                                                                VALIC Company I

                                                             Semi-Annual Report
                                                              November 30, 2002

            VALIC COMPANY I - SEMI-ANNUAL REPORT NOVEMBER 30, 2002



TABLE OF CONTENTS

                President's Letter......................   1

                Schedules of Investments:

                   Stock Index Fund.....................   2
                   Mid Cap Index Fund...................   9
                   Small Cap Index Fund.................  15
                   Nasdaq-100(R) Index Fund.............  34
                   Small Cap Fund.......................  37
                   International Equities Fund..........  43
                   International Growth I Fund..........  54
                   Opportunities Fund...................  57
                   Blue Chip Growth Fund................  59
                   Core Equity Fund.....................  62
                   Large Cap Growth Fund................  66
                   Growth & Income Fund.................  69
                   Income & Growth Fund.................  72
                   Science & Technology Fund............  77
                   Health Sciences Fund.................  79
                   Social Awareness Fund................  82
                   Asset Allocation Fund................  86
                   Capital Conservation Fund............  96
                   Government Securities Fund........... 101
                   International Government Bond Fund... 103
                   Money Market I Fund.................. 106
                   Value Fund........................... 108

                Statements of Assets and Liabilities.... 113

                Statements of Operations................ 116

                Statements of Changes in Net Assets..... 119

                Notes to Financial Statements........... 125

                Financial Highlights.................... 132

                Director Information.................... 138

--------------------------------------------------------------------------------

                                                                             1
                              PRESIDENT'S LETTER


Dear Valued Investor:

Although the last three years have been difficult for investors, the six-month period since you received your Annual Report for VALIC Company I has truly tested investors' patience. In 2000, the stock market came down from the exuberant highs generated by 18 years of economic and market expansion. In 2001, the economy fell into a recession, corporate profits plunged, the United States was attacked by terrorists, and the stock market responded by continuing to decline.

2002 was a particularly frustrating year for investors because the economy began to recover, profits rose and interest rates fell; however, stock prices declined more in 2002 than in either of the previous two years. On July 23, 2002, the S&P 500 hit a twelve-month low of 797.70, a number the S&P 500 had not seen since 1997. Fueled by the investment losses of the prior two years, corporate accounting scandals, and worries about war and further terrorist attacks, investors remained pessimistic throughout 2002.

No one can say with certainty if investors will become more optimistic in 2003. With respect to corporate accounting scandals, the government has responded with new laws designed to promote auditor independence and better corporate governance. In addition, the investment community has agreed to spend millions of dollars on independent investment research and to separate banking and research functions more clearly. Threats of terrorism and war continue to present unknown risks. Overall, the economy appears to be expanding - gross domestic product grew by 4.0% in the third quarter of 2002 and economic forecasters predict continued growth for 2003. In the long term, this economic balance should bring markets back to more reasonable levels.

In the face of these difficult markets, our team of experienced investment research professionals continually monitor the funds in the Series. In addition to reviewing performance information and risk factors relating to the funds, the team measures the style consistency of each of the funds. When certain asset classes are under pressure, such as large cap growth and mid cap growth are today, it is important to confirm that the investment managers continue to stick to their disciplines. Style consistency is critical to successful asset allocation and asset allocation is critical to successful long-term investing.

The biggest risk that investors face during these uncertain times is losing focus and taking their eyes off their long-term investment strategies. We believe that spreading your investments among different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With VALIC Company I, you have a wide range of investment choices, covering all asset classes, to help you meet your objectives.

Additionally, once you have a plan in place based on your risk tolerance and investment goals - stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

The following pages provide you with important performance information for each fund, the investment viewpoints of the portfolio manager, and insights affecting the fund's performance.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                Sincerely,

                                 /s/ Evelyn M. Curran
                                Evelyn M. Curran, President
                                VALIC Company I

--------------------------------------------------------------------------------

2
                         STOCK INDEX FUND (Unaudited)
                                                              November 30, 2002


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year    5 Years 10 Years
                       ------------------------------------
                       (11.69%) (16.86%)    0.66%   9.81%
                       ------------------------------------





                                     [CHART]

Growth of $10,000 Investment

            Stock Index Fund       S&P 500
            ----------------       -------
11/30/92       $10,000.00        $10,000.00
12/92           10,116.49         10,122.70
12/93           11,115.33         11,143.01
12/94           11,193.31         11,290.09
12/95           15,369.04         15,532.70
12/96           18,864.43         19,100.38
12/97           25,107.73         25,472.16
12/98           32,244.67         32,752.25
12/99           38,877.03         39,645.64
12/00           35,240.42         36,036.13
12/01           30,941.08         31,753.39
11/29/02        25,500.00         26,280.00

For the six months ended November 30, 2002, the Stock Index Fund returned -11.69% compared to -11.49% for the S&P 500(R) Index.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                 1. Microsoft Corp....................... 3.58%
                 2. General Electric Co.................. 3.08%
                 3. Wal-Mart Stores, Inc................. 2.75%
                 4. Exxon Mobil Corp..................... 2.69%
                 5. Citigroup, Inc....................... 2.25%
                 6. Pfizer, Inc.......................... 2.23%
                 7. American International Group, Inc.... 1.94%
                 8. Johnson & Johnson.................... 1.94%
                 9. International Business Machines Corp. 1.69%
                10. Intel Corp........................... 1.59%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between our fund and the S&P 500(R) Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark index. In addition, we use index derivatives (futures) to manage cash flow and keep the Fund as close to 100% invested as possible.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Our investment decisions are dictated by index provider's decisions to add, delete, or change the weighting of an index component. While we do have the discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and, therefore, we attempt to implement all index changes coincident with the index.

What is your investment outlook for the coming year?
As an index fund manager, my objective is to track the underlying index whether it be up, down, or flat. My "investment decisions" are not predicated by my near- or long-term outlook for the market. That said, it is our opinion that we will see some volatility as the market, and the economy, seek to recover. We are looking forward to positive returns over the next twelve months for the S&P 500(R) with the large, multi-national firms benefiting from favorable currency translations.

--------------------------------------------------------------------------------

                                                                             3
November 30, 2002
            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)



 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------------------------------------------------------
            COMMON STOCK - 98.82%
            ADVERTISING - 0.23%
  152,900   Interpublic Group of Cos., Inc. $    2,288,913
   74,900   Omnicom Group, Inc.............      5,096,945
   44,500 + TMP Worldwide, Inc.............        648,365
                                            --------------
                                                 8,034,223
                                            --------------
            AEROSPACE/DEFENSE - 1.69%
  334,500   Boeing Co......................     11,373,000
   80,500   General Dynamics Corp..........      6,556,725
   45,900   Goodrich Corp..................        844,560
  326,500   Honeywell International, Inc...      8,446,555
  181,300   Lockheed Martin Corp...........      9,463,860
   45,000   Northrop Grumman Corp..........      4,360,950
  160,600   Raytheon Co....................      4,684,702
   72,900   Rockwell Collins, Inc..........      1,560,060
  188,000   United Technologies Corp.......     11,744,360
                                            --------------
                                                59,034,772
                                            --------------
            AIRLINES - 0.18%
   61,800 + AMR Corp.......................        478,332
   49,100   Delta Air Lines, Inc...........        662,850
  308,100   Southwest Airlines Co..........      5,114,460
                                            --------------
                                                 6,255,642
                                            --------------
            APPAREL & PRODUCTS - 0.56%
  346,700   Gap, Inc.......................      5,509,063
   51,500 + Jones Apparel Group, Inc.......      1,895,200
  207,700   Limited, Inc...................      3,532,977
   42,500   Liz Claiborne, Inc.............      1,368,500
  106,300   Nike, Inc., Class B............      4,760,114
   23,800 + Reebok International, Ltd......        682,822
   43,700   VF Corp........................      1,654,482
                                            --------------
                                                19,403,158
                                            --------------
            APPLIANCES/FURNISHINGS - 0.12%
   77,900   Leggett & Platt, Inc...........      1,859,473
   31,100   Maytag Corp....................        961,301
   27,300   Whirlpool Corp.................      1,468,194
                                            --------------
                                                 4,288,968
                                            --------------
            AUTOMOTIVE - 0.93%
   39,300 + AutoZone, Inc..................      3,210,810
   29,500   Cooper Tire & Rubber Co........        469,050
   60,300   Danaher Corp. /(1)/............      3,789,252

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
            AUTOMOTIVE - Continued
  223,900   Delphi Automotive Systems Corp... $    1,903,150
  726,400   Ford Motor Co. /(1)/.............      8,266,432
  223,300   General Motors Corp..............      8,865,010
   69,500   Genuine Parts Co. /(1)/..........      2,209,405
   69,900   Goodyear Tire & Rubber Co. /(1)/.        575,976
   51,400   TRW, Inc.........................      2,656,866
   51,900   Visteon Corp.....................        417,795
                                              --------------
                                                  32,363,746
                                              --------------
            BANKS - 6.77%
  143,200   AmSouth Bancorp..................      2,730,824
  598,900   Bank of America Corp.............     41,970,912
  289,400   Bank of New York Co., Inc........      8,783,290
  467,700   Bank One Corp....................     18,469,473
  192,600   BB&T Corp. /(1)/.................      7,316,874
   91,400   Charter One Financial, Inc.......      2,751,140
   69,900   Comerica, Inc....................      3,308,367
  231,300   Fifth Third Bancorp..............     12,952,800
   50,300   First Tennessee National Corp....      1,855,064
  417,500   FleetBoston Financial Corp.......     11,326,775
   96,700   Huntington Bancshares, Inc. /(1)/      1,892,419
  169,800   KeyCorp..........................      4,430,082
   83,900   Marshall & Ilsley Corp...........      2,384,438
  173,400   Mellon Financial Corp............      5,210,670
  243,400   National City Corp...............      6,766,520
   65,300   North Fork Bancorp., Inc.........      2,273,093
   88,300   Northern Trust Corp..............      3,417,210
  113,600   PNC Financial Services Group.....      4,793,920
  115,100 + Providian Financial Corp.........        699,808
   88,300   Regions Financial Corp...........      3,067,542
  138,000   SouthTrust Corp..................      3,607,320
  129,100   State Street Bank & Trust Co.....      5,809,500
  113,500   SunTrust Bks., Inc...............      6,657,910
  118,800   Synovus Financial Corp. /(1)/....      2,474,604
  763,000   U.S. Bancorp.....................     16,709,700
   79,700   Union Planters Corp..............      2,351,150
  546,500   Wachovia Corp....................     19,209,475
  677,100   Wells Fargo & Co.................     31,288,791
   36,500   Zions Bancorp....................      1,501,975
                                              --------------
                                                 236,011,646
                                              --------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
            BEVERAGES - 2.92%
   14,400   Adolph Coors Co., Class B......... $     933,984
  346,200   Anheuser-Busch Cos., Inc..........    17,005,344
   27,200   Brown-Forman Corp., Class B.......     1,797,920
  989,500   Coca-Cola Bottling Co.............    45,160,780
  178,700   Coca-Cola Enterprises, Inc........     3,804,523
  113,600   Pepsi Bottling Group, Inc.........     3,262,592
  706,400   PepsiCo, Inc......................    30,007,872
                                               -------------
                                                 101,973,015
                                               -------------
            BROADCASTING - 1.00%
  244,100 + Clear Channel Communications, Inc.    10,608,586
  704,714 + Comcast Corp., Class A............    16,518,496
  208,886 + Comcast Corp., Special Class A....     4,762,601
   91,300 + Univision Communications, Inc.,
             Class A /(1)/....................     2,934,382
                                               -------------
                                                  34,824,065
                                               -------------
            BUILDING MATERIALS - 0.64%
   28,600 + American Standard Cos., Inc.......     2,130,128
  310,200   Lowe's Cos., Inc..................    12,873,300
  197,700   Masco Corp........................     3,987,609
   60,200   Sherwin-Williams Co...............     1,735,566
   40,500   Vulcan Materials Co...............     1,528,470
                                               -------------
                                                  22,255,073
                                               -------------
            CHEMICAL - 1.54%
   90,500   Air Products and Chemicals, Inc...     4,001,910
   27,400   Ashland, Inc......................       799,258
  363,000   Dow Chemical Co...................    11,579,700
  395,900   E.I. du Pont de Nemours and Co....    17,665,058
   30,800   Eastman Chemical Co...............     1,205,204
   51,500   Ecolab, Inc.......................     2,558,005
   51,300   Engelhard Corp....................     1,243,512
   20,000   Great Lakes Chemical Corp. /(1)/..       502,000
   43,400 + Hercules, Inc.....................       408,828
  104,100   Monsanto Co.......................     1,831,119
   67,500   PPG Industries, Inc...............     3,380,400
   64,300   Praxair, Inc......................     3,793,700
   88,100   Rohm and Haas Co..................     3,117,859
   29,200   Sigma-Aldrich Corp. /(1)/.........     1,467,300
                                               -------------
                                                  53,553,853
                                               -------------

--------------------------------------------------------------------------------

4
      STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


  NUMBER                                             MARKET
 OF SHARES                                           VALUE
---------------------------------------------------------------
            COMMERCIAL SERVICES - 1.36%
   22,600   Ball Corp........................... $    1,118,248
  414,600 + Cendant Corp........................      5,215,668
   67,700   Cintas Corp. /(1)/..................      3,416,819
  204,500 + Concord EFS, Inc....................      3,067,500
   69,000 + Convergys Corp......................      1,189,560
   25,000   Deluxe Corp.........................      1,085,000
   32,300   Fluor Corp..........................        885,666
   61,900   Moody's Corp........................      2,724,838
   46,800 + Quintiles Transnational Corp........        549,900
  445,000   United Parcel Service, Inc., Class B     28,195,200
                                                 --------------
                                                     47,448,399
                                                 --------------
            CONGLOMERATES - 4.35%
  155,500   3M Co...............................     20,191,675
   28,100   Eaton Corp..........................      2,131,947
3,965,800   General Electric Co.................    107,473,180
   36,500   ITT Industries, Inc.................      2,200,220
   74,100   Loews Corp..........................      2,999,568
   55,000   Textron, Inc........................      2,370,500
  795,300   Tyco International, Ltd.............     14,188,152
                                                 --------------
                                                    151,555,242
                                                 --------------
            DRUGS - 8.84%
  622,700   Abbott Laboratories.................     27,261,806
   51,500   Allergan, Inc.......................      3,027,685
  509,500 + Amgen, Inc..........................     24,048,400
  772,100   Bristol-Myers Squibb Co.............     20,460,650
   75,300 + Chiron Corp. /(1)/..................      3,027,060
  447,800   Eli Lilly & Co......................     30,584,740
   71,600 + Forest Laboratories, Inc............      7,684,828
   97,100 + King Pharmaceuticals, Inc...........      1,842,958
   99,900 + MedImmune, Inc......................      2,635,362
  896,700   Merck & Co., Inc....................     53,272,947
2,467,200   Pfizer, Inc.........................     77,815,488
  514,300   Pharmacia Corp......................     21,754,890
  584,500   Schering-Plough Corp................     13,244,770
   42,600 + Watson Pharmaceuticals, Inc.........      1,277,574
  528,200   Wyeth...............................     20,298,726
                                                 --------------
                                                    308,237,884
                                                 --------------

  NUMBER                                          MARKET
 OF SHARES                                        VALUE
------------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 1.30%
  185,000 + Agilent Technologies, Inc........ $    3,590,850
   78,300 + American Power Conversion Corp...      1,260,630
   84,700   Applera Corp. - Applied
             Biosystems Group................      1,851,542
   74,500 + Comverse Technology, Inc.........        902,940
  167,800   Emerson Electric Co..............      8,750,770
   78,800 + Jabil Circuit, Inc. /(1)/........      1,690,260
  542,700 + JDS Uniphase Corp................      1,850,607
   35,400   Johnson Controls, Inc. /(1)/.....      2,934,306
   19,300   Millipore Corp...................        711,398
   77,100   Molex, Inc.......................      2,162,655
   61,000 + NVIDIA Corp. /(1)/...............      1,044,930
   47,000   Parker Hannifin Corp.............      2,194,430
   49,700   Perkinelmer, Inc.................        425,432
   95,000   Pitney Bowes, Inc................      3,353,500
   66,700 + PMC-Sierra, Inc. /(1)/...........        543,605
   31,800 + Power-One, Inc...................        251,220
  209,000 + Sanmina-SCI Corp.................      1,003,200
  328,300 + Solectron Corp...................      1,516,746
   91,400   Symbol Technologies, Inc.........        940,506
   35,500 + Tektronix, Inc...................        700,060
   66,300 + Thermo Electron Corp.............      1,298,817
   23,100 + Thomas & Betts Corp. /(1)/.......        431,970
   37,200   W. W. Grainger, Inc..............      2,000,616
   52,300 + Waters Corp......................      1,401,640
  291,000 + Xerox Corp. /(1)/................      2,537,520
                                              --------------
                                                  45,350,150
                                              --------------
            FINANCE COMPANIES - 0.48%
  509,300   MBNA Corp........................     10,868,462
   61,600   SLM Corp.........................      6,020,168
                                              --------------
                                                  16,888,630
                                              --------------
            FINANCIAL SERVICES - 6.42%
  529,700   American Express Co..............     20,621,221
   39,300   Bear Stearns Cos., Inc. /(1)/....      2,515,200
   88,300   Capital One Financial Corp. /(1)/      2,984,540
2,017,300   Citigroup, Inc...................     78,432,624
   50,200   Countrywide Financial Corp.......      2,474,860
   57,500   Equifax, Inc.....................      1,397,250
  396,600   Fannie Mae.......................     25,005,630
  277,300   Freddie Mac......................     15,983,572

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
            FINANCIAL SERVICES - Continued
   72,000   H & R Block, Inc................... $    2,759,760
  181,300   Household International, Inc.......      5,203,310
  794,700   JP Morgan Chase & Co...............     20,002,599
   97,100   Lehman Brothers Holdings, Inc......      5,961,940
  344,900   Merrill Lynch & Co., Inc...........     15,003,150
  436,800   Morgan Stanley.....................     19,760,832
  149,800   Paychex, Inc.......................      4,374,160
   88,600   Stillwell Financial, Inc...........      1,304,192
                                                --------------
                                                   223,784,840
                                                --------------
            FOODS - 1.29%
  259,600   Archer-Daniels-Midland Co..........      3,460,468
  164,100   Campbell Soup Co...................      3,963,015
  214,000   ConAgra Foods, Inc.................      5,215,180
  146,500   General Mills, Inc.................      6,536,830
  139,800   H J Heinz Co.......................      4,867,836
   54,400   Hershey Foods Corp.................      3,502,816
  163,400   Kellogg Co.........................      5,452,658
  312,600   Sara Lee Corp......................      7,292,958
   89,800   Wm. Wrigley Jr. Co.................      4,830,342
                                                --------------
                                                    45,122,103
                                                --------------
            FREIGHT - 0.20%
  118,600   FedEx Corp.........................      6,234,802
   24,900   Ryder System, Inc..................        572,700
                                                --------------
                                                     6,807,502
                                                --------------
            HARDWARE & TOOLS - 0.09%
   32,100   Black & Decker Corp................      1,379,337
   23,400   Snap-on, Inc.......................        700,596
   34,300   Stanley Works......................      1,232,742
                                                --------------
                                                     3,312,675
                                                --------------
            HEALTHCARE - 0.76%
   56,200 + Anthem, Inc........................      3,329,850
   21,500   Bausch & Lomb, Inc. /(1)/..........        811,410
   95,000   Health Management Associates, Inc.,
             Class A /(1)/.....................      1,665,350
  157,900 + HEALTHSOUTH Corp...................        642,653
   67,500 + Humana, Inc........................        702,675
  113,000   IMS Health, Inc....................      1,875,800

--------------------------------------------------------------------------------

                                                                             5
November 30, 2002
      STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


  NUMBER                                          MARKET
 OF SHARES                                        VALUE
------------------------------------------------------------
            HEALTHCARE - Continued
   39,100 + Manor Care, Inc.................. $      761,668
  115,600   McKesson Corp....................      2,996,352
  120,900   UnitedHealth Group, Inc..........      9,847,305
   58,100 + Wellpoint Health Networks, Inc.,
              Class A........................      3,824,723
                                              --------------
                                                  26,457,786
                                              --------------
            HEAVY DUTY TRUCKS/PARTS - 0.11%
   59,100   Dana Corp........................        797,850
   24,000 + Navistar International Corp......        740,640
   46,100   PACCAR, Inc. /(1)/...............      2,258,900
                                              --------------
                                                   3,797,390
                                              --------------
            HOME BUILDERS - 0.09%
   24,500   Centex Corp......................      1,233,085
   19,900   KB Home /(1)/....................        889,331
   24,300   Pulte Homes, Inc. /(1)/..........      1,140,642
                                              --------------
                                                   3,263,058
                                              --------------
            HOSPITAL MANAGEMENT - 0.34%
  194,800 + Tenet Healthcare Corp............      3,594,060
  206,000   HCA, Inc.........................      8,301,188
                                              --------------
                                                  11,895,248
                                              --------------
            HOSPITAL SUPPLIES - 3.72%
   42,200   AmerisourceBergen Corp...........      2,448,444
  240,400   Baxter International, Inc........      7,690,396
  102,700   Becton, Dickinson and Co.........      3,047,109
  162,200 + Boston Scientific Corp...........      6,812,400
   20,500   CR Bard, Inc.....................      1,137,750
  180,000   Cardinal Health, Inc.............     11,077,200
1,186,000   Johnson & Johnson................     67,625,720
  483,600   Medtronic, Inc. /(1)/............     22,608,300
   70,500 + St. Jude Medical, Inc............      2,454,810
   78,800 + Stryker Corp.....................      4,873,780
                                              --------------
                                                 129,775,909
                                              --------------
            HOUSEHOLD PRODUCTS - 2.76%
   23,100   Alberto-Culver Co., Class B......      1,144,605
   26,200 + American Greetings Corp., Class A        426,274
   94,100   Avon Products, Inc...............      4,832,035
   91,800   Clorox Co........................      4,024,512
  216,300   Colgate-Palmolive Co.............     11,115,657
   59,800   Fortune Brands, Inc..............      2,916,446
  421,600   Gillette Co......................     12,782,912

  NUMBER                                              MARKET
 OF SHARES                                            VALUE
----------------------------------------------------------------
            HOUSEHOLD PRODUCTS - Continued
   37,900   International Flavors &
             Fragrances, Inc..................... $    1,251,458
  206,000   Kimberly-Clark Corp..................     10,365,920
  106,500   Newell Rubbermaid, Inc...............      3,378,180
  518,000   Procter & Gamble Co..................     43,512,000
   23,100   Tupperware Corp......................        395,703
                                                  --------------
                                                      96,145,702
                                                  --------------
            HUMAN RESOURCES - 0.04%
   70,100 + Robert Half International, Inc. /(1)/      1,377,465
                                                  --------------
            INFORMATION PROCESSING -
            HARDWARE - 3.60%
  143,100 + Apple Computer, Inc..................      2,218,050
1,034,100 + Dell Computer Corp...................     29,544,237
  129,200 + Gateway, Inc.........................        492,252
1,216,300   Hewlett-Packard Co...................     23,693,524
  675,400   International Business Machines Corp.     58,827,340
   50,300 + Lexmark International, Inc., Class A.      3,326,842
  134,100 + Network Appliance, Inc. /(1)/........      1,859,967
1,294,000 + Sun Microsystems, Inc................      5,552,554
                                                  --------------
                                                     125,514,766
                                                  --------------
            INFORMATION PROCESSING -
            SERVICES - 1.24%
   68,400 + Computer Sciences Corp...............      2,386,476
  121,800 + eBay, Inc. /(1)/.....................      8,398,110
  191,400   Electronic Data Systems Corp.........      3,548,556
  878,400 + EMC Corp.............................      6,368,400
  301,800   First Data Corp......................     10,454,352
   76,600 + Fiserv, Inc..........................      2,598,272
   39,100 + NCR Corp.............................      1,079,160
  112,600 + SunGard Data Systems, Inc............      2,631,462
  128,800 + Unisys Corp..........................      1,442,560
  239,400 + Yahoo!, Inc..........................      4,373,838
                                                  --------------
                                                      43,281,186
                                                  --------------
            INFORMATION PROCESSING -
            SOFTWARE - 5.35%
   95,700   Adobe Systems, Inc...................      2,826,021
   45,700   Autodesk, Inc........................        707,893
  247,200   Automatic Data Processing, Inc.......     10,745,784
   96,100 + BMC Software, Inc....................      1,720,190
   69,700 + Citrix Systems, Inc..................        818,975
  230,300   Computer Associates
             International, Inc. /(1)/...........      3,479,833

  NUMBER                                               MARKET
 OF SHARES                                             VALUE
-----------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - Continued
  149,800 + Compuware Corp......................... $     817,908
   84,400 + Intuit, Inc............................     4,552,536
   33,500 + Mercury Interactive Corp...............     1,121,580
2,158,600 + Microsoft Corp. @......................   124,810,252
  145,100 + Novell, Inc............................       518,007
2,165,700 + Oracle Corp............................    26,313,255
  104,000 + Parametric Technology Corp.............       322,400
  124,400 + PeopleSoft, Inc........................     2,443,216
   77,000 + Rational Software Corp.................       712,250
  190,500 + Siebel Systems, Inc. /(1)/.............     1,621,155
  163,600 + Veritas Software Corp..................     2,974,248
                                                    -------------
                                                      186,505,503
                                                    -------------
            INSURANCE - 5.04%
  104,600   Ace, Ltd...............................     3,566,860
   59,900   Aetna, Inc.............................     2,261,225
  206,200   AFLAC, Inc.............................     6,361,270
  281,200   Allstate Corp..........................    10,975,236
   42,200   Ambac Financial Group, Inc.............     2,637,922
1,040,600   American International Group, Inc. #...    67,795,090
  121,500   Aon Corp. /(1)/........................     2,216,160
   68,400   Chubb Corp.............................     4,008,240
   55,800   CIGNA Corp.............................     2,428,974
   64,500   Cincinnati Financial Corp..............     2,483,250
   98,700   Hartford Financial Services Group, Inc.     4,842,222
   58,800   Jefferson-Pilot Corp...................     2,243,220
  115,700   John Hancock Financial Services, Inc...     3,536,949
   73,400   Lincoln National Corp..................     2,579,276
  213,500   Marsh & McLennan Cos., Inc.............    10,077,200
   58,800   MBIA, Inc..............................     2,674,224
  279,800   MetLife, Inc...........................     7,509,832
   41,000   MGIC Investment Corp...................     1,913,470
  138,300   Principal Financial Group, Inc. /(1)/..     4,010,700
   86,800   Progressive Corp.......................     4,916,352
  231,300 + Prudential Financial, Inc..............     6,957,504
   54,600   Safeco Corp............................     1,975,974
   90,200   St. Paul Cos., Inc.....................     3,359,048
   47,400   Torchmark Corp.........................     1,760,436
  398,500 + Travelers Property Casualty Corp.,
             Class B...............................     6,376,000
   96,200   UnumProvident Corp.....................     1,640,210
   54,100   Xl Capital, Ltd., Class A..............     4,476,234
                                                    -------------
                                                      175,583,078
                                                    -------------

--------------------------------------------------------------------------------

6
      STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
---------------------------------------------------------------------
            LEISURE AND TOURISM - 1.52%
   36,200   Brunswick Corp............................. $     760,924
  233,800   Carnival Corp., Class A....................     6,558,090
   68,200   Darden Restaurants, Inc....................     1,475,166
   55,500 + Electronic Arts, Inc.......................     3,766,230
  120,500   Harley-Davidson, Inc.......................     5,849,070
   44,500 + Harrah's Entertainment, Inc................     1,780,000
   68,900   Hasbro, Inc................................       883,298
  149,700   Hilton Hotels Corp.........................     2,049,393
   34,500 + International Game Technology..............     2,659,950
   96,700   Marriott International, Inc., Class A /(1)/     3,457,025
  174,100   Mattel, Inc................................     3,589,942
  508,300   McDonald's Corp............................     9,403,550
   57,700 + Sabre Holdings Corp., Class A..............     1,255,552
  154,800 + Starbucks Corp.............................     3,365,352
   79,400   Starwood Hotels & Resorts Worldwide,
             Inc., Class B.............................     2,011,202
   46,100   Wendy's International, Inc.................     1,287,573
  118,300 + Yum! Brands, Inc...........................     2,828,553
                                                        -------------
                                                           52,980,870
                                                        -------------
            MACHINERY - 0.88%
  137,100   Caterpillar, Inc...........................     6,841,290
   37,400   Cooper Industries, Ltd., Class A...........     1,421,948
   24,100   Crane Co...................................       495,737
   16,400   Cummins, Inc. /(1)/........................       515,616
   95,000   Deere & Co.................................     4,859,250
   81,100   Dover Corp.................................     2,530,320
  122,100   Illinois Tool Works, Inc...................     8,301,579
   67,400   Ingersoll-Rand Co., Class A................     3,113,880
   49,400   Pall Corp..................................       942,552
   74,600   Rockwell Automation, Inc...................     1,570,330
                                                        -------------
                                                           30,592,502
                                                        -------------
            MEDICAL - BIOMEDICAL/GENE - 0.07%
   59,200 + Biogen, Inc................................     2,613,680
                                                        -------------
            MEDICAL TECHNOLOGY - 0.35%
  104,900   Biomet, Inc................................     2,884,750
   85,400 + Genzyme Corp., General Division............     2,801,120
  121,800 + Guidant Corp...............................     3,645,474
   77,600 + Zimmer Holdings, Inc.......................     2,920,864
                                                        -------------
                                                           12,252,208
                                                        -------------

     NUMBER                                               MARKET
    OF SHARES                                             VALUE
--------------------------------------------------------------------
                   METALS - 0.50%
         336,500   Alcoa, Inc........................ $    8,597,575
          31,900   Allegheny Technologies, Inc.......        228,085
          58,000 + Freeport-McMoRan Copper & Gold,
                    Inc., Class B /(1)/..............        899,000
         160,000   Newmont Mining Corp. /(1)/........      3,745,600
          31,100   Nucor Corp........................      1,562,464
          35,400 + Phelps Dodge Corp.................      1,112,268
          40,500   United States Steel Corp..........        586,440
          34,000   Worthington Industries, Inc. /(1)/        599,080
                                                      --------------
                                                          17,330,512
                                                      --------------
                   MISCELLANEOUS - 0.12%
         116,200   Eastman Kodak Co..................      4,290,104
                                                      --------------
                   MULTIMEDIA - 2.62%
       1,779,100 + AOL Time Warner, Inc..............     29,123,867
         106,300   Gannett Co., Inc..................      7,573,875
          77,300   McGraw-Hill Cos., Inc.............      4,583,117
          19,900   Meredith Corp.....................        867,839
703,400          + Viacom, Inc., Class B.............     33,066,834
         813,500   Walt Disney Co....................     16,123,570
                                                      --------------
                                                          91,339,102
                                                      --------------
                   OIL AND GAS - 5.68%
          35,600   Amerada Hess Corp.................      1,993,600
          99,000   Anadarko Petroleum Corp...........      4,672,800
          57,500   Apache Corp.......................      3,098,100
         134,500   Baker Hughes, Inc.................      4,403,530
          62,500 + BJ Services Co....................      2,090,625
          80,200   Burlington Resources, Inc.........      3,378,024
         425,700   ChevronTexaco Corp................     28,534,671
         269,600   ConocoPhillips....................     12,889,576
          62,300   Devon Energy Corp.................      2,852,717
         146,400   Dynegy, Inc., Class A /(1)/.......        171,288
         233,000   El Paso Corp. /(1)/...............      1,985,160
          46,300   EOG Resources, Inc................      1,795,051
       2,693,500   Exxon Mobil Corp..................     93,733,800
         173,900   Halliburton Co....................      3,651,900
          40,100   Kerr-McGee Corp...................      1,814,525
          48,500   Kinder Morgan, Inc................      1,990,925
         123,400   Marathon Oil Corp.................      2,468,000
          25,200 + McDermott International, Inc......         83,160

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            OIL AND GAS - Continued
   57,600 + Nabors Industries, Ltd....... $    2,039,040
   53,500 + Noble Corp...................      1,816,325
  149,900   Occidental Petroleum Corp....      4,174,715
   13,900   Peoples Energy Corp..........        500,261
   37,400   Rowan Cos., Inc..............        796,620
  230,200   Schlumberger, Ltd............     10,186,350
   30,400   Sunoco, Inc..................        899,840
  127,200   Transocean, Inc..............      3,090,960
  102,800   Unocal Corp..................      3,048,020
                                          --------------
                                             198,159,583
                                          --------------
            PAPER/FOREST PRODUCTS - 0.76%
   43,700   Avery Dennison Corp..........      2,816,028
   21,300   Bemis Co., Inc...............      1,101,636
   23,100   Boise Cascade Corp...........        625,548
   91,700   Georgia-Pacific Corp.........      1,900,941
  192,000   International Paper Co.......      7,536,000
   41,500 + Louisiana-Pacific Corp.......        371,840
   79,600   Meadwestvaco Corp............      1,993,184
   63,100 + Pactiv Corp..................      1,306,170
   74,300   Plum Creek Timber Co., Inc...      1,809,205
   33,400 + Sealed Air Corp. /(1)/.......      1,262,854
   21,300   Temple-Inland, Inc. /(1)/....      1,044,765
   87,200   Weyerhaeuser Co..............      4,586,720
                                          --------------
                                              26,354,891
                                          --------------
            POLLUTION CONTROL - 0.20%
   78,500 + Allied Waste Industries, Inc.        838,380
  243,800   Waste Management, Inc........      6,075,496
                                          --------------
                                               6,913,876
                                          --------------
            PUBLISHING - 0.37%
   33,500   Dow Jones & Co., Inc. /(1)/..      1,388,575
   33,100   Knight-Ridder, Inc...........      2,075,701
   60,400   New York Times Co., Class A..      2,901,616
   45,000   R. R. Donnelley & Sons Co....        957,150
  120,400   Tribune Co...................      5,514,320
                                          --------------
                                              12,837,362
                                          --------------

--------------------------------------------------------------------------------

                                                                             7
November 30, 2002
     STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
            RAILROADS & EQUIPMENT - 0.43%
  151,600   Burlington Northern Santa Fe Corp. $    3,840,028
   85,000   CSX Corp..........................      2,350,250
  154,800   Norfolk Southern Corp.............      3,054,204
  100,700   Union Pacific Corp................      5,830,530
                                               --------------
                                                   15,075,012
                                               --------------
            REAL ESTATE INVESTMENT TRUSTS - 0.28%
  167,500   Equity Office Properties Trust....      4,306,425
  110,500   Equity Residential................      2,886,260
   73,600   Simon Property Group, Inc.........      2,481,792
                                               --------------
                                                    9,674,477
                                               --------------
            RETAIL - 6.52%
  162,200   Albertson's, Inc. /(1)/...........      3,785,748
  116,400 + Bed Bath & Beyond, Inc............      4,037,916
  128,100 + Best Buy Co., Inc.................      3,545,808
   46,200 + Big Lots, Inc. /(1)/..............        586,740
   83,700   Circuit City Stores, Inc..........        810,216
  181,300 + Costco Wholesale Corp.............      5,855,990
  156,500   CVS Corp..........................      4,206,720
   33,600   Dillard's, Inc., Class A..........        649,152
  132,800   Dollar General Corp...............      1,756,944
   69,000   Family Dollar Stores, Inc.........      2,034,810
   80,300 + Federated Department Stores, Inc..      2,624,204
  939,200   Home Depot, Inc...................     24,813,664
  106,500   JC Penney Co., Inc. /(1)/.........      2,527,245
  134,200 + Kohl's Corp.......................      9,192,700
  314,400 + Kroger Co.........................      4,945,512
  114,800   May Department Stores Co..........      2,808,008
   54,000   Nordstrom, Inc....................      1,080,000
  123,200 + Office Depot, Inc.................      2,181,872
   68,400 + RadioShack Corp...................      1,624,500
  175,800 + Safeway, Inc......................      4,180,524
  125,900   Sears, Roebuck and Co.............      3,487,430
  186,300 + Staples, Inc......................      3,595,590
   53,200   SUPERVALU, Inc....................        956,536
  264,400   Sysco Corp........................      7,778,648
  361,600   Target Corp.......................     12,576,448
   58,100   Tiffany & Co......................      1,648,878
  215,100   TJX Cos., Inc.....................      4,209,507
   84,600 + Toys "R" Us, Inc..................      1,151,406

  NUMBER                                       MARKET
 OF SHARES                                     VALUE
---------------------------------------------------------
            RETAIL - Continued
1,773,000   Wal-Mart Stores, Inc...........  $ 96,025,680
  408,300   Walgreen Co....................    11,754,957
   56,000   Winn-Dixie Stores, Inc. /(1)/..       835,520
                                            -------------
                                              227,268,873
                                            -------------
            SAVINGS & LOAN - 0.52%
   61,600   Golden West Financial Corp.....     4,262,720
  385,500   Washington Mutual, Inc.........    13,870,290
                                            -------------
                                               18,133,010
                                            -------------
            SCHOOLS - 0.08%
   69,100 + Apollo Group, Inc., Class A....     2,850,375
                                            -------------
            SECURITIES RELATED - 0.77%
  544,000   Charles Schwab Corp............     6,277,760
  103,600   Franklin Resources, Inc........     3,828,020
  192,000   Goldman Sachs Group, Inc.......    15,143,040
   49,000   T. Rowe Price Group, Inc.......     1,489,110
                                            -------------
                                               26,737,930
                                            -------------
            SEMICONDUCTORS - 3.41%
  136,500 + Advanced Micro Devices, Inc....     1,160,250
  152,200 + Altera Corp....................     2,211,466
  145,800 + Analog Devices, Inc............     4,474,602
  655,700 + Applied Materials, Inc.........    11,179,685
  120,000 + Applied Micro Circuits Corp....       547,200
  109,200 + Broadcom Corp., Class A /(1)/..     2,134,860
2,656,700   Intel Corp.....................    55,471,896
   75,400 + KLA-Tencor Corp. /(1)/.........     3,330,418
  126,500   Linear Technology Corp.........     4,203,595
  148,200 + LSI Logic Corp.................     1,228,578
  128,700   Maxim Integrated Products, Inc.     5,416,983
  240,600 + Micron Technology, Inc.........     3,803,886
   72,300 + National Semiconductor Corp....     1,467,690
   57,800 + Novellus Systems, Inc..........     2,097,562
   37,200 + QLogic Corp. /(1)/.............     1,615,968
   73,000 + Teradyne, Inc..................     1,196,470
  691,000   Texas Instruments, Inc.........    13,896,010
  134,500 + Xilinx, Inc....................     3,314,080
                                            -------------
                                              118,751,199
                                            -------------

  NUMBER                                            MARKET
 OF SHARES                                          VALUE
--------------------------------------------------------------
            TELECOMMUNICATIONS - 5.14%
  317,500 + ADC Telecommunications, Inc......... $     688,975
  124,000   Alltel Corp. /(1)/..................     6,829,920
   39,000 + Andrew Corp. /(1)/..................       438,750
  306,540   AT&T Corp...........................     8,595,382
1,079,300 + AT&T Wireless Services, Inc.........     8,148,715
  144,200 + Avaya, Inc..........................       418,180
  746,000   BellSouth Corp......................    20,738,800
   56,500   CenturyTel, Inc.....................     1,744,720
  172,100 + Ciena Corp. /(1)/...................     1,144,465
2,916,400 + Cisco Systems, Inc..................    43,512,688
  112,500 + Citizens Communications Co. /(1)/...     1,109,250
  457,600 + Corning, Inc. /(1)/.................     2,027,168
1,368,100 + Lucent Technologies, Inc. /(1)/.....     2,394,175
  916,400   Motorola, Inc.......................    10,428,632
  363,000 + Nextel Communications, Inc.
             Class A /(1)/......................     4,991,250
  309,800 + QUALCOMM, Inc.......................    12,769,956
  668,500 + Qwest Communications
             International, Inc.................     3,235,540
   62,400   Scientific-Atlanta, Inc.............       848,640
  397,500 + Sprint Corp. /(1)/..................     2,289,600
  164,000 + Tellabs, Inc........................     1,454,680
1,087,500   Verizon Communications, Inc.........    45,544,500
                                                 -------------
                                                   179,353,986
                                                 -------------
            TOBACCO - 1.01%
  842,600   Philip Morris Cos., Inc.............    31,782,872
   35,700   R.J. Reynolds Tobacco Holdings, Inc.     1,378,020
   67,400   UST, Inc............................     2,170,280
                                                 -------------
                                                    35,331,172
                                                 -------------
            UTILITIES - COMMUNICATION - 1.23%
1,325,400   SBC Communications, Inc.............    37,773,900
  355,800   Sprint Corp.........................     5,187,564
                                                 -------------
                                                    42,961,464
                                                 -------------
            UTILITIES - ELECTRIC - 2.25%
  215,900 + AES Corp. /(1)/.....................       457,708
   49,800   Allegheny Energy, Inc...............       343,122
   57,900   Ameren Corp.........................     2,394,165
  134,800   American Electric Power Co., Inc....     3,831,016
  149,900 + Calpine Corp. /(1)/.................       664,057

--------------------------------------------------------------------------------

8
      STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
  121,100   Centerpoint Energy, Inc.............. $      926,415
   67,200   Cinergy Corp.........................      2,177,280
   57,200   CMS Energy Corp. /(1)/...............        569,140
   84,800   Consolidated Edison, Inc. /(1)/......      3,370,800
   65,600   Constellation Energy Group, Inc......      1,728,560
  121,400   Dominion Resources, Inc..............      6,185,330
   67,000   DTE Energy Co........................      2,970,110
  353,800   Duke Energy Corp.....................      6,984,012
  130,300 + Edison International, Inc./(1)/......      1,445,027
   89,100   Entergy Corp.........................      3,896,343
  128,200   Exelon Corp..........................      6,434,358
  118,400   FirstEnergy Corp.....................      3,750,912
   72,900   FPL Group, Inc.......................      4,286,520
  159,700 + Mirant Corp..........................        335,370
   97,100   NiSource, Inc. /(1)/.................      1,892,479
  156,500 + PG&E Corp............................      2,161,265
   33,700   Pinnacle West Capital Corp...........      1,082,444
   64,400   PPL Corp.............................      2,144,520
   94,000   Progress Energy, Inc.................      3,948,000
   88,300   Public Service Enterprise Group, Inc.      2,643,702
  282,200   Southern Co..........................      7,382,352
   69,300   TECO Energy, Inc. /(1)/..............      1,021,482
  123,100   TXU Corp.............................      1,898,202
  158,500   Xcel Energy, Inc. /(1)/..............      1,702,290
                                                  --------------
                                                      78,626,981
                                                  --------------
            UTILITIES - GAS, DISTRIBUTION - 0.13%
   56,200   Keyspan Corp.........................      1,983,298
   17,400   Nicor, Inc...........................        548,274
   81,500   Sempra Energy........................      1,888,355
                                                  --------------
                                                       4,419,927
                                                  --------------
            UTILITIES - GAS, PIPELINE - 0.02%
  205,700   Williams Cos., Inc...................        545,104
                                                  --------------
            TOTAL COMMON STOCK
            (Cost $2,841,164,014)................  3,445,496,877
                                                  --------------

    PAR                                                    MARKET
   VALUE                                                   VALUE
---------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 3.28%
            COLLECTIVE INVESTMENT POOL - 2.23%
$77,885,534 Securities Lending Quality Trust /(2)/.... $   77,885,534
                                                       --------------
            COMMERCIAL PAPER - 0.72%
 20,000,000 UBS Finance, Inc., Yrs. 3 & 4:
              1.36% due 12/2/02 @.....................     19,999,245
  5,000,000 USAA Capital Corp.:.......................
              1.28% due 12/2/02 @.....................      4,999,822
                                                       --------------
                                                           24,999,067
                                                       --------------
            REPURCHASE AGREEMENT - 0.28%
  9,642,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 1.22%,
             dated 11/29/02, to be repurchased
             12/2/02 in the amount of
             $9,642,980 and collateralized by
             Federal National Mtg. Assn. Notes,
             bearing interest at 2.50%, due
             10/1/04 and having an approximate
             value of $9,931,941 @....................      9,642,000
                                                       --------------
            U.S. TREASURY BILLS - 0.05%
            United States Treasury Bills:
    475,000   1.48% due 12/26/02 @....................        474,512
  1,210,000   1.19% due 1/2/03 @......................      1,208,720
    135,000   1.17% due 1/2/03 @......................        134,859
     35,000   1.17% due 1/23/03 @.....................         34,940
                                                       --------------
                                                            1,853,031
                                                       --------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $114,379,632).......................    114,379,632
                                                       --------------
            TOTAL INVESTMENTS
            (Cost $2,955,543,646) - 102.10%...........  3,559,876,509
                                                       --------------
            Other assets and liabilities,
             net - (2.10)%............................   (73,387,009)
                                                       --------------
            NET ASSETS - 100%......................... $3,486,489,500
                                                       --------------
            + Non-income producing
            # Security represents an investment in
              an affiliated company.
            @ The security or a portion thereof
              represents collateral for open
              futures contracts.
        /(1)/ The security or a portion thereof is
              out on loan (see Note 2).
        /(2)/ The security is purchased with the
              cash collateral received from
              securities loaned.

                                                    UNREALIZED
CONTRACTS                                          APPRECIATION
---------------------------------------------------------------
                FUTURES CONTRACTS PURCHASED
                (Delivery month/Value at 11/30/02)
      172 /(3)/ S&P 500 Index
                  (December 2002/$936)............  $1,061,528
                                                    ----------

/(3)/ Per 250

--------------------------------------------------------------------------------

                                                                             9
                        MID CAP INDEX FUND (Unaudited)
November 30, 2002


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months 1 Year   5 Years  10 Years
                       ------------------------------------
                       (14.80%) (6.64%)   7.81%    12.37%
                       ------------------------------------



                                    [CHART]

                      Mid Cap Index Fund       S&P MidCap 400(R) Index
                      ------------------       -----------------------
11/30/92                  $10,000.00                 $10,000.00
12/92                      10,311.95                  10,335.40
12/93                      11,642.45                  11,777.40
12/94                      11,206.74                  11,354.98
12/95                      14,628.00                  14,868.35
12/96                      17,375.68                  17,729.60
12/97                      22,893.87                  23,445.20
12/98                      27,242.20                  27,920.61
12/99                      31,305.42                  32,033.65
12/00                      36,496.22                  37,641.59
12/01                      36,153.51                  37,413.63
11/30/02                   32,106.79                  33,354.50
For the six months ended November 30, 2002, the Mid Cap Index Fund returned -14.80% compared to -14.63% for the S&P MidCap 400(R) Index.

The S&P MidCap 400(R) Index is an index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------


              1. Gilead Sciences, Inc....................... 1.01%
              2. M&T Bank Corp.............................. 0.97%
              3. Washington Post Co., Class B............... 0.90%
              4. Affiliated Computer Services, Inc., Class A 0.87%
              5. Symantec Corp.............................. 0.83%
              6. Microchip Technology, Inc.................. 0.76%
              7. Quest Diagnostics, Inc..................... 0.71%
              8. Weatherford International, Ltd............. 0.69%
              9. National Commerce Financial Corp........... 0.67%
             10. IDEC Pharmaceuticals Corp.................. 0.66%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between our fund and the S&P MidCap 400(R) Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark index. In addition, we use index derivatives (futures) to manage cash flow and keep the Fund as close to 100% invested as possible.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Our investment decisions are dictated by index provider's decisions to add, delete, or change the weighting of an index component. While we do have the discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and, therefore, we attempt to implement all index changes coincident with the index.

What is your investment outlook for the coming year?
As an index fund manager, my objective is to track the underlying index whether it be up, down, or flat. My "investment decisions" are not predicated by my near- or long-term outlook for the market. That said, it is our opinion that we will see some volatility as the market, and the economy, seek to recover. We are looking forward to positive returns over the next twelve months, but see nothing which would lead us to believe that the midcap sector will do any better, or any worse, than the market as a whole.



--------------------------------------------------------------------------------

10
                                                              November 30, 2002
           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)



 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
            COMMON STOCK - 96.62%
            ADVERTISING - 0.38%
   71,100 + Catalina Marketing Corp................. $  1,461,105
  119,800   Harte-Hanks, Inc........................    2,294,170
                                                     ------------
                                                        3,755,275
                                                     ------------
            AEROSPACE/DEFENSE - 0.74%
  122,300 + L-3 Communications Holdings, Inc. /(1)/.    5,496,162
   13,600 + Sequa Corp., Class A /(1)/..............      617,440
  101,400 + Titan Corp..............................    1,200,576
                                                     ------------
                                                        7,314,178
                                                     ------------
            AIRLINES - 0.09%
   34,500 + Alaska Air Group, Inc. /(1)/............      730,365
   49,800 + Atlas Air Worldwide Holdings, Inc. /(1)/      130,476
                                                     ------------
                                                          860,841
                                                     ------------
            APPAREL & PRODUCTS - 1.76%
  129,000 + Abercrombie and Fitch Co., Class A......    3,208,230
   93,900 + American Eagle Outfitters, Inc..........    1,795,368
  115,400 + Coach, Inc..............................    3,925,908
   29,400 + Payless ShoeSource, Inc.................    1,666,686
  102,300   Ross Stores, Inc........................    4,731,375
   48,800 + Timberland Co. Class A..................    1,782,176
   70,100 + Unifi, Inc..............................      399,570
                                                     ------------
                                                       17,509,313
                                                     ------------
            APPLIANCES/FURNISHINGS - 0.80%
   73,200 + Furniture Brands International, Inc.....    2,049,600
   98,800   Herman Miller, Inc......................    1,969,973
   76,700   HON Industries, Inc.....................    2,146,066
   47,700   Lancaster Colony Corp...................    1,726,263
                                                     ------------
                                                        7,891,902
                                                     ------------
            AUTOMOTIVE - 2.11%
   88,400   ArvinMeritor, Inc.......................    1,455,948
   34,700   Borg-Warner, Inc. /(1)/.................    1,787,744
   39,600   Carlisle Cos., Inc......................    1,644,588
  134,000 + Carmax, Inc. /(1)/......................    2,639,800
   57,400   Donaldson Co., Inc......................    2,147,908
   39,700   Kaydon Corp.............................      836,479
   85,500 + Lear Corp...............................    3,136,995
   43,800   Modine Manufacturing Co.................      833,952
  106,400 + SPX Corp................................    5,022,080
   34,500   Superior Industries International, Inc..    1,453,485
                                                     ------------
                                                       20,958,979
                                                     ------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
            BANKS - 6.78%
   98,400   Associated Banc-Corp................. $  3,299,352
   88,600   Bank of Hawaii Corp..................    2,700,528
  193,000   Banknorth Group, Inc.................    4,251,790
   65,100   City National Corp...................    2,953,587
  160,400   Colonial BancGroup, Inc..............    1,950,464
   87,500   Commerce Bancorp, Inc. /(1)/.........    4,003,125
  167,500   Compass Bancshares, Inc..............    5,410,250
   93,400   First Virginia Bks., Inc.............    3,521,180
  110,100   FirstMerit Corp......................    2,498,169
   66,800   Greater Bay Bancorp /(1)/............    1,199,728
  205,700   Hibernia Corp., Class A..............    4,017,321
  119,500   M&T Bank Corp........................    9,641,260
   90,700   Mercantile Bankshares Corp...........    3,553,626
  268,400   National Commerce Financial Corp.....    6,691,212
   63,300   Provident Financial Group, Inc. /(1)/    1,773,033
   57,800 + Silicon Valley Bancshares /(1)/......    1,121,320
   97,400   TCF Financial Corp...................    4,154,110
   43,700   Westamerica Bancorp..................    1,795,633
   85,500   Wilmington Trust Corp................    2,701,800
                                                  ------------
                                                    67,237,488
                                                  ------------
            BEVERAGES - 0.58%
  116,200 + Constellation Brands, Inc., Class A..    2,733,024
  200,200   Pepsiamericas, Inc...................    3,049,046
                                                  ------------
                                                     5,782,070
                                                  ------------
            BROADCASTING - 1.78%
  146,000   Belo Corp............................    3,385,740
   69,000 + Emmis Communications Corp., Class A..    1,581,480
   64,800 + Entercom Communications Corp.........    3,509,568
  141,500 + Hispanic Broadcasting Corp...........    3,779,465
  139,000 + Westwood One, Inc....................    5,402,930
                                                  ------------
                                                    17,659,183
                                                  ------------
            BUILDING MATERIALS - 0.92%
   98,800   Fastenal Co. /(1)/...................    3,530,124
   63,500   Martin Marietta Materials, Inc.......    2,001,520
  149,500   RPM International, Inc. /(1)/........    2,297,815
   51,300   York International Corp..............    1,286,604
                                                  ------------
                                                     9,116,063
                                                  ------------
            CHEMICAL - 2.48%
   92,800   Airgas, Inc..........................    1,559,968
   54,300   Albemarle Corp.......................    1,691,445

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
            CHEMICAL - Continued
   79,900   Cabot Corp............................. $  2,023,867
   31,600 + Cabot Microelectronics Corp. /(1)/.....    1,907,060
  147,900   Crompton Corp..........................    1,044,174
   51,300 + Cytec Industries, Inc..................    1,371,249
   52,500   Ferro Corp. /(1)/......................    1,250,025
   45,700 + FMC Corp...............................    1,295,138
   36,900   H.B. Fuller Co.........................    1,068,993
   66,900   Lubrizol Corp..........................    2,084,604
  208,000   Lyondell Chemical Co...................    2,976,480
   26,200   Minerals Technologies, Inc.............    1,130,530
   73,800   Olin Corp. /(1)/.......................    1,113,642
   38,300   Schulman (A), Inc......................      711,231
  136,400   Solutia, Inc...........................      368,280
   65,100   Valspar Corp...........................    3,041,472
                                                    ------------
                                                      24,638,158
                                                    ------------
            COAL - 0.32%
   68,200   Arch Coal, Inc./(1)/...................    1,364,682
   67,900   Peabody Energy Corp....................    1,850,275
                                                    ------------
                                                       3,214,957
                                                    ------------
            COMMERCIAL SERVICES - 0.74%
   62,300 + Dycom Industries, Inc. /(1)/...........      941,353
   54,700 + Plexus Corp. /(1)/.....................      832,534
   90,500 + Quanta Services, Inc...................      333,040
   39,400   Rollins, Inc. /(1)/....................      919,202
   80,000 + Sotheby's Holdings, Inc., Class A /(1)/      695,200
   99,700 + United Rentals, Inc. /(1)/.............      966,093
  116,000   Viad Corp..............................    2,648,280
                                                    ------------
                                                       7,335,702
                                                    ------------
            CONGLOMERATES - 0.12%
   59,700   Trinity Industries, Inc. /(1)/.........    1,165,941
                                                    ------------
            DRUGS - 3.51%
   56,700 + Barr Laboratories, Inc.................    3,743,901
   58,200 + Charles River Laboratories
             International, Inc. /(1)/.............    2,127,210
   78,600 + Covance, Inc...........................    1,762,212
  254,900 + Gilead Sciences, Inc...................   10,063,452
  107,700   ICN Pharmaceuticals, Inc. /(1)/........    1,265,475
   87,900 + Incyte Genomics, Inc...................      470,265
  253,200 + IVAX Corp..............................    3,420,732
  163,100   Mylan Laboratories, Inc................    5,501,363
   94,300 + Perrigo Co.............................    1,189,123
  109,400 + Sepracor, Inc. /(1)/...................    1,045,864

--------------------------------------------------------------------------------

                                                                             11
     MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED November 30, 2002


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
            DRUGS - Continued
  151,200 + Sicor, Inc.............................. $  2,384,424
   99,000 + Vertex Pharmaceuticals, Inc.............    1,839,420
                                                     ------------
                                                       34,813,441
                                                     ------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 3.22%
   42,900   Ametek, Inc.............................    1,594,593
  130,700 + Arrow Electronics, Inc..................    2,108,191
  155,800 + Avnet, Inc..............................    2,204,570
   80,400 + Commscope, Inc..........................      723,600
  114,600 + Energizer Holdings, Inc. /(1)/..........    3,393,306
   42,200 + FEI Co. /(1)/...........................      787,030
   98,700 + Gentex Corp.............................    2,961,987
   72,600 + Graftech International, Ltd.............      399,300
   47,400   Hawaiian Electric Industries, Inc. /(1)/    2,038,674
   76,900   Hubbell, Inc., Class B..................    2,763,786
  112,100 + Kemet Corp..............................    1,218,527
   49,700 + Newport Corp. /(1)/.....................      715,630
  101,700   OGE Energy Corp. /(1)/..................    1,673,982
   70,700   Pittston Brink's Group..................    1,333,402
  129,900 + Polycom, Inc............................    1,482,159
   51,100   Teleflex, Inc...........................    2,242,268
   44,200 + Varian, Inc.............................    1,388,764
  207,800 + Vishay Intertechnology, Inc.............    2,936,214
                                                     ------------
                                                       31,965,983
                                                     ------------
            FERTILIZERS - 0.20%
  149,600   IMC Global, Inc.........................    1,952,280
                                                     ------------
            FINANCE COMPANIES - 0.20%
  198,500 + AmeriCredit Corp. /(1)/.................    1,651,520
   75,400   Metris Cos., Inc. /(1)/.................      326,482
                                                     ------------
                                                        1,978,002
                                                     ------------
            FINANCIAL SERVICES - 2.25%
  103,400   AG Edwards, Inc.........................    3,734,808
   90,400   Eaton Vance Corp........................    2,820,480
   74,500 + IndyMac Bancorp, Inc....................    1,352,175
   62,700 + Investment Technology Group, Inc........    1,847,769
   84,000   Investors Financial Services Corp.......    2,938,320
   84,500   Legg Mason, Inc.........................    4,366,960
   91,000   Neuberger Berman, Inc. /(1)/............    3,076,710
  104,300   Waddell & Reed Financial, Inc.,
             Class A /(1)/..........................    2,145,451
                                                     ------------
                                                       22,282,673
                                                     ------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            FOODS - 3.39%
  117,700 + Dean Foods Co........................... $   4,372,555
   72,900   Dole Food Co., Inc......................     2,151,279
   45,300   Dreyer's Grand Ice Cream, Inc. /(1)/....     3,176,436
  180,700   Hormel Foods Corp.......................     4,038,645
   57,300   Interstate Bakeries Corp................     1,320,765
  182,100   McCormick & Co., Inc....................     4,332,159
   61,600   Sensient Technologies Corp..............     1,513,512
  142,400 + Smithfield Foods, Inc. /(1)/............     2,699,904
   64,499   Smucker, J.M. Co. /(1)/.................     2,523,846
   67,200   Tootsie Roll Industries, Inc. /(1)/.....     2,048,928
  459,600   Tyson Foods, Inc., Class A..............     5,423,280
                                                     -------------
                                                        33,601,309
                                                     -------------
            FREIGHT - 1.91%
   63,000   Airborne, Inc...........................       902,790
   53,500   Alexander & Baldwin, Inc................     1,317,705
  110,100   CH Robinson Worldwide, Inc. /(1)/.......     3,364,656
   64,100   CNF, Inc................................     2,011,458
   63,700 + EGL, Inc. /(1)/.........................       992,446
  135,300   Expeditors International of
             Washington, Inc. /(1)/.................     4,525,785
   63,600   GATX Corp. /(1)/........................     1,534,668
   51,000 + JB Hunt Transport Services, Inc. /(1)/..     1,403,010
   44,800   Overseas Shipholding Group, Inc. /(1)/..       774,592
  111,500 + Swift Transportation Co., Inc...........     2,093,970
                                                     -------------
                                                        18,921,080
                                                     -------------
            GAS & PIPELINE UTILITIES - 0.28%
  106,500   Questar Corp............................     2,776,455
                                                     -------------
            HEALTHCARE - 3.70%
  120,300 + AdvancePCS /(1)/........................     2,970,207
  139,200 + Apogent Technologies, Inc...............     2,792,352
   71,100 + Apria Healthcare Group, Inc.............     1,667,295
   77,900 + Edwards Lifesciences Corp...............     2,050,328
  131,800 + First Health Group Corp.................     3,144,748
  162,900 + Health Net, Inc.........................     4,204,449
  138,300 + Lincare Holdings, Inc...................     4,525,176
  114,600 + Oxford Health Plans, Inc................     4,185,192
   46,300 + PacifiCare Health Systems, Inc.,
             Class A /(1)/..........................     1,238,432
   88,700 + Patterson Dental Co. /(1)/..............     3,725,400
   89,600 + Steris Corp.............................     2,036,608
   78,000 + Universal Health Services, Inc., Class B     3,490,500
   69,500 + VISX, Inc...............................       635,925
                                                     -------------
                                                        36,666,612
                                                     -------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
            HEAVY DUTY TRUCKS/PARTS - 0.22%
   24,900   Bandag, Inc. /(1)/................. $   1,014,426
   62,100   Federal Signal Corp................     1,177,416
                                                -------------
                                                    2,191,842
                                                -------------
            HOME BUILDERS - 1.06%
  179,300   Clayton Homes, Inc. /(1)/..........     2,416,964
  190,600   DR Horton, Inc.....................     3,642,366
   84,200   Lennar Corp. /(1)/.................     4,464,284
                                                -------------
                                                   10,523,614
                                                -------------
            HOSPITAL MANAGEMENT - 0.46%
   51,400 + Lifepoint Hospitals, Inc. /(1)/....     1,623,212
   96,600 + Triad Hospitals, Inc...............     2,912,490
                                                -------------
                                                    4,535,702
                                                -------------
            HOSPITAL SUPPLIES - 1.63%
   80,400   Beckman Coulter, Inc...............     2,376,624
  101,800   Dentsply International, Inc........     3,415,390
   57,000 + Henry Schein, Inc..................     2,425,920
   80,300   Hillenbrand Industries, Inc........     3,871,263
   88,600 + Varian Medical Systems, Inc........     4,136,734
                                                -------------
                                                   16,225,931
                                                -------------
            HOUSEHOLD PRODUCTS - 0.42%
   51,800   Church & Dwight Co., Inc. /(1)/....     1,560,216
  123,400   Dial Corp..........................     2,569,188
                                                -------------
                                                    4,129,404
                                                -------------
            HUMAN RESOURCES - 0.62%
   46,200   Kelly Services, Inc., Class A /(1)/     1,144,836
   49,200 + Korn/Ferry International /(1)/.....       475,764
   99,700   Manpower, Inc......................     3,715,819
  133,500 + MPS Group, Inc.....................       801,000
                                                -------------
                                                    6,137,419
                                                -------------
            INFORMATION PROCESSING -
            HARDWARE - 1.60%
   58,600 + Avocent Corp.......................     1,380,030
   93,700   Diebold, Inc. /(1)/................     3,713,331
   45,600 + Imation Corp. /(1)/................     1,876,896
   51,200 + InFocus Corp. /(1)/................       386,560
  205,100 + Quantum Corp.......................       756,819
   89,500 + Sandisk Corp. /(1)/................     2,483,625
  137,800 + Storage Technology Corp............     3,044,002
   73,400 + Tech Data Corp.....................     2,251,912
                                                -------------
                                                   15,893,175
                                                -------------

--------------------------------------------------------------------------------

12
                                                              November 30, 2002
     MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
            INFORMATION PROCESSING -
            SERVICES - 5.64%
  466,600 + 3Com Corp............................ $   2,402,990
  171,600 + Affiliated Computer Services, Inc.,
             Class A /(1)/.......................     8,580,000
  155,300 + BISYS Group, Inc.....................     3,149,484
  345,700 + Cadence Design Systems, Inc..........     4,984,994
  193,200 + Ceridian Corp. /(1)/.................     2,782,080
   90,100 + Certegy,Inc..........................     2,175,915
  101,600 + CheckFree Corp. /(1)/................     1,990,344
   67,000 + CSG Systems International, Inc. /(1)/       944,700
  156,000 + DST Systems, Inc.....................     5,920,200
   96,600 + Dun & Bradstreet Corp................     3,407,082
  107,800 + Gartner, Inc., Class B...............     1,044,582
  117,700   Jack Henry & Associates, Inc.........     1,527,746
   77,900 + Macromedia, Inc......................       954,275
  147,600 + Mcdata Corp., Class A................     1,287,072
   85,900 + Mentor Graphics Corp. /(1)/..........     1,036,040
   67,100 + National Instruments Corp. /(1)/.....     2,321,660
  202,900 + Networks Associates, Inc.............     3,702,925
   90,400   Reynolds and Reynolds Co., Class A...     2,410,968
   52,600 + Sykes Enterprises, Inc...............       157,800
   99,300 + Synopsys, Inc. /(1)/.................     5,161,614
                                                  -------------
                                                     55,942,471
                                                  -------------
            INFORMATION PROCESSING -
            SOFTWARE - 2.73%
  114,600 + Acxiom Corp..........................     1,759,110
   42,500 + Advent Software, Inc. /(1)/..........       708,900
  323,000 + Ascential Software Corp. /(1)/.......       978,690
  111,400 + ChoicePoint, Inc.....................     4,186,412
   63,000 + Internet Security Systems, Inc.......     1,576,953
   98,400 + Keane, Inc...........................       905,280
  149,500 + Legato Systems, Inc. /(1)/...........       807,450
   68,600 + Retek, Inc...........................       303,898
   73,700 + RSA Security, Inc. /(1)/.............       470,206
  140,700   SEI Investments Co...................     4,482,702
  126,400 + Sybase, Inc..........................     1,683,648
  188,800 + Symantec Corp........................     8,256,224
   46,100 + Transaction Systems Architects, Inc.,
             Class A.............................       331,920
  102,800 + Wind River Systems, Inc..............       622,968
                                                  -------------
                                                     27,074,361
                                                  -------------

 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
--------------------------------------------------------------------
            INSURANCE - 4.82%
   69,100 + Allmerica Financial Corp................... $    759,409
   89,700   American Financial Group, Inc..............    2,130,375
   51,700   AmerUs Group Co. /(1)/.....................    1,656,985
  115,000   Arthur J. Gallagher & Co...................    3,239,550
   89,400   Brown & Brown, Inc.........................    3,077,148
   66,700   Everest Reinsurance Group, Ltd.............    3,861,930
  124,300   Fidelity National Financial, Inc...........    4,021,105
   81,100   HCC Insurance Holdings, Inc................    1,891,252
   53,200   Horace Mann Educators Corp. /(1)/..........      849,604
   72,000   Leucadia National Corp.....................    2,847,600
   62,100   Mony Group, Inc. /(1)/.....................    1,466,181
   78,900 + Ohio Casualty Corp. /(1)/..................    1,017,021
  156,800   Old Republic International Corp............    4,691,456
  117,400   PMI Group, Inc.............................    3,826,066
   89,400   Protective Life Corp.......................    2,639,982
  123,400   Radian Group, Inc..........................    5,047,060
   38,500   StanCorp Financial Group, Inc..............    2,039,345
   88,300   Unitrin, Inc...............................    2,724,055
                                                        ------------
                                                          47,786,124
                                                        ------------
            LEISURE AND TOURISM - 3.07%
   86,800 + Activision, Inc. /(1)/.....................    1,874,880
   46,400   Bob Evans Farms, Inc.......................    1,131,696
  127,600 + Brinker International, Inc.................    3,802,480
   98,900   Callaway Golf Co...........................    1,329,216
   68,300   CBRL Group, Inc............................    1,861,858
   65,900 + Cheesecake Factory, Class A................    2,349,994
  122,100 + Extended Stay America, Inc.................    1,708,179
   74,500 + GTECH Holdings Corp........................    1,712,755
   69,300   International Speedway Corp., Class B /(1)/    2,651,418
   66,400 + Macrovision Corp...........................    1,238,360
   89,000 + Mandalay Resort Group /(1)/................    2,462,630
   99,900   Outback Steakhouse, Inc....................    3,546,450
   25,400 + Papa John's International, Inc. /(1)/......      689,356
  392,500 + Park Place Entertainment Corp..............    3,249,900
  120,400 + Six Flags, Inc.............................      870,492
                                                        ------------
                                                          30,479,664
                                                        ------------
            MACHINERY - 1.41%
   97,000 + AGCO Corp..................................    2,341,580
   42,000   Albany International Corp., Class A........      873,600
   71,800 + Flowserve Corp.............................    1,092,796
   54,100   Granite Construction, Inc..................      919,700
   70,700 + Jacobs Engineering Group, Inc..............    2,567,117

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
            MACHINERY - Continued
   44,800   Kennametal, Inc................. $  1,564,416
   43,600   Nordson Corp....................    1,192,896
   64,000   Pentair, Inc....................    2,288,640
   24,100   Tecumseh Products Co., Class A..    1,147,401
                                             ------------
                                               13,988,146
                                             ------------
            MEDICAL TECHNOLOGY - 2.28%
  159,800 + Cytyc Corp......................    1,598,000
  198,700 + IDEC Pharmaceuticals Corp.......    6,537,230
  370,200 + Millennium Pharmaceuticals, Inc.    3,705,702
  122,700   Omnicare, Inc...................    2,649,093
  115,800 + Protein Design Labs, Inc........    1,057,254
  126,800 + Quest Diagnostics, Inc..........    7,074,172
                                             ------------
                                               22,621,451
                                             ------------
            METALS - 0.49%
  140,400 + AK Steel Holding Corp...........    1,137,240
   29,000   Carpenter Technology Corp.......      398,170
   52,700   Harsco Corp.....................    1,628,957
   68,100   Precision Castparts Corp........    1,673,898
                                             ------------
                                                4,838,265
                                             ------------
            MULTIMEDIA - 0.18%
   30,200   Media General, Inc., Class A....    1,770,626
                                             ------------
            OIL AND GAS - 6.83%
   70,600 + Cooper Cameron Corp.............    3,618,956
  193,700   Ensco International, Inc........    5,419,726
   80,700   Equitable Resources, Inc........    2,846,289
   85,200 + FMC Technologies, Inc...........    1,641,804
   61,200 + Forest Oil Corp.................    1,627,920
  144,800 + Grant Prideco, Inc..............    1,481,304
   85,500 + Hanover Compressor Co. /(1)/....      981,540
   65,000   Helmerich & Payne, Inc..........    1,775,800
   59,600   Murphy Oil Corp.................    5,110,104
   74,600   Noble Energy, Inc. /(1)/........    2,760,946
  228,900   Ocean Energy, Inc...............    4,312,476
   78,600   ONEOK, Inc. /(1)/...............    1,488,684
  102,700 + Patterson UTI Energy, Inc.......    2,979,327
  151,100 + Pioneer Natural Resources Co....    3,726,126
  173,400 + Pride International, Inc........    2,424,132
  131,900 + Smith International, Inc. /(1)/.    4,484,600
   78,800   Tidewater, Inc..................    2,437,284
  137,700   Valero Energy Corp..............    4,402,269
  125,900 + Varco International, Inc........    2,059,724

--------------------------------------------------------------------------------

                                                                             13
     MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED November 30, 2002


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
            OIL AND GAS - Continued
  169,300 + Weatherford International, Ltd...... $  6,829,562
   42,900   Western Gas Resources, Inc. /(1)/...    1,518,231
  161,700   XTO Energy, Inc.....................    3,872,715
                                                 ------------
                                                   67,799,519
                                                 ------------
            PAPER/FOREST PRODUCTS - 1.35%
   71,900   Bowater, Inc........................    3,119,022
   56,700   Glatfelter..........................      738,234
   66,500 + Longview Fibre Co...................      516,040
  135,900 + Packaging Corp. of America..........    2,432,610
   37,000   Potlatch Corp. /(1)/................      997,150
   36,100   Rayonier, Inc.......................    1,669,986
  125,600   Sonoco Products Co..................    3,199,032
   67,100   Wausau-Mosinee Paper Corp...........      775,676
                                                 ------------
                                                   13,447,750
                                                 ------------
            POLLUTION CONTROL - 0.46%
  212,900 + Republic Services, Inc., Class A....    4,577,350
                                                 ------------
            PUBLISHING - 1.95%
   32,900   Banta Corp..........................    1,008,385
   57,600   Lee Enterprises, Inc................    1,974,528
  129,700   Readers Digest Assoc., Inc., Class A    2,211,385
   50,800 + Scholastic Corp.....................    2,260,092
   69,400 + Valassis Communications, Inc........    1,972,348
   54,200   Wallace Computer Services, Inc......    1,016,250
   12,300   Washington Post Co., Class B........    8,905,200
                                                 ------------
                                                   19,348,188
                                                 ------------
            REAL ESTATE INVESTMENT TRUSTS - 0.52%
   81,400   Hospitality Properties Trust........    2,775,740
  126,100   New Plan Excel Realty Trust, Inc....    2,385,812
                                                 ------------
                                                    5,161,552
                                                 ------------
            RETAIL - 5.44%
   91,300 + 99 Cents Only Stores /(1)/..........    2,553,661
   87,700 + Barnes & Noble, Inc. /(1)/..........    2,075,859
   92,700 + BJ's Wholesale Club, Inc............    1,780,767
   60,300   Blyth, Inc. /(1)/...................    1,670,310
  106,500 + Borders Group, Inc..................    1,948,950
  109,600 + CDW Computer Centers, Inc. /(1)/....    5,586,312
   63,400   Claire's Stores, Inc................    1,645,864
  118,400 + Copart, Inc.........................    1,431,456
  148,600 + Dollar Tree Stores, Inc.............    4,361,410

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
            RETAIL - Continued
  102,500 + Express Scripts, Inc., Class A /(1)/ $ 5,186,500
   70,800 + Krispy Kreme Doughnuts, Inc. /(1)/..   2,655,000
   49,800   Longs Drug Stores Corp..............   1,008,450
   86,300 + Michaels Stores, Inc................   3,249,195
   62,500 + Neiman Marcus Group, Inc., Class A..   1,951,875
  175,700 + PETsMART, Inc.......................   3,241,665
  121,700   Pier 1 Imports, Inc.................   2,374,367
   60,500   Ruddick Corp........................     873,620
  185,600 + Saks, Inc...........................   2,412,800
   74,800 + Whole Foods Market, Inc. /(1)/......   3,975,620
  149,800 + Williams-Sonoma, Inc................   3,945,732
                                                 -----------
                                                  53,929,413
                                                 -----------
            SAVINGS & LOAN - 2.33%
  115,300   Astoria Financial Corp..............   3,030,084
  129,200   GreenPoint Financial Corp...........   5,516,840
   74,400   Independence Community Bank Corp....   1,894,968
  139,900   New York Community Bancorp, Inc.....   3,900,412
  108,800   Roslyn Bancorp, Inc.................   2,012,800
  339,600   Sovereign Bancorp, Inc..............   4,693,272
   62,500   Webster Financial Corp..............   2,037,500
                                                 -----------
                                                  23,085,876
                                                 -----------
            SCHOOLS - 0.66%
   58,900 + Career Education Corp...............   2,291,799
   91,000 + DeVry, Inc..........................   1,516,060
   45,600 + Education Management Corp. /(1)/....   1,761,984
   52,500 + Sylvan Learning Systems, Inc........     954,975
                                                 -----------
                                                   6,524,818
                                                 -----------
            SECURITIES RELATED - 0.51%
  475,600 + E*TRADE Group, Inc..................   2,701,408
   76,800 + LaBranche & Co., Inc. /(1)/.........   2,330,880
                                                 -----------
                                                   5,032,288
                                                 -----------
            SEMICONDUCTORS - 3.26%
  607,700 + Atmel Corp. /(1)/...................   2,133,027
  108,500 + Cirrus Logic, Inc...................     653,170
   78,900 + Credence Systems Corp...............     853,698
   94,600 + Cree, Inc. /(1)/....................   2,238,236
  160,200 + Cypress Semiconductor Corp..........   1,384,128
  152,300 + Fairchild Semiconductor
             International, Inc., Class A /(1)/.   2,331,713
  134,500 + Integrated Device Technology, Inc...   1,445,875
   82,700 + International Rectifier Corp........   2,064,192

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
            SEMICONDUCTORS - Continued
  177,600 + Intersil Corp., Class A /(1)/...... $  3,070,704
  165,800 + Lam Research Corp. /(1)/...........    2,692,592
  142,800 + Lattice Semiconductor Corp.........    1,428,000
   63,900 + LTX Corp. /(1)/....................      589,158
  120,700 + Micrel, Inc. /(1)/.................    1,372,480
  262,800   Microchip Technology, Inc..........    7,558,128
   95,000 + Semtech Corp. /(1)/................    1,432,600
  171,900 + Triquint Semiconductor, Inc........    1,055,466
                                                ------------
                                                  32,303,167
                                                ------------
            TELECOMMUNICATIONS - 1.13%
   49,200 + Adtran, Inc. /(1)/.................    1,633,440
  107,600 + Advanced Fibre Communications, Inc.    1,956,168
   86,300   Harris Corp........................    2,323,196
   59,800 + Plantronics, Inc. /(1)/............    1,074,008
   85,200 + Powerwave Technologies, Inc........      560,616
   70,900 + Price Communications Corp..........    1,013,870
  219,400 + RF Micro Devices, Inc. /(1)/.......    2,674,486
                                                ------------
                                                  11,235,784
                                                ------------
            TEXTILE - PRODUCTS - 0.54%
   86,900 + Mohawk Industries, Inc.............    5,353,909
                                                ------------
            TOBACCO - 0.12%
   34,000   Universal Corp.....................    1,203,600
                                                ------------
            UTILITIES - COMMUNICATION - 0.54%
  284,900 + Broadwing, Inc. /(1)/..............    1,150,996
   76,400   Telephone and Data Systems, Inc....    4,186,720
                                                ------------
                                                   5,337,716
                                                ------------
            UTILITIES - ELECTRIC - 4.48%
  110,900   Allete, Inc........................    2,593,951
  118,400   Alliant Energy Corp. /(1)/.........    1,927,552
   34,900   Black Hills Corp. /(1)/............      901,467
   61,200   Cleco Corp. /(1)/..................      831,096
  164,600   DPL, Inc...........................    2,487,106
   96,400   DQE, Inc. /(1)/....................    1,417,080
  188,100   Energy East Corp...................    4,079,889
   88,400   Great Plains Energy, Inc. /(1)/....    1,988,116
   49,000   Idacorp, Inc. /(1)/................    1,201,480
   92,900   MDU Resources Group, Inc...........    2,279,766
  177,800   Northeast Utilities................    2,554,986
   69,000   NStar..............................    2,822,100
  212,500 + Pepco Holdings, Inc................    4,256,375
   50,900   PNM Resources, Inc.................    1,201,240

--------------------------------------------------------------------------------

14
                                                              November 30, 2002
     MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
  120,500   Puget Energy, Inc.................... $  2,597,980
  143,100   Scana Corp...........................    4,305,879
  132,900   Sierra Pacific Resources /(1)/.......      922,326
   93,100   Weststar Energy, Inc.................    1,073,443
  149,800   Wisconsin Energy Corp................    3,446,898
   41,300   WPS Resources Corp. /(1)/............    1,523,144
                                                  ------------
                                                    44,411,874
                                                  ------------
            UTILITIES - GAS, DISTRIBUTION - 0.81%
   73,000   AGL Resources, Inc. /(1)/............    1,760,030
  234,500   Aquila, Inc. /(1)/...................      473,690
  105,400 + National-Oilwell, Inc. /(1)/.........    2,292,450
   88,200   Vectren Corp.........................    2,008,314
   63,200   WGL Holdings, Inc....................    1,460,552
                                                  ------------
                                                     7,995,036
                                                  ------------
            UTILITIES - GAS, PIPELINE - 0.22%
  104,300   National Fuel Gas Co.................    2,163,182
                                                  ------------
            WATER SERVICES - 0.58%
  130,200   American Water Works Co., Inc. @.....    5,776,974
                                                  ------------
            TOTAL COMMON STOCK
            (Cost $1,096,010,541)................  958,224,076
                                                  ------------

    PAR                                                     MARKET
   VALUE                                                    VALUE
----------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 18.36%
             COLLECTIVE INVESTMENT POOL - 15.09%
$149,650,355 Securities Lending Quality Trust /(2)/.... $  149,650,355
                                                        --------------
             COMMERCIAL PAPER - 2.07%
   8,500,000 BellSouth Corp.:
               1.28% due 12/2/02 @.....................      8,499,698
  12,000,000 UBS Finance, Inc., Yrs. 3 & 4:
               1.36% due 12/2/02 @.....................     11,999,547
                                                        --------------
                                                            20,499,245
                                                        --------------
             REPURCHASE AGREEMENT - 1.05%
  10,411,000 Agreement with State Street Bank &
              Trust Co., bearing interest at
              1.22%, dated 11/29/02, to be
              repurchased 12/2/02 in the
              amount of $10,412,058 and
              collateralized by Federal National
              Mtg. Assn. Notes, bearing interest
              at 2.50%, due 10/1/04 and having
              an approximate value of
              $10,723,874 @............................     10,411,000
                                                        --------------
             U.S. TREASURY BILLS - 0.15%
             United States Treasury Bills:
     900,000   1.48% due 12/26/02 @....................        899,075
      10,000   1.41% due 12/26/02 @....................          9,990
      35,000   1.19% due 1/2/03 @......................         34,963
     235,000   1.18% due 1/2/03 @......................        234,753
     185,000   1.17% due 1/2/03 @......................        184,808
     100,000   1.17% due 1/16/03 @.....................         99,851
      25,000   1.17% due 1/23/03 @.....................         24,957
                                                        --------------
                                                             1,488,397
                                                        --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $182,048,997).......................    182,048,997
                                                        --------------
             TOTAL INVESTMENTS
             (Cost $1,278,059,538) - 114.98%...........  1,140,273,073
                                                        --------------
             Other assets and liabilities,
              net - (14.98)%...........................  (148,518,165)
                                                        --------------
             NET ASSETS - 100%......................... $  991,754,908
                                                        --------------
             + Non-income producing
             @ The security or a portion thereof
               represents collateral for open
               futures contracts.
         /(1)/ The security or a portion thereof is
               out on loan (see Note 2).
         /(2)/ The security is purchased with the
               cash collateral received from
               securities loaned.

                                                    UNREALIZED
CONTRACTS                                          APPRECIATION
---------------------------------------------------------------
                FUTURES CONTRACTS PURCHASED
                (Delivery month/Value at 11/30/02)
      146 /(3)/ Mid Cap 400 Index
                  (December 2002/$449)............  $1,965,249
                                                    ----------

/(3)/ Per 500

--------------------------------------------------------------------------------

                                                                             15
November 30, 2002
                       SMALL CAP INDEX FUND (Unaudited)


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year    5 Years 10 Years
                       ------------------------------------
                       (16.18%) (10.94%)    0.00%   7.58%
                       ------------------------------------



               [CHART]

               Growth of $10,000 Investment

                Small Cap        Russell
                Index Fund    2000/R/ Index
               -----------    -------------
11/30/92       $10,000.00      $10,000.00
   12/92        10,333.45       10,348.38
   12/93        11,979.24       12,302.06
   12/94        11,579.87       12,077.70
   12/95        14,782.54       15,513.87
   12/96        17,254.56       18,072.81
   12/97        21,117.32       22,114.49
   12/98        20,709.32       21,551.52
   12/99        25,118.63       26,132.64
   12/00        24,268.50       25,343.15
   12/01        24,754.22       25,973.20
11/30/02        20,765.87       21,870.71
For the six months ended November 30, 2002, the Small Cap Index Fund returned -16.18% compared to -16.03% for the Russell 2000(R) Index.

The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                       1. Smucker, J.M. Co......... 0.25%
                       2. Cree, Inc................ 0.25%
                       3. Sandisk Corp............. 0.24%
                       4. Skyworks Solutions, Inc.. 0.23%
                       5. Western Digital Corp..... 0.23%
                       6. Scios, Inc............... 0.22%
                       7. Corinthian Colleges, Inc. 0.21%
                       8. Imation Corp............. 0.21%
                       9. Overture Services, Inc... 0.20%
                      10. Covance, Inc............. 0.20%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between our fund and the Russell 2000(R) Index. In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark index. In addition, we use index derivatives (futures) to manage cash flow and keep the Fund as close to 100% invested as possible.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Our investment decisions are dictated by index provider's decisions to add, delete, or change the weighting of an index component. While we do have the discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and, therefore, we attempt to implement all index changes coincident with the index.

What is your investment outlook for the coming year?
As an index fund manager, my objective is to track the underlying index whether it be up, down, or flat. My "investment decisions" are not predicated by my near- or long-term outlook for the market. That said, it is our opinion that we will see some volatility as the market, and the economy, seek to recover. Historically, small stocks have done better in a market recovery than their big brothers, so we look forward to a positive year for the Russell 2000(R).

--------------------------------------------------------------------------------

16
          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              November 30, 2002



 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            COMMON STOCK - 90.39%
            ADVERTISING - 0.34%
    6,029 + ADVO, Inc............................. $    197,028
    8,241 + APAC Customer Services, Inc...........       22,333
    2,669 + Cross Media Marketing Corp. /(1)/.....        1,735
      241   Grey Global Group, Inc................      144,600
    4,751 + Penton Media, Inc.....................        4,989
    8,747 + R.H. Donnelley Corp...................      252,701
   18,074 + Sitel Corp............................       32,533
    6,440 + ValueVision Media, Inc., Class A......      100,528
                                                   ------------
                                                        756,447
                                                   ------------
            AEROSPACE/DEFENSE - 0.92%
    8,177   AAR Corp..............................       44,973
    8,022 + Armor Holdings, Inc...................      114,875
   11,388 + BE Aerospace, Inc.....................       43,161
    3,319   Curtiss-Wright Corp...................      204,118
    5,280 + DRS Technologies, Inc.................      176,141
    2,207 + Ducommun, Inc.........................       30,677
    4,889   EDO Corp..............................       99,100
    4,069   Engineered Support Systems, Inc.......      150,716
    6,628 + Esterline Technologies Corp...........      130,240
    9,935   Gencorp, Inc..........................       80,473
    4,512   Heico Corp............................       54,144
    3,813 + Herley Industries, Inc. /(1)/.........       57,195
    2,236 + Integrated Defense Technologies, Inc..       30,343
    7,157   Kaman Corp., Class A..................       75,936
    4,818 + Moog, Inc., Class A...................      141,119
   13,758 + Orbital Sciences Corp., Class A /(1)/.       63,287
    1,922 + Sequa Corp., Class A..................       87,259
    9,685 + Teledyne Technologies, Inc............      143,919
    4,468 + Triumph Group, Inc....................      124,881
    6,738 + United Defense Industries, Inc........      156,995
   ,3,046 + United Industrial Corp................       46,147
                                                   ------------
                                                      2,055,699
                                                   ------------
            AIRLINES - 0.32%
   20,127 + Airtran Holdings, Inc.................       77,690
    7,690 + Alaska Air Group, Inc.................      162,797
    1,040 + ATA Holdings Corp.....................        6,864
   12,974 + Atlantic Coast Airlines Holdings, Inc.      139,081
    5,257 + Atlas Air Worldwide Holdings, Inc.....       13,774
    9,586 + ExpressJet Holdings, Inc..............      103,050
    9,427 + Frontier Airlines, Inc................       53,451
    9,848 + Mesa Air Group, Inc. /(1)/............       58,694

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
            AIRLINES - Continued
    3,058 + Mesaba Holdings, Inc...................... $     19,235
    4,184 + Midwest Express Holdings, Inc.............       28,242
   17,829 + UAL Corp. /(1)/...........................       44,751
   21,739 + US Airways Group, Inc. /(1)/..............       12,717
                                                       ------------
                                                            720,346
                                                       ------------
            APPAREL & PRODUCTS - 2.26%
    3,988 + Aeropostale, Inc. /(1)/...................       57,826
   14,047 + AnnTaylor Stores Corp.....................      333,616
    1,398 + Bebe Stores, Inc. /(1)/...................       18,733
    2,553   Blair Corp................................       64,438
    5,606   Brown Shoe Co., Inc.......................      135,105
    2,245 + Buckle, Inc...............................       44,451
      832 + Cache, Inc................................       11,690
    4,666   Cato Corp., Class A.......................       92,387
    2,397 + Charlotte Russe Holding, Inc..............       31,832
   34,298 + Charming Shoppes, Inc.....................      162,915
    1,519 + Cherokee, Inc.............................       23,058
    3,652 + Children's Place Retail Stores, Inc. /(1)/       45,723
    7,494 + Christopher & Banks Corp..................      204,211
   10,338 + dELiA*s Corp., Class A....................        8,167
    4,277 + DHB Industries, Inc.......................        9,024
    6,428 + Footstar, Inc. /(1)/......................       40,625
    6,422 + Genesco, Inc. /(1)/.......................      132,357
    5,055 + Goody's Family Clothing, Inc..............       22,095
    2,401 + Guess ?, Inc. /(1)/.......................       12,581
    7,632 + Gymboree Corp.............................      154,930
   10,087 + Hot Topic, Inc. /(1)/.....................      243,994
    5,749 + J. Jill Group, Inc........................      133,664
    3,752   K-Swiss, Inc., Class A....................       94,776
    8,082   Kellwood Co...............................      230,095
    2,263 + Kenneth Cole Productions, Inc., Class A...       56,779
    4,374 + Maxwell Shoe Co...........................       48,464
    1,563 + Mossimo, Inc. /(1)/.......................       10,925
    8,018 + Nautica Enterprises, Inc..................       90,283
    8,194 + Oakley, Inc...............................      111,029
    3,276   OshKosh B'Gosh, Inc., Class A.............       90,123
    1,940   Oxford Industries, Inc....................       50,246
    9,622 + Pacific Sunwear of California, Inc........      255,175
    7,186 + Payless ShoeSource, Inc...................      407,374
    7,358   Phillips-Van Heusen Corp..................       96,758
    6,215 + Quiksilver, Inc...........................      170,291
    7,731   Russell Corp..............................      123,232
    2,295 + Shoe Carnival, Inc........................       34,127

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
            APPAREL & PRODUCTS - Continued
    4,936 + Skechers U.S.A., Inc., Class A...... $     60,713
    6,377 + Stage Stores, Inc...................      172,817
    2,948 + Steven Madden, Ltd..................       52,327
   12,689   Stride Rite Corp....................      106,588
   10,824 + Too, Inc............................      317,684
   15,991 + Unifi, Inc..........................       91,149
    2,492   UniFirst Corp.......................       48,719
    5,881 + Vans, Inc...........................       35,345
    8,155 + Wet Seal, Inc.......................       94,109
   13,275   Wolverine World Wide, Inc...........      221,958
                                                 ------------
                                                    5,054,508
                                                 ------------
            APPLIANCES/FURNISHINGS - 0.44%
    4,527   Aaron Rents, Inc., Class B..........      100,499
   13,213   Acuity Brands, Inc..................      179,432
    1,458   American Woodmark Corp..............       86,868
    5,161 + Applica, Inc........................       25,598
    3,212   Bassett Furniture Industries, Inc...       43,394
    2,703   Bush Industries, Inc., Class A......       18,624
    1,183   CompX International, Inc., Class A..        9,913
    8,448 + Griffon Corp........................      105,178
    4,874   Haverty Furniture Cos., Inc.........       63,362
   13,935   Interface, Inc., Class A............       57,412
   10,812   Kimball International, Inc., Class B      160,882
    1,504   National Presto Industries, Inc.....       47,617
    2,065 + Salton, Inc. /(1)/..................       27,981
    1,640 + Stanley Furniture Co., Inc..........       41,558
    1,702   Virco Manufacturing Corp............       17,531
                                                 ------------
                                                      985,849
                                                 ------------
            AUTOMOTIVE - 1.19%
    2,416 + Aftermarket Technology Corp.........       31,698
    5,311   AO Smith Corp.......................      141,538
    2,452 + Asbury Automotive Group, Inc. /(1)/.       23,049
    9,702   Carlisle Cos., Inc..................      402,924
    7,761 + Collins & Aikman Corp...............       31,820
    6,733 + CSK Auto Corp. /(1)/................       84,095
    4,716 + Dura Automotive Systems, Inc........       45,604
    5,985 + Group 1 Automotive, Inc.............      142,144
    3,107 + IMPCO Technologies, Inc. /(1)/......       15,376
    8,774   Kaydon Corp.........................      184,868
    3,470 + Lithia Motors, Inc., Class A........       55,763
    1,771 + Midas, Inc..........................       14,168

--------------------------------------------------------------------------------

                                                                             17
November 30, 2002
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                     MARKET
OF SHARES                                                   VALUE
---------------------------------------------------------------------
            AUTOMOTIVE - Continued
    9,046   Modine Manufacturing Co..................... $    172,236
    1,724 + Monro Muffler Brake, Inc....................       30,894
    4,793   Oshkosh Truck Corp., Class B................      297,166
   15,343   Pep Boys-Manny, Moe & Jack..................      168,773
   13,275 + Raytech Corp. /(1)/.........................      102,217
    7,791 + Sports Resorts International, Inc. /(1)/....       37,007
    2,212   Standard Motor Products, Inc., Class A /(1)/       25,615
    1,132 + Strattec Security Corp......................       54,857
    6,800   Superior Industries International, Inc......      286,484
    5,408 + TBC Corp....................................       64,626
   12,069 + Tenneco Automotive, Inc.....................       49,724
   19,657 + Tower Automotive, Inc.......................      111,062
    5,388 + United Auto Group, Inc. /(1)/...............       72,792
                                                         ------------
                                                            2,646,500
                                                         ------------
            BANKS - 7.51%
    4,622   1st Source Corp.............................       76,032
    3,160   ABC Bancorp.................................       41,870
    3,112   Alabama National Bancorp....................      138,484
    3,770   Allegiant Bancorp, Inc......................       65,787
    7,882   Amcore Financial, Inc.......................      178,992
    1,856   American National Bankshares, Inc. /(1)/....       48,312
    2,133   Arrow Financial Corp........................       66,251
    1,247   BancFirst Corp..............................       59,607
    4,165   Bank Corp...................................       31,238
    4,348   Bank of Granite Corp........................       80,916
    1,423   Bank of The Ozarks, Inc.....................       35,205
    3,294   Banner Corp.................................       65,880
   20,020 + Bay View Capital Corp.......................      116,516
    6,136   Boston Private Financial Holdings, Inc......      115,050
    1,190   Bryn Mawr Bank Corp. /(1)/..................       44,744
    2,766   BSB Bancorp, Inc............................       62,235
    2,578   Camden National Corp........................       65,868
    2,237   Capital City Bank Group, Inc................       85,901
    2,457   Capitol Bancorp, Ltd. /(1)/.................       50,319
    3,978   Cascade Bancorp.............................       54,499
    4,921   Cathay Bancorp, Inc.........................      210,422
    1,059   CB Bancshares, Inc..........................       43,737
    2,757   CCBT Financial Cos., Inc....................       73,336
    2,376 + Central Coast Bancorp /(1)/.................       44,431
    1,021   Century Bancorp, Inc........................       27,904
    7,203   Chemical Financial Corp.....................      236,474
    2,415   City Bank...................................       64,384
    5,396   City Holding Co.............................      161,826

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
            BANKS - Continued
    2,368   Cobiz, Inc. /(1)/....................... $     35,641
    1,844   Columbia Bancorp........................       40,199
    4,233 + Columbia Banking System, Inc............       56,807
   14,474   Commercial Federal Corp.................      324,941
    2,416   Commonwealth Bancorp, Inc...............      111,402
    3,629   Community Bank Systems, Inc.............      116,164
    2,475   Community Bks., Inc.....................       70,538
   12,737   Community First Bankshares, Inc.........      344,154
    4,018   Community Trust Bancorp, Inc............      117,174
    2,866   Corus Bankshares, Inc...................      128,970
    4,494   CPB, Inc................................      116,350
    8,413   CVB Financial Corp......................      205,277
    7,540   East West Bancorp, Inc..................      259,225
    3,460   F&M Bancorp.............................      118,401
    1,967   Farmers Capital Bank Corp...............       68,353
    2,478   Financial Institutions, Inc.............       75,306
    2,314   First Bancorp North Carolina............       56,901
   10,629   First Bancorp Puerto Rico...............      250,844
      246 + First Bks. America, Inc.................        9,988
    2,887   First Busey Corp., Class A..............       67,180
    9,842   First Charter Corp......................      178,140
    1,939   First Citizens BancShares, Inc., Class A      194,113
   18,756   First Commonwealth Financial Corp.......      220,383
    1,559   First Community Bancorp.................       47,970
    2,819   First Community Bancshares, Inc.........       92,830
   11,505   First Financial Bancorp.................      195,930
    3,939   First Financial Bankshares, Inc.........      154,488
    2,186   First Financial Corp....................      114,765
    4,631   First Merchants Corp....................      108,365
    2,438   First National Corp.....................       66,912
    1,377   First Oak Brook Bancshares, Inc.........       44,973
    1,110   First of Long Island Corp...............       38,628
    3,288 + First Republic Bank.....................       68,390
      898   First South Bacorp, Inc. /(1)/..........       32,535
    1,318   First State Bancorporation..............       31,777
    1,858   FNB Corp. /(1)/.........................       48,531
      864   Franklin Financial Corp. /(1)/..........       18,999
    5,149   Frontier Financial Corp.................      131,814
    2,468   GBC Bancorp.............................       49,360
    3,133   German American Bancorp.................       55,364
    5,066   Glacier Bancorp, Inc....................      117,025
    9,451   Gold Banc Corp., Inc....................       92,620
    1,649   Granite State Bankshares, Inc...........       74,205
    1,816   Great Southern Bancorp, Inc. /(1)/......       70,279

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
            BANKS - Continued
    4,245   Hancock Holding Co..................... $    193,402
    2,794 + Hanmi Financial Corp...................       48,582
    6,118   Harleysville National Corp.............      150,380
    3,429   Humboldt Bancorp.......................       40,531
    1,918   Iberiabank Corp........................       73,498
    3,848   Independent Bank Corp. (MA)............       99,155
    3,938   Independent Bank Corp. (MI)............      126,607
    4,926   Integra Bank Corp......................       88,116
    2,743   Interchange Financial Services Corp....       44,821
    7,243   International Bancshares Corp..........      287,909
    4,913   Irwin Financial Corp. /(1)/............       79,787
    3,731   Lakeland Bancorp, Inc. /(1)/...........       73,613
    1,634   Lakeland Financial Corp................       39,543
    6,117 + Local Financial Corp...................       89,920
    2,699   LSB Bancshares, Inc....................       46,069
    2,134   Macatawa Bank Corp. /(1)/..............       43,320
    3,329   Main Street Bks., Inc. /(1)/...........       66,580
    1,787   Mainsource Financial Group, Inc........       44,675
    3,604   MB Financial, Inc......................      126,861
    1,270   Merchants Bancshares, Inc..............       29,845
    7,691   Mid-State Bancshares...................      134,516
    2,958   Midwest Banc Holdings, Inc.............       53,392
    1,269   Nara Bancorp, Inc......................       27,918
    5,687   National Penn Bancshares, Inc..........      154,630
    2,228   NBC Capital Corp.......................       59,265
    9,555   NBT Bancorp, Inc.......................      173,805
   15,616 + NetBank, Inc...........................      152,881
    2,219   Old Second Bancorp, Inc................       86,541
    2,628   Omega Financial Corp...................       94,871
    3,888   Oriental Financial Group, Inc..........       97,200
   11,171   Pacific Capital Bancorp................      293,686
    4,926   Pacific Northwest Bancorp..............      123,643
    3,382 + Pacific Union Bank.....................       43,898
    1,916   Peapack Gladstone Financial Corp. /(1)/       71,084
    2,215   Pennrock Financial Services Corp.......       64,656
    2,516   Peoples Bancorp, Inc...................       65,164
    1,799   Peoples Holding Co.....................       78,256
    1,168   PrivateBancorp, Inc....................       45,108
    3,504   Prosperity Bancshares, Inc.............       64,824
    7,620   Provident Bankshares Corp..............      169,697
    4,513   R&G Financial Corp., Class B...........      103,122
   16,713   Republic Bancorp, Inc..................      195,881
    2,245   Republic Bancorp, Inc., Class A........       27,501
    1,605 + Republic Bancshares, Inc...............       32,100

--------------------------------------------------------------------------------

18
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
            BANKS - Continued
    4,454   Riggs National Corp..................... $     68,770
    1,626   Royal Bancshares of Pennsylvania, Inc.,
             Class A................................       30,536
    8,482   S&T Bancorp, Inc........................      229,947
    1,820   S.Y. Bancorp, Inc. /(1)/................       74,802
    4,632   Sandy Spring Bancorp, Inc...............      146,788
    2,710   Santander Bancorp.......................       33,875
    3,325   Seacoast Banking Corp. of Florida.......       61,579
    2,704   Second Bancorp, Inc.....................       75,442
    2,263   Simmons First National Corp., Class A...       83,301
   12,863   South Financial Group, Inc. /(1)/.......      272,953
    1,639   Southwest Bancorp, Inc..................       43,597
    9,025 + Southwest Bancorp. of Texas, Inc........      257,212
    2,344   State Bancorp, Inc......................       43,247
    3,342   Sterling Bancorp........................       89,098
   12,174   Sterling Bancshares, Inc................      153,514
    5,391   Sterling Financial Corp.................      132,133
    3,750   Suffolk Bancorp.........................      122,812
    1,678   Summit Bancshares, Inc..................       34,231
    1,578   Sun Bancorp, Inc. /(1)/.................       29,903
    2,038 + Sun Bancorp, Inc. - NJ..................       27,574
   12,579   Susquehanna Bancshares, Inc.............      264,662
    7,063   Texas Regional Bancshares, Inc., Class A      241,555
    2,373   Tompkins Trustco, Inc...................      109,158
    1,616   TriCo Bancshares........................       37,168
    5,937   Trust Co. of New Jersey.................      164,099
   23,080   TrustCo Bank Corp. NY...................      254,342
    3,826   U.S.B. Holding Co., Inc.................       70,398
    5,791   UCBH Holdings, Inc......................      239,458
    5,261   UMB Financial Corp......................      210,803
    7,328   Umpqua Holdings Corp....................      129,046
    2,405   Union Bankshares Corp...................       70,154
   11,692   United Bankshares, Inc..................      341,874
    5,303 + United Community Bks., Inc..............      133,052
    4,338   United National Bancorp.................       97,041
    7,047   Unizan Financial Corp...................      137,628
    3,684 + VIB Corp................................       55,371
    2,328   Virginia Financial Group, Inc. /(1)/....       77,616
   12,769   W Holding Co., Inc......................      220,393
    4,159   Washington Trust Bancorp, Inc...........       85,218
    6,807   WesBanco, Inc...........................      173,578
    5,026   West Coast Bancorp......................       83,381
    4,684   Wintrust Financial Corp. /(1)/..........      141,415
    1,884   Yardville National Bancorp..............       35,231
                                                     ------------
                                                       16,759,239
                                                     ------------

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
            BEVERAGES - 0.14%
    2,956 + Boston Beer Co., Inc., Class A /(1)/..... $     46,350
      281   Coca-Cola Bottling Co. Cons..............       16,081
      279   Farmer Brothers Co.......................       86,493
    1,150 + National Beverage Corp...................       17,710
    2,775 + Peet's Coffee And Tea, Inc. /(1)/........       41,070
    2,971 + Robert Mondavi Corp., Class A............      103,896
                                                      ------------
                                                           311,600
                                                      ------------
            BROADCASTING - 0.62%
    3,032 + 4Kids Entertainment, Inc. /(1)/..........       72,768
    2,951 + Acme Communications, Inc.................       22,369
    1,866 + Beasley Broadcast Group, Inc., Class A...       21,907
    8,004 + Crown Media Holdings, Inc., Class A /(1)/       37,219
    3,359 + EMS Technologies, Inc....................       50,855
    1,580   Fisher Communications, Inc...............       84,546
    2,839   Gray Television, Inc. /(1)/..............       35,629
    5,380   Liberty Corp.............................      215,146
    3,521 + Lodgenet Entertainment Corp..............       37,463
   17,125 + Mediacom Communications Corp.,
             Class A /(1)/...........................      161,489
    9,823 + Paxson Communications Corp. /(1)/........       31,728
    8,518 + Regent Communications, Inc...............       53,663
    4,758 + Saga Communications, Inc., Class A.......       93,971
    2,792 + Salem Communications Corp., Class A......       76,389
    9,824 + Sinclair Broadcast Group, Inc., Class A..      136,259
   22,035 + Sirius Satellite Radio, Inc. /(1)/.......       18,950
   11,526 + Spanish Broadcasting System, Inc.,
             Class A.................................      102,581
    3,178 + World Wrestling Entertainment, Inc.,
             Class A.................................       27,649
   17,312 + XM Satellite Radio Holdings, Inc.,
             Class A /(1)/...........................       43,626
    4,431 + Young Broadcasting, Inc., Class A........       65,136
                                                      ------------
                                                         1,389,343
                                                      ------------
            BUILDING MATERIALS - 1.00%
    2,997 + Aaon, Inc................................       58,741
    1,143   Ameron International Corp................       65,162
    9,053   Apogee Enterprises, Inc..................       83,740
    1,780   Butler Manufacturing Co..................       33,909
    2,037   Centex Construction Productions, Inc.....       73,515
   12,087 + Comfort Systems USA, Inc.................       38,074
    1,665 + Drew Industries, Inc.....................       27,389
    6,194   Elkcorp..................................      111,554
    6,292   Florida Rock Industries, Inc.............      251,743
    3,860 + Genlyte Group, Inc.......................      127,380

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            BUILDING MATERIALS - Continued
   13,633   Lennox International, Inc. /(1)/...... $    193,589
    4,564   LSI Industries, Inc...................       48,105
    8,751   Mathews International Corp., Class A..      199,523
      970 + Mestek, Inc...........................       17,557
    5,867 + NCI Building Systems, Inc.............      112,646
    2,714 + Nortek Holdings, Inc..................      122,971
    4,670 + Simpson Manufacturing Co., Inc........      158,080
    6,700   Texas Industries, Inc.................      165,490
    2,055 + Trex Co., Inc. /(1)/..................       67,507
    6,452 + U.S. Concrete, Inc....................       37,357
   21,142 + US Industries, Inc....................       62,580
   11,743 + USG Corp. /(1)/.......................       92,183
    5,456   Watsco, Inc...........................       87,023
                                                   ------------
                                                      2,235,818
                                                   ------------
            CHEMICAL - 2.23%
   18,414   Airgas, Inc...........................      309,539
    6,407   Arch Chemicals, Inc...................      130,575
    7,238 + Cabot Microelectronics Corp. /(1)/....      436,813
   36,262   Crompton Corp.........................      256,010
   12,659 + Cytec Industries, Inc.................      338,375
   10,347   Ferro Corp............................      246,362
    9,554 + FMC Corp..............................      270,760
    6,880 + Foamex International, Inc.............       16,512
    8,783   Georgia Gulf Corp.....................      184,092
   11,943   Great Lakes Chemical Corp.............      299,769
    9,044   H.B. Fuller Co........................      262,005
    7,617 + Hexcel Corp...........................       18,662
    3,370 + International Specialty Products, Inc.       34,206
    8,272   MacDermid, Inc........................      185,376
   20,101   Millennium Chemicals, Inc.............      219,101
    6,525   Minerals Technologies, Inc............      281,554
    2,715   NL Industries, Inc....................       44,526
    3,149   Octel Corp............................       62,035
   16,220   Olin Corp.............................      244,760
   12,655 + Omnova Solutions, Inc.................       51,885
    2,432   Penford Corp..........................       34,072
   25,140   Polyone Corp..........................      196,092
    2,464   Quaker Chemical Corp..................       56,869
   12,280   Schulman (A), Inc.....................      228,040
   33,478   Solutia, Inc..........................       90,391
    4,706   Spartech Corp.........................       88,049
    2,015   Stepan Co.............................       51,483
    7,317 + Symyx Technologies, Inc...............       88,170
    6,708   Valhi, Inc. /(1)/.....................       65,738
   20,923 + W.R.Grace & Co........................       45,821
    5,102   WD-40 Co..............................      147,448
                                                   ------------
                                                      4,985,090
                                                   ------------

--------------------------------------------------------------------------------

                                                                             19
November 30, 2002
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                      MARKET
OF SHARES                                                    VALUE
----------------------------------------------------------------------
            COAL - 0.21%
   14,473   Arch Coal, Inc............................... $    289,605
   20,039   Massey Energy Co.............................      177,345
                                                          ------------
                                                               466,950
                                                          ------------
            COMMERCIAL SERVICES - 2.47%
    1,692 + 1-800 Contacts, Inc. /(1)/...................       21,421
    3,944 + 1-800-FLOWERS.COM, Inc., Class A.............       40,623
   12,041   ABM Industries, Inc..........................      178,688
    2,189 + Actrade Financial Technologies, Ltd. /(1)(2)/        2,758
    6,106 + Administaff, Inc. /(1)/......................       41,521
    1,475 + Advisory Board Co............................       45,725
   12,747 + Alderwoods Group, Inc........................       54,812
    9,376 + Arbitron, Inc................................      289,812
    1,630 + Baker (Michael) Corp.........................       15,941
    1,343 + BWAY Corp....................................       26,363
    5,565   Central Parking Corp.........................      107,905
   25,152 + Century Business Services, Inc...............       81,744
    2,352 + Charles River Associates, Inc................       36,879
    3,130   Chemed Corp..................................      115,184
    4,529 + Clark/Bardes, Inc............................       82,654
    4,179 + Cornell Cos., Inc............................       38,572
   11,813 + Corporate Executive Board Co.................      389,829
    4,156 + CoStar Group, Inc............................       74,766
    2,256   CPI Corp.....................................       28,877
   40,203 + Crown Cork & Seal Co., Inc. /(1)/............      347,354
    6,424 + DiamondCluster International, Inc., Class A..       23,448
    5,405 + Discovery Partners International, Inc........       17,134
   15,271 + Dycom Industries, Inc........................      230,745
    4,473 + Electro Rent Corp............................       54,481
    4,549 + Euronet Worldwide, Inc.......................       27,062
    5,796 + First Consulting Group, Inc..................       39,413
    5,889 + FTI Consulting, Inc. /(1)/...................      241,508
    1,752 + Gaiam, Inc...................................       18,626
    4,127   Greif Brothers Corp., Class A................      106,064
    3,221 + Hall Kinion & Associates, Inc................       17,909
    2,965 + Healthcare Services Group, Inc...............       35,965
      980 + ICT Group, Inc...............................       16,748
    4,475 + iDine Rewards Network, Inc. /(1)/............       49,001
    3,178 + Insurance Auto Auctions, Inc.................       50,276
    9,719 + Integrated Electrical Services, Inc..........       37,904
    3,377 + Kendle International, Inc....................       30,430
    6,878 + Kroll, Inc. /(1)/............................      128,963
    2,597   Landauer, Inc................................       94,920
    5,486 + Maximus, Inc. /(1)/..........................      153,334

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
            COMMERCIAL SERVICES - Continued
    2,924   McGrath RentCorp.................... $     68,656
    2,961 + MemberWorks, Inc. /(1)/.............       56,407
    3,950 + Mobile Mini, Inc. /(1)/.............       58,697
   12,455 + Navigant Consulting, Inc............       67,008
    7,556 + Parexel International Corp. /(1)/...       94,148
      806 + Petroleum Helicopters, Inc..........       22,673
   13,391 + Plexus Corp.........................      203,811
    4,427 + Pre-Paid Legal Services, Inc. /(1)/.      126,834
   11,384 + PRG-Shultz International, Inc. /(1)/      109,173
    9,300   ProcureNet, Inc. /(2)/..............           93
    3,782 + Protection One, Inc. /(1)/..........        8,434
    1,458 + Proxymed, Inc. /(1)/................       19,012
   10,229 + Quanta Services, Inc................       37,643
    8,162 + Rent-Way, Inc.......................       32,403
    5,253 + Right Management Consultants, Inc...       64,349
    4,513   Rollins, Inc........................      105,288
   38,158 + Safeguard Scientifics, Inc..........       83,184
    3,273 + Silgan Holdings, Inc................       80,846
   14,339 + Sotheby's Holdings, Inc., Class A...      124,606
    4,867 + SOURCECORP, Inc.....................       94,176
    3,314 + Startek, Inc........................       87,821
    5,408 + Stewart Information Services Corp...      111,946
   12,446 + TeleTech Holdings, Inc..............      107,036
    4,548 + URS Corp............................       94,553
    2,544 + Volt Information Sciences, Inc......       44,266
    2,783 + Wackenhut Corrections Corp..........       34,036
    6,414 + Watson Wyatt & Co. Holdings, Class A      135,977
    7,394 + Wireless Facilities, Inc............       52,793
                                                 ------------
                                                    5,521,228
                                                 ------------
            CONGLOMERATES - 0.10%
   11,424   Trinity Industries, Inc. /(1)/......      223,111
                                                 ------------
            CONSUMER SERVICE - 0.03%
    7,065   ADVANTA Corp........................       68,813
                                                 ------------
            DRUGS - 2.43%
    3,559 + aaiPharma, Inc. /(1)/...............       60,147
    9,961 + Adolor Corp. /(1)/..................      141,944
    4,530 + Alaris Medical, Inc.................       32,344
    9,421   Alpharma, Inc., Class A /(1)/.......      126,712
    2,877 + American Pharmaceutical
             Partners, Inc. /(1)/...............       58,144

 NUMBER                                                MARKET
OF SHARES                                              VALUE
--------------------------------------------------------------
          DRUGS - Continued
 7,007  + Antigenics, Inc. /(1)/..................... $ 85,485
 5,779  + Aphton Corp. /(1)/.........................   15,488
 6,132  + Array Biopharma, Inc.......................   51,815
 6,521  + Atrix Labs, Inc. /(1)/.....................  119,204
18,620  + AVANIR Pharmaceuticals, Class A............   20,296
  3,870 + Bentley Pharmaceuticals, Inc...............   36,378
  2,638 + Bradley Pharmaceuticals, Inc...............   39,570
 11,215 + Cell Therapeutics, Inc. /(1)/..............  107,664
  4,526 + Cima Labs, Inc. /(1)/......................  120,030
 12,491 + Corixa Corp. /(1)/.........................   90,560
 19,879 + Covance, Inc...............................  445,687
  8,633 + Cubist Pharmaceuticals, Inc. /(1)/.........  102,387
    4,103 D&K Healthcare Resources, Inc. /(1)/.......   37,625
  7,879 + Durect Corp., Inc..........................   20,958
  6,715 + Endo Pharmaceuticals Holdings, Inc.........   57,346
  3,143 + Eon Labs, Inc..............................   74,678
  7,115 + First Horizon Pharmaceutical Corp. /(1)/...   43,330
 11,985 + Genzyme Corp., Biosurgery Division.........   35,955
 10,364 + Ilex Oncology, Inc.........................  113,175
 12,832 + ImmunoGen, Inc. /(1)/......................   50,558
  8,328 + Impax Laboratories, Inc....................   40,557
 21,472 + Incyte Genomics, Inc.......................  114,875
 12,071 + Indevus Pharmaceuticals, Inc...............   27,039
  6,558 + K V Pharmaceutical Co......................  153,916
  1,730 + KOS Pharmaceuticals, Inc. /(1)/............   35,707
 13,525 + La Jolla Pharmaceutical Co.................   94,675
  1,188 + Lannett Co., Inc. /(1)/....................   24,889
 16,493 + Ligand Pharmaceuticals, Inc., Class B /(1)/   85,599
 22,243 + Medarex, Inc...............................  113,439
  1,074 + Meridian Medical Technologies, Inc. /(1)/..   47,428
  8,010 + MGI Pharma, Inc. /(1)/.....................   62,078
 12,337 + Nabi Biopharmaceuticals....................   89,924
  8,151 + Napro Biotherapeutics, Inc. /(1)/..........   13,775
  2,524 + Nastech Pharmaceutical, Inc. /(1)/.........   25,492
    3,673 Natures Sunshine Products, Inc.............   38,677
 13,066 + NBTY, Inc..................................  238,585
  3,603 + NeoPharm, Inc. /(1)/.......................   52,816
  8,985 + Neurocrine Biosciences, Inc. /(1)/.........  414,029
  4,137 + Neurogen Corp..............................   23,788

--------------------------------------------------------------------------------

20
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            DRUGS - Continued
   11,591 + OSI Pharmaceuticals, Inc. /(1)/....... $    250,250
    5,100 + Pain Therapeutics, Inc................       18,564
    4,421 + Penwest Pharmaceuticals Co. /(1)/.....       48,543
   19,567 + Perrigo Co............................      246,740
    5,757 + Pharmaceutical Resources, Inc.........      161,196
    7,481 + Pharmacopeia, Inc.....................       74,960
    5,685 + Salix Pharmaceuticals, Ltd............       52,927
    8,420 + SangStat Medical Corp.................      122,932
   22,098 + Sepracor, Inc.........................      211,257
    9,372 + SuperGen, Inc. /(1)/..................       43,111
    7,661 + Tanox, Inc. /(1)/.....................       84,654
    9,508 + Theragenics Corp......................       50,107
   10,016 + Triangle Pharmaceuticals, Inc.........       45,773
    4,987 + United Therapeutics Corp. /(1)/.......       86,126
    6,820 + Versicor, Inc. /(1)/..................       76,998
   10,502 + Vivus, Inc............................       46,734
    3,183 + Zymogenetics, Inc. /(1)/..............       24,636
                                                   ------------
                                                      5,430,276
                                                   ------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 4.49%
   10,703 + Active Power, Inc. /(1)/..............       21,834
    5,298 + Advanced Energy Industries, Inc. /(1)/       94,622
    6,536 + American Superconductor Corp. /(1)/...       23,530
   10,547   Ametek, Inc...........................      392,032
    2,116   Analogic Corp.........................       95,135
    9,441 + Artesyn Technologies, Inc.............       38,803
   15,257   Avista Corp...........................      149,061
    3,484   BEI Technologies, Inc.................       49,821
    3,126   Bel Fuse, Inc., Class B...............       58,456
    7,239   Belden, Inc...........................      121,615
    7,263 + Benchmark Electronics, Inc............      225,952
    3,850 + Britesmile, Inc. /(1)/................        2,383
    8,293   C&D Technologies, Inc.................      161,465
   10,052 + C-COR.net Corp........................       40,208
   14,165 + Cable Design Technologies Corp........      114,737
   10,272 + Checkpoint Systems, Inc. /(1)/........      111,862
    9,223 + Coherent, Inc.........................      192,761
   16,479 + Commscope, Inc........................      148,311
    9,526   CTS Corp..............................       76,017
    4,930   Cubic Corp............................       83,564
    4,474 + Daktronics, Inc.......................       64,291

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - Continued
   15,340 + DDI Corp................................. $      6,750
    5,581 + Dionex Corp..............................      169,216
    8,631 + DSP Group, Inc...........................      149,748
    8,787 + Electro Scientific Industries, Inc. /(1)/      214,139
    4,744 + Emcor Group, Inc.........................      252,855
    4,244 + Encore Wire Corp.........................       44,138
    4,776 + Energy Conversion Devices, Inc. /(1)/....       58,076
   51,591 + Enterasys Networks, Inc..................       85,125
    3,812 + ESCO Technologies, Inc...................      139,939
    2,797 + Excel Technology, Inc....................       55,772
    7,697 + FEI Co...................................      143,549
    4,773 + Flir Systems, Inc........................      207,626
   10,913 + FuelCell Energy, Inc. /(1)/..............       98,763
   10,571   General Cable Corp.......................       45,455
    2,563 + Global Imaging Systems, Inc..............       48,161
   18,144 + Graftech International, Ltd..............       99,792
   19,029 + Harmonic, Inc............................       59,941
   10,790 + Hypercom Corp............................       28,054
   26,795 + Identix, Inc. /(1)/......................      183,546
    2,779 + Inrange Technologies Corp. /(1)/.........        8,420
   17,369 + InterDigital Communications Corp. /(1)/..      316,984
    4,720 + Intermagnetics General Corp. /(1)/.......      102,471
    7,461 + Intertan, Inc............................       51,033
    3,696 + Invision Technologies, Inc. /(1)/........      106,925
    6,685 + Itron, Inc...............................      169,131
    1,890   Keithley Instruments, Inc................       24,060
    2,635 + Lecroy Corp..............................       28,953
    6,256 + Littelfuse, Inc..........................      120,928
    5,908 + Magma Design Automation, Inc.............       68,474
    6,271 + Magnetek, Inc............................       36,435
    4,590 + Manufacturers Services, Ltd. /(1)/.......       23,363
    3,450 + Medis Technologies, Ltd. /(1)/...........       18,044
    4,338 + Merix Corp. /(1)/........................       47,978
   10,902   Methode Electronics, Inc., Class A.......      108,475
   13,924 + Microtune, Inc...........................       57,088
   11,374 + MIPS Technologies, Inc., Class A /(1)/...       35,487
    4,886 + Molecular Devices Corp...................       92,981
   21,263 + New Focus, Inc. /(1)/....................       78,248
   12,104 + Newport Corp.............................      174,285
    4,577 + NU Horizons Electronics Corp.............       32,542

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - Continued
   17,850 + Oak Technology, Inc. /(1)/.............. $     58,191
   32,800 + Oplink Communications, Inc..............       34,440
    4,767 + Optical Communication Products, Inc.,
             Class A................................        5,530
    2,141 + OSI Systems, Inc. /(1)/.................       36,868
    5,454   Park Electrochemical Corp...............      117,588
   10,147 + Paxar Corp..............................      143,377
    5,431 + Photon Dynamics, Inc. /(1)/.............      191,443
    9,583   Pioneer-Standard Electronics, Inc. /(1)/       92,093
   10,577 + Pixelworks, Inc. /(1)/..................       98,789
    4,114 + Planar Systems, Inc.....................       85,653
    2,092 + Powell Industries, Inc..................       41,212
   17,225 + Power-One, Inc..........................      136,078
    7,726 + Proton Energy Systems, Inc. /(1)/.......       24,800
   10,233 + Rayovac Corp............................      149,402
    3,066 + Research Frontiers, Inc. /(1)/..........       32,346
    2,044   Richardson Electronics, Ltd. /(1)/......       17,476
    5,052 + Rogers Corp.............................      123,016
    4,660 + SBS Technologies, Inc...................       51,773
    1,545 + ScanSource, Inc. /(1)/..................      112,785
   18,523 + Silicon Image, Inc. /(1)/...............      129,476
    8,399 + Silicon Laboratories, Inc. /(1)/........      246,091
    8,125 + Sipex Corp..............................       33,313
    4,623 + Standard Microsystems Corp..............      102,862
    3,459   Standex International Corp..............       80,076
    4,103 + Stoneridge, Inc.........................       40,332
      798 + Suntron Corp............................        3,583
    1,592   Sypris Solutions, Inc...................       19,422
   12,801   Technitrol, Inc.........................      221,073
   13,834 + Thomas & Betts Corp.....................      258,696
    4,616   Thomas Industries, Inc..................      126,294
    8,042 + Trimble Navigation, Ltd.................      112,588
    4,916 + TTM Technologies, Inc...................       15,436
    1,514   Unitil Corp.............................       40,121
    5,093 + Universal Display Corp. /(1)/...........       59,079
    4,412 + Universal Electronics, Inc..............       43,944
    9,415 + Varian, Inc.............................      295,819
      120 + Vialta, Inc.............................           59
    6,339 + Vicor Corp..............................       52,804
    4,995   Watts Industries, Inc., Class A.........       78,821
    4,517 + Wesco International, Inc................       22,811

--------------------------------------------------------------------------------

                                                                             21
November 30, 2002
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - Continued
    6,684 + Wilson Greatbatch Technologies, Inc.... $    193,836
    3,342   Woodhead Industries, Inc...............       41,173
    2,826   Woodward Governor Co...................      120,614
    5,734   X-Rite, Inc............................       43,234
    4,969 + Zygo Corp..............................       39,156
                                                    ------------
                                                      10,032,983
                                                    ------------
            FERTILIZERS - 0.12%
   11,726   Delta & Pine Land Co...................      236,396
   12,440 + Terra Industries, Inc..................       24,631
                                                    ------------
                                                         261,027
                                                    ------------
            FINANCE COMPANIES - 0.36%
   13,148   Charter Municipal Mtg. Acceptance Co...      231,405
    9,485   Chittenden Corp........................      248,886
    4,266 + Credit Acceptance Corp. /(1)/..........       33,915
    3,635 + Financial Federal Corp.................       93,783
   10,401   Metris Cos., Inc. /(1)/................       45,036
    3,755   Westcorp...............................       77,391
    2,205 + WFS Financial, Inc.....................       46,459
    3,697 + World Acceptance Corp..................       25,872
                                                    ------------
                                                         802,747
                                                    ------------
            FINANCIAL SERVICES - 0.87%
   12,269   American Capital Strategies, Ltd. /(1)/      254,582
    2,758   American Home Mtg. Holdings, Inc.......       29,979
   29,375 + Ameritrade Holding Corp. /(1)/.........      151,281
    1,864 + BKF Capital Group, Inc.................       35,360
    1,105   California First National Bancorp......       14,376
    6,951 + Coinstar, Inc..........................      167,867
    5,477 + CompuCredit Corp.......................       38,832
    3,978 + DVI, Inc...............................       35,166
    7,186 + eSpeed, Inc., Class A..................      108,149
    4,751 + Friedman, Billings, Ramsey Group, Inc.,
             Class A...............................       42,759
    1,992 + Gabelli Asset Management, Inc.,
             Class A /(1)/.........................       65,736
    6,175   Jeffries Group, Inc....................      274,788
   26,004 + Knight Trading Group, Inc..............      163,825
    2,099 + LendingTree, Inc. /(1)/................       28,043
    6,456   MCG Capital Corp. /(1)/................       70,951
    5,968 + NCO Group, Inc.........................       97,457
    5,025   New Century Financial Corp. /(1)/......       93,767
    2,610 + PDI, Inc...............................       25,578

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
            FINANCIAL SERVICES - Continued
    4,786   Resource America, Inc.................... $     39,150
    8,978 + Saxon Capital, Inc.......................      116,175
   23,696 + SoundView Technology Group, Inc..........       35,070
    4,318   SWS Group, Inc. /(1)/....................       63,302
    3,145 + Union Acceptance Corp., Class A..........          786
                                                      ------------
                                                         1,952,979
                                                      ------------
            FOODS - 1.53%
    1,090   Alico, Inc...............................       27,087
    5,300 + American Italian Pasta Co., Class A /(1)/      192,390
      436 + Arden Group, Inc.........................       26,117
    7,550 + Aurora Foods, Inc. /(1)/.................        4,681
      922   Bridgford Foods Corp.....................        8,943
   11,577 + Cadiz, Inc. /(1)/........................       10,998
   11,474 + Chiquita Brands International, Inc.......      160,636
   10,769   Corn Products International, Inc.........      319,516
    8,741 + Del Monte Foods Co.......................       77,795
    2,300 + Embrex, Inc. /(1)/.......................       27,577
    7,049 + Flowers Foods, Inc.......................      169,670
    1,003 + Green Mountain Coffee, Inc. /(1)/........       15,416
    7,501 + Hain Celestial Group, Inc................      102,314
    2,082 + Horizon Organic Holding Corp.............       35,019
    5,045 + International Multifoods Corp............      100,799
   13,920   Interstate Bakeries Corp.................      320,856
    1,941 + J&J Snack Foods Corp.....................       64,635
    7,748   Lance, Inc...............................       91,581
      939 + Maui Land & Pineapple Co., Inc...........       15,259
    4,489 + Monterey Pasta Co........................       30,795
    4,875   Pilgrims Pride Corp. /(1)/...............       40,755
    9,565 + Ralcorp Holdings, Inc....................      224,778
    1,907   Riviana Foods, Inc.......................       48,037
    1,605   Sanderson Farms, Inc.....................       32,758
      114   Seabord Corp.............................       26,163
    4,408 + Seminis, Inc., Class A...................       11,240
   13,907   Sensient Technologies Corp...............      341,695
   14,202   Smucker, J.M. Co.........................      555,724
    3,947 + SureBeam Corp., Class A /(1)/............       21,274
    2,580   Tasty Baking Co..........................       24,639
    2,231 + Tejon Ranch Co...........................       63,249
    6,084 + United Natural Foods, Inc................      156,663
    6,147 + Wild Oats Markets, Inc...................       65,650
                                                      ------------
                                                         3,414,709
                                                      ------------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            FREIGHT - 1.53%
   15,432   Airborne, Inc......................... $    221,141
   13,045   Alexander & Baldwin, Inc..............      321,298
    3,181 + Amerco, Inc. /(1)/....................       14,633
    6,856 + Arkansas Best Corp....................      200,339
    1,882 + Covenant Transport, Inc., Class A.....       33,217
   11,017 + EGL, Inc..............................      171,645
    3,662 + Forward Air Corp......................       70,493
    4,290 + Gulfmark Offshore, Inc................       64,393
    9,523 + Heartland Express, Inc................      207,601
    1,795   Interpool, Inc........................       30,282
    7,107 + JB Hunt Transport Services, Inc.......      195,514
    5,950 + Kirby Corp............................      150,535
    7,638 + Knight Transportation, Inc............      151,087
    4,862 + Landstar System, Inc..................      254,331
    6,274 + Offshore Logistics, Inc...............      136,209
    8,693   Overseas Shipholding Group, Inc.......      150,302
      985 + P.A.M. Transportation Services, Inc...       19,701
    3,767   Roadway Corp..........................      150,605
    4,631 + SCS Transportation, Inc...............       40,614
    1,781 + US Xpress Enterprises, Inc. Class A...       16,919
    8,581   USFreightways Corp....................      261,043
   12,283   Werner Enterprises, Inc...............      271,086
    9,263 + Yellow Corp...........................      275,296
                                                   ------------
                                                      3,408,284
                                                   ------------
            GAS & PIPELINE UTILITIES - 0.16%
   13,196   Atmos Energy Corp.....................      294,271
    3,531   Cascade Natural Gas Corp..............       69,384
                                                   ------------
                                                        363,655
                                                   ------------
            MINING - 0.03%
   13,775 + Stillwater Mining Co..................       77,829
                                                   ------------
            GOVERNMENT SPONSORED - 0.04%
    2,539 + Federal Agricultural Mtg. Corp.,
             Class C /(1)/........................       79,978
                                                   ------------
            HARDWARE & TOOLS - 0.17%
    3,308   Barnes Group, Inc.....................       69,633
   10,142   Lincoln Electric Holdings, Inc........      255,071
    3,730   Penn Engineering & Manufacturing Corp.       49,050
                                                   ------------
                                                        373,754
                                                   ------------
            HEALTHCARE - 2.52%
   23,372 + Advanced Tissue Sciences, Inc. /(1)/..        1,169
    3,727 + Alliance Imaging, Inc.................       26,089
    3,410 + American Healthways, Inc. /(1)/.......       70,348

--------------------------------------------------------------------------------

22
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
            HEALTHCARE - Continued
    3,073 + AMERIGROUP Corp.......................... $     81,096
    8,989 + AmeriPath, Inc...........................      151,824
   13,031 + Apria Healthcare Group, Inc..............      305,577
    1,600 + Centene Corp.............................       44,720
    8,358 + Columbia Laboratories, Inc. /(1)/........       32,596
    9,732   Cooper Cos., Inc. /(1)/..................      273,469
    2,107 + Corvel Corp..............................       70,058
    3,285 + Curative Health Services, Inc............       50,293
    2,710 + Dianon Systems, Inc......................      126,503
    7,686 + Diversa Corp.............................       88,082
    1,715 + Dynacq International, Inc. /(1)/.........       26,188
    3,989 + Epix Medical, Inc........................       36,898
   12,362 + Genta, Inc. /(1)/........................      139,196
    7,250 + Gentiva Health Services, Inc.............       59,522
    7,891 + Geron Corp. /(1)/........................       30,775
    4,871 + HealthExtras, Inc........................       21,822
   17,100   Hooper Holmes, Inc.......................       97,470
    5,631 + Impath, Inc. /(1)/.......................       93,475
    9,609 + Intuitive Surgical, Inc. /(1)/...........       70,146
    8,401   Invacare Corp............................      275,133
    2,125 + Inverness Medical Innovations, Inc. /(1)/       32,597
    3,606 + Kindred Healthcare, Inc..................       60,076
    1,692 + LabOne, Inc..............................       30,676
    1,977 + Matria Healthcare, Inc...................       19,409
    2,719 + Med-Design Corp. /(1)/...................       19,522
    2,026 + Medcath Corp. /(1)/......................       20,767
    3,222 + MedQuist, Inc............................       63,570
    6,290   Mentor Corp..............................      272,042
    7,321 + MIM Corp. /(1)/..........................       55,354
    2,682 + National Healthcare Corp.................       56,590
    5,417 + Ocular Sciences, Inc.....................      113,703
    3,787 + Odyssey Healthcare, Inc..................      132,204
    4,066 + Option Care, Inc. /(1)/..................       24,233
   11,127 + PacifiCare Health Systems, Inc.,
             Class A /(1)/...........................      297,625
    2,971 + PolyMedica Corp. /(1)/...................       85,387
   16,519 + Praecis Pharmaceuticals, Inc.............       53,356
    7,681 + Priority Healthcare Corp., Class B.......      169,136
   15,270 + Province Healthcare Co. /(1)/............      196,678
    5,548 + RehabCare Group, Inc. /(1)/..............      113,568
    4,925 + Res-Care, Inc............................       22,162
    9,716 + Resmed, Inc..............................      314,896
    9,783 + Respironics, Inc.........................      284,294
    7,759 + Sierra Health Services, Inc..............       86,435
    6,949 + Sola International, Inc..................       81,303

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
            HEALTHCARE - Continued
   12,119 + Sybron Dental Specialties, Inc............ $    171,484
    2,992 + U.S. Physical Therapy, Inc................       38,058
    5,951 + Unilab Corp...............................      117,056
    4,833 + United Surgical Partners
             International, Inc. /(1)/................       82,403
   23,398 + US Oncology, Inc..........................      201,925
    2,775 + Virbac Corp...............................       14,597
   15,350 + VISX, Inc.................................      140,452
    1,886   Vital Signs, Inc..........................       52,544
    4,959 + Women First Healthcare, Inc. /(1)/........       26,779
                                                       ------------
                                                          5,623,330
                                                       ------------
            HEAVY DUTY TRUCKS/PARTS - 0.25%
    3,596   Bandag, Inc...............................      146,501
    2,989 + Cascade Corp..............................       41,846
   14,458   Federal Signal Corp.......................      274,124
    2,880   Spartan Motors, Inc.......................       29,520
    7,380 + Wabash National Corp. /(1)/...............       58,302
                                                       ------------
                                                            550,293
                                                       ------------
            HOME BUILDERS - 0.46%
    3,809 + Beazer Homes USA, Inc. /(1)/..............      242,900
      800 + Dominion Homes, Inc.......................       13,328
    4,787 + Hovnanian Enterprises, Inc., Class A /(1)/      159,886
    6,184   MDC Holdings, Inc.........................      220,769
    2,815 + Meritage Corp.............................       93,176
   10,266   Standard Pacific Corp.....................      261,783
      297 + Technical Olympic USA, Inc................        4,009
    1,585 + William Lyon Homes, Inc. /(1)/............       36,059
                                                       ------------
                                                          1,031,910
                                                       ------------
            HOSPITAL MANAGEMENT - 0.52%
    6,518 + Amsurg Corp. /(1)/........................      166,339
   31,295 + Beverly Enterprises, Inc..................      102,022
      647 + CareCentric, Inc..........................          259
   11,039 + Eclipsys Corp.............................       57,292
    8,935 + Genesis Health Ventures, Inc..............      156,452
    7,759 + Magellan Health Services, Inc.............        1,288
    7,569 + Pediatrix Medical Group, Inc..............      307,453
    4,017 + Prime Medical Services, Inc...............       33,743
    5,605 + Select Medical Corp.......................       80,768
    5,695 + Sunrise Assisted Living, Inc. /(1)/.......      159,631
    5,699 + VCA Antech, Inc. /(1)/....................       85,428
                                                       ------------
                                                          1,150,675
                                                       ------------

 NUMBER                                                       MARKET
OF SHARES                                                     VALUE
-----------------------------------------------------------------------
            HOSPITAL SUPPLIES - 0.86%
    6,236 + American Medical Systems
             Holdings, Inc. /(1)/......................... $    101,273
    2,982   Arrow International, Inc......................      111,885
    6,978 + ArthroCare Corp. /(1)/........................       82,899
   18,667 + Bio-Technology General Corp...................       78,961
    1,683 + Closure Medical Corp..........................       22,199
    5,381 + Conceptus, Inc. /(1)/.........................       74,634
    8,606 + Conmed Corp...................................      163,858
    3,802   Datascope Corp. /(1)/.........................       97,133
    3,364 + ICU Medical, Inc..............................      131,196
    2,311 + Kensey Nash Corp..............................       43,354
    1,924 + Kyphon, Inc. /(1)/............................       18,163
    3,183 + Lifecore Biomedical, Inc......................       26,317
    3,670 + Merit Medical Systems, Inc....................       69,657
   10,195 + OrthoLogic Corp...............................       43,329
   10,887   Owens & Minor, Inc. /(1)/.....................      179,635
   22,750 + PSS World Medical, Inc........................      156,975
    4,499 + SonoSite, Inc.................................       67,620
   13,279 + Techne Corp...................................      410,852
    1,386 + Young Innovations, Inc........................       31,324
                                                           ------------
                                                              1,911,264
                                                           ------------
            HOUSEHOLD PRODUCTS - 0.53%
    1,650 + Chattem, Inc. /(1)/...........................       68,739
    1,219 + CSS Industries, Inc...........................       42,543
    1,324 + Del Laboratories, Inc.........................       31,248
    4,151 + Elizabeth Arden, Inc. /(1)/...................       59,318
    1,046 + Intermediate Parfums, Inc.....................        8,044
    3,677 + Jarden Corp...................................       82,732
    9,328   John H. Harland Co............................      196,541
    4,912   Libbey, Inc...................................      126,435
    4,608   Oneida, Ltd...................................       50,227
    8,903 + Playtex Products, Inc.........................       94,995
    2,730 + Revlon, Inc., Class A.........................       10,811
    3,151   Russ Berrie and Co., Inc......................      102,628
   16,581   Tupperware Corp...............................      284,032
    3,393 + Water Pik Technologies, Inc...................       29,587
                                                           ------------
                                                              1,187,880
                                                           ------------
            HUMAN RESOURCES - 0.60%
    3,775 + CDI Corp......................................      108,569
   10,305 + Cross Country, Inc. /(1)/.....................      173,124
   15,104 + Exult, Inc. /(1)/.............................       48,484
    5,779 + Heidrick & Struggles International, Inc. /(1)/       91,308
    5,402   Kelly Services, Inc., Class A.................      133,862

--------------------------------------------------------------------------------

                                                                             23
November 30, 2002
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
            HUMAN RESOURCES - Continued
    6,192 + Kforce, Inc.............................. $     25,635
   12,070 + Korn/Ferry International /(1)/...........      116,717
   13,065 + Labor Ready, Inc.........................       93,153
    2,493 + Medical Staffing Network Holdings, Inc...       41,010
   29,978 + MPS Group, Inc...........................      179,868
    6,744 + On Assignment, Inc.......................       56,043
    1,753 + RemedyTemp, Inc..........................       24,998
    6,086 + Resources Connection, Inc................      112,049
   18,798 + Spherion Corp............................      129,894
                                                      ------------
                                                         1,334,714
                                                      ------------
            INFORMATION PROCESSING -
            HARDWARE - 2.06%
   19,892 + Advanced Digital Information Corp........      147,797
   13,267 + Avocent Corp.............................      312,438
    5,552 + Bell Microproducts, Inc. /(1)/...........       41,201
    8,863 + Centillium Communications, Inc...........       25,703
   19,765 + Concurrent Computer Corp.................       63,841
   13,077 + Cray, Inc. /(1)/.........................       91,670
    2,840 + Digimarc Corp. /(1)/.....................       44,787
    2,694 + Drexler Technology Corp. /(1)/...........       45,744
    3,221 + Electronics Boutique Holdings Corp. /(1)/       98,530
   17,315 + Electronics for Imaging, Inc.............      306,302
   13,728 + Handspring, Inc. /(1)/...................       19,803
    8,091 + Hutchinson Technology, Inc...............      219,671
   11,199 + Imation Corp.............................      460,951
   11,692 + InFocus Corp.............................       88,275
   16,344 + Iomega Corp..............................      139,741
   10,387 + Lexar Media, Inc. /(1)/..................       76,241
   63,638 + Maxtor Corp..............................      344,918
    6,910 + Mercury Computer Systems, Inc. /(1)/.....      215,799
    4,985 + Overland Storage, Inc....................       66,101
    9,253 + Palm, Inc. /(1)/.........................      157,301
    2,102 + PC Connection, Inc.......................       14,693
   41,436 + Quantum Corp.............................      152,899
    5,492 + Radiant Systems, Inc.....................       64,970
   38,668 + Read-Rite Corp...........................       34,801
   19,331 + Sandisk Corp. /(1)/......................      536,435
   24,715 + Silicon Storage Technology, Inc..........      174,241
    2,293 + SimpleTech, Inc..........................        9,080
   27,384 + SONICblue, Inc. /(1)/....................       22,729
   21,091 + StorageNetworks, Inc.....................       35,855
    1,602 + Synaptics, Inc. /(1)/....................       12,960

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            INFORMATION PROCESSING -
            HARDWARE - Continued
    3,434 + Virage Logic Corp. /(1)/............... $    46,977
   61,366 + Western Digital Corp...................     518,543
                                                    -----------
                                                      4,590,997
                                                    -----------
            INFORMATION PROCESSING -
            SERVICES - 3.78%
    2,299 + 3D Systems Corp........................      19,312
   19,171 + Aeroflex, Inc..........................     149,150
   31,425 + Akamai Technologies, Inc. /(1)/........      64,736
    9,970 + Anixter International, Inc.............     243,866
   14,962 + answerthink, Inc.......................      40,996
    4,788 + Anteon International Corp..............     111,800
   84,400 + Ariba, Inc. /(1)/......................     351,948
    9,237 + AsiaInfo Holdings, Inc. /(1)/..........      73,619
   11,087 + Avenue A, Inc..........................      38,694
    6,467 + Black Box Corp.........................     323,027
    9,076 + CACI International, Inc., Class A......     345,796
    6,168 + Carreker Corp. /(1)/...................      38,612
    1,703 + Catapult Communications Corp...........      19,363
   16,720 + Ciber, Inc.............................     100,320
   39,637 + CNET Networks, Inc.....................     120,496
    2,599 + Cognizant Technology Solutions Corp.,
             Class A /(1)/.........................     185,543
   10,024 + Computer Horizons Corp.................      35,184
    8,690 + Computer Network Technology Corp. /(1)/      80,817
    6,136 + Covansys Corp..........................      24,483
    4,982 + Datastream Systems, Inc................      29,643
    9,015 + Digital Insight Corp...................      92,494
    8,559 + Digital River, Inc.....................     123,592
    2,980 + Digitas, Inc...........................       9,238
   37,880 + Doubleclick, Inc.......................     270,463
    2,142 + Dynamics Research Corp.................      27,225
   39,926 + Earthlink, Inc.........................     248,340
   15,305 + Entrust, Inc...........................      61,679
    3,816 + EUniverse, Inc.........................      19,042
   32,892 + Extreme Networks, Inc..................     148,343
    6,653   Factset Research Systems, Inc. /(1)/...     205,578
    4,197 + Fidelity National Information
             Solutions, Inc. /(1)/.................      83,772
   10,636 + FileNET Corp...........................     146,245
    4,535 + Forrester Research, Inc................      69,385
   12,530 + Freemarkets, Inc. /(1)/................     105,878
   26,411 + Gartner, Inc., Class A.................     258,035
    5,964 + GSI Commerce, Inc. /(1)/...............      28,448

 NUMBER                                           MARKET
OF SHARES                                         VALUE
---------------------------------------------------------
            INFORMATION PROCESSING -
            SERVICES - Continued
   11,818 + Harris Interactive, Inc............. $ 40,654
   12,878 + I-many, Inc.........................   36,960
    6,433 + iGate Corp..........................   22,130
    8,765 + Information Resources, Inc..........   27,434
    2,043 + Inforte Corp........................   15,077
   16,001 + Intergraph Corp.....................  289,618
   39,108 + Interland, Inc. /(1)/...............   76,652
    1,598 + j2 Global Communications, Inc. /(1)/   35,410
    7,679 + Keynote Systems, Inc................   63,352
    6,283 + Kronos, Inc.........................  285,443
   21,839 + Looksmart, Ltd......................   56,781
    6,194 + Manhattan Associates, Inc...........  185,944
   14,997 + MatrixOne, Inc......................   79,784
   20,201 + Mcdata Corp., Class A...............  176,153
    7,027 + MCSi, Inc. /(1)/....................   40,686
   20,896 + Mentor Graphics Corp................  252,027
    9,249 + Metasolv, Inc.......................   20,625
    5,301 + Micros Systems, Inc.................  130,405
      6,7   MTS Systems Corp....................   80,554
    2,392 + Neoforma, Inc. /(1)/................   24,853
    5,665 + Net2Phone, Inc. /(1)/...............   21,952
    2,437 + Netratings, Inc. /(1)/..............   16,157
    5,751 + NetScout Systems, Inc...............   29,215
    3,201 + Netscreen Technologies, Inc. /(1)/..   55,217
    7,686 + NIC, Inc............................   13,527
    4,324 + Novadigm, Inc.......................   10,161
    7,986 + NYFIX, Inc. /(1)/...................   42,086
    8,768 + Paradyne Networks, Inc..............   16,396
    6,400 + PCTEL, Inc..........................   48,960
    2,675 + PEC Solutions, Inc. /(1)/...........   99,216
    1,947 + Pegasystems, Inc....................   11,293
    3,170 + Pomeroy Computer Resources, Inc.....   41,527
    6,710 + ProBusiness Services, Inc. /(1)/....   71,596
    4,957 + ProQuest Co.........................  116,242
    4,347 + QRS Corp............................   29,342
    5,227 + RadiSys Corp........................   49,657
    7,561 + Rainbow Technologies, Inc...........   64,117
   42,976 + Redback Networks, Inc. /(1)/........   51,571
    9,429 + Register.com, Inc...................   40,356
   38,729 + Riverstone Networks, Inc............   96,435
   25,964 + Sapient Corp........................   54,524
    2,461   Schawk, Inc., Class A...............   24,118

--------------------------------------------------------------------------------

24
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


   NUMBER                                            MARKET
  OF SHARES                                          VALUE
-------------------------------------------------------------
              INFORMATION PROCESSING -
              SERVICES - Continued
      4,983 + SCM Microsystems, Inc............... $   30,047
      9,360 + Secure Computing Corp. /(1)/........     71,978
     60,534 + Silicon Graphics, Inc...............     96,249
     16,314 + SonicWALL, Inc. /(1)/...............     65,909
      1,612 + SRA International, Inc..............     44,572
      7,738 + Sykes Enterprises, Inc..............     23,214
      3,053 + Synplicity, Inc.....................     14,349
      1,788 + Syntel, Inc.........................     34,866
      9,897 + Systems & Computer Technology Corp..     99,564
      4,610 + Tier Technologies, Inc., Class B....     70,164
      2,337 + Tripos, Inc.........................     20,916
      9,652 + Trizetto Group, Inc.................     61,869
     11,222 + Turnstone Systems, Inc..............     32,319
     10,287 + Tyler Technologies, Inc.............     45,777
      6,643 + United Online, Inc. /(1)/...........    105,823
     21,944 + ValueClick, Inc. /(1)/..............     61,663
     14,400 + webMethods, Inc. /(1)/..............    138,960
      6,728 + Websense, Inc. /(1)/................    179,974
                                                   ----------
                                                    8,437,582
                                                   ----------
              INFORMATION PROCESSING -
              SOFTWARE - 4.20%
     14,078 + Actuate Corp. /(1)/.................     35,336
     12,053 + Agile Software Corp.................    107,995
      1,603 + Altiris, Inc. /(1)/.................     20,823
     12,503 + American Management Systems, Inc....    172,166
      4,713 + Ansys, Inc..........................     97,088
     81,382 + Ascential Software Corp.............    246,587
     11,335 + Aspen Technologies, Inc. /(1)/......     39,672
      6,693 + At Road, Inc. /(1)/.................     27,374
      7,950 + Avid Technology, Inc................    155,979
      5,108 + Barra, Inc..........................    188,281
     19,368 + Borland Software Corp...............    256,239
      3,184 + Caminus Corp........................      7,100
      3,915 + CCC Information Services Group, Inc.     71,801
     11,409 + Chordiant Software, Inc. /(1)/......     20,878
        958 + Computer Programs & Systems, Inc....     23,461
5,085       + Concord Communications, Inc.........     62,291
     12,637 + Documentum, Inc.....................    235,301
      2,520 + DucoCorp International, Inc. /(1)/..     18,220
     20,011 + E.Piphany, Inc......................     99,455
      7,989 + Echelon Corp. /(1)/.................    116,320

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - Continued
   14,881 + eFunds Corp.......................... $    134,227
    2,569 + Embarcadero Technologies, Inc. /(1)/.       16,776
    3,160 + EPIQ Systems, Inc. /(1)/.............       47,590
    2,634 + eResearch Technology, Inc. /(1)/.....       36,902
    7,073 + F5 Networks, Inc. /(1)/..............       99,163
   10,872 + FalconStor Software, Inc. /(1)/......       53,468
       59 + GlobaSCAPE, Inc......................            7
    3,234 + HPL Technologies, Inc. /(1)/.........          162
   10,639 + Hyperion Solutions Corp..............      296,509
    5,403 + IDX Systems Corp.....................       93,256
   18,280 + Informatica Corp.....................      126,132
    8,185 + Infousa, Inc.........................       39,370
   46,426 + Inktomi Corp.........................       72,889
    2,950 + Integral Systems, Inc................       60,180
    5,781   Inter-Tel, Inc. /(1)/................      145,161
    4,641 + InterCept, Inc. /(1)/................       80,429
   12,149 + Internet Security Systems, Inc. /(1)/      304,102
   23,401 + Intertrust Technologies Corp.........       98,518
   33,870 + Interwoven, Inc......................       97,546
    6,065 + ITXC Corp............................       17,528
    8,940 + JDA Software Group, Inc..............      105,134
   18,761 + Keane, Inc...........................      172,601
    4,488 + Lawson Software, Inc.................       22,171
   27,812 + Legato Systems, Inc..................      150,213
   34,127 + Liberate Technologies, Inc. /(1)/....       49,143
    2,304 + Mantech International Corp., Class A.       46,495
   18,964 + Manugistics Group, Inc...............       75,097
    4,582 + MAPICS, Inc..........................       32,990
    4,830 + MapInfo Corp.........................       33,568
   23,871 + Micromuse, Inc.......................      107,181
       74 + Microstrategy, Inc...................        1,348
    5,620 + MRO Software, Inc....................       66,316
    8,131 + MSC Software Corp. /(1)/.............       59,682
    1,601 + Nassda Corp..........................       20,989
   10,289   NDCHealth Corp.......................      189,215
    8,575 + Netegrity, Inc.......................       33,099
   12,626 + NetIQ Corp. /(1)/....................      219,061
  115,849 + Novell, Inc..........................      413,581
    9,228 + Nuance Communications, Inc...........       29,345
    7,762 + Numerical Technologies, Inc..........       34,929
    4,638 + Omnicell, Inc........................       14,842

   NUMBER                                               MARKET
  OF SHARES                                             VALUE
-----------------------------------------------------------------
               INFORMATION PROCESSING -
               SOFTWARE - Continued
      14,017 + Onyx Software Corp................... $     30,137
      55,580 + Openwave Systems, Inc................      167,296
       3,224 + Opnet Technologies, Inc..............       29,951
       7,187 + Packeteer, Inc.......................       58,215
      83,325 + Parametric Technology Corp...........      258,307
       3,817 + PDF Solutions, Inc. /(1)/............       31,223
       9,595 + Per-Se Technologies, Inc.............       86,739
       8,274 + Phoenix Technologies, Ltd............       52,457
      18,760 + Pinnacle Systems, Inc................      265,079
       5,274 + PLATO Learning, Inc..................       39,502
      38,130 + Portal Software, Inc.................       47,281
       4,991 + PracticeWorks, Inc. /(1)/............       31,443
      10,013 + Progress Software Corp...............      135,876
       8,669 + Quadramed Corp.......................       25,660
      11,857 + Quest Software, Inc. /(1)/...........      154,378
       6,676 + Quovadx, Inc.........................       16,690
      13,813 + Raindance Communications, Inc........       41,549
36,159       + Red Hat, Inc.........................      248,412
       3,467 + Renaissance Learning, Inc. /(1)/.....       68,473
      16,686 + Retek, Inc...........................       73,919
       6,126 + Roxio, Inc...........................       34,005
14,412       + RSA Security, Inc....................       91,949
      22,628 + S1 Corp..............................      140,746
       4,350 + Sanchez Computer Associates, Inc.....       16,704
      16,626 + ScanSoft, Inc. /(1)/.................      122,035
       7,079 + Seachange International, Inc.........       52,661
      16,679 + SeeBeyond Technology Corp............       47,685
       5,553 + Serena Software, Inc. /(1)/..........      100,898
       8,243 + SpeechWorks International, Inc.......       31,571
       3,798 + SPSS, Inc............................       53,438
       2,512 + SS&C Technologies, Inc...............       25,899
       3,932   Talx Corp............................       38,455
      25,611 + TIBCO Software, Inc..................      188,266
      10,140 + Transaction Systems Architects, Inc.,
                Class A.............................       73,008
       3,384 + Ulticom, Inc.........................       25,515
      10,223 + Vastera, Inc. /(1)/..................       60,111
       1,437 + Verint Systems, Inc. /(1)/...........       26,155
       7,049 + Verity, Inc..........................       97,770
      11,842 + Viewpoint Corp. /(1)/................       38,700
      75,066 + Vignette Corp........................      123,108
      11,402 + VitalWorks, Inc......................       43,898

--------------------------------------------------------------------------------

                                                                             25
November 30, 2002
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - Continued
   23,693 + Vitria Technology, Inc.................. $     26,299
    8,392 + WatchGuard Technologies, Inc............       54,716
    7,396 + WebEx Communications, Inc. /(1)/........      143,926
   21,786 + Wind River Systems, Inc.................      132,023
    4,370 + Witness Systems, Inc....................       16,995
                                                     ------------
                                                        9,368,405
                                                     ------------
            INSURANCE - 1.88%
   11,122   Alfa Corp...............................      138,580
    1,973 + American Medical Security Group, Inc....       22,670
    3,177 + American Physicians Capital, Inc........       59,410
    6,886   Argonaut Group, Inc.....................      113,826
    1,826   Baldwin & Lyons, Inc., Class B..........       43,826
    6,065 + Ceres Group, Inc........................       10,432
    7,230 + Citizens, Inc., Class A.................       60,009
    4,927   CNA Surety Corp.........................       39,268
    2,998 + Cobalt Corp. /(1)/......................       36,426
    7,828   Commerce Group, Inc.....................      284,156
   98,491 + Conseco, Inc. /(1)/.....................        4,925
    8,483   Crawford & Co., Class B /(1)/...........       57,006
    4,192   Delphi Financial Group, Inc., Class A...      160,344
      747   EMC Insurance Group, Inc................       13,961
    3,646   FBL Financial Group, Inc., Class A......       61,143
    2,500   Financial Industries Corp...............       34,050
    2,803 + Fpic Insurance Group, Inc. /(1)/........       17,995
   18,644   Fremont General Corp. /(1)/.............       78,305
    2,334   Great American Financial Resources, Inc.       36,994
    9,457   Harleysville Group, Inc.................      248,057
    9,124   Hilb, Rogal & Hamilton Co...............      345,800
   11,338   Horace Mann Educators Corp..............      181,068
    1,049   Independence Holding Co.................       21,032
    1,165   Kansas City Life Insurance Co...........       46,600
    5,928   LandAmerica Financial Group, Inc........      212,815
      335 + Meemic Holdings, Inc....................        9,621
    2,566   Midland Co..............................       50,961
      683 + National Western Life Insurance Co.,
             Class A................................       60,609
    1,287 + Navigators Group, Inc...................       33,436
      463 + NYMAGIC, Inc............................        9,306
    5,346   Odyssey Re Holdings Corp................       94,731
   16,241 + Ohio Casualty Corp......................      209,347
    5,378 + Philadelphia Cons. Holding Corp.........      195,974
    2,084 + PICO Holdings, Inc......................       25,425

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
            INSURANCE - Continued
    8,425   PMA Capital Corp., Class A /(1)/....... $     126,038
    6,590   Presidential Life Corp.................        68,536
    6,842 + ProAssurance Corp......................       136,156
    4,016   RLI Corp...............................        96,786
    8,253   Selective Insurance Group, Inc.........       212,102
    4,048   State Auto Financial Corp..............        59,344
    2,517 + Triad Guaranty, Inc....................       100,655
   12,322 + UICI...................................       157,598
    2,302   United Fire & Casualty Co..............        78,498
    7,444 + Universal American Financial Corp......        49,949
   10,938   Vesta Insurance Group, Inc.............        39,049
    2,629   Zenith National Insurance Corp.........        61,913
                                                    -------------
                                                        4,204,732
                                                    -------------
            LEISURE AND TOURISM - 4.14%
   22,242 + Acclaim Entertainment, Inc.............        26,913
    4,978   Action Performance Cos., Inc. /(1)/....       110,263
    4,551 + AFC Enterprises, Inc...................        99,303
   13,513 + Alliance Gaming Corp...................       233,775
    9,958 + Alloy, Inc. /(1)/......................       118,201
    1,780 + Ambassadors Group, Inc.................        24,101
    8,857 + AMC Entertainment, Inc.................        87,241
    3,311 + Ameristar Casinos, Inc.................        47,182
    5,104   Arctic Cat, Inc........................        78,397
    7,955 + Argosy Gaming Co.......................       155,679
   10,926 + Aztar Corp.............................       154,821
    9,860 + Bally Total Fitness Holding Corp. /(1)/        88,247
    1,498 + Benihana, Inc..........................        18,785
   11,171   Bob Evans Farms, Inc...................       272,461
    9,114 + Boca Resorts, Inc., Class A............       105,267
    9,921 + Boyd Gaming Corp. /(1)/................       141,374
    4,856 + Buca, Inc. /(1)/.......................        45,744
    4,530 + California Pizza Kitchen, Inc. /(1)/...       111,121
      703 + Carmike Cinemas, Inc. /(1)/............        13,315
    3,440 + Championship Auto Racing Teams, Inc....        14,689
    2,645 + Champps Entertainment, Inc. /(1)/......        29,889
    2,364 + Checkers Drive-In Restaurants, Inc.....        17,966
    3,371 + Chicago Pizza & Brewery, Inc. /(1)/....        25,283
    7,136 + Choice Hotels International, Inc.......       160,774
    1,921   Churchill Downs, Inc. /(1)/............        74,381
   16,236 + CKE Restaurants, Inc...................        80,855
    3,511 + Dave & Buster's, Inc...................        27,632
    7,801 + Dollar Thrifty Automotive Group, Inc...       164,445

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
            LEISURE AND TOURISM - Continued
    3,187   Dover Downs Gaming &
             Entertainment, Inc..................... $     33,177
    4,983   Dover Motorsports, Inc..................       18,935
    1,147 + Escalade, Inc...........................       23,340
    7,036 + Gaylord Entertainment Co................      140,016
    7,925 + Handleman Co............................       89,156
    3,307 + Hollywood Casino Corp., Class A.........       40,808
   16,858 + Hollywood Entertainment Corp............      316,762
    6,307 + IHOP Corp...............................      151,683
    1,787 + Infogrames, Inc. /(1)/..................        4,825
   13,194 + Insight Communications, Inc.............      182,737
    5,069 + Isle Capri Casinos, Inc.................       62,450
   11,784 + Jack In The Box, Inc....................      237,094
    7,355 + Jakks Pacific, Inc. /(1)/...............      113,267
    1,173 + Johnson Outdoors, Inc...................       11,261
    5,728 + K2, Inc.................................       60,373
   43,929 + La Quinta Corp..........................      213,934
    7,002   Landry's Seafood Restaurants, Inc.......      150,403
    6,093   Lone Star Steakhouse & Saloon, Inc......      115,158
    7,168 + Luby's, Inc.............................       29,747
   13,653 + Macrovision Corp........................      254,628
   14,133 + Magna Entertainment Corp., Class A /(1)/       91,723
    6,288   Marcus Corp.............................       88,032
    2,104   Marine Products Corp....................       23,144
    5,437 + Marvel Enterprises, Inc. /(1)/..........       48,933
    8,787 + Midway Games, Inc. /(1)/................       63,442
    1,028 + Monarch Casino & Resort, Inc. /(1)/.....       14,073
    6,708 + MTR Gaming Group, Inc...................       67,348
    3,269 + Multimedia Games, Inc. /(1)/............       81,987
    9,558 + Nautilus Group, Inc. /(1)/..............      151,399
    3,865 + Navigant International, Inc.............       46,032
    1,766 + NetFlix, Inc. /(1)/.....................       19,161
    5,057 + O'Charley's, Inc........................      110,546
    5,151 + P.F. Changs China Bistro, Inc. /(1)/....      181,470
    7,328 + Panera Bread Co., Class A /(1)/.........      271,209
    4,327 + Papa John's International, Inc. /(1)/...      117,435
    1,885 + Party City Corp.........................       25,353
    7,922 + Pegasus Solutions, Inc..................       90,232
    9,698 + Penn National Gaming, Inc...............      179,898
    7,678 + Pinnacle Entertainment, Inc.............       45,991
    4,450 + Playboy Enterprises, Inc., Class B /(1)/       44,278
   14,397 + Prime Hospitality Corp..................      119,639
    2,711 + Racing Champions Ertl Corp..............       42,969

--------------------------------------------------------------------------------

26
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
--------------------------------------------------------------------
            LEISURE AND TOURISM - Continued
    6,294 + RARE Hospitality International, Inc...... $      168,490
   14,155 + Ryan's Family Steakhouses, Inc...........        153,865
   10,768 + Scientific Games Corp., Class A..........         75,365
    6,526 + SCP Pool Corp. /(1)/.....................        205,634
    5,685 + Shuffle Master, Inc. /(1)/...............        110,295
   11,613 + Sonic Corp...............................        249,447
    4,350   Speedway Motorsports, Inc................        112,796
   11,007 + Station Casinos, Inc.....................        185,578
    7,238 + Steak n Shake Co.........................         72,742
    1,322 + Steinway Musical Instruments, Inc........         22,805
   12,064 + Take-Two Interactive Software, Inc. /(1)/        361,076
    4,892   Thor Industries, Inc.....................        186,874
   12,575 + THQ, Inc. /(1)/..........................        224,715
    5,890 + Tivo, Inc. /(1)/.........................         45,412
    5,307 + Trans World Entertainment Corp...........         21,759
    4,240 + Triarc Cos., Inc., Class A...............        115,116
    2,683 + Vail Resorts, Inc. /(1)/.................         48,831
    6,994 + WMS Industries, Inc. /(1)/...............        122,745
   47,840 + Wyndham International, Inc., Class A.....         15,787
    9,383 + Zomax, Inc...............................         40,347
                                                      --------------
                                                           9,241,831
                                                      --------------
            MACHINERY - 2.90%
    2,930 + Actuant Corp., Class A...................        126,547
    1,982   Alamo Group, Inc.........................         23,586
    7,562   Albany International Corp., Class A......        157,290
    6,127   Applied Industrial Technologies, Inc.....        110,286
    4,854 + Astec Industries, Inc....................         49,802
    5,943 + Aviall, Inc. /(1)/.......................         48,495
    9,719   Baldor Electric Co.......................        189,035
    5,875   Brady Corp., Class A.....................        199,750
    6,911   Briggs & Stratton Corp...................        291,299
   10,797 + Brooks-PRI Automation, Inc. /(1)/........        155,909
   24,735 + Capstone Turbine Corp....................         29,682
    2,942   Carbo Ceramics, Inc......................         97,998
    7,930   Clarcor, Inc.............................        260,897
   10,723 + Cognex Corp..............................        240,731
    3,914 + Columbus Mckinnon Corp...................         18,396
    2,525 + CoorsTek, Inc............................         57,696
    4,976 + Cuno, Inc................................        164,905
    4,201 + Flow International Corp..................         13,653
    2,043   Franklin Electric Co., Inc...............         96,021
    5,067 + Gardner Denver, Inc......................         86,899

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
-------------------------------------------------------------------
            MACHINERY - Continued
    1,902 + General Binding Corp.................... $       24,479
    7,118 + Global Power Equipment Group, Inc. /(1)/         35,163
    2,350   Gorman-Rupp Co..........................         60,747
   10,249   Granite Construction, Inc...............        174,233
    7,624   Hughes Supply, Inc......................        240,156
    8,837   IDEX Corp...............................        300,016
    7,232 + Insituform Technologies, Inc., Class A..        137,191
    5,602 + Ionics, Inc. /(1)/......................        126,045
   13,460   JLG Industries, Inc.....................        125,851
   13,787 + Joy Global, Inc.........................        165,444
    4,325 + Kadant, Inc.............................         65,307
   11,004   Kennametal, Inc.........................        384,260
    3,187   Lindsay Manufacturing Co................         80,344
    1,801   Lufkin Industries, Inc..................         46,682
    4,698 + Lydall, Inc.............................         51,208
    7,689   Manitowoc Co., Inc......................        206,065
    5,463   Milacron, Inc...........................         36,493
    1,714   NACCO Industries, Inc., Class A.........         84,157
    7,109   Nordson Corp............................        194,502
    3,385 + Osmonics, Inc...........................         56,834
    9,775 + Presstek, Inc. /(1)/....................         55,014
    2,090   Quixote Corp............................         41,570
    7,382   Regal-Beloit Corp.......................        152,881
    3,133   Robbins & Myers, Inc....................         51,225
    3,106   Sauer-Danfoss, Inc......................         28,886
    3,929 + SPS Technologies, Inc...................        101,761
    2,080   Starrett (L.S.) Co., Class A............         35,776
    9,095   Stewart & Stevenson Services, Inc.......        101,773
    4,830   Tecumseh Products Co., Class A..........        229,956
    2,871   Tennant Co..............................        103,069
   12,691 + Terex Corp..............................        156,861
    3,938   Toro Co.................................        252,150
   10,942   Wabtec Corp.............................        156,580
                                                     --------------
                                                          6,481,556
                                                     --------------
            MEDICAL - BIOMEDICAL/GENE - 0.41%
    5,791 + Alexion Pharmaceuticals, Inc............        101,516
    2,179 + Deltagen, Inc...........................          1,634
   14,401 + Exelixis, Inc. /(1)/....................        130,473
   28,355 + Protein Design Labx, Inc................        258,881
   10,674 + Regeneron Pharmaceuticals, Inc..........        231,092
    8,232 + Telik, Inc. /(1)/.......................        106,275
    8,924 + Transkaryotic Therapies, Inc............         84,778
                                                     --------------
                                                            914,649
                                                     --------------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
--------------------------------------------------------------------
            MEDICAL TECHNOLOGY - 3.08%
    3,978 + Abiomed, Inc. /(1)/....................... $      19,691
    6,266 + Acacia Research Corp. /(1)/...............        28,316
    2,838 + Advanced Neuromodulation
             Systems, Inc. /(1)/......................        85,821
    8,136 + Aksys, Ltd. /(1)/.........................        44,911
    6,612 + Albany Molecular Research, Inc............        98,849
   10,553 + Align Technology, Inc. /(1)/..............        37,885
   17,421 + Alkermes, Inc.............................       155,221
    7,336 + Allos Therapeutics, Inc. /(1)/............        58,688
    7,392 + Allscripts Heathcare Solutions, Inc. /(1)/        21,732
   21,934 + Applera Corp. - Celera
             Genomics Group...........................       247,196
    4,910 + Applied Molecular Evolution, Inc..........        10,164
    9,252 + Araid Pharmaceuticals, Inc................        25,813
    6,220 + Arena Pharmaceuticals, Inc. /(1)/.........        41,363
    6,780 + Arqule, Inc...............................        40,002
    7,960 + Atherogenics, Inc.........................        55,720
    6,418 + Avigen, Inc. /(1)/........................        51,087
    5,395 + Bio-Rad Laboratories, Inc., Class A.......       213,103
    2,340 + Bio-Reference Labs, Inc...................        14,414
    5,926 + Biopure Corp., Class A /(1)/..............        27,615
    1,092 + Bioreliance Corp..........................        27,845
    3,663 + Biosite, Inc. /(1)/.......................       104,469
    3,059 + Bone Care International, Inc..............        29,920
    2,890 + Bruker AXS, Inc...........................         8,005
    3,573 + Bruker Daltonics, Inc. /(1)/..............        20,295
    7,177   Cambrex Corp..............................       211,578
    2,127 + Cantel Medical Corp. /(1)/................        28,757
   17,513 + Cardiac Science, Inc. /(1)/...............        41,296
   10,206 + CardioDynamics International Corp.........        41,640
   10,502 + Cell Genesys, Inc. /(1)/..................       136,841
    7,288 + Cepheid, Inc. /(1)/.......................        44,530
    4,309 + Cerus Corp. /(1)/.........................       104,967
    3,752 + Cholestech Corp...........................        24,688
    6,540 + Ciphergen Biosystems, Inc.................        22,825
    9,779 + Connetics Corp............................       117,446
    5,210 + CryoLife, Inc. /(1)/......................        28,499
   13,677 + CuraGen Corp. /(1)/.......................        73,035
    6,939 + Cyberonics, Inc...........................       118,657
   11,574 + Decode Genetics, Inc. /(1)/...............        29,514
    9,889 + Dendrite International, Inc...............        58,246
    3,756 + Digene Corp...............................        30,499
    2,340 + DJ Orthopedics, Inc.......................         9,290
    5,776 + Endocare, Inc. /(1)/......................        15,595

--------------------------------------------------------------------------------

                                                                             27
November 30, 2002
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
            MEDICAL TECHNOLOGY - Continued
    7,368 + Enzo Biochem, Inc. /(1)/.............. $     106,836
   13,728 + Enzon, Inc. /(1)/.....................       253,693
    3,643 + Exact Sciences Corp. /(1)/............        44,517
    8,593 + Gene Logic, Inc. /(1)/................        67,283
    3,088 + Genencor International, Inc. /(1)/....        34,740
    5,741 + Haemonetics Corp......................       138,645
    6,168 + Hanger Orthopedic Group, Inc..........        80,184
    5,591 + Harvard Bioscience, Inc...............        19,121
    2,536 + HealthTronics Surgical Services, Inc..        17,853
    6,154 + Hologic, Inc. /(1)/...................        84,679
   10,171 + IDEXX Laboratories, Inc...............       318,454
    4,818 + IGEN International, Inc. /(1)/........       182,024
    3,489 + II-VI, Inc............................        56,452
    7,583 + Illumina, Inc. /(1)/..................        37,915
    3,003 + Immucor Corp..........................        68,979
   13,058 + Immunomedics, Inc. /(1)/..............        95,976
    3,805 + Inamed Corp...........................       111,334
   17,638 + Inhale Therapeutic Systems, Inc. /(1)/       161,035
    5,907 + Integra LifeSciences Corp.............       103,727
    7,960 + InterMune, Inc. /(1)/.................       243,019
    5,501 + Interpore International, Inc..........        35,702
    5,484 + Kosan Biosciences, Inc................        36,140
   10,694 + Lexicon Genetics, Inc.................        42,765
    1,274 + Lifeline Systems, Inc.................        26,244
    6,146 + Luminex Corp. /(1)/...................        30,423
    6,367 + Martek Biosciences Corp. /(1)/........       147,460
    9,139 + Maxygen, Inc..........................        73,660
    2,659 + Medsource Technologies, Inc...........        21,724
    7,602 + Myriad Genetics, Inc. /(1)/...........       144,590
    3,494 + Neose Technologies, Inc. /(1)/........        48,217
    6,635 + Noven Pharmaceuticals.................        70,331
    8,372 + OraSure Technologies, Inc.............        50,106
   30,495 + Peregrine Pharmaceuticals, Inc. /(1)/.        27,446
    5,471 + Possis Medical, Inc. /(1)/............        88,521
    2,453 + QMed, Inc.............................        17,539
    8,200 + Quidel Corp...........................        25,428
    6,091 + Radiologix, Inc.......................        31,064
    3,186 + Rita Med Systems, Inc.................        18,957
    5,446 + Sangamo Biosciences, Inc..............        26,985
    5,741 + Seattle Genetics, Inc.................        18,601
   11,982 + Sequenom, Inc. /(1)/..................        26,241
    6,895 + Serologicals Corp.....................        78,603
    3,467 + Sonic Innovations, Inc................        17,023
    2,071 + Specialty Laboratories, Inc. /(1)/....        19,882

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
            MEDICAL TECHNOLOGY - Continued
    4,259 + SurModics, Inc. /(1)/.............. $     136,927
   13,980 + Texas Biotechnology Corp...........        27,401
    7,077 + Therasense, Inc....................        66,665
   15,698 + Thoratec Corp......................       136,416
    7,028 + TriPath Imaging, Inc...............        22,771
    4,433 + Urologix, Inc. /(1)/...............        17,732
    4,041 + Ventana Medical Systems, Inc. /(1)/        86,073
    8,325 + Viasys Healthcare, Inc.............       133,200
    6,072 + Vical, Inc.........................        23,377
    4,181   West Pharmaceutical Services, Inc..        86,547
    4,992 + Wright Medical Group, Inc..........        90,156
    2,667 + Zoll Medical Corp..................        98,386
                                                -------------
                                                    6,881,797
                                                -------------
            METALS - 1.46%
    2,226   AM Castle & Co. /(1)/..............        11,687
    6,330   AMCOL International Corp...........        37,917
    5,310 + Brush Engineered Materials, Inc....        32,126
    6,126   Carpenter Technology Corp..........        84,110
    3,771   Century Aluminum Co................        28,886
    3,177   Circor International, Inc..........        49,021
    2,837 + Cleveland-Cliffs, Inc. /(1)/.......        58,868
    7,700   Commercial Metals Co...............       129,360
    2,698   Gibraltar Steel Corp...............        52,206
   23,881 + Hecla Mining Co. /(1)/.............        90,031
    3,797 + IMCO Recycling, Inc................        29,351
    6,868   Intermet Corp......................        31,936
    2,915 + Ladish Co., Inc....................        20,959
    1,565   Lawson Products, Inc...............        47,811
    1,600 + Liquidmetal Technologies /(1)/.....        17,440
    3,260 + Material Sciences Corp. /(1)/......        45,640
   12,017 + Maverick Tube Corp.................       154,178
    8,975 + Mueller Industries, Inc............       260,544
    3,629   NN, Inc............................        36,399
    1,834 + Northwest Pipe Co..................        25,603
    5,465 + NS Group, Inc......................        36,889
    8,236 + Oregon Steel Mills, Inc............        38,709
    4,529   Quanex Corp........................       138,587
    7,573   Reliance Steel & Aluminum Co.......       171,907
    3,132   Roanoke Electric Steel Corp........        34,546
    9,301   Roper Industries, Inc..............       392,130
    3,991   Royal Gold, Inc. /(1)/.............        67,967

 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
---------------------------------------------------------------------
            METALS - Continued
    6,645 + RTI International Metals, Inc............. $       76,085
    7,124   Ryerson Tull, Inc.........................         48,799
    1,300   Schnitzer Steel Industries, Inc...........         24,037
    4,502   Southern Peru Copper Corp. ADR............         65,054
   10,185 + Steel Dynamics, Inc.......................        144,627
    8,273   Tredegar Corp.............................        117,890
      407   Tremont Corp..............................         13,838
   25,950   USEC, Inc.................................        173,865
    4,311   Valmont Industries, Inc...................         95,661
   21,484   Worthington Industries, Inc...............        378,548
                                                       --------------
                                                            3,263,212
                                                       --------------
            MISCELLANEOUS - 0.43%
    3,523 + Applied Films Corp........................         71,341
    1,543 + Ascent Media Group, Inc...................          3,703
    7,699 + Concord Camera Corp.......................         46,425
   13,821   Regis Corp................................        359,484
   93,861 + Service Corp. International...............        311,619
   30,792 + Stewart Enterprises, Inc., Class A........        161,658
                                                       --------------
                                                              954,230
                                                       --------------
            MOBILE HOMES - 0.32%
   15,562 + Champion Enterprises, Inc. /(1)/..........         56,801
    4,592   Coachmen Industries, Inc..................         73,242
   11,170 + Fleetwood Enterprises, Inc. /(1)/.........         92,041
    2,837 + Modtech Holdings, Inc.....................         27,377
    7,624 + Monaco Coach Corp.........................        128,541
    5,501 + Palm Harbor Homes, Inc. /(1)/.............        102,099
    1,967   Skyline Corp..............................         55,843
    3,842   Winnebago Industries, Inc. /(1)/..........        189,948
                                                       --------------
                                                              725,892
                                                       --------------
            MULTIMEDIA - 0.02%
    3,183 + Martha Stewart Living, Inc., Class A /(1)/         33,931
    4,595 + Private Media Group, Inc. /(1)/...........         11,648
                                                       --------------
                                                               45,579
                                                       --------------
            OIL AND GAS - 3.83%
    5,003 + 3TEC Energy Corp..........................         69,141
    2,854 + Atwood Oceanics, Inc......................         85,135
    5,280   Berry Petroleum Co., Class A..............         84,902
    8,853   Cabot Oil & Gas Corp., Class A............        204,504
   11,732 + Cal Dive International, Inc...............        271,127
   45,286   Chesapeake Energy Corp. /(1)/.............        313,832

--------------------------------------------------------------------------------

28
                                                              November 30, 2002
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
            OIL AND GAS - Continued
    7,234 + Comstock Resources, Inc................ $      61,055
    7,552 + Denbury Resources, Inc.................        78,012
    2,028 + Dril-Quip, Inc.........................        38,228
    2,807 + Encore Acquisition Co..................        52,070
   10,984   Energen Corp...........................       293,492
    6,120 + Energy Partners, Ltd...................        56,610
    6,058 + Evergreen Resources, Inc...............       259,282
    4,968 + Exploration Co. of Delaware, Inc. /(1)/        16,543
    8,336   Frontier Oil Corp......................       119,622
   21,273 + Global Industries, Ltd.................        93,856
   53,421 + Grey Wolf, Inc.........................       203,534
    2,230 + Gulf Island Fabrication, Inc...........        37,910
   15,416 + Hanover Compressor Co. /(1)/...........       176,976
   11,080 + Harvest Natural Resources, Inc.........        81,770
    3,144   Holly Corp.............................        68,728
    5,641 + Horizon Offshore, Inc..................        32,718
    3,233 + Houston Exploration Co.................       101,193
    3,705 + Hydril Co..............................        85,586
   14,306 + Input/Output, Inc......................        75,107
   30,896 + Key Energy Services, Inc...............       278,064
    6,033   Laclede Group, Inc.....................       144,189
    9,116 + Lone Star Technologies, Inc............       140,842
   15,457 + Magnum Hunter Resources, Inc. /(1)/....        88,878
   10,097 + Meridian Resource Corp. /(1)/..........         8,784
    2,930 + Natco Group, Inc., Class A.............        17,961
    8,606   New Jersey Resources Corp..............       270,659
    5,021 + Nuevo Energy Co........................        62,009
    7,355 + Oceaneering International, Inc.........       176,520
    5,439 + Oil States International, Inc..........        69,837
   17,116   ONEOK, Inc.............................       324,177
   24,806 + Parker Drilling Co.....................        55,814
    7,643   Patina Oil & Gas Corp..................       229,901
    2,552   Penn Virginia Corp.....................        87,278
    8,637 + PetroQuest Energy, Inc. /(1)/..........        34,721
    7,624 + Plains Resources, Inc..................       161,629
    3,215 + Prima Energy Corp......................        71,534
    3,057 + Quicksilver Resources, Inc.............        68,874
   16,364 + Range Resources Corp...................        86,893
    6,482 + Remington Oil & Gas Corp...............       100,730
    3,544   RPC, Inc...............................        44,654
    5,541 + SEACOR SMIT, Inc.......................       230,506
    8,182 + Southwestern Energy Co.................        90,002
    7,442 + Spinnaker Exploration Co...............       165,287

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
            OIL AND GAS - Continued
    8,888   St. Mary Land & Exploration Co. /(1)/. $      224,778
    6,815 + Stone Energy Corp.....................        205,472
   15,529 + Superior Energy Services, Inc.........        127,338
    7,358 + Swift Energy Co.......................         68,135
    6,267 + Syntroleum Corp.......................         11,531
   20,635 + Tesoro Petroleum Corp.................         88,731
    4,201 + TETRA Technologies, Inc...............         88,851
   10,675 + Tom Brown, Inc........................        259,936
    4,549 + TransMontaigne, Inc...................         19,561
    7,024 + Trico Marine Services, Inc............         23,811
    8,789   UGI Corp..............................        323,435
   11,521 + Unit Corp.............................        205,765
    5,270 + Universal Compression Holdings, Inc...         94,860
    4,134   Unocal Corp...........................        122,573
   13,202 + UNOVA, Inc............................         71,291
    9,919 + Veritas DGC, Inc......................         73,301
   15,514   Vintage Petroleum, Inc................        145,832
    7,397 + W-H Energy Services, Inc..............        110,141
    6,021   Western Gas Resources, Inc............        213,083
    5,117 + Westport Resources Corp...............        105,001
                                                   --------------
                                                        8,554,102
                                                   --------------
            PAPER/FOREST PRODUCTS - 0.69%
    1,291 + AEP Industries, Inc...................         15,569
    7,703 + Buckeye Technologies, Inc.............         51,841
    8,415   Caraustar Industries, Inc.............         77,923
    4,472   Chesapeake Corp.......................         84,074
    3,167   Deltic Timber Corp....................         83,925
   21,101 + Earthshell Corp.......................         12,872
    3,143   Glatfelter............................         40,922
    7,235 + Graphic Packaging International Corp..         50,283
   16,323 + Longview Fibre Co.....................        126,666
   33,407 + Louisiana-Pacific Corp................        299,327
        3 + Packaging Dynamics Corp...............             19
    4,989   Pope & Talbot, Inc....................         67,352
    9,065   Potlatch Corp.........................        244,302
    3,590   Rock-Tenn Co., Class A................         45,593
    4,751   Schweitzer-Mauduit International, Inc.        120,533
    4,343   Universal Forest Products, Inc........         93,461
   11,574   Wausau-Mosinee Paper Corp.............        133,795
                                                   --------------
                                                        1,548,457
                                                   --------------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
--------------------------------------------------------------------
            POLLUTION CONTROL - 0.52%
   10,696   Calgon Carbon Corp....................... $       53,266
    2,505   Mine Safety Appliances Co................         82,916
   22,947 + Newpark Resources, Inc...................        106,933
   10,724 + Stericycle, Inc..........................        357,313
   15,985 + Tetra Tech, Inc. /(1)/...................        198,214
    2,784 + TRC Cos., Inc. /(1)/.....................         31,153
    8,837 + Waste Connections, Inc...................        329,708
                                                      --------------
                                                           1,159,503
                                                      --------------
            PUBLISHING - 0.80%
    8,002   Banta Corp...............................        245,261
   10,702   Bowne & Co., Inc.........................        113,441
    3,548 + Cons. Graphics, Inc......................         72,734
    1,176   Courier Corp.............................         53,802
    5,198   Ennis Business Forms, Inc................         64,247
   16,552   Hollinger International, Inc., Class A...        162,044
    3,255 + Information Holdings, Inc................         50,811
    8,699 + Journal Register Co......................        164,846
    9,080 + Mail-Well, Inc...........................         19,068
    3,695   New England Business Service, Inc........         82,214
   41,717 + Primedia, Inc............................        141,838
    2,850   Pulitzer, Inc............................        125,286
    5,542   Standard Register Co.....................        103,635
    2,559 + Thomas Nelson, Inc.......................         20,984
   11,854 + Topps Co., Inc...........................        114,865
      437   Value Line, Inc..........................         18,608
   11,893   Wallace Computer Services, Inc...........        222,994
                                                      --------------
                                                           1,776,678
                                                      --------------
            RAILROADS & EQUIPMENT - 0.25%
    7,267   Florida East Coast Industries, Inc. /(1)/        168,231
    3,710 + Genesee & Wyoming, Inc...................         72,753
   19,198 + Kansas City Southern.....................        244,775
    9,114 + RailAmerica, Inc. /(1)/..................         67,170
                                                      --------------
                                                             552,929
                                                      --------------
            REAL ESTATE - 0.41%
    1,377 + Avatar Holdings, Inc.....................         33,544
    8,953 + Corrections Corp. of America.............        160,259
    6,222 + Insignia Financial Group, Inc............         46,976
    9,670 + Jones Lang Lasalle, Inc..................        155,977
    7,164   LNR Property Corp........................        260,769
    3,854   M/I Schottenstein Homes, Inc.............        112,537
    9,399 + Trammell Crow Co.........................         85,719

--------------------------------------------------------------------------------

                                                                             29
November 30, 2002
    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
            REAL ESTATE - Continued
    2,213 + WCI Communities, Inc.................. $      25,073
    1,700 + Wellsford Real Properties, Inc........        28,560
                                                   -------------
                                                         909,414
                                                   -------------
            REAL ESTATE INVESTMENT TRUSTS - 6.01%
    4,270   Acadia Realty Trust...................        32,196
      632 + Alexander's, Inc......................        39,822
    5,049   Alexandria Real Estate Equities, Inc..       205,949
    4,511   AMLI Residential Properties...........        97,122
   14,686   Anthracite Capital, Inc...............       154,937
    3,899   Anworth Mtg. Asset Corp. /(1)/........        49,868
    9,331   Apex Mtg. Capital, Inc. /(1)/.........        60,838
    5,188   Associated Estates Realty Corp........        35,797
    4,629   Bedford Property Investors, Inc.......       113,873
    5,502   Boykin Lodging Co.....................        50,068
    8,515   Brandywine Realty Trust...............       181,795
    7,082   Burnham Pacific Properties, Inc.......         5,312
    6,830   Capital Automotive REIT...............       168,906
    3,091   Capstead Mtg. Corp....................        60,893
    6,469   CBL & Associates Properties, Inc......       254,232
    3,368   Center Trust, Inc.....................        25,900
    7,146   Chateau Communities, Inc..............       153,710
    8,866   Chelsea Property Group, Inc...........       303,572
    4,536   Colonial Properties Trust.............       149,325
   11,688   Commercial Net Lease Realty, Inc......       180,229
   15,332   Cornerstone Realty, Income Trust, Inc.       127,409
    5,410   Corporate Office Properties Trust.....        73,738
    2,290   Correctional Properties Trust.........        48,823
    8,030   Crown American Realty Trust...........        75,803
    4,627   EastGroup Properties, Inc.............       114,888
    5,469   Entertainment Properties Trust........       127,756
   12,928   Equity Inns, Inc......................        74,465
    1,972   Equity One, Inc. /(1)/................        26,425
    4,599   Essex Property Trust, Inc.............       234,549
    4,954   FBR Asset Investment Corp.............       162,491
   11,605   Federal Realty Investment Trust.......       316,700
   14,196   Felcor Lodging Trust, Inc.............       168,790
    7,922   Gables Residential Trust..............       195,594
    4,925   Getty Realty Corp.....................        96,037
    5,012   Glenborough Realty Trust, Inc.........        86,457
    8,535   Glimcher Realty Trust.................       140,827
    4,192   Great Lakes REIT, Inc.................        69,336

   NUMBER                                                  MARKET
  OF SHARES                                                VALUE
---------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - Continued
      11,805   Health Care REIT, Inc................... $     328,769
      13,391   Healthcare Realty Trust, Inc............       411,238
       5,746   Heritage Property Investment Trust, Inc.       142,501
       8,294   Home Properties of New York, Inc........       271,628
      41,153   HRPT Properties Trust...................       344,451
      12,597   IMPAC Mtg. Holdings, Inc................       147,259
       8,036   Innkeepers USA Trust....................        63,083
       8,824   Investors Real Estate Trust.............        96,446
      10,717   IRT Property Co.........................       127,318
     11,1184   JDN Realty Corp.........................       124,299
       4,566   Keystone Property Trust Corp............        76,709
      7,7624   Kilroy Realty Corp......................       176,275
       6,091   Koger Equity, Inc.......................        93,619
       5,877   Kramont Realty Trust....................        87,273
      5,3764   Lasalle Hotel Properties................        69,888
       7,458   Lexington Corporate Properties Trust....       113,287
       4,504   LTC Properties, Inc.....................        30,177
      10,416   Macerich Co.............................       316,751
       4,103   Manufactured Home Communities, Inc......       121,038
      13,033   Meristar Hospitality Corp...............        96,184
      13,896   MFA Mtg. Investments, Inc...............       119,784
       5,565   Mid Atlantic Realty Trust...............        93,436
       4,500   Mid-America Apartment
                Communities, Inc.......................       112,050
       6,983   Mills Corp..............................       203,904
       4,613   Mission West Properties, Inc............        46,868
       7,283   National Health Investors, Inc..........       123,374
       1,891   National Health Realty, Inc.............        29,972
      15,695   Nationwide Health Properties, Inc.......       250,649
       3,329   Novastar Financial, Inc. /(1)/..........        83,358
       5,132 + Omega Healthcare Investors, Inc.........        18,321
      10,640   Pan Pacific Retail Properties, Inc......       379,848
       2,493   Parkway Properties, Inc.................        89,499
       4,503   Pennsylvania Real Estate
                Investment Trust /(1)/.................       113,971
      10,685   Post Properties, Inc....................       272,467
       9,822   Prentiss Properties Trust...............       270,007
5,889        + Price Legacy Corp.......................        16,548
       3,197   PS Business Parks, Inc..................        96,581
       5,000   RAIT Investment Trust...................       103,550
       2,601   Ramco-Gershenson Properties Trust.......        51,656

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - Continued
   10,645   Realty Income Corp..................... $      372,043
    3,504   Redwood Trust, Inc.....................         95,239
    9,982   RFS Hotel Investors, Inc...............        119,784
    3,373   Saul Centers, Inc......................         79,873
   14,523   Senior Housing Properties Trust........        162,658
   10,771   Shurgard Storage Centers, Inc.,
             Class A...............................        332,824
    3,681   Sizeler Property Investors, Inc........         34,970
    8,414   SL Green Realty Corp...................        266,892
    3,996   Sovran Self Storage, Inc...............        111,888
    7,056   Summit Properties, Inc.................        135,122
    4,739   Sun Communities, Inc...................        164,159
    1,658   Tanger Factory Outlet Centers, Inc.....         48,878
    9,165   Taubman Centers, Inc...................        149,206
   13,264   Thornburg Mtg., Inc....................        244,456
    4,567   Town and Country Trust /(1)/...........         94,765
      909 + Transcontinental Realty Investors, Inc.         15,908
    6,250   U.S. Restaurant Properties, Inc. /(1)/.         87,813
    3,487   Universal Health Realty Income Trust...         89,965
    3,950   Urstadt Biddle Properties, Inc.........         45,346
   19,399   Ventas, Inc............................        242,487
   11,757   Washington Real Estate
             Investment Trust......................        296,982
    5,392   Winston Hotels, Inc....................         40,710
                                                    --------------
                                                        13,410,436
                                                    --------------
            REGISTERED INVESTMENT
            COMPANIES - 0.02%
    2,828   Gladstone Capital Corp.................         46,323
                                                    --------------
            RETAIL - 3.44%
    7,405 + 7-Eleven, Inc..........................         59,388
        1 + 99 Cents Only Stores...................             28
    3,872 + AC Moore Arts & Crafts, Inc............         54,866
    4,483   Advanced Marketing Services, Inc.......         69,935
   10,326   Blyth, Inc.............................        286,030
   10,568 + Bombay Co., Inc........................         44,808
    5,668 + Boyds Collection, Ltd. /(1)/...........         40,356
    2,708 + Brookstone, Inc........................         40,674
    3,897 + Building Materials Holding Corp........         52,259
    5,704   Burlington Coat Factory
             Warehouse Corp........................        117,902

--------------------------------------------------------------------------------

30    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-----------------------------------------------------------------
            RETAIL - Continued
   12,431   Casey's General Stores, Inc................. $150,788
    7,009   Cash America International, Inc.............   63,291
    4,566 + Central Garden & Pet Co. /(1)/..............   87,256
   13,511   Claire's Stores, Inc........................  350,746
    1,517 + Coldwater Creek, Inc. /(1)/.................   24,204
    3,116 + Cole National Corp., Class A................   33,964
    7,280 + Compucom Systems, Inc.......................   47,538
    6,163 + Cost Plus, Inc..............................  201,530
    5,656 + Daisytek International Corp.................   47,386
    1,341   Deb Shops, Inc..............................   27,692
    3,528 + Department 56, Inc..........................   43,289
    3,701 + Dress Barn, Inc.............................   51,222
    8,312 + Drugstore.Com, Inc..........................   17,123
    6,922 + Duane Reade, Inc. /(1)/.....................  131,449
    4,139 + Factory 2-U Stores, Inc.....................   13,700
    5,315 + FAO, Inc....................................   12,225
    6,003 + Finish Line, Inc., Class A..................   63,872
    1,698 + Finlay Enterprises, Inc.....................   21,734
   14,780   Fleming Cos., Inc. /(1)/....................  110,850
    6,413 + Fossil, Inc. /(1)/..........................  130,184
    6,909   Fred's, Inc., Class A.......................  171,896
    5,299   Friedman's, Inc., Class A...................   46,631
    3,316 + Galyans Trading Co., Inc. /(1)/.............   44,799
    2,012 + Gart Spotrs Co..............................   53,014
    5,334 + Great Atlantic & Pacific Tea Co., Inc. /(1)/   40,645
    4,350 + Guitar Center, Inc. /(1)/...................   86,826
    5,412   Hancock Fabrics, Inc........................   80,531
    2,231 + Hibbett Sporting Goods, Inc.................   55,730
   24,708 + Homestore Common, Inc.......................   33,109
    5,723 + Imagistics International, Inc...............  111,885
    3,182   Ingles Markets, Inc., Class A...............   37,198
   13,090 + Insight Enterprises, Inc....................  131,162
    4,571 + Jo-Ann Stores, Inc. /(1)/...................  111,395
  159,238 + Kmart Corp. /(1)/...........................  108,282
   11,562 + Linens 'N Things, Inc.......................  287,547
    9,844   Longs Drug Stores Corp......................  199,341
    2,334 + MarineMax, Inc..............................   29,175
    9,824 + Men's Wearhouse, Inc........................  186,852
      647 + Mothers Work, Inc...........................   24,909
    2,966   Movado Group, Inc...........................   52,795
    5,517 + Movie Gallery, Inc..........................   94,672
    5,898   Myers Industries, Inc.......................   66,058
    3,511   Nash Finch Co...............................   29,636

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            RETAIL - Continued
   14,124   Nu Skin Enterprises, Inc., Class A..... $      163,132
   36,787 + OfficeMax, Inc.........................        219,251
      960 + Overstock.com, Inc. /(1)/..............         12,883
   16,299 + Overture Services, Inc.................        447,913
    2,720 + Parkervision, Inc. /(1)/...............         32,042
    9,603 + Pathmark Stores, Inc...................         37,362
    3,406 + Penn Traffic Co. /(1)/.................         24,591
    7,206 + Pozen, Inc. /(1)/......................         37,457
   40,420 + Priceline.com, Inc. /(1)/..............         70,735
    1,214 + Pricesmart, Inc. /(1)/.................         29,148
    2,521 + Progenics Pharmaceuticals, Inc.........         18,908
    5,700 + Restoration Hardware, Inc. /(1)/.......         45,600
    2,686 + Rex Stores Corp........................         34,461
    8,385 + Rigel Pharmaceuticals, Inc.............         12,661
   10,009   Ruddick Corp...........................        144,530
    4,724 + School Specialty, Inc. /(1)/...........         93,016
    2,255 + Sharper Image Corp. /(1)/..............         42,371
    9,178 + ShopKo Stores, Inc. /(1)/..............        130,786
    3,771 + Smart & Final, Inc.....................         19,873
   10,454 + Sports Auth., Inc......................         88,964
   11,195 + Stamps.com, Inc........................         49,258
    6,979 + Stein Mart, Inc........................         44,875
    6,218   Sturm, Ruger & Co., Inc................         66,222
   11,250 + Summit America Television, Inc. /(1)/..         26,662
    5,481 + Syncor International Corp..............        138,724
    4,362 + Tractor Supply Co......................        194,013
    1,665 + Tropical Sportswear International Corp.         15,235
    2,643 + Tuesday Morning Corp...................         52,886
    6,164 + Tweeter Home Entertainment
             Group, Inc. /(1)/.....................         67,804
    3,512 + Ultimate Electronics, Inc. /(1)/.......         67,430
    9,583 + United Stationers, Inc.................        311,831
    2,371 + Urban Outfitters, Inc..................         62,618
    3,522   Weis Markets, Inc......................        115,522
    3,306 + West Marine, Inc.......................         52,896
    3,578 + Whitehall Jewellers, Inc...............         39,716
    4,268 + Wilsons The Leather Experts, Inc.......         30,943
    8,644 + Yankee Candle Co., Inc.................        152,134
                                                    --------------
                                                         7,674,830
                                                    --------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
            SAVINGS & LOAN - 2.26%
    7,444   American Financial Holdings, Inc.... $     219,002
    6,730   Anchor BanCorp Wisconsin, Inc.......       136,283
    3,550   Bank Mutual Corp....................        83,425
   13,299   BankAtlantic Bancorp, Inc., Class A.       124,612
    6,814 + Bankunited Financial Corp...........       106,639
    1,996   Berkshire Hills Bancorp, Inc........        46,507
    1,252   BostonFed Bancorp, Inc..............        36,934
   18,733   Brookline Bancorp, Inc..............       212,620
    3,834   CFS Bancorp, Inc....................        55,593
    1,262   Charter Financial Corp..............        36,724
    2,891   Citizens First Bancorp, Inc.........        60,480
    1,359   Coastal Bancorp, Inc................        42,129
    2,654   Coastal Financial Corp..............        36,041
    3,590   Connecticut Bancshares, Inc.........       141,051
    7,125   Dime Community Bancshares...........       145,991
    5,046   Fidelity Bankshares, Inc............        95,268
    1,696   First Defiance Financial Corp.......        33,072
    2,131   First Essex Bancorp, Inc............        74,905
    5,496   First Federal Capital Corp..........       104,974
    4,296   First Financial Holdings, Inc.......       112,856
    3,711   First Indiana Corp..................        77,931
    2,982   First Niagara Financial Group, Inc..        90,951
    4,082   First Place Financial Corp..........        69,312
    7,912   First Sentinel Bancorp, Inc.........       115,753
    2,323   Firstfed America Bancorp, Inc. /(1)/        58,307
    5,510 + FirstFed Financial Corp.............       150,148
    4,306   Flagstar Bancorp, Inc. /(1)/........        78,585
    3,180   Flushing Financial Corp.............        54,791
    6,807   Harbor Florida Bancshares, Inc......       146,691
    1,873 + Hawthorne Financial Corp. /(1)/.....        54,205
    4,866   Hudson River Bancorp, Inc...........       129,192
    1,472 + ITLA Capital Corp...................        50,931
      396   Leeds Federal Bankshares, Inc.......        12,581
    6,070   MAF Bancorp, Inc....................       209,172
    1,219   MASSBANK Corp.......................        37,472
      974   NASB Financial, Inc.................        25,188
    3,461   Northwest Bancorp, Inc..............        52,746
    3,339   OceanFirst Financial Corp...........        73,792
   11,912 + Ocwen Financial Corp................        34,902
    1,529   Parkvale Financial Corp.............        35,396
    2,107   Partners Trust Financial Group, Inc.        32,975
    1,591   PennFed Financial Services, Inc.....        43,991
    3,613   PFF Bancorp, Inc....................       123,745
    1,578   Port Financial Corp.................        69,274
      953   Provident Bancorp, Inc. /(1)/.......        29,819

--------------------------------------------------------------------------------

                                                                             31
November 30, 2002
     SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                               MARKET
OF SHARES                                             VALUE
--------------------------------------------------------------
            SAVINGS & LOAN - Continued
    1,626 + Quaker City Bancorp, Inc............... $   56,991
    7,743   Seacoast Financial Services Corp.......    170,423
    2,310   St. Francis Capital Corp...............     55,440
   17,615   Staten Island Bancorp, Inc.............    346,311
    3,718 + Sterling Financial Corp................     71,274
    2,224   Superior Financial Corp................     40,165
    2,682   Troy Financial Corp. /(1)/.............     74,747
    9,985   United Community Financial Corp........     89,665
    1,171   Warwick Community Bancorp, Inc.........     35,423
   12,108   Waypoint Financial Corp................    223,514
    1,591   Westfield Financial, Inc...............     24,279
    1,550   Willow Grove Bancorp, Inc..............     19,995
    2,510   WSFS Financial Corp....................     82,805
                                                    ----------
                                                     5,053,988
                                                    ----------
            SCHOOLS - 0.58%
    3,230 + Bright Horizons Family Solutions, Inc..     87,856
   12,083 + Corinthian Colleges, Inc...............    471,720
   13,563 + ITT Educational Services, Inc..........    314,662
    3,340 + Learning Tree International, Inc. /(1)/     54,609
    5,134 + Princeton Review, Inc..................     32,601
    2,350   Strayer Education, Inc.................    141,047
   10,115 + Sylvan Learning Systems, Inc...........    183,992
                                                    ----------
                                                     1,286,487
                                                    ----------
            SEMICONDUCTORS - 3.19%
    6,721 + Actel Corp.............................    129,245
    2,992 + ADE Corp...............................     24,834
    1,754 + Advanced Power Technology, Inc.........      8,068
    8,038 + Alliance Semiconductor Corp............     35,046
    9,763 + Anadigics, Inc. /(1)/..................     37,588
    4,732 + Artisan Components, Inc. /(1)/.........     97,006
    5,979 + Astropower, Inc. /(1)/.................     52,017
   11,399 + Asyst Technologies, Inc. /(1)/.........     95,866
    8,647 + ATMI, Inc. /(1)/.......................    207,269
    2,337 + August Technology Corp.................     15,684
   31,267 + Axcelis Technologies, Inc..............    255,451
    5,954 + AXT, Inc...............................     16,016
    7,760 + Caliper Technologies Corp..............     27,160
   13,469 + ChipPAC, Inc., Class A.................     60,893
   23,182 + Cirrus Logic, Inc......................    139,556
    6,609   Cohu, Inc..............................    102,439
   19,328 + Credence Systems Corp..................    209,129

 NUMBER                                                MARKET
OF SHARES                                              VALUE
--------------------------------------------------------------
            SEMICONDUCTORS - Continued
   23,261 + Cree, Inc. /(1)/......................... $550,355
    3,810 + Dupont Photomasks, Inc...................  106,028
    6,755 + Electroglas, Inc. /(1)/..................   17,698
    7,696 + Emcore Corp. /(1)/.......................   24,627
   14,652 + Entegris, Inc............................  155,604
   10,214 + ESS Technology, Inc......................   88,862
   12,469 + Exar Corp................................  175,688
    8,366 + FSI International, Inc...................   37,898
    9,750 + Genesis Microchip, Inc. /(1)/............  194,025
   38,147 + Globespan Virata, Inc....................  165,176
    8,338   Helix Technology Corp....................  118,233
    8,545 + Integrated Silicon Solution, Inc.........   49,646
    3,955 + IXYS Corp. /(1)/.........................   28,357
   22,147 + Kopin Corp...............................  116,936
   15,745 + Kulicke & Soffa Industries, Inc. /(1)/...   92,108
   27,252 + Lattice Semiconductor Corp...............  272,520
   14,553 + LTX Corp.................................  134,179
    6,685 + Mattson Technology, Inc. /(1)/...........   23,397
    6,481 + MEMC Electronic Materials, Inc...........   59,107
    9,222 + Microsemi Corp...........................   58,560
    5,718 + Monolithic Systems Technology, Inc. /(1)/   84,798
   12,664 + Mykrolis Corp............................  105,238
    2,300 + Nanometrics, Inc. /(1)/..................   13,407
    6,330 + Omnivision Technologies, Inc. /(1)/......  113,237
    8,908 + ON Semiconductor Corp....................   19,509
    2,877 + ParthusCeva, Inc.........................   20,168
    6,278 + Pericom Semiconductor Corp...............   60,583
    8,425 + Photronics, Inc. /(1)/...................  133,283
    5,423 + PLX Technology, Inc......................   28,471
    8,040 + Power Integrations, Inc. /(1)/...........  164,418
   26,665 + Rambus, Inc. /(1)/.......................  245,585
    2,939 + Rudolph Technologies, Inc. /(1)/.........   58,222
    5,126 + Semitool, Inc............................   35,574
    1,868 + Siliconix, Inc...........................   55,498
   43,134 + Skyworks Solutions, Inc. /(1)/...........  519,765
    8,589 + SpeedFam-IPEC, Inc. /(1)/................   56,344
    3,311 + Supertex, Inc............................   43,573
    7,885 + Therma-Wave, Inc.........................   11,433
    6,869 + Three-Five Systems, Inc. /(1)/...........   48,770
   34,701 + Transmeta Corp...........................   52,745
    3,289 + Trikon Technologies, Inc.................   21,017
   41,983 + Triquint Semiconductor, Inc..............  257,776
    7,215 + Ultratech Stepper, Inc...................   82,756

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            SEMICONDUCTORS - Continued
    9,791 + Varian Semiconductor Equipment
             Associates, Inc.................... $  304,872
    8,071 + Veeco Instruments, Inc..............    112,590
   64,159 + Vitesse Semiconductor Corp. /(1)/...    213,072
    5,592 + White Electronic Designs Corp.......     54,354
    6,668 + Xicor, Inc. /(1)/...................     28,806
    8,618 + Zoran Corp..........................    185,546
                                                 ----------
                                                  7,113,681
                                                 ----------
            TELECOMMUNICATIONS - 2.04%
    8,539 + Acterna Corp........................      2,220
    6,463 + Adtran, Inc.........................    214,572
   11,535 + Aether Systems, Inc. /(1)/..........     40,142
    7,809 + Airgate PCS, Inc. /(1)/.............     11,167
   23,539 + Alamosa PCS Holdings, Inc...........     21,656
    1,981 + Alaska Communications Systems
             Holdings, Inc......................      3,605
   32,954 + Allegiance Telecom, Inc. /(1)/......     49,431
    8,774 + Allen Telecom, Inc. /(1)/...........     83,792
   51,598 + American Tower Corp., Class A /(1)/.    204,328
    7,177 + Anaren Microwave, Inc. /(1)/........     83,540
   20,899 + Arris Group, Inc....................     69,594
   16,772 + Aspect Communications Corp..........     50,651
    5,348 + Audiovox Corp., Class A.............     57,705
   18,691 + Avanex Corp.........................     30,934
    4,099 + Boston Communications Group, Inc....     55,623
    3,194 + Centennial Communications Corp.,
             Class A /(1)/......................      9,550
    2,330 + ClearOne Communications, Inc. /(1)/.     11,207
   65,343 + Crown Castle International Corp.....    258,758
    5,366   CT Communications, Inc..............     64,821
    6,765 + Dobson Communications Corp., Class A     10,148
    4,397 + Endocardial Solutions, Inc. /(1)/...     18,687
   42,492 + Finisar Corp. /(1)/.................     64,588
   27,482 + Foundry Networks, Inc...............    274,820
   13,210 + General Communication, Inc..........     76,486
    3,783 + Golden Telecom, Inc. /(1)/..........     59,696
    4,468   Hickory Tech Corp...................     44,367
    3,748 + Inet Technologies, Inc..............     18,628
   20,039 + Infonet Services Corp...............     47,893
    4,862 + Intrado, Inc. /(1)/.................     59,025
    6,862 + Ixia................................     28,134

--------------------------------------------------------------------------------

32    SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
    9,024 + Lightbridge, Inc........................ $   63,439
    6,417 + MasTec, Inc.............................     25,732
    5,911 + Metro One Telecommunications, Inc.......     36,057
   28,940 + MRV Communications, Inc.................     51,513
    3,201 + Netro Corp. /(1)/.......................      8,259
    5,287 + Next Level Communications, Inc.,
             Class A /(1)/..........................      5,816
   21,597 + Nextel Partners, Inc., Class A /(1)/....    142,540
    4,792   North Pittsburgh Systems, Inc...........     62,775
   12,064 + Plantronics, Inc. /(1)/.................    216,670
   20,899 + Powerwave Technologies, Inc.............    137,515
   15,388 + Price Communications Corp...............    220,048
   38,065 + Proxim Corp., Class A...................     51,768
   15,079 + PTEK Holdings, Inc......................     65,111
   18,868 + RCN Corp. /(1)/.........................     13,019
   14,379 + Remec, Inc..............................     70,889
    3,732 + RMH Teleservices, Inc. /(1)/............     43,105
    1,043   Shenandoah Telecommunications Co........     49,501
   10,023 + Somera Communications, Inc. /(1)/.......     30,069
   57,760 + Sonus Networks, Inc.....................     83,174
    5,359 + Spectralink Corp........................     44,319
    3,664 + Spectrian Corp. /(1)/...................     18,210
   26,333 + Stratex Networks, Inc...................    106,385
    2,325 + Stratos Lightwave, Inc. /(1)/...........     16,763
    4,242   SureWest Communications /(1)/...........    173,880
   50,800 + Sycamore Networks, Inc..................    157,480
    7,331 + Talk America Holdings, Inc. /(1)/.......     57,988
   14,823 + Tekelec.................................    151,046
   24,916 + Tellium, Inc............................     17,690
   20,769 + Terayon Communication Systems /(1)/.....     49,430
   13,606 + Time Warner Telecom, Inc., Class A /(1)/     37,008
    4,060 + Tollgrade Communications, Inc...........     54,607
   33,138 + Touch America Holdings, Inc.............     13,918
    6,213 + Triton PCS Holdings, Inc................     27,462
   18,737 + UbiquiTel, Inc..........................     11,430
   28,429 + US Unwired, Inc., Class A /(1)/.........     24,108
    5,888 + ViaSat, Inc.............................     70,067
   17,031 + Western Wireless Corp., Class A /(1)/...    112,916
   37,800   WorldCom, Inc.- MCI Group /(1)/.........     13,154
                                                     ----------
                                                      4,560,629
                                                     ----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            TEXTILE - PRODUCTS - 0.22%
    2,758   Angelica Corp........................... $   62,331
    1,929 + Culp, Inc...............................     17,168
    6,235   G&K Services, Inc., Class A.............    212,613
    3,282 + Keystone Automotive Industries, Inc.....     51,823
    3,739 + Quaker Fabric Corp......................     26,173
   10,175   Wellman, Inc............................    122,100
   11,132 + WestPoint Stevens, Inc., Class A /(1)/..      8,906
                                                     ----------
                                                        501,114
                                                     ----------
            THERAPEUTICS - 1.13%
   24,952 + Abgenix, Inc. /(1)/.....................    231,305
   19,573 + Amylin Pharmaceuticals, Inc. /(1)/......    337,634
   11,574 + BioMarin Pharmaceutical, Inc. /(1)/.....     97,569
    8,229 + CV Therapeutics, Inc. /(1)/.............    190,995
    9,345 + Esperion Therapeutics, Inc..............     63,453
    7,717 + Guliford Pharmaceuticals, Inc...........     38,354
   16,332 + ImClone Systems, Inc. /(1)/.............    224,238
   14,901 + Isis Pharmaceuticals, Inc. /(1)/........    128,596
    7,584 + Medicines Co. /(1)/.....................    127,260
    8,238 + NPS Pharmaceuticals, Inc. /(1)/.........    243,515
    4,396 + Onyx Pharmaceuticals,Inc................     30,245
   14,784 + Scios, Inc. /(1)/.......................    485,507
    4,226 + Trimeris, Inc. /(1)/....................    203,059
   12,220 + Tularik, Inc. /(1)/.....................    117,190
                                                     ----------
                                                      2,518,920
                                                     ----------
            TOBACCO - 0.23%
   13,165   Dimon, Inc..............................     80,306
    3,583   Standard Commercial Corp................     59,191
    8,374   Universal Corp..........................    296,440
    6,823   Vector Group, Ltd. /(1)/................     77,714
                                                     ----------
                                                        513,651
                                                     ----------
            UTILITIES - COMMUNICATION - 0.17%
   61,169 + Broadwing, Inc..........................    247,123
    3,469 + Commonwealth Telephone Enterprises, Inc.    133,071
                                                     ----------
                                                        380,194
                                                     ----------
            UTILITIES - ELECTRIC - 1.44%
    8,567   Black Hills Corp........................    221,286
    3,723   Central Vermont Public Service Corp.....     67,572
    5,228   CH Energy Group, Inc....................    250,944
   12,963   Cleco Corp..............................    176,038

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
   22,845   DQE, Inc............................. $    335,821
   14,957 + El Paso Electric Co..................      153,309
    7,110   Empire District Electric Co..........      129,829
    7,906 + Headwaters, Inc......................      126,654
    5,179   MGE Energy, Inc......................      139,367
    7,923   Otter Tail Corp......................      221,844
    5,308 + Plug Power, Inc. /(1)/...............       37,209
   11,585   PNM Resources, Inc...................      273,406
   32,621   Sierra Pacific Resources /(1)/.......      226,390
    3,826   UIL Holdings Corp. /(1)/.............      127,941
    9,109   UniSource Energy Corp................      151,665
   17,870   Weststar Energy, Inc.................      206,041
   10,022   WPS Resources Corp. /(1)/............      369,611
                                                  ------------
                                                     3,214,927
                                                  ------------
            UTILITIES - GAS, DISTRIBUTION - 0.97%
   17,862   AGL Resources, Inc...................      430,653
    1,342   EnergySouth, Inc.....................       37,509
    8,122   Northwest Natural Gas Co.............      207,923
    8,756   Northwestern Corp. /(1)/.............       70,398
    5,034   NUI Corp.............................       75,812
    9,830   Piedmont Natural Gas Co., Inc........      337,267
    5,885   SEMCO Energy, Inc. /(1)/.............       40,548
    3,827   South Jersey Industries, Inc.........      124,760
   12,949 + Southern Union Co....................      193,847
   10,502   Southwest Gas Corp...................      233,144
   15,519   WGL Holdings, Inc....................      358,644
    2,824   World Fuel Services Corp.............       56,904
                                                  ------------
                                                     2,167,409
                                                  ------------
            UTILITIES - MISCELLANEOUS - 0.06%
    5,297 + Casella Waste Systems, Inc., Class A.       38,350
    8,578   Walter Industries, Inc...............       89,640
                                                  ------------
                                                       127,990
                                                  ------------
            WATER SERVICES - 0.20%
    4,834   American States Water Co.............      115,533
    4,499   California Water Service Group.......      115,174
    2,445   Connecticut Water Service, Inc.......       66,015
    2,444   Middlesex Water Co...................       54,621
      653   SJW Corp.............................       51,515
    2,960   Southwest Water Co. /(1)/............       41,203
                                                  ------------
                                                       444,061
                                                  ------------
            TOTAL COMMON STOCK
            (Cost $249,643,486)..................  201,795,013
                                                  ------------

--------------------------------------------------------------------------------

                                                                             33
November 30, 2002
     SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


  NUMBER                                             MARKET
 OF SHARES                                           VALUE
--------------------------------------------------------------
            PREFERRED STOCK - 0.00%
            REAL ESTATE INVESTMENT TRUSTS - 0.00%
        778 Prime Retail, Inc. 8.50% /(1)/
            (Cost $29,954)........................ $     3,229
                                                   -----------
            WARRANTS - 0.00% +
            FINANCE COMPANIES - 0.00%
        255 Imperial Credit Industries, Inc /(2)/.           0
                                                   -----------
            INFORMATION PROCESSING
            SOFTWARE - 0.00%
        491 Microstrategy, Inc....................          15
                                                   -----------
            OIL & GAS - 0.00%
          1 Magnum Hunter Resources, Inc..........           0
                                                   -----------
            UTILITIES - COMMUNICATION - 0.00%
        698 Focal Communications Corp. /(1)(2)/...           0
                                                   -----------
            TOTAL WARRANTS
            (Cost $0).............................          15
                                                   -----------
    PAR
   VALUE
------------
            CORPORATE BONDS - 0.00%
            INFORMATION PROCESSING -
            SOFTWARE - 0.00%
$    20,800 Microstrategy, Inc.
            7.50% due 6/24/07.....................       5,200
                                                   -----------
            TOTAL CORPORATE BONDS
            (Cost $0).............................       5,200
                                                   -----------
            SHORT-TERM INVESTMENTS - 27.61%
            COLLECTIVE INVESTMENT POOL - 18.10%
 40,397,815 Securities Lending Quality Trust /(3)/  40,397,815
                                                   -----------
            COMMERCIAL PAPER - 6.72%
  5,000,000 UBS Finance, Inc., Yrs. 3 & 4:
              1.36% due 12/2/02 @.................   4,999,811
  5,000,000 Merril Lynch & Co., Inc.:
              1.35% due 12/2/02 @.................   4,999,813
  5,000,000 Inter-American Development Bank:
              1.25% due 12/20/02 @................   4,996,701
                                                   -----------
                                                    14,996,325
                                                   -----------

   PAR                                                       MARKET
  VALUE                                                      VALUE
-----------------------------------------------------------------------
           REPURCHASE AGREEMENT - 2.24%
$5,000,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.22%, dated
            11/29/02, to be repurchased 12/2/02
            in the amount of $5,000,508 and
            collateralized by Federal Home Loan
            Bank, bearing interest at 2.46%, due
            10/8/04 and having an approximate
            value of $5,152,000 @........................ $   5,000,000
                                                          -------------
           U.S. TREASURY BILLS - 0.55%
   980,000   1.48% due 12/26/02 @........................       978,993
    25,000   1.41% due 12/26/02 @........................        24,975
    35,000   1.19% due 1/2/03 @..........................        34,963
    25,000   1.18% due 1/2/03 @..........................        24,974
    80,000   1.17% due 1/2/03 @..........................        79,917
    25,000   1.17% due 1/23/03 @.........................        24,957
    60,000   1.165% due 1/16/03 @........................        59,910
                                                          -------------
                                                              1,228,689
                                                          -------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $61,622,829)............................    61,622,829
                                                          -------------
           TOTAL INVESTMENTS
           (Cost $311,296,269) - 118.00%.................   263,426,286
                                                          -------------
           Other assets and liabilities,
            net - (18.00)%...............................  (40,188,758)
                                                          -------------
           NET ASSETS - 100%............................. $ 223,237,528
                                                          -------------
           + Non-income producing
           @ The security or a portion thereof
             represents collateral for open futures
             contracts.
       /(1)/ The security or a portion thereof is out
             on loan (see Note 2).
       /(2)/ Fair valued security (see Note 2).
       /(3)/ The security is purchased with the cash
             collateral received from securities
             loaned.

                                                    UNREALIZED
CONTRACTS                                          APPRECIATION
---------------------------------------------------------------
                FUTURE CONTRACTS PURCHASED
                (Delivery month/Value at 11/30/02)
   103 /(4)/      Russell 2000 Index
                  (December 2002/$406)............  $1,469,981
                                                    ----------

/(4)/ Per 500

--------------------------------------------------------------------------------

34
                     NASDAQ-100(R) INDEX FUND (Unaudited)
                                                              November 30, 2002


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year   Since Inception*
                       ------------------------------------
                       (7.94%)  (30.44%)      (41.48%)
                       ------------------------------------

*Inception date of Fund: October 2, 2000



                 [CHART]

               Growth of $10,000 Investment

             Nasdaq 100/R/       Nasdaq 100/R/
                 Fund               Index
             -------------       -------------
10/01/00      $10,000.00         $10,000.00
10/31/00        9,230.00           9,192.75
   12/00        6,631.50           6,558.76
    3/01        4,455.66           4,407.15
    6/01        5,179.12           5,127.45
    9/01        3,305.82           3,273.79
   12/01        4,477.89           4,419.50
    3/02        4,097.22           4,072.23
    6/02        2,955.21           2,947.55
    9/02        2,334.11           2,334.51
11/30/02        3,135.52           3,130.30

For the six months ended November 30, 2002, the Nasdaq-100(R) Index Fund returned -7.94% compared to -7.59% for the Nasdaq-100(R) Index.

The Nasdaq-100(R) Index represents the largest and most active non-financial domestic and international securities listed on the Nasdaq Stock Market, based on market value (capitalization).

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                  1. Microsoft Corp..................... 11.92%
                  2. Intel Corp.........................  5.43%
                  3. Cisco Systems, Inc.................  4.34%
                  4. QUALCOMM, Inc......................  4.30%
                  5. Amgen, Inc.........................  3.13%
                  6. Oracle Corp........................  3.04%
                  7. Dell Computer Corp.................  3.04%
                  8. Comcast Corp., Class A.............  2.51%
                  9. Maxim Integrated Products, Inc.....  2.12%
                 10. Nextel Communications, Inc. Class A  1.81%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The management of an index fund is objective, not subjective. It is our goal to minimize the tracking error between our fund and the Nasdaq- 100(R). In order to do this, we utilize software which helps us create and maintain the optimal combination of securities to track the benchmark index. In addition, we use index derivatives (futures) to manage cash flow and keep the Fund as close to 100% invested as possible.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Our investment decisions are dictated by index provider's decisions to add, delete, or change the weighting of an index component. While we do have the discretion to delay or omit implementation of a change, this would introduce possible tracking error risk which we are not willing to bear, and, therefore, we attempt to implement all index changes coincident with the index.

What is your investment outlook for the coming year?
As an index fund manager, my objective is to track the underlying index whether it be up, down, or flat. My "investment decisions" are not predicated by my near- or long-term outlook for the market. That said, it is our opinion that we will see some volatility as the market, and the economy, seek to recover. It would be natural to think that, since the Nasdaq-100(R) index was the biggest loser in the recent bear market, it would have the most to gain back. However, the index will not rise back to its previous, highly inflated valuations, although we do expect it to do slightly better than the broad market.

--------------------------------------------------------------------------------

                                                                             35
November 30, 2002
        NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)



 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            COMMON STOCK - 92.42%
            ADVERTISING - 0.19%
    4,390 + TMP Worldwide, Inc...................... $   63,962
                                                     ----------
            BROADCASTING - 2.51%
   35,190 + Comcast Corp., Class A..................    824,854
                                                     ----------
            CHEMICAL - 0.55%
    1,830 + Invitrogen Corp.........................     51,167
    2,580   Sigma-Aldrich Corp......................    129,645
                                                     ----------
                                                        180,812
                                                     ----------
            COMMERCIAL SERVICES - 1.15%
    7,480   Cintas Corp.............................    377,516
                                                     ----------
            DRUGS - 6.63%
   21,830 + Amgen, Inc. @...........................  1,030,376
    2,550 + Andrx Corp..............................     36,975
    1,850 + Cephalon, Inc...........................    101,380
    9,680 + Chiron Corp. /(1)/......................    389,136
    2,200 + ICOS Corp. /(1)/........................     69,828
    9,830 + MedImmune, Inc..........................    259,315
    3,110 + Sepracor, Inc...........................     29,732
    3,330   Teva Pharmaceutical Industries, Ltd. ADR    263,270
                                                     ----------
                                                      2,180,012
                                                     ----------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 2.58%
    7,110 + Comverse Technology, Inc................     86,173
   20,540 + Flextronics International, Ltd..........    226,146
   52,530 + JDS Uniphase Corp. /(1)/................    179,127
    3,580   Molex, Inc..............................    100,419
    6,030 + NVIDIA Corp. /(1)/......................    103,294
    6,760 + PMC-Sierra, Inc. /(1)/..................     55,094
   20,520 + Sanmina-SCI Corp........................     98,496
                                                     ----------
                                                        848,749
                                                     ----------
            FINANCIAL SERVICES - 1.16%
   13,070   Paychex, Inc............................    381,644
                                                     ----------
            HEALTHCARE - 0.37%
    3,760 + Lincare Holdings, Inc...................    123,027
                                                     ----------
            HEAVY DUTY TRUCKS/PARTS - 0.71%
    4,760   PACCAR, Inc.............................    233,240
                                                     ----------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
            INFORMATION PROCESSING -
            HARDWARE - 5.12%
   18,340 + Apple Computer, Inc........................ $  284,270
   34,970 + Dell Computer Corp.........................    999,093
   12,890 + Network Appliance, Inc.....................    178,784
   51,740 + Sun Microsystems, Inc......................    222,016
                                                        ----------
                                                         1,684,163
                                                        ----------
            INFORMATION PROCESSING -
            SERVICES - 4.52%
    8,730 + Brocade Communications Systems, Inc........     49,674
    8,790 + Check Point Software Technologies, Ltd.....    149,870
    8,350 + eBay, Inc..................................    575,732
    8,810 + Fiserv, Inc................................    298,835
    2,580 + Synopsys, Inc..............................    134,108
    8,180 + VeriSign, Inc..............................     85,972
   10,580 + Yahoo!, Inc................................    193,297
                                                        ----------
                                                         1,487,488
                                                        ----------
            INFORMATION PROCESSING -
            SOFTWARE - 21.92%
    8,620   Adobe Systems, Inc.........................    254,549
   13,790 + BEA Systems, Inc...........................    152,228
    7,620 + Citrix Systems, Inc........................     89,535
    8,500 + Compuware Corp.............................     46,410
   16,990 + i2 Technologies, Inc. /(1)/................     30,072
    9,770 + Intuit, Inc................................    526,994
    3,280 + Mercury Interactive Corp...................    109,814
   67,830 + Microsoft Corp.............................  3,921,931
   82,240 + Oracle Corp................................    999,216
   16,160 + PeopleSoft, Inc............................    317,382
    7,400 + Rational Software Corp.....................     68,450
   20,510 + Siebel Systems, Inc. /(1)/.................    174,540
    5,470 + Symantec Corp..............................    239,203
   15,370 + Veritas Software Corp......................    279,427
                                                        ----------
                                                         7,209,751
                                                        ----------
            LEISURE AND TOURISM - 3.79%
   11,210 + Charter Communications, Inc., Class A /(1)/     22,868
    5,140 + Electronic Arts, Inc.......................    348,801
   19,780 + Starbucks Corp.............................    430,017
   16,050 + USA Interactive /(1)/......................    446,190
                                                        ----------
                                                         1,247,876
                                                        ----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            MEDICAL - BIOMEDICAL/GENE - 2.09%
    6,690 + Biogen, Inc......................... $  295,364
    4,690 + Human Genome Sciences, Inc..........     49,995
    6,080 + IDEC Pharmaceuticals Corp...........    200,032
   11,430 + Millennium Pharmaceuticals, Inc.....    114,414
    3,140 + Protein Design Labx, Inc............     28,668
                                                 ----------
                                                    688,473
                                                 ----------
            MEDICAL TECHNOLOGY - 2.20%
   12,990   Biomet, Inc.........................    357,225
    4,480 + Cytyc Corp..........................     44,800
    9,840 + Genzyme Corp., General Division.....    322,752
                                                 ----------
                                                    724,777
                                                 ----------
            MULTIMEDIA - 0.18%
   15,930 + Gemstar-TV Guide International, Inc.     59,578
                                                 ----------
            PAPER/FOREST PRODUCTS - 0.39%
    8,790 + Smurfit-Stone Container Corp........    128,158
                                                 ----------
            RETAIL - 4.97%
    9,260 + Amazon.Com, Inc. /(1)/..............    216,221
   14,390 + Bed Bath & Beyond, Inc..............    499,189
    3,210 + CDW Computer Centers, Inc...........    163,614
    8,780 + Costco Wholesale Corp...............    283,594
    4,020 + Dollar Tree Stores, Inc.............    117,987
    2,580 + Express Scripts, Inc., Class A......    130,548
   11,550 + Staples, Inc........................    222,915
                                                 ----------
                                                  1,634,068
                                                 ----------
            SCHOOLS - 0.81%
    6,430 + Apollo Group, Inc., Class A.........    265,237
                                                 ----------
            SEMICONDUCTORS -16.54%
   19,680 + Altera Corp.........................    285,950
   31,230 + Applied Materials, Inc..............    532,472
   12,800 + Applied Micro Circuits Corp.........     58,368
   12,830 + Atmel Corp. /(1)/...................     45,033
    6,720 + Broadcom Corp., Class A /(1)/.......    131,376
   10,690 + Conexant Systems, Inc. /(1)/........     24,384
    3,600 + Integrated Device Technology, Inc...     38,700
   85,510   Intel Corp..........................  1,785,449
    8,400 + KLA-Tencor Corp.....................    371,028
   15,540   Linear Technology Corp..............    516,394
   16,580   Maxim Integrated Products, Inc......    697,852
    6,150   Microchip Technology, Inc...........    176,874
    5,360 + Novellus Systems, Inc...............    194,514

--------------------------------------------------------------------------------

36
  NASDAQ-100(R) INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002



 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
            SEMICONDUCTORS - Continued
    3,490 + QLogic Corp. /(1)/....................... $   151,606
    7,980 + Vitesse Semiconductor Corp. /(1)/........      26,502
   16,410 + Xilinx, Inc..............................     404,342
                                                      -----------
                                                        5,440,844
                                                      -----------
            TELECOMMUNICATIONS - 12.99%
   36,430 + ADC Telecommunications, Inc..............      79,053
   18,780 + Ciena Corp. /(1)/........................     124,887
   95,770 + Cisco Systems, Inc.......................   1,428,888
    9,160 + EchoStar Communications Corp., Class A...     186,956
    8,920 + Juniper Networks, Inc. /(1)/.............      86,881
   43,410 + Nextel Communications, Inc. Class A /(1)/     596,887
    7,400 + PanAmSat Corp............................     142,450
   34,340 + QUALCOMM, Inc............................   1,415,495
    7,030 + RF Micro Devices, Inc. /(1)/.............      85,696
    5,058 + Telefonaktiebolaget LM Ericsson..........      49,720
    8,590 + Tellabs, Inc.............................      76,193
                                                      -----------
                                                        4,273,106
                                                      -----------
            THERAPEUTICS - 1.05%
    3,040 + Abgenix, Inc. /(1)/......................      28,181
    7,070 + Gilead Sciences, Inc.....................     279,124
    2,760 + ImClone Systems, Inc. /(1)/..............      37,895
                                                      -----------
                                                          345,200
                                                      -----------
            TOTAL COMMON STOCK
            (Cost $43,616,245).......................  30,402,535
                                                      -----------

   PAR                                                       MARKET
  VALUE                                                      VALUE
----------------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 14.98%
           COLLECTIVE INVESTMENT POOL - 6.72%
$2,209,102 Securities Lending Quality Trust /(2)/........ $  2,209,102
                                                          ------------
           REPURCHASE AGREEMENT - 6.82%
 2,245,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.22%, dated
            11/29/02, to be repurchased 12/2/02 in
            the amount of $2,245,228 and
            collateralized by Federal Home Loan
            Bank, bearing interest at 2.46%, due
            10/8/04 and having an approximate
            value of $2,294,250 @........................    2,245,000
                                                          ------------
           U.S. TREASURY BILLS - 1.44%
           United States Treasury Bills:
   425,000   1.48% due 12/26/02 @........................      424,563
    50,000   1.18% due 12/26/02 @........................       49,959
                                                          ------------
                                                               474,522
                                                          ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $4,928,624).............................    4,928,624
                                                          ------------
           TOTAL INVESTMENTS
           (Cost $48,544,869) - 107.40%..................   35,331,159
                                                          ------------
           Other assets and liabilities,
            net - (7.40)%................................  (2,433,786)
                                                          ------------
           NET ASSETS - 100%............................. $ 32,897,373
                                                          ------------
           + Non-income producing
           @ The security or a portion thereof
             represents collateral for open futures
             contracts.
       /(1)/ The security or a portion thereof is out
             on loan (see Note 2).
       /(2)/ The security is purchased with the cash
             collateral received from securities
             loaned.

                                                   UNREALIZED
                                                 APPRECIATION/
CONTRACTS                                        (DEPRECIATION)
---------------------------------------------------------------
               FUTURES CONTRACTS PURCHASED
               (Delivery month/Value at 11/30/02
      134/(3)/   NASDAQ 100 E-Mini Index
                 (December 2002/$1,117).........   $ 482,654
        3/(4)/   NASDAQ 100 Index
                 (December 2002/$1,117).........    (24,104)
                                                   ---------
                                                   $ 458,550
                                                   ---------

/(3)/ Per 20
/(4)/ Per 100

--------------------------------------------------------------------------------

                                                                             37
November 30, 2002
                          SMALL CAP FUND (Unaudited)



                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year   Since Inception*
                       ------------------------------------
                       (15.43%) (13.35%)      (14.12%)
                       ------------------------------------

* Inception date of Fund: December 11, 2000



                                    [CHART]


Growth of $10,000 Investment

         Small Cap Fund    Russell 2000(R) Index
         --------------    ---------------------
12/8/00    $10,000.00            $10,000.00
12/29/00     9,590.00             10,106.27
3/30/01      8,120.00              9,273.02
6/29/01      9,460.00             10,798.85
9/28/01      7,430.00              8,553.85
12/31/01     9,110.00             10,357.52
3/28/02      9,210.00             10,770.10
6/28/02      8,230.00              9,870.57
9/30/02      6,660.00              7,758.22
11/29/02     7,400.00              8,721.54
For the six months ended November 30, 2002, the Small Cap Fund returned -15.43% compared to -16.03% for the Russell 2000(R) Index.

The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                 1. Harman International Industries, Inc. 1.65%
                 2. SCP Pool Corp........................ 1.30%
                 3. Ruby Tuesday, Inc.................... 1.29%
                 4. Accredo Health, Inc.................. 1.21%
                 5. Jacobs Engineering Group, Inc........ 1.07%
                 6. National-Oilwell, Inc................ 0.98%
                 7. Scholastic Corp...................... 0.92%
                 8. Alloy, Inc........................... 0.90%
                 9. Iron Mountain, Inc................... 0.87%
                10. Waste Connections, Inc............... 0.82%

MANAGEMENT OVERVIEW
A discussion with Founders Asset Management LLC
(co sub-adviser)

How did you manage the portfolio over the past semi-annual period?
During the past six months, the Fund maintained an underweight exposure to names in the poorly performing technology sector. This sector suffered as investors saw little evidence of a return in capital spending. The Fund had a higher-than-normal cash position and poor performance from several of the portfolio's healthcare-related holdings.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The Fund benefited from strong stock selection among consumer discretionary-related companies. The single biggest positive contributor to performance came from Hotels.com (formerly Hotel Reservation Network). The shares rose more than 50% during the period, as a weak lodging environment allowed the company to aggregate a larger inventory of hotel rooms from its suppliers. The suppliers then used Hotels.com's strong marketing channel to fill these rooms.

Select holdings that comprise our "digital consumer electronics" theme also performed well. Positions in Macrovision Corp., which copy-protects DVDs and other media, and Harman International Industries, Inc., an audio supplier to consumer and automotive OEMs, both boosted Fund performance.

The Fund also benefited from strong stock selection among industrials-related holdings, particularly names in industries that are less economically sensitive, for example, education-related stocks. We used our disciplined valuation parameters to manage the Fund's holding of Corinthian Colleges Inc., improving the Fund's return for the period. FTI Consulting, Inc. was another strong performer in the sector; demand for its financial consulting expertise has been strong, as many large companies undergo significant financial reorganizations.

The Fund carried a higher-than-normal cash position over the period, which also helped dampen the declines seen over the period.

During the six months, the Fund suffered disappointing returns from several healthcare holdings. Specifically, the share prices of healthcare service holdings such as nurse staffing companies were hit with concerns that the historically strong growth for the group was seeing some slowing to a more normalized growth environment. The Fund's holdings in this sector included Medical Staffing Networks and Cross Country (no longer holdings of the Fund) as well as AMN Healthcare Services, Inc. As the year draws to a close, we continue to hold AMN Healthcare Services in the Fund. We feel the valuation is attractive and expect a steady growth environment can lead to continued strong earnings growth for the company.

The Fund also suffered from a few stock-specific disappointments. The share price of First Horizon Pharmaceuticals (no longer a Fund holding) fell sharply after concern over new generic drug competition provoked a downward revision to earnings estimates. The share price of Insight Enterprises, Inc., a PC-products direct marketing company, fell sharply after announcing disappointing results from a recently acquired European division.

What is your investment outlook for the coming year?
After a very long and dramatic cycle of underperformance by growth-related issues, we feel that a new cycle of growth outperformance may have begun. The return to favor of growth-oriented names would also be more typical in an environment of recovering economic growth, which historically has tended to favor small-cap over large-cap--and growth over value--names.

As many technology-oriented stocks have staged impressive rallies, we have seen many companies' share prices surpass what we believe their current fundamentals reflect. Just as many Street analysts and companies were slow to recognize the negative turn in fundamentals in early 2000, we believe many will be slow to recognize and accept the likelihood of improving fundamentals in 2003 and beyond. Our research indicates that many technology-related companies have seen a stabilization in business trends; we believe that increased capital spending in 2003 and beyond has the potential to drive stronger earnings growth.

We are working hard to identify those companies that would have the greatest opportunities in an improving earnings growth environment. We would expect the Fund's exposure to technology to increase from its current low historical level, as company valuations permit. In addition, the Fund holds smaller positions in several tech names at this time; we may opt to increase the Fund's weighting in these names when our bottom-up research valuation and fundamentals warrant such a move.


--------------------------------------------------------------------------------

38
                                                              November 30, 2002
                    SMALL CAP FUND (Unaudited) - CONTINUED


MANAGEMENT OVERVIEW (Continued)

A discussion with T. Rowe Price Associates, Inc.
(co-sub-adviser)

How did you manage the portfolio over the past semi-annual period?
While both small caps and large caps suffered double digit losses, large caps finished ahead. Despite this negative backdrop, the performance of the VALIC Company I Small Cap Fund, although negative, outperformed the Russell 2000 Index for the six-month period ending November 30, 2002.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
On an absolute basis, we added the most value in the telecommunication services, utilities, and consumer staples sectors. Information technology, business services, and consumer discretionary holdings were meaningful detractors from results. Relative to the Russell 2000 Index, the portfolio has been overweighted toward industrials and business services, and underweighted in health care.

On an absolute basis, Chattem, XTO Energy, and CACI International were among the best performers.

    .Chattem: Consumer product company focused on over-the-counter health care products continued to see solid demand from the aging of baby boomers and its appetite suppressant products.

    .XTO Energy: Natural-gas provider that continues to increase its gas productions and has delivered predictable performance.

    .CACI International: Government technology service company continued to benefit from increased spending on defense and intelligence projects for several federal agencies.

Among the worst performing stocks for this period:

    .Great Atlantic & Pacific Tea Company: Retail food chain operator continued to suffer setbacks in its reorganization plan amidst a competitive food retailing environment.

    .Plexus: Provider of electronic manufacturing and design engineering services seen a deceleration in the pace of outsourcing.

    .Kemet: Among the leading tantalum capacitor manufacturers in the world, the company reported lower earnings on weaker end-market demand.
What is your investment outlook for the coming year?
Historically, small-caps rebound smartly from steep declines and great uncertainty such as we experienced in this period. Strong performance among value stocks enabled small-caps to outperform large-caps over the first two years of the bear market. Since May, however, the bear market has proved to be an equal-opportunity wealth destroyer, with small-cap growth and value stocks registering comparable declines. Going forward, small-cap outperformance will depend upon earnings growth, which in turn depends upon a solid economic recovery. We believe that small-caps will lead the market higher after this decline-already one of the longest and deepest on record-is finally over.


--------------------------------------------------------------------------------

                                                                             39
November 30, 2002
             SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            COMMON STOCK - 96.65%
            ADVERTISING - 0.09%
   15,600 + Getty Images, Inc...................... $   465,973
                                                    -----------
            AEROSPACE/DEFENSE - 0.62%
   25,875 + Alliant Techsystems, Inc...............   1,526,625
  122,600 + Armor Holdings, Inc....................   1,755,632
                                                    -----------
                                                      3,282,257
                                                    -----------
            AIRLINES - 0.29%
   73,925 + Atlantic Coast Airlines Holdings, Inc..     792,476
   63,100 + Frontier Airlines, Inc.................     357,777
   55,200 + Midwest Express Holdings, Inc..........     372,600
                                                    -----------
                                                      1,522,853
                                                    -----------
            APPAREL & PRODUCTS - 1.23%
   38,600 + Christopher & Banks Corp...............   1,051,850
   37,950 + Columbia Sportswear Co.................   1,675,834
   97,000 + Genesco, Inc. /(1)/....................   1,999,170
  144,300   Stride Rite Corp.......................   1,212,120
   86,700 + Unifi, Inc.............................     494,190
                                                    -----------
                                                      6,433,164
                                                    -----------
            APPLIANCES/FURNISHINGS - 1.17%
    2,900   Compx International, Inc., Class A.....      24,302
  139,125 + Furniture Brands International, Inc....   3,895,500
  110,400   Herman Miller, Inc.....................   2,201,266
                                                    -----------
                                                      6,121,068
                                                    -----------
            AUTOMOTIVE - 0.65%
  126,300   AO Smith Corp..........................   3,365,895
    1,400 + Strattec Security Corp.................      67,844
                                                    -----------
                                                      3,433,739
                                                    -----------
            BANKS - 2.92%
   11,800   Boston Private Financial Holdings, Inc.     221,250
  100,900   Citizens Banking Corp..................   2,608,265
    3,000   Glacier Bancorp, Inc...................      69,300
   95,900   Provident Bankshares Corp..............   2,135,693
  139,375 + Southwest Bancorp. of Texas, Inc.......   3,972,187
  110,525   Valley National Bancorp /(1)/..........   3,030,596
   80,700   Westamerica Bancorp....................   3,315,963
                                                    -----------
                                                     15,353,254
                                                    -----------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            BROADCASTING - 1.33%
   56,400 + Emmis Communications Corp., Class A.... $ 1,292,688
   19,600 + Entercom Communications Corp...........   1,061,536
  160,700 + Radio One, Inc., Class D /(1)/.........   2,765,647
   97,100 + Sinclair Broadcast Group, Inc., Class A   1,346,777
   35,300 + Young Broadcasting, Inc., Class A /(1)/     518,910
                                                    -----------
                                                      6,985,558
                                                    -----------
            BUILDING MATERIALS - 2.05%
   84,625   Fastenal Co. /(1)/.....................   3,023,651
    4,450   LSI Industries, Inc....................      46,903
  150,000   Mathews International Corp., Class A...   3,420,000
  178,050   RPM International, Inc.................   2,736,629
   37,300 + Simpson Manufacturing Co., Inc.........   1,262,605
   16,200   Watsco, Inc............................     258,390
                                                    -----------
                                                     10,748,178
                                                    -----------
            CHEMICAL - 2.70%
  167,100   Airgas, Inc............................   2,808,951
   99,200   Arch Chemicals, Inc....................   2,021,696
   31,100 + Cabot Microelectronics Corp. /(1)/.....   1,876,885
   31,700   Ferro Corp.............................     754,777
   18,300   MacDermid, Inc.........................     410,103
   76,900   Minerals Technologies, Inc.............   3,318,235
   64,035   Valspar Corp...........................   2,991,715
                                                    -----------
                                                     14,182,362
                                                    -----------
            COMMERCIAL SERVICES - 5.20%
  121,200   Central Parking Corp...................   2,350,068
   42,425 + Crown Cork & Seal Co., Inc. /(1)/......     366,552
   76,400 + Electro Rent Corp......................     930,552
   77,555 + FTI Consulting, Inc. /(1)/.............   3,180,531
  138,250 + Iron Mountain, Inc.....................   4,574,693
   94,475 + Kroll, Inc.............................   1,771,406
   99,850 + Management Network Group, Inc..........     189,715
  100,200 + Maximus, Inc. /(1)/....................   2,800,590
  264,525 + Pacer International, Inc...............   3,399,146
  167,000 + Plexus Corp. /(1)/.....................   2,541,740
   83,575 + Rent-A-Center, Inc.....................   4,152,758
   54,500 + SOURCECORP, Inc........................   1,054,575
                                                    -----------
                                                     27,312,326
                                                    -----------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
            DRUGS - 2.75%
   53,075 + Celgene Corp. /(1)/.................. $ 1,305,645
   64,975 + Cephalon, Inc. /(1)/.................   3,560,630
   55,275 + Charles River Laboratories
             International, Inc. /(1)/...........   2,020,301
   10,800 + Cubist Pharmaceuticals, Inc..........     128,088
   17,500 + Eon Labs, Inc........................     415,800
   20,400 + Incyte Genomics, Inc.................     109,140
   62,630 + Medicis Pharmaceutical Corp., Class A   2,896,638
   11,100 + OSI Pharmaceuticals, Inc. /(1)/......     239,649
  170,299 + Sicor, Inc...........................   2,685,615
   92,500 + Triangle Pharmaceuticals, Inc........     422,725
   28,600 + Versicor, Inc. /(1)/.................     322,894
   17,711 + Vertex Pharmaceuticals, Inc..........     329,070
   19,600 + ViroPharma, Inc. /(1)/...............      31,145
                                                  -----------
                                                   14,467,340
                                                  -----------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 6.85%
   32,800 + American Superconductor Corp. /(1)/..     118,080
   86,075   Ametek, Inc..........................   3,199,408
   33,100   Analogic Corp........................   1,488,176
  104,700 + Artesyn Technologies, Inc............     430,317
  154,800   Belden, Inc..........................   2,600,640
   76,125 + FEI Co...............................   1,419,731
   88,100 + Fisher Scientific International, Inc.   2,639,476
   27,300 + Flir Systems, Inc....................   1,187,550
  138,800   Harman International Industries, Inc.   8,661,120
  165,900 + Kemet Corp...........................   1,803,333
  111,400 + Littelfuse, Inc......................   2,153,362
   13,400 + Magma Design Automation, Inc.........     155,306
  114,300   Methode Electronics, Inc., Class A...   1,137,285
   41,800 + Newport Corp. /(1)/..................     601,878
  175,300 + Paxar Corp...........................   2,476,989
  116,200 + Polycom, Inc.........................   1,325,842
   79,200   Technitrol, Inc......................   1,367,784
   41,700 + Wilson Greatbatch Technologies, Inc..   1,209,300
  106,200   Woodhead Industries, Inc.............   1,308,384
   15,600   Woodward Governor Co.................     665,808
                                                  -----------
                                                   35,949,769
                                                  -----------

--------------------------------------------------------------------------------

40
       SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
            FERTILIZERS - 0.50%
  199,200   IMC Global, Inc.......................... $ 2,599,560
                                                      -----------
            FINANCE COMPANIES - 0.70%
  140,900   Chittenden Corp..........................   3,697,216
                                                      -----------
            FOODS - 0.61%
   22,300 + American Italian Pasta Co., Class A /(1)/     809,490
   53,600 + International Multifoods Corp............   1,070,928
   13,200 + Seneca Foods Corp., Class A..............     176,880
   26,400 + Seneca Foods Corp., Class B..............     370,128
   72,600 + Wild Oats Markets, Inc...................     775,368
                                                      -----------
                                                        3,202,794
                                                      -----------
            FREIGHT - 2.30%
    5,400   CH Robinson Worldwide, Inc...............     165,024
   48,300   Expeditors International of
             Washington, Inc.........................   1,615,635
   58,600 + Forward Air Corp.........................   1,128,050
   23,816 + Heartland Express, Inc...................     519,189
      900 + International Shipholding Corp...........       5,283
   33,200 + JB Hunt Transport Services, Inc..........     913,332
   61,700   Ryder System, Inc........................   1,419,100
   48,340 + SCS Transportation, Inc..................     423,942
  145,181   Werner Enterprises, Inc..................   3,204,145
   91,005 + Yellow Corp..............................   2,704,668
                                                      -----------
                                                       12,098,368
                                                      -----------
            HEALTHCARE - 4.55%
  119,587 + Accredo Health, Inc. /(1)/...............   6,376,857
   82,400 + AmeriPath, Inc...........................   1,391,736
  201,125 + Community Health Systems, Inc............   4,133,119
  109,900   Cooper Cos., Inc. /(1)/..................   3,088,190
   40,600 + Dianon Systems, Inc. /(1)/...............   1,895,208
   57,400 + Edwards Lifesciences Corp................   1,510,768
   18,000 + Epix Medical, Inc........................     166,500
  169,300   Hooper Holmes, Inc.......................     965,010
   23,925 + Patterson Dental Co......................   1,004,850
   78,650 + Province Healthcare Co. /(1)/............   1,013,012
    2,400 + Renal Care Group, Inc....................      75,168
   10,000 + Sola International, Inc..................     117,000
   57,200 + Steris Corp..............................   1,300,156
   50,740 + United Surgical Partners
             International, Inc. /(1)/...............     865,117
                                                      -----------
                                                       23,902,691
                                                      -----------

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
-----------------------------------------------------------------
            HOSPITAL MANAGEMENT - 0.70%
   74,600 + Lifepoint Hospitals, Inc.................. $2,355,868
   14,600 + Orthodontic Centers of America, Inc. /(1)/    188,486
   77,175 + Select Medical Corp.......................  1,112,092
                                                       ----------
                                                        3,656,446
                                                       ----------
            HOSPITAL SUPPLIES - 0.53%
   65,900 + Henry Schein, Inc.........................  2,804,704
                                                       ----------
            HOUSEHOLD PRODUCTS - 0.88%
   10,700 + Chattem, Inc. /(1)/.......................    445,762
   51,500 + Playtex Products, Inc.....................    549,505
   74,200 + Scotts Co., Class A.......................  3,638,026
                                                       ----------
                                                        4,633,293
                                                       ----------
            HUMAN RESOURCES - 1.37%
  200,200 + AMN Healthcare Services, Inc. /(1)/.......  3,619,616
   16,500 + Cross Country, Inc. /(1)/.................    277,200
  189,900 + MPS Group, Inc............................  1,139,400
   85,400 + Resources Connection, Inc.................  1,572,299
   85,600 + Spherion Corp.............................    591,496
                                                       ----------
                                                        7,200,011
                                                       ----------
            INFORMATION PROCESSING -
            HARDWARE - 1.01%
  109,350 + Electronics Boutique Holdings Corp. /(1)/.  3,345,016
   27,200 + Synaptics, Inc. /(1)/.....................    220,048
   56,425 + Tech Data Corp............................  1,731,119
                                                       ----------
                                                        5,296,183
                                                       ----------
            INFORMATION PROCESSING -
            SERVICES - 4.44%
  238,875 + Aeroflex, Inc.............................  1,858,448
   46,200 + Analysts International Corp...............    100,254
   60,800 + BISYS Group, Inc..........................  1,233,024
   61,300 + Black Box Corp. /(1)/.....................  3,061,935
   62,000 + CACI International, Inc., Class A.........  2,362,200
   77,700 + Digital Impact, Inc.......................    155,400
   67,800   Factset Research Systems, Inc. /(1)/......  2,095,020
    4,100 + FileNET Corp..............................     56,375
  186,200   Jack Henry & Associates, Inc..............  2,416,876
   12,900 + Keynote Systems, Inc......................    106,425
   87,400 + Kronos, Inc...............................  3,970,669
  147,500 + MatrixOne, Inc............................    784,700

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
            INFORMATION PROCESSING -
            SERVICES - Continued
  115,400 + Netscreen Technologies, Inc. /(1)/... $ 1,990,650
   20,400 + Register.com, Inc....................      87,312
  162,500 + Riverstone Networks, Inc.............     404,625
  154,845 + Secure Computing Corp. /(1)/.........   1,190,758
   31,000 + SonicWALL, Inc. /(1)/................     125,240
   23,600 + Verisity, Ltd........................     481,204
   32,100 + Websense, Inc. /(1)/.................     858,675
                                                  -----------
                                                   23,339,790
                                                  -----------
            INFORMATION PROCESSING -
            SOFTWARE - 4.62%
   58,500 + Actuate Corp. /(1)/..................     146,835
   32,500 + Concord Communications, Inc..........     398,125
  162,950 + Documentum, Inc......................   3,034,129
   68,400   Global Payments, Inc.................   1,971,972
   76,800 + Internet Security Systems, Inc. /(1)/   1,922,381
  255,800 + JD Edwards & Co......................   3,614,198
   43,075 + Mantech International Corp., Class A.     869,254
  107,750 + Mercury Interactive Corp.............   3,607,470
   83,300 + Netegrity, Inc.......................     321,538
  145,875 + NetIQ Corp. /(1)/....................   2,530,931
   67,300 + Packeteer, Inc.......................     545,130
   86,867 + Progress Software Corp...............   1,178,785
   38,500 + Quest Software, Inc. /(1)/...........     501,270
   41,000 + Renaissance Learning, Inc. /(1)/.....     809,750
   53,200 + SPSS, Inc............................     748,524
   47,400 + Stellent, Inc........................     246,480
   74,753 + Verity, Inc..........................   1,036,824
   11,000 + WebEx Communications, Inc. /(1)/.....     214,060
   96,700 + Wind River Systems, Inc..............     586,002
                                                  -----------
                                                   24,283,658
                                                  -----------
            INSURANCE - 4.65%
   34,600   Arthur J. Gallagher & Co.............     974,682
   78,800   Brown & Brown, Inc...................   2,712,296
   47,400   Harleysville Group, Inc..............   1,243,302
  179,700   Horace Mann Educators Corp. /(1)/....   2,869,809
    9,200 + Markel Corp..........................   1,830,800
  165,500 + Ohio Casualty Corp. /(1)/............   2,133,295
   71,200   PartnerRe, Ltd.......................   3,602,008
   68,725 + Platinum Underwriters Holdings, Ltd..   1,766,233

--------------------------------------------------------------------------------

                                                                             41
November 30, 2002
       SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
--------------------------------------------------------------------
            INSURANCE - Continued
   66,400   Selective Insurance Group, Inc. /(1)/....... $ 1,706,480
   26,200 + Triad Guaranty, Inc. /(1)/..................   1,047,738
   82,050   W.R. Berkley Corp...........................   3,240,975
   50,425 + WellChoice, Inc.............................   1,303,486
                                                         -----------
                                                          24,431,104
                                                         -----------
            LEISURE AND TOURISM - 9.15%
  151,400 + Activision, Inc.............................   3,270,240
  396,225 + Alloy, Inc. /(1)/...........................   4,703,191
   38,050   Applebee's International, Inc...............     958,860
   83,100   Brunswick Corp..............................   1,746,762
   63,000 + Buca, Inc. /(1)/............................     593,460
   32,600 + CEC Entertainment, Inc......................   1,033,420
  146,700   Fairmont Hotels & Resorts, Inc..............   3,608,820
  108,175 + Hollywood Entertainment Corp................   2,032,608
   21,815 + Hotels.com, Class A /(1)/...................   1,588,568
  244,400 + La Quinta Corp..............................   1,190,228
  150,375 + Macrovision Corp............................   2,804,494
  150,300 + Midway Games, Inc. /(1)/....................   1,085,166
   62,600 + O'Charley's, Inc............................   1,368,436
   37,225 + Panera Bread Co., Class A /(1)/.............   1,377,697
   95,400 + Penn National Gaming, Inc...................   1,769,670
   28,350   Polaris Industries, Inc.....................   1,837,931
   15,000 + Red Robin Gourmet Burgers, Inc..............     195,300
  375,835   Ruby Tuesday, Inc...........................   6,768,788
  216,500 + SCP Pool Corp. /(1)/........................   6,821,915
   70,850 + Sonic Corp..................................   1,521,858
   81,200   UTI Worldwide, Inc..........................   1,745,800
                                                         -----------
                                                          48,023,212
                                                         -----------
            MACHINERY - 3.05%
   39,500 + Actuant Corp., Class A......................   1,706,005
   85,150 + Brooks-PRI Automation, Inc. /(1)/...........   1,229,566
   51,200 + Cuno, Inc...................................   1,696,768
    2,600 + Global Power Equipment Group, Inc. /(1)/....      12,844
   21,800   Graco, Inc..................................     644,408
   17,700   IDEX Corp...................................     600,915
  120,900 + Insituform Technologies, Inc., Class A /(1)/   2,293,473
    9,200 + Ionics, Inc. /(1)/..........................     207,000
  154,275 + Jacobs Engineering Group, Inc...............   5,601,725
   25,800 + Joy Global, Inc.............................     309,600
   85,400 + Layne Christensen Co........................     725,900
   40,100   Lindsay Manufacturing Co....................   1,010,921
                                                         -----------
                                                          16,039,125
                                                         -----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
            MEDICAL - BIOMEDICAL/GENE - 0.13%
    4,500 + Alexion Pharmaceuticals, Inc.......... $    78,885
   30,600 + Deltagen, Inc.........................      22,950
   37,100 + Exelixis, Inc. /(1)/..................     336,126
   10,400 + Regeneron Pharmaceuticals, Inc. /(1)/.     225,160
                                                   -----------
                                                       663,121
                                                   -----------
            MEDICAL TECHNOLOGY - 1.68%
   84,400 + Alkermes, Inc. /(1)/..................     752,004
    7,700 + Decode Genetics, Inc..................      19,635
   49,400 + Inhale Therapeutic Systems, Inc. /(1)/     451,022
  118,220 + Integra LifeSciences Corp. /(1)/......   2,075,943
   36,900 + Lifeline Systems, Inc.................     760,140
   45,300 + Myriad Genetics, Inc. /(1)/...........     861,606
   83,400 + Noven Pharmaceuticals, Inc............     884,040
  140,000   Omnicare, Inc.........................   3,022,600
                                                   -----------
                                                     8,826,990
                                                   -----------
            METALS - 1.06%
   23,600   Gibraltar Steel Corp..................     456,660
  102,000   Harsco Corp...........................   3,152,820
   53,700 + Lihir Gold, Ltd.......................      34,301
   57,000 + Material Sciences Corp. /(1)/.........     798,000
   10,981   Newmont Mining Corp...................     257,065
   31,800   NN, Inc...............................     318,954
   23,500   Reliance Steel & Aluminum Co..........     533,450
                                                   -----------
                                                     5,551,250
                                                   -----------
            OIL AND GAS - 3.66%
   45,300 + Atwood Oceanics, Inc..................   1,351,299
    7,000 + Cooper Cameron Corp...................     358,820
  108,200 + FMC Technologies, Inc.................   2,085,014
   63,700 + Forest Oil Corp.......................   1,694,420
   13,600 + Grant Prideco, Inc....................     139,128
   26,700 + Hydril Co.............................     616,770
   54,700 + Key Energy Services, Inc..............     492,300
   26,500 + Lone Star Technologies, Inc. /(1)/....     409,425
   68,800   Noble Energy, Inc.....................   2,546,288
   53,400 + Pioneer Natural Resources Co..........   1,316,844
   61,300 + SEACOR SMIT, Inc......................   2,550,080
   19,600 + Smith International, Inc..............     666,400
   60,300 + Ultra Petroleum Corp. /(1)/...........     536,670
   41,800 + W-H Energy Services, Inc..............     622,402
  159,300   XTO Energy, Inc.......................   3,815,235
                                                   -----------
                                                    19,201,095
                                                   -----------

  NUMBER                                                    MARKET
 OF SHARES                                                  VALUE
---------------------------------------------------------------------
             PAPER/FOREST PRODUCTS - 0.31%
   135,000 + Buckeye Technologies, Inc. /(1)/............ $   908,550
    21,200 + Constar International, Inc. /(1)/...........     261,820
     6,300   Potlatch Corp...............................     169,785
    18,900 + Smurfit-Stone Container Corp................     275,562
                                                          -----------
                                                            1,615,717
                                                          -----------
             POLLUTION CONTROL - 1.94%
   121,890 + Stericycle, Inc. /(1)/......................   4,061,253
   147,974 + Tetra Tech, Inc. /(1)/......................   1,834,877
   115,500 + Waste Connections, Inc. /(1)/...............   4,309,305
                                                          -----------
                                                           10,205,435
                                                          -----------
             PUBLISHING - 1.26%
     4,500 + Cons. Graphics, Inc.........................      92,250
    76,400   New England Business Service, Inc...........   1,699,900
   108,490 + Scholastic Corp.............................   4,826,720
                                                          -----------
                                                            6,618,870
                                                          -----------
             REAL ESTATE INVESTMENT TRUSTS - 1.95%
    62,700   Arden Realty, Inc...........................   1,396,956
    68,200   EastGroup Properties, Inc...................   1,693,406
     8,000   Essex Property Trust, Inc...................     408,000
    65,800   Gables Residential Trust....................   1,624,602
    61,600   Glenborough Realty Trust, Inc...............   1,062,600
    47,900   Lasalle Hotel Properties....................     622,700
    27,700   Manufactured Home Communities, Inc..........     817,150
     4,100   Parkway Properties, Inc.....................     147,190
    21,800   Reckson Associates Realty Corp., Class B....     457,800
    80,300   Washington Real Estate
              Investment Trust /(1)/.....................   2,028,378
                                                          -----------
                                                           10,258,782
                                                          -----------
             REGISTERED INVESTMENT
             COMPANIES - 3.60%
13,015,000   Corporate Asset Fund........................  13,014,501
 5,867,373   T.Rowe Price Reserve Investment Fund........   5,867,373
                                                          -----------
                                                           18,881,874
                                                          -----------
             RETAIL - 5.66%
   248,700   Casey's General Stores, Inc.................   3,016,731
    40,895 + Cost Plus, Inc. /(1)/.......................   1,337,266
   202,405 + Duane Reade, Inc. /(1)/.....................   3,843,671
   139,500 + Gamestop Corp., Class A.....................   2,594,700
   116,900 + Great Atlantic & Pacific Tea Co., Inc. /(1)/     890,778

--------------------------------------------------------------------------------

42
       SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
            RETAIL - Continued
  183,230 + Insight Enterprises, Inc................ $ 1,835,965
   32,750 + Krispy Kreme Doughnuts, Inc. /(1)/......   1,228,125
   55,900 + Linens  N Things, Inc...................   1,390,233
  159,950 + Movie Gallery, Inc. /(1)/...............   2,744,742
   39,400 + MSC Industrial Direct Co., Inc., Class A     698,562
   71,100 + Neiman Marcus Group, Inc., Class A......   2,220,453
    6,100 + Performance Food Group Co...............     214,720
   50,100 + Stein Mart, Inc.........................     322,143
   90,500 + Tuesday Morning Corp....................   1,810,905
   94,740 + Ultimate Electronics, Inc. /(1)/........   1,819,008
   68,200 + United Stationers, Inc..................   2,219,228
   28,575 + Whole Foods Market, Inc.................   1,518,761
                                                     -----------
                                                      29,705,991
                                                     -----------
            SAVINGS & LOAN - 0.05%
    8,000   Frankfort First Bancorp, Inc............     137,040
    3,800 + ITLA Capital Corp.......................     131,480
                                                     -----------
                                                         268,520
                                                     -----------
            SCHOOLS - 1.57%
   27,600 + Career Education Corp...................   1,073,916
   98,675 + Corinthian Colleges, Inc................   3,852,272
   37,375 + Education Management Corp...............   1,444,170
   31,000   Strayer Education, Inc..................   1,860,620
                                                     -----------
                                                       8,230,978
                                                     -----------
            SEMICONDUCTORS - 2.50%
      200 + Applied Micro Circuits Corp.............         912
   88,200 + ATMI, Inc. /(1)/........................   2,114,154
   27,800 + Emulux Corp. /(1)/......................     671,092
  310,500 + Entegris, Inc...........................   3,297,510
   74,600 + Exar Corp...............................   1,051,114
   15,000 + Lattice Semiconductor Corp..............     150,000
  113,700 + MKS Instruments, Inc. /(1)/.............   2,164,848
  119,400 + Mykrolis Corp...........................     992,214
  179,450 + Semtech Corp............................   2,706,106
                                                     -----------
                                                      13,147,950
                                                     -----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
            TELECOMMUNICATIONS - 1.36%
   36,800   Harris Corp.......................... $    990,656
   32,900 + PECO II, Inc.........................       31,255
  351,725 + Powerwave Technologies, Inc..........    2,314,351
  610,750 + Stratex Networks, Inc................    2,467,430
    6,807 + Stratos Lightwave, Inc. /(1)/........       49,078
   35,300 + Tekelec..............................      359,707
   37,300 + West Corp............................      621,418
   43,600 + Western Wireless Corp., Class A /(1)/      289,068
                                                  ------------
                                                     7,122,963
                                                  ------------
            TEXTILE - PRODUCTS - 0.56%
    1,700 + Culp, Inc............................       15,130
    6,800 + Dan River, Inc., Class A.............       12,240
   54,400   G&K Services, Inc., Class A..........    1,855,040
   67,600 + Keystone Automotive Industries, Inc..    1,067,404
                                                  ------------
                                                     2,949,814
                                                  ------------
            THERAPEUTICS - 1.12%
   12,500 + Abgenix, Inc. /(1)/..................      115,875
    9,500 + CV Therapeutics, Inc. /(1)/..........      220,495
    5,400 + Guliford Pharmaceuticals, Inc. /(1)/.       26,838
   29,300 + Medicines Co. /(1)/..................      491,654
   29,000 + Neurocrine Biosciences, Inc. /(1)/...    1,336,320
   28,000 + NPS Pharmaceuticals, Inc. /(1)/......      827,680
   41,050 + Scios, Inc. /(1)/....................    1,348,082
   24,500 + Trimeris, Inc. /(1)/.................    1,177,225
   34,000 + Tularik, Inc.........................      326,060
                                                  ------------
                                                     5,870,229
                                                  ------------
            UTILITIES - ELECTRIC - 0.35%
   92,500   Cleco Corp...........................    1,256,150
   36,000   UniSource Energy Corp................      599,400
                                                  ------------
                                                     1,855,550
                                                  ------------
            UTILITIES - GAS, DISTRIBUTION - 0.98%
  236,100 + National-Oilwell, Inc................    5,135,175
                                                  ------------
            WATER SERVICES - 0.00%
    3,200 + Waterlink, Inc.......................          144
                                                  ------------
            TOTAL COMMON STOCK
            (Cost $544,439,072)..................  507,576,444
                                                  ------------

    PAR                                                       MARKET
   VALUE                                                      VALUE
------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 20.57%
            COLLECTIVE INVESTMENT POOL - 17.11%
$89,874,453 Securities Lending Quality Trust /(2)/........ $  89,874,453
                                                           -------------
            COMMERCIAL PAPER - 3.46%
  9,676,000 Becton, Dickinson & Co.:
              1.35% due 12/2/02...........................     9,675,637
  8,480,678 Ciesco LP, Yrs. 1 & 2:
              1.37% due 12/2/02...........................     8,480,678
                                                           -------------
                                                              18,156,315
                                                           -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $108,030,768)...........................   108,030,768
                                                           -------------
            TOTAL INVESTMENTS
            (Cost $652,469,840) - 117.22%.................   615,607,212
                                                           -------------
            Other assets and liabilities,
             net - (17.22)%...............................  (90,441,611)
                                                           -------------
            NET ASSETS - 100%............................. $ 525,165,601
                                                           -------------
            +  Non-income producing
         /(1)/ The security or a portion thereof is out
               on loan (see Note 2).
         /(2)/ The security is purchased with the
               cash collateral received from
               securities loaned.

--------------------------------------------------------------------------------

                                                                             43
                    INTERNATIONAL EQUITIES FUND (Unaudited)
November 30, 2002


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year    5 Years 10 Years
                       ------------------------------------
                       (17.54%) (15.33%)   (3.40%)  3.49%
                       ------------------------------------




                                    [CHART]


Growth of $10,000 Investment

            International
            Equities Fund      MSCI EAFE Index
            -------------      ---------------
11/30/92     $10,000.00          $10,000.00
12/31/92       9,958.96           10,051.72
12/31/93      12,934.08           13,324.62
12/31/94      13,965.84           14,361.02
12/31/95      15,470.93           15,970.57
12/31/96      16,524.45           16,936.33
12/31/97      16,887.08           17,237.39
12/31/98      20,005.79           20,684.34
12/31/99      25,909.58           26,261.80
12/29/00      21,426.52           22,540.98
12/31/01      16,719.57           17,707.61
11/29/02      14,090.32           15,402.93
For the six months ended November 30, 2002, the International Equities Fund returned -17.54% compared to -15.10% for the MSCI EAFE Index.

The Morgan Stanley Capital International, Europe, Australasia, and the Far East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                   1. BP, PLC.......................... 2.53%
                   2. Vodafone Group, PLC.............. 2.24%
                   3. GlaxoSmithKline, PLC............. 2.00%
                   4. HSBC Holdings, PLC (GBP)......... 1.92%
                   5. Novartis AG...................... 1.83%
                   6. Royal Dutch Petroleum Co......... 1.59%
                   7. Nokia Oyj........................ 1.58%
                   8. TotalFinaElf SA, Class B......... 1.56%
                   9. Nestle SA........................ 1.38%
                  10. Royal Bank of Scotland Group, PLC 1.20%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The management of this fund is objective, not subjective. In order to keep the fund representative of the International markets, it is our goal to minimize the tracking error between our fund and the MSCI EAFE Index. To do this, we utilize financial data and software which helps us create and maintain a combination of securities to represent at best the International markets. In addition, we use index derivatives (futures) to manage cash flow and keep the fund as close to 100% invested as possible.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
It is difficult to concentrate on a few holdings in our portfolio since our portfolio is managed to be representative of the International Markets. Our portfolio usually holds more securities than a "standard" portfolio. Our investment decisions are a combination of diversifying the portfolio risks across all countries part of the EAFE and slightly over/under weighting specific stocks and/or sectors.

Of special interest here is the technology industry. So far, we have been cautious in this area because of low levels of capacity utilization and intense competitive pressures. However, a general revival of business spending could also be favorable for the technology industry and we are keenly looking for signs of an improvement in business conditions here.

What is your investment outlook for the coming year?
The risk tolerance among investors has improved during the fourth quarter of 2002. Thus, equity markets have recovered from very depressed levels and corporate spreads and spreads over treasuries for emerging market debt have been tightening. To some extent, these developments can be interpreted as a normal bounce back from oversold conditions, but they also reflect a tentative improvement in the fundamental economic environment, especially for the United States. In the United States, the recent releases of economic statistics paint a picture of sustained growth in consumer spending and a gradual improvement in the outlook for business spending. Also, anecdotal evidence from the corporate sector confirms this picture. The situation is much more problematic in other areas of the world. In Europe, leading indicators have continued to deteriorate, both on the consumer and the corporate side. This is particularly the case in Europe's largest economy--Germany, where fears of a deflationary development similar to that of Japan have surfaced recently. The outlook is further clouded by the fact that fiscal policy in the Euro-area is constrained by the so-called Stability Pact, which even calls for a tightening of the budget situation for some countries, notably Germany. In response to these negative developments, the European Central Bank has started to ease policies. We think that this move is highly significant and is likely to be followed by more substantial cuts early in 2003.

In Asia, it is necessary to distinguish between the prospects for Japan and for the other economies within the region. So far, we remain unconvinced that the policy statements in Japan relating to the banking sector are likely to translate into decisive policy action in the near term. In addition, the Japanese economy has enjoyed a revival of consumer spending that we think will prove difficult to sustain. This economic situation stands in sharp contrast to the majority of other Asian countries, where domestic demand is developing into a major growth driver on a cyclical, and, even possibly, structural basis.

Our outlook for financial markets is predicated on this economic assessment. Thus, we see reasonable prospects for solid returns from U.S. equities on the basis of favorable valuations and an improvement in earnings' momentum. Better profitability within the corporate sector and a continued focus on balance sheet repair should also lead to good performance from corporate bonds. Treasuries, on the other hand, may suffer as the growth outlook improves and as a consequence of the deteriorating fiscal situation. The relative position between equities and Government bonds in fundamental terms is the reverse in Europe. A major question therefore, is to what extent European markets will decouple from developments in North America. Over the last several years, correlations for both bond and equity markets between the United States and Europe have been very high despite sometimes substantial divergence in economic fundamentals.

--------------------------------------------------------------------------------

44
                                                              November 30, 2002
       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                                MARKET
OF SHARES                                              VALUE
--------------------------------------------------------------
            COMMON STOCK - 94.99%
            ADVERTISING - 0.24%
    7,855 + Aegis Group, PLC......................... $ 10,445
      600 + Asatsu-DK, Inc...........................   11,148
    1,593 + Publicis Groupe SA.......................   40,494
       32 + Publigroupe SA...........................    5,169
   15,520 + WPP Group, PLC...........................  131,424
                                                      --------
                                                       198,680
                                                      --------
            AEROSPACE/DEFENSE - 0.16%
   32,598 + BAE Systems, PLC.........................   85,804
    2,815 + Serco Group, PLC.........................    7,880
    1,205 + Thales SA................................   34,018
                                                      --------
                                                       127,702
                                                      --------
            AIRLINES - 0.48%
      627   Air France...............................    7,785
   16,559 + Alitalia SpA.............................    4,787
    4,000 + All Nippon Airways Co., Ltd..............    7,595
    3,450 + Auckland International Airport, Ltd......    8,871
   15,165 + BAA, PLC.................................  123,583
   11,582 + British Airways, PLC.....................   29,720
   20,000 + Cathay Pacific Airways, Ltd..............   29,108
    2,300 + Deutsche Lufthansa AG....................   25,360
    2,308 + European Aeronautic Defense and Space Co.   29,323
      225 + Flughafen Wien AG........................    7,443
   12,000   Japan Airlines System Corp...............   26,893
       50 + Kobenhavn Lufthave.......................    3,478
      501 + Koninklijke Luchtvaart Maatschappij NV...    5,375
    5,382 + Ryanair Holdings, PLC....................   41,166
    1,000 + SAS AB...................................    6,503
    7,000 + Singapore Airlines, Ltd..................   42,398
                                                      --------
                                                       399,388
                                                      --------
            APPAREL & PRODUCTS - 0.68%
      600 + Adidas-Salomon AG........................   48,801
    1,813 + Benetton Group SpA.......................   17,109
    3,165 + Bulgari SpA..............................   16,663
      119 + Charles Vogele Holding AG................    2,635
   12,000 + Esprit Holdings, Ltd.....................   22,312
   20,000 + Giordano International, Ltd..............    8,848
    3,017   Gunze, Ltd...............................   10,277
    1,543 + Hagemeyer NV.............................   12,538
      969   Luxottica Group SpA......................   13,091
   36,907 + Marks & Spencer Group, PLC...............  196,874

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
----------------------------------------------------------------
            APPAREL & PRODUCTS - Continued
    4,074   Marks & Spencer Group, PLC ADR........... $  130,460
    2,385   Next, PLC................................     31,157
    1,944   Onward Kashiyama Co., Ltd................     14,607
      200 + Paris Miki, Inc..........................      3,358
    2,000   Wacoal Corp..............................     16,201
      600   World Co., Ltd...........................     11,050
                                                      ----------
                                                         555,981
                                                      ----------
            APPLIANCES/FURNISHINGS - 0.14%
    5,200   Electrolux AB............................     92,855
      883 + Fisher & Paykel Appliances Holdings, Ltd.      4,642
      600   Fourlis Holding..........................        739
      697 + Shimachu Co., Ltd........................     13,774
                                                      ----------
                                                         112,010
                                                      ----------
            AUTOMOTIVE - 3.70%
      455   Autobacs Seven Co., Ltd..................      9,455
   10,000   Bridgestone Corp.........................    133,567
    1,600 + Continental AG...........................     25,763
    3,000   Cycle & Carriage, Ltd....................      5,910
   12,400 + DaimlerChrysler AG.......................    451,314
   10,100   Denso Corp...............................    162,476
    4,942 + Fiat SpA.................................     47,619
      656 + Fiat SpA Di Risp.........................      3,590
    8,678 + Futuris, Corp., Ltd......................      6,418
   10,329 + GKN, PLC.................................     38,392
    9,900   Honda Motor Co., Ltd.....................    372,732
    1,921 + Michelin (CGDE), Class B.................     66,578
    2,455   NGK Spark Plug Co., Ltd..................     16,986
   35,000 + Nissan Motor Co., Ltd....................    278,665
   20,528 + Pirelli SpA..............................     22,023
    2,597 + PSA Peugoet Citroen......................    116,991
      864 + Regie Nationale des Usines Renault SA....     42,604
      260   Saizeriya Co., Ltd.......................      3,390
    1,803   Sanden Corp..............................      5,290
      400   Toyoda Gosei.............................      7,465
   35,449 + Toyota Motor Corp........................    930,208
    1,229   Trelleborg AB............................     10,837
    1,066 + Valeo SA.................................     34,838
    3,400 + Volkswagen AG............................    137,460
    1,800 + Volvo AB, Class A........................     32,539
    3,900 + Volvo AB, Class B........................     73,510
                                                      ----------
                                                       3,036,620
                                                      ----------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------------------------------------------------------
            BANKS - 14.26%
    5,000   77th Bank, Ltd..................... $   18,743
   20,899 + ABN AMRO Holding NV................    358,318
   23,297   Allied Irish Banks., PLC (Dublin)..    328,617
    2,113 + Alpha Bank AE......................     26,321
   10,728 + Ashikaga Bank, Ltd.................     12,240
   10,615 + Australia & New Zealand Banking
             Group, Ltd........................    111,755
   23,890 + Banca di Roma SpA..................     39,750
    5,534   Banca Monte dei Paschi di Siena SPA     13,386
   45,583 + Banco Bilbao Vizcaya Argentaria SA.    474,986
   27,244   Banco Comercial Portugues SA.......     72,799
      458 + Banco Espirto Santo SA.............      5,232
   63,136 + Banco Santander Central Hispano SA.    451,556
   20,400 + Bank of East Asia..................     35,576
    8,145 + Bank of Fukuoka, Ltd...............     30,931
    7,184   Bank of Ireland....................     78,498
   15,000   Bank of Yokohama, Ltd..............     60,264
    2,296   Bank of Yokohama, Ltd. ADR.........     92,391
   95,064 + Barclays, PLC......................    687,473
    5,400 + Bayerische Hypo-und Vereinsbank AG.     88,454
   23,796 + Bipop Carire SpA...................     12,764
   11,764 + BNP Paribas SA.....................    479,116
    5,000   Chiba Bank, Ltd....................     14,995
      974 + Close Brothers Group, PLC..........      8,558
      975   Commercial Bank of Greece..........     14,818
   17,838 + Commonwealth Bank of Australia.....    271,354
   56,000 + Daiwa Bank Holdings................     31,489
    9,000 + Danske Bank A/S....................    150,480
   18,000 + DBS Group Holdings, Ltd............    114,118
    4,940   Dexia (Brussels)...................     60,407
    1,290 + Dexia (Paris)......................         13
    8,800 + DnB Holdings ASA...................     43,083
    1,880   EFG Eurobank Ergasias SA...........     21,290
      359   Erste Bank Der Oesterreichischen
             Sparkassen AG.....................     19,435
    4,000 + First Capital Corp., Ltd...........      1,743
    2,995 + Firstgroup, PLC....................     10,690
    6,000   Gunma Bank, Ltd....................     26,013
   13,588   Hang Seng Bank, Ltd................    147,668
   53,295 + HBOS, PLC..........................    577,290
    9,177 + Hokuriku Bank, Ltd.................     13,611
  133,421 + HSBC Holdings, PLC (GBP)...........  1,582,160
   11,723   Joyo Bank, Ltd.....................     31,908

--------------------------------------------------------------------------------

                                                                             45
 INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED November 30, 2002


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
            BANKS - Continued
    1,639   KBC Bankverzekeringsholding................ $    54,199
   79,366 + Lloyds TSB Group, PLC......................     669,608
    1,405 + Macquarie Bank, Ltd........................      18,893
    5,704   Mediobanca SPA.............................      44,025
       59 + Mitsubishi Tokyo Financial Group, Inc......     355,798
   10,000 + Mitsui Trust Holdings, Inc.................      15,728
      105 + Mizuho Holdings, Inc.......................     117,228
   22,114 + National Australia Bank, Ltd...............     405,788
    2,603   National Bank of Greece SA.................      36,251
    5,700 + Nordea AB (Euro)...........................      27,744
   30,090 + Nordea AB (Swedish Krone)..................     146,931
   17,000   Oversea-Chinese Banking Corp...............      96,230
    2,000   OverSeas Union Enterprises.................       6,906
    1,669 + Piraeus Bank...............................      10,511
   38,740 + Royal Bank of Scotland Group, PLC..........     992,895
   11,883 + Sanpaolo IMI SpA...........................      92,425
   10,163   Shizuoka Bank, Ltd.........................      63,441
    6,600   Skandinaviska Enskilda Banken..............      61,110
    4,553   Societe Generale, Class A..................     255,986
       59 + Sumitomo Mitsui Financial Group, Inc. /(3)/     187,996
    6,000   Sumitomo Trust & Banking Co., Ltd..........      26,110
    2,000   Suruga Bank................................       8,801
    8,800   Svenska Handelsbanken AB, Series A.........     123,190
      800   Svenska Handelsbanken AB, Series B.........      10,802
   18,653 + UBS AG.....................................     938,457
       17 + UFJ Holdings, Inc..........................      17,456
   17,000   United Overseas Bank, Ltd..................     115,476
   24,961   Westpac Banking Corp.......................     199,016
                                                        -----------
                                                         11,719,294
                                                        -----------
            BEVERAGES - 1.27%
    6,495 + Asahi Breweries, Ltd.......................      38,374
    1,105 + BRL Hardy, Ltd.............................       4,241
      300   Carlsberg A/S, Class B.....................      12,319
    8,288 + Coca Cola Amatil, Ltd......................      24,891
      400 + Coca Cola Bottling Co. (West Japan)........       6,291
    1,350 + Coca Cola Hellenic Bottling Co. SA.........      20,330
   48,084 + Diageo, PLC................................     500,654
   28,960 + Foster's Group, Ltd........................      75,614
    3,600 + Fraser & Neave, Ltd........................      15,895
    3,243 + Heineken NV................................     122,318
    2,157 + Interbrew..................................      44,996
      200   Ito En, Ltd................................       6,210

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            BEVERAGES - Continued
    9,937   Kirin Brewery Co., Ltd.................. $   59,763
      516   Pernod Ricard SA........................     46,362
    4,000 + Sapporo Breweries, Ltd..................      6,780
    6,984   Scottish & Newcastle, PLC...............     48,985
    2,794 + Takara Shuzo Co.........................     13,274
                                                     ----------
                                                      1,047,297
                                                     ----------
            BROADCASTING - 0.44%
   20,245 + British Sky Broadcasting Group, PLC.....    206,857
        5   Fuji Television Network, Inc............     20,618
    8,741 + Mediaset SpA............................     73,891
      907   Societe Television Francaise 1..........     27,254
      400 + Tandberg Televisjo......................        371
    5,000   Television Broadcasts, Ltd..............     17,952
    1,000   Tokyo Broadcasting......................     14,343
                                                     ----------
                                                        361,286
                                                     ----------
            BUILDING MATERIALS - 1.87%
    3,281 + Amec, PLC...............................      9,593
   14,249   Asahi Glass Co., Ltd....................     91,967
    3,800 + Assa Abloy AB...........................     50,682
    3,354 + Barratt Developments, PLC...............     21,125
    8,105 + Boral, Ltd..............................     19,073
    3,677 + Bouygues SA.............................    108,663
    3,269 + BPB, PLC................................     14,019
      274 + Cimpor Cimentos Portugal, S.G.P.S. SA...      4,314
    4,522 + Compagnie de Saint-Gobain...............    136,420
    7,433   CRH, PLC................................    108,169
   13,382 + CSR, Ltd................................     46,862
      600   Elkem AS................................     12,273
    4,924   Fletcher Building, Ltd..................      7,852
    1,199   Fomento de Construcciones y Contratas SA     27,096
       21 + Forbo Holding AG........................      5,710
   10,492 + Hanson, PLC.............................     52,868
      450   Heidelberger Zement AG..................     16,360
   13,583 + Hitachi Zosen Corp......................      2,989
      414 + Holcim, Ltd.............................     82,340
      106 + Imerys SA...............................     12,635
    5,785   James Hardie Industries NV..............     21,717
   18,842 + Kawasaki Heavy Industries, Ltd..........     15,662
    1,856 + Lafarge SA..............................    150,811
    3,000   Matsushita Electric Works...............     17,700

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
------------------------------------------------------------------
            BUILDING MATERIALS - Continued
   10,668 + Mitsui Engineering & Shipbuilding Co., Ltd. $    9,215
    5,067   Nippon Sheet Glass Co., Ltd................     10,364
      327   NKT Holding A/S............................      2,843
    9,861   Obayashi Corp..............................     21,697
    2,977   Okumura Corp...............................      8,734
   16,940   Pilkington, PLC............................     16,927
    3,780   RMC Group, PLC.............................     24,749
    5,970 + Skanska AB.................................     38,496
    5,796   Sumitomo Osaka Cement Co., Ltd.............      7,227
   12,000 + Taiheiyo Cement Corp.......................     16,820
   12,384   Taisei Corp................................     20,891
    1,070   Technical Olympic SA.......................      3,359
      229 + Technip-Coflexip SA........................     17,914
    5,100   ThyssenKrupp AG............................     60,540
      410   Titan Cement Co............................     14,874
    3,683 + Toda Corp..................................      6,183
    4,275   Tostem Corp................................     58,319
    4,771 + Toto, Ltd..................................     16,408
      500 + Uponor Oyj.................................      9,288
      182   VA Technologie AG..........................      2,893
    1,023 + Vinci SA...................................     58,685
    8,223 + Wolseley, PLC..............................     69,825
                                                        ----------
                                                         1,533,151
                                                        ----------
            CHEMICAL - 2.03%
    4,079 + Akzo Nobel NV..............................    127,593
   19,549 + Asahi Chemical Industry Co., Ltd...........     45,881
    7,850 + BASF AG....................................    301,775
    7,057 + BOC Group, PLC.............................     98,227
      471   CIBA Specialty Chemicals Holding, Inc......     34,000
      985   Clariant AG................................     17,535
    4,427 + Daicel Chemical Industries, Ltd............     12,014
   10,180 + Dainippon Ink and Chemicals, Inc...........     17,256
    6,226 + Denki Kagaku Kogyo Kabushiki Kaisha........     14,004
   16,990 + Imperial Chemical Industries, PLC..........     66,123
    4,000 + Ishihara Sangyo Kaisha, Ltd................      4,498
    3,114 + Johnson Matthey, PLC.......................     41,649
    4,081   Kaneka Corp................................     22,814
    1,456 + L'Air Liquide SA...........................    195,397
      670 + Lonza Group AG.............................     40,788
   26,401 + Mitsubishi Chemical Corp...................     54,003

--------------------------------------------------------------------------------

46
                                                              November 30, 2002
INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                         MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            CHEMICAL - Continued
    5,864   Mitsubishi Gas Chemical Co., Inc. $    8,076
    4,000   Mitsui Chemicals, Inc............     16,788
    1,000   Nippon Sanso Corp................      3,178
    2,502   Nippon Shokubai Co., Ltd.........     10,766
    1,000   Nissan Chemical Industries.......      3,635
      900 + Novozymes A/S Series B...........     17,997
    3,954 + Orica, Ltd.......................     23,063
    6,925   Sekisui Chemical Co., Ltd........     18,002
    5,726 + Shin Etsu Chemical Co............    203,450
   13,798 + Showa Denko K.K..................     16,754
      770 + Solvay SA........................     50,482
   19,000   Sumitomo Chemical................     68,438
    1,481   Syngenta AG......................     83,731
    7,718 + Tosoh Corp.......................     17,422
   11,463 + UBE Industries, Ltd..............     11,584
      600   Uni Charm Corp...................     21,808
                                              ----------
                                               1,668,731
                                              ----------
            COMMERCIAL SERVICES - 1.25%
   17,116 + ABB, Ltd.........................     57,255
      759 + Acea SpA.........................      3,649
    1,780 + Amey, PLC........................        844
    2,388 + Ansell, Ltd......................      9,968
      156 + Atos Origin......................      5,486
    5,911   Balfour Beatty, PLC..............     15,191
       20 + Bellsystem 24, Inc...............      3,618
    1,214   Benesse Corp.....................     14,840
   13,720 + Brambles Industries, Ltd.........     34,593
   10,323 + Brambles Industries, PLC.........     23,760
    1,697 + Cap Gemini SA....................     54,229
    2,769 + De La Rue, PLC...................     11,670
   24,728   Hays, PLC........................     37,976
      602 + ISS A/S..........................     23,352
      200 + Itochu Techno-Science Corp.......      4,458
    3,282 + JGC Corp.........................     19,498
    3,036   Kinden Corp......................      9,575
   32,000 + Li & Fung, Ltd...................     35,289
    1,400   Linde AG.........................     52,568
    2,000 + Mitsubishi Logistics Corp........     10,284
    1,737   Nippon Comsys Corp...............      6,780
    1,048 + Pechiney SA......................     39,882
   28,021 + Rentokil Initial, PLC............     91,732
       59 + SA D'Ieteren NV..................      8,088
      351 + Sagem SA.........................     25,296

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            COMMERCIAL SERVICES - Continued
    3,159   Secom Co., Ltd...................... $  109,668
    4,453 + Securicor, PLC......................      5,402
    4,900 + Securitas AB........................     74,265
   17,000 + SembCorp Industries, Ltd............      9,286
    4,000 + SembCorp Marine, Ltd................      2,117
      100 + SGS Societe Generale de Surveillance
             Holding SA.........................     30,120
    9,559   Shimizu Corp........................     24,460
   31,000 + Singapore Tech Eng..................     28,779
    7,929 + Smiths Group, PLC...................     91,621
    2,000 + ST Assembly Test Services, Ltd......      1,732
      468   TIS, Inc............................      7,685
    2,626   Toyo Seikan Kaisha, Ltd.............     28,633
      746 + William Demant A/S..................     15,517
                                                 ----------
                                                  1,029,166
                                                 ----------
            CONGLOMERATES - 1.75%
    1,148 + Amano Corp..........................      7,793
    1,192   DCC, PLC............................     12,255
   41,000 + Hutchison Whampoa, Ltd..............    287,846
   19,000 + Itochu Corp.........................     43,664
    9,000   Keppel Corp., Ltd...................     20,072
    3,000 + Keppel Land, Ltd....................      1,817
    3,551 + LVMH Moet Hennessy Louis Vuitton SA.    167,198
   17,001 + Mitsubishi Corp.....................    106,958
      850 + Modern Times Group AB...............      9,650
      624 + Promotora de Informaciones SA.......      5,058
   11,733   Siemens AG..........................    575,406
   21,406 + Sonae, SGPS SA......................      9,356
   12,000   Sumitomo Corp.......................     52,221
        1   Tomkins, PLC........................          3
    2,334 + TUI AG..............................     47,529
       59   Valora Holding AG...................     10,563
    5,146   Wesfarmers, Ltd.....................     80,819
    7,000   Wing Tai Holdings, Ltd..............      2,219
                                                 ----------
                                                  1,440,427
                                                 ----------
            DRUGS - 9.01%
   24,983 + AstraZeneca, PLC....................    950,358
    1,000 + Banyu Pharmaceuticals Co., Ltd......      8,622
   10,400 + Bayer AG............................    237,403
    2,836 + Chugai Pharmaceutical Co., Ltd......     23,227
    2,261 + CSL, Ltd............................     27,098
    4,000 + Daiichi Pharmaceutical Co., Ltd.....     59,979
    3,806 + Eisai Co., Ltd......................     78,316

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            DRUGS - Continued
    4,802 + Elan Corp., PLC......................... $   11,874
    2,000 + Fujisawa Pharmaceutical Co., Ltd........     43,354
      600   Gehe AG.................................     21,808
   88,028 + GlaxoSmithKline, PLC....................  1,646,921
      500 + H Lundbeck A/S..........................     14,045
    1,214 + Kaken Pharmaceutical Co., Ltd...........      4,590
    5,265   Kyowa Hakko Kogyo Co., Ltd..............     21,496
    1,295   Merck KGaA..............................     32,494
    1,000 + Nippon Kayaku Co., Ltd..................      3,863
   40,555 + Novartis AG.............................  1,506,738
      170 + Omega Pharma SA.........................      5,151
      500   Orion-Yhtyma Oyj........................     10,083
    1,939 + Qiagen NV...............................     13,020
   10,164 + Rhone Poulenc SA........................    564,894
      966 + Roche Holdings AG-Bearer................    118,657
   10,021   Roche Holdings AG-Genusschein...........    711,570
    6,183 + Sanofi-Synthelabo SA....................    364,828
    2,700 + Schering AG.............................    115,060
    1,640 + SciGen, Ltd.............................         35
    4,507   Shionogi & Co...........................     61,741
    4,000 + Taisho Pharmaceutical Co., Ltd..........     62,489
   12,000 + Takeda Chemical Industries, Ltd.........    503,626
    1,665 + UCB SA..................................     45,334
    5,000 + Yamanouchi Pharmaceutical Co., Ltd......    136,093
                                                     ----------
                                                      7,404,767
                                                     ----------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 5.07%
    1,210 + Advantest Corp..........................     61,235
      369 + Aixtron AG..............................      2,295
    2,449   Alps Electric Co., Ltd..................     33,369
      150 + Bang & Olufsen A/S......................      3,250
      151   Barco NV................................      7,350
   12,000   Canon, Inc..............................    456,687
   11,822 + Chubb, PLC..............................     17,696
    2,401 + Dainippon Screen Manufacturing Co., Ltd.      9,333
   27,597 + Dixons Group, PLC.......................     74,035
   34,235 + Elec De Portugal SA.....................     57,472
    6,201   Electrocomponents, PLC..................     33,753
      800 + Epcos AG................................     14,169
   11,642 + ERG, Ltd................................        815
    2,300 + Fanuc, Ltd..............................    110,211
    3,000 + Fuji Electric Co., Ltd..................      5,721
    5,000   Fujikura, Ltd...........................     13,120

--------------------------------------------------------------------------------

                                                                             47
 INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED November 30, 2002


 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - Continued
    1,500 + GN Store Nord........................... $    4,635
      481 + Hirose Electric Co., Ltd................     35,514
    1,000 + Hitachi Cable, Ltd......................      2,575
   42,849 + Hitachi, Ltd............................    181,928
   39,500   Johnson Electric Holdings...............     45,586
    1,000 + JSR Corp................................      9,820
      200   Keyence Corp............................     35,759
   11,818 + Kidde, PLC..............................     13,187
      570 + Kudelski SA.............................     10,934
    2,443   Kyocera Corp............................    162,256
      200   Mabuchi Motor Co., Ltd..................     18,580
   30,000 + Matsushita Electric Industrial Co., Ltd.    307,310
   28,000 + Mitsubishi Electric Corp................     79,407
      500   Mitsumi Electric Co., Ltd...............      5,081
    3,473 + Murata Manufacturing Co., Ltd...........    161,607
   22,441 + NEC Corp................................     95,645
    1,500 + Nera ASA................................      1,943
    4,537   NGK Insulators, Ltd.....................     25,290
    2,107 + Nitto Denko Corp........................     61,127
    6,134 + Novar, PLC..............................     10,064
    1,245   OCE NV..................................     14,160
    3,000 + Oki Electric Industry Co., Ltd..........      5,379
    3,484   Omron Corp..............................     51,617
  178,286 + PCCW, Ltd...............................     34,293
   18,162 + Philips Electronics NV..................    397,989
    4,000   Ricoh Co., Ltd..........................     67,476
    5,000   Sankyo Co., Ltd.........................     56,393
   24,000   Sanyo Electric Co., Ltd.................     70,606
    2,398 + Schneider SA............................    116,363
   14,330   Sharp Corp..............................    155,433
   49,919 + Siebe PLC...............................     51,239
      900   SMC Corp................................     82,585
   12,462 + Sony Corp...............................    550,436
    1,000   Stanley Electric........................     11,784
    9,087 + Sumitomo Electric Industries, Ltd.......     57,687
    2,000   Taiyo Yuden Co..........................     24,921
      900 + TDK Corp................................     39,679
   43,618 + Toshiba Corp............................    141,827
    1,000   Ushio, Inc..............................     11,336
    3,000 + Venture Corp, Ltd.......................     25,812
    1,494 + Vestas Wind Systems AS..................     13,889
    3,000   Yokogawa Electric Corp..................     19,314
                                                     ----------
                                                      4,168,977
                                                     ----------

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
-----------------------------------------------------------------
            FINANCE COMPANIES - 0.23%
      200   Aeon Credit Service Co., Ltd.............. $    7,660
      350   Aiful Corp................................     16,828
    2,054   Credit Saison Co., Ltd....................     37,746
    1,400   Promise Co., Ltd..........................     51,569
    1,310 + Takefuji Corp.............................     71,740
                                                       ----------
                                                          185,543
                                                       ----------
            FINANCIAL SERVICES - 2.82%
    8,686 + 3I Group, PLC.............................     80,375
    1,469   Acom Co., Ltd.............................     55,786
   15,953 + AMP, Ltd..................................    117,541
   11,183 + Amvescap, PLC.............................     82,437
    1,945 + Banca Fideuram SpA........................     11,032
   12,123 + Banca Nazionale Del Lavoro SpA............     15,210
    5,483 + Banca Popolare di Milano SCRL.............     19,390
    3,000 + Cheung Kong Infrastructure Holdings, Ltd..      5,251
   16,087 + Credit Suisse Group.......................    377,881
   18,045 + Daiwa Securities Co., Ltd.................     82,497
    8,000 + Deutsche Bank AG..........................    400,519
   13,876 + Fortis NL.................................    245,350
      350 + Gjensidige NOR ASA........................     10,978
    8,000 + Hong Kong Exchanges & Clearing, Ltd.......     10,720
   53,889 + IntesaBci SpA.............................    117,500
   11,400   IntesaBci SpA Di Risp.....................     18,119
    3,978   Irish Life & Permanent, PLC...............     44,257
   73,533 + Legal & General Group, PLC................    131,512
    1,717 + Man Group, PLC............................     23,846
      400 + Marschollek Lauten AG.....................      5,563
    1,551   Mediolanum SpA............................      9,337
    9,000 + Nikko Securities Co., Ltd.................     34,618
      959   OM AB.....................................      6,818
    1,100   Orix Corp.................................     73,596
    3,500 + Provident Financial, PLC..................     37,449
    4,350   Sampo Oyj.................................     33,013
    3,176 + Schroders, PLC............................     29,043
      600   Smedvig, Class A..........................      3,191
      400 + Smedvig, Class B..........................      1,844
    5,603 + Suncorp Metway............................     36,887
   49,618 + UniCredito Italiano SpA...................    197,645
    6,000 + Yamaichi Securities Co., Ltd. ADR /(3)(4)/          0
                                                       ----------
                                                        2,319,205
                                                       ----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
            FOODS - 2.44%
    8,807   Ajinomoto Co., Inc.................... $   87,991
   29,194 + Cadbury Schweppes, PLC................    189,328
      581   Casino Guichard Perrachon SA..........     39,707
      395 + Colruyt SA............................     20,011
   31,646   Compass Group, PLC....................    155,276
    4,500 + Daiei, Inc............................      5,061
      850 + Danisco A/S...........................     28,140
      986   Delhaize 'Le Lion' SA.................     18,237
   16,486 + Goodman Fielder, Ltd..................     13,856
    2,670   Greencore Group, PLC..................      7,081
    1,821   Groupe Danone.........................    238,231
      283   House Food Corp.......................      2,574
      703   Katokichi Co., Ltd....................      9,814
    2,098   Kerry Group, PLC......................     27,093
    1,030 + Kesko Oyj.............................     12,022
    2,531   Kikkoman Corp.........................     16,294
    4,000   Meiji Dairies Corp....................     12,974
    4,975   Meiji Seika Kaisha, Ltd...............     13,379
    4,213   Nichirei Corp.........................     12,463
    2,000   Nippon Meat Packers, Inc..............     17,880
    1,963   Nisshin Seifun Group, Inc.............     12,766
      855   Nissin Food Products Co., Ltd.........     18,151
    1,026   Numico Kon NV.........................     12,536
    2,974   Orkla ASA.............................     51,304
    2,000 + Pan Fish ASA..........................        229
    1,362 + Parmalat Finanziaria SpA..............      3,261
    1,000   QP Corp...............................      7,986
    2,000 + Snow Brand Milk Products Co., Ltd.....      2,869
    1,813   Sodexho Alliance SA...................     46,824
    6,527 + Tate & Lyle, PLC......................     32,483
    8,152 + Unilever NV...........................    474,530
   41,527 + Unilever, PLC.........................    369,736
    2,108 + Whitbread, PLC........................     18,588
    2,258 + Yakult Honsha Co., Ltd................     25,301
                                                   ----------
                                                    2,003,976
                                                   ----------
            FREIGHT - 0.86%
        7 + A/S Dampskibsselskabet ADR............     50,093
    2,384 + Associated British Ports Holdings, PLC     14,830
      707 + Bergesen dy ASA.......................     13,595
    1,599 + Buhrmann NV...........................      7,418
       87   Compagnie Maritime Belge SA...........      4,148
       10   D/S 1912..............................     55,510

--------------------------------------------------------------------------------

48
                                                              November 30, 2002
INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-----------------------------------------------------------------
            FREIGHT - Continued
    2,400 + Deutsche Post AG............................ $ 25,700
      125   DSV, De Sammensluttede Vognmaend A/S........    2,859
    4,244 + Exel, PLC...................................   50,492
      900   Frontline, Ltd..............................    6,321
    3,135   Kamigumi Co., Ltd...........................   13,975
    7,631   Kawasaki Kisen Kaisha, Ltd..................   12,313
   19,331   Mitsui & Co., Ltd...........................   97,671
    5,000 + Mitsui OSK Lines, Ltd.......................    9,250
   14,000 + Neptune Orient Lines, Ltd...................    7,172
   12,879   Nippon Express Co., Ltd.....................   52,163
   16,000   Nippon Yusen Kabushiki Kaish Svendborg......   49,548
    9,734 + Peninsular and Oriental Steam Navigation Co.   27,703
    1,893   Seino Transportation Co., Ltd...............   11,431
    2,000 + SembCorp Logistics, Ltd.....................    1,732
    5,809   TPG NV......................................  106,117
    5,923 + Yamato Transport Co., Ltd...................   87,317
                                                         --------
                                                          707,358
                                                         --------
            HARDWARE & TOOLS - 0.02%
      270 + Bekaert SA..................................   11,205
      100   Union Tool Co...............................    2,502
                                                         --------
                                                           13,707
                                                         --------
            HEALTHCARE - 0.21%
      748 + Cochlear, Ltd...............................   15,716
      100 + Coloplast A/S...............................    6,414
    1,140 + Fisher & Paykel Healthcare Corp.............    5,879
    3,000 + Gambro, Series A............................   18,353
    1,400 + Gambro, Series B............................    8,565
      600   Instrumentarium Oyj.........................   16,688
   11,385 + Mayne Group, Ltd............................   20,158
    8,000 + Parkway Holdings............................    3,600
      271 + Phonak Holding AG...........................    2,709
    1,435   Promotora de Informaciones SA...............   57,047
    1,640   Sonic Healthcare, Ltd.......................    5,908
    2,696   SSL International, PLC......................   11,321
                                                         --------
                                                          172,358
                                                         --------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            HEAVY DUTY TRUCKS/PARTS - 0.01%
    4,000 + GES International, Ltd............ $    770
    2,000 + Hino Motors, Ltd..................    6,193
                                               --------
                                                  6,963
                                               --------
            HOME BUILDERS - 0.27%
    1,918   Berkeley Group, PLC...............   16,853
    1,553   Daito Trust Construction Co., Ltd.   31,070
    7,070   Daiwa House Industry Co., Ltd.....   37,738
      856 + Hellenic Technodomiki SA..........    5,289
    3,571   Nishimatsu Construstion Co., Ltd..   10,302
    9,000 + Sekisui House, Ltd. ADR...........   65,129
    2,016 + Sumitomo Forestry Co..............   10,975
    7,867 + Taylor Woodrow, PLC...............   21,900
    5,300 + Wimpey George, PLC................   19,782
                                               --------
                                                219,038
                                               --------
            HOSPITAL SUPPLIES - 0.10%
    1,000 + Fresenius Medical Care AG.........   45,128
    2,700 + Terumo Corp.......................   36,107
                                               --------
                                                 81,235
                                               --------
            HOUSEHOLD PRODUCTS - 1.03%
      300   Aderans Co........................    6,821
      839 + Beiersdorf AG.....................   83,242
      117 + Givaudan AG.......................   48,587
    6,950 + Kanebo, Ltd.......................    7,363
    8,000 + KAO Corp..........................  171,461
    5,490 + L'Oreal SA........................  391,288
    1,921   Noritake Co., Ltd.................    5,323
    4,067 + Reckitt Benckiser, PLC............   70,650
    5,000 + Shiseido Co.......................   59,327
    9,700   Waterford Wedgewood, PLC /(1)/....    5,492
                                               --------
                                                849,554
                                               --------
            HUMAN RESOURCES - 0.19%
    1,984 + Adecco SA.........................   92,140
    8,959 + Capita Group, PLC.................   38,037
      516   Meitec Corp.......................   12,489
    1,601   Vedior NV.........................   12,643
                                               --------
                                                155,309
                                               --------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-----------------------------------------------------------
            INFORMATION PROCESSING -
            HARDWARE - 0.10%
    3,292 + Casio Computer Co., Ltd............... $ 19,718
      602 + Logitech International SA.............   22,022
      680   Nidec Corp............................   44,498
                                                   --------
                                                     86,238
                                                   --------
            INFORMATION PROCESSING -
            SERVICES - 0.26%
    1,495 + BTG, PLC..............................    2,464
    8,757 + CMG, PLC..............................   11,236
    6,662 + Computershare, Ltd....................    7,391
    1,000   CSK Corp..............................   24,448
    4,000 + Digiland International, Ltd...........      272
      400 + EDB Business Partner ASA..............    1,091
    4,469 + Getronics NV..........................    4,128
    6,376 + Logica, PLC...........................   17,130
        2   Net One Systems Co., Ltd..............    9,828
      100   Nippon System Development Co., Ltd....    1,569
       10   NTT Data Corp.........................   29,989
    2,899 + Pace Micro Technology, PLC............      800
   39,883 + SEAT Pagine Gialle SpA................   32,486
    3,600 + Softbank Corp.........................   40,779
    5,985 + Spirent, PLC..........................    1,457
    1,190   TietoEnator Oyj.......................   18,795
      278   Trans Cosmos, Inc.....................    3,659
    4,471   Wm-data AB............................    6,210
                                                   --------
                                                    213,732
                                                   --------
            INFORMATION PROCESSING -
            SOFTWARE - 0.53%
      436 + Business Objects SA...................    9,060
    1,141 + Dassault Systemes SA..................   32,234
      428   Fuji Soft ABC, Inc....................    8,336
      100 + Hitachi Software Engineering Co., Ltd.    2,706
      373 + Iona Technologies, PLC................    1,223
    8,229   Misys, PLC............................   30,459
      200 + Oracle Corp...........................    5,851
   17,242 + Sage Group, PLC.......................   42,032
    3,200 + SAP AG................................  280,236
      100 + Software AG Darmst....................    1,214
      400 + Topdanmark AS.........................    9,791
      500 + Trend Micro, Inc......................   11,490
                                                   --------
                                                    434,632
                                                   --------

--------------------------------------------------------------------------------

                                                                             49
 INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED November 30, 2002


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
----------------------------------------------------------------
            INSURANCE - 4.27%
   16,229 + Aegon NV................................. $  261,967
    4,828 + Alleanza Assicurazioni SpA...............     40,525
    2,788 + Allianz AG...............................    310,733
   15,758 + Assicurazioni Generali SpA...............    314,473
   22,139   AXA......................................    355,167
   32,161 + CGNU, PLC................................    274,342
    1,943 + Corp Mapfre SA...........................     14,514
   26,701 + ING Groep NV.............................    507,924
    9,978 + Insurance Australia Group, Ltd...........     14,312
       18 + Millea Holdings, Inc.....................    138,326
   18,996 + Mitsui Sumitomo Insurance Co., Ltd.......     82,511
    1,520   Munchener Ruckversicherungs AG...........    211,385
      400 + Pohjola Yhtyma Oyj.......................      5,960
   28,421 + Prudential, PLC..........................    236,693
    7,927   QBE Insurance Group, Ltd.................     35,532
    5,450 + Riunione Adriatica di Sicurta SpA........     68,213
   10,264 + Royal & Sun Alliance Insurance Group, PLC     23,505
   13,870 + Skandia Forsakrings AB...................     40,820
    3,568 + Storebrand ASA...........................     14,987
    4,190 + Swiss Reinsurance........................    313,034
    5,000 + Yasuda F&M Insurance.....................     28,034
    1,995   Zurich Financial Services Group..........    214,505
                                                      ----------
                                                       3,507,462
                                                      ----------
            LEISURE AND TOURISM - 1.23%
    2,829 + Accor SA.................................     99,003
    1,683 + Amadeus Global Travel SA.................      8,643
      100 + Ariake Co................................      2,909
    5,148 + Aristocrat Leisure, Ltd..................     14,855
    2,516 + Autogrill SpA............................     22,943
    6,419 + Brisa-Auto Estradas de Portugal SA.......     32,838
      300 + Capcom Co., Ltd..........................      6,039
      235 + Club Mediterranee SA.....................      5,743
      950   Creative Technology, Ltd.................      7,851
   11,248 + EMI Group, PLC...........................     28,863
   39,482 + Granada, PLC.............................     58,639
    5,000 + Hotel Properties, Ltd....................      2,576
    1,561   Konami Co................................     40,453
       43 + Kuoni Reisen Holding AG..................      8,972
   22,432 + Ladbroke Group, PLC......................     64,278
    6,678 + MyTravel Group, PLC......................      3,064
      668   Namco, Ltd...............................     10,757
      767 + NH Hoteles SA............................      7,139

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            LEISURE AND TOURISM - Continued
    1,700 + Nintendo Co., Ltd................... $  180,099
      120 + Opticom AS..........................      1,497
      971   Oriental Land Co., Ltd..............     58,635
    9,880 + P & O Princess Cruises, PLC.........     76,520
      929 + Publishing & Broadcasting, Ltd......      4,258
    8,020   Rank Group, PLC.....................     35,173
      900   Sanrio Co., Ltd.....................      4,745
   24,000 + Shangri La Asia, Ltd................     15,542
   12,354 + Six Continents, PLC.................    108,553
    1,464 + Sky City Entertainment, Ltd.........      5,413
    1,845   Sol Melia SA........................      8,596
   16,929   Stagecoach Group, PLC...............      4,739
    3,568 + Tab Corp., Ltd......................      5,957
    3,727 + Tab Corp. Holdings, Ltd.............     22,991
    2,869 + TelePizza SA........................      2,707
    3,200   Toho Co.............................     31,033
    1,000   Yamaha Motor Co.....................      7,685
      676 + Zodiac SA...........................     13,853
                                                 ----------
                                                  1,013,561
                                                 ----------
            MACHINERY - 1.19%
    3,863   Amada Co., Ltd......................     12,152
    1,828   Atlas Copco AB, Series A............     42,112
      995   Atlas Copco AB, Series B............     21,332
    6,530 + BBA Group, PLC......................     20,819
      600   Buderus AG..........................     13,541
      176 + BWT AG..............................      1,626
    1,379   Daifuku Co., Ltd....................      4,079
    3,010   Daikin Industries, Ltd..............     49,304
    4,000   Ebara Corp..........................     13,952
       50   Fischer Georg AG....................      5,048
    8,280   FKI, PLC............................     12,330
      600 + FLS Industries A/S..................      4,494
      628 + Fuji Machine Manufacturing Co., Ltd.      4,811
    2,212 + Grupo Dragados SA...................     34,937
    5,015 + IMI, PLC............................     21,585
   17,596   Ishikawajima-Harima Heavy Industries
             Co., Ltd...........................     18,928
   12,000   Kajima Corp.........................     30,120
      100   KCI Konecranes International........      2,270
   13,000 + Komatsu, Ltd........................     46,296
      905   Komori Corp.........................      8,459
      720   Kone Corp...........................     20,527
    2,000   Koyo Seiko Co., Ltd.................      8,785

 NUMBER                                        MARKET
OF SHARES                                      VALUE
------------------------------------------------------
            MACHINERY - Continued
   17,000   Kubota Corp...................... $ 45,440
    1,344 + Kyowa Exeo Corp..................    3,669
    3,026 + Leighton Holdings, Ltd...........   15,429
    2,000 + Makita Corp......................   14,587
    1,900 + Man AG...........................   28,688
    1,750 + Metso Oyj........................   18,253
    5,125   Minebea Co., Ltd.................   22,428
   46,000 + Mitsubishi Heavy Industries, Ltd.  116,584
    1,149   Mori Seiki Co., Ltd..............    6,255
      100 + NEG Micon USA, Inc...............    1,732
    7,077   NSK, Ltd.........................   19,551
    6,277   NTN Corp.........................   21,229
    1,500 + Rautaruukki Oyj..................    5,066
      270 + RHI AG...........................    1,743
    4,569 + Rolls-Royce, PLC.................    9,237
    3,700 + Sandvik AB.......................   89,113
    1,540   Shimano, Inc.....................   22,151
    4,000   Showa Shell Sekiyu...............   24,480
      600   SKF AB, Class A..................   16,898
      923   SKF AB, Class B..................   26,096
       47 + Sulzer AG........................    6,358
    8,000 + Sumitomo Heavy Industries, Ltd...    5,020
    1,066   Takuma Co........................    7,010
      700   THK Co...........................    9,287
    2,500 + Tomra Systems ASA................   21,990
    1,100 + Toyota Industries Corp...........   16,396
      600 + Wartsila Oyj.....................    7,122
                                              --------
                                               979,319
                                              --------
            MEDICAL TECHNOLOGY - 0.37%
    9,151   Amersham, PLC....................   82,259
    3,921 + Celltech Group, PLC..............   20,504
    2,000 + Datacraft Asia, Ltd..............    1,480
      278 + Gen-Probe, Inc. /(4)/............    6,297
      150 + Nobel Biocare Holding AG.........    8,440
       50 + Serono SA........................   29,278
    1,000 + Skylark Co.......................   14,343
   13,190 + Smith & Nephew, PLC..............   77,232
    5,467 + SNIA SPA.........................    9,721
      121 + Sulzer Medica AG.................   19,383
       31   Synthes-Stratec, Inc.............   18,340
       93 + Tecan Group AG...................    3,030
    2,421 + Zeltia SA........................   16,353
                                              --------
                                               306,660
                                              --------

--------------------------------------------------------------------------------

50
                                                              November 30, 2002
INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                          MARKET
OF SHARES                                        VALUE
---------------------------------------------------------
            METALS - 1.83%
      751   Acerinox SA....................... $   29,087
      120   Alum Co...........................      2,563
    5,012 + Arcelor...........................     65,718
   52,800 + BHP Billiton, Ltd.................    299,389
   17,603 + BHP Billiton, PLC.................     93,353
   44,520 + Corus Group, PLC..................     23,714
    1,000 + Dowa Mining Co., Ltd..............      4,058
    7,093 + Hennes & Mauritz AB, Class B......    149,331
      200   Hoganas AB, Class B...............      3,836
    2,947 + Iluka Resources, Ltd..............      7,463
    5,520 + JFE Holding, Inc..................     64,822
   28,493 + MIM Holdings, Ltd.................     24,745
   14,000 + Mitsubishi Materials Corp.........     15,744
    7,977 + Mitsui Mining & Smelting Co., Ltd.     19,957
    2,000 + NatSteel, Ltd.....................      2,321
    3,989 + Newcrest Mining, Ltd..............     12,919
   87,389 + Nippon Steel Corp.................    106,112
    7,259 + OneSteel, Ltd.....................      6,670
    1,600   Outokumpu Oyj.....................     15,496
    4,435 + Rio Tinto, Ltd....................     86,128
   15,184 + Rio Tinto, PLC....................    307,456
      400 + SAPA AB...........................      7,187
    1,962 + Sons Of Gwalia, Ltd...............      2,342
    1,200   SSAB Svenskt Stal AB..............     13,955
   47,000 + Sumitomo Metal Industries, Ltd....     17,236
    7,341   Sumitomo Metal Mining Co., Ltd....     24,468
      290   Umicore...........................     12,053
    1,220   Viohalco..........................      5,502
      142   Voest Alpine AG...................      3,611
   15,757 + WMC, Ltd..........................     73,454
                                               ----------
                                                1,500,690
                                               ----------
            MISCELLANEOUS - 0.76%
    2,918 + ACESA Infraestructuras SA.........     31,073
    1,497   Agfa-Gevaert NV...................     30,395
      820   Attica Enterprise Holding SA......      2,281
   14,344 + Autostrade SpA....................    135,789
    6,973 + Fuji Photo Film Co., Ltd..........    226,164
    1,381 + Groupe Bruxelles Lambert SA.......     55,366
    4,336   Konica Corp.......................     31,236
    4,485 + Nikon Corp........................     36,257
    3,206 + Olympus Optical Co., Ltd..........     52,515
      300 + SGL Carbon AG.....................      2,313
    1,000   Tokyo Style Co....................      8,280
    6,904 + Transurban Group..................     15,860
                                               ----------
                                                  627,529
                                               ----------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
---------------------------------------------------------
            MULTIMEDIA - 0.31%
    9,581   Carlton Communications, PLC....... $   25,405
   25,372 + News Corp., Ltd...................    180,543
      451 + PT Multimedia SGPS................      4,032
    2,659 + Terra Networks SA.................     13,682
      756 + Thomson...........................     16,754
    2,301 + Tiscali SpA.......................     13,371
                                               ----------
                                                  253,787
                                               ----------
            OIL AND GAS - 8.98%
    5,130   Australian Gas Light Co., Ltd.....     29,318
   50,323 + BG Group, PLC.....................    189,395
  320,151 + BP, PLC...........................  2,083,707
   48,509 + ENI-Ente Nazionale Idrocarburi SpA    704,485
    3,000 + Fortum Oyj........................     17,225
    4,151 + Gas Natural SDG SA................     79,252
    1,304   Hellenic Petroleum SA.............      8,031
      426 + IHC Caland NV.....................     20,524
    7,000 + Nippon Mining Holdings, Inc.......      9,070
   21,000 + Nippon Oil Corp...................     83,856
    3,044 + Norsk Hydro ASA...................    121,214
      289 + OMV AG............................     26,038
   31,188   Osaka Gas Co., Ltd................     72,944
    1,476 + Petroleum Geo Services ASA........        523
   15,673 + Repsol YPF SA.....................    197,101
   29,973 + Royal Dutch Petroleum Co..........  1,311,232
    8,834 + Santos, Ltd.......................     29,698
    6,127 + Scottish & Southern Energy, PLC...     59,030
   69,550 + Shell Transport & Trading Co., PLC    451,045
    6,200 + Statoil ASA.......................     45,234
    3,711   Teikoku Oil Co....................     13,579
   38,077   Tokyo Gas Co., Ltd................    113,260
    2,000 + TonenGeneral Sekiyu KK............     12,925
    9,554 + TotalFinaElf SA, Class B..........  1,282,161
    9,300 + VEBA AG...........................    397,240
    3,328 + Woodside Petroleum................     22,264
                                               ----------
                                                7,380,351
                                               ----------
            PAPER/FOREST PRODUCTS - 0.78%
    9,208 + Amcor, Ltd........................     42,306
    6,613   Bunzl, PLC........................     43,915
   18,614 + Carter Holt Harvey, Ltd...........     15,861
   12,565 + Fletcher Challenge Forest, Ltd....      1,315
      300 + Holmen AB, Series B...............      7,969

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
            PAPER/FOREST PRODUCTS - Continued
    7,000   Kvaerner ASA.......................... $    4,057
      154   Mayr-Melnhof Karton AG................     10,909
    4,000 + Mitsubishi Paper Mills, Ltd...........      4,629
      460 + MJ Maillis SA.........................      2,221
       13 + Nippon Unipac Holdings................     58,797
    1,500 + Norske Skogsindustrier ASA............     23,728
   12,528   OJI Paper Co., Ltd....................     53,395
    4,587 + PaperlinX, Ltd........................     12,491
        6 + Portucel--Empresa Produtora de Pasta e
             Papel SA.............................          7
    6,128   Rexam, PLC............................     36,691
      921 + Smurfit-Stone Container Corp..........     13,428
    9,422   Southcorp, Ltd........................     24,865
    4,600 + Stora Enso Oyj........................     56,204
    3,000 + Svenska Cellulosa AB..................    103,834
    3,522 + UPM-Kymmene Oyj.......................    127,383
                                                   ----------
                                                      644,005
                                                   ----------
            PUBLISHING - 1.27%
      350   Amer Group............................     11,362
    2,557 + Arnoldo Mondadori Editore SpA.........     18,237
   10,000   Dai Nippon Printing Co., Ltd..........    118,491
    2,173 + Daily Mail & General Trust............     22,237
    3,685 + Gruppo Editoriale L'Espresso SpA......     14,313
      919 + Independent Newspapers, Ltd...........      1,310
    6,915   Independent Newspapers, PLC...........     10,097
    3,666 + John Fairfax Holdings, Ltd............      6,347
    1,880   Lagardere SCA.........................     86,185
      380 + Lambrakis Press SA....................      1,015
   11,418 + Pearson, PLC..........................    131,315
    9,980 + Reed Elsevier NV......................    123,425
   18,041 + Reed Elsevier, PLC....................    158,524
   20,419 + Reuters Group, PLC....................     74,626
      800 + Schibsted ASA.........................      8,073
   14,372 + SCMP Group, Ltd.......................      6,358
    5,000   Singapore Press Holdings, Ltd.........     56,040
    9,477   Toppan Printing Co....................     69,739
    2,390   United Business Media, PLC............     11,653
    1,525 + VNU NV................................     45,521
    4,033 + Wolters Kluwer NV.....................     71,711
                                                   ----------
                                                    1,046,579
                                                   ----------

--------------------------------------------------------------------------------

                                                                             51
 INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED November 30, 2002


 NUMBER
   OF                                               MARKET
 SHARES                                             VALUE
-----------------------------------------------------------
         RAILROADS & EQUIPMENT - 0.74%
    20 + Central Japan Railway Co................. $124,847
    48   East Japan Railway Co....................  226,094
 6,582 + Keihin Electric Express Railway Co., Ltd.   29,448
 4,000   Keio Electric Railway Co., Ltd...........   21,449
23,072 + Kinki Nippon Railway Co., Ltd............   51,706
 9,500 + MTR Corp.................................   10,781
10,000 + RT Group, PLC............................   38,491
 4,000 + SMRT Corp., Ltd..........................    1,358
11,624 + Tobu Railway Co..........................   30,502
14,426 + Tokyu Corp...............................   50,199
     7   West Japan Railway Co....................   24,758
                                                   --------
                                                    609,633
                                                   --------
         REAL ESTATE - 1.46%
 4,000 + Allgreen Properties, Ltd.................    2,185
 7,393 + British Land Co., PLC....................   50,474
 6,690 + BT Office Trust /(1)/....................    5,847
 8,792 + Canary Wharf Group, PLC..................   36,371
22,000 + CapitaLand, Ltd..........................   14,446
16,503   CFS Gandel Retail Trust /(1)/............   12,575
11,562 + Cheung Kong Holdings, Ltd................   84,879
 9,000   City Developments, Ltd...................   22,925
 8,200 + Deutsche Office Trust /(1)/..............    5,743
 1,500 + Drott AB.................................   16,203
 2,896 + Great Portland Estates, PLC..............    9,999
 4,037 + Hammerson, PLC...........................   30,984
 8,000 + Hang Lung Properties, Ltd................    7,489
 2,000 + Haw Par Corp., Ltd.......................    4,076
14,000 + Henderson Land Development...............   49,818
12,000   Hysan Development Co., Ltd...............    9,079
 6,544 + Land Securities Group, PLC...............   78,772
 6,133   Lend Lease Corp., Ltd....................   34,329
   757 + Metrovacesa SA...........................   16,355
 8,789 + Mirvac Group.............................   20,486
15,750   Mitsubishi Estate Co., Ltd...............  117,442
11,000 + Mitsui Fudosan Co., Ltd..................   78,885
26,000 + New World Development Co., Ltd...........   15,253
 2,311 + Pioneer Corp.............................   45,199
 1,000   Singapore Land, Ltd......................    1,811
38,000 + Sino Land Co.............................   13,278
 5,912   Slough Estates, PLC......................   31,146
11,631   Stockland Trust Group /(1)/..............   31,802

 NUMBER
   OF                                              MARKET
 SHARES                                            VALUE
-----------------------------------------------------------
         REAL ESTATE - Continued
 3,000   Sumitomo Realty & Development.......... $   12,884
21,395 + Sun Hung Kai Properties, Ltd...........    143,348
18,316 + Swire Pacific, Ltd.....................     74,923
   100 + TK Development.........................        675
   632 + Unibail SA.............................     39,457
 7,000 + United OverSeas Land, Ltd..............      6,736
 1,876   Vallehermoso SA........................     17,517
 3,089 + WCM Beteiligungs-und Grundbesitz AG....      8,377
21,000 + Wharf Holdings, Ltd....................     44,297
                                                 ----------
                                                  1,196,065
                                                 ----------
         REAL ESTATE INVESTMENT TRUSTS - 0.06%
 6,278 + AMP Diversified Property Trust /(1)/...      9,286
26,428   General Property Trust /(1)/...........     42,498
                                                 ----------
                                                     51,784
                                                 ----------
         RETAIL - 4.92%
 3,000 + 7-Eleven, Inc. (Japan).................     92,169
   500 + Altana AG..............................     22,430
   900 + Aoyama Trading Co., Ltd................     11,302
   200   Avex, Inc..............................      2,448
12,831 + Boots Co., PLC.........................    113,842
 8,103 + Carrefour SA...........................    355,449
 3,947   Citizen Watch Co., Ltd.................     19,524
15,100 + Coles Myer, Ltd........................     55,586
 2,978   Compagnie Financiere Richemont AG /(1)/     56,122
 3,477   Daimaru, Inc...........................     11,674
 5,638 + David Jones, Ltd.......................      3,380
   400 + Douglas Holding AG.....................      7,629
   340   Duty Free Shops........................      2,114
   456   FamilyMart Co., Ltd....................      9,290
   500   Fast Retailing Co., Ltd................     17,888
   210   Folli - Follie SA......................      3,350
14,353 + Great Universal Stores, PLC............    131,475
 2,120   Hankyu Department Stores, Inc..........     11,990
 5,268 + Harvey Norman Holdings, Ltd............      7,822
 1,600   Hoya Corp..............................    108,744
 2,694   Isetan Co., Ltd........................     20,615
 5,367   Ito-Yokado Co., Ltd....................    184,134
23,436   J. Sainsbury, PLC......................    107,703
 1,025 + Jeronimo Martins.......................      7,127
 4,015 + Jusco Co., Ltd.........................     98,485

 NUMBER
   OF                                      MARKET
 SHARES                                    VALUE
---------------------------------------------------
         RETAIL - Continued
   900   KarstadtQuelle AG.............. $   16,155
18,406 + Kingfisher, PLC................     63,476
 1,562   Kokuyo Co., Ltd................     13,149
11,146 + Koninklijke Ahold NV...........    153,124
 1,208 + Koninklijke Vendex KBB NV......     12,624
   300 + Lawson, Inc....................      8,092
 4,996   Marui Co., Ltd.................     49,875
 2,400   Metro AG.......................     58,361
 6,000   Mitsukoshi, Ltd................     12,811
 8,000 + Mycal Corp. /(3)/..............          1
 5,648 + Nestle SA......................  1,140,434
 4,300 + Novo-Nordisk A/S...............    132,288
   300 + Ostasiatiske Kompagni..........      6,661
 1,175 + Pinault-Printemps-Redoute SA...    103,880
 2,984   Rinascente SpA.................     13,190
 7,514 + Safeway, PLC...................     25,475
 1,841 + Sega Enterprises, Ltd..........     19,789
 3,614 + Seiyu, Ltd.....................     10,868
   400   Shimamura Co...................     25,817
12,093   Signet Group, PLC..............     16,409
   670   Societe BIC SA.................     22,069
   300   Suzuken Co., Ltd...............      6,992
 1,810   Swatch Group AG................     32,466
   488 + Swatch Group AG, Class B.......     43,849
 4,000   Takashimaya Co.................     15,516
99,334 + Tesco, PLC.....................    313,603
 2,295   UNY Co., Ltd...................     21,227
 3,687   Warehouse Group, Ltd...........     13,063
 3,199   Westfield Holdings.............     25,094
28,721   Westfield Trust /(1)/..........     55,680
14,814 + Woolworths, Ltd................     93,959
   600 + Yamada Denki Co................     14,058
 2,651   Yamaha Corp....................     25,557
 2,513   Yamazaki Baking Co.............     13,742
                                         ----------
                                          4,041,646
                                         ----------
         SECURITIES RELATED - 0.44%
   723   Australian Stock Exchange, Ltd.      4,675
   200 + Deutsche Boerse AG.............      7,967
 1,000 + Group 4 Falck A/S..............     23,475
27,000 + Nomura Holdings, Inc...........    324,325
 5,000 + Singapore Exchange.............      3,396
                                         ----------
                                            363,838
                                         ----------

--------------------------------------------------------------------------------

52
                                                              November 30, 2002
INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            SEMICONDUCTORS - 1.05%
   14,473 + ARM Holdings, PLC....................... $   15,193
    4,000 + ASM Pacific Technology..................      8,976
    6,326 + ASML Holding NV.........................     72,140
   12,000 + Chartered Semiconductor
             Manufacturing, Ltd.....................      7,744
      100   Fujitsu Support and Service, Inc........      1,436
   25,448 + Fujitsu, Ltd............................     90,834
    8,000 + Furukawa Electric, Co., Ltd.............     19,493
    2,500 + Infineon Technologies AG................     25,355
    1,608 + Rohm Co., Ltd...........................    224,604
   10,086   STMicroelectronics NV...................    257,787
    1,000   Sumitomo Bakelite.......................      4,588
    2,400 + Tokyo Electron, Ltd.....................    121,848
      131 + Unaxis Holding AG.......................     10,360
                                                     ----------
                                                        860,358
                                                     ----------
            TELECOMMUNICATIONS - 6.62%
   16,467   Alcatel SA..............................     94,055
      458   Altran Technologies SA..................      3,599
    1,000 + Anritsu Corp............................      4,686
      257 + Ascom Holding AG........................        908
  123,661 + BT Group, PLC...........................    403,867
   19,762 + Cable & Wireless, PLC...................     25,202
      375 + Comptel, PLC............................        499
       90 + e.Biscom SpA............................      2,879
    7,271 + France Telecom SA.......................    130,008
    3,595 + Hellenic Telecommunications
             Organization SA........................     39,282
      982 + Intracom SA.............................      5,560
   22,528 + Koninklijke (Royal) KPN NV..............    149,486
   39,775 + Marconi, PLC............................      1,311
    3,000 + Merkantildata ASA.......................      2,291
   67,572   Nokia Oyj...............................  1,302,179
      145 + NTT DoCoMo, Inc.........................    293,049
   14,215   Portugal Telecom, SGPS SA...............     96,160
   89,000 + Singapore Telecommunications, Ltd.......     65,997
   11,931 + Sonera Oyj..............................     68,147
    1,600 + Tandberg ASA............................     22,038
    2,470 + TDC A/S.................................     65,416
    1,675 + Tele2 AB, Class B.......................     43,850
   23,794 + Telecom Corp of New Zealand, Ltd........     57,267
  115,000 + Telefonaktiebolaget LM Ericsson, Class B    112,183
    7,800 + Telenor ASA.............................     31,698
   12,280 + Telewest Communications, PLC............        296

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            TELECOMMUNICATIONS - Continued
   17,000 + Telia............................... $   65,585
   73,408 + Telstra Corp., Ltd..................    187,966
   14,144 + THUS Group..........................      2,420
   58,683 + TIM SpA.............................    302,539
      897 + Tower, Ltd..........................        760
  971,629 + Vodafone Group, PLC.................  1,843,515
    2,323 + Vodafone-Panafon SA.................     13,153
                                                 ----------
                                                  5,437,851
                                                 ----------
            TEXTILE - PRODUCTS - 0.29%
    3,112   Inditex SA..........................     75,706
    5,461   Kuraray Co., Ltd....................     33,199
   19,000 + Marubeni Corp.......................     17,497
    8,042   Mitsubishi Rayon Co., Ltd...........     18,154
    2,532   Nisshinbo Industries, Inc...........      9,781
   12,277 + Teijin, Ltd.........................     30,115
   18,992 + Toray Industries, Inc...............     43,026
    8,876   Toyobo Co...........................     11,356
                                                 ----------
                                                    238,834
                                                 ----------
            TOBACCO - 0.60%
    4,303 + Altadis SA..........................     86,342
   27,977 + British American Tobacco, PLC.......    252,357
    3,715   Imperial Tobacco Group, PLC.........     52,749
       10 + Japan Tobacco, Inc..................     61,935
      250   Papastratos.........................      4,098
    4,799 + Swedish Match AB....................     32,532
                                                 ----------
                                                    490,013
                                                 ----------
            UTILITIES - COMMUNICATION - 2.45%
   31,981   Deutsche Telekom AG.................    388,526
       89 + Nippon Telegraph and Telephone Corp.    349,589
      505   Swisscom AG.........................    146,665
   39,082 + Telecom Italia SpA..................    319,118
   21,964   Telecom Italia SpA RNC..............    118,253
   64,570 + Telefonica SA.......................    656,800
      102 + Telefonica SA ADR /(4)/.............      3,082
    2,494 + Telekom Austria AG..................     22,544
    1,314 + TPI Telef Pub Info..................      4,803
                                                 ----------
                                                  2,009,380
                                                 ----------

  NUMBER                                                   MARKET
 OF SHARES                                                 VALUE
--------------------------------------------------------------------
            UTILITIES - ELECTRIC - 2.82%
      777   ACS Actividades Co.......................... $    23,101
    1,722 + Aggreko, PLC................................       3,937
    1,536 + Alstom......................................      11,504
    4,200   Chubu Electric Power Co., Inc...............      70,850
   31,500 + CLP Holdings, Ltd...........................     127,237
    6,577 + Contact Energy, Ltd.........................      12,519
      623   Electrabel..................................     146,421
   14,346 + Endesa SA...................................     169,725
   43,235 + Enel SpA....................................     219,461
      583 + Energy Development, Ltd.....................         748
   10,500   Hong Kong Electric Holdings, Ltd............      41,066
   12,215 + Iberdrola SA................................     157,982
   15,936 + International Power, PLC....................      26,333
   11,900   Kansai Electric Power Co., Inc..............     164,472
    2,700 + Kyushu Electric Power Co., Inc..............      36,789
   44,076   National Grid Transco, PLC..................     295,609
      286   Oesterreichisch Elektrizitatswirtschafts AG,
             Class A....................................      21,492
    4,398 + Origin Energy, Ltd..........................       8,871
    6,400   RWE AG, Class A.............................     179,598
   26,319 + Scottish Power, PLC.........................     138,348
    6,816   Tohoku Electric Power Co., Inc..............      94,039
   18,300 + Tokyo Electric Power Co., Inc...............     310,195
    4,128   Union Electric Fenosa SA....................      54,824
                                                         -----------
                                                           2,315,121
                                                         -----------
            UTILITIES - GAS, DISTRIBUTION - 0.36%
   60,207 + Centrica, PLC...............................     158,241
   70,400   Hong Kong & China Gas Co., Ltd..............      93,434
    3,727   Italgas SPA.................................      47,500
                                                         -----------
                                                             299,175
                                                         -----------
            WATER SERVICES - 0.77%
    1,410 + Aguas de Barcelona..........................      13,320
      460 + Athens Water Supply & Sewage Co. SA.........       1,883
    2,520 + AWG, PLC....................................      15,892
1,861,884 + AWG, PLC--Redeemable Shares.................       2,606
    2,805 + Kelda Group, PLC............................      16,446
    1,610   Kurita Water Industries, Ltd................      15,469
    2,449 + Severn Trent, PLC...........................      23,652
    7,500 + Suez Lyonnaise des Eaux SA..................          74
   13,112 + Suez SA.....................................     239,656
    7,892   United Utilities, PLC.......................      73,887
   13,932 + Vivendi Universal SA........................     226,827
                                                         -----------
                                                             629,712
                                                         -----------
            TOTAL COMMON STOCK
            (Cost $99,421,424)..........................  78,055,678
                                                         -----------

                                                                             53
 INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED November 30, 2002


 NUMBER                                    MARKET
OF SHARES                                  VALUE
--------------------------------------------------
          PREFERRED STOCK - 0.37%
          AUTOMOTIVE - 0.10%
    1,474 Fiat SpA 6.16%................. $  8,185
       56 Porsche AG 0.64%...............   26,039
    1,500 Volkswagen AG 4.72%............   44,239
                                          --------
                                            78,463
                                          --------
          BUILDING MATERIALS - 0.00%
   23,753 Fletcher Challenge Forest, Ltd.    2,367
                                          --------
          HOSPITAL SUPPLIES - 0.01%
      200 Fresenius Medical Care AG 2.88%    6,586
                                          --------
          HOUSEHOLD PRODUCTS - 0.01%
      200 Wella AG 0.95%.................   11,310
                                          --------
          LEISURE AND TOURISM - 0.01%
    1,665 ProSiebenSat.1 Media AG 2.54%..   11,511
                                          --------
          MACHINERY - 0.01%
       80 Schindler Holding AG 1.95%.....   13,408
                                          --------
          MULTIMEDIA - 0.20%
   27,419 News Corp., Ltd. 0.74%.........  163,922
                                          --------
          TEXTILE - PRODUCTS - 0.01%
      700 Boss Hugo AG 7.49%.............    7,023
                                          --------
          UTILITIES - ELECTRIC 0.02%
      600 RWE AG 4.58%...................   14,030
                                          --------
          TOTAL PREFERRED STOCK
          (Cost $378,467)................  308,620
                                          --------
          RIGHTS+ - 0.00%
          COMMERCIAL SERVICES - 0.00%
    3,501 SembCorp Industries, Ltd.......      108
                                          --------
          METALS - 0.00%
    1,600 Outokumpu Oyj..................    1,925
                                          --------
          WATER SERVICES - 0.00%
    1,410 Aguas de Barcelona.............      112
                                          --------
          TOTAL RIGHTS
          (Cost $1,664)..................    2,145
                                          --------

   PAR                                                 MARKET
  VALUE                                                VALUE
----------------------------------------------------------------
           CORPORATE BONDS - 0.06%
           AEROSPACE/DEFENSE - 0.02%
$    9,456 BAE Systems, PLC:
             7.45% due 11/29/03.................... $     15,020
                                                    ------------
           CONGLOMERATES - 0.01%
     8,000 TUI AG:
             2.13% due 6/17/04.....................        7,569
                                                    ------------
           OIL AND GAS - 0.03%
           Transco Holdings PLC:
     5,000   7.00% due 12/16/24....................        8,328
     5,000   5.31% due 12/14/09 /(2)/..............        7,708
     5,000   4.19% due 12/14/22 /(2)/..............        8,331
                                                    ------------
                                                          24,367
                                                    ------------
           TOTAL CORPORATE BONDS
           (Cost $38,391)..........................       46,956
                                                    ------------
           SHORT-TERM INVESTMENTS - 9.14%
           COLLECTIVE INVESTMENT POOL - 0.01%
    10,434 Securities Lending Quality Trust /(5)/..       10,434
                                                    ------------
           REPURCHASE AGREEMENT - 8.59%
 7,058,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.22%, dated
            11/29/02, to be repurchased 12/2/02 in
            the amount of $7,058,718 and
            collateralized by Federal National Mtg.
            Assn. Notes, bearing interest at 2.15%
            due 11/15/04 and having an
            approximate value of $7,272,426 @......    7,058,000
                                                    ------------
           U.S. TREASURY BILLS - 0.54%
           United States Treasury Bills:
   400,000   1.48% due 12/26/02....................      399,589
    40,000   1.17% due 1/16/03.....................       39,940
                                                    ------------
                                                         439,529
                                                    ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $7,507,963).......................    7,507,963
                                                    ------------
           TOTAL INVESTMENTS
           (Cost $107,347,909) - 104.56%...........   85,921,362
           Other assets and liabilities,
            net - (4.56)%..........................  (3,748,918)
                                                    ------------
           NET ASSETS - 100%....................... $ 82,172,444
                                                    ------------

     +  Non-income producing
     @ The security or a portion thereof represents collateral for open futures contracts.
    ADR - American Depository Receipt
  /(1)/ Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
  /(2)/ Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each downgrade or upgrade. The rate reflected is as of November 30, 2002.
  /(3)/ Fair valued security (see Note 2).
  /(4)/ The security or a portion thereof is out on loan (see
        Note 2).
  /(5)/ The security is purchased with the cash collateral received from securities loaned.

                                               UNREALIZED
                                             APPRECIATION/
CONTRACTS                                    (DEPRECIATION)
-----------------------------------------------------------
          FUTURES CONTRACTS PURCHASED
          (Delivery month/Value at 11/30/02)
  10/(6)/ SPI 200 Index
          (December 2002/$1,713)............    $  5,071
  26/(7)/ DJ Euro STOXX 50 Index
          (December 2002/$2,623)............      48,517
  54/(8)/ MSCI Pan Euro Index
          (December 2002/$788)..............      26,849
  21/(9)/ FTSE 100 Index
          (December 2002/$6,487)............      58,913
  4/(10)/ TOPIX Index
          (December 2002/$7)................     (7,630)
 10/(11)/ NIKKEI 225 Index
          (December 2002/$9,130)............       9,800
                                                --------
                                                $141,520
                                                --------
          /(6)/  Per 25
          /(7)/  Per 10
          /(8)/  Per 20
          /(9)/  Per 10
          /(10)/ Per 10,000
          /(11)/ Per 5

54
                    INTERNATIONAL GROWTH I FUND (Unaudited)
                                                              November 30, 2002


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year   Since Inception*
                       ------------------------------------
                       (14.60%) (13.60%)      (21.26%)
                       ------------------------------------

* Inception date of Fund: December 11, 2000



                                    [CHART]


Growth of $10,000 Investment

        International Growth I Fund   MSCI EAFE Index
        ---------------------------   ---------------
12/8/00        $10,000.00               $10,000.00
12/29/00         9,920.00                10,083.24
3/30/01          8,290.00                 8,701.07
6/29/01          8,085.94                 8,610.15
9/28/01          7,082.19                 7,404.74
12/31/01         7,337.52                 7,921.12
3/28/02          7,287.19                 7,961.40
6/28/02          7,126.15                 7,792.65
9/30/02          5,777.61                 6,254.87
11/29/02         6,232.00                 6,890.17
For the six months ended November 30, 2002, the International Growth I Fund returned -14.60% compared to -15.10% for the MSCI EAFE Index.

The Morgan Stanley Capital International, Europe, Australasia and Far East Index (MSCI EAFE) Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                   1. Vodafone Group, PLC.............. 2.48%
                   2. UBS AG........................... 2.29%
                   3. Samsung Electronics Co., Ltd..... 2.24%
                   4. Nokia Corp. ADR.................. 2.18%
                   5. Royal Bank of Scotland Group, PLC 2.11%
                   6. Royal Dutch Petroleum Co......... 1.99%
                   7. Novartis AG...................... 1.96%
                   8. UniCredito Italiano SpA.......... 1.83%
                   9. Canon, Inc....................... 1.80%
                  10. AstraZeneca, PLC................. 1.55%

MANAGEMENT OVERVIEW
A discussion with American Century Investment Management, Inc.

How did you manage the portfolio over the past semi-annual period?
The global economy continued to struggle during the six months covered in this report. Corporate accounting scandals, weak growth in the U.S. economy, the threat of war in Iraq, and declining confidence among businesses and consumers all took a toll on international markets.

Despite one of the most challenging investing environments in recent memory, the Fund continued to follow its "bottom-up" investment process of searching for individual businesses with improving earnings. Early in the period, our process led us to companies that appeared well-positioned to withstand economic turmoil, such as food and beverage firms, and those that make and sell consumer products. Toward the period's end, we found opportunities in areas that are more economically sensitive, particularly select technology and telecommunications companies.

Sectors contributing to performance included financials, the consumer noncyclical sector and technology.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
We increased our stake in the technology and telecommunications sectors, which were the top two contributors. The sectors advanced in tandem as improving business conditions lifted the wireless telecommunications industry. Providers of mobile phone service benefited from higher average revenue per user, lower subscriber acquisition costs and increasing use of mobile phones for data services. Those trends boosted London's Vodafone Group, one of the world's largest providers of mobile phone service.

The improving cellular market also lifted companies that make mobile phones and their computer chips. As a result, International's technology sector advanced and outperformed the index. Holdings in the semiconductor and electrical equipment industries led the advance. South Korea's Samsung Electronics, one of the world's biggest semiconductor makers, was among the Fund's top contributors during the period.

Economic uncertainty and volatile markets diminished the financial sector, the Fund's heaviest weighting and one of the period's largest detractors.

Banks, which accounted for a significant portion of the portfolio, declined partly on concern that slowing economic growth would hamper lending and increase bad debts. Those issues affected BNP Paribas, France's largest lender, and Societe Generale, the country's third-largest bank. They were also hampered by the slowdown in their investment banking units. We eliminated Societe Generale, and reduced BNP.

We also eliminated Switzerland's Credit Suisse, formerly a top holding and one of the period's biggest detractors. Credit Suisse is a diverse financial firm, with an insurance subsidiary that was heavily invested in equities. As the value of those holdings fell with the markets, Credit Suisse's insurance arm required an injection of capital that diminished the company's potential for acceleration.

What is your investment outlook for the next fiscal period?
Although the global economy remains fragile, there are pockets of strength and signs the worst may be behind us. They include renewed confidence among consumers and signs of increased spending among some businesses.

We follow a long-held investment process. Our disciplined approach, coupled with extensive research and analysis, is designed to lead us to strong, growing companies. Our strategy underscores American Century's belief that investing in decidedly successful businesses showing accelerating growth is the best way to generate positive results over time.

As always, our job is to ensure that our portfolios are filled with such growing companies.



--------------------------------------------------------------------------------

                                                                             55
November 30, 2002
       INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
            COMMON STOCK - 98.66%
            APPAREL & PRODUCTS - 1.75%
   30,800   Gucci Group NV /(1)/................ $ 2,775,080
  630,394 + Marks & Spencer Group, PLC..........   3,362,734
                                                 -----------
                                                   6,137,814
                                                 -----------
            AUTOMOTIVE - 1.44%
  132,000   Bridgestone Corp....................   1,763,084
  412,000 + Nissan Motor Co., Ltd...............   3,280,287
                                                 -----------
                                                   5,043,371
                                                 -----------
            BANKS - 14.22%
  151,091 + Alliance & Leicester, PLC...........   1,926,809
  287,526 + Allied Irish Banks., PLC (London)...   4,021,443
   62,100 + Banco Popular Espanol SA /(1)/......   2,649,457
  304,900 + Bank of Ireland.....................   3,304,336
   80,312 + BNP Paribas SA......................   3,270,893
   99,700 + Credit Lyonnais SA /(1)/............   4,976,607
  120,100 + Danske Bank A/S.....................   2,008,066
    7,052   Erste Bank Der Oesterreichischen
             Sparkassen AG......................     381,778
  198,000 + ForeningsSparbanken AB..............   2,444,391
  462,000 + HSBC Holdings, PLC (HKD) /(1)/......   5,420,693
  487,130 + Nordea AB (Swedish Krone)...........   2,378,680
  289,523 + Royal Bank of Scotland Group, PLC...   7,420,388
  121,400   Svenska Handelsbanken AB, Series A..   1,699,455
  159,897 + UBS AG..............................   8,044,624
                                                 -----------
                                                  49,947,620
                                                 -----------
            BEVERAGES - 0.74%
   68,622 + Heineken NV.........................   2,588,249
                                                 -----------
            BROADCASTING - 2.02%
  202,600 + British Sky Broadcasting Group, PLC.   2,070,099
  305,571 + Mediaset SpA........................   2,583,115
   81,400   Societe Television Francaise 1 /(1)/   2,445,974
                                                 -----------
                                                   7,099,188
                                                 -----------
            BUILDING MATERIALS - 1.21%
  452,000   Asahi Glass Co., Ltd. /(1)/.........   2,917,317
   99,400 + Assa Abloy AB.......................   1,325,743
                                                 -----------
                                                   4,243,060
                                                 -----------

  NUMBER                                               MARKET
 OF SHARES                                             VALUE
----------------------------------------------------------------
            CHEMICAL - 2.58%
   82,000 + BASF AG /(1)/........................... $ 3,152,295
   31,227   CIBA Specialty Chemicals Holding, Inc...   2,254,145
   95,599 + Johnson Matthey, PLC....................   1,278,610
   24,012 + Lonza Group AG..........................   1,461,811
   26,000 + Shin Etsu Chemical Co...................     923,804
                                                     -----------
                                                       9,070,665
                                                     -----------
            COMMERCIAL SERVICES - 1.29%
  106,300 + Accenture, Ltd., Class A................   2,046,275
  762,973 + Rentokil Initial, PLC...................   2,497,742
                                                     -----------
                                                       4,544,017
                                                     -----------
            DRUGS - 10.26%
  142,900 + AstraZeneca, PLC........................   5,435,944
   56,000 + Fujisawa Pharmaceutical Co., Ltd........   1,213,919
  126,407   GlaxoSmithKline, PLC....................   4,803,466
  185,395 + Novartis AG.............................   6,887,972
   47,100 + Rhone Poulenc SA........................   2,617,719
   72,573   Roche Holdings AG-Genusschein...........   5,153,257
   52,360 + Sanofi-Synthelabo SA....................   3,089,500
  123,000 + Takeda Chemical Industries, Ltd.........   5,162,171
   21,142   Teva Pharmaceutical Industries, Ltd. ADR   1,671,487
                                                     -----------
                                                      36,035,435
                                                     -----------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 8.15%
  166,000   Canon, Inc..............................   6,317,497
  103,894   Koninklijke Philips Electronics NV......   2,246,188
   25,310 + LG Electronics, Inc.....................   1,026,196
   24,290 + Samsung Electronics Co., Ltd............   7,858,410
   35,200 + Schneider SA............................   1,708,084
  325,000   Sharp Corp..............................   3,525,181
    9,600   SMC Corp................................     880,906
   55,300 + Sony Corp...............................   2,442,556
  809,000 + Toshiba Corp............................   2,630,519
                                                     -----------
                                                      28,635,537
                                                     -----------
            FINANCIAL SERVICES - 3.25%
  434,700 + Amvescap, PLC...........................   3,204,456
1,007,000 + Legal & General Group, PLC..............   1,801,000
1,612,300 + UniCredito Italiano SpA /(1)/...........   6,422,325
                                                     -----------
                                                      11,427,781
                                                     -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
            FOODS - 2.63%
  171,000   Ajinomoto Co., Inc............... $1,708,467
   33,600   Groupe Danone....................  4,395,691
   53,598 + Unilever NV......................  3,119,955
                                              ----------
                                               9,224,113
                                              ----------
            FREIGHT - 0.76%
       42   D/S 1912.........................    233,143
  205,455 + Exel, PLC........................  2,444,356
                                              ----------
                                               2,677,499
                                              ----------
            GAS & PIPELINE UTILITIES - 0.33%
   80,600   TransCanada PipeLines, Ltd. /(1)/  1,159,005
                                              ----------
            HEALTHCARE - 0.48%
   42,000   Promotora de Informaciones SA....  1,669,662
                                              ----------
            HOUSEHOLD PRODUCTS - 1.76%
   83,000 + KAO Corp. /(1)/..................  1,778,909
  253,439 + Reckitt Benckiser, PLC...........  4,402,638
                                              ----------
                                               6,181,547
                                              ----------
            INFORMATION PROCESSING -
            SOFTWARE - 0.94%
    2,526   Infosys Technologies, Ltd. ADR...    210,290
   35,300 + SAP AG...........................  3,091,351
                                              ----------
                                               3,301,641
                                              ----------
            INSURANCE - 2.74%
  212,600 + Aegon NV.........................  3,431,774
 251,9004 + ING Groep NV.....................  4,791,804
    9,983   Munchener Ruckversicherungs AG...  1,388,325
                                              ----------
                                               9,611,903
                                              ----------
            LEISURE AND TOURISM - 2.25%
   99,840 + Accor SA.........................  3,493,971
  111,700 + Emap, PLC........................  1,450,528
   28,000 + Nintendo Co., Ltd................  2,966,343
                                              ----------
                                               7,910,842
                                              ----------
            MACHINERY - 1.58%
   78,900 + Grupo Dragados SA................  1,246,167
  106,546 + Grupo Ferrovial SA...............  2,557,032
   73,034 + Sandvik AB /(1)/.................  1,758,992
                                              ----------
                                               5,562,191
                                              ----------

--------------------------------------------------------------------------------

56
                                                              November 30, 2002
INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
            MEDICAL TECHNOLOGY - 0.65%
  138,500   Amersham, PLC........................... $ 1,244,984
  177,100 + Smith & Nephew, PLC.....................   1,036,979
                                                     -----------
                                                       2,281,963
                                                     -----------
            METALS - 1.72%
  727,594 + BHP Billiton, Ltd. /(1)/................   4,125,630
   90,700 + Hennes & Mauritz AB, Class B............   1,909,537
                                                     -----------
                                                       6,035,167
                                                     -----------
            MISCELLANEOUS - 0.71%
   66,100 + ACESA Infraestructuras SA /(1)/.........     703,880
  190,500 + Autostrade SpA /(1)/....................   1,803,391
                                                     -----------
                                                       2,507,271
                                                     -----------
            MULTIMEDIA - 0.82%
  406,000 + News Corp., Ltd.........................   2,889,019
                                                     -----------
            OIL AND GAS - 5.17%
  246,850 + ENI-Ente Nazionale Idrocarburi SpA /(1)/   3,584,946
   13,100   Lukoil ADR /(1)/........................     873,770
  160,617   Royal Dutch Petroleum Co................   6,994,870
   81,000   Surgutneftegaz ADR /(1)/................   1,352,700
   39,903 + TotalFinaElf SA, Class B................   5,355,043
                                                     -----------
                                                      18,161,329
                                                     -----------
            PAPER/FOREST PRODUCTS - 1.09%
   41,300 + Svenska Cellulosa AB....................   1,429,444
   66,700 + UPM-Kymmene Oyj.........................   2,412,396
                                                     -----------
                                                       3,841,840
                                                     -----------
            PUBLISHING - 4.42%
  123,000   Dai Nippon Printing Co., Ltd............   1,457,436
  213,024 + Daily Mail & General Trust..............   2,179,921
  223,200 + Pearson, PLC............................   2,566,958
  513,412 + Reed Elsevier, PLC......................   4,511,290
  121,113 + VNU NV..................................   3,615,242
   66,535 + Wolters Kluwer NV.......................   1,183,056
                                                     -----------
                                                      15,513,903
                                                     -----------
            RAILROADS & EQUIPMENT - 0.91%
   47,400   Canadian National Railway Co............   1,944,822
   61,653   Canadian Pacific Railway, Ltd...........   1,254,639
                                                     -----------
                                                       3,199,461
                                                     -----------

  NUMBER                                             MARKET
 OF SHARES                                           VALUE
--------------------------------------------------------------
            RETAIL - 4.25%
  189,700 + Boots Co., PLC....................... $  1,683,098
  425,500 + Great Universal Stores, PLC..........    3,897,635
   49,200   Hoya Corp............................    3,343,884
   20,686 + Nestle SA............................    4,176,880
   59,676 + Novo-Nordisk A/S.....................    1,835,914
                                                  ------------
                                                    14,937,411
                                                  ------------
            SECURITIES RELATED - 1.03%
   90,500 + Deutsche Boerse AG...................    3,604,915
                                                  ------------
            SEMICONDUCTORS - 0.62%
   42,800 + Tokyo Electron, Ltd..................    2,172,961
                                                  ------------
            TELECOMMUNICATIONS - 11.23%
  126,900   America Movil SA de CV ADR...........    1,922,535
2,406,000 + China Unicom, Ltd. /(1)/.............    1,835,711
   58,946 + France Telecom SA....................    1,053,972
      334 + KDDI Corp............................    1,099,633
  719,700 + Koninklijke (Royal) KPN NV...........    4,775,623
3,279,228 + mmO2, PLC............................    2,600,927
  398,893   Nokia Corp. ADR......................    7,662,734
  103,647   STMicroelectronics NV /(1)/..........    2,632,634
  105,600 + TDC A/S..............................    2,796,752
  570,000 + Telia /(1)/..........................    2,199,026
4,592,050 + Vodafone Group, PLC..................    8,712,700
  114,700   Vodafone Group, PLC ADR..............    2,150,625
                                                  ------------
                                                    39,442,872
                                                  ------------
            TEXTILE - PRODUCTS - 0.28%
   39,500   Inditex SA...........................      960,922
                                                  ------------
            TOBACCO - 1.13%
  114,100 + Altadis SA...........................    2,289,492
  192,206 + Gallaher Group, PLC..................    1,691,880
                                                  ------------
                                                     3,981,372
                                                  ------------
            UTILITIES - COMMUNICATION - 3.05%
    6,299   Swisscom AG..........................    1,829,391
  991,750   Telecom Italia SpA RNC...............    5,339,537
  346,900 + Telefonica SA........................    3,528,632
                                                  ------------
                                                    10,697,560
                                                  ------------
            UTILITIES - GAS, DISTRIBUTION - 0.90%
  801,000   Hong Kong & China Gas Co., Ltd.......    1,063,076
  676,172 + Snam Rete Gas /(1)/..................    2,088,910
                                                  ------------
                                                     3,151,986
                                                  ------------

   NUMBER                                                       MARKET
  OF SHARES                                                     VALUE
--------------------------------------------------------------------------
              WATER SERVICES - 0.30%
     63,740 + Vivendi Universal SA.......................... $   1,037,751
                                                             -------------
              TOTAL COMMON STOCK
              (Cost $336,806,289)...........................   346,488,843
                                                             -------------
     PAR
    VALUE
--------------
              SHORT-TERM INVESTMENTS - 11.71%
              COLLECTIVE INVESTMENT POOL - 10.68%
$37,490,233   Securities Lending Quality Trust/(2)/.........    37,490,233
                                                             -------------
              REPURCHASE AGREEMENT - 1.03%
  3,633,000   Agreement with State Street Bank &
               Trust Co., bearing interest at 1.22%,
               dated 11/29/02, to be repurchased
               12/2/02 in the amount of $3,633,369
               and collateralized by Federal National
               Mtg. Assn. Bonds, bearing interest at
               3.50%, due 9/15/04 and having an
               approximate value of $3,707,365..............     3,633,000
                                                             -------------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $41,123,233)............................    41,123,233
                                                             -------------
              TOTAL INVESTMENTS
              (Cost $377,929,522) - 110.37%.................   387,612,076
                                                             -------------
              Other assets and liabilities,
               net - (10.37)%...............................  (36,404,705)
                                                             -------------
              NET ASSETS - 100%............................. $ 351,207,371
                                                             -------------
              +  Non-income producing
           /(1)/ The security or a portion thereof is out
                 on loan (see Note 2).
           /(2)/ The security is purchased with the
                 cash collateral received from
                 securities loaned.

--------------------------------------------------------------------------------

                                                                             57
                        OPPORTUNITIES FUND (Unaudited)
November 30, 2002


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year   Since Inception*
                       ------------------------------------
                       (11.49%) (25.18%)      (33.32%)
                       ------------------------------------

*Inception date of Fund: October 2, 2000



                                    [CHART]


Growth of $10,000 Investment

         Opportunities Fund    S&P 500(R) Index
         ------------------    -------------
10/1/00     $10,000.00          $10,000.00
10/31/00      9,840.00            9,957.70
12/29/00      7,910.00            9,217.49
3/30/01       5,760.00            8,124.74
6/29/01       6,260.00            8,600.23
9/28/01       4,830.00            7,337.94
12/31/01      5,500.00            8,122.03
3/28/02       5,240.00            8,144.43
6/28/02       4,300.00            7,053.23
9/30/02       3,680.00            5,834.73
11/29/02      4,160.00            6,721.96

For the six months ended November 30, 2002, the Opportunities Fund returned -11.49% compared to -11.49% for the S&P 500(R) Index.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                         1. Microsoft Corp....... 8.01%
                         2. General Electric Co.. 6.55%
                         3. Pfizer, Inc.......... 6.37%
                         4. Intel Corp........... 4.73%
                         5. Johnson & Johnson.... 4.68%
                         6. Wal-Mart Stores, Inc. 4.47%
                         7. Ace, Ltd............. 3.17%
                         8. Fannie Mae........... 3.03%
                         9. Dell Computer Corp... 2.96%
                        10. Cisco Systems, Inc... 2.89%

MANAGEMENT OVERVIEW
A discussion with Putnam Investment Management, LLC

How did you manage the portfolio over the past semi-annual period?
The Fund seeks to invest in companies that are growing earnings at rates greater than the market, which should translate into strong stock prices as these companies grow. In general, the portfolio maintained an overweight to health-care and financial companies for the period, areas in which we were able to identify attractive growth scenarios. In health care, demographic shifts--the aging of America--has fueled growth and development in pharmaceutical and health-care services companies. New technologies and innovation in these areas have created growth in companies providing medical solutions to benefit the welfare of the ill. In finance, banks capitalized on a favorable yield curve environment. In addition, refinancing and real estate remained generally strong throughout the period, allowing us to identify attractive investment opportunities. As has been the case since the inception of the Fund, the portfolio was underweight slower-growing areas such as basic materials and capital goods.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Looking back over the period, the greatest contribution to performance came from stock selection in the technology sector, namely above-benchmark results in Intel and Microsoft. Stock selection in health care also aided results, specifically an overweight to Medtronic in medical technology and an underweight to Wyeth, a pharmaceutical and biotechnology company that underperformed during the period. Stock selection in consumer staples disappointed, particularly weakness in tobacco holding Philip Morris. The portfolio's weighting in Coca-Cola also detracted from results. In the financial services sector, holding global insurance and reinsurance giant, Ace Limited, was a positive. Holding an above-benchmark weighting of General Electric, a conglomerate, detracted from results.

What is your outlook for the coming year?
We believe there is a good chance that the rally that began in mid-October will prove more durable than that of late July and August. The two upswings began at similar starting points of excessively pessimistic investor sentiment and overselling, but, unlike last summer, there are currently better fundamentals with potential to keep the rally going. Bond yields were falling last summer, a sign of investors' heightened risk aversion and expectations of a weakening economy. By contrast, in the current rally bond yields have been rising. In addition, credit markets are in better shape now, with spreads versus Treasuries tightening; last summer, spreads had widened significantly. Finally, economic data have been surprising more often on the upside, whereas there were more downside surprises last summer.

More reasons for optimism include the Federal Reserve's recent 50-basis-point rate cut, which turned the fed funds rate negative in real terms (historically a key marker for significant economic stimulus from monetary easing) and the mid-term elections, which increased the likelihood of fiscal stimulus in the form of tax cuts and greater government spending. In the short term, however, profit taking may dampen market performance and we expect market volatility to remain high.



--------------------------------------------------------------------------------

58
                                                              November 30, 2002
           OPPORTUNITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited)



 NUMBER                                               MARKET
OF SHARES                                             VALUE
-------------------------------------------------------------
            COMMON STOCK - 96.90%
            BANKS - 1.67%
      770   Fifth Third Bancorp /(1)/............... $ 43,120
      400   State Street Bank & Trust Co............   18,000
                                                     --------
                                                       61,120
                                                     --------
            BEVERAGES - 4.26%
      522   Anheuser-Busch Cos., Inc................   25,641
    1,260   Coca-Cola Bottling Co. /(1)/............   57,506
    1,715   PepsiCo, Inc............................   72,853
                                                     --------
                                                      156,000
                                                     --------
            BUILDING MATERIALS - 2.55%
    2,250   Lowe's Cos., Inc. /(1)/.................   93,375
                                                     --------
            CONGLOMERATES - 8.05%
      425   3M Co...................................   55,186
    8,860   General Electric Co.....................  240,106
                                                     --------
                                                      295,292
                                                     --------
            DRUGS - 18.41%
    1,500   Abbott Laboratories.....................   65,670
      500   Allergan, Inc. /(1)/....................   29,395
    1,623 + Amgen, Inc. /(1)/.......................   76,606
      800   Cardinal Health, Inc. /(1)/.............   49,232
      853   Eli Lilly & Co..........................   58,260
      100 + Forest Laboratories, Inc................   10,733
    1,200   Merck & Co., Inc........................   71,292
    7,400   Pfizer, Inc.............................  233,396
      900   Pharmacia Corp..........................   38,070
    1,100   Wyeth /(1)/.............................   42,273
                                                     --------
                                                      674,927
                                                     --------
            FINANCE COMPANIES - 0.87%
    1,500   MBNA Corp...............................   32,010
                                                     --------
            FINANCIAL SERVICES - 5.09%
      430   Capital One Financial Corp. /(1)/.......   14,534
    1,350   Citigroup, Inc..........................   52,488
    1,760   Fannie Mae..............................  110,968
      300   Paychex, Inc. /(1)/.....................    8,760
                                                     --------
                                                      186,750
                                                     --------
            FOODS - 0.91%
      893   Kraft Foods, Inc., Class A /(1)/........   33,541
                                                     --------
            HEALTHCARE - 1.43%
      400   UnitedHealth Group, Inc.................   32,580
      300 + Wellpoint Health Networks, Inc., Class A   19,749
                                                     --------
                                                       52,329
                                                     --------

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
----------------------------------------------------------------
            HOSPITAL MANAGEMENT - 0.66%
      600   HCA, Inc. /(1)/............................ $ 24,108
                                                        --------
            HOSPITAL SUPPLIES - 7.23%
    3,010   Johnson & Johnson..........................  171,630
    2,000   Medtronic, Inc. /(1)/......................   93,500
                                                        --------
                                                         265,130
                                                        --------
            HOUSEHOLD PRODUCTS - 2.56%
      432   Colgate-Palmolive Co.......................   22,200
      852   Procter & Gamble Co. /(1)/.................   71,568
                                                        --------
                                                          93,768
                                                        --------
            INFORMATION PROCESSING -
            HARDWARE - 5.29%
    3,800 + Dell Computer Corp.........................  108,566
    1,700   Hewlett-Packard Co.........................   33,116
      600   International Business Machines Corp. /(1)/   52,260
                                                        --------
                                                         193,942
                                                        --------
            INFORMATION PROCESSING -
            SOFTWARE -9.68%
      300   Adobe Systems, Inc. /(1)/..................    8,859
    5,080 + Microsoft Corp.............................  293,726
    4,300 + Oracle Corp................................   52,245
                                                        --------
                                                         354,830
                                                        --------
            INSURANCE - 3.17%
    3,411   Ace, Ltd. /(1)/............................  116,315
                                                        --------
            LEISURE AND TOURISM - 1.08%
      200 + Electronic Arts, Inc. /(1)/................   13,572
    1,200 + Starbucks Corp. /(1)/......................   26,088
                                                        --------
                                                          39,660
                                                        --------
            MULTIMEDIA - 2.36%
    1,400 + AOL Time Warner, Inc.......................   22,918
    1,350 + Viacom, Inc., Class B /(1)/................   63,464
                                                        --------
                                                          86,382
                                                        --------
            RETAIL - 9.29%
      700 + Bed Bath & Beyond, Inc.....................   24,283
      700 + Kohl's Corp................................   47,950
    1,000   Target Corp................................   34,780
    1,200   TJX Cos., Inc. /(1)/.......................   23,484
    3,025   Wal-Mart Stores, Inc.......................  163,834
    1,600   Walgreen Co................................   46,064
                                                        --------
                                                         340,395
                                                        --------

 NUMBER                                                             MARKET
OF SHARES                                                           VALUE
----------------------------------------------------------------------------
            SECURITIES RELATED - 0.06%
      200   Charles Schwab Corp. /(1)/........................... $    2,308
                                                                  ----------
            SEMICONDUCTORS - 6.51%
    8,300   Intel Corp...........................................    173,304
      700   Linear Technology Corp. /(1)/........................     23,261
    1,000   Maxim Integrated Products, Inc. /(1)/................     42,090
                                                                  ----------
                                                                     238,655
                                                                  ----------
            TELECOMMUNICATIONS - 4.38%
    7,100 + Cisco Systems, Inc...................................    105,932
      960 + EchoStar Communications Corp.,
             Class A /(1)/.......................................     19,594
      846 + QUALCOMM, Inc........................................     34,872
                                                                  ----------
                                                                     160,398
                                                                  ----------
            TOBACCO - 1.39%
    1,350   Philip Morris Cos., Inc..............................     50,922
                                                                  ----------
            TOTAL COMMON STOCK
            (Cost $3,926,734)....................................  3,552,157
                                                                  ----------
   PAR
  VALUE
------------
            SHORT-TERM INVESTMENTS - 29.12%
            COLLECTIVE INVESTMENT POOL - 24.92%
 $913,332   Securities Lending Quality Trust /(2)/...............    913,332
                                                                  ----------
            REPURCHASE AGREEMENT - 4.20%
  154,000   Agreement with State Street Bank & Trust
             Co., bearing interest at 1.22%, dated
             11/29/02, to be repurchased 12/2/02 in
             the amount of $154,016 and
             collateralized by Federal National Mtg.
             Assn. Notes, bearing interest at 5.50%,
             due 7/18/12 and having an approximate
             value of $162,169...................................    154,000
                                                                  ----------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $1,067,332)....................................  1,067,332
                                                                  ----------
            TOTAL INVESTMENTS
            (Cost $4,994,066) - 126.02%..........................  4,619,489
                                                                  ----------
            Other assets and liabilities,
             net - (26.02)%......................................  (953,806)
                                                                  ----------
            NET ASSETS - 100%.................................... $3,665,683
                                                                  ----------
              +   Non-income producing
            /(1)/ The security or a portion thereof is out on
                  loan (see Note 2).
            /(2)/ The security is purchased with the cash
                  collateral received from securities loaned.

--------------------------------------------------------------------------------

                                                                             59
November 30, 2002
                       BLUE CHIP GROWTH FUND (Unaudited)


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year   Since Inception*
                       ------------------------------------
                       (11.16%) (18.04%)      (18.91%)
                       ------------------------------------

*Inception date of Fund: November 1, 2000


            [CHART]

       Growth of $10,000 Investment

           Blue Chip     S&P 500/R/
          Growth Fund      Index
         -------------  ----------
 11/1/00   $10,000.00   $10,000.00
   12/00     9,331.82     9,256.64
    3/01     7,753.70     8,159.26
    6/01     8,367.06     8,636.76
    9/01     7,037.40     7,369.11
   12/01     8,000.82     8,156.53
    3/02     7,900.56     8,179.03
    6/02     6,647.30     7,083.20
    9/02     5,624.64     5,859.51
11/30/02     6,466.83     6,750.51
For the six months ended November 30, 2002, the Blue Chip Growth Fund returned -11.16% compared to -11.49% for the S&P 500(R) Index Fund.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                        1. Citigroup, Inc.......... 4.31%
                        2. Microsoft Corp.......... 3.97%
                        3. Pfizer, Inc............. 3.67%
                        4. Freddie Mac............. 3.10%
                        5. UnitedHealth Group, Inc. 2.74%
                        6. First Data Corp......... 2.43%
                        7. Viacom, Inc., Class B... 2.39%
                        8. Johnson & Johnson....... 2.06%
                        9. Bank of America Corp.... 1.88%
                       10. Vodafone Group, PLC ADR. 1.87%

MANAGEMENT OVERVIEW
A discussion with T. Rowe Price Associates, Inc.

How did you manage the portfolio over the past semi-annual period?
The Fund's double digit drop reflected the overall difficult market environment. Despite negative returns, the VALIC Company I Blue Chip Growth Fund outpaced both the S&P 500(R) Index and the Lipper Large-Cap Growth Funds Index for the six-month period ending November 30, 2002.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Overweighting media and diversified financials negatively impacted performance. Both of these areas are economically sensitive. Prices fluctuate with changes in business and consumer sentiment and GDP growth. Lowered consumer and business confidence levels negatively impacted these areas. Positions in telecommunication services, household products, and software benefited results the most.

On an absolute basis, Microsoft, Apollo Group, and Forest Laboratories were among the best performers.

    .Microsoft: With its breadth of products and customers, an increasingly predictable recurring revenue stream, and high cash levels, Microsoft represented a relatively safe haven in the event of continued tough times.

    .Apollo Group: Higher education provider benefited from the resurgence of adult professionals seeking to increase their knowledge.

    .Forest Laboratories: Pharmaceutical maker with high earnings visibility driven by Celexa/Lexapro franchise.

Among the laggards were Wyeth, Concord EFS, and Baxter International.

    .Wyeth: Pharmaceutical maker fell on disappointing third quarter earnings citing lower prescription trends.

    .Concord EFS: Leading electronic payment processor declined on fears consumer spending was slowing.

    .Baxter International: World's biggest maker of blood treatments dropped after sales in the second quarter grew at the slowest pace in almost two years, as rivals increased their production.

What is your investment outlook for the coming year?
We have positioned the portfolio to take advantage of improving economic conditions, primarily by enhancing our focus on high quality companies that should produce solid earnings in a slow recovery. While the market may still experience some turbulence, we believe that in the long run, earnings will improve materially. Once this occurs, we are hopeful that the market will also improve as investors begin to regain their confidence.

--------------------------------------------------------------------------------

60
          BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              November 30, 2002



 NUMBER                                                     MARKET
OF SHARES                                                   VALUE
--------------------------------------------------------------------
            COMMON STOCK - 101.06%
            ADVERTISING - 1.05%
    3,000   Omnicom Group, Inc........................... $  204,150
                                                          ----------
            AEROSPACE/DEFENSE - 0.39%
    2,900   Honeywell International, Inc.................     75,023
                                                          ----------
            AUTOMOTIVE - 1.43%
    4,400   Danaher Corp.................................    276,496
                                                          ----------
            BANKS - 8.06%
    5,200   Bank of America Corp.........................    364,416
    3,900   Bank of New York Co., Inc....................    118,365
    1,600   Fifth Third Bancorp..........................     89,600
    8,800   Mellon Financial Corp........................    264,440
    2,600   Northern Trust Corp..........................    100,620
    5,900   State Street Bank & Trust Co. /(1)/..........    265,500
    7,200 + U.S. Bancorp.................................    157,680
    4,300   Wells Fargo & Co.............................    198,703
                                                          ----------
                                                           1,559,324
                                                          ----------
            BEVERAGES - 2.19%
    1,300   Anheuser-Busch Cos., Inc.....................     63,856
    4,400   Coca-Cola Bottling Co........................    200,816
    3,760   PepsiCo, Inc.................................    159,725
                                                          ----------
                                                             424,397
                                                          ----------
            BROADCASTING - 3.31%
    6,900 + Clear Channel Communications, Inc............    299,874
    1,585 + Comcast Corp., Class A.......................     37,153
    5,500 + Comcast Corp., Special Class A...............    125,400
    9,036 + Liberty Media Corp., Series A................     95,420
    2,600 + Univision Communications, Inc., Class A /(1)/     83,564
                                                          ----------
                                                             641,411
                                                          ----------
            COMMERCIAL SERVICES - 1.85%
    2,300 + Accenture, Ltd., Class A.....................     44,275
    5,000 + Cendant Corp. /(1)/..........................     62,900
    8,500 + Concord EFS, Inc.............................    127,500
    1,600   United Parcel Service, Inc., Class B.........    101,376
      500 + Weight Watchers International, Inc. /(1)/....     22,625
                                                          ----------
                                                             358,676
                                                          ----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            CONGLOMERATES - 3.36%
      500   3M Co................................... $   64,925
   11,900   General Electric Co.....................    322,490
   14,700   Tyco International, Ltd.................    262,248
                                                     ----------
                                                        649,663
                                                     ----------
            DRUGS - 9.81%
    5,000   Abbott Laboratories.....................    218,900
      500   Allergan, Inc...........................     29,395
    3,600 + Amgen, Inc..............................    169,920
      600   Bristol-Myers Squibb Co.................     15,900
    1,000   Eli Lilly & Co..........................     68,300
    1,100 + Forest Laboratories, Inc................    118,063
    1,200 + Gilead Sciences, Inc....................     47,376
    4,300 + MedImmune, Inc..........................    113,434
      100   Merck & Co., Inc........................      5,941
   22,500   Pfizer, Inc.............................    709,650
    4,300   Pharmacia Corp..........................    181,890
      400   Schering-Plough Corp....................      9,064
    5,500   Wyeth...................................    211,365
                                                     ----------
                                                      1,899,198
                                                     ----------
            FINANCE COMPANIES - 0.76%
    1,500   SLM Corp................................    146,595
                                                     ----------
            FINANCIAL SERVICES - 10.91%
    1,100   American Express Co.....................     42,823
   21,466   Citigroup, Inc..........................    834,598
    2,900   Fannie Mae..............................    182,845
   10,400   Freddie Mac.............................    599,456
    1,200   Legg Mason, Inc.........................     62,016
    3,800   Merrill Lynch & Co., Inc................    165,300
    4,300   Morgan Stanley..........................    194,532
    1,000   Paychex, Inc............................     29,200
                                                     ----------
                                                      2,110,770
                                                     ----------
            FOODS - 0.28%
    1,200   General Mills, Inc......................     53,544
                                                     ----------
            HEALTHCARE - 3.69%
      300 + Laboratory Corp. of America.............      7,200
    6,500   UnitedHealth Group, Inc.................    529,425
    2,700 + Wellpoint Health Networks, Inc., Class A    177,741
                                                     ----------
                                                        714,366
                                                     ----------

 NUMBER                                                        MARKET
OF SHARES                                                      VALUE
----------------------------------------------------------------------
            HOSPITAL MANAGEMENT - 0.87%
    4,000   HCA, Inc......................................... $160,720
      400 + Tenet Healthcare Corp............................    7,380
                                                              --------
                                                               168,100
                                                              --------
            HOSPITAL SUPPLIES - 4.25%
    1,300   AmerisourceBergen Corp...........................   75,426
    2,900   Baxter International, Inc........................   92,771
    2,250   Cardinal Health, Inc.............................  138,465
    7,000   Johnson & Johnson................................  399,140
    2,500   Medtronic, Inc...................................  116,875
                                                              --------
                                                               822,677
                                                              --------
            HOUSEHOLD PRODUCTS - 0.91%
    1,800   Colgate-Palmolive Co.............................   92,502
    1,000   Procter & Gamble Co..............................   84,000
                                                              --------
                                                               176,502
                                                              --------
            INFORMATION PROCESSING -
            HARDWARE - 1.95%
    7,000 + Dell Computer Corp...............................  199,990
      900   International Business Machines Corp.............   78,390
    1,500 + Lexmark International, Inc., Class A.............   99,210
                                                              --------
                                                               377,590
                                                              --------
            INFORMATION PROCESSING -
            SERVICES - 4.97%
    5,500 + Affiliated Computer Services, Inc., Class A /(1)/  275,000
      200 + Expedia, Inc., Class A /(1)/.....................   15,350
   13,600   First Data Corp..................................  471,104
    2,700 + Fiserv, Inc......................................   91,584
    1,400 + SunGard Data Systems, Inc........................   32,718
    4,200 + Yahoo!, Inc......................................   76,734
                                                              --------
                                                               962,490
                                                              --------
            INFORMATION PROCESSING -
            SOFTWARE - 5.13%
      300   Adobe Systems, Inc...............................    8,859
    3,200   Automatic Data Processing, Inc...................  139,104
      600 + ChoicePoint, Inc.................................   22,548
   13,300 + Microsoft Corp...................................  769,006
    2,900 + Veritas Software Corp............................   52,722
                                                              --------
                                                               992,239
                                                              --------

--------------------------------------------------------------------------------

                                                                             61
November 30, 2002
   BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
---------------------------------------------------------------
            INSURANCE - 4.29%
      700   Allstate Corp............................. $ 27,321
    1,200   Ambac Financial Group, Inc................   75,012
    3,000   American International Group, Inc. #......  195,450
    2,300   Hartford Financial Services Group, Inc....  112,838
    4,600   Marsh & McLennan Cos., Inc................  217,120
    1,900   Progressive Corp..........................  107,616
    5,910 + Travelers Property Casualty Corp., Class A   94,264
                                                       --------
                                                        829,621
                                                       --------
            LEISURE AND TOURISM - 2.56%
    3,600   Carnival Corp., Class A...................  100,980
      200 + Electronic Arts, Inc......................   13,572
    2,100   Harley-Davidson, Inc......................  101,934
    1,500 + MGM Mirage, Inc...........................   50,775
    4,000 + Starbucks Corp............................   86,960
    5,100 + USA Interactive /(1)/.....................  141,780
                                                       --------
                                                        496,001
                                                       --------
            MACHINERY - 0.26%
    1,000   Deere & Co................................   51,150
                                                       --------
            MEDICAL - BIOMEDICAL/GENE - 0.07%
      400 + IDEC Pharmaceuticals Corp. /(1)/..........   13,160
                                                       --------
            MEDICAL TECHNOLOGY - 0.55%
      700   Biomet, Inc...............................   19,250
    2,300 + Biovail Corp. /(1)/.......................   76,199
      400 + Guidant Corp..............................   11,972
                                                       --------
                                                        107,421
                                                       --------
            METALS - 0.10%
      400   Nucor Corp................................   20,096
                                                       --------
            MULTIMEDIA - 3.69%
   12,100 + AOL Time Warner, Inc......................  198,077
    9,828 + Viacom, Inc., Class B.....................  462,014
    2,700   Walt Disney Co............................   53,514
                                                       --------
                                                        713,605
                                                       --------
            OIL AND GAS - 3.24%
    5,300   Baker Hughes, Inc.........................  173,522
    3,400 + BJ Services Co. /(1)/.....................  113,730
    3,300   Exxon Mobil Corp..........................  114,840
    2,300   Schlumberger, Ltd.........................  101,775
    3,600 + Smith International, Inc. /(1)/...........  122,400
                                                       --------
                                                        626,267
                                                       --------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
            PUBLISHING - 0.04%
      100   E.W. Scripps Co., Class A............. $    7,928
                                                   ----------
            REGISTERED INVESTMENT
            COMPANIES - 1.70%
  328,647   T. Rowe Price Reserve Investment Fund.    328,647
                                                   ----------
            RETAIL - 5.95%
    1,550 + Best Buy Co., Inc.....................     42,904
    9,400   Home Depot, Inc.......................    248,348
    2,500 + Kohl's Corp...........................    171,250
    2,800   Sysco Corp............................     82,376
    8,300   Target Corp...........................    288,674
    5,400   Wal-Mart Stores, Inc..................    292,464
      900   Walgreen Co. /(1)/....................     25,911
                                                   ----------
                                                    1,151,927
                                                   ----------
            SCHOOLS - 0.89%
    4,200 + Apollo Group, Inc., Class A...........    173,250
                                                   ----------
            SECURITIES RELATED - 1.19%
    4,100   Charles Schwab Corp...................     47,314
    1,100   Franklin Resources, Inc...............     40,645
    1,800   Goldman Sachs Group, Inc..............    141,966
                                                   ----------
                                                      229,925
                                                   ----------
            SEMICONDUCTORS - 4.66%
    6,700 + Analog Devices, Inc...................    205,623
    3,900 + Applied Materials, Inc................     66,495
    4,900   Intel Corp............................    102,312
      700 + KLA-Tencor Corp.......................     30,919
    7,300   Maxim Integrated Products, Inc........    307,257
    2,300 + QLogic Corp. /(1)/....................     99,912
    3,300   Texas Instruments, Inc................     66,363
      900 + Xilinx, Inc...........................     22,176
                                                   ----------
                                                      901,057
                                                   ----------
            TELECOMMUNICATIONS - 6.27%
      980   AT&T Corp.............................     27,479
   23,300 + Cisco Systems, Inc....................    347,636
    4,000 + EchoStar Communications Corp., Class A     81,640
    7,800 + Nextel Communications, Inc. Class A...    107,250
    7,000   Nokia Corp. ADR.......................    134,470
    3,700 + QUALCOMM, Inc.........................    152,514
   19,300   Vodafone Group, PLC ADR /(1)/.........    361,875
                                                   ----------
                                                    1,212,864
                                                   ----------

 NUMBER                                                     MARKET
OF SHARES                                                   VALUE
---------------------------------------------------------------------
          TOBACCO - 0.43%
    2,200 Philip Morris Cos., Inc....................... $     82,984
                                                         ------------
          TOTAL COMMON STOCK
          (Cost $21,438,482)............................   19,559,114
                                                         ------------
   PAR
  VALUE
----------
          SHORT-TERM INVESTMENTS - 4.20%
          COLLECTIVE INVESTMENT POOL - 4.20%
 $812,548 Securities Lending Quality Trust /(2)/........      812,548
                                                         ------------
          TOTAL INVESTMENTS
          (Cost $22,251,030) - 105.26%..................   20,371,662
                                                         ------------
          Other assets and liabilities,
           net - (5.26)%................................  (1,018,171)
                                                         ------------
          NET ASSETS - 100%............................. $ 19,353,491
                                                         ------------
          + Non-income producing
          # Security represents an investment in an
            affiliated company.
        ADR - American Depository Receipt
      /(1)/ The security or a portion thereof is out
            on loan (see Note 2).
      /(2)/ The security is purchased with the cash
            collateral received from securities
            loaned.

--------------------------------------------------------------------------------

62
                         CORE EQUITY FUND (Unaudited)
                                                              November 30, 2002


                            ---------------------------------
                               Average Annual Total Return
                            ---------------------------------
                   ---------
                   6 Months  1 Year  5 Years Since Inception*
                   ------------------------------------------
                   (11.03%) (17.57%) (3.20%)      6.96%
                   ------------------------------------------

*Inception date of Fund: April 29, 1994



                                    [CHART]


Growth of $10,000 Investment

          Core Equity Fund   S&P 500(R) Index
          ----------------   ----------------
5/30/94     $10,000.00          $10,000.00
12/31/94     10,086.78           10,398.17
12/31/95     14,913.86           14,305.61
12/31/96     17,802.20           17,591.44
12/31/97     21,541.08           23,459.84
12/31/98     25,448.62           30,164.80
12/31/99     27,329.85           36,513.60
12/31/00     25,609.58           33,189.24
12/31/01     21,698.76           29,244.85
11/29/02     17,823.00           24,203.63
For the six months ended November 30, 2002, the Core Equity Fund returned -11.03% compared to -11.49% for the S&P 500(R) Index.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                 1. Microsoft Corp....................... 3.66%
                 2. Citigroup, Inc....................... 3.05%
                 3. International Business Machines Corp. 2.72%
                 4. General Electric Co.................. 2.39%
                 5. Pfizer, Inc.......................... 2.31%
                 6. Bank of America Corp................. 2.26%
                 7. Exxon Mobil Corp..................... 2.21%
                 8. Allstate Corp........................ 2.15%
                 9. SBC Communications, Inc.............. 1.86%
                10. Wachovia Corp........................ 1.85%

MANAGEMENT OVERVIEW
A discussion with Wellington Management Company, LLP
(co-sub-adviser)

How did you manage the portfolio over the past semi-annual period?
For much of the period, U.S. equity values were depressed due to uncertainty about the pace of the economic recovery, concerns of global terrorism and a possible war with Iraq, and discoveries of corporate accounting scandals and fraud. The markets, however, turned sharply up in October and November as bearish sentiment waned following better than expected quarterly earnings reports and relatively positive economic data in the areas of consumer confidence, employment, and durable goods orders.

The Wellington Management portion of the Fund outperformed the S&P 500(R) Index for the period. The outperformance is attributed to strong stock selection within Information Technology, Financials, and Health Care. Among the top performing stocks for the period were Microsoft Corporation, Oracle Corporation, and Hewlett Packard. Within the Information Technology sector, the leading companies with strong competitive positions are expanding their market share and moving into new markets to grow earnings. Other top performers were Merrill Lynch and Citigroup, diversified, global financial companies who are positioned for a recovery in global markets. Detractors from performance during the period were stock selection within Consumer Staples and our underweight position relative to the benchmark in Telecommunications.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Within the Fund, we modestly reduced the overall cyclical exposure as our thesis for an economic recovery in late 2002 began to weaken somewhat with the prospect for softer consumer spending trends. Specifically, we reduced Materials, Energy, and Industrials while increasing Financials during the period.

We believe the equity portion is fairly balanced at this time from a sector viewpoint pending somewhat clearer market visibility. The largest overweight is health care due to low valuations and improving new drug pipelines. The biggest underweights are Consumer Discretionary based on our cautious view on the consumer, Consumer Staples based on high relative valuations, and Telecommunications due to continued weak fundamentals. Within Information Technology we are focused on leading firms capturing market share and within Materials we are seeking to own the major players with disciplined capacity and cost management.

What is your investment outlook for the coming year?
Looking forward, we believe the key to a gradual economic recovery will be the stability of the U.S. consumer. While low interest rates have thus far stimulated credit sensitive areas such as the real estate market and auto sales, longer-term consumer spending ultimately depends on employment levels and income growth. With the outlook for these two factors muted near term and with the consumer likely to focus on deleveraging, consumption patterns may soften in coming months. Nevertheless, this does not imply, in our view, that the U.S. economy is structurally impaired, as some observers believe.

First, the financial system is healthy with the "marked-to-market" hit from the tech and telecom bubble probably nearly complete and already reflected in financial statements. Second, while the consumer is leveraged, low interest rates and flat employment likely point to a sluggish, but not negative, spending picture. Finally, significant costs and excesses have been wrung from the system, making profit growth possible on moderate sales gains. Thus, with stock valuations at the low end of most historical ranges, dividend yields above cash returns, and expectations low, we believe the markets are gradually setting the stage for better future returns.

--------------------------------------------------------------------------------

                                                                             63
                   CORE EQUITY FUND (Unaudited) - CONTINUED
November 30, 2002


MANAGEMENT OVERVIEW (Continued)
A discussion with WM Advisors, Inc. (co-sub-adviser)

How did you manage the portfolio over the past semi-annual period?
Equity markets closed the period with strength after suffering through a summer of overall economic weakness that was exacerbated by corporate scandals and geopolitical uncertainty. We maintained a conservative stance during the period, buying when prices looked relatively cheap and selling on strength. We stayed away from the materials sector, avoiding the negative impact of falling commodity prices, and missed most of the major problems within the utility sector.

We benefited from good stock selection, the ability to miss most of the impact of the major disasters, and the broad market rally late in the period. This was true within the technology sector where, although we were underweighted during the period, stock selection added to relative results. Relative performance of firms such as Microsoft and BMC Software outpaced the overall sector and provided opportunities to lock in gains relative to the overall market during the period. Conversely, Motorola detracted from results. Within industrials, one of the largest holdings in the Fund, Tyco International, suffered through a management scandal, but the company fundamentals and business practices remained quite attractive. We continued to own the firm and added to our position. After bottoming in July, the position rallied, more than doubling in price, and boosted relative results.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
We went from an overweight in industrials to an underweight given the outlook for continued economic weakness. The underweight helped with relative results, but our positions within the sector negatively impacted overall performance. Boeing was affected by reduced travel and demand for planes stemming from September 11/th/. Honeywell also impacted results for the Fund as its merger with General Electric was blocked and it suffered from continuity and pension problems. We also reduced the relative position of telecom firms in response to the huge overcapacity hanging over the entire sector. The Fund also benefited from our underweight in technology stocks throughout the period, but we are now seeing much more reasonable valuations and will be looking for opportunities to rebuild the sector positioning.

The largest sector moves we made during the period were adding to financials and health care. We increased positions in the financial sector to make it the largest weight in the Fund. Performance was mixed within the sector as insurance and banks generally outperformed brokerage firms. For example, Allstate rallied during the period while J.P. Morgan Chase struggled alongside the rest of the brokerage industry amid credit risks. We favored health care stocks during the period, moving to an overweight. We feel that demographics will drive volume growth within the sector as baby boomers begin to retire. The Fund received strong relative results from health care issues, benefiting from the performance of Mylan Laboratories and Merck & Co. We also reduced and realigned our consumer staples positions during the year. This sector provided very strong performance early in 2002, but came down with the rest of the market during the second and third calendar quarters. Fund performance was impacted by our position in Kroger Company which suffered through the increase in competition resulting from Wal-Mart entering the grocery market. This forced lower prices and slimmer margins with a need to be big to compete. We feel that the firm will be able to survive the impact as it is big enough to compete on prices and that its market share should not suffer as much as many had predicted, putting its stock at an attractive valuation. The stock rebounded with strong performance to close the period.

What is your investment outlook for the coming year?
The economy may continue to stumble its way into recovery without experiencing a big boost to overall output. Corporations lack pricing power to generate additional revenues and there is still a significant amount of overcapacity from the excess build up in the late 1990s. Companies need to work out this excess capacity before they can increase prices and boost earnings. Business activity seems to be bottoming, but it may take some time for companies to make the necessary increases in capital expenditures to add to overall economic output. Firms seem to be waiting for significant signs of earnings visibility. The consumer has been the lone bright spot in economic activity, but the boom in refinancing and spending will slow during 2003. We have positioned our portion of the portfolio accordingly, looking for attractive valuations and to be opportunistic, finding the best companies at the right price. Generally, our strategy dictates an early in and early out approach where we buy at attractive prices and trim the holding as it becomes more fairly valued. Because of our overall economic outlook, we are underweight consumer discretionary stocks and we are still finding some values within our already overweighted allocation to financial stocks. We tend to make gradual moves in and out of industries, looking for broad secular shifts in relative valuations rather than short-term responses to short-term market trends.


--------------------------------------------------------------------------------

64
            CORE EQUITY FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              November 30, 2002



 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
            COMMON STOCK - 98.22%
            ADVERTISING - 0.49%
   39,900   Omnicom Group, Inc............ $  2,715,195
                                           ------------
            AEROSPACE/DEFENSE - 3.34%
  286,250   Boeing Co.....................    9,732,500
  284,000   Honeywell International, Inc..    7,347,080
   16,300   Northrop Grumman Corp.........    1,579,633
                                           ------------
                                             18,659,213
                                           ------------
            APPAREL & PRODUCTS - 0.50%
   62,300   Nike, Inc., Class B...........    2,789,794
                                           ------------
            BANKS - 9.16%
  180,300   Bank of America Corp..........   12,635,424
  117,150   Bank One Corp.................    4,626,253
  221,000   FleetBoston Financial Corp....    5,995,730
  114,700   KeyCorp.......................    2,992,523
  135,000   PNC Financial Services Group..    5,697,000
   32,300   State Street Bank & Trust Co..    1,453,500
  292,900   Wachovia Corp.................   10,295,435
  161,000   Wells Fargo & Co..............    7,439,810
                                           ------------
                                             51,135,675
                                           ------------
            BEVERAGES - 1.60%
  209,650   PepsiCo, Inc..................    8,905,932
                                           ------------
            BROADCASTING - 2.37%
   71,817 + Comcast Corp., Class A........    1,683,390
  304,800 + Comcast Corp., Special Class A    6,949,440
  433,000 + Liberty Media Corp., Series A.    4,572,480
                                           ------------
                                             13,205,310
                                           ------------
            BUILDING MATERIALS - 0.29%
   79,700   Masco Corp....................    1,607,549
                                           ------------
            CHEMICAL - 0.62%
  108,700   Dow Chemical Co...............    3,467,530
                                           ------------
            COMMERCIAL SERVICES - 0.56%
  161,750 + Accenture, Ltd., Class A......    3,113,688
                                           ------------
            CONGLOMERATES - 4.23%
   10,800   3M Co.........................    1,402,380
  491,600   General Electric Co...........   13,322,360
  497,000   Tyco International, Ltd.......    8,866,480
                                           ------------
                                             23,591,220
                                           ------------

 NUMBER                                      MARKET
OF SHARES                                    VALUE
------------------------------------------------------
            DRUGS - 11.81%
  117,350   Abbott Laboratories.......... $  5,137,583
   59,100 + Amgen, Inc...................    2,789,520
  191,000   Bristol-Myers Squibb Co......    5,061,500
   67,800   Eli Lilly & Co...............    4,630,740
  157,050   Merck & Co., Inc.............    9,330,340
  256,000   Mylan Laboratories, Inc......    8,634,880
  408,350   Pfizer, Inc..................   12,879,359
   77,950   Pharmacia Corp...............    3,297,285
  387,100   Schering-Plough Corp.........    8,771,686
  140,200   Wyeth........................    5,387,886
                                          ------------
                                            65,920,779
                                          ------------
            FINANCIAL SERVICES - 7.42%
  437,833   Citigroup, Inc...............   17,022,947
   32,600   Fannie Mae...................    2,055,430
  148,000   Freddie Mac..................    8,530,720
   45,900   Household International, Inc.    1,317,330
  288,000   JP Morgan Chase & Co.........    7,248,960
  120,050   Merrill Lynch & Co., Inc.....    5,222,175
                                          ------------
                                            41,397,562
                                          ------------
            FOODS - 0.44%
   55,400   General Mills, Inc...........    2,471,948
                                          ------------
            FREIGHT - 0.39%
   41,400   FedEx Corp...................    2,176,398
                                          ------------
            HOSPITAL MANAGEMENT - 0.43%
   59,900   HCA, Inc.....................    2,406,782
                                          ------------
            HOSPITAL SUPPLIES - 2.85%
   75,900   Baxter International, Inc....    2,428,041
  118,000   Cardinal Health, Inc.........    7,261,720
  108,750   Johnson & Johnson............    6,200,925
                                          ------------
                                            15,890,686
                                          ------------
            HOUSEHOLD PRODUCTS - 4.20%
  142,000   Avon Products, Inc...........    7,291,700
   92,700   Gillette Co..................    2,810,664
  170,400   Kimberly-Clark Corp..........    8,574,528
   56,800   Procter & Gamble Co..........    4,771,200
                                          ------------
                                            23,448,092
                                          ------------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
            INFORMATION PROCESSING -
            HARDWARE - 4.25%
  439,224   Hewlett-Packard Co..................... $  8,556,084
  174,350   International Business Machines Corp...   15,185,885
                                                    ------------
                                                      23,741,969
                                                    ------------
            INFORMATION PROCESSING -
            SERVICES - 0.92%
  149,000   First Data Corp........................    5,161,360
                                                    ------------
            INFORMATION PROCESSING -
            SOFTWARE - 6.03%
   78,250   Automatic Data Processing, Inc.........    3,401,527
  332,000   Computer Associates International, Inc.    5,016,520
  353,400 + Microsoft Corp.........................   20,433,588
  394,600 + Oracle Corp............................    4,794,390
                                                    ------------
                                                      33,646,025
                                                    ------------
            INSURANCE - 4.90%
  308,000   Allstate Corp..........................   12,021,240
  118,775   American International Group, Inc. #...    7,738,191
   44,100   Hartford Financial Services Group, Inc.    2,163,546
   71,800   Marsh & McLennan Cos., Inc.............    3,388,960
  128,500 + Travelers Property Casualty Corp.,
             Class B...............................    2,056,000
                                                    ------------
                                                      27,367,937
                                                    ------------
            LEISURE AND TOURISM - 2.80%
  329,000   Carnival Corp., Class A................    9,228,450
  189,000   Mattel, Inc............................    3,897,180
  135,700   McDonald's Corp........................    2,510,450
                                                    ------------
                                                      15,636,080
                                                    ------------
            MACHINERY - 0.48%
   53,500   Caterpillar, Inc.......................    2,669,650
                                                    ------------
            MEDICAL TECHNOLOGY - 1.57%
   64,500 + Genzyme Corp., General Division........    2,115,600
  222,200 + Guidant Corp...........................    6,650,446
                                                    ------------
                                                       8,766,046
                                                    ------------
            METALS - 0.59%
  128,650   Alcoa, Inc.............................    3,287,008
                                                    ------------
            MULTIMEDIA - 2.32%
  380,800 + AOL Time Warner, Inc...................    6,233,696
   40,500   Gannett Co., Inc.......................    2,885,625
   81,000 + Viacom, Inc., Class A..................    3,807,000
                                                    ------------
                                                      12,926,321
                                                    ------------

--------------------------------------------------------------------------------

                                                                             65
November 30, 2002
      CORE EQUITY FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
            OIL AND GAS - 7.20%
  116,000   BP, PLC ADR...................... $  4,548,360
   62,950   ChevronTexaco Corp...............    4,219,538
   58,400   ConocoPhillips...................    2,792,104
  354,900   Exxon Mobil Corp.................   12,350,520
  121,000   Royal Dutch Petroleum Co.........    5,269,550
  155,500   Schlumberger, Ltd................    6,880,875
  138,000   Unocal Corp......................    4,091,700
                                              ------------
                                                40,152,647
                                              ------------
            PAPER/FOREST PRODUCTS - 0.66%
   94,200   International Paper Co...........    3,697,350
                                              ------------
            POLLUTION CONTROL - 0.41%
   90,900   Waste Management, Inc............    2,265,228
                                              ------------
            RETAIL - 4.95%
  145,800 + Costco Wholesale Corp............    4,709,340
  131,800   CVS Corp.........................    3,542,784
  147,400   Home Depot, Inc..................    3,894,308
  552,000 + Kroger Co........................    8,682,960
  123,550 + Safeway, Inc.....................    2,938,019
   71,050   Wal-Mart Stores, Inc.............    3,848,068
                                              ------------
                                                27,615,479
                                              ------------
            SECURITIES RELATED - 0.66%
   46,550   Goldman Sachs Group, Inc.........    3,671,399
                                              ------------
            SEMICONDUCTORS - 1.61%
  306,500   Intel Corp.......................    6,399,720
  127,850   Texas Instruments, Inc...........    2,571,064
                                              ------------
                                                 8,970,784
                                              ------------
            TELECOMMUNICATIONS - 2.68%
   44,400   AT&T Corp........................    1,244,976
  344,650 + Cisco Systems, Inc...............    5,142,178
  491,000   Motorola, Inc....................    5,587,580
   70,550   Verizon Communications, Inc......    2,954,634
                                              ------------
                                                14,929,368
                                              ------------
            UTILITIES - COMMUNICATION - 1.86%
  363,950   SBC Communications, Inc..........   10,372,575
                                              ------------
            UTILITIES - ELECTRIC - 3.63%
  164,000   Duke Energy Corp.................    3,237,360
   67,200   Exelon Corp......................    3,372,768
  116,050   FPL Group, Inc...................    6,823,740
  165,000   NiSource, Inc....................    3,215,850
  113,000   Pinnacle West Capital Corp.......    3,629,560
                                              ------------
                                                20,279,278
                                              ------------
            TOTAL COMMON STOCK
            (Cost $677,654,410)..............  548,059,857
                                              ------------

    PAR                                                  MARKET
   VALUE                                                 VALUE
------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 1.75%
            REPURCHASE AGREEMENTS - 1.75%
$ 1,996,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 1.22%, dated
             11/29/02, to be repurchased 12/2/02
             in the amount of $1,996,203 and
             collateralized by Federal National Mtg.
             Assn. Notes, bearing interest at
             3.50%, due 09/15/04 and having an
             approximate value of $2,057,356......... $  1,996,000
  7,801,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 1.22%, dated
             11/29/02, to be repurchased 12/2/02
             in the amount of $7,801,793 and
             collateralized by Federal National Mtg.
             Assn. Notes, bearing interest at
             5.25%, due 05/15/07 and having an
             approximate value of $7,959,625.........    7,801,000
                                                      ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $9,797,000)........................    9,797,000
                                                      ------------
            TOTAL INVESTMENTS
            (Cost $687,451,410) - 99.97%.............  557,856,857
                                                      ------------
            Other assets and liabilities,
             net - 0.03%.............................      141,665
                                                      ------------
            NET ASSETS - 100%........................ $557,998,522
                                                      ------------
            + Non-income producing
            # Security represents an investment in an
              affiliated company.
          ADR - American Depository Receipts

--------------------------------------------------------------------------------

66
                       LARGE CAP GROWTH FUND (Unaudited)
                                                              November 30, 2002


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year   Since Inception*
                       ------------------------------------
                       (13.51%) (21.95%)      (27.03%)
                       ------------------------------------

*Inception date of Fund: December 11, 2000


                 [CHART]

              Growth of $10,000 Investment

              S&P 500/R/       Large Cap
                Index         Growth Fund
              ----------      -----------
 12/8/00      $10,000.00      $10,000.00
12/29/00        9,643.00        8,970.00
    3/01        8,500.15        7,020.00
    6/01        8,997.37        7,250.00
    9/01        7,676.63        6,070.00
   12/01        8,497.03        6,890.00
    3/02        8,520.58        6,790.00
    6/02        7,379.10        5,700.00
    9/02        6,104.24        4,780.00
11/30/02        7,032.44        5,362.22
For the six months ended November 30, 2002, the Large Cap Growth Fund returned -13.51% compared to -11.49% for the S&P 500(R) Index.

The S&P 500 Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                   1. Microsoft Corp................... 4.66%
                   2. Citigroup, Inc................... 3.37%
                   3. Viacom, Inc., Class B............ 3.15%
                   4. Pfizer, Inc...................... 2.89%
                   5. Wal-Mart Stores, Inc............. 2.83%
                   6. General Electric Co.............. 2.28%
                   7. Nokia Corp. ADR.................. 2.28%
                   8. Bank of America Corp............. 2.24%
                   9. Berkshire Hathaway, Inc., Class B 2.18%
                  10. Johnson & Johnson................ 1.96%

MANAGEMENT OVERVIEW
A discussion with SunAmerica Asset Management Corp.

How did you manage the portfolio over the past semi-annual period?
We have continued to adhere closely to the investment strategy that we implemented in late 2001 and early 2002. This has involved increasing the scope of the portfolio's diversification and focusing on companies and industry sectors that are most prone to benefit from economic recovery. More recently, we have focused on companies that are likely to produce consistent earnings growth in this very difficult economic environment. As such, we have added companies with strong earnings growth into the portfolio, with names like Boston Scientific, Forest Laboratories, International Game Technology and Mandalay Bay.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Since the beginning of October, we have moved to an overweight position in technology, buying companies such as Applied Materials, QUALCOMM and Xilinx. We have also dramatically lowered our weighting in consumer discretionary stocks, selling some of our positions in Wal-Mart, Coach and Kohl's. At the time, we believed that valuations were full and comparisons going into the all important holiday season would be difficult. While maintaining a market weight in financial stocks for most of the year, the Fund is slightly underweight this group relative to the S&P 500 Index currently. Holdings in this group include Morgan Stanley, Citigroup and Marsh & McLennan.

What is your investment outlook for the coming year?
Without question, this post-recession recovery pattern has been below the trend of previous economic recoveries. Corporate debt burdens and overcapacity have inhibited a recovery in capital expenditures while the ever-resilient American consumer has shown signs of weakness. Economic uncertainty, both domestically and internationally, has raised concerns about a "double dip" in the domestic economy. The most negative development has been the fragility in manufacturing. At the start of the fourth quarter, the October industrial production report showed a plunge in output, with total output falling 0.8% month-to-month, while manufacturing fell 0.7%. More troublesome, weak output has not been matched by demand--at least not consumer demand. It is important to point out that some of the weakness in manufacturing can likely be attributed to the West Coast port dispute, which has been temporarily resolved.

It is important to note that while near-term news on the economy is almost all resoundingly negative, there is reason for hope. For the first time in six quarters, S&P 500 operating earnings are expected to improve more than revenues year-over-year according to Thomson Financial/First Call. In addition, durable goods sales are showing signs of improvement, productivity growth in the third quarter grew 5% and inflation continues to remain in check.

Since the onset of the fourth quarter, the equity market has enjoyed a rally amid select reports of encouraging corporate news, the Republican sweep in Washington, Iraq's agreement to arms inspection and a surprising fifty basis point easing by the Federal Reserve. The current question is whether the recent recovery in stock prices is another in a series of bear market rallies or whether this recovery has more substance. We believe that the recovery in equity prices is sustainable, at least through year-end. There are still plenty of things to worry about, most notably a weakening economy, potential conflict with Iraq and lofty earnings expectations for the fourth quarter and 2003. Stocks, however, are reacting positively to negative news and equities might just be one of the best economic indicators we have. As the market consolidates, we contend that weakness should be used to pick up solid names. Without question, we are in a highly ambiguous environment. However, we believe that it is possible that most of this uncertainty is priced into stocks at current levels and that the worst for stocks is most likely behind us.

Looking ahead, we believe that improving economic and market conditions, as well as the good growth characteristics of the portfolio's holdings, will help the Fund to outperform.


--------------------------------------------------------------------------------

                                                                             67
          LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2002


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
            COMMON STOCK - 98.07%
            AEROSPACE/DEFENSE - 1.72%
   20,000   Northrop Grumman Corp. /(1)/........ $  1,938,200
   85,000   United Technologies Corp............    5,309,950
                                                 ------------
                                                    7,248,150
                                                 ------------
            APPAREL & PRODUCTS - 3.77%
  100,000 + Abercrombie and Fitch Co., Class A..    2,487,000
  100,000 + Coach, Inc..........................    3,402,000
  320,000   Limited, Inc........................    5,443,200
  101,775   Nike, Inc., Class B.................    4,557,485
                                                 ------------
                                                   15,889,685
                                                 ------------
            AUTOMOTIVE - 0.38%
   40,000   General Motors Corp.................    1,588,000
                                                 ------------
            BANKS - 3.53%
  134,875   Bank of America Corp................    9,452,040
   80,000   FleetBoston Financial Corp..........    2,170,400
   70,000   Wells Fargo & Co....................    3,234,700
                                                 ------------
                                                   14,857,140
                                                 ------------
            BEVERAGES - 1.59%
   90,000   Coca-Cola Bottling Co...............    4,107,600
   60,930   PepsiCo, Inc........................    2,588,306
                                                 ------------
                                                    6,695,906
                                                 ------------
            BROADCASTING - 1.32%
   60,000 + Clear Channel Communications, Inc...    2,607,600
   24,262 + Comcast Corp., Class A..............      568,701
  103,894 + Comcast Corp., Special Class A......    2,368,783
                                                 ------------
                                                    5,545,084
                                                 ------------
            BUILDING MATERIALS - 0.27%
   55,500   Masco Corp..........................    1,119,435
                                                 ------------
            CHEMICAL - 0.63%
   60,000   E.I. du Pont de Nemours and Co......    2,677,200
                                                 ------------
            COMMERCIAL SERVICES - 1.20%
   80,000   United Parcel Service, Inc., Class B    5,068,800
                                                 ------------
            CONGLOMERATES - 3.51%
   40,000   3M Co...............................    5,194,000
  355,000   General Electric Co.................    9,620,500
                                                 ------------
                                                   14,814,500
                                                 ------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
            DRUGS - 8.66%
   50,000   Abbott Laboratories.................. $  2,189,000
   54,444 + Amgen, Inc...........................    2,569,757
   25,000 + Forest Laboratories, Inc.............    2,683,250
   90,000   Merck & Co., Inc.....................    5,346,900
  385,751   Pfizer, Inc..........................   12,166,586
   97,552   Pharmacia Corp.......................    4,126,450
   40,000   Teva Pharmaceutical Industries,
             Ltd. ADR............................    3,162,400
  110,468   Wyeth................................    4,245,285
                                                  ------------
                                                    36,489,628
                                                  ------------
            FINANCE COMPANIES - 0.81%
   35,000   SLM Corp.............................    3,420,550
                                                  ------------
            FINANCIAL SERVICES - 7.99%
  131,200   American Express Co..................    5,107,616
  365,159   Citigroup, Inc.......................   14,197,382
   75,000   Lehman Brothers Holdings, Inc........    4,605,000
  120,000   Merrill Lynch & Co., Inc.............    5,220,000
  100,000   Morgan Stanley.......................    4,524,000
                                                  ------------
                                                    33,653,998
                                                  ------------
            FREIGHT - 0.87%
   70,000   FedEx Corp...........................    3,679,900
                                                  ------------
            HEALTHCARE - 1.12%
   35,000 + Anthem, Inc..........................    2,073,750
   30,000   Biotech HOLDRs Trust /(1)/...........    2,646,300
                                                  ------------
                                                     4,720,050
                                                  ------------
            HOSPITAL MANAGEMENT - 0.57%
   60,000   HCA, Inc.............................    2,410,800
                                                  ------------
            HOSPITAL SUPPLIES - 2.76%
   80,000 + Boston Scientific Corp...............    3,360,000
  145,175   Johnson & Johnson....................    8,277,879
                                                  ------------
                                                    11,637,879
                                                  ------------
            HOUSEHOLD PRODUCTS - 1.98%
  108,175   Gillette Co..........................    3,279,866
  160,000   Newell Rubbermaid, Inc...............    5,075,200
                                                  ------------
                                                     8,355,066
                                                  ------------
            INFORMATION PROCESSING -
            HARDWARE - 4.50%
  288,125 + Dell Computer Corp...................    8,231,731
  170,000   Hewlett-Packard Co...................    3,311,600
   85,000   International Business Machines Corp.    7,403,500
                                                  ------------
                                                    18,946,831
                                                  ------------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - 6.48%
   75,000   Adobe Systems, Inc............... $  2,214,750
  200,000 + BEA Systems, Inc.................    2,207,800
   60,000 + Intuit, Inc......................    3,236,400
  340,000 + Microsoft Corp...................   19,658,800
                                              ------------
                                                27,317,750
                                              ------------
            INSURANCE - 5.37%
  150,000   Allstate Corp....................    5,854,500
    3,810 + Berkshire Hathaway, Inc., Class B    9,185,910
   70,000   Marsh & McLennan Cos., Inc.......    3,304,000
  160,000   MetLife, Inc.....................    4,294,400
                                              ------------
                                                22,638,810
                                              ------------
            LEISURE AND TOURISM - 4.29%
  145,000   Carnival Corp., Class A..........    4,067,250
   90,000   Harley-Davidson, Inc.............    4,368,600
   33,000 + International Game Technology....    2,544,300
   70,000 + Mandalay Resort Group /(1)/......    1,936,900
  250,000   Mattel, Inc......................    5,155,000
                                              ------------
                                                18,072,050
                                              ------------
            MACHINERY - 0.85%
   70,000   Deere & Co.......................    3,580,500
                                              ------------
            MEDICAL - BIOMEDICAL/GENE - 0.59%
   75,000 + IDEC Pharmaceuticals Corp. /(1)/.    2,467,500
                                              ------------
            MULTIMEDIA - 5.17%
  375,000 + AOL Time Warner, Inc.............    6,138,750
   33,000   Gannett Co., Inc.................    2,351,250
  282,804 + Viacom, Inc., Class B............   13,294,616
                                              ------------
                                                21,784,616
                                              ------------
            OIL AND GAS - 6.61%
   50,000   Anadarko Petroleum Corp..........    2,360,000
   50,000   Apache Corp......................    2,694,000
  170,000   Ensco International, Inc.........    4,756,600
  125,000   Exxon Mobil Corp.................    4,350,000
   90,000   GlobalSantaFe Corp...............    2,305,800
  130,000 + Nabors Industries, Ltd...........    4,602,000
  200,000 + Smith International, Inc. /(1)/..    6,800,000
                                              ------------
                                                27,868,400
                                              ------------

--------------------------------------------------------------------------------

68
                                                              November 30, 2002
   LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
            RETAIL - 7.22%
  115,000 + Costco Wholesale Corp.............. $  3,714,500
  150,547   Home Depot, Inc....................    3,977,452
   51,408 + Kohl's Corp........................    3,521,448
  100,000 + Linens 'N Things, Inc. /(1)/.......    2,487,000
  150,000 + Office Depot, Inc..................    2,656,500
   62,500   Target Corp........................    2,173,750
  220,000   Wal-Mart Stores, Inc...............   11,915,200
                                                ------------
                                                  30,445,850
                                                ------------
            SEMICONDUCTORS - 7.49%
  150,000 + Analog Devices, Inc................    4,603,500
  300,000 + Applied Materials, Inc.............    5,115,000
  330,198   Intel Corp.........................    6,894,534
  145,000 + Novellus Systems, Inc..............    5,262,050
  188,750   Texas Instruments, Inc.............    3,795,763
  240,000 + Xilinx, Inc........................    5,913,600
                                                ------------
                                                  31,584,447
                                                ------------
            TELECOMMUNICATIONS - 6.18%
   15,000   AT&T Corp..........................      420,600
  350,000 + Cisco Systems, Inc.................    5,222,000
  275,000 + Nextel Communications, Inc. Class A    3,781,250
  500,000   Nokia Corp. ADR....................    9,605,000
  170,000 + QUALCOMM, Inc......................    7,007,400
                                                ------------
                                                  26,036,250
                                                ------------
            TOBACCO - 0.64%
   71,925   Philip Morris Cos., Inc............    2,713,012
                                                ------------
            TOTAL COMMON STOCK
            (Cost $440,186,895)................  413,327,787
                                                ------------

  NUMBER                                                      MARKET
 OF SHARES                                                    VALUE
------------------------------------------------------------------------
            WARRANTS  - 0.00% +
            INFORMATION PROCESSING -
            SOFTWARE - 0.00%
      2,982 Per-Se Technologies, Inc.:
            (Cost $149)................................... $          59
                                                           -------------
    PAR
   VALUE
-----------
            SHORT-TERM INVESTMENTS - 5.83%
            COLLECTIVE INVESTMENT POOL - 3.83%
$16,145,186 Securities Lending Quality Trust /(2)/........    16,145,186
                                                           -------------
            REPURCHASE AGREEMENT - 2.00%
  8,423,000 State Street Bank & Trust Co., Joint
             Repurchase Agreement Account
             (see Note 6).................................     8,423,000
                                                           -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $24,568,186)............................    24,568,186
                                                           -------------
            TOTAL INVESTMENTS
            (Cost $464,755,230) - 103.90%.................   437,896,032
                                                           -------------
            Other assets and liabilities,
             net - (3.90)%................................  (16,457,117)
                                                           -------------
            NET ASSETS - 100%............................. $ 421,438,915
                                                           -------------
            +  Non-income producing
           ADR - American Depository Receipts
         /(1)/ The security or a portion thereof is out
               on loan (see Note 2).
         /(2)/ The security is purchased with the
               cash collateral received from
               securities loaned.

--------------------------------------------------------------------------------

                                                                             69
November 30, 2002
                       GROWTH & INCOME FUND (Unaudited)


                            ---------------------------------
                               Average Annual Total Return
                            ---------------------------------
                   ---------
                   6 Months  1 Year  5 Years Since Inception*
                   ------------------------------------------
                   (11.25%) (15.39%) (1.13%)      7.80%
                   ------------------------------------------

*Inception date of Fund: April 29, 1994



                                    [CHART]
Growth of $10,000 Investment

          Growth & Income Fund    S&P 500(R) Index
          ---------------------   ----------------
4/30/94       $10,000.00             $10,000.00
12/94           9,999.48              10,398.17
12/95          13,184.85              14,305.61
12/96          16,259.21              17,591.44
12/97          20,134.57              23,459.84
12/98          23,066.36              30,164.80
12/99          28,332.46              36,513.60
12/00          25,254.90              33,189.24
12/01          22,710.24              29,244.85
11/29/02       19,064.00              24,204.00



For the six months ended November 30, 2002, the Growth & Income Fund returned -11.25% compared to -11.49% for the S&P 500(R) Index.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                      1. Microsoft Corp.............. 4.17%
                      2. General Electric Co......... 3.01%
                      3. Citigroup, Inc.............. 2.59%
                      4. Bank of America Corp........ 2.53%
                      5. Pfizer, Inc................. 2.45%
                      6. Viacom, Inc., Class B....... 2.35%
                      7. Wal-Mart Stores, Inc........ 2.25%
                      8. Johnson & Johnson........... 1.90%
                      9. Verizon Communications, Inc. 1.74%
                     10. Merck & Co., Inc............ 1.65%

MANAGEMENT OVERVIEW
A discussion with SunAmerica Asset Management Corp.

How did you manage the portfolio over the past semi-annual period?
During the semiannual period, we continued to invest in companies that we believe are well positioned to outperform their peers. We also screened the S&P 500(R) for stocks with two key characteristics: the highest dividend yields and the best investment quality ratings within this group of high-grade stocks. The additions we made to the portfolio on the basis of these two criteria serve to strengthen the overall quality and yield of the Fund. We also have toned down the growth aspect of the portfolio for the time being, as market conditions over the past 6 months have created a harsh environment for growth stocks. We believe that this shift towards more conservative holdings has helped the portfolio during this period. It is impressive to note that in this difficult environment the Fund outperformed the S&P 500(R) Index for the semiannual period.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Since consumer spending remained the strongest pillar of the economy over the semiannual time frame, we focused much of our investment in several high dividend paying consumer staples companies, including Avon Products, Gillette and Philip Morris. In the packaging, industrial products and automotive industries respectively, we held Bemis, Textron and Genuine Parts Corporation on the basis of their financial strength and large dividends. We also added to positions in Verizon and SBC Communications, in addition to establishing a large position in Bank of America, based on attractive dividends. On the growth side of the portfolio, we maintained holdings in the fast food chain Wendy's International and Yum! Brands, which owns KFC, Pizza Hut, Taco Bell and Long John Silver's. 3M, a manufacturer of numerous consumer product lines, is now also part of the portfolio. Formerly known as Minnesota Mining and Manufacturing Company, 3M has a strong management team that is driving down costs and creating growth for the company.

Stocks that we sold recently include McDonald's, Ford and multinational industrial truck manufacturer PACCAR. We also have reduced our holdings in Exxon Mobil, General Electric and Citigroup. In selling or reducing certain holdings, we proactively trimmed names from the portfolio that we identified as being negatively impacted by the current economic environment. In buying positions, we focused on identifying companies showing excellent financial health, strong dividends and good growth.

What is your investment outlook for the coming year?
Without question, this post-recession recovery pattern has been below the trend of previous economic recoveries. Corporate debt burdens and overcapacity have inhibited a recovery in capital expenditures while the ever-resilient American consumer has shown signs of weakness. Economic uncertainty, both domestically and internationally, has raised concerns about a "double dip" in the domestic economy. The most negative development has been the fragility in manufacturing. At the start of the fourth quarter, the October industrial production report showed a plunge in output, with total output falling 0.8% month-to-month, while manufacturing fell 0.7%. More troublesome, weak output has not been matched by demand--at least not consumer demand. It is important to point out that some of the weakness in manufacturing can likely be attributed to the West Coast port dispute, which has been temporarily resolved.

It is important to note that while near-term news on the economy is almost all resoundingly negative, there is reason for hope. For the first time in six quarters, S&P 500(R) operating earnings are expected to improve more than revenues year-over-year according to Thomson Financial/First Call. In addition, durable goods sales are showing signs of improvement, productivity growth in the third quarter grew 5% and inflation continues to remain in check.

Since the onset of the fourth quarter, the equity market has enjoyed a rally amid select reports of encouraging corporate news, the Republican sweep in Washington, Iraq's agreement to arms inspection and a surprising fifty basis point easing by the Federal Reserve. The current question is whether the recent recovery in stock prices is another in a series of bear market rallies or whether this recovery has more substance. We believe that the recovery in equity prices is sustainable, at least through year-end. There are still plenty of things to worry about, most notably a weakening economy, potential conflict with Iraq and lofty earnings expectations for the fourth quarter and 2003. Stocks, however, are reacting positively to negative news and equities might just be one of the best economic indicators we have. As the market consolidates, we contend that weakness should be used to pick up solid names. Without question, we are in a highly ambiguous environment. However, we believe that it is possible that most of this uncertainty is priced into stocks at current levels and that the worst for stocks is most likely behind us.

Thus far, 2002 has been a year of intangibles and their effects on the market. These intangible factors, including the potential for war with Iraq, terrorism and corporate fraud settlements, continue to overhang the market. We expect many of these uncertainties to be resolved in the months to come and have positioned our portfolios to benefit from the market and economic recovery that should unfold.

--------------------------------------------------------------------------------

70
                                                              November 30, 2002
          GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited)



 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
            COMMON STOCK - 93.08%
            AEROSPACE/DEFENSE - 0.87%
   25,000   United Technologies Corp....... $1,561,750
                                            ----------
            APPAREL & PRODUCTS - 1.07%
   25,000 + Coach, Inc.....................    850,500
   80,000 + Oakley, Inc....................  1,084,000
                                            ----------
                                             1,934,500
                                            ----------
            AUTOMOTIVE - 0.44%
   20,000   General Motors Corp............    794,000
                                            ----------
            BANKS - 5.52%
   65,000   Bank of America Corp...........  4,555,200
   27,563   Commerce Bancshares, Inc. /(1)/  1,102,500
   34,300   FleetBoston Financial Corp.....    930,559
   30,000   Mellon Financial Corp..........    901,500
   40,000   Wells Fargo & Co...............  1,848,400
   15,000   Westamerica Bancorp............    616,350
                                            ----------
                                             9,954,509
                                            ----------
            BEVERAGES - 2.16%
   15,000   Anheuser-Busch Cos., Inc.......    736,800
   30,000   Coca-Cola Bottling Co..........  1,369,200
   25,000   Pepsi Bottling Group, Inc......    718,000
   25,000   PepsiCo, Inc...................  1,062,000
                                            ----------
                                             3,886,000
                                            ----------
            BROADCASTING - 0.74%
   22,645 + Comcast Corp., Class A.........    530,799
   35,000 + Comcast Corp., Special Class A.    798,000
                                            ----------
                                             1,328,799
                                            ----------
            BUILDING MATERIALS - 1.92%
  100,000   Masco Corp.....................  2,017,000
   50,000   Sherwin-Williams Co............  1,441,500
                                            ----------
                                             3,458,500
                                            ----------
            CHEMICAL - 1.94%
   25,000   E.I. du Pont de Nemours and Co.  1,115,500
   80,000   Lyondell Chemical Co...........  1,144,800
   35,000   Rohm and Haas Co...............  1,238,650
                                            ----------
                                             3,498,950
                                            ----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
            COMMERCIAL SERVICES - 1.47%
   60,000 + Cendant Corp............................ $   754,800
   30,000   United Parcel Service, Inc., Class B....   1,900,800
                                                     -----------
                                                       2,655,600
                                                     -----------
            CONGLOMERATES - 4.92%
   20,000   3M Co...................................   2,597,000
  200,000   General Electric Co.....................   5,420,000
   20,000   Textron, Inc............................     862,000
                                                     -----------
                                                       8,879,000
                                                     -----------
            DRUGS - 7.32%
   15,000   Abbott Laboratories.....................     656,700
   12,000 + Amgen, Inc..............................     566,400
   50,000   Merck & Co., Inc........................   2,970,500
  140,000   Pfizer, Inc.............................   4,415,600
   30,000   Pharmacia Corp..........................   1,269,000
   35,000   Schering-Plough Corp....................     793,100
   15,000   Teva Pharmaceutical Industries, Ltd. ADR   1,185,900
   35,000   Wyeth...................................   1,345,050
                                                     -----------
                                                      13,202,250
                                                     -----------
            FERTILIZERS - 0.65%
   90,000   IMC Global, Inc.........................   1,174,500
                                                     -----------
            FINANCE COMPANIES - 1.08%
   20,000   SLM Corp................................   1,954,600
                                                     -----------
            FINANCIAL SERVICES - 5.68%
   22,500   American Express Co.....................     875,925
  120,000   Citigroup, Inc..........................   4,665,600
   15,000   Lehman Brothers Holdings, Inc...........     921,000
   35,000   Merrill Lynch & Co., Inc................   1,522,500
   50,000   Morgan Stanley..........................   2,262,000
                                                     -----------
                                                      10,247,025
                                                     -----------
            FOODS - 0.68%
   50,000   ConAgra Foods, Inc......................   1,218,500
                                                     -----------
            HEALTHCARE - 1.98%
   60,000 + Alcon, Inc..............................   2,514,000
   12,000   Biotech HOLDRs Trust  /(1)/.............   1,058,520
                                                     -----------
                                                       3,572,520
                                                     -----------
            HOSPITAL MANAGEMENT - 0.44%
   20,000   HCA, Inc................................     803,600
                                                     -----------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
------------------------------------------------------------
            HOSPITAL SUPPLIES - 2.48%
   25,000 + Boston Scientific Corp............... $1,050,000
   60,000   Johnson & Johnson....................  3,421,200
                                                  ----------
                                                   4,471,200
                                                  ----------
            HOUSEHOLD PRODUCTS - 2.00%
   25,000   Avon Products, Inc...................  1,283,750
   40,000   Gillette Co..........................  1,212,800
   35,000   Newell Rubbermaid, Inc...............  1,110,200
                                                  ----------
                                                   3,606,750
                                                  ----------
            INFORMATION PROCESSING -
            HARDWARE - 4.20%
   65,000 + Dell Computer Corp...................  1,857,050
  150,000   Hewlett-Packard Co...................  2,922,000
   32,000   International Business Machines Corp.  2,787,200
                                                  ----------
                                                   7,566,250
                                                  ----------
            INFORMATION PROCESSING -
            SOFTWARE - 4.17%
  130,000 + Microsoft Corp.......................  7,516,600
                                                  ----------
            INSURANCE - 2.27%
   30,000   Allstate Corp........................  1,170,900
   30,250   American International Group, Inc. #.  1,970,787
   20,000   Marsh & McLennan Cos., Inc...........    944,000
                                                  ----------
                                                   4,085,687
                                                  ----------
            MACHINERY - 2.15%
   35,000   Deere & Co...........................  1,790,250
   45,000   Ingersoll-Rand Co., Class A..........  2,079,000
                                                  ----------
                                                   3,869,250
                                                  ----------
            METALS - 0.64%
   45,000   Alcoa, Inc...........................  1,149,750
                                                  ----------
            MULTIMEDIA - 4.08%
  130,000 + AOL Time Warner, Inc.................  2,128,100
   90,000 + Viacom, Inc., Class B................  4,230,900
   50,000   Walt Disney Co.......................    991,000
                                                  ----------
                                                   7,350,000
                                                  ----------
            OIL AND GAS - 7.46%
   25,000   Anadarko Petroleum Corp..............  1,180,000
   30,000   Apache Corp..........................  1,616,400
  100,000   Ensco International, Inc.............  2,798,000
   15,000   EOG Resources, Inc...................    581,550
   70,000   Exxon Mobil Corp.....................  2,436,000

--------------------------------------------------------------------------------

                                                                             71
November 30, 2002
    GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
            OIL AND GAS - Continued
   40,000 + Nabors Industries, Ltd........... $ 1,416,000
  100,000   Ocean Energy, Inc................   1,884,000
   50,000   Tidewater, Inc...................   1,546,500
                                              -----------
                                               13,458,450
            PAPER/FOREST PRODUCTS - 2.80%
   40,000   Avery Dennison Corp..............   2,577,600
   25,000   Bemis Co., Inc...................   1,293,000
   30,000   International Paper Co...........   1,177,500
                                              -----------
                                                5,048,100
                                              -----------
            POLLUTION CONTROL - 0.48%
   35,000   Waste Management, Inc............     872,200
                                              -----------
            PUBLISHING - 1.02%
   40,000   Tribune Co.......................   1,832,000
                                              -----------
            RETAIL - 6.07%
   25,000 + Costco Wholesale Corp............     807,500
   30,000 + Federated Department Stores, Inc.     980,400
   60,000   Home Depot, Inc..................   1,585,200
   12,500 + Kohl's Corp......................     856,250
  120,000 + Office Depot, Inc................   2,125,200
   15,000   Target Corp......................     521,700
   75,000   Wal-Mart Stores, Inc.............   4,062,000
                                              -----------
                                               10,938,250
                                              -----------
            SEMICONDUCTORS - 4.42%
   35,000 + Analog Devices, Inc..............   1,074,150
  140,000 + Applied Materials, Inc...........   2,387,000
  120,000   Intel Corp.......................   2,505,600
  100,000   Texas Instruments, Inc...........   2,011,000
                                              -----------
                                                7,977,750
                                              -----------
            TELECOMMUNICATIONS - 6.06%
   14,000   AT&T Corp........................     392,560
  150,000 + AT&T Wireless Services, Inc......   1,132,500
  140,000 + Cisco Systems, Inc...............   2,088,800
  110,000   Nokia Corp. ADR..................   2,113,100
   50,000 + QUALCOMM, Inc....................   2,061,000
   75,000   Verizon Communications, Inc......   3,141,000
                                              -----------
                                               10,928,960
                                              -----------

  NUMBER                                                     MARKET
 OF SHARES                                                   VALUE
----------------------------------------------------------------------
            TOBACCO - 2.19%
     75,000 Philip Morris Cos., Inc...................... $  2,829,000
     35,000 UST, Inc.....................................    1,127,000
                                                          ------------
                                                             3,956,000
                                                          ------------
            UTILITIES - COMMUNICATION - 0.95%
     60,000 SBC Communications, Inc......................    1,710,000
                                                          ------------
            UTILITIES - ELECTRIC - 0.76%
     20,300 Progress Energy, Inc.........................      852,600
     19,600 Southern Co..................................      512,736
                                                          ------------
                                                             1,365,336
                                                          ------------
            TOTAL COMMON STOCK
            (Cost $177,059,042)..........................  167,827,136
                                                          ------------
    PAR
   VALUE
------------
            SHORT-TERM INVESTMENTS - 7.84%
            COLLECTIVE INVESTMENT POOL - 1.18%
$ 2,132,757 Securities Lending Quality Trust /(2)/.......    2,132,757
                                                          ------------
            REPURCHASE AGREEMENT - 6.66%
 12,004,000 State Street Bank & Trust Co.:
             Joint Repurchase Agreement Account
             (see Note 6)................................   12,004,000
                                                          ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $14,136,757)...........................   14,136,757
                                                          ------------
            TOTAL INVESTMENTS
            (Cost $191,195,799) - 100.92%................  181,963,893
                                                          ------------
            Other assets and liabilities,
              net - (0.92)%..............................  (1,651,503)
                                                          ------------
            NET ASSETS - 100%............................ $180,312,390
                                                          ------------
            + Non-income producing
            # Security represents an investment in
              an affiliated company.
        /(1)/ The security or a portion thereof is out
              on loan (see Note 2).
        /(2)/ The security is purchased with the
              cash collateral received from
              securities loaned.

--------------------------------------------------------------------------------

72
                       INCOME & GROWTH FUND (Unaudited)
                                                              November 30, 2002


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year   Since Inception*
                       ------------------------------------
                       (11.57%) (13.20%)      (12.82%)
                       ------------------------------------

*Inception date of Fund: December 11, 2000



                                    [CHART]


Growth of $10,000 Investment

         Income & Growth Fund   S&P 500(R) Index
         --------------------   ----------------
12/8/00      $10,000.00            $10,000.00
12/29/00       9,790.00              9,643.43
3/30/01        8,768.18              8,500.15
6/29/01        9,397.73              8,997.37
9/28/01        8,134.00              7,676.63
12/31/01       8,970.99              8,497.03
3/28/02        9,074.02              8,520.58
6/28/02        8,042.83              7,379.10
9/30/02        6,668.63              6,104.24
11/29/02       7,622.89              7,032.44
For the six months ended November 30, 2002, the Income & Growth Fund returned -11.57% compared to -11.49% for the S&P 500(R) Index.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                      1. Bank of America Corp........ 3.81%
                      2. Citigroup, Inc.............. 3.22%
                      3. Microsoft Corp.............. 2.95%
                      4. General Electric Co......... 2.73%
                      5. Verizon Communications, Inc. 2.67%
                      6. Exxon Mobil Corp............ 2.62%
                      7. Merck & Co., Inc............ 2.52%
                      8. Procter & Gamble Co......... 2.25%
                      9. Eastman Kodak Co............ 2.13%
                     10. Pfizer, Inc................. 2.10%

MANAGEMENT OVERVIEW
A discussion with American Century Investment Management, Inc.

How did you manage the portfolio over the past semi-annual period?
Investors alternated between getting excited about a profit rebound and worrying about a deflationary spiral, geopolitics, corporate governance, and consumer spending. In the meantime, we continued to adhere to our disciplined investment process--buying stocks whose assets and/or growth potential is under-appreciated and selling when a stock's fundamentals suggest limited upside.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The consumer services sector--home to restaurants, media, hotels and leisure companies--contains several examples of how our stock selection added value. Our best pick was Eastman Kodak. The old-economy stalwart was slow to capitalize on the digital age, but the company introduced a broad array of digital products while improving earnings through share buybacks. We liked the stock because the price was right, its dividend yield was attractive, and the company's turnaround generated investor interest. Kodak shares jumped while the broader market declined, boosting the Fund's performance. Our process also added value by recognizing that restaurants like McDonald's and Wendy's were unattractive. The hyper-competitive fast food industry's stocks slumped along with sales growth, but we didn't own any restaurants.

Healthcare was another good sector for the portfolio. The pharmaceutical giant Merck was one of our biggest overweights. The stock held its value relatively well after taking a beating earlier in the year for regulatory inquiries and lower sales. The stock was significantly cheaper than the rest of the industry, but not for long. Investors recognized the value of Merck's diverse product line and bid the shares back up again.

The utilities sector continued to plummet, as regulatory problems, high debt levels, and liquidity crunches weighed on investors' minds. Of course, utilities also have the lowest price and highest dividend yield of any market sector. That's an attractive situation in our framework so we held several utilities and a little more exposure than the index. That detracted from performance when a few of our picks--TXU Corp., American Electric Power, and Centerpoint--took a pounding.

We had a tough time in financials. One of our worst picks was Cigna, the nation's third largest health insurer. The company missed earnings, lowered its outlook for profits, and ran into legal problems, crushing the stock in the process. We did find a few winners that offset most of the negative impact of Cigna--Bear Sterns and Fidelity National Financial. Bear Sterns rallied, as the investment bank managed to avoid the regulatory problems that hurt its competitors, while Fidelity National Financial benefited from the strong real estate market. Considering the high degree of uncertainty and volatility, the portfolio's performance wasn't bad, but we'd like to be able to tell a better story, so we'll continue to work hard in the months ahead.

What is your investment outlook for the coming year?
Stock market valuations still seem on the high side, but many observers point out that low inflation, low interest rates, and an economic recovery support the current value of the market. To justify the market's price, we will still have to see a significant rebound in profits and economic growth. But we'd prefer to leave those predictions to the economists. Whatever the economy delivers, there will be opportunities for stock pickers to add value. We'll continue to search for individual stocks with solid fundamentals and unrecognized growth potential rather than making big bets based on the economy.


--------------------------------------------------------------------------------

                                                                             73
November 30, 2002
          INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)



 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            COMMON STOCK - 98.66%
            ADVERTISING - 0.09%
    2,600   Omnicom Group, Inc...................... $     176,929
                                                     -------------
            AEROSPACE/DEFENSE - 0.99%
    8,700   Honeywell International, Inc............       225,069
      400 + L-3 Communications Holdings, Inc........        17,976
    3,200   Northrop Grumman Corp. /(1)/............       310,112
   22,200   United Technologies Corp................     1,386,834
                                                     -------------
                                                         1,939,991
                                                     -------------
            AIRLINES - 0.19%
    5,300   Delta Air Lines, Inc....................        71,550
   17,800   Southwest Airlines Co...................       295,480
                                                     -------------
                                                           367,030
                                                     -------------
            APPAREL & PRODUCTS - 0.45%
   20,800   Limited, Inc............................       353,808
      600 + Payless ShoeSource, Inc.................        34,014
   13,200   VF Corp.................................       499,752
                                                     -------------
                                                           887,574
                                                     -------------
            APPLIANCES/FURNISHINGS - 0.03%
    1,200   Whirlpool Corp..........................        64,536
                                                     -------------
            AUTOMOTIVE - 1.31%
   28,500   ArvinMeritor, Inc.......................       469,395
    8,286   Carlisle Cos., Inc......................       344,117
    7,384   Cooper Tire & Rubber Co.................       117,406
   34,800   Ford Motor Co...........................       396,024
    3,400   General Motors Corp.....................       134,980
   24,600   Goodyear Tire & Rubber Co. /(1)/........       202,704
    5,000 + Lear Corp...............................       183,450
    5,400   Magna International, Inc., Class A /(1)/       301,482
    8,800 + SPX Corp................................       415,360
                                                     -------------
                                                         2,564,918
                                                     -------------
            BANKS - 8.15%
   44,200   AmSouth Bancorp.........................       842,894
  106,200   Bank of America Corp....................     7,442,496
    4,300   Bank One Corp...........................       169,807
   42,300   First American Corp., Class A...........       866,727
   28,169   First Tennessee National Corp...........     1,038,873
    8,900   Hibernia Corp., Class A.................       173,817
    5,100   National City Corp......................       141,780
    3,600   PNC Financial Services Group............       151,920

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
            BANKS - Continued
   60,400   U.S. Bancorp........................ $   1,322,760
    6,950   Union Planters Corp.................       205,025
   24,100   UnionBanCal Corp....................     1,050,037
   33,600   Wachovia Corp.......................     1,181,040
   29,200   Wells Fargo & Co....................     1,349,332
                                                 -------------
                                                    15,936,508
                                                 -------------
            BEVERAGES - 0.80%
    6,300   Adolph Coors Co., Class B /(1)/.....       408,618
   14,100   Coca-Cola Enterprises, Inc..........       300,189
   20,200   PepsiCo, Inc........................       858,096
                                                 -------------
                                                     1,566,903
                                                 -------------
            BROADCASTING - 0.77%
   10,900 + Clear Channel Communications, Inc...       473,714
   43,737 + Comcast Corp., Class A..............     1,025,202
                                                 -------------
                                                     1,498,916
                                                 -------------
            BUILDING MATERIALS - 1.00%
    7,800   RPM International, Inc..............       119,886
   18,667 + Shaw Group, Inc. /(1)/..............       322,939
   50,700   Sherwin-Williams Co.................     1,461,681
    2,200   York International Corp.............        55,176
                                                 -------------
                                                     1,959,682
                                                 -------------
            CHEMICAL - 0.75%
    4,300   Eastman Chemical Co.................       168,259
    9,600 + Invitrogen Corp. /(1)/..............       268,416
   32,700   Lubrizol Corp.......................     1,018,932
                                                 -------------
                                                     1,455,607
                                                 -------------
            COMMERCIAL SERVICES - 1.95%
    5,200   Ball Corp...........................       257,296
    1,800   Deluxe Corp.........................        78,120
   11,400   Fluor Corp..........................       312,588
    8,681 + Owens-Illinois, Inc.................       136,292
    9,000 + Quintiles Transnational Corp........       105,750
   11,900 + Rent-A-Center, Inc. /(1)/...........       591,299
   20,000   United Parcel Service, Inc., Class B     1,267,200
   46,900   Viad Corp...........................     1,070,727
                                                 -------------
                                                     3,819,272
                                                 -------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            CONGLOMERATES - 3.01%
  196,700   General Electric Co..................... $   5,330,570
   30,997   Tyco International, Ltd.................       552,987
                                                     -------------
                                                         5,883,557
                                                     -------------
            DRUGS - 7.12%
   19,000   Abbott Laboratories.....................       831,820
   28,292 + Amgen, Inc..............................     1,335,382
   27,600   Bristol-Myers Squibb Co.................       731,400
    2,200 + Chiron Corp.............................        88,440
    4,400 + King Pharmaceuticals, Inc...............        83,512
   82,900   Merck & Co., Inc........................     4,925,089
   10,100   Mylan Laboratories, Inc.................       340,673
  130,100   Pfizer, Inc.............................     4,103,354
    5,300   Pharmacia Corp..........................       224,190
   36,500   Schering-Plough Corp....................       827,090
    3,600 + Sicor, Inc..............................        56,772
   12,600 + Watson Pharmaceuticals, Inc.............       377,874
                                                     -------------
                                                        13,925,596
                                                     -------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 2.19%
   21,900   Applera Corp. - Applied Biosystems Group       478,734
   33,344 + Arrow Electronics, Inc..................       537,839
   89,900 + Avnet, Inc. /(1)/.......................     1,272,085
    9,800 + Celestica, Inc..........................       177,576
    1,600 + Energizer Holdings, Inc. /(1)/..........        47,376
   14,682 + Fisher Scientific International, Inc....       439,873
    7,600   Johnson Controls, Inc...................       629,964
    2,400   OGE Energy Corp. /(1)/..................        39,504
   12,100 + Solectron Corp..........................        55,902
    3,600 + Vishay Intertechnology, Inc.............        50,868
   62,100 + Xerox Corp. /(1)/.......................       541,512
                                                     -------------
                                                         4,271,233
                                                     -------------
            FINANCIAL SERVICES - 8.55%
    6,500   American Express Co.....................       253,045
   16,800   Bear Stearns Cos., Inc..................     1,075,200
   17,100   Capital One Financial Corp. /(1)/.......       577,980
  162,000   Citigroup, Inc..........................     6,298,560
    9,389   Countrywide Financial Corp..............       462,878
   40,500   Fannie Mae..............................     2,553,525
   21,400   Freddie Mac.............................     1,233,496
   18,600   H & R Block, Inc........................       712,938
   11,100   Household International, Inc............       318,570

--------------------------------------------------------------------------------

74
    INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            FINANCIAL SERVICES - Continued
    6,497   Lehman Brothers Holdings, Inc........... $     398,916
   40,600   Merrill Lynch & Co., Inc................     1,766,100
   23,300   Morgan Stanley..........................     1,054,092
                                                     -------------
                                                        16,705,300
                                                     -------------
            FOODS - 2.32%
   51,030   Archer-Daniels-Midland Co...............       680,230
   91,800   ConAgra Foods, Inc......................     2,237,166
    9,600 + Dean Foods Co. /(1)/....................       356,640
   80,100   Tyson Foods, Inc., Class A..............       945,180
    5,400   Unilever NV.............................       314,010
                                                     -------------
                                                         4,533,226
                                                     -------------
            FREIGHT - 0.49%
    6,900   FedEx Corp..............................       362,733
   26,000   Ryder System, Inc.......................       598,000
                                                     -------------
                                                           960,733
                                                     -------------
            HEALTHCARE - 0.66%
   19,900   McKesson Corp...........................       515,808
    9,396 + Oxford Health Plans, Inc................       343,142
    6,400 + Wellpoint Health Networks, Inc., Class A       421,312
                                                     -------------
                                                         1,280,262
                                                     -------------
            HOME BUILDERS - 1.14%
   14,600   Centex Corp.............................       734,818
   15,600   KB Home.................................       697,164
    3,000   Lennar Corp. /(1)/......................       159,060
    1,900 + NVR, Inc. /(1)/.........................       628,900
                                                     -------------
                                                         2,219,942
                                                     -------------
            HOSPITAL SUPPLIES - 2.09%
    4,900   AmerisourceBergen Corp..................       284,298
   66,800   Johnson & Johnson.......................     3,808,936
                                                     -------------
                                                         4,093,234
                                                     -------------
            HOUSEHOLD PRODUCTS - 3.88%
   44,000 + American Greetings Corp., Class A /(1)/.       715,880
   36,800   Fortune Brands, Inc.....................     1,794,736
    8,900   Kimberly-Clark Corp.....................       447,848
    7,300   Newell Rubbermaid, Inc..................       231,556
   52,300   Procter & Gamble Co.....................     4,393,200
                                                     -------------
                                                         7,583,220
                                                     -------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
            INFORMATION PROCESSING-
            HARDWARE - 3.51%
   38,491 + Dell Computer Corp................... $   1,099,688
   97,315   Hewlett-Packard Co...................     1,895,696
   11,000 + Ingram Micro, Inc....................       153,780
   33,700   International Business Machines Corp.     2,935,270
   12,300 + Storage Technology Corp..............       271,707
   10,100 + Tech Data Corp.......................       309,868
   23,500 + Western Digital Corp.................       198,575
                                                  -------------
                                                      6,864,584
                                                  -------------
            INFORMATION PROCESSING -
            SERVICES - 1.52%
   18,100 + Anixter International, Inc...........       442,726
    6,600 + CheckFree Corp. /(1)/................       129,294
   23,200 + Computer Sciences Corp...............       809,448
   54,300   Electronic Data Systems Corp.........     1,006,722
    8,500   First Data Corp......................       294,440
    7,068   Reynolds and Reynolds Co., Class A...       188,504
    5,400 + Yahoo!, Inc..........................        98,658
                                                  -------------
                                                      2,969,792
                                                  -------------
            INFORMATION PROCESSING -
            SOFTWARE- 3.50%
    4,300 + Acxiom Corp. /(1)/...................        66,005
   55,400 + Compuware Corp.......................       302,484
   99,800 + Microsoft Corp.......................     5,770,436
   56,900 + Oracle Corp..........................       691,335
                                                  -------------
                                                      6,830,260
                                                  -------------
            INSURANCE - 4.31%
   18,000   Allstate Corp........................       702,540
   10,400   American International Group, Inc. #.       677,560
   24,400   AmerUs Group Co. /(1)/...............       782,020
   19,670   CIGNA Corp...........................       856,235
    3,800 + CNA Financial Corp...................        94,164
   71,150   Fidelity National Financial, Inc.....     2,301,702
   11,000   MetLife, Inc.........................       295,240
    1,100   Odyssey Re Holdings Corp.............        19,492
   58,900   Old Republic International Corp......     1,762,288
    1,504   Progressive Corp.....................        85,187
   16,100   Protective Life Corp.................       475,433
   18,000   UnumProvident Corp...................       306,900
    2,672 + WellChoice, Inc......................        69,071
                                                  -------------
                                                      8,427,832
                                                  -------------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            LEISURE AND TOURISM - 0.51%
   28,100 + Activision, Inc. /(1)/................ $    606,960
    5,400   Blockbuster, Inc., Class A /(1)/......      117,504
    3,700   Brunswick Corp........................       77,774
      700 + Electronic Arts, Inc..................       47,502
    5,800 + GTECH Holdings Corp...................      133,342
      400 + Harrah's Entertainment, Inc...........       16,000
                                                   ------------
                                                        999,082
                                                   ------------
            MACHINERY - 0.42%
    4,659 + AGCO Corp.............................      112,468
   14,400   Cooper Industries, Ltd., Class A......      547,488
    8,000   Timken Co.............................      158,800
                                                   ------------
                                                        818,756
                                                   ------------
            MEDICAL TECHNOLOGY - 0.13%
    8,200 + Guidant Corp..........................      245,426
                                                   ------------
            METALS - 0.37%
    9,900   Precision Castparts Corp..............      243,342
    8,500   United States Steel Corp..............      123,080
   20,700   Worthington Industries, Inc...........      364,734
                                                   ------------
                                                        731,156
                                                   ------------
            MISCELLANEOUS - 2.24%
  112,700   Eastman Kodak Co. /(1)/...............    4,160,884
    8,813 + Hearst-Argyle Television, Inc.........      213,715
                                                   ------------
                                                      4,374,599
                                                   ------------
            MULTIMEDIA - 2.99%
  143,800 + AOL Time Warner, Inc..................    2,354,006
   55,400 + Viacom, Inc., Class B.................    2,604,354
   44,500   Walt Disney Co........................      881,990
                                                   ------------
                                                      5,840,350
                                                   ------------
            OIL AND GAS - 7.91%
   29,000   ChevronTexaco Corp....................    1,943,870
   16,600   ConocoPhillips........................      793,646
  147,200   Exxon Mobil Corp......................    5,122,560
   36,700   Halliburton Co........................      770,700
   38,700   Kinder Morgan Energy Partners LP /(1)/    1,359,144
  123,500   Marathon Oil Corp.....................    2,470,000
   56,700   Occidental Petroleum Corp.............    1,579,095
    8,900   Plains All American Pipeline LP /(1)/.      205,768
   38,700   Transocean, Inc.......................      940,410
    7,568   UGI Corp. /(1)/.......................      278,502
                                                   ------------
                                                     15,463,695
                                                   ------------

--------------------------------------------------------------------------------

                                                                             75
November 30, 2002
    INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
            PAPER/FOREST PRODUCTS - 1.04%
   83,400   Georgia-Pacific Corp................... $   1,728,882
    1,600   International Paper Co.................        62,800
    3,100   Rayonier, Inc..........................       143,406
    2,700 + Sealed Air Corp. /(1)/.................       102,087
                                                    -------------
                                                        2,037,175
                                                    -------------
            PUBLISHING - 0.11%
   14,100 + Moore Corp. Ltd........................       151,434
    1,300   Tribune Co.............................        59,540
                                                    -------------
                                                          210,974
                                                    -------------
            RAILROADS & EQUIPMENT - 0.38%
    7,600   Burlington Northern Santa Fe Corp......       192,508
    4,500   CSX Corp...............................       124,425
    8,200   Norfolk Southern Corp..................       161,786
    4,700   Union Pacific Corp.....................       272,130
                                                    -------------
                                                          750,849
                                                    -------------
            REAL ESTATE INVESTMENT TRUSTS - 0.43%
    4,000   CBL & Associates Properties, Inc. /(1)/       157,200
    6,800   Equity Office Properties Trust.........       174,828
    1,200   General Growth Properties, Inc. /(1)/..        59,280
   17,500   HRPT Properties Trust..................       146,475
    5,000   Mack-Cali Realty Corp..................       150,000
    4,200   Simon Property Group, Inc..............       141,624
                                                    -------------
                                                          829,407
                                                    -------------
            RETAIL - 4.66%
   46,200   Dillard's, Inc., Class A...............       892,584
   51,600 + Federated Department Stores, Inc.......     1,686,288
   24,600   Home Depot, Inc........................       649,932
   59,300   IKON Office Solutions, Inc. /(1)/......       451,866
   29,800   JC Penney Co., Inc.....................       707,154
    7,700   May Department Stores Co...............       188,342
   26,600 + Office Depot, Inc......................       471,086
    8,800 + Overture Services, Inc. /(1)/..........       241,833
    7,950   Pier 1 Imports, Inc....................       155,105
    5,400 + Saks, Inc..............................        70,200
   17,600   Sears, Roebuck and Co..................       487,520
   51,300   SUPERVALU, Inc.........................       922,374
    2,400   Target Corp............................        83,472
   34,900   Wal-Mart Stores, Inc...................     1,890,184
   14,570   Winn-Dixie Stores, Inc. /(1)/..........       217,384
                                                    -------------
                                                        9,115,324
                                                    -------------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
            SAVINGS & LOAN - 0.53%
    4,000   GreenPoint Financial Corp........ $     170,800
      600   New York Community Bancorp, Inc..        16,728
   23,700   Washington Mutual, Inc...........       852,726
                                              -------------
                                                  1,040,254
                                              -------------
            SECURITIES RELATED - 0.09%
   29,100 + E*TRADE Group, Inc...............       165,288
                                              -------------
            SEMICONDUCTORS - 2.06%
    6,600 + Applied Materials, Inc...........       112,530
   34,700 + ESS Technology, Inc. /(1)/.......       301,890
  139,600   Intel Corp.......................     2,914,848
    1,800 + Intersil Corp., Class A /(1)/....        31,122
    8,200 + QLogic Corp. /(1)/...............       356,208
   15,600   Texas Instruments, Inc...........       313,716
                                              -------------
                                                  4,030,314
                                              -------------
            TELECOMMUNICATIONS - 7.28%
   49,900   Alltel Corp......................     2,748,492
   27,160   AT&T Corp........................       761,566
   74,500   BellSouth Corp...................     2,071,100
    3,600   CenturyTel, Inc..................       111,168
  126,400 + Cisco Systems, Inc...............     1,885,888
   85,700   Motorola, Inc....................       975,266
    4,700 + QUALCOMM, Inc....................       193,734
   20,200   Scientific-Atlanta, Inc. /(1)/...       274,720
  124,500   Verizon Communications, Inc......     5,214,060
                                              -------------
                                                 14,235,994
                                              -------------
            TOBACCO - 0.73%
   38,000   Philip Morris Cos., Inc..........     1,433,360
                                              -------------
            UTILITIES - COMMUNICATION - 1.94%
   97,300   SBC Communications, Inc..........     2,773,050
   69,208   Sprint Corp......................     1,009,053
                                              -------------
                                                  3,782,103
                                              -------------
            UTILITIES - ELECTRIC - 2.52%
    4,747   Alliant Energy Corp. /(1)/.......        77,281
    6,800   Ameren Corp......................       281,180
   45,600   American Electric Power Co., Inc.     1,295,952
   23,700   CMS Energy Corp. /(1)/...........       235,815
    7,899   Dominion Resources, Inc..........       402,454
   11,200   Duke Energy Corp.................       221,088
   19,700 + Edison International, Inc........       218,473
    7,500   Entergy Corp.....................       327,975

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          UTILITIES - ELECTRIC - Continued
   14,500 Exelon Corp.......................... $    727,755
    3,790 FirstEnergy Corp.....................      120,067
   17,800 NiSource, Inc........................      346,922
   14,335 Public Service Enterprise Group, Inc.      429,190
    8,400 Southern Co..........................      219,744
    1,000 TECO Energy, Inc. /(1)/..............       14,740
                                                ------------
                                                   4,918,636
                                                ------------
          UTILITIES - GAS, DISTRIBUTION - 1.55%
   21,000 Keyspan Corp.........................      741,090
   10,830 Nicor, Inc...........................      341,253
    3,800 Northern Border Partners, LP /(1)/...      137,560
   78,300 Sempra Energy........................    1,814,211
                                                ------------
                                                   3,034,114
                                                ------------
          TOTAL COMMON STOCK
          (Cost $219,423,631)..................  192,843,493
                                                ------------
          PREFERRED STOCK - 0.37%
          AUTOMOTIVE - 0.27%
    7,200 Ford Motor Co. Capital Trust II 6.50%      324,000
    8,900 General Motors Corp. 5.25%...........      210,485
                                                ------------
                                                     534,485
                                                ------------
          UTILITIES - ELECTRIC - 0.10%
    7,778 DTE Energy Co. 8.75%.................      202,073
                                                ------------
          TOTAL PREFERRED STOCK
          (Cost $779,531)......................      736,558
                                                ------------

--------------------------------------------------------------------------------

76
    INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


    PAR                                                       MARKET
   VALUE                                                      VALUE
------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 6.72%
            COLLECTIVE INVESTMENT POOL - 5.90%
$11,526,588 Securities Lending Quality Trust /(2)/........ $  11,526,588
                                                           -------------
            REPURCHASE AGREEMENT - 0.79%
  1,551,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 1.22%,
             dated 11/29/02; to be repurchased
             12/2/02 in the amount of $1,551,158
             and collateralized by Federal National
             Mtg. Assn. Notes, bearing interest at
             5.25%, due 04/15/07 and having an
             approximate value of $1,586,547 @............     1,551,000
                                                           -------------
            U.S. TREASURY BILLS - 0.03%
     60,000 United States Treasury Bills:
             1.14% due 2/20/03............................        59,839
                                                           -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $13,137,427)............................    13,137,427
                                                           -------------
            TOTAL INVESTMENTS
            (Cost $233,340,589) - 105.75%.................   206,717,478
                                                           -------------
            Other assets and liabilities,
             net - (5.75)%................................  (11,245,924)
                                                           -------------
            NET ASSETS - 100%............................. $ 195,471,554
                                                           -------------
            + Non-income producing
            # Security represents an investment in
              an affiliated company.
            @ The security or a portion thereof
              represents collateral for open futures
              contracts.
        /(1)/ The security or a portion thereof is out
              on loan (see Note 2).
        /(2)/ The security is purchased with the
              cash collateral received from
              securities loaned.

                                                  UNREALIZED
  CONTRACTS                                      APPRECIATION
-------------------------------------------------------------
              FUTURES CONTRACTS PURCHASED
              (Delivery month/Value at 11/30/02)
       4/(3)/ S & P 500 Index
               (December 2002/$936).............   $38,000
                                                   -------
/(3)/ Per 250

--------------------------------------------------------------------------------

                                                                             77
November 30, 2002
                     SCIENCE & TECHNOLOGY FUND (Unaudited)


                            ---------------------------------
                               Average Annual Total Return
                            ---------------------------------
                   ---------
                   6 Months  1 Year  5 Years Since Inception*
                   ------------------------------------------
                   (10.25%) (31.61%) (6.22%)      7.08%
                   ------------------------------------------

*Inception date of Fund: April 29, 1994




                                    [CHART]

Growth of $10,000 Investment

          Science & Technology Fund    S&P 500(R) Index
          -------------------------    -------------
4/30/94       $10,000.00                $10,000.00
12/94          12,562.10                 10,398.17
12/95          20,308.85                 14,305.61
12/96          23,113.33                 17,591.44
12/97          23,716.59                 23,459.84
12/98          33,708.29                 30,164.80
12/99          67,735.56                 36,513.60
12/00          44,617.36                 33,189.24
12/01          28,244.58                 29,244.85
11/29/02       18,000.00                 24,204.00



For the six months ended November 30, 2002, the Science & Technology Fund returned -10.25% compared to -11.49% for the S&P 500(R) Index.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                    1. Microsoft Corp................. 8.97%
                    2. Cisco Systems, Inc............. 6.86%
                    3. Dell Computer Corp............. 3.48%
                    4. First Data Corp................ 3.20%
                    5. Maxim Integrated Products, Inc. 3.08%
                    6. Analog Devices, Inc............ 2.90%
                    7. Adobe Systems, Inc............. 2.89%
                    8. Veritas Software Corp.......... 2.83%
                    9. AOL Time Warner, Inc........... 2.75%
                   10. Mercury Interactive Corp....... 2.53%

MANAGEMENT OVERVIEW
A discussion with T. Rowe Price Associates, Inc.

How did you manage the portfolio over the past semi-annual period? Technology stocks fell during this period due to lackluster IT spending and profit warnings. The VALIC Company I Science & Technology Fund modestly outperformed the S&P 500(R) Stock Index and the Lipper Science & Technology Funds Index for the six-month period ending November 30, 2002.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
On an absolute basis, hardware systems, wireless services, and technical software enhanced performance. Focusing on market leaders within these spaces helped performance. E-Commerce, digital and analog semiconductors detracted performance. Semiconductors mounted an impressive semiconductor rally from the October lows on the heels of strength in memory pricing chips, and potentially better-than-expected holiday seasonality. However, the upside was contained by modest 2003 growth expectations.

On an absolute basis, Microsoft, Apollo Group, and Forest Laboratories were among the best performers.

   . Microsoft: With its breadth of products and customers, an increasingly predictable recurring revenue stream, and high cash levels, Microsoft represented a relatively safe haven in the event of continued tough times.

   . Nokia: Leading mobile phone maker benefited from market share news flow related to product introductions and aided by continued weakness in the competition.

   . Oracle: Leading provider of information management and enterprise applications software received a premium valuation given its sizable position in relational database management software.

Among the worst performing stocks for this period:

   . Cisco Systems: Market leader within enterprise data networking whose near-term fundamentals is perceived to be limited by the slow moving economy.

   . Concord EFS: Leading electronic payment processor declined on fears consumer spending was slowing.

   . Brocade Communications Systems: Provider of infrastructure for storage area networks declined amidst an aggressive pricing environment and lowered earnings expectations.

What is your investment outlook for the coming year?
Earnings are recovering, which is encouraging, but it will take a sustained economic rebound, including a rebound in corporate technology spending, to reignite this sector of the market. We remain conscious of valuations given the recent rally from the October market lows. The portfolio is well positioned to benefit from a strong renewal in economic growth when it takes place.


--------------------------------------------------------------------------------

78
                                                              November 30, 2002
       SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS (Unaudited)



  NUMBER                                             MARKET
 OF SHARES                                           VALUE
---------------------------------------------------------------
            COMMON STOCK - 101.78%
            BROADCASTING - 0.84%
  398,800 + Comcast Corp., Special Class A....... $   9,092,640
                                                  -------------
            CHEMICAL - 0.34%
   60,500 + Cabot Microelectronics Corp. /(1)/...     3,651,175
                                                  -------------
            COMMERCIAL SERVICES - 3.03%
  515,000 + Accenture, Ltd., Class A.............     9,913,750
1,520,000 + Concord EFS, Inc.....................    22,800,000
                                                  -------------
                                                     32,713,750
                                                  -------------
            DRUGS - 2.64%
  224,600   Bristol-Myers Squibb Co..............     5,951,900
   90,000 + Cephalon, Inc. /(1)/.................     4,932,000
   45,000   Eli Lilly & Co.......................     3,073,500
  176,000 + MedImmune, Inc.......................     4,642,880
  150,000   Pfizer, Inc..........................     4,731,000
  129,700   Schering-Plough Corp.................     2,939,002
   60,000   Wyeth................................     2,305,800
                                                  -------------
                                                     28,576,082
                                                  -------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 2.88%
  437,000 + Celestica, Inc.......................     7,918,440
1,230,000 + Flextronics International, Ltd.......    13,542,300
1,610,000 + JDS Uniphase Corp....................     5,490,100
  875,000 + Sanmina-SCI Corp.....................     4,200,000
                                                  -------------
                                                     31,150,840
                                                  -------------
            FINANCIAL SERVICES - 1.02%
  378,500   Paychex, Inc.........................    11,052,200
                                                  -------------
            INFORMATION PROCESSING -
            HARDWARE - 6.68%
1,315,000 + Dell Computer Corp...................    37,569,550
  205,000   International Business Machines Corp.    17,855,500
  150,000 + Lexmark International, Inc., Class A.     9,921,000
  491,400 + Network Appliance, Inc. /(1)/........     6,815,718
                                                  -------------
                                                     72,161,768
                                                  -------------
            INFORMATION PROCESSING -
            SERVICES - 11.62%
1,610,000 + Brocade Communications Systems, Inc..     9,160,900
  540,000 + Cadence Design Systems, Inc..........     7,786,800
  440,000 + Certegy, Inc.........................    10,626,000
  164,000 + DST Systems, Inc.....................     6,223,800
1,256,600 + EMC Corp.............................     9,110,350
  998,300   First Data Corp......................    34,581,112
  514,600 + Fiserv, Inc..........................    17,455,232

   NUMBER                                              MARKET
  OF SHARES                                            VALUE
-----------------------------------------------------------------
              INFORMATION PROCESSING -
              SERVICES - Continued
    546,200 + Networks Associates, Inc............. $   9,968,150
    265,000 + SunGard Data Systems, Inc............     6,193,050
  1,380,300 + VeriSign, Inc. /(1)/.................    14,506,953
                                                    -------------
                                                      125,612,347
                                                    -------------
              INFORMATION PROCESSING -
              SOFTWARE - 22.23%
  1,058,700   Adobe Systems, Inc...................    31,263,411
     17,163 + Ascential Software Corp..............        52,004
  1,114,300 + Informatica Corp.....................     7,688,670
    176,000 + Internet Security Systems, Inc. /(1)/     4,405,456
     88,000 + Intuit, Inc..........................     4,746,720
    818,000 + Mercury Interactive Corp. /(1)/......    27,386,640
  1,676,000 + Microsoft Corp.......................    96,906,320
    791,000 + Oracle Corp..........................     9,610,650
    332,800 + PeopleSoft, Inc......................     6,536,192
     15,100 + Peregrine Systems, Inc...............         1,057
     58,000 + SAP AG...............................     5,079,274
  1,896,000 + Siebel Systems, Inc..................    16,134,960
  1,680,000 + Veritas Software Corp................    30,542,400
                                                    -------------
                                                      240,353,754
                                                    -------------
              LEISURE AND TOURISM - 2.51%
    363,100 + Electronic Arts, Inc. /(1)/..........    24,639,966
     90,000 + USA Interactive......................     2,502,000
                                                    -------------
                                                       27,141,966
                                                    -------------
              MACHINERY - 0.88%
    424,000 + Cognex Corp. /(1)/...................     9,518,800
                                                    -------------
              MEDICAL TECHNOLOGY - 0.23%
     75,000 + Genentech, Inc.......................     2,475,000
                                                    -------------
              MULTIMEDIA - 4.36%
  1,814,900 + AOL Time Warner, Inc.................    29,709,913
    369,600 + Viacom, Inc., Class B................    17,374,896
                                                    -------------
                                                       47,084,809
                                                    -------------
              REGISTERED INVESTMENT
              COMPANIES - 9.77%
105,583,347   T. Rowe Price Reserve
               Investment Fund.....................   105,583,347
                                                    -------------
              SEMICONDUCTORS - 20.93%
  1,480,000 + Agere Systems, Inc., Class A.........     2,042,400
    880,000 + Altera Corp..........................    12,786,400
  1,020,000 + Analog Devices, Inc..................    31,303,800
  1,170,000 + Applied Materials, Inc...............    19,948,500

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
------------------------------------------------------------------------
    140,000 + ASML Holding NV /(1)/.....................  $    1,561,700
    370,000   Intel Corp................................       7,725,600
    175,000 + Intersil Corp., Class A...................       3,025,750
    360,400 + KLA-Tencor Corp. /(1)/....................      15,918,868
    350,000   Linear Technology Corp....................      11,630,500
    204,000 + Marvell Technology Group, Ltd. /(1)/......       4,618,560
    790,000   Maxim Integrated Products, Inc............      33,251,100
    433,900   Microchip Technology, Inc.................      12,478,964
    273,000 + Novellus Systems, Inc.....................       9,907,170
    440,000 + QLogic Corp. /(1)/........................      19,113,600
  1,183,000 + Taiwan Semiconductor Manufacturing
               Co., Ltd. ADR............................      10,883,600
    880,000   Texas Instruments, Inc....................      17,696,800
    500,000 + Xilinx, Inc...............................      12,320,000
                                                         ---------------
                                                             226,213,312
                                                         ---------------
              TELECOMMUNICATIONS - 11.82%
  1,165,000 + Ciena Corp. /(1)/.........................       7,747,250
  4,970,000 + Cisco Systems, Inc........................      74,152,400
    175,000   KT Corp. ADR..............................       3,771,250
    643,000   Nokia Corp. ADR...........................      12,352,030
    440,000 + QUALCOMM, Inc.............................      18,136,800
    619,800   Vodafone Group, PLC ADR /(1)/.............      11,621,250
                                                         ---------------
                                                             127,780,980
                                                         ---------------
              TOTAL COMMON STOCK
              (Cost $1,315,299,511).....................   1,100,162,770
                                                         ---------------
     PAR
    VALUE
--------------
              SHORT-TERM INVESTMENTS - 6.15%
              COLLECTIVE INVESTMENT POOL
$66,490,830   Securities Lending Quality Trust /(2)/
              (Cost $66,490,830)........................      66,490,830
                                                         ---------------
              TOTAL INVESTMENTS
              (Cost $1,381,790,341) - 107.93%...........   1,166,653,600
                                                         ---------------
              Other assets and liabilities,
                net - (7.93)%...........................    (85,722,541)
                                                         ---------------
              NET ASSETS - 100%.........................  $1,080,931,059
                                                         ---------------
              + Non-income producing
            ADR - American Depository Receipt
          /(1)/ The security or a portion thereof is
                out on loan (see Note 2).
          /(2)/ The security is purchased with the
                cash collateral received from
                securities loaned.

--------------------------------------------------------------------------------

                                                                             79
November 30, 2002
                       HEALTH SCIENCES FUND (Unaudited)


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year   Since Inception*
                       ------------------------------------
                       (10.70%) (24.18%)      (16.12%)
                       ------------------------------------

*Inception date of Fund: November 1, 2000



                                    [CHART]
Growth of $10,000 Investment

          Health Sciences Fund    S&P 500(R) Index
          ---------------------   ----------------
11/1/00       $10,000.00             $10,000.00
11/30/00        9,090.00               9,211.60
12/00          10,020.51               9,256.64
3/01            7,588.80               8,159.26
6/01            9,170.64               8,636.76
9/01            8,129.48               7,369.11
12/01           9,200.67               8,156.53
3/02            8,569.94               8,179.03
6/02            7,198.35               7,083.20
9/02            6,557.61               5,859.51
11/29/02        6,938.05               6,751.00

For the six months ended November 30, 2002, the Health Sciences Fund returned -10.70% compared to -11.49% for the S&P 500(R) Index.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                       1. Cephalon, Inc............ 5.44%
                       2. UnitedHealth Group, Inc.. 5.26%
                       3. Gilead Sciences, Inc..... 4.66%
                       4. Anthem, Inc.............. 4.42%
                       5. Wyeth.................... 4.39%
                       6. MedImmune, Inc........... 4.05%
                       7. Pfizer, Inc.............. 3.99%
                       8. Trimeris, Inc............ 3.53%
                       9. Pharmacia Corp........... 3.30%
                      10. Forest Laboratories, Inc. 3.01%

MANAGEMENT OVERVIEW
A discussion with T. Rowe Price Associates, Inc.

How did you manage the portfolio over the past semi-annual period?
Drug stocks continued to be hampered by a slowdown in revenue and earnings growth. Despite the negative absolute returns, the VALIC Company I Health Sciences Fund outpaced the S&P 500(R) Stock Index and the Lipper Health & Biotechnology Funds Index for the six-month period ending November 30, 2002.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Biotechnology and pharmaceutical companies continue to comprise nearly 70% of the portfolio's holdings. Biotechnology, life sciences, and products and devices were among the best performing industries. We remain overweighted in biotechnology as this is the area we see the most potential for exceptional earnings growth on a company-by-company basis. Health care providers and services dampened performance. Managed care providers fell in late October on concerns the upward trend in pricing premiums may "roll-over."

On an absolute basis, NPS Pharmaceuticals, Neurocrine Biosciences, and Forest Laboratories were among the best performers.

   . NPS Pharmaceuticals: Biotechnology firm whose deep pipeline and progress in several clinical programs became a focus of investor attention.

   . Neurocrine Biosciences: Biotechnology firm received heightened attention for two of its lead products that are in the later stages of their clinical trials.

   . Forest Laboratories: Pharmaceutical market with high earnings visibility driven by Celexa/Lexapro franchise.

Among the worst performing stocks for this period:

   . Wyeth: Pharmaceutical maker fell on disappointing third quarter earnings citing lower prescription trends.

   . Tenet Healthcare: Among the largest for-profit hospitals, declined on news of a government investigation into its Medicare pricing.

   . Laboratory Corporation of America: Leading provider of clinical laboratory services declined on lowered fourth quarter earnings and increased competitive pressures.

What is your investment outlook for the coming year?
We are hopeful that the sector has seen the worst after more than two years in the red. Health care remains an area of tremendous future growth potential, and investors seem to be recognizing that valuations have become attractive. Many pharmaceutical firms have retrenched in preparation for renewed growth in 2003, and biotech firms continue to advance new therapies. We continue to feel that once the market stabilizes generally, and the economy turns the corner, growth investors will again be drawn to the potential in this sector.

--------------------------------------------------------------------------------

80
          HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              November 30, 2002



 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
            COMMON STOCK - 100.84%
            CHEMICAL - 0.85%
    6,400 + Invitrogen Corp......................... $   178,945
   24,600 + Symyx Technologies, Inc.................     296,430
                                                     -----------
                                                         475,375
                                                     -----------
            DRUGS - 38.85%
   30,400   Abbott Laboratories.....................   1,330,912
    3,000 + Actelion, Ltd...........................     123,170
   15,600   Allergan, Inc...........................     917,124
   21,600 + Amgen, Inc..............................   1,019,520
   55,300 + Cephalon, Inc. /(1)/....................   3,030,440
   23,900 + Cubist Pharmaceuticals, Inc. /(1)/......     283,454
    9,100 + Durect Corp., Inc.......................      24,206
   13,500   Eli Lilly & Co..........................     922,050
   15,600 + Forest Laboratories, Inc................   1,674,348
    7,500 + Fujisawa Pharmaceutical Co., Ltd........     162,578
    8,400 + Inkine Pharmaceutical Co., Inc. /(1)/...      20,580
    7,200 + Ligand Pharmaceuticals, Inc., Class B...      37,368
   85,500 + MedImmune, Inc..........................   2,255,490
   10,900 + OSI Pharmaceuticals, Inc. /(1)/.........     235,331
   70,500   Pfizer, Inc.............................   2,223,570
   43,400   Pharmacia Corp..........................   1,835,820
   24,300 + Salix Pharmaceuticals, Ltd..............     226,233
   10,900 + Sanofi-Synthelabo SA....................     643,154
   14,500   Schering-Plough Corp....................     328,570
   10,400   Teva Pharmaceutical Industries, Ltd. ADR     822,224
   36,500 + Triangle Pharmaceuticals, Inc...........     166,805
   41,400 + Versicor, Inc. /(1)/....................     467,406
   22,894 + Vertex Pharmaceuticals, Inc.............     425,371
   11,100 + ViroPharma, Inc. /(1)/..................      17,638
   63,700   Wyeth...................................   2,447,991
                                                     -----------
                                                      21,641,353
                                                     -----------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 0.65%
   13,600 + Waters Corp.............................     364,480
                                                     -----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            HEALTHCARE - 13.92%
   41,600 + Anthem, Inc............................. $2,464,800
    8,900 + DaVita, Inc.............................    228,285
   23,300 + Epix Medical, Inc.......................    215,525
   27,300 + Laboratory Corp. of America.............    655,200
    6,100   McKesson Corp...........................    158,112
    9,400 + Patterson Dental Co.....................    394,800
   36,000   UnitedHealth Group, Inc.................  2,932,200
   10,200 + Wellpoint Health Networks, Inc., Class A    671,466
    6,300 + Women First Healthcare, Inc. /(1)/......     34,020
                                                     ----------
                                                      7,754,408
                                                     ----------
            HOSPITAL MANAGEMENT - 4.44%
   27,600   HCA, Inc................................  1,108,968
   32,850 + Tenet Healthcare Corp...................    606,082
   25,200 + Triad Hospitals, Inc....................    759,780
                                                     ----------
                                                      2,474,830
                                                     ----------
            HOSPITAL SUPPLIES - 6.86%
    9,200   AmerisourceBergen Corp..................    533,784
    3,700   Baxter International, Inc...............    118,363
   28,800 + Boston Scientific Corp..................  1,209,600
    9,500   Cardinal Health, Inc....................    584,630
   16,000   Johnson & Johnson.......................    912,320
   13,300 + St. Jude Medical, Inc...................    463,106
                                                     ----------
                                                      3,821,803
                                                     ----------
            MEDICAL - BIOMEDICAL/GENE - 6.19%
   14,800 + Alexion Pharmaceuticals, Inc............    259,444
    7,400 + Biogen, Inc.............................    326,710
   45,600 + Deltagen, Inc...........................     34,200
   72,000 + Exelixis, Inc. /(1)/....................    652,320
   11,700 + Genentech, Inc..........................    386,100
   23,800 + Human Genome Sciences, Inc..............    253,708
   16,700 + IDEC Pharmaceuticals Corp...............    549,430
   16,900 + Millennium Pharmaceuticals,Inc..........    169,169
   15,000 + Protein Design Labs, Inc................    136,950
   13,800 + Regeneron Pharmaceuticals, Inc. /(1)/...    298,770
   14,500 + Telik, Inc. /(1)/.......................    187,195
   19,400 + Transkaryotic Therapies, Inc............    184,300
    1,600 + XOMA, Ltd...............................      8,912
                                                     ----------
                                                      3,447,208
                                                     ----------

  NUMBER                                            MARKET
 OF SHARES                                          VALUE
-------------------------------------------------------------
            MEDICAL TECHNOLOGY - 6.32%
   28,300 + Advanced Neuromodulation
             Systems, Inc. /(1)/................. $   855,792
   75,600 + Alkermes, Inc. /(1)/.................     673,596
   37,400 + Aspect Medical Systems, Inc..........     180,268
    3,000   Biomet, Inc..........................      82,500
   39,100 + Fischer Imaging Corp.................     189,635
    1,900 + Guidant Corp.........................      56,867
   13,800 + Noven Pharmaceuticals, Inc...........     146,280
   61,700   Omnicare, Inc........................   1,332,103
                                                  -----------
                                                    3,517,041
                                                  -----------
            REGISTERED INVESTMENT
            COMPANIES - 2.57%
1,433,436   T. Rowe Price Reserve Investment Fund   1,433,436
                                                  -----------
            THERAPEUTICS - 20.19%
   43,700 + Abgenix, Inc. /(1)/..................     405,099
   12,900 + Amylin Pharmaceuticals, Inc..........     222,525
    5,800 + BioMarin Pharmaceutical, Inc.........      48,894
   17,500 + CV Therapeutics, Inc. /(1)/..........     406,175
   19,500 + Esperion Therapeutics, Inc...........     132,405
   65,700 + Gilead Sciences, Inc.................   2,593,836
   11,700 + Guliford Pharamceuticals, Inc........      58,149
   30,100 + ImClone Systems Inc. /(1)/...........     413,273
   11,900 + Isis Pharamceuticals, Inc. /(1)/.....     102,697
   62,500 + Medicines Co. /(1)(2)/...............   1,048,750
   18,100 + NeoRx Corp. /(1)/....................      12,489
   32,500 + Neurocrine Biosceinces, Inc. /(1)/...   1,497,600
   51,300 + NPS Pharmaceuticals, Inc. /(1)/......   1,516,428
    1,400 + Onyx Pharmaceuticals, Inc............       9,632
    7,300 + Progenics Pharmaceuticals, Inc.......      54,750
   20,900 + Scios, Inc...........................     686,356
   40,900 + Trimeris, Inc. /(1)/.................   1,965,245
    7,500 + Tularik, Inc.........................      71,925
                                                  -----------
                                                   11,246,228
                                                  -----------
            TOTAL COMMON STOCK
            (Cost $61,150,669)...................  56,176,162
                                                  -----------

--------------------------------------------------------------------------------

                                                                             81
November 30, 2002
    HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


   PAR                                                        MARKET
  VALUE                                                       VALUE
-----------------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 15.50%
           COLLECTIVE INVESTMENT POOL - 14.16%
$7,890,182 Securities Lending Quality Trust /(2)/......... $  7,890,182
                                                           ------------
           U.S. TREASURY BILLS - 1.34%
           United States Treasury Bills:
    50,000   1.61% due 12/26/02...........................       49,799
   350,000   1.55% due 12/26/02...........................      349,623
   100,000   1.50% due 12/26/02...........................       99,896
   250,000   1.20% due 2/6/03.............................      249,444
                                                           ------------
                                                                748,762
                                                           ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $8,638,944)..............................    8,638,944
                                                           ------------
           CALL OPTION PURCHASED - 0.06%
           MEDICAL TECHNOLOGY - 0.06%
     4,500 Alexion Pharmaceuticals, Inc...................       32,850
                                                           ------------
           TOTAL CALL OPTION PURCHASED
           (Cost $8,954)..................................       32,850
                                                           ------------
           TOTAL INVESTMENTS
           (Cost $69,798,567) - 116.40%...................   64,847,956
                                                           ------------
           Other assets and liabilities,
            net - (16.40)%................................  (9,137,552)
                                                           ------------
           NET ASSETS - 100%.............................. $ 55,710,404
                                                           ------------
           +  Non-income producing
          ADR - American Depository Receipts
        /(1)/ The security or portion thereof is out on
              loan (see Note 2).
        /(2)/ The security is purchased with the cash
              collateral received from securities
              loaned.

--------------------------------------------------------------------------------

82
                       SOCIAL AWARENESS FUND (Unaudited)
                                                              November 30, 2002


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months  1 Year    5 Years 10 Years
                       ------------------------------------
                       (11.56%) (16.98%)    0.12%   9.46%
                       ------------------------------------




                                    [CHART]
Growth of $10,000 Investment

          Social Awareness Fund             S&P 500(R) Index
          ---------------------             ----------------
11/30/92      $10,000.00                       $10,000.00
12/92          10,233.18                        10,122.70
12/93          11,042.63                        11,143.01
12/94          10,883.69                        11,290.09
12/95          15,123.50                        15,532.70
12/96          18,750.94                        19,100.38
12/97          25,099.04                        25,472.16
12/98          31,951.72                        32,752.25
12/99          37,907.76                        39,645.64
12/00          33,976.50                        36,036.13
12/01          30,110.58                        31,753.39
11/29/02       24,685.00                        26,280.00



For the six months ended November 30, 2002, the Social Awareness Fund returned -11.56% compared to -11.49% for the S&P 500(R) Index.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                 1. Microsoft Corp....................... 3.56%
                 2. General Electric Co.................. 3.47%
                 3. Citigroup, Inc....................... 3.17%
                 4. Pfizer, Inc.......................... 3.10%
                 5. Wal-Mart Stores, Inc................. 2.59%
                 6. International Business Machines Corp. 2.32%
                 7. PepsiCo, Inc......................... 1.62%
                 8. Procter & Gamble Co.................. 1.61%
                 9. Intel Corp........................... 1.61%
                10. Verizon Communications, Inc.......... 1.55%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The Social Awareness Fund goal is first and foremost to hold socially acceptable stocks, it is also to be representative of the large cap U.S. market. Following this, the Fund holds about 250 stocks, these stocks are chosen because they are socially acceptable and because they are promising stocks. It should also be noted that the Social Awareness Fund does not take any large position in one stock but takes small positions in a large number of stocks so as to spread the risk and be representative of the equity market.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The dominant portfolio theme for the social fund is to adhere to the social criteria as set forth in the prospectus. The focus is therefore to analyze the portfolio holdings to make sure that all holdings are socially acceptable stocks.

In addition to this, one of the dominant themes was to slightly tilt the portfolio towards mid-cap stocks as opposed to large cap. The mid-cap sector is the best performing sector and has returned above 2% on a year-to-date basis.

What is your investment outlook for the coming year?
Many of the communications and electronics stocks lead a rally in the third quarter of 2002 after being part of the deadweight dragging the market down over the summer. Among the industries failing to participate in this rally were health care facilities, tires and rubber, IT consulting, and tobacco, all of which were down over twenty percent. In this type of volatile environment it is quite difficult to be confident on any investment outlook. The market seems to be ready for a rebound in 2003 however the actual timing for the rebound is quite uncertain.

The Social Awareness Fund is positioned so as to benefit from this potential rebound while holding conservative positions to moderate the risk.


--------------------------------------------------------------------------------

                                                                             83
November 30, 2002
          SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
            COMMON STOCK - 95.87%
            ADVERTISING - 0.65%
   76,410   Interpublic Group of Cos., Inc.... $ 1,143,858
   16,000   Omnicom Group, Inc................   1,088,800
                                               -----------
                                                 2,232,658
                                               -----------
            AEROSPACE/DEFENSE - 0.27%
   50,150   Goodrich Corp.....................     922,760
                                               -----------
            AIRLINES - 0.02%
    5,000   Delta Air Lines, Inc..............      67,500
                                               -----------
            APPAREL & PRODUCTS - 0.31%
   23,700   Nike, Inc., Class B...............   1,061,286
                                               -----------
            AUTOMOTIVE - 0.28%
    9,280   Borg-Warner, Inc..................     478,106
    9,810 + SPX Corp..........................     463,032
                                               -----------
                                                   941,138
                                               -----------
            BANKS - 6.55%
   71,580   Bank of America Corp..............   5,016,326
   85,910   Bank of New York Co., Inc.........   2,607,368
   36,850   Comerica, Inc.....................   1,744,111
   92,300   FleetBoston Financial Corp........   2,504,099
   57,500   Mellon Financial Corp.............   1,727,875
   17,700   Northern Trust Corp...............     684,990
   13,610 + Providian Financial Corp..........      82,749
   45,550   State Street Bank & Trust Co......   2,049,750
   39,241   SunTrust Bks., Inc................   2,301,877
   18,720   Trustmark Corp....................     429,998
   33,930   Wells Fargo & Co..................   1,567,905
   15,520   Westamerica Bancorp...............     637,717
   23,950   Zions Bancorp.....................     985,543
                                               -----------
                                                22,340,308
                                               -----------
            BEVERAGES - 3.23%
   75,240   Coca-Cola Bottling Co.............   3,433,954
   71,620   Pepsi Bottling Group, Inc.........   2,056,926
  130,510   PepsiCo, Inc......................   5,544,065
                                               -----------
                                                11,034,945
                                               -----------
            BROADCASTING - 1.11%
   39,230 + Clear Channel Communications, Inc.   1,704,936
   39,654 + Comcast Corp., Class A............     929,490
   49,700 + Comcast Corp., Special Class A....   1,133,160
      950 + Univision Communications, Inc.,
             Class A /(1)/....................      30,533
                                               -----------
                                                 3,798,119
                                               -----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
            BUILDING MATERIALS - 1.30%
   14,040   Lafarge North America, Inc.......... $   450,684
   43,490   Lowe's Cos., Inc....................   1,804,835
   58,140   Vulcan Materials Co.................   2,194,204
                                                 -----------
                                                   4,449,723
                                                 -----------
            CHEMICAL - 1.47%
   89,060   Ashland, Inc........................   2,597,880
   97,690   Engelhard Corp......................   2,368,005
   24,740 + W.R. Grace & Co.....................      54,181
                                                 -----------
                                                   5,020,066
                                                 -----------
            COMMERCIAL SERVICES - 0.89%
   79,650 + Cendant Corp........................   1,001,997
   45,000 + Concord EFS, Inc....................     675,000
   30,000 + Convergys Corp......................     517,200
    8,980   Fluor Corp..........................     246,232
    9,410   United Parcel Service, Inc., Class B     596,217
                                                 -----------
                                                   3,036,646
                                                 -----------
            CONGLOMERATES - 3.47%
  437,100   General Electric Co.................  11,845,410
                                                 -----------
            DRUGS - 8.74%
   60,930   Abbott Laboratories.................   2,667,516
   38,920   Allergan, Inc.......................   2,288,107
    5,090 + Amgen, Inc..........................     240,248
   15,910 + Barr Laboratories, Inc..............   1,050,537
   27,760 + IVAX Corp...........................     375,038
   26,830 + King Pharmaceuticals, Inc...........     509,233
   40,150 + MedImmune, Inc......................   1,059,157
   88,730   Merck & Co., Inc....................   5,271,449
  335,000   Pfizer, Inc.........................  10,565,900
  100,000   Schering-Plough Corp................   2,266,000
   91,490   Wyeth...............................   3,515,961
                                                 -----------
                                                  29,809,146
                                                 -----------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 1.38%
   54,710 + Agilent Technologies, Inc...........   1,061,921
    8,920 + Amphenol Corp., Class A /(1)/.......     395,602
    1,470   AVX Corp............................      18,890
  175,000 + JDS Uniphase Corp...................     596,750
    6,580   Johnson Controls, Inc...............     545,416

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - Continued
   40,290   OGE Energy Corp.................. $   663,173
   37,490 + Paxar Corp.......................     529,734
   65,000 + Power-One, Inc...................     513,500
   14,040 + Sanmina-SCI Corp.................      67,392
   28,270 + Solectron Corp...................     130,607
    9,410 + Thermo Electron Corp.............     184,342
                                              -----------
                                                4,707,327
                                              -----------
            FINANCE COMPANIES - 0.68%
  108,535   MBNA Corp........................   2,316,137
                                              -----------
            FINANCIAL SERVICES - 7.75%
   10,000   American Express Co..............     389,300
    6,270   Capital One Financial Corp. /(1)/     211,926
  278,210   Citigroup, Inc...................  10,816,805
   14,040   Eaton Vance Corp. /(1)/..........     438,048
   52,510   Fannie Mae.......................   3,310,755
   43,100   Freddie Mac......................   2,484,284
   32,860   Household International, Inc.....     943,082
   80,000   JP Morgan Chase & Co.............   2,013,600
   12,610   Lehman Brothers Holdings, Inc....     774,254
   38,750   Merrill Lynch & Co., Inc.........   1,685,625
   74,850   Morgan Stanley...................   3,386,214
                                              -----------
                                               26,453,893
                                              -----------
            FOODS - 1.59%
   28,080 + Dean Foods Co. /(1)/.............   1,043,172
   91,830   General Mills, Inc...............   4,097,454
    4,630   Hershey Foods Corp...............     298,126
                                              -----------
                                                5,438,752
                                              -----------
            FREIGHT - 0.14%
   34,050   Airborne, Inc. /(1)/.............     487,937
                                              -----------
            GAS & PIPELINE UTILITIES - 0.29%
   37,490   Questar Corp.....................     977,364
                                              -----------
            HEALTHCARE - 0.94%
    4,284 + Advanced Medical Optics, Inc.....      47,981
   12,600 + Anthem, Inc......................     746,550
   57,580   McKesson Corp....................   1,492,473
   24,950 + Oxford Health Plans, Inc.........     911,174
                                              -----------
                                                3,198,178
                                              -----------

--------------------------------------------------------------------------------

84
    SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
            HOME BUILDERS - 0.47%
   18,720   Lennar Corp. /(1)/................... $   992,534
   13,100   Pulte Homes, Inc.....................     614,914
                                                  -----------
                                                    1,607,448
                                                  -----------
            HOSPITAL MANAGEMENT - 0.19%
   16,300   HCA, Inc.............................     654,934
                                                  -----------
            HOSPITAL SUPPLIES - 2.25%
   42,020   Baxter International, Inc............   1,344,220
   14,480   Cardinal Health, Inc.................     891,099
   74,900   Johnson & Johnson....................   4,270,798
   33,960 + St. Jude Medical, Inc................   1,182,487
                                                  -----------
                                                    7,688,604
                                                  -----------
            HOUSEHOLD PRODUCTS - 5.41%
   47,730   Colgate-Palmolive Co.................   2,452,845
  172,580   Gillette Co..........................   5,232,625
  104,900   Kimberly-Clark Corp..................   5,278,568
   65,410   Procter & Gamble Co..................   5,494,440
                                                  -----------
                                                   18,458,478
                                                  -----------
            INFORMATION PROCESSING -
            HARDWARE - 4.25%
   37,490 + Dell Computer Corp...................   1,071,089
   98,340 + Gateway, Inc.........................     374,675
  183,162   Hewlett-Packard Co...................   3,567,996
   90,850   International Business Machines Corp.   7,913,035
   11,050 + Lexmark International, Inc., Class A.     730,847
  192,552 + Sun Microsystems, Inc................     826,241
                                                  -----------
                                                   14,483,883
                                                  -----------
            INFORMATION PROCESSING -
            SERVICES - 1.75%
   23,450 + Ariba, Inc. /(1)/....................      97,787
    7,040 + Ceridian Corp........................     101,376
   42,160 + Earthlink, Inc. /(1)/................     262,235
   85,540   First Data Corp......................   2,963,106
   34,920 + Fiserv, Inc..........................   1,184,486
   37,490 + SunGard Data Systems, Inc............     876,141
    6,600   Total Systems Services, Inc. /(1)/...      89,100
   35,600 + Unisys Corp..........................     398,720
      870 + VeriSign, Inc........................       9,144
                                                  -----------
                                                    5,982,095
                                                  -----------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - 4.89%
    9,410   Adobe Systems, Inc..................... $   277,877
   18,070   Autodesk, Inc..........................     279,904
  210,330 + Microsoft Corp.........................  12,161,281
  220,230 + Oracle Corp............................   2,675,795
   30,500 + Sybase, Inc............................     406,260
   20,370 + Symantec Corp..........................     890,780
                                                    -----------
                                                     16,691,897
                                                    -----------
            INSURANCE - 4.45%
   23,600   Ace, Ltd...............................     804,760
   42,160   American International Group, Inc. #...   2,746,724
   18,720   Chubb Corp.............................   1,096,992
   24,770   Hartford Financial Services Group, Inc.   1,215,216
  103,870   Jefferson-Pilot Corp...................   3,962,640
   63,980   John Hancock Financial Services, Inc...   1,955,869
   31,180   Lincoln National Corp..................   1,095,665
    7,500   MGIC Investment Corp...................     350,025
   15,120   PMI Group, Inc.........................     492,761
   26,440   St. Paul Cos., Inc.....................     984,626
   28,080   UnumProvident Corp.....................     478,764
                                                    -----------
                                                     15,184,042
                                                    -----------
            LEISURE AND TOURISM - 2.61%
   18,720 + COX Communications, Inc., Class A......     566,842
    3,270 + Electronic Arts, Inc...................     221,902
    1,700   Harley-Davidson, Inc...................      82,518
   59,000   Hilton Hotels Corp.....................     807,710
   84,220   Mattel, Inc............................   1,736,616
  119,970   McDonald's Corp........................   2,219,445
   22,210 + Metro-Goldwyn-Mayer, Inc...............     316,493
   26,000 + Sabre Holdings Corp., Class A..........     565,760
   50,470 + Starbucks Corp.........................   1,097,218
   29,380   Starwood Hotels & Resorts Worldwide,
             Inc., Class B.........................     744,195
   23,450 + Yum! Brands, Inc.......................     560,689
                                                    -----------
                                                      8,919,388
                                                    -----------

 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
            MACHINERY - 0.98%
    1,170   Cummins, Inc. /(1)/............ $    36,785
   55,800   Dover Corp.....................   1,740,960
    5,960   Ingersoll-Rand Co., Class A....     275,352
   61,330   Rockwell Automation, Inc.......   1,290,996
                                            -----------
                                              3,344,093
                                            -----------
            MEDICAL TECHNOLOGY - 0.71%
   23,450 + Genentech, Inc. /(1)/..........     773,850
   19,670 + Genzyme Corp., General Division     645,176
   33,730 + Guidant Corp...................   1,009,539
                                            -----------
                                              2,428,565
                                            -----------
            METALS - 0.02%
    7,720   Allegheny Technologies, Inc....      55,198
                                            -----------
            MULTIMEDIA - 2.24%
  211,264 + AOL Time Warner, Inc...........   3,458,392
   44,855 + Viacom, Inc., Class B..........   2,108,633
  103,840   Walt Disney Co.................   2,058,109
                                            -----------
                                              7,625,134
                                            -----------
            OIL AND GAS - 3.18%
   93,690   Baker Hughes, Inc..............   3,067,410
   24,920 + Cimarex Energy Co..............     376,790
   12,710 + Cooper Cameron Corp............     651,515
   14,550   Halliburton Co.................     305,550
   46,890   Helmerich & Payne, Inc.........   1,281,035
   14,040   ONEOK, Inc.....................     265,918
   70,350   Schlumberger, Ltd..............   3,112,987
   42,900   Tidewater, Inc.................   1,326,897
   14,040   Valero Energy Corp.............     448,859
                                            -----------
                                             10,836,961
                                            -----------
            PAPER/FOREST PRODUCTS - 0.51%
   50,990 + Louisiana-Pacific Corp.........     456,870
   28,080   Rayonier, Inc..................   1,298,981
                                            -----------
                                              1,755,851
                                            -----------
            POLLUTION CONTROL - 0.18%
   56,200 + Allied Waste Industries, Inc...     600,216
                                            -----------

--------------------------------------------------------------------------------

                                                                             85
November 30, 2002
   SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
            RAILROADS & EQUIPMENT - 0.36%
   47,780   Burlington Northern Santa Fe Corp... $ 1,210,267
                                                 -----------
            REAL ESTATE INVESTMENT TRUSTS - 0.20%
   74,170 + Host Marriott Corp..................     678,656
                                                 -----------
            RETAIL - 7.51%
   50,540   CVS Corp............................   1,358,515
   19,250   Dollar General Corp.................     254,677
   12,000 + Dollar Tree Stores, Inc.............     352,200
   18,720 + Express Scripts, Inc., Class A /(1)/     947,232
  121,610   Home Depot, Inc.....................   3,212,936
   25,000 + Kohl's Corp.........................   1,712,500
   12,250 + Kroger Co...........................     192,693
   84,380   May Department Stores Co............   2,063,935
   15,210 + Office Depot, Inc...................     269,369
      400 + RadioShack Corp.....................       9,500
   56,700 + Safeway, Inc........................   1,348,326
   31,758   Sears, Roebuck and Co...............     879,697
   46,140 + Staples, Inc........................     890,502
   18,720   SUPERVALU, Inc......................     336,586
   51,570   Target Corp.........................   1,793,605
  163,320   Wal-Mart Stores, Inc................   8,845,411
   40,290   Walgreen Co.........................   1,159,949
                                                 -----------
                                                  25,627,633
                                                 -----------
            SAVINGS & LOAN - 1.28%
   23,450   GreenPoint Financial Corp...........   1,001,315
   93,690   Washington Mutual, Inc..............   3,370,966
                                                 -----------
                                                   4,372,281
                                                 -----------
            SECURITIES RELATED - 0.37%
   73,890   Charles Schwab Corp.................     852,691
   13,450   T. Rowe Price Group, Inc............     408,745
                                                 -----------
                                                   1,261,436
                                                 -----------
            SEMICONDUCTORS - 2.75%
   21,960 + Applied Materials, Inc..............     374,418
  262,400   Intel Corp..........................   5,478,912
   24,590 + KLA-Tencor Corp.....................   1,086,140
   69,160 + LSI Logic Corp......................     573,337
   78,300 + Micron Technology, Inc. @...........   1,237,923

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
            SEMICONDUCTORS - (Continued)
   14,200 + Novellus Systems, Inc................ $    515,318
    4,730 + Teradyne, Inc........................       77,525
   26,750 + Transmeta Corp. /(1)/................       40,660
                                                  ------------
                                                     9,384,233
                                                  ------------
            TELECOMMUNICATIONS - 5.02%
   71,606   AT&T Corp............................    2,007,832
  127,430   BellSouth Corp.......................    3,542,554
  277,090 + Cisco Systems, Inc...................    4,134,183
  139,235   Motorola, Inc........................    1,584,494
    3,780 + QUALCOMM, Inc........................      155,812
   18,720   Scientific-Atlanta, Inc..............      254,592
   27,138 + Sprint Corp. /(1)/...................      156,315
  126,140   Verizon Communications, Inc..........    5,282,743
                                                  ------------
                                                    17,118,525
                                                  ------------
            UTILITIES - COMMUNICATION - 1.49%
  178,120   SBC Communications, Inc..............    5,076,420
                                                  ------------
            UTILITIES - ELECTRIC - 0.91%
   21,230 + Calpine Corp. /(1)/..................       94,049
   37,780   DQE, Inc. /(1)/......................      555,366
  113,790   Puget Energy, Inc....................    2,453,312
                                                  ------------
                                                     3,102,727
                                                  ------------
            UTILITIES - GAS, DISTRIBUTION - 0.20%
   28,080   AGL Resources, Inc...................      677,009
                                                  ------------
            UTILITIES - GAS, PIPELINE - 0.63%
  104,230   National Fuel Gas Co.................    2,161,730
                                                  ------------
            TOTAL COMMON STOCK
            (Cost $367,009,776)..................  327,126,997
                                                  ------------

        PAR                                                        MARKET
       VALUE                                                       VALUE
----------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 5.87%
                     COLLECTIVE INVESTMENT POOL - 1.79%
$    6,097,061       Securities Lending Quality Trust /(2)/.... $  6,097,061
                                                                ------------
                     COMMERCIAL PAPER - 2.93%
    10,000,000       UBS Finance, Inc., Yrs. 3 & 4:
                       1.36% due 12/2/02 @.....................    9,999,622
                                                                ------------
                     REPURCHASE AGREEMENT - 0.90%
     3,067,000       Agreement with State Street Bank &
                      Trust Co., bearing interest at
                      1.22%, dated 11/29/02, to be
                      repurchased 12/2/02 in the amount
                      of $3,067,312 and collateralized by
                      Federal National Mtg. Assn. Notes,
                      bearing interest at 2.50%, due
                      10/1/04 and having an approximate
                      value of $3,162,685 @....................    3,067,000
                                                                ------------
                     U.S. TREASURY BILLS - 0.25%
       875,000       United States Treasury Bills:
                       1.48% due 12/26/02 @....................      874,101
                                                                ------------
                     TOTAL SHORT-TERM INVESTMENTS
                     (Cost $20,037,784)........................   20,037,784
                                                                ------------
                     TOTAL INVESTMENTS
                     (Cost $387,047,560) - 101.74%.............  347,164,781
                                                                ------------
                     Other assets and liabilities,
                      net - (1.74)%............................  (5,949,015)
                                                                ------------
                     NET ASSETS - 100%......................... $341,215,766
                                                                ------------
                     + Non-income producing
                     # Security represents an investment in
                       an affiliated company.
                     @ The security or a portion thereof
                       represents collateral for open
                       futures contracts.
                 /(1)/ The security or a portion thereof is
                       out on loan (see Note 2).
                 /(2)/ The security is purchased with the
                       cash collateral received from
                       securities loaned.
                                                                 UNREALIZED
     CONTRACTS                                                  APPRECIATION
----------------------------------------------------------------------------
                     FUTURES CONTRACTS PURCHASED/ (1)/
                     (Delivery month/Value at 11/30/02)
            60 /(3)/ S & P 500 Index
                      (December 2002/$936)..................... $    834,087
                                                                ------------
/(3)/ Per 250

--------------------------------------------------------------------------------

86
                                                              November 30, 2002
                       ASSET ALLOCATION FUND (Unaudited)


                                ---------------------------
                                Average Annual Total Return
                                ---------------------------
                       ---------
                       6 Months 1 Year   5 Years  10 Years
                       ------------------------------------
                       (4.46%)  (6.92%)   3.10%    7.87%
                       ------------------------------------



                                    [CHART]
                         Growth of $10,000 Investment

           Asset Allocation Fund    S&P 500(R) Index         Blended Index*
          -----------------------   ----------------         --------------
11/30/92       $10,000.00             $10,000.00                10,000.00
12/31/92        10,130.71              10,122.70                10,127.73
12/31/93        11,070.82              11,143.01                11,109.58
12/31/94        10,926.05              11,290.09                11,109.39
12/31/95        13,634.25              15,532.70                14,152.22
12/31/96        15,146.95              19,100.38                16,110.21
12/31/97        18,572.53              25,472.16                19,644.84
12/31/98        21,984.88              32,752.25                23,548.21
12/31/99        24,589.99              39,645.64                26,132.87
12/31/00        23,956.53              36,036.13                25,977.94
12/31/01        22,947.19              31,753.39                25,140.33
11/29/02        21,321.01              26,280.00                23,460.00

For the six months ended November 30, 2002, the Asset Allocation Fund returned -4.46% compared to -11.49% for the S&P 500(R) Index and -4.32% for the Blended Index.
* The Blended Index for Asset Allocation Fund consists of 55% S&P 500 Index, 35% Lehman Brothers Aggregate Bond Index, and 10% NYC 30 Day Day Primary CD Rate.
The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.
Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                      1. Federal National Mtg. Assoc.
                          6.50% due 02/01/32......... 3.47%
                      2. Microsoft Corp.............. 1.92%
                      3. United States Treasury Notes
                          5.75% due 11/15/05......... 1.72%
                      4. General Electric Co......... 1.65%
                      5. Federal National Mtg. Assoc.
                          3.50% due 09/15/04......... 1.59%
                      6. Wal-Mart Stores, Inc........ 1.42%
                      7. Federal National Mtg. Assoc.
                          7.00% due 09/01/31......... 1.42%
                      8. Exxon Mobil Corp............ 1.36%
                      9. United States Treasury Notes
                          3.00% due 11/30/03......... 1.26%
                     10. Citigroup, Inc.............. 1.22%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The portfolio is managed with a total rate of return philosophy. Our top-down approach to asset class positioning is combined with an intensive bottom-up focus on security selection. Portfolio diversification is also stressed to reduce volatility. This strategy has proven effective, especially this year which has been one of the most volatile and challenging periods in the fixed income marketplace.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The past year has proven to be an extremely challenging period for fixed income investments. Geo-political events, corporate malfeasance and an uncertain economic recovery have all contributed to the volatile state of affairs in our market. Management continued to center on reducing the volatility of the portfolio by decreasing exposure in the riskier asset classes while increasing diversification. In October, we felt that volatility had peaked, and subsequently moved to increase exposure to the "spread sectors", while still maintaining adequate diversification. Our reasons for the increase included the fact that the corporate malfeasance maelstrom had subsided, geo-political events were not at the forefront and the fears of a double-dip recession were largely dismissed. This move proved beneficial as November witnessed a strong rally in these sectors.

What is your investment outlook for the coming year?
The year ahead will prove challenging, yet we think there is good reason to be positive about the prospects for the fixed income markets. The economy should continue its slow recovery, which will likely keep rates in a well-defined trading range with some modest pressure on short rates. The uncertainty surrounding geo-political events will lead to periods of increased volatility with intermittent "flight to quality" rallies; yet, we believe the long term negative effects of these events will be marginal. Finally, the issues surrounding corporate malfeasance should continue to fade with any new event creating less of a direct effect on general market levels. In sum, the yield curve should maintain a flattening bias within a trading range, while the spread sectors continue to perform well, which will enable the fixed income markets to post good returns in 2003.

--------------------------------------------------------------------------------

                                                                             87
      ASSET ALLOCATION - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED November 30, 2002


 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
            COMMON STOCK - 51.48%
            ADVERTISING - 0.17%
    5,350   Interpublic Group of Cos., Inc. $   80,090
    2,730   Omnicom Group, Inc.............    185,776
      540 + TMP Worldwide, Inc.............      7,868
                                            ----------
                                               273,734
                                            ----------
            AEROSPACE/DEFENSE - 0.79%
    4,060   Boeing Co......................    138,040
    3,730   General Dynamics Corp..........    303,808
      560   Goodrich Corp..................     10,304
   10,430   Honeywell International, Inc...    269,824
    2,200   Lockheed Martin Corp...........    114,840
    2,150   Northrop Grumman Corp..........    208,356
    1,950   Raytheon Co....................     56,882
      890   Rockwell Collins, Inc..........     19,046
    2,280   United Technologies Corp.......    142,432
                                            ----------
                                             1,263,532
                                            ----------
            AIRLINES - 0.08%
      750 + AMR Corp.......................      5,805
      600   Delta Air Lines, Inc...........      8,100
    7,180   Southwest Airlines Co..........    119,188
                                            ----------
                                               133,093
                                            ----------
            APPAREL & PRODUCTS - 0.25%
    4,210   Gap, Inc.......................     66,897
    3,860 + Jones Apparel Group, Inc.......    142,048
    4,730   Limited, Inc...................     80,457
      520   Liz Claiborne, Inc.............     16,744
    1,290   Nike, Inc., Class B............     57,766
      290 + Reebok International, Ltd......      8,320
      530   VF Corp........................     20,066
                                            ----------
                                               392,298
                                            ----------
            APPLIANCES/FURNISHINGS - 0.03%
      950   Leggett & Platt, Inc...........     22,677
      380   Maytag Corp....................     11,746
      330   Whirlpool Corp.................     17,747
                                            ----------
                                                52,170
                                            ----------
            AUTOMOTIVE - 0.34%
      480 + AutoZone, Inc..................     39,216
      360   Cooper Tire & Rubber Co........      5,724

 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
            AUTOMOTIVE - Continued
      730   Danaher Corp................... $   45,873
    5,380   Delphi Automotive Systems Corp.     45,730
   19,830   Ford Motor Co..................    225,665
    2,710   General Motors Corp............    107,587
      840   Genuine Parts Co...............     26,704
      850   Goodyear Tire & Rubber Co......      7,004
      620   TRW, Inc.......................     32,048
    1,160   Visteon Corp...................      9,338
                                            ----------
                                               544,889
                                            ----------
            BANKS - 3.75%
    1,750   AmSouth Bancorp................     33,373
   14,930   Bank of America Corp...........  1,046,294
   14,610   Bank of New York Co., Inc......    443,413
   10,060   Bank One Corp..................    397,269
    2,340   BB&T Corp......................     88,897
    1,110   Charter One Financial, Inc.....     33,411
    5,850   Comerica, Inc..................    276,881
    3,040   Fifth Third Bancorp............    170,240
      610   First Tennessee National Corp..     22,497
   14,760   FleetBoston Financial Corp.....    400,439
    1,170   Huntington Bancshares, Inc.....     22,897
    2,060   KeyCorp........................     53,745
    1,020   Marshall & Ilsley Corp.........     28,988
    5,660   Mellon Financial Corp..........    170,083
    9,260   National City Corp.............    257,428
      790   North Fork Bancorp., Inc.......     27,500
    2,910   Northern Trust Corp............    112,617
    1,370   PNC Financial Services Group...     57,814
    1,390 + Providian Financial Corp.......      8,451
    1,070   Regions Financial Corp.........     37,172
    1,670   SouthTrust Corp................     43,654
    4,660   State Street Bank & Trust Co...    209,700
    2,700   SunTrust Bks., Inc.............    158,382
    1,430   Synovus Financial Corp.........     29,787
   25,100   U.S. Bancorp...................    549,690
      980   Union Planters Corp............     28,910
   15,220   Wachovia Corp..................    534,983
   16,320   Wells Fargo & Co...............    754,147
      440   Zions Bancorp..................     18,106
                                            ----------
                                             6,016,768
                                            ----------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
--------------------------------------------------------------
            BEVERAGES - 1.68%
    4,120   Adolph Coors Co., Class B.............. $  267,223
    4,200   Anheuser-Busch Cos., Inc...............    206,304
      330   Brown-Forman Corp., Class B............     21,813
   23,560   Coca-Cola Bottling Co..................  1,075,278
    4,090   Coca-Cola Enterprises, Inc.............     87,076
    6,580   Pepsi Bottling Group, Inc..............    188,978
   20,110   PepsiCo, Inc...........................    854,273
                                                    ----------
                                                     2,700,945
                                                    ----------
            BROADCASTING - 0.64%
    7,290 + Clear Channel Communications, Inc......    316,823
   15,495 + Comcast Corp., Class A.................    363,203
    8,247 + Comcast Corp., Special Class A.........    188,031
    4,790 + Univision Communications, Inc., Class A    153,951
                                                    ----------
                                                     1,022,008
                                                    ----------
            BUILDING MATERIALS - 0.35%
      350 + American Standard Cos., Inc............     26,068
    9,120   Lowe's Cos., Inc.......................    378,480
    2,400   Masco Corp.............................     48,408
    3,100   Sherwin-Williams Co....................     89,373
      490   Vulcan Materials Co....................     18,493
                                                    ----------
                                                       560,822
                                                    ----------
            CHEMICAL - 0.81%
    1,100   Air Products and Chemicals, Inc........     48,642
      330   Ashland, Inc...........................      9,626
    4,410   Dow Chemical Co........................    140,679
    9,690   E.I. du Pont de Nemours and Co.........    432,368
    4,420   Eastman Chemical Co....................    172,955
    1,280   Ecolab, Inc............................     63,578
    7,160   Engelhard Corp.........................    173,558
      240   Great Lakes Chemical Corp..............      6,024
    8,550 + Hercules, Inc..........................     80,541
    1,260   Monsanto Co............................     22,163
      820   PPG Industries, Inc....................     41,066
      780   Praxair, Inc...........................     46,020
    1,070   Rohm and Haas Co.......................     37,867
      360   Sigma-Aldrich Corp.....................     18,090
                                                    ----------
                                                     1,293,177
                                                    ----------

--------------------------------------------------------------------------------

88
                                                              November 30, 2002
      ASSET ALLOCATION - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-----------------------------------------------------------
            COMMERCIAL SERVICES - 0.82%
      270   Ball Corp........................... $   13,360
   13,930 + Cendant Corp........................    175,239
      820   Cintas Corp.........................     41,385
    7,830 + Concord EFS, Inc....................    117,450
    4,190 + Convergys Corp......................     72,236
      300   Deluxe Corp.........................     13,020
    3,820   Fluor Corp..........................    104,744
      750   Moody's Corp........................     33,015
      570 + Quintiles Transnational Corp........      6,698
   11,670   United Parcel Service, Inc., Class B    739,411
                                                 ----------
                                                  1,316,558
                                                 ----------
            CONGLOMERATES - 2.39%
    4,030   3M Co...............................    523,296
      340   Eaton Corp..........................     25,796
   97,930   General Electric Co.................  2,653,903
      440   ITT Industries, Inc.................     26,523
    6,830   Loews Corp..........................    276,478
    3,730   Textron, Inc........................    160,763
    9,650   Tyco International, Ltd.............    172,156
                                                 ----------
                                                  3,838,915
                                                 ----------
            DRUGS - 4.87%
   14,670   Abbott Laboratories.................    642,253
    3,110   Allergan, Inc.......................    182,837
   12,680 + Amgen, Inc..........................    598,496
   17,360   Bristol-Myers Squibb Co.............    460,040
    3,980   Cardinal Health, Inc................    244,929
      910 + Chiron Corp.........................     36,582
    9,260   Eli Lilly & Co......................    632,458
    2,100 + Forest Laboratories, Inc............    225,393
    5,100 + King Pharmaceuticals, Inc...........     96,798
    1,210 + MedImmune, Inc......................     31,920
   21,210   Merck & Co., Inc....................  1,260,086
   60,960   Pfizer, Inc.........................  1,922,678
   14,960   Pharmacia Corp......................    632,808
   14,090   Schering-Plough Corp................    319,279
      520 + Watson Pharmaceuticals, Inc.........     15,595
   13,410   Wyeth...............................    515,346
                                                 ----------
                                                  7,817,498
                                                 ----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 0.67%
    7,790 + Agilent Technologies, Inc............... $  151,204
      950 + American Power Conversion Corp..........     15,295
    1,030   Applera Corp. - Applied Biosystems Group     22,516
      900 + Comverse Technology, Inc................     10,908
    3,950   Emerson Electric Co.....................    205,992
      960 + Jabil Circuit, Inc......................     20,592
    6,590 + JDS Uniphase Corp.......................     22,472
      430   Johnson Controls, Inc...................     35,643
    2,490   Millipore Corp..........................     91,781
      940   Molex, Inc..............................     26,367
    2,320 + NVIDIA Corp.............................     39,741
      570   Parker Hannifin Corp....................     26,613
      610   Perkinelmer, Inc........................      5,222
    6,130   Pitney Bowes, Inc.......................    216,389
      810 + PMC-Sierra, Inc.........................      6,601
      380 + Power-One, Inc..........................      3,002
    2,530 + Sanmina-SCI Corp........................     12,144
    3,990 + Solectron Corp..........................     18,434
    3,560   Symbol Technologies, Inc................     36,632
      430 + Tektronix, Inc..........................      8,480
      810 + Thermo Electron Corp....................     15,868
      280 + Thomas & Betts Corp.....................      5,236
      450   W. W. Grainger, Inc.....................     24,201
      640 + Waters Corp.............................     17,152
    3,530 + Xerox Corp..............................     30,782
                                                     ----------
                                                      1,069,267
                                                     ----------
            FINANCE COMPANIES - 0.27%
   16,830   MBNA Corp...............................    359,152
      750   SLM Corp................................     73,298
                                                     ----------
                                                        432,450
                                                     ----------
            FINANCIAL SERVICES - 3.37%
   13,620   American Express Co.....................    530,227
      480   Bear Stearns Cos., Inc..................     30,720
    3,500   Capital One Financial Corp..............    118,300
   50,290   Citigroup, Inc..........................  1,955,275
      610   Countrywide Financial Corp..............     30,073
    3,470   Equifax, Inc............................     84,321
   10,190   Fannie Mae..............................    642,479
    3,370   Freddie Mac.............................    194,247

 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------------------------------------------------------
            FINANCIAL SERVICES - Continued
      870   H & R Block, Inc................... $   33,347
    7,050   Household International, Inc.......    202,335
   19,640   JP Morgan Chase & Co...............    494,339
    1,180   Lehman Brothers Holdings, Inc......     72,452
    4,190   Merrill Lynch & Co., Inc...........    182,265
   13,300   Morgan Stanley.....................    601,692
    4,820   Paychex, Inc.......................    140,744
    6,420   Stillwell Financial, Inc...........     94,502
                                                ----------
                                                 5,407,318
                                                ----------
            FOODS - 0.50%
    3,150   Archer-Daniels-Midland Co..........     41,989
    1,980   Campbell Soup Co...................     47,817
    2,590   ConAgra Foods, Inc.................     63,118
    7,440   General Mills, Inc.................    331,973
    1,690   H J Heinz Co.......................     58,846
      660   Hershey Foods Corp.................     42,497
    1,980   Kellogg Co.........................     66,073
    3,790   Sara Lee Corp......................     88,421
    1,090   Wm. Wrigley Jr. Co.................     58,631
                                                ----------
                                                   799,365
                                                ----------
            FREIGHT - 0.05%
    1,440   FedEx Corp.........................     75,701
      300   Ryder System, Inc..................      6,900
                                                ----------
                                                    82,601
                                                ----------
            HARDWARE & TOOLS - 0.03%
      390   Black & Decker Corp................     16,758
      280   Snap-on, Inc.......................      8,383
      410   Stanley Works......................     14,736
                                                ----------
                                                    39,877
                                                ----------
            HEALTHCARE - 0.27%
      680 + Anthem, Inc........................     40,290
      260   Bausch & Lomb, Inc.................      9,812
    2,640 + Caremark Rx, Inc...................     46,622
    1,150   Health Management Associates, Inc.,
             Class A...........................     20,160
    1,920 + HEALTHSOUTH Corp...................      7,814
      820 + Humana, Inc........................      8,536
    1,370   IMS Health, Inc....................     22,742
    3,530 + Manor Care, Inc....................     68,764

--------------------------------------------------------------------------------

                                                                             89
November 30, 2002
      ASSET ALLOCATION - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            HEALTHCARE - Continued
    1,400   McKesson Corp........................... $   36,288
    1,470   UnitedHealth Group, Inc.................    119,732
      700 + Wellpoint Health Networks, Inc., Class A     46,081
                                                     ----------
                                                        426,841
                                                     ----------
            HEAVY DUTY TRUCKS/PARTS - 0.08%
    6,690   Dana Corp...............................     90,315
      290 + Navistar International Corp.............      8,949
      560   PACCAR, Inc.............................     27,440
                                                     ----------
                                                        126,704
                                                     ----------
            HOME BUILDERS - 0.16%
    2,450   Centex Corp.............................    123,308
      240   KB Home.................................     10,726
    2,620   Pulte Homes, Inc........................    122,983
                                                     ----------
                                                        257,017
                                                     ----------
            HOSPITAL MANAGEMENT - 0.21%
    7,510   HCA, Inc................................    301,752
    2,360 + Tenet Healthcare Corp...................     43,542
                                                     ----------
                                                        345,294
                                                     ----------
            HOSPITAL SUPPLIES - 1.80%
    1,930   AmerisourceBergen Corp..................    111,979
    6,830   Baxter International, Inc...............    218,492
    6,790   Becton, Dickinson and Co................    201,459
    1,970 + Boston Scientific Corp..................     82,740
    2,300   CR Bard, Inc............................    127,650
   27,170   Johnson & Johnson.......................  1,549,234
   10,010   Medtronic, Inc..........................    467,967
      860 + St. Jude Medical, Inc...................     29,945
    1,590 + Stryker Corp............................     98,342
                                                     ----------
                                                      2,887,808
                                                     ----------
            HOUSEHOLD PRODUCTS - 1.68%
      280   Alberto-Culver Co., Class B.............     13,874
      320 + American Greetings Corp., Class A.......      5,206
    1,140   Avon Products, Inc......................     58,539
    1,110   Clorox Co...............................     48,662
    5,420   Colgate-Palmolive Co....................    278,534
    2,210   Fortune Brands, Inc.....................    107,782
   14,000   Gillette Co.............................    424,480
      460   International Flavors & Fragrances, Inc.     15,189
    7,320   Kimberly-Clark Corp.....................    368,343
    1,290   Newell Rubbermaid, Inc..................     40,919
   15,150   Procter & Gamble Co.....................  1,272,600
    3,580   Tupperware Corp.........................     61,325
                                                     ----------
                                                      2,695,453
                                                     ----------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
--------------------------------------------------------------
            HUMAN RESOURCES - 0.01%
      850 + Robert Half International, Inc......... $   16,703
                                                    ----------
            INFORMATION PROCESSING -
            HARDWARE - 1.94%
    1,740 + Apple Computer, Inc....................     26,970
   26,710 + Dell Computer Corp.....................    763,105
    1,570 + Gateway, Inc...........................      5,982
   32,400   Hewlett-Packard Co.....................    631,152
   16,860   International Business Machines Corp...  1,468,506
      610 + Lexmark International, Inc., Class A...     40,345
    1,630 + Network Appliance, Inc.................     22,608
   37,810 + Sun Microsystems, Inc..................    162,243
                                                    ----------
                                                     3,120,911
                                                    ----------
            INFORMATION PROCESSING -
            SERVICES - 0.49%
    1,970 + Brocade Communications Systems, Inc....     11,209
      830 + Computer Sciences Corp.................     28,959
    2,550 + Earthlink, Inc.........................     15,861
    1,480 + eBay, Inc..............................    102,046
    2,320   Electronic Data Systems Corp...........     43,013
   19,120 + EMC Corp...............................    138,620
    8,720   First Data Corp........................    302,061
      930 + Fiserv, Inc............................     31,545
      470 + NCR Corp...............................     12,972
    1,370 + SunGard Data Systems, Inc..............     32,017
    1,560 + Unisys Corp............................     17,472
    2,900 + Yahoo!, Inc............................     52,983
                                                    ----------
                                                       788,758
                                                    ----------
            INFORMATION PROCESSING -
            SOFTWARE - 2.78%
    3,110   Adobe Systems, Inc.....................     91,838
      560   Autodesk, Inc..........................      8,674
    5,290   Automatic Data Processing, Inc.........    229,956
    1,170 + BMC Software, Inc......................     20,943
    4,640 + Citrix Systems, Inc....................     54,520
    2,790   Computer Associates International, Inc.     42,157
    1,820 + Compuware Corp.........................      9,937
    2,920 + Intuit, Inc............................    157,505
      410 + Mercury Interactive Corp...............     13,727
   53,300 + Microsoft Corp.........................  3,081,806
    1,750 + Novell, Inc............................      6,248
   53,660 + Oracle Corp............................    651,969

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
-----------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - Continued
    1,260 + Parametric Technology Corp................ $    3,906
    1,510 + PeopleSoft, Inc...........................     29,656
      930 + Rational Software Corp....................      8,603
      350 + Retek, Inc................................      1,551
    2,310 + Siebel Systems, Inc.......................     19,658
    1,990 + Veritas Software Corp.....................     36,178
                                                       ----------
                                                        4,468,832
                                                       ----------
            INSURANCE - 2.17%
    1,270   Ace, Ltd..................................     43,307
      730   Aetna, Inc................................     27,557
    5,920   AFLAC, Inc................................    182,632
    8,170   Allstate Corp.............................    318,875
      510   Ambac Financial Group, Inc................     31,880
   25,200   American International Group, Inc. #......  1,641,780
    1,470   Aon Corp..................................     26,813
      830   Chubb Corp................................     48,638
      680   CIGNA Corp................................     29,600
      780   Cincinnati Financial Corp.................     30,030
    1,200   Hartford Financial Services Group, Inc....     58,872
      720   Jefferson-Pilot Corp......................     27,468
    6,330   John Hancock Financial Services, Inc......    193,508
      890   Lincoln National Corp.....................     31,275
    2,590   Marsh & McLennan Cos., Inc................    122,248
      710   MBIA, Inc.................................     32,291
    3,390   MetLife, Inc..............................     90,988
    2,360   MGIC Investment Corp......................    110,141
    1,680   Principal Financial Group, Inc............     48,720
    1,050   Progressive Corp..........................     59,472
    2,810 + Prudential Financial, Inc.................     84,525
      660   Safeco Corp...............................     23,885
    1,100   St. Paul Cos., Inc........................     40,964
      580   Torchmark Corp............................     21,541
    4,830 + Travelers Property Casualty Corp., Class B     77,280
    1,170   UnumProvident Corp........................     19,949
      660   Xl Capital, Ltd., Class A.................     54,608
                                                       ----------
                                                        3,478,847
                                                       ----------
            LEISURE AND TOURISM - 0.73%
      440   Brunswick Corp............................      9,249
    2,840   Carnival Corp., Class A...................     79,662
      830   Darden Restaurants, Inc...................     17,953

--------------------------------------------------------------------------------

90
                                                              November 30, 2002
      ASSET ALLOCATION - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                  MARKET
OF SHARES                                                VALUE
-----------------------------------------------------------------
            LEISURE AND TOURISM - Continued
      670 + Electronic Arts, Inc...................... $   45,466
    3,860   Harley-Davidson, Inc......................    187,364
      540 + Harrah's Entertainment, Inc...............     21,600
      840   Hasbro, Inc...............................     10,769
    1,820   Hilton Hotels Corp........................     24,916
      420 + International Game Technology.............     32,382
    1,170   Marriott International, Inc., Class A.....     41,828
    5,300   Mattel, Inc...............................    109,286
   17,740   McDonald's Corp...........................    328,190
      700 + Sabre Holdings Corp., Class A.............     15,232
    7,960 + Starbucks Corp............................    173,050
      960   Starwood Hotels & Resorts Worldwide, Inc.,
             Class B..................................     24,317
      560   Wendy's International, Inc................     15,641
    1,440 + Yum! Brands, Inc..........................     34,430
                                                       ----------
                                                        1,171,335
                                                       ----------
            MACHINERY - 0.50%
    1,660   Caterpillar, Inc..........................     82,834
    3,240   Cooper Industries, Ltd., Class A..........    123,185
      290   Crane Co..................................      5,965
      200   Cummins, Inc..............................      6,288
    1,150   Deere & Co................................     58,823
    5,730   Dover Corp................................    178,776
    1,480   Illinois Tool Works, Inc..................    100,625
    4,600   Ingersoll-Rand Co., Class A...............    212,520
      590   Pall Corp.................................     11,257
      900   Rockwell Automation, Inc..................     18,945
                                                       ----------
                                                          799,218
                                                       ----------
            MEDICAL - BIOMEDICAL/GENE - 0.02%
      720   Biogen, Inc...............................     31,788
                                                       ----------
            MEDICAL TECHNOLOGY - 0.15%
    1,270   Biomet, Inc...............................     34,925
    1,040 + Genzyme Corp., General Division...........     34,112
    4,330 + Guidant Corp..............................    129,597
      940 + Zimmer Holdings, Inc......................     35,382
                                                       ----------
                                                          234,016
                                                       ----------
            METALS - 0.37%
   11,730   Alcoa, Inc................................    299,702
      390   Allegheny Technologies, Inc...............      2,789
    7,900 + Freeport-McMoRan Copper & Gold, Inc.,
             Class B..................................    122,450

 NUMBER                                     MARKET
OF SHARES                                   VALUE
----------------------------------------------------
            METALS - Continued
    1,940   Newmont Mining Corp.......... $   45,415
      380   Nucor Corp...................     19,091
    2,890 + Phelps Dodge Corp............     90,804
      490   United States Steel Corp.....      7,095
      410   Worthington Industries, Inc..      7,224
                                          ----------
                                             594,570
                                          ----------
            MISCELLANEOUS - 0.03%
    1,410   Eastman Kodak Co.............     52,057
                                          ----------
            MULTIMEDIA - 1.35%
   44,500 + AOL Time Warner, Inc.........    728,465
    1,290   Gannett Co., Inc.............     91,912
      940   McGraw-Hill Cos., Inc........     55,733
      240   Meredith Corp................     10,466
   17,770 + Viacom, Inc., Class B........    835,368
   22,560   Walt Disney Co...............    447,139
                                          ----------
                                           2,169,083
                                          ----------
            OIL AND GAS - 2.98%
      430   Amerada Hess Corp............     24,080
    5,450   Anadarko Petroleum Corp......    257,240
      700   Apache Corp..................     37,716
    3,280   Baker Hughes, Inc............    107,387
      760 + BJ Services Co...............     25,422
    2,180   Burlington Resources, Inc....     91,822
   12,320   ChevronTexaco Corp...........    825,810
    3,270   ConocoPhillips...............    156,339
      760   Devon Energy Corp............     34,800
    1,790   Dynegy, Inc., Class A........      2,094
    2,830   El Paso Corp.................     24,112
      560   EOG Resources, Inc...........     21,711
   62,620   Exxon Mobil Corp.............  2,179,176
    2,580   Halliburton Co...............     54,180
    4,410   Kerr-McGee Corp..............    199,552
      590   Kinder Morgan, Inc...........     24,220
   10,100   Marathon Oil Corp............    202,000
    3,450 + McDermott International, Inc.     11,385
      700 + Nabors Industries, Ltd.......     24,780
      650 + Noble Corp...................     22,068
    1,820   Occidental Petroleum Corp....     50,687
      170   Peoples Energy Corp..........      6,118
      450   Rowan Cos., Inc..............      9,585
    7,150   Schlumberger, Ltd............    316,387
      370   Sunoco, Inc..................     10,952
    1,540   Transocean, Inc..............     37,422
    1,250   Unocal Corp..................     37,062
                                          ----------
                                           4,794,107
                                          ----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
----------------------------------------------------------
            PAPER/FOREST PRODUCTS - 0.37%
      530   Avery Dennison Corp.................. $ 34,153
      260   Bemis Co., Inc.......................   13,447
      280   Boise Cascade Corp...................    7,582
    4,320   Georgia-Pacific Corp.................   89,554
    2,330   International Paper Co...............   91,452
   10,920 + Louisiana-Pacific Corp...............   97,843
      970   Meadwestvaco Corp....................   24,289
      760 + Pactiv Corp..........................   15,732
      890   Plum Creek Timber Co., Inc...........   21,672
      410 + Sealed Air Corp......................   15,502
    8,110 + Smurfit-Stone Container Corp.........  118,244
      260   Temple-Inland, Inc...................   12,753
    1,060   Weyerhaeuser Co......................   55,756
                                                  --------
                                                   597,979
                                                  --------
            POLLUTION CONTROL - 0.08%
    5,800 + Allied Waste Industries, Inc.........   61,944
    2,960   Waste Management, Inc................   73,763
                                                  --------
                                                   135,707
                                                  --------
            PUBLISHING - 0.22%
      410   Dow Jones & Co., Inc.................   16,995
      400   Knight-Ridder, Inc...................   25,084
      730   New York Times Co., Class A..........   35,069
    6,030   R. R. Donnelley & Sons Co............  128,258
    3,300   Tribune Co...........................  151,140
                                                  --------
                                                   356,546
                                                  --------
            RAILROADS & EQUIPMENT - 0.20%
    7,460   Burlington Northern Santa Fe Corp....  188,962
    1,030   CSX Corp.............................   28,480
    1,880   Norfolk Southern Corp................   37,092
    1,220   Union Pacific Corp...................   70,638
                                                  --------
                                                   325,172
                                                  --------
            REAL ESTATE INVESTMENT TRUSTS - 0.07%
    2,030   Equity Office Properties Trust.......   52,191
    1,330   Equity Residential...................   34,740
      890   Simon Property Group, Inc............   30,011
                                                  --------
                                                   116,942
                                                  --------

--------------------------------------------------------------------------------

                                                                             91
November 30, 2002
      ASSET ALLOCATION - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                         MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            RETAIL - 3.45%
    1,970   Albertson's, Inc................. $   45,980
    1,410 + Bed Bath & Beyond, Inc...........     48,913
    3,130 + Best Buy Co., Inc................     86,638
      560 + Big Lots, Inc....................      7,112
    1,020   Circuit City Stores, Inc.........      9,874
    5,020 + Costco Wholesale Corp............    162,146
    1,900   CVS Corp.........................     51,072
      410   Dillard's, Inc., Class A.........      7,921
    6,150   Dollar General Corp..............     81,364
    2,000+  Dollar Tree Stores, Inc..........     58,700
      840   Family Dollar Stores, Inc........     24,772
    970 +   Federated Department Stores, Inc.     31,700
   24,790   Home Depot, Inc..................    654,952
    1,290   JC Penney Co., Inc...............     30,612
    5,520 + Kohl's Corp......................    378,120
    3,820 + Kroger Co........................     60,089
    5,480   May Department Stores Co.........    134,041
      650   Nordstrom, Inc...................     13,000
    1,500 + Office Depot, Inc................     26,565
      830 + RadioShack Corp..................     19,712
    2,130 + Safeway, Inc.....................     50,651
    1,530   Sears, Roebuck and Co............     42,381
    9,790 + Staples, Inc.....................    188,947
      640   SUPERVALU, Inc...................     11,507
    7,110   Sysco Corp.......................    209,176
   10,270   Target Corp......................    357,190
      710   Tiffany & Co.....................     20,150
    2,610   TJX Cos., Inc....................     51,078
    4,650 + Toys R Us, Inc...................     63,286
   42,090   Wal-Mart Stores, Inc.............  2,279,594
   11,430   Walgreen Co......................    329,070
      680   Winn-Dixie Stores, Inc...........     10,146
                                              ----------
                                               5,546,459
                                              ----------
            SAVINGS & LOAN - 0.34%
      750   Golden West Financial Corp.......     51,900
   13,800   Washington Mutual, Inc...........    496,524
                                              ----------
                                                 548,424
                                              ----------
            SCHOOLS - 0.02%
      840 + Apollo Group, Inc., Class A......     34,650
                                              ----------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------------------------------------------------------
            SECURITIES RELATED - 0.48%
   17,700   Charles Schwab Corp................ $  204,258
    1,260   Franklin Resources, Inc............     46,557
    6,380   Goldman Sachs Group, Inc...........    503,191
      590   T. Rowe Price Group, Inc...........     17,930
                                                ----------
                                                   771,936
                                                ----------
            SEMICONDUCTORS - 1.66%
    3,250 + Advanced Micro Devices, Inc........     27,625
    1,850 + Altera Corp........................     26,881
    1,770 + Analog Devices, Inc................     54,321
    7,960 + Applied Materials, Inc.............    135,718
    1,450 + Applied Micro Circuits Corp........      6,612
    3,460 + Broadcom Corp., Class A............     67,643
   66,770   Intel Corp.........................  1,394,158
    4,220 + KLA-Tencor Corp....................    186,397
    1,540   Linear Technology Corp.............     51,174
    7,390 + LSI Logic Corp.....................     61,263
    1,560   Maxim Integrated Products, Inc.....     65,660
    9,240 + Micron Technology, Inc.............    146,084
      880 + National Semiconductor Corp........     17,864
    3,650 + Novellus Systems, Inc..............    132,459
      450 + QLogic Corp........................     19,548
    4,250 + Teradyne, Inc......................     69,658
    8,380   Texas Instruments, Inc.............    168,522
    1,630 + Xilinx, Inc........................     40,163
                                                ----------
                                                 2,671,750
                                                ----------
            TELECOMMUNICATIONS - 2.64%
    3,860+  ADC Telecommunications, Inc........      8,376
    1,500   Alltel Corp........................     82,620
      470 + Andrew Corp........................      5,288
    8,012   AT&T Corp..........................    224,656
   18,170 + AT&T Wireless Services, Inc........    137,183
    1,750 + Avaya, Inc.........................      5,075
   18,830   BellSouth Corp.....................    523,474
      690   CenturyTel, Inc....................     21,307
    2,090 + Ciena Corp.........................     13,899
   73,540 + Cisco Systems, Inc.................  1,097,217
    1,360 + Citizens Communications Co.........     13,410
    5,550 + Corning, Inc.......................     24,587
   16,600 + Lucent Technologies, Inc...........     29,050
   26,510   Motorola, Inc......................    301,684
    8,360 + Nextel Communications, Inc. Class A    114,950
    7,860 + QUALCOMM, Inc......................    323,989

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
   8,110 +  Qwest Communications International, Inc. $   39,252
      760   Scientific-Atlanta, Inc.................     10,336
   12,080 + Sprint Corp.............................     69,581
    1,990 + Tellabs, Inc............................     17,651
   28,150   Verizon Communications, Inc.............  1,178,922
                                                     ----------
                                                      4,242,507
                                                     ----------
            TOBACCO - 0.51%
   20,510   Philip Morris Cos., Inc.................    773,637
      430   R.J. Reynolds Tobacco Holdings, Inc.....     16,598
      820   UST, Inc................................     26,404
                                                     ----------
                                                        816,639
                                                     ----------
            UTILITIES - COMMUNICATION - 0.62%
   32,920   SBC Communications, Inc.................    938,220
    4,320   Sprint Corp.............................     62,986
                                                     ----------
                                                      1,001,206
                                                     ----------
            UTILITIES - ELECTRIC - 1.21%
    2,630 + AES Corp................................      5,576
    2,930   Allegheny Energy, Inc...................     20,188
      700   Ameren Corp.............................     28,945
    1,640   American Electric Power Co., Inc........     46,609
    1,820 + Calpine Corp............................      8,063
    6,450   Centerpoint Energy, Inc.................     49,342
      810   Cinergy Corp............................     26,244
    3,200   CMS Energy Corp.........................     31,840
    1,030   Cons. Edison, Inc.......................     40,942
      790   Constellation Energy Group, Inc.........     20,817
    5,010   Dominion Resources, Inc.................    255,259
      810   DTE Energy Co...........................     35,907
    4,290   Duke Energy Corp........................     84,685
    1,570 + Edison International, Inc...............     17,411
    1,080   Entergy Corp............................     47,228
    6,210   Exelon Corp.............................    311,680
    1,440   FirstEnergy Corp........................     45,619
      880   FPL Group, Inc..........................     51,744
    1,940 + Mirant Corp.............................      4,074
    9,130   NiSource, Inc...........................    177,944
    1,900 + PG&E Corp...............................     26,239
      410   Pinnacle West Capital Corp..............     13,169
    5,320   PPL Corp................................    177,156
    1,140   Progress Energy, Inc....................     47,880
    4,250   Public Service Enterprise Group, Inc....    127,245

--------------------------------------------------------------------------------

92
                                                              November 30, 2002
      ASSET ALLOCATION - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


  NUMBER                                              MARKET
 OF SHARES                                            VALUE
---------------------------------------------------------------
             UTILITIES - ELECTRIC - Continued
       3,430 Southern Co.......................... $     89,729
       7,050 TECO Energy, Inc.....................      103,917
       1,500 TXU Corp.............................       23,130
       1,930 Xcel Energy, Inc.....................       20,728
                                                   ------------
                                                      1,939,310
                                                   ------------
             UTILITIES - GAS, DISTRIBUTION - 0.03%
         680 Keyspan Corp.........................       23,997
         210 Nicor, Inc...........................        6,617
         990 Sempra Energy........................       22,939
                                                   ------------
                                                         53,553
                                                   ------------
             UTILITIES - GAS, PIPELINE - 0.00%
       2,500 Williams Cos., Inc...................        6,625
                                                   ------------
             TOTAL COMMON STOCK
             (Cost $77,661,001)...................   82,682,032
                                                   ------------
    PAR
   VALUE
-------------
             CORPORATE BONDS - 12.65%
             AEROSPACE/DEFENSE - 0.30%
             Raytheon Co.:
$    250,000   7.90% due 3/1/03...................      252,593
     125,000   7.38% due 7/15/25..................      129,546
     100,000   6.50% due 7/15/05..................      105,517
                                                   ------------
                                                        487,656
                                                   ------------
             AIRLINES - 0.13%
     200,000 Continental Airlines, Inc.:
               6.56% due 2/15/12..................      207,242
                                                   ------------
             AUTOMOTIVE - 0.23%
     200,000 Ford Motor Co.:
               7.45% due 7/16/31..................      168,831
     200,000 General Motors Corp.:
               7.20% due 1/15/11..................      196,497
                                                   ------------
                                                        365,328
                                                   ------------
             BANKS - 1.92%
     200,000 Bank of America Corp.:
               6.38% due 2/15/08..................      219,006
     100,000 Bank One Corp.:
               5.25% due 1/30/13..................       99,650
     120,000 BankBoston NA:
               6.38% due 3/25/08..................      126,827

    PAR                                         MARKET
   VALUE                                        VALUE
----------------------------------------------------------
            BANKS - Continued
   $200,000 Citicorp:
              6.38% due 11/15/08............ $     215,302
    200,000 European Investment Bank:
              4.00% due 3/15/05.............       206,056
            Fleet Financial Group, Inc.:
    200,000   7.13% due 4/15/06.............       217,597
    100,000   6.88% due 1/15/28.............        98,159
    250,000 Inter-American Development Bank:
              7.00% due 6/16/03.............       257,486
    200,000 JP Morgan Chase & Co.:
              5.25% due 5/30/07.............       205,749
    200,000 Key Bank NA:
              4.10% due 6/30/05.............       203,339
    200,000 Landesbank Baden-Wuerttemberg:
              6.35% due 4/1/12..............       216,188
    100,000 Nordea Bank Sweden AB:
              5.25% due 11/30/12............        98,580
    225,000 PNC Bank NA:
              7.88% due 4/15/05.............       246,029
    200,000 PNC Funding Corp.:
              7.50% due 11/1/09.............       222,240
    250,000 Susquehanna Bancshares, Inc.:
              6.05% due 11/1/12.............       245,000
    200,000 Wachovia Bank NA:
              4.85% due 7/30/07.............       208,205
                                             -------------
                                                 3,085,413
                                             -------------
            BEVERAGES - 0.19%
    105,000 Coca-Cola Bottling Co.:
              5.00% due 11/15/12............       102,429
    200,000 Diageo Capital, PLC:
              3.50% due 11/19/07............       195,797
                                             -------------
                                                   298,226
                                             -------------
            BUILDING MATERIALS - 0.06%
    100,000 Masco Corp.:
              6.50% due 8/15/32.............       100,646
                                             -------------
            COMMERCIAL SERVICES - 0.06%
    100,000 Aramark Services, Inc.:
              6.38% due 2/15/08.............       101,031
                                             -------------

    PAR                                                MARKET
   VALUE                                               VALUE
-----------------------------------------------------------------
            FINANCE COMPANIES - 1.36%
 $1,200,000 Capital Auto Receivables Asset Trust:
              2.64% due 3/17/08.................... $   1,196,893
            Ford Motor Credit Co.:
    100,000   7.60% due 8/1/05.....................       101,330
    200,000   7.38% due 10/28/09...................       190,746
            Household Finance Corp.:
    100,000   7.35% due 11/27/32...................       101,214
    145,000   5.88% due 2/1/09.....................       142,809
    115,000 MBNA America Bank NA:
              7.13% due 11/15/12...................       116,270
    200,000 National Rural Utilities Cooperative
             Finance Corp.:
              8.00% due 3/1/32.....................       236,628
    100,000 Nisource Finance Corp.:
              7.50% due 11/15/03...................       100,888
                                                    -------------
                                                        2,186,778
                                                    -------------
            FINANCIAL SERVICES - 3.11%
    200,000 American Express Co.:
              3.75% due 11/20/07...................       197,354
    180,000 Associates Corp. of North America:
              6.95% due 11/1/18....................       197,403
            Bear Stearns Cos., Inc.:
    225,000   7.63% due 12/7/09....................       257,102
    200,000   6.50% due 5/1/06.....................       215,311
    685,000 Chase Commercial Mtg. Securities Corp.:
              7.20% due 1/15/32....................       783,396
            CIT Group, Inc.:
    100,000   7.63% due 8/16/05....................       105,436
    120,000   5.50% due 11/30/07...................       118,606
    100,000 Citigroup Capital II:
              7.75% due 12/1/36....................       105,690
    200,000 Credit Suisse First Boston USA, Inc.:
              6.50% due 1/15/12....................       207,403
  1,000,000 GE Capital Commercial Mtg. Corp.:
              6.27% due 12/10/35...................     1,081,642
    200,000 General Electric Capital Corp.:
              6.00% due 6/15/12....................       209,107
    200,000 Lehman Brothers Holdings, Inc.:
              6.25% due 5/15/06....................       214,153
            Morgan Stanley:
    150,000   6.75% due 4/15/11....................       162,645
    225,000   6.10% due 4/15/06....................       239,990

--------------------------------------------------------------------------------

                                                                             93
November 30, 2002
      ASSET ALLOCATION - SCHEDULE OF INVESTMENT (Unaudited) - CONTINUED


    PAR                                             MARKET
   VALUE                                            VALUE
--------------------------------------------------------------
            FINANCIAL SERVICES - Continued
   $100,000 Principal Life Global Funding:
              5.13% due 6/28/07................. $     104,349
    200,000 Salomon Smith Barney Holdings, Inc.:
              5.88% due 3/15/06.................       214,017
    100,000 TIAA Global Mkts, Inc.:
              4.13% due 11/15/07................       101,011
    250,000 Washington Mutual Finance Corp.:
              6.25% due 5/15/06.................       265,812
    200,000 Wells Fargo Financial, Inc.:
              4.88% due 6/12/07.................       208,285
                                                 -------------
                                                     4,988,712
                                                 -------------
            FOODS - 0.25%
    200,000 Tyson Foods, Inc.:
              6.63% due 10/1/04.................       209,836
    200,000 Unilever Capital Corp.:
              5.90% due 11/15/32................       198,740
                                                 -------------
                                                       408,576
                                                 -------------
            HEALTHCARE - 0.06%
    100,000 HCA, Inc.:
              7.13% due 6/1/06..................       102,696
                                                 -------------
            INSURANCE - 0.42%
    100,000 Lincoln National Corp.:
              5.25% due 6/15/07.................       100,563
    250,000 Nationwide Mutual Insurance Co.:
              8.25% due 12/1/31.................       251,371
    250,000 St. Paul Cos., Inc.:
              5.75% due 3/15/07.................       252,910
     90,000 UnumProvident Corp.:
              7.38% due 6/15/32.................        73,780
                                                 -------------
                                                       678,624
                                                 -------------
            LEISURE AND TOURISM - 0.23%
    225,000 Continental Cablevision, Inc.:
              8.88% due 9/15/05.................       231,750
    135,000 Hilton Hotels Corp.:
              7.63% due 12/1/12.................       135,973
                                                 -------------
                                                       367,723
                                                 -------------
            METALS - 0.07%
    112,000 Codelco, Inc.:
              6.38% due 11/30/12................       110,983
                                                 -------------

    PAR                                         MARKET
   VALUE                                        VALUE
----------------------------------------------------------
            MULTIMEDIA - 0.19%
   $100,000 AOL Time Warner, Inc.:
              6.13% due 4/15/06............. $     100,638
     85,000 News America, Inc.:
              7.30% due 4/30/28.............        81,223
    125,000 Time Warner, Inc.:
              6.88% due 6/15/18.............       118,820
                                             -------------
                                                   300,681
                                             -------------
            OIL AND GAS - 1.22%
    200,000 Amerada Hess Corp.:
              5.90% due 8/15/06.............       210,500
    200,000 ChevronTexaco Capital Co.:
              3.50% due 9/17/07.............       198,563
    200,000 Colonial Pipeline Co.:
              7.63% due 4/15/32.............       230,917
    100,000 ConocoPhillips:
              5.90% due 10/15/32............        96,326
    105,000 Duke Energy Field Services, LLC:
              7.88% due 8/16/10.............       109,016
    100,000 Marathon Oil Corp.:
              6.80% due 3/15/32.............       100,366
    175,000 Northern Natural Gas Co.:
              7.00% due 6/1/11..............       189,875
    200,000 Occidental Petroleum Corp.:
              6.50% due 4/1/05..............       214,295
    200,000 Ocean Energy, Inc.:
              4.38% due 10/1/07.............       198,327
    150,000 Pennzoil Co.:
              10.25% due 11/1/05............       175,082
    125,000 Phillips Petroleum Co.:
              6.65% due 7/15/18.............       131,866
    100,000 Transocean Sedco Forex, Inc.:
              7.50% due 4/15/31.............       111,047
                                             -------------
                                                 1,966,180
                                             -------------
            PAPER/FOREST PRODUCTS - 0.38%
     95,000 Abitibi Cons., Inc.:
              8.85% due 8/1/30..............        96,014
            International Paper Co.:
    200,000   7.50% due 5/15/04.............       213,243
    200,000   5.85% due 10/30/12............       203,141
    100,000 MeadWestvaco Corp.:
              6.80% due 11/15/32............        98,490
                                             -------------
                                                   610,888
                                             -------------

     PAR                                       MARKET
    VALUE                                      VALUE
---------------------------------------------------------
              POLLUTION CONTROL - 0.13%
$     95,000  Republic Services, Inc.:
                7.13% due 5/15/09.......... $     104,569
     100,000  Waste Management, Inc.:
                7.75% due 5/15/32..........       103,553
                                            -------------
                                                  208,122
                                            -------------
              RAILROADS & EQUIPMENT - 0.14%
     200,000  Norfolk Southern Corp.:
                7.25% due 2/15/31..........       220,020
                                            -------------
              REAL ESTATE - 0.10%
     155,000  EOP Operating, LP:
                7.00% due 7/15/11..........       165,147
                                            -------------
              RETAIL - 0.27%
     100,000  Kroger Co.:
                6.80% due 12/15/18.........       102,156
     200,000  Safeway, Inc.:
                6.15% due 3/1/06...........       212,665
     100,000  Target Corp.:
                7.00% due 7/15/31..........       111,369
                                            -------------
                                                  426,190
                                            -------------
              SAVINGS & LOAN - 0.06%
     100,000  Washington Mutual Bank FA:
                5.50% due 1/15/ 13.........        98,957
              TELECOMMUNICATIONS - 0.92%
     200,000  AT&T Canada, Inc.:
                9.95% due 6/15/08 /(1)/....        29,500
     100,000  AT&T Corp.:
                6.50% due 3/15/13..........        92,000
      85,000  AT&T Wireless Services, Inc.:
                7.35% due 3/1/06...........        85,000
     140,000  Cingular Wireless, LLC:
                7.13% due 12/15/31.........       139,569
              Citizens Communications Co.:
     100,000    9.00% due 8/15/31..........       108,234
     100,000    7.63% due 8/15/08..........       104,403
              France Telecom SA:
     100,000    8.50% due 3/1/31...........       117,836
     100,000    7.75% due 3/1/11...........       112,121
     200,000  Sprint Capital Corp.:
                6.00% due 1/15/07..........       180,306
      50,000  TELUS Corp.:
                8.00% due 6/1/11...........        46,750

--------------------------------------------------------------------------------

94
                                                              November 30, 2002
      ASSET ALLOCATION - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


    PAR                                          MARKET
   VALUE                                         VALUE
-----------------------------------------------------------
             TELECOMMUNICATIONS - Continued
$    125,000 Verizon New York, Inc.:
               7.38% due 4/1/32.............. $     137,562
     100,000 Verizon Wireless Capital, LLC:
               5.38% due 12/15/06............       100,771
     225,000 Vodafone Group, PLC:
             6.25% due 11/30/32..............       218,336
                                              -------------
                                                  1,472,388
                                              -------------
             UTILITIES - ELECTRIC - 0.85%
     200,000 Appalachian Power Co.:
               4.80% due 6/15/05.............       198,347
     200,000 Arizona Public Service Co.:
               6.50% due 3/1/12..............       203,129
     230,000 Dominion Resources, Inc.:
               7.63% due 7/15/05.............       248,412
     200,000 FirstEnergy Corp.:
               6.45% due 11/15/11............       197,114
     200,000 Georgia Power Co.:
               6.20% due 2/1/06..............       213,449
     100,000 Midamerican Energy Holdings Co.:
               5.88% due 10/1/12.............        98,505
     200,000 Niagara Mohawk Power Corp.:
               5.38% due 10/1/04.............       206,564
                                              -------------
                                                  1,365,520
                                              -------------
             TOTAL CORPORATE BONDS
             (Cost $20,054,877)..............    20,323,727
                                              -------------
             FOREIGN GOVERNMENT BONDS - 0.66%
     200,000 New Brunswick Province Canada:
               3.50% due 10/23/07............       198,486
     200,000 Nova Scotia Province Canada:
               5.75% due 2/27/12.............       213,618
     225,000 Quebec Province Canada:
               5.00% due 7/17/09.............       234,111
     200,000 Quebec Province Canada ADR:
               7.13% due 2/9/24..............       232,190
      85,000 Republic of El Salvador:
               7.75% due 1/24/23.............        84,256
     100,000 United Mexican States:
               8.00% due 9/24/22.............       100,750
                                              -------------
                                                  1,063,411
                                              -------------
             TOTAL FOREIGN GOVERNMENT BONDS
             (Cost $1,016,359)...............     1,063,411
                                              -------------

   PAR                                        MARKET
  VALUE                                       VALUE
------------------------------------------------------
           UNITED STATES GOVERNMENT
           OBLIGATIONS - 31.85%
           FEDERAL AGENCIES - 0.77%
           Federal Farm Credit Bks.:
$  700,000   7.22% due 2/25/03 @........... $  709,418
   500,000   3.88% due 12/15/04............   515, 530
                                            ----------
                                             1,224,948
                                            ----------
           GOVERNMENT SPONSORED - 20.02%
           Federal Home Loan Mtg. Corp.:
   168,710   8.00% due 4/1/30..............    180,050
     4,228   8.00% due 7/1/30..............      4,513
   225,304   8.00% due 12/1/30.............    240,449
   824,745   7.50% due 12/1/30.............    871,117
 1,330,055   7.00% due 11/1/16.............  1,407,258
   327,000   6.75% due 3/15/31.............    376,438
   529,000   6.25% due 7/15/32.............    573,545
 2,117,098   6.00% due 2/1/32..............  2,167,860
 1,419,697   6.00% due 3/1/32..............  1,453,731
   200,000   5.25% due 11/5/12.............    199,450
   800,000   3.50% due 9/15/07.............    797,816
           Federal National Mtg. Assoc.:
   176,226   7.50% due 6/1/15..............    187,344
    41,391   7.50% due 11/1/15.............     44,003
   210,611   7.00% due 4/1/28..............    220,141
 3,595,906   7.00% due 9/1/31..............  3,754,275
 2,131,407   6.50% due 2/1/17..............  2,236,470
 5,386,284   6.50% due 2/1/32..............  5,566,328
   700,001   6.50% due 8/1/32..............    723,399
 1,169,326   6.00% due 12/1/16.............  1,214,993
   400,000   5.25% due 8/1/12..............    403,264
 1,400,000   5.13% due 2/13/04.............  1,455,437
   725,000   4.75% due 3/15/04.............    752,486
   200,000   4.75% due 6/18/07.............    206,940
   240,000   4.25% due 7/15/07.............    246,838
   300,000   3.88% due 3/15/05.............    310,072
 2,500,000   3.50% due 9/15/04 @...........  2,558,773
 1,720,000   zero coupon due 10/9/19.......    622,363
           Government National Mtg. Assoc.:
    22,510   7.50% due 12/15/28............     23,982
     6,973   7.50% due 3/15/29.............      7,418
    13,015   7.50% due 4/15/29.............     13,845
   189,918   7.50% due 5/15/29.............    202,034
    67,789   7.50% due 8/15/29.............     72,114

   PAR                                            MARKET
  VALUE                                           VALUE
-----------------------------------------------------------
           GOVERNMENT SPONSORED - Continued
$  111,101   7.50% due 9/15/29................. $   118,190
    68,993   7.50% due 11/15/29................      73,394
    28,738   7.50% due 2/15/30.................      30,545
   171,823   7.50% due 6/15/30.................     182,055
   244,581   7.50% due 10/15/30................     259,961
    92,633   7.50% due 11/15/30................      98,458
 1,164,357   7.50% due 12/15/30................   1,237,580
   227,538   7.50% due 5/15/31.................     241,853
   188,680   7.50% due 7/15/31.................     200,551
    39,034   6.00% due 2/15/29.................      40,231
   382,140   6.00% due 4/15/29.................     393,862
   184,198   6.00% due 6/15/29.................     189,968
                                                -----------
                                                 32,161,394
                                                -----------
           UNITED STATES BONDS & NOTES - 11.06%
 1,200,000 United States Treasury Bond Strip:
             zero coupon due 11/15/22..........     396,334
           United States Treasury Bonds:
 1,500,000   6.00% due 2/15/26.................   1,654,688
 1,842,000   5.38% due 2/15/31.................   1,932,805
   450,000   5.25% due 2/15/29.................     451,740
           United States Treasury Notes:
   425,000   7.25% due 5/15/04.................     458,419
 2,525,000   5.75% due 11/15/05................   2,755,012
 1,045,000   5.25% due 5/15/04.................   1,097,413
   105,000   4.88% due 2/15/12.................     110,496
 1,172,000   4.75% due 11/15/08................   1,244,930
 1,380,000   4.38% due 5/15/07.................   1,450,295
   861,000   4.38% due 8/15/12.................     871,695
   200,000   3.63% due 3/31/04.................     205,055
   100,000   3.38% due 4/30/04.................     102,266
   200,000   3.25% due 12/31/03................     203,625
 2,000,000   3.00% due 11/30/03................   2,029,454
 1,800,000   3.00% due 1/31/04.................   1,828,688
   550,000   3.00% due 2/29/04.................     559,131
   100,000   3.00% due 11/15/07................      98,816
   100,000   2.88% due 6/30/04.................     101,574
   212,000   2.13% due 10/31/04................     212,406
                                                -----------
                                                 17,764,842
                                                -----------
           TOTAL UNITED STATES
           GOVERNMENT OBLIGATIONS
           (Cost $49,894,360)..................  51,151,184
                                                -----------

--------------------------------------------------------------------------------

                                                                             95
November 30, 2002
      ASSET ALLOCATION - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


   PAR                                                  MARKET
  VALUE                                                 VALUE
----------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 3.09%
           COMMERCIAL PAPER - 0.62%
$1,000,000 UBS Finance, Inc.:
             1.36% due 12/2/02 @..................... $  999,962
                                                      ----------
           REPURCHASE AGREEMENTS - 2.13%
 1,639,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.22%, dated
            11/29/02, to be repurchased 12/2/02 in
            the amount of $1,639,167 and
            collateralized by Federal National Mtg.
            Assn. Notes, bearing interest at 2.15%,
            due 11/15/04 and having an approximate
            value of $1,692,074 @....................  1,639,000
   480,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.22%, dated
            11/29/02, to be repurchased 12/2/02 in
            the amount of $480,049 and collateralized
            by Federal National Mtg. Assn. Disc.
            Notes, bearing interest at 1.24%, due
            6/30/03 and having an approximate value
            of $491,288 @............................    480,000
 1,297,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.22%, dated
            11/29/02, to be repurchased 12/2/02 in
            the amount of $1,297,132 and
            collateralized by Federal National Mtg.
            Assn. Notes, bearing interest at 2.50%,
            due 10/1/04 and having an approximate
            value of $1,326,613 @....................  1,297,000
                                                      ----------
                                                       3,416,000
                                                      ----------

  PAR                                                 MARKET
 VALUE                                                VALUE
---------------------------------------------------------------
         U.S. TREASURY BILLS - 0.34%
$550,000 United States Treasury Bills:
           1.48% due 12/26/02 @................... $    549,435
                                                   ------------
         TOTAL SHORT-TERM INVESTMENTS
         (Cost $4,965,397)........................    4,965,397
                                                   ------------
         TOTAL INVESTMENTS
         (Cost $153,591,994) - 99.73%.............  160,185,751
         Other assets and liabilities,
          net - 0.27%.............................      437,204
                                                   ------------
         NET ASSETS - 100%........................ $160,622,955
                                                   ------------
         + Non-income producing
         # Security represents an investment in an
           affiliated company.
         @ The security or a portion thereof
           represents collateral for open futures
           contracts.
       ADR - American Depository Receipt
     /(1)/ Bond in default

                                                  UNREALIZED
  CONTRACTS                                      APPRECIATION
-------------------------------------------------------------
              FUTURES CONTRACTS PURCHASED
              (Delivery month/Value at 11/30/02)
      29/(2)/ S&P 500 Index
               (December 2002/$936).............   $414,018
                                                   --------
/(2)/ Per 250

--------------------------------------------------------------------------------

96
                                                              November 30, 2002
                     CAPITAL CONSERVATION FUND (Unaudited)


                                 ---------------------------
                                 Average Annual Total Return
                                 ---------------------------
                        ---------
                        6 Months 1 Year   5 Years  10 Years
                        ------------------------------------
                         4.53%   5.89%     6.23%    6.67%
                        ------------------------------------



                                    [CHART]

Growth of $10,000 Investment

         Capital Conservation Fund      Lehman Aggregate Bond Index
         -------------------------      ---------------------------
11/30/92      $10,000.00                       $10,000.00
12/92          10,111.28                        10,159.00
12/93          11,323.73                        11,149.58
12/94          10,632.14                        10,824.17
12/95          12,841.89                        12,824.06
12/96          13,067.80                        13,287.60
12/97          14,187.47                        14,574.41
12/98          15,234.08                        15,838.56
12/99          15,170.74                        15,707.04
12/00          16,565.40                        17,533.90
12/01          17,854.49                        19,010.84
11/29/02       19,071.00                        20,539.20
For the six months ended November 30, 2002, the Capital Conservation Fund returned 4.53% compared to 4.98% for the Lehman Brothers Aggregate Bond Index.

The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                     Federal National Mtg. Assoc.
                  1.  6.50% due 02/01/32................ 6.03%
                  2.  6.50% due 08/01/31................ 4.57%
                     United States Treasury Notes
                  3.  3.50% due 11/15/06................ 4.37%
                  4.  4.38% due 05/15/07................ 2.49%
                  5. Honda Auto Receivables Owners Trust
                      2.70% due 04/15/08................ 2.49%
                  6. Federal National Mtg. Assoc.
                      7.00% due 09/01/31................ 2.49%
                     Federal Home Loan Mtg. Corp.
                  7.  6.00% due 03/01/32................ 2.13%
                  8.  6.00% due 02/01/32................ 2.12%
                     Federal National Mtg. Assoc.
                  9.  6.00% due 12/15/05................ 2.07%
                 10.  4.25% due 07/15/07................ 1.95%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The portfolio is managed with a total rate of return philosophy. Our top-down approach to asset class positioning is combined with an intensive bottom-up focus on security selection. Portfolio diversification is also stressed to reduce volatility. This strategy has proven effective, especially this year which has been one of the most volatile and challenging periods in the fixed income marketplace.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The past year has proven to be an extremely challenging period for fixed income investment. Geo-political events, corporate malfeasance and an uncertain economic recovery have all contributed to the volatile state of affairs in our market. Management continued to center on reducing the volatility of the portfolio by decreasing exposure in the riskier asset classes while increasing diversification. In October, we felt that volatility had peaked, and subsequently moved to increase exposure to the "spread sectors", while still maintaining adequate diversification. Our reasons for the increase included the fact that the corporate malfeasance maelstrom had subsided, geo-political events were not at the forefront and the fears of a double-dip recession were largely dismissed. This move proved beneficial as November witnessed a strong rally in these sectors.

What is your investment outlook for the coming year?
The year ahead will prove challenging, yet we think there is good reason to be positive about the prospects for the fixed income markets. The economy should continue its slow recovery, which will likely keep rates in a well-defined trading range with some modest pressure on short rates. The uncertainty surrounding geo-political events will lead to periods of increased volatility with intermittent "flight to quality" rallies; yet, we believe the long term negative effects of these events will be marginal. Finally, the issues surrounding corporate malfeasance should continue to fade with any new event creating less of a direct effect on general market levels. In sum, the yield curve should maintain a flattening bias within a trading range, while the spread sectors continue to perform well, which will enable the fixed income markets to post good returns in 2003.


--------------------------------------------------------------------------------

                                                                             97
                     CAPITAL CONSERVATION FUND (Unaudited)
November 30, 2002



   PAR                                          MARKET
  VALUE                                         VALUE
----------------------------------------------------------
           CORPORATE BONDS - 29.52%
           AEROSPACE/DEFENSE - 0.55%
           Raytheon Co.:
  $200,000  7.90% due 3/1/03................ $     202,074
   125,000  7.38% due 7/15/25...............       129,546
   100,000  6.50% due 7/15/05...............       105,517
                                             -------------
                                                   437,137
                                             -------------
           AIRLINES - 0.26%
   200,000 Continental Airlines, Inc.:
            6.56% due 2/15/12...............       207,242
                                             -------------
           AUTOMOTIVE - 0.74%
   200,000 DaimlerChrysler NA Holding Corp.:
            7.25% due 1/18/06 /(2)/.........       216,330
   200,000 Ford Motor Co.:
            7.45% due 7/16/31...............       168,832
   200,000 General Motors Corp.:
            7.20% due 1/15/11...............       196,497
                                             -------------
                                                   581,659
                                             -------------
           BANKS - 3.60%
   200,000 Bank of America Corp.:
            6.38% due 2/15/08...............       219,006
   100,000 Bank One Corp.:
            5.25% due 1/30/13...............        99,650
   120,000 BankBoston NA:
            6.38% due 3/25/08...............       126,827
   200,000 Citicorp:
            6.38% due 11/15/08..............       215,302
   200,000 European Investment Bank:
            4.00% due 3/15/05...............       206,056
   200,000 Fleet Financial Group, Inc.:
            7.13% due 4/15/06...............       217,597
   100,000 Fleet Financial Group, Inc:
            6.88% due 1/15/28...............        98,159
   225,000 Inter-American Development Bank:
            7.00% due 6/16/03...............       231,737
   200,000 JP Morgan Chase & Co.:
            5.25% due 5/30/07...............       205,749
   200,000 Key Bank NA:
            4.10% due 6/30/05...............       203,339
   100,000 Nordea Bank Sweden AB:
            5.25% due 11/30/12..............        98,580
   225,000 PNC Bank NA:
            7.88% due 4/15/05...............       246,029

     PAR                                               MARKET
    VALUE                                              VALUE
-----------------------------------------------------------------
              BANKS - Continued
$     200,000 PNC Funding Corp.:
               7.50% due 11/1/09................... $     222,240
      250,000 Susquehanna Bancshares, Inc.:
               6.05% due 11/1/12...................       245,000
      200,000 Wachovia Bank NA:
               4.85% due 7/30/07...................       208,205
                                                    -------------
                                                        2,843,476
                                                    -------------
              BEVERAGES - 0.38%
      105,000 Coca-Cola Bottling Co.:
               5.00% due 11/15/12..................       102,429
      200,000 Diageo Capital, PLC:
               3.50% due 11/19/07..................       195,797
                                                    -------------
                                                          298,226
                                                    -------------
              BUILDING MATERIALS - 0.13%
      100,000 Masco Corp.:
               6.50% due 8/15/32...................       100,646
                                                    -------------
              COMMERCIAL SERVICES - 0.13%
      100,000 Aramark Services, Inc.:
               6.38% due 2/15/08...................       101,031
                                                    -------------
              FINANCE COMPANIES - 5.67%
      800,000 Capital Auto Receivables Asset Trust:
               2.64% due 3/17/08...................       797,928
      605,000 Ford Credit Auto Owner Trust:
               6.58% due 11/15/04..................       630,058
              Ford Motor Credit Co.:
      100,000  7.60% due 8/1/05....................       101,330
      200,000  7.38% due 10/28/09..................       190,746
      100,000 General Motors Acceptance Corp.:
               6.13% due 8/28/07...................        98,475
    2,000,000 Honda Auto Receivables Owners Trust:
               2.70% due 4/15/08...................     1,966,110
              Household Finance Corp.:
      100,000  7.35% due 11/27/32..................       101,214
      145,000  5.88% due 2/1/09....................       142,809
      115,000 MBNA America Bank NA:
               7.13% due 11/15/12..................       116,270
      200,000 National Rural Utilities Cooperative
               Finance Corp.:
               8.00% due 3/1/32....................       236,629
      100,000 Nisource Finance Corp.:
               7.50% due 11/15/03..................       100,888
                                                    -------------
                                                        4,482,457
                                                    -------------

     PAR                                               MARKET
    VALUE                                              VALUE
-----------------------------------------------------------------
              FINANCIAL SERVICES - 6.18%
$     200,000 American Express Co.:
               3.75% due 11/20/07.................. $     197,354
      180,000 Associates Corp. of North America:
               6.95% due 11/1/18...................       197,403
      250,000 Bear Stearns Commercial
               Mtg. Securities:
               6.02% due 2/14/31...................       270,251
              Bear Stearns Cos., Inc.:
      225,000  7.63% due 12/7/09...................       257,102
      200,000  6.50% due 5/1/06....................       215,311
              CIT Group, Inc.:
      100,000  7.63% due 8/16/05...................       105,437
      120,000  5.50% due 11/30/07..................       119,690
      100,000 Citigroup Capital II:
               7.75% due 12/1/36...................       105,690
      200,000 Credit Suisse First Boston USA, Inc.:
               6.50% due 1/15/12...................       207,403
      500,000 DLJ Commercial Mtg. Corp.:
               7.34% due 9/10/09...................       572,446
    1,000,000 GE Capital Commercial Mtg. Corp.:
               6.27% due 12/10/35..................     1,081,642
      200,000 General Electric Capital Corp.:
               6.00% due 6/15/12 /(2)/.............       209,107
      200,000 Lehman Brothers Holdings, Inc.:
               6.25% due 5/15/06...................       214,153
      225,000 Morgan Stanley:
               6.10% due 4/15/06...................       239,990
      100,000 Principal Life Global Funding:
               5.13% due 6/28/07...................       104,349
      200,000 Salomon Smith Barney Holdings, Inc.:
               5.88% due 3/15/06...................       214,017
      100,000 TIAA Global Mkts, Inc.:
               4.13% due 11/15/07..................       101,011
      250,000 Washington Mutual Finance Corp.:
               6.25% due 5/15/06...................       265,812
      200,000 Wells Fargo Financial, Inc.:
               4.88% due 6/12/07...................       208,285
                                                    -------------
                                                        4,886,453
                                                    -------------
              FOODS - 0.52%
      200,000 Tyson Foods, Inc.:
               6.63% due 10/1/04...................       209,836
      200,000 Unilever Capital Corp.:
               5.90% due 11/15/32..................       198,740
                                                    -------------
                                                          408,576
                                                    -------------

--------------------------------------------------------------------------------

98
                                                              November 30, 2002
              CAPITAL CONSERVATION FUND (Unaudited) - CONTINUED


  PAR                                       MARKET
 VALUE                                      VALUE
----------------------------------------------------
         HEALTHCARE - 0.13%
$100,000 HCA, Inc.:
           7.13% due 6/1/06.............. $  102,696
                                          ----------
         INFORMATION PROCESSING -
         SERVICES - 0.13%
 100,000 Computer Sciences Corp.:
          6.75% due 6/15/06..............    105,824
                                          ----------
         INSURANCE - 1.41%
 500,000 Ace INA Holdings, Inc.:
          8.20% due 8/15/04..............    538,017
 100,000 Lincoln National Corp.:
          5.25% due 6/15/07..............    100,563
 200,000 Nationwide Mutual Insurance Co.:
          8.25% due 12/1/31..............    201,097
 200,000 St. Paul Cos., Inc.:
          5.75% due 3/15/07..............    202,328
  90,000 UnumProvident Corp.:
          7.38% due 6/15/32..............     73,780
                                          ----------
                                           1,115,785
                                          ----------
         LEISURE AND TOURISM - 0.46%
 220,000 Continental Cablevision, Inc.:
          8.88% due 9/15/05..............    226,600
 135,000 Hilton Hotels Corp.:
          7.63% due 12/1/12..............    135,973
                                          ----------
                                             362,573
                                          ----------
         METALS - 0.28%
 112,000 Codelco, Inc.:
          6.38% due 11/30/12.............    110,983
 130,000 USEC, Inc.:
          6.75% due 1/20/09..............    111,932
                                          ----------
                                             222,915
                                          ----------
         MULTIMEDIA - 0.38%
 100,000 AOL Time Warner, Inc.:
          6.13% due 4/15/06..............    100,638
  85,000 News America, Inc.:
          7.30% due 4/30/28..............     81,223
 125,000 Time Warner, Inc.:
          6.88% due 6/15/18..............    118,820
                                          ----------
                                             300,681
                                          ----------

  PAR                                       MARKET
 VALUE                                      VALUE
----------------------------------------------------
         OIL AND GAS - 2.72%
$200,000 Amerada Hess Corp.:
          5.90% due 8/15/06.............. $  210,501
 200,000 ChevronTexaco Capital Co.:
          3.50% due 9/17/07..............    198,563
 200,000 Colonial Pipeline Co.:
          7.63% due 4/15/32..............    230,917
 100,000 ConocoPhillips:
          5.90% due 10/15/32.............     96,326
 105,000 Duke Energy Field Services, LLC:
          7.88% due 8/16/10..............    109,016
 100,000 Marathon Oil Corp.:
          6.80% due 3/15/32..............    100,366
 175,000 Northern Natural Gas Co.:
          7.00% due 6/1/11...............    189,875
 200,000 Occidental Petroleum Corp.:
          6.50% due 4/1/05...............    214,295
 200,000 Ocean Energy, Inc.:
          4.38% due 10/1/07..............    198,327
 130,000 Pennzoil Co.:
          10.25% due 11/1/05.............    151,737
 200,000 Petronas Capital, Ltd.:
          7.88% due 5/22/22..............    208,233
 125,000 Phillips Petroleum Co.:
          6.65% due 7/15/18..............    131,866
 100,000 Transocean Sedco Forex, Inc.:
          7.50% due 4/15/31..............    111,047
                                          ----------
                                           2,151,069
                                          ----------
         PAPER/FOREST PRODUCTS - 0.77%
  95,000 Abitibi Cons., Inc.:
          8.85% due 8/1/30...............     96,014
         International Paper Co.:
 200,000   7.50% due 5/15/04.............    213,243
 200,000   5.85% due 10/30/12............    203,141
 100,000 MeadWestvaco Corp.:
          6.80% due 11/15/32.............     98,490
                                          ----------
                                             610,888
                                          ----------
         POLLUTION CONTROL - 0.13%
 100,000 Waste Management, Inc.:
          7.75% due 5/15/32..............    103,553
                                          ----------
         RAILROADS & EQUIPMENT - 0.28%
 200,000 Norfolk Southern Corp.:
          7.25% due 2/15/31..............    220,021
                                          ----------

  PAR                                     MARKET
 VALUE                                    VALUE
--------------------------------------------------
         REAL ESTATE - 0.27%
$200,000 EOP Operating, LP:
          7.00% due 7/15/11............ $  213,093
                                        ----------
         RETAIL - 0.54%
 100,000 Kroger Co.:
          6.80% due 12/15/18...........    102,156
 200,000 Safeway, Inc.:
          6.15% due 3/1/06.............    212,665
 100,000 Target Corp.:
          7.00% due 7/15/31............    111,369
                                        ----------
                                           426,190
                                        ----------
         SAVINGS & LOAN - 0.12%
 100,000 Washington Mutual Bank FA:
          5.50% due 1/15/13............     98,957
                                        ----------
         TELECOMMUNICATIONS - 1.82%
 100,000 AT&T Corp.:
          6.50% due 3/15/13............     92,000
  85,000 AT&T Wireless Services, Inc.:
          7.35% due 3/1/06.............     85,000
 140,000 Cingular Wireless, LLC:
          7.13% due 12/15/31...........    139,569
         Citizens Communications Co.:
 100,000   9.00% due 8/15/31...........    108,234
 100,000   7.63% due 8/15/08...........    104,403
         France Telecom SA:
 100,000   8.50% due 3/1/31 /(1)/......    117,836
 100,000   8.25% due 3/1/11............    112,121
 200,000 Sprint Capital Corp.:
          6.00% due 1/15/07............    180,306
  50,000 TELUS Corp.:
          8.00% due 6/1/11.............     46,750
 125,000 Verizon New York, Inc.:
          7.38% due 4/1/32.............    137,562
 100,000 Verizon Wireless Capital, LLC:
          5.38% due 12/15/06...........    100,771
 225,000 Vodafone Group, PLC:
          6.25% due 11/30/32 /(2)/.....    218,336
                                        ----------
                                         1,442,888
                                        ----------

--------------------------------------------------------------------------------

                                                                             99
               CAPITAL CONSERVATION FUND (Unaudited) - CONTINUED
November 30, 2002


  PAR                                       MARKET
 VALUE                                      VALUE
-----------------------------------------------------
         UTILITIES - ELECTRIC - 1.92%
$200,000 Appalachian Power Co.:
          4.80% due 6/15/05.............. $   198,347
 200,000 Arizona Public Service Co.:
          6.50% due 3/1/12...............     203,129
 200,000 Dominion Resources, Inc.:
          7.63% due 7/15/05..............     216,010
 200,000 FirstEnergy Corp.:
          6.45% due 11/15/11.............     197,114
 200,000 Georgia Power Co.:
          6.20% due 2/1/06...............     213,449
 100,000 Midamerican Energy Holdings Co.:
          5.88% due 10/1/12..............      98,505
 200,000 Niagara Mohawk Power Corp.:
          5.38% due 10/1/04..............     206,564
 200,000 Pennsylvania Electric Co.:
          6.63% due 4/1/19...............     187,217
                                          -----------
                                            1,520,335
                                          -----------
         TOTAL CORPORATE BONDS
         (Cost $22,820,865)..............  23,344,371
                                          -----------
         FOREIGN GOVERNMENT BONDS - 1.71%
 200,000 New Brunswick Province Canada:
          3.50% due 10/23/07.............     198,486
 200,000 Nova Scotia Province Canada:
          5.75% due 2/27/12..............     213,618
         Quebec Province Canada:
 225,000   7.50% due 9/15/29.............     275,060
 225,000   5.00% due 7/17/09.............     234,110
 200,000 Quebec Province Canada ADR:
          7.13% due 2/9/24...............     232,190
 200,000 Republic of Italy:
          3.63% due 9/14/07..............     199,688
                                          -----------
                                            1,353,152
                                          -----------
         TOTAL FOREIGN GOVERNMENT BONDS
         (Cost $1,319,679)...............   1,353,152
                                          -----------

   PAR                                     MARKET
  VALUE                                    VALUE
---------------------------------------------------
           UNITED STATES GOVERNMENT
           OBLIGATIONS - 64.97%
           FEDERAL AGENCIES - 2.61%
$  640,000 Federal Farm Credit Bank:
            7.22% due 2/25/03........... $  648,611
 1,000,000 Federal Farm Credit Bank:
            3.88% due 12/15/04..........  1,031,059
   360,000 Tennessee Valley Auth.:
            5.63% due 1/18/11...........    384,854
                                         ----------
                                          2,064,524
                                         ----------
           GOVERNMENT SPONSORED - 40.58%
           Federal Home Loan Mtg. Corp.:
    75,313   8.00% due 1/1/29...........     80,639
   203,621   8.00% due 12/1/29..........    217,433
   183,178   8.00% due 12/1/30..........    195,491
     3,430   8.00% due 1/1/31...........      3,661
   426,593   7.50% due 12/1/30..........    450,578
   598,524   7.00% due 11/1/16..........    633,266
   300,000   6.25% due 7/15/32..........    325,262
 2,351,464   6.00% due 2/1/32...........  2,407,846
 1,646,345   6.00% due 3/1/32...........  1,685,814
   200,000   5.25% due 11/5/12..........    199,450
   300,000   5.13% due 7/15/12..........    308,616
   450,000   3.25% due 11/15/04.........    458,460
           Federal National Mtg. Assoc.:
    89,149   7.50% due 11/1/14..........     94,845
    13,029   7.50% due 8/1/15...........     13,851
   540,000   7.13% due 6/15/10..........    631,607
 4,282,602   7.00% due 9/1/31...........  4,471,215
 1,301,191   6.50% due 2/1/17...........  1,365,321
   892,856   6.50% due 3/1/17...........    936,861
 4,616,815   6.50% due 2/1/32...........  4,771,138
 3,500,000   6.50% due 8/1/32...........  3,616,993
 1,500,000   6.00% due 12/15/05.........  1,637,286
   604,823   6.00% due 12/1/16..........    628,445
   200,000   5.25% due 8/1/12...........    201,632
   300,000   4.75% due 3/15/04..........    311,373
   200,000   4.75% due 6/18/07..........    206,940
 1,500,000   4.25% due 7/15/07..........  1,542,735
   300,000   3.88% due 3/15/05..........    310,072
 1,450,000   3.50% due 9/15/04..........  1,484,088
 1,720,000   zero coupon due 10/9/19....    622,363

   PAR                                            MARKET
  VALUE                                           VALUE
-----------------------------------------------------------
           GOVERNMENT SPONSORED - Continued
           Government National Mtg. Assoc.:
$  145,107   7.50% due 5/15/29................. $   154,364
   241,927   7.50% due 7/15/29.................     257,361
   194,866   7.50% due 8/15/29.................     207,314
   116,721   7.50% due 9/15/29.................     124,168
   435,637   7.50% due 11/15/29................     463,430
    40,934   7.50% due 9/15/30.................      43,509
   101,942   7.50% due 10/15/30................     108,352
    50,214   7.50% due 11/15/30................      53,372
   288,880   7.50% due 1/15/31.................     307,055
   274,273   6.00% due 3/15/29.................     282,686
   261,893   6.00% due 4/15/29.................     269,927
                                                -----------
                                                 32,084,819
                                                -----------
           UNITED STATES BONDS & NOTES - 21.78%
 2,200,000 United States Treasury Bond Strip:
             zero coupon due 11/15/22..........     726,612
           United States Treasury Bonds:
 1,300,000   6.00% due 2/15/26.................   1,434,062
   572,000   5.38% due 2/15/31.................     600,198
   810,000   5.25% due 11/15/28................     812,658
           United States Treasury Notes:
   275,000   5.88% due 11/15/04 /(2)/..........     295,088
   650,000   5.25% due 5/15/04.................     682,601
   250,000   5.00% due 2/15/11.................     266,055
   300,000   4.88% due 2/15/12.................     315,703
   967,000   4.75% due 11/15/08................   1,027,174
 1,875,000   4.38% due 5/15/07.................   1,970,509
   361,000   4.38% due 8/15/12.................     365,484
   850,000   3.63% due 3/31/04.................     871,482
 3,387,000   3.50% due 11/15/06 /(2)/..........   3,454,344
   500,000   3.38% due 4/30/04.................     511,328
   100,000   3.25% due 12/31/03................     101,813
   325,000   3.25% due 8/15/07.................     325,419
   670,000   3.00% due 1/31/04.................     680,678
   625,000   3.00% due 2/29/04.................     635,376
   100,000   3.00% due 11/15/07................      98,816
 1,510,000   2.88% due 6/30/04.................   1,533,770
   300,000   2.25% due 7/31/04.................     301,711
   212,000   2.13% due 10/31/04................     212,406
                                                -----------
                                                 17,223,287
                                                -----------
           TOTAL UNITED STATES
           GOVERNMENT OBLIGATIONS
           (Cost $50,214,687)..................  51,372,630
                                                -----------

--------------------------------------------------------------------------------

100
                                                              November 30, 2002
              CAPITAL CONSERVATION FUND (Unaudited) - CONTINUED


   PAR                                                      MARKET
  VALUE                                                     VALUE
---------------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 3.57%
           COLLECTIVE INVESTMENT POOL - 0.85%
$  671,000 Securities Lending Quality Trust /(3)/........ $   671,000
                                                          -----------
           REPURCHASE AGREEMENT - 2.72%
 2,154,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.22%, dated
            11/29/02, to be repurchased 12/2/02 in
            the amount of $2,154,219 and
            collateralized by Federal Home Loan
            Bank Corp. Notes, bearing interest at
            2.46%, due 10/08/04 and having an
            approximate value of $2,218,781..............   2,154,000
                                                          -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $2,825,000).............................   2,825,000
                                                          -----------
           TOTAL INVESTMENTS
           (Cost $77,180,231) - 99.77%...................  78,895,153
                                                          -----------
           Other assets and liabilities,
            net - 0.23%..................................     180,282
                                                          -----------
           NET ASSETS - 100%............................. $79,075,435
                                                          -----------
           ADR - American Depository Receipt
         /(1)/ Security is a "floating rate" bond where
               the coupon rate fluctuates. The rate steps
               up or down for each downgrade or
               upgrade. The rate reflected is as of
               November 30, 2002.
         /(2)/ The security or a portion thereof is out
               on loan (see Note 2).
         /(3)/ The security is purchased with the cash
               collateral received from securities
               loaned.

                                                                            101
November 30, 2002
                    GOVERNMENT SECURITIES FUND (Unaudited)


                                 ---------------------------
                                 Average Annual Total Return
                                 ---------------------------
                        ---------
                        6 Months 1 Year   5 Years  10 Years
                        ------------------------------------
                         6.38%   7.93%     7.19%    6.95%
                        ------------------------------------




                       [CHART]

               Growth of $10,000 Investment

           Lehman Government     Government
              Bond Index      Securities Fund
           -----------------  ----------------
11/30/92       $10,000.00        $10,000.00
   12/92        10,168.39         10,130.80
   12/93        11,252.29         11,225.22
   12/94        10,872.53         10,720.83
   12/95        12,866.49         12,594.50
   12/96        13,223.13         12,835.32
   12/97        14,490.99         13,978.95
   12/98        15,918.53         15,231.17
   12/99        15,562.94         14,808.47
   12/00        17,623.55         16,718.33
   12/01        18,899.15         17,852.13
12/30/02        20,575.00         19,573.34

For the six months ended November 30, 2002, the Government Securities Fund returned 6.38% compared to 6.36% for the Lehman Brothers Government Bond Index.

The Lehman Brothers Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                       United States Treasury Bonds
                    1.  5.25% due 02/15/29............ 6.80%
                    2.   5.25% due 11/15/28........... 5.70%
                       United States Treasury Notes
                    3.  2.13% due 08/31/04............ 5.18%
                    4.   4.63% due 05/15/06........... 4.20%
                    5.   5.88% due 11/15/04........... 4.11%
                    6.   3.00% due 01/31/04........... 3.31%
                    7. United States Treasury Bonds
                        8.75% due 08/15/20............ 3.10%
                    8. United States Treasury Notes
                        2.88% due 06/30/04............ 3.04%
                    9. Federal Home Loan Bank
                        6.12% due 08/26/08............ 2.80%
                   10. Government National Mtg. Assoc.
                        6.50% due 08/15/31............ 2.66%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The portfolio is managed with a total rate of return philosophy. Our top-down approach to asset class positioning is combined with an intensive bottom-up focus on security selection. Portfolio diversification is also stressed to reduce volatility. This strategy has proven effective, especially this year which has been one of the most volatile and challenging periods in the fixed income marketplace.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The past year has proven to be an extremely challenging period for fixed income investments. Geo-political events, corporate malfeasance and an uncertain economic recovery have all contributed to the volatile state of affairs in our market. Management continued to center on reducing the volatility of the portfolio by decreasing exposure in the riskier asset classes while increasing diversification. In October, we felt that volatility had peaked, and subsequently moved to increase exposure to the "spread sectors", while still maintaining adequate diversification. Our reasons for the increase included the fact that the corporate malfeasance maelstrom had subsided, geo-political events were not at the forefront and the fears of a double-dip recession were largely dismissed. This move proved beneficial as November witnessed a strong rally in these sectors.

What is your investment outlook for the coming year?
The year ahead will prove challenging, yet we think there is good reason to be positive about the prospects for the fixed income markets. The economy should continue its slow recovery, which will likely keep rates in a well-defined trading range with some modest pressure on short rates. The uncertainty surrounding geo-political events will lead to periods of increased volatility with intermittent "flight to quality" rallies; yet, we believe the long term negative effects of these events will be marginal. Finally, the issues surrounding corporate malfeasance should continue to fade with any new event creating less of a direct effect on general market levels. In sum, the yield curve should maintain a flattening bias within a trading range, while the spread sectors continue to perform well, which will enable the fixed income markets to post good returns in 2003.



--------------------------------------------------------------------------------

102
 GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              November 30, 2002


   PAR                                             MARKET
  VALUE                                            VALUE
------------------------------------------------------------
           CORPORATE BONDS - 1.49%
           OIL AND GAS - 1.49%
$2,591,000 Rowan Cos., Inc.:
             5.88% due 3/15/12
             (Cost $2,591,000).................. $ 2,746,486
                                                 -----------
           FOREIGN GOVERNMENT BONDS - 2.55%
   650,000 International Bank for Reconstruction
            & Development:
             5.00% due 3/28/06..................     690,793
 4,000,000 Republic of Italy:
             3.63% due 9/14/07..................   3,993,752
                                                 -----------
                                                   4,684,545
                                                 -----------
           TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $4,642,825)....................   4,684,545
                                                 -----------
           UNITED STATES GOVERNMENT
           OBLIGATIONS - 91.17%
           FEDERAL AGENCIES - 11.01%
           Federal Farm Credit Banks:
 2,000,000   6.76% due 9/27/07..................   2,274,552
 1,000,000   6.06% due 5/28/13..................   1,095,179
 1,000,000   6.00% due 3/7/11...................   1,097,072
 4,000,000   5.75% due 12/7/28..................   3,927,704
 1,000,000   5.64% due 4/4/11...................   1,071,656
 2,500,000   3.88% due 12/15/04.................   2,577,647
           Tennessee Valley Auth.:
 2,500,000   6.75% due 11/1/25..................   2,824,590
 2,000,000   6.38% due 6/15/05..................   2,178,494
   500,000   5.63% due 1/18/11..................     534,520
 2,500,000   5.38% due 11/13/08.................   2,669,230
                                                 -----------
                                                  20,250,644
                                                 -----------
           GOVERNMENT SPONSORED - 33.40%
           Federal Home Loan Bank:
 5,000,000   6.12% due 8/26/08..................   5,160,475
 1,000,000   5.95% due 3/16/09..................   1,101,842
 3,000,000   5.91% due 3/27/08..................   3,300,348
 2,000,000   5.65% due 3/8/06...................   2,086,262
 2,000,000   5.54% due 4/24/06..................   2,029,226
 1,500,000   4.65% due 10/17/06.................   1,539,852
   885,000   4.13% due 11/15/06.................     909,926
 3,000,000   3.38% due 6/15/04..................   3,061,161
     1,205   8.25% due 4/1/17...................       1,307
    68,630   8.00% due 2/1/30...................      73,243
    24,446   8.00% due 8/1/30...................      26,089
   173,883   8.00% due 5/1/31...................     185,582

    PAR                                        MARKET
   VALUE                                       VALUE
--------------------------------------------------------
            GOVERNMENT SPONSORED - Continued
            Federal Home Loan Mtg. Corp.:
$   121,739   8.00% due 6/1/31.............. $   129,922
    553,175   7.50% due 9/1/16..............     587,173
  4,170,117   6.50% due 2/1/32..............   4,313,285
    720,000   6.25% due 7/15/32.............     780,628
  1,400,000   5.88% due 3/21/11.............   1,487,647
  2,000,000   5.25% due 11/5/12.............   1,994,500
  2,000,000   5.13% due 7/15/12.............   2,057,440
    780,000   3.25% due 11/15/04............     794,665
            Federal National Mtg. Assoc.:
      1,568   14.50% due 11/1/14............       1,891
      4,225   13.00% due 11/15/15...........       4,962
      1,930   12.50% due 9/20/15............       2,260
      1,078   12.00% due 1/15/16............       1,253
      3,886   11.50% due 9/1/19.............       4,468
  2,161,882   7.50% due 3/1/32..............   2,284,839
  2.224,641   7.00% due 9/1/31..............   2,322,618
  1,165,245   6.50% due 2/1/17..............   1,222,675
  2,475,119   6.50% due 12/1/31.............   2,557,814
  1,000,000   5.55% due 3/16/06.............   1,045,007
  1,000,000   5.25% due 8/14/06.............   1,026,515
  1,250,000   4.75% due 1/2/07..............   1,298,634
    500,000   4.50% due 10/17/06............     512,893
  1,350,000   4.00% due 11/17/06............   1,372,414
  3,500,000   3.50% due 9/15/04.............   3,582,281
  3,835,000   zero coupon due 10/9/19.......   1,387,653
            Government National Mtg. Assoc.:
    224,443   7.50% due 2/15/29.............     238,763
     11,036   7.50% due 7/15/30.............      11,730
     12,521   7.50% due 10/15/30............      13,308
    348,388   7.50% due 1/15/31.............     370,307
    104,745   7.50% due 2/15/31.............     111,335
  4,705,573   6.50% due 8/15/31.............   4,896,393
    932,869   6.00% due 1/15/32.............     960,292
            Student Loan Marketing Assoc.:
  3,125,000   6.55% due 12/2/13.............   3,542,347
  1,000,000   5.25% due 3/15/06.............   1,070,471
                                             -----------
                                              61,463,696
                                             -----------
            UNITED STATES BONDS & NOTES - 46.76%
            United States Treasury Bonds:
  1,500,000   9.00% due 11/15/18............   2,157,716
  4,000,000   8.75% due 8/15/20.............   5,697,344
  1,700,000   6.13% due 8/15/29.............   1,920,402
  4,100,000   5.38% due 2/15/31.............   4,302,118
 10,450,000   5.25% due 11/15/28............  10,484,286
 12,470,000   5.25% due 2/15/29 /(1)/.......  12,518,221

   PAR                                                       MARKET
  VALUE                                                      VALUE
----------------------------------------------------------------------
           UNITED STATES BONDS & NOTES - Continued
           United States Treasury Notes:
$3,000,000   7.88% due 11/15/04.......................... $  3,332,343
 1,550,000   6.00% due 8/15/09...........................    1,750,834
 7,050,000   5.88% due 11/15/04 /(1)/....................    7,564,981
 2,500,000   5.25% due 5/15/04...........................    2,625,390
 2,500,000   5.00% due 2/15/11...........................    2,660,548
 7,280,000   4.63% due 5/15/06 /(1)/.....................    7,727,887
 2,000,000   4.38% due 5/15/07...........................    2,101,876
 6,000,000   3.00% due 1/31/04...........................    6,095,628
 5,500,000   2.88% due 6/30/04...........................    5,586,581
 9,500,000   2.13% due 8/31/04...........................    9,527,464
                                                          ------------
                                                            86,053,619
                                                          ------------
           TOTAL UNITED STATES
           GOVERNMENT OBLIGATIONS
           (Cost $163,343,697)...........................  167,767,959
                                                          ------------
           SHORT-TERM INVESTMENTS - 4.16%
           FEDERAL AGENCIES - 0.87%
 1,595,000 Federal Farm Credit Bks. Cons.
            Disc. Notes:
             1.22% due 12/2/02...........................    1,594,946
                                                          ------------
           REPURCHASE AGREEMENT - 3.29%
 6,055,000 Agreement with State Street Bank & Trust Co.,
            bearing interest at 1.22%, dated 11/29/02,
            to be repurchased 12/2/02 in the amount
            of $6,055,616 and collateralized by
            Federal Home Loan Bank Bonds, bearing
            interest at 2.46%, due 10/8/04 and having
            an approximate value of $6,238,750...........    6,055,000
                                                          ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $7,649,946).............................    7,649,946
                                                          ------------
           TOTAL INVESTMENTS
           (Cost $178,227,468) - 99.37%..................  182,848,936
                                                          ------------
           Other assets and liabilities,
            net - 0.63%..................................    1,163,797
                                                          ------------
           NET ASSETS - 100%............................. $184,012,733
                                                          ------------
           /(1)/ The security or a portion thereof is out
            on loan (see Note 2).

--------------------------------------------------------------------------------

                                                                            103
November 30, 2002
                INTERNATIONAL GOVERNMENT BOND FUND (Unaudited)



                                 ---------------------------
                                 Average Annual Total Return
                                 ---------------------------
                        ---------
                        6 Months 1 Year   5 Years  10 Years
                        ------------------------------------
                         6.34%   11.69%    2.91%    5.10%
                        ------------------------------------



                 [CHART]

            Growth of $10,000 Investment

                              International
                               Government
           Blended Index*      Bond Fund
           --------------     --------------
11/30/92                       $10,000.00
   12/92                        10,130.80
   12/93    $11,433.80          11,433.80
   12/94     10,864.90          11,943.32
   12/95     13,267.22          14,189.46
   12/96     15,195.28          14,813.54
   12/97     16,004.31          14,096.51
   12/98     17,011.78          16,506.46
   12/99     17,702.91          15,521.87
   12/00     18,849.86          14,925.67
   12/01     18,720.47          14,644.71
11/30/02     21,254.39          16,453.00

For the six months ended November 30, 2002, the International Government Bond Fund returned 6.34% compared to 7.48% for the Blended Index.

The Blended index is a blend of 70% JP Morgan Government Bond Index Plus and 30% JP Morgan Emerging Markets Bond Index Plus. The JP Morgan Government Bond Index Plus measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues. The Emerging Markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

* Inception of Blended Index: December 31, 1993

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings
--------------------------------------------------------------------------------

                     1. United States Treasury Notes:
                         7.50% due 02/15/05.......... 3.78%
                     2. Government of Japan:
                         3.30% due 06/20/06.......... 3.41%
                     3. Government of Canada:
                         5.50% due 06/01/09.......... 3.18%
                     4. Brazil Federative Republic:
                         8.00% due 04/15/14.......... 2.83%
                     5. Russian Federation:
                         5.00% due 03/31/30.......... 2.81%
                     6. United Mexican States:
                         8.13% due 12/30/19.......... 2.79%
                     7. United States Treasury Notes:
                         5.88% due 11/15/04.......... 2.73%
                     8. Republic of Italy:
                         4.25% due 11/01/09.......... 2.70%
                     9. Government of Japan:
                         1.40% due 11/20/03.......... 2.42%
                    10. Russian Federation:
                         12.75% due 06/24/28......... 2.21%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
As the second quarter drew to a close, equity markets continued to fall and risk aversion grew, creating a combination of factors driving bond yields to new lows not seen since the mid 1960's. While this period saw our duration strategy underperform, as yield momentum turned positive our investment process responded by reversing underweight positions in favor of a neutral stance thus mitigating further underperformance versus the benchmark as yields continued to overshoot to the downside. By the end of the review period we re-initiated an underweight duration position, consistent with both our model signals and our subjective view expecting higher government bond yields into next year.

Country allocation strategy provided more significant and consistent value added through the review period. Our real yield signal highlighted Canada early in 2002 as price pressures were being drained from the economy in conjunction with a weakening growth profile. Canada recorded marked outperformance versus Japan which provided our primary underweight market through the review period. As headline inflation pressures fell around the globe our real yield indicator switched correctly to take advantage of excess returns in both the UK and Swedish markets later in the review period. Our preference for steep yield curves also benefited the Fund, in the main due to our close to neutral positioning in the U.S. market which in hedged yen terms significantly outperformed all other markets within the index.

Currency strategy similarly benefited the Fund through the latter part of 2002 as the yen traded within a narrow range versus the dollar and undervalued currencies experienced some appreciation. In order to exploit these opportunities, the Fund established overweight positions in the EUR, SEK, CAD and AUD in aggregate contributing to excess return from the currency decision.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Our currency strategy suggested reducing our overweight EUR allocation on the basis of diminishing interest rate carry and long term valuation factors. Our bond country allocation decision however warranted maintaining an overweight Euroland asset position in line with our expectations for easier monetary policy in the Euroarea. As a result we hedged 1.5% of the overweight EUR currency exposure back into USD, at the same time leaving in place our overweight exposure to Euroland bonds.

What is your investment outlook for the coming year?
The primary input to our investment strategy follows from our proprietary, quantitative inflation and momentum signals. These currently provide conflicting duration signals. While the inflation pressure gauge is bond negative following signs of increasing pipeline goods price pressures in recent months, bond yield momentum remains mildly positive. These core duration signals are complimented by our team subjective view which in light of improving macro economic conditions in the U.S. biases us towards a minor underweight duration stance. In the U.S. we believe government bond yields are at or close to a cyclical low. Evidence that the consumer is maintaining spending power via improving real earnings and low mortgage rates is positive and although the industrial sector remains soft, evidence of improving cashflow and balance sheet repair leave us more constructive on the GDP outlook into next year. Forward interest rate pricing in the U.S. expects a gradual unwind of the policy stimulus which has been delivered by the Federal Reserve stretching back to January 2001 which we believe is fairly priced. The probability of the Fed rapidly raising rates in the new-year appears low in light of how long it has taken them to engineer a recovery. In Europe, the fundamental picture continues to support lower bond yields. Previous concerns by the ECB over sticky headline price indices are set to diminish through next year, prompting additional policy easing in line with a fragile domestic economic picture. In Japan, the environment is more uncertain. Although resolve from the authorities to deal with structural economic reform appears possible, the continued malaise in the consumption side of the economy is capping domestic recovery and keeping inflationary expectations low. Increasing issuance plans for the JGB market are similarly likely to keep international investors wary of the bond market.

Country allocation factors, including real yield, curve slope and investor positioning survey data bias us to overweight the Euroarea and Canada versus Japan and the UK. Current real yield premiums available around the globe favor the Euroarea, while relative yield curve shapes support the steeper Canadian and U.S. markets where interest rate carry remains generous. Foreign exchange markets continue to be governed by reassessments of relative growth between the major economies. With Japan likely remaining behind both the U.S. and Europe in the growth order, opportunities will continue in the fund to underweight the yen.

--------------------------------------------------------------------------------

104
                                                              November 30, 2002
   INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)


      PAR                                          MARKET
     VALUE                                         VALUE
-----------------------------------------------------------
                 FOREIGN CORPORATE BONDS - 1.82%
                 UNITED KINGDOM - 0.70%
(Pounds) 540,000 Bank of America Corp.,
                  4.12% due 7/8/04.............. $  839,687
                                                 ----------
                 JAPAN - 1.12%
      (Yen)155MM Japan Finance Corp.,
                  1.55% due 2/21/12.............  1,338,382
                                                 ----------
                 TOTAL FOREIGN CORPORATE BONDS
                 (Cost $1,935,475)..............  2,178,069
                                                 ----------
                 GOVERNMENT BONDS - 92.08%
                 BELGIUM - 2.32%
                 Kingdom of Belgium:
 (Euro)1,247,893   8.00% due 12/24/12...........  1,568,582
  (Euro) 371,840   7.00% due 5/15/06............    409,296
  (Euro) 495,787   6.25% due 3/28/07............    539,129
   (Euro)250,000   5.50% due 3/28/28............    260,009
                                                 ----------
                                                  2,777,016
                                                 ----------
                 BRAZIL - 5.71%
                 Brazil Federative Republic:
   US$ 1,000,000   14.50% due 10/15/09..........    760,000
      US$700,000   12.25% due 3/6/30............    427,000
    US$2,100,000   11.00% due 1/11/12...........  1,249,500
    US$1,000,000   11.00% due 8/17/40 /(1)/.....    571,000
    US$5,541,345   8.00% due 4/15/14 /(1)/......  3,387,147
      US$560,000   2.56% due 4/15/06............    427,000
                                                 ----------
                                                  6,821,647
                                                 ----------
                 BULGARIA - 0.75%
      US$970,000 National Republic of Bulgaria,
                  2.69% due 7/28/11.............    894,825
                                                 ----------
                 CANADA - 3.98%
                 Government of Canada:
     C$1,165,000   8.00% due 6/1/23.............    965,542
     C$5,700,000   5.50% due 6/1/09.............  3,796,104
                                                 ----------
                                                  4,761,646
                                                 ----------
                 COLOMBIA - 1.05%
    US$1,250,000 Republic of Colombia,
                  11.75% due 2/25/20............  1,250,000
                                                 ----------
                 DENMARK - 1.46%
                 Kingdom of Denmark:
     DK1,250,000   7.00% due 11/10/24...........    207,762
    DK10,500,000   6.00% due 11/15/09...........  1,532,423
                                                 ----------
                                                  1,740,185
                                                 ----------

      PAR                                         MARKET
     VALUE                                        VALUE
----------------------------------------------------------
                ECUADOR - 0.40%
                Republic of Ecuador:
  US$ 1,000,000   6.00% due 8/15/30............ $  440,000
     US$100,000   6.00% due 8/15/30............     43,600
                                                ----------
                                                   483,600
                                                ----------
                EL SALVADOR - 0.49%
                Republic of El Salvador:
     US$100,000   8.25% due 4/10/32............     95,000
     US$500,000   7.75% due 1/24/23............    495,625
                                                ----------
                                                   590,625
                                                ----------
                FINLAND - 0.39%
                Republic of Finland:
  (Euro)254,563   7.25% due 4/18/06............    281,027
  (Euro)168,187   6.00% due 4/25/08............    181,854
                                                ----------
                                                   462,881
                                                ----------
                FRANCE - 2.90%
                Government of France:
(Euro)1,474,898   5.50% due 4/25/04............  1,513,144
(Euro)1,000,000   5.50% due 4/25/10............  1,060,147
  (Euro)855,347   5.50% due 4/25/29............    897,724
                                                ----------
                                                 3,471,015
                                                ----------
                GERMANY - 3.61%
                Federal Republic of Germany:
(Euro)1,033,875   6.50% due 10/14/05...........  1,111,932
  (Euro)522,583   6.25% due 1/4/24.............    597,878
  (Euro)522,583   6.00% due 6/20/16............    579,065
                Kreditanstalt Fur Wiederaufbau:
(Euro)1,000,000   4.75% due 8/18/06............  1,029,259
(Euro)1,000,000   3.50% due 7/15/04............    999,210
                                                ----------
                                                 4,317,344
                                                ----------
                GREECE - 2.77%
                Republic of Greece:
(Euro)1,450,000   8.60% due 3/26/08............  1,744,671
  (Euro)216,837   6.50% due 10/22/19...........    246,175
(Euro)1,216,837   6.00% due 5/19/10............  1,318,095
                                                ----------
                                                 3,308,941
                                                ----------
                ITALY - 6.32%
                Republic of Italy:
  (Euro)258,228   10.50% due 4/1/05............    296,834
  (Euro)532,912   9.00% due 11/1/23............    792,570
  (Euro)516,456   8.50% due 4/1/04.............    548,933
  (Euro)274,684   6.75% due 2/1/07.............    303,990

      PAR                                        MARKET
     VALUE                                       VALUE
----------------------------------------------------------
                ITALY - (Continued)
  (Euro)500,000   5.25% due 11/1/29........... $   500,102
(Euro)1,807,912   5.00% due 5/1/08............   1,886,940
(Euro)3,250,000   4.25% due 11/1/09...........   3,225,157
                                               -----------
                                                 7,554,526
                                               -----------
                JAPAN - 12.72%
                Government of Japan:
     (Yen)100MM   5.00% due 9/21/09...........   1,061,349
     (Yen)200MM   4.20% due 9/21/15...........   2,208,723
     (Yen)450MM   3.30% due 6/20/06...........   4,070,323
     (Yen)200MM   3.20% due 3/20/06...........   1,791,818
     (Yen)100MM   2.70% due 3/20/07...........     900,592
     (Yen)350MM   1.40% due 11/20/03..........   2,890,431
     (Yen)170MM   1.40% due 9/20/11...........   1,454,252
     (Yen)100MM   0.60% due 6/22/15...........     823,486
                                               -----------
                                                15,200,974
                                               -----------
                MALAYSIA - 0.70%
     US$750,000 Government of Malaysia,
                 7.50% due 7/15/11............     842,451
                                               -----------
                MEXICO - 7.07%
                United Mexican States:
  US$ 2,000,000   9.88% due 2/1/10............   2,363,000
   US$1,700,000   8.30% due 8/15/31...........   1,746,750
   US$3,250,000   8.13% due 12/30/19..........   3,339,375
     US$500,000   7.50% due 1/14/12...........     525,000
     US$500,000   6.25% due 12/31/19..........     475,340
                                               -----------
                                                 8,449,465
                                               -----------
                NETHERLANDS - 2.73%
                Government of the Netherlands:
  (Euro)407,560   6.50% due 4/15/03...........     409,991
(Euro)1,837,560   5.75% due 1/15/04...........   1,880,100
  (Euro)915,144   5.50% due 7/15/10...........     975,010
                                               -----------
                                                 3,265,101
                                               -----------
                NEW ZEALAND - 0.21%
     NZ$500,000 Government of New Zealand,
                  6.50% due 2/15/05...........     252,514
                                               -----------
                PANAMA - 0.73%
                Republic of Panama:
     US$350,000   9.63% due 2/8/11............     378,000
     US$500,000   8.88% due 9/30/27 /(1)/.....     495,000
                                               -----------
                                                   873,000
                                               -----------

--------------------------------------------------------------------------------

                                                                            105
  INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                  CONTINUED
November 30, 2002


      PAR                                    MARKET
     VALUE                                   VALUE
-----------------------------------------------------
                 PERU - 0.89%
                 Republic of Peru:
      US$690,000   9.13% due 2/21/12...... $  646,875
      US$600,000   4.50% due 3/7/17.......    414,666
                                           ----------
                                            1,061,541
                                           ----------
                 PHILIPPINES - 1.52%
                 Philippines Republic:
    US$1,600,000   9.88% due 1/15/19......  1,570,400
      US$250,000   9.00% due 2/15/13......    246,875
                                           ----------
                                            1,817,275
                                           ----------
                 PORTUGAL - 0.83%
                 Republic of Portugal:
   (Euro)457,347   6.63% due 5/13/08......    509,004
   (Euro)500,000   3.95% due 7/15/09......    488,770
                                           ----------
                                              997,774
                                           ----------
                 RUSSIA - 7.92%
                 Russian Federation:
   US$ 2,000,000   12.75% due 6/24/28.....  2,645,000
   US$ 1,000,000   11.00% due 7/24/18.....  1,181,250
   US$ 2,000,000   10.00% due 6/26/07.....  2,278,000
   US$ 4,300,000   5.00% due 3/31/30 /(2)/  3,362,600
                                           ----------
                                            9,466,850
                                           ----------
                 SOUTH AFRICA - 0.20%
      US$225,000 Republic of South Africa,
                   7.38% due 4/25/12......    238,500
                                           ----------
                 SPAIN - 2.40%
                 Kingdom of Spain:
(Euro) 2,106,012   6.00% due 1/31/29......  2,351,881
   (Euro)500,000   4.80% due 10/31/06.....    517,690
                                           ----------
                                            2,869,571
                                           ----------
                 SWEDEN - 2.66%
                 Kingdom of Sweden:
     SK1,000,000   6.75% due 5/5/14.......    124,884
   SK 11,200,000   6.50% due 5/5/08.......  1,339,810
   SK 14,000,000   6.00% due 2/9/05.......  1,599,332
     SK1,000,000   5.00% due 1/15/04......    111,309
                                           ----------
                                            3,175,335
                                           ----------
                 TURKEY - 1.03%
                 Republic of Turkey:
   US$ 1,000,000   11.75% due 6/15/10.....  1,075,000
      US$146,000   10.50% due 1/13/08.....    152,935
                                           ----------
                                            1,227,935
                                           ----------

      PAR                                         MARKET
     VALUE                                        VALUE
-----------------------------------------------------------
                 UNITED KINGDOM - 1.05%
                 Government of United Kingdom:
 (Pounds)100,000   8.00% due 6/7/21........... $    217,759
 (Pounds)400,250   5.75% due 12/7/09..........      665,108
 (Pounds)250,000   4.25% due 6/7/32...........      366,716
                                               ------------
                                                  1,249,583
                                               ------------
                 UNITED STATES - 16.07%
   US$ 2,000,000 Federal Farm Credit Bank,
                  5.55% due 3/26/08...........    2,166,366
   US$ 1,000,000 Federal Home Loan Bank,
                  6.80% due 11/21/16..........    1,164,211
    US$1,000,000 Federal Home Loan Mtg. Corp.,
                  5.13% due 1/15/12...........    1,022,703
                 Federal National Mtg. Assoc.:
   US$ 1,000,000   6.63% due 11/15/30.........    1,130,039
        US$9,897   6.50% due 3/1/17...........       10,385
      US$750,000   5.13% due 12/11/06.........      750,702
                 United States Treasury Bonds:
   US$ 1,500,000   8.00% due 11/15/21.........    2,013,867
   US$ 1,160,000   6.38% due 8/15/27..........    1,342,383
                 United States Treasury Notes:
   US$ 4,050,000   7.50% due 2/15/05..........    4,513,693
   US$ 3,040,000   5.88% due 11/15/04.........    3,262,063
   US$ 1,650,000   5.63% due 5/15/08..........    1,827,761
                                               ------------
                                                 19,204,173
                                               ------------
                 VENEZUELA - 1.20%
                 Republic of Venezuela:
      US$500,000   9.25% due 9/15/27..........      357,250
   US$ 1,309,500   2.88% due 12/18/07.........    1,073,790
                                               ------------
                                                  1,431,040
                                               ------------
                 TOTAL GOVERNMENT BONDS
                 (Cost $105,554,535)..........  110,057,333
                                               ------------
                 SUPRANATIONAL - 1.67%
(Euro) 2,000,000 European Investment Bank,
                 4.00% due 1/15/07
                 (Cost $1,751,086)............    1,991,467
                                               ------------
    NUMBER
   OF SHARES
-----------------
                 WARRANTS - 0.00%+
       2,000,000 United Mexican States /(3)/
                 (Cost $ 0)...................        1,950
                                               ------------

   PAR                                                       MARKET
  VALUE                                                      VALUE
----------------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 3.53%
           COLLECTIVE INVESTMENT POOL - 1.74%
$2,087,053 Securities Lending Quality Trust /(4)/........ $  2,087,053
                                                          ------------
           REPURCHASE AGREEMENT - 1.79%
 2,135,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.22%, dated
            11/29/02, to be repurchased 12/2/02 in
            the amount of $2,135,217 and
            collateralized by Federal National Mtg.
            Assn. Notes, bearing interest at 1.29%,
            due 1/02/03 and having an
            approximate value of $2,192,305..............    2,135,000
                                                          ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $4,222,053).............................    4,222,053
                                                          ------------
           TOTAL INVESTMENTS
           (Cost $113,463,149) - 99.10%..................  118,450,872
                                                          ------------
           Other assets and liabilities,
            net - 0.90%..................................    1,071,844
                                                          ------------
           NET ASSETS - 100%............................. $119,522,716
                                                          ------------
           +  Non-income producing
        /(1)/ The security or a portion thereof is out
              on loan (see Note 2).
        /(2)/ Security is a "step up" bond where the
              coupon rate increases or steps up at a
              predetermined date. Rate shown
              reflects the increased rate.
        /(3)/ Fair value security (see Note 2).
        /(4)/ The security is purchased with the cash
              collateral received from securities
              loaned.

FORWARD CURRENCY CONTRACTS

                               Settlement   Face       Market    Unrealized
           Long/Short             Date      Value      Value    Appreciation
           ----------          ---------- ---------- ---------- ------------
   1,220,713 USD/1,225,000 EUR  2/7/2003  $1,220,713 $1,213,019    $7,694

Currency Legend
---------------
DK Danish Krone
(Euro)Euro Dollar
NZ$New Zealand Dollar
(Yen)Japanese Yen
SK Swedish Krona
(Pounds)United Kingdom Pound
US$United States Dollar

--------------------------------------------------------------------------------

106
                                                              November 30, 2002
                        MONEY MARKET I FUND (Unaudited)


                                 ---------------------------
                                 Average Annual Total Return
                                 ---------------------------
                        ---------
                        6 Months 1 Year   5 Years  10 Years
                        ------------------------------------
                         0.63%   1.30%     4.23%    4.31%
                        ------------------------------------




                  [CHART]

           NYC 30 Day CD
            Rate Index     Money Market 1 Fund
           -------------   -------------------
11/30/92   $10,000.00             $10,000.00
12/92       10,023.00              10,023.66
12/93       10,282.36              10,293.13
12/94       10,648.94              10,683.45
12/95       11,175.38              11,275.88
12/96       11,682.08              11,840.35
12/97       12,240.79              12,453.79
12/98       12,816.10              13,095.72
12/99       13,387.18              13,717.15
12/00       14,033.14              14,538.90
12/01       14,440.71              15,073.99
11/30/02    14,629.00              15,250.22

For the six months ended November 30, 2002, the Money Market I Fund returned 0.63% compared to 0.67% for the NYC 30-day CD Rate Index.

The NYC 30-day CD Rate Index calculates the average 30-day rate for Certificates of Deposit issued by banks in New York City.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.

                                Top 10 Holdings
--------------------------------------------------------------------------------

                   1. Federal Home Loan Bank :
                       1.61% due 1/3/03................. 4.43%
                   2. State Street Bank Joint Repurchase
                       Agreement Account (see Note 6)... 4.29%
                   3. UBS Finance, Inc.:
                       1.36% due 12/2/02................ 3.54%
                   4. Federal National Mtg. Assn.:
                       1.70% due 12/11/02............... 3.54%
                   5. Student Loan Marketing Assn.:
                       2.25% due 1/3/03................. 2.66%
                   6. Federal Home Loan Bank:
                       1.26% due 12/2/02................ 2.66%
                   7. Compass Securitization, LLC:
                       1.32% due 12/3/02................ 2.66%
                   8. Sydney Capital, Inc., Yrs. 3 & 4:
                       1.55% due 12/6/02................ 2.66%
                   9. Govco, Inc., Yrs. 1 & 2:
                       1.30% due 12/11/02............... 2.66%
                  10. Federal National Mtg. Assn.
                       1.84% due 12/11/02............... 2.66%

MANAGEMENT OVERVIEW
A discussion with SunAmerica Asset Management Corp.

How did you manage the portfolio over the past semi-annual period?
Citing sub-par growth and heightened geopolitical tensions, Federal Reserve policy makers lowered the federal funds rate by 50 basis points in November. Our portfolio management team remained convinced that the initial signs of economic rebound, which began to emerge in the fourth quarter of 2001, would not prove sustainable. Given our doubts about a true economic recovery, we maintained a slightly longer duration than the Donaghue Average for the majority of the semiannual period. However, due to a rapidly deteriorating credit environment, the dominant theme for the portfolio was, and continues to be, preservation of capital. As a result of this defensive positioning, the Fund's return of 0.63% slightly underperformed the 0.67% return of its benchmark for the semiannual period.

What is your investment outlook for the coming year?
Moving forward. We will continue to remain extremely cautious with respect to the purchase and positioning of the Fund's assets. In addition, we will look to purchase only securities that offer the strongest credit qualities and superior relative value.

--------------------------------------------------------------------------------

                                                                            107
     MONEY MARKET I FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED November 30, 2002


    PAR                                                 MARKET
   VALUE                                                VALUE
---------------------------------------------------------------------
            COMMERCIAL PAPER - 92.89%
            FINANCIAL SERVICES - 48.60%
            Amstel Funding Corp., Yrs. 1 & 2:
$ 5,000,000   1.83% due 1/16/03..................... $  4,988,308
 15,000,000   1.72% due 2/3/03......................   14,954,133
            Atlantis One Funding Corp., Yrs. 1 & 2:
 10,000,000   1.85% due 1/10/03.....................    9,979,444
 10,000,000   1.38% due 12/2/02.....................    9,999,617
  6,970,000 Barton Capital Corp.:
              1.30% due 12/13/02....................    6,966,980
 15,000,000 Compass Securitization, LLC:
              1.32% due 12/3/02.....................   14,998,900
 15,000,000 CXC, Inc.:
              1.33% due 1/15/03.....................   14,975,063
            Edison Asset Securitization, LLC,
             Yrs. 1 & 2:
 10,000,000   1.81% due 1/10/03.....................    9,979,889
 15,000,000   1.33% due 1/24/03.....................   14,970,075
 15,000,000 Giro Funding United States Corp.,
             Yrs. 1 & 2:
              1.32% due 1/8/03......................   14,979,100
            Govco, Inc., Yrs. 1 & 2:
 10,000,000   1.31% due 12/20/02....................    9,993,086
 15,000,000   1.30% due 12/11/02....................   14,994,583
            Greyhawk Funding, Corp., Yrs. 1 & 2:
  5,000,000   1.82% due 12/3/02.....................    4,999,494
 10,000,000   1.81% due 1/14/03.....................    9,977,878
 10,000,000   1.58% due 12/9/02.....................    9,996,489
 10,000,000 Kittyhawk Funding Corp., Yrs. 3 & 4:
              1.35% due 1/24/03.....................    9,979,750
  7,480,000 Old Line Funding Corp:
              1.32% due 12/9/02.....................    7,477,806
 15,000,000 Sheffield Receivables Corp., Yrs. 3 & 4:
              1.35% due 1/17/03.....................   14,973,563
 10,000,000 Sigma Finance, Inc.:
              1.84% due 1/25/03.....................   10,000,000
            Sydney Capital, Inc., Yrs. 3 & 4:
 10,000,000   1.69% due 12/3/02.....................    9,999,061
 15,000,000   1.55% due 12/6/02.....................   14,996,771
 20,000,000 UBS Finance, Inc.:
              1.36% due 12/2/02.....................   19,999,244
            Windmill Funding Corp.:
 10,000,000   1.76% due 12/11/02....................    9,995,111
 10,000,000   1.31% due 12/2/02.....................    9,999,636
                                                     ------------
                                                      274,173,981
                                                     ------------

    PAR                                      MARKET
   VALUE                                     VALUE
----------------------------------------------------------
            GOVERNMENT SPONSORED - 40.76%
            Federal Home Loan Bank:
$10,000,000   2.07% due 10/10/03......... $ 10,000,000
 10,000,000   2.01% due 11/17/03.........   10,000,000
 10,000,000   2.00% due 2/6/03...........   10,000,000
 10,000,000   2.00% due 10/20/03.........   10,000,000
 10,000,000   1.93% due 10/8/03..........   10,000,000
  5,000,000   1.75% due 12/1/03..........    5,000,000
 25,000,000   1.61% due 1/3/03...........   25,000,166
  5,000,000   1.50% due 12/16/03.........    5,000,000
 15,000,000   1.26% due 12/2/02..........   15,000,000
            Federal Home Loan Mtg. Corp.:
 10,000,000   4.75% due 3/15/03..........   10,082,164
 10,000,000   1.24% due 12/10/02.........    9,996,900
 10,000,000   1.24% due 12/17/02.........    9,994,489
            Federal National Mtg. Assn.
             Discount Notes:
  5,000,000   2.17% due 2/7/03...........    4,979,506
 10,000,000   2.04% due 12/6/02..........    9,997,167
 15,000,000   1.84% due 12/11/02.........   14,992,354
 20,000,000   1.70% due 12/11/02.........   19,990,556
 10,000,000   1.70% due 12/20/02.........    9,991,028
 10,000,000   1.25% due 2/12/03..........    9,974,653
 15,000,000   1.24% due 2/5/03...........   14,965,900
 15,000,000 Student Loan Marketing Assn.:
              2.25% due 1/3/03...........   15,000,906
                                          ------------
                                           229,965,789
                                          ------------

    PAR                                           MARKET
   VALUE                                          VALUE
---------------------------------------------------------------
            U.S. TREASURY BILLS - 3.53%
            United States Treasury Bills:
$ 5,000,000   1.22% due 5/8/03................ $  4,973,228
 15,000,000   1.21% due 3/13/03...............   14,948,787
                                               ------------
                                                 19,922,015
                                               ------------
            TOTAL COMMERCIAL PAPER
            (Cost $524,061,785)...............  524,061,785
                                               ------------
            REPURCHASE AGREEMENT - 4.29%
 24,191,000 State Street Bank Joint Repurchase
             Agreement Account (see Note 6)
             (Cost $24,191,000)...............   24,191,000
                                               ------------
            TOTAL INVESTMENTS
            (Cost $548,252,785) - 97.18%......  548,252,785
                                               ------------
            Other assets and liabilities,
             net - 2.82%......................   15,908,997
                                               ------------
            NET ASSETS - 100%................. $564,161,782
                                               ------------

--------------------------------------------------------------------------------

108
                                                              November 30, 2002
                            VALUE FUND (Unaudited)


                                 -----------------------
                                 Cumulative Total Return
                                 -----------------------
                        ---------
                        6 Months     Since Inception*
                        --------------------------------
                        (13.23%)         (15.73%)
                        --------------------------------

* Inception date of Fund: December 31, 2001



                                    [CHART]
                 Growth of $10,000 Investment

                Value Fund         S&P 500(R) Index
             ----------------     ------------------
12/31/01       $10,000.00             $10,000.00
  1/2002         9,790.00               9,854.10
  2/2002         9,747.85               9,664.11
  3/2002        10,198.21              10,027.58
  4/2002         9,647.77               9,419.61
  5/2002         9,711.29               9,350.19
  6/2002         9,009.75               8,684.08
  7/2002         8,278.15               8,007.15
  8/2002         8,356.19               8,059.76
  9/2002         7,370.74               7,183.83
 10/2002         7,923.80               7,816.15
11/30/02         8,427.00               8,276.21


For the six months ended November 30, 2002, the Value Fund returned -13.23% compared to -11.49% for the S&P 500(R) Index.

The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Past performance is not predictive of future performance.
The Fund's returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees or surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                 1. Citigroup, Inc....................... 4.35%
                 2. Exxon Mobil Corp..................... 3.54%
                 3. Pfizer, Inc.......................... 2.67%
                 4. Merck & Co., Inc..................... 2.51%
                 5. Hewlett-Packard Co................... 2.15%
                 6. General Electric Co.................. 2.09%
                 7. Royal Dutch Petroleum Co............. 2.06%
                 8. Bank of America Corp................. 2.05%
                 9. Phillip Morris Cos., Inc............. 2.04%
                10. International Business Machines Corp. 1.93%

MANAGEMENT OVERVIEW
A discussion with Putnam Investment Management, LLC

How did you manage the portfolio over the past semi-annual period?
The Fund remains broadly diversified. We underperformed the broad-market S&P 500(R) Index, however, the Fund is managed relative to a style index, which is more representative of its content. We modestly outperformed the S&P 500(R)/Barra Value Index, helped by stronger relative stock selection in technology, health care and consumer cyclicals. Computer manufacturers were among our top contributors in the technology sector: shares in IBM rose on increased sales, while Hewlett-Packard rose on increased profits from cost savings. In health care, the portfolio's holding Merck helped performance; after a successful suit over the patent on its leading osteoporosis drug, shares were higher. In consumer cyclicals, our underweight in auto manufacturers was beneficial, since shares declined with the fall-off in sales after consumer incentives lapsed. In contrast to stock selection, sector allocations restrained results, most notably from our overweights in the health-care and consumer staples sectors that trailed the index as a whole.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
We recently took advantage of short-term price weakness and added to our position in General Electric.

In communications services, we recently trimmed SBC due to our concerns about the rising cancellation rate of its fixed-line telephone service.

We felt that it was prudent to trim back on our position in IBM following strength in its share price. Although the company did have an increase in sales that helped the stock in recent months, we have concerns about the outlook going forward.

What is your outlook for the coming year?
We believe there is a good chance that the upswing that began in mid-October will prove more durable than the one of late July and August. While the two rallies began at similar starting points--excessively pessimistic investor sentiment and overselling--there are currently better fundamentals with the potential to keep the rally going. Bond yields were falling last summer, a sign of investors' heightened risk aversion and expectations of a weakening economy. By contrast, in the current rally, bond yields have been rising. Credit markets are in better shape now, with spreads versus Treasuries tightening; last summer, spreads had widened significantly. And reports on economic data have more often been better than expected, whereas the news was more disappointing last summer.

More reasons for optimism include the Federal Reserve's recent 50-basis-point rate cut, which turned the fed funds rate negative in real terms (historically a key marker for significant economic stimulus from monetary easing) and the mid-term elections, which increased the likelihood of fiscal stimulus in the form of tax cuts and greater government spending. In the short term however, profit-taking may dampen market performance, and we expect market volatility to remain high.

--------------------------------------------------------------------------------

                                                                            109
               VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2002


 NUMBER                                     MARKET
OF SHARES                                   VALUE
---------------------------------------------------
            COMMON STOCK - 95.91%
            AEROSPACE/DEFENSE - 2.46%
    2,302   Boeing Co..................... $ 78,268
      422   Goodrich Corp.................    7,765
    1,255   Honeywell International, Inc..   32,467
      656   Lockheed Martin Corp..........   34,243
      130   Northrop Grumman Corp.........   12,598
      975   Rockwell Collins, Inc.........   20,865
    1,006   United Technologies Corp......   62,845
                                           --------
                                            249,051
                                           --------
            AIRLINES - 0.12%
      732   Southwest Airlines Co.........   12,151
                                           --------
            APPAREL & PRODUCTS - 0.61%
      346 + Jones Apparel Group, Inc......   12,733
    2,189   Limited, Inc..................   37,235
       52   Nike, Inc., Class B...........    2,328
      249   VF Corp.......................    9,427
                                           --------
                                             61,723
                                           --------
            APPLIANCES/FURNISHINGS - 0.04%
       77   Whirlpool Corp................    4,141
                                           --------
            AUTOMOTIVE - 0.79%
      100 + AutoZone, Inc.................    8,170
    3,158   Ford Motor Co.................   35,938
      385   General Motors Corp...........   15,285
      370 + Lear Corp.....................   13,575
      131   TRW, Inc......................    6,771
                                           --------
                                             79,739
                                           --------
            BANKS - 9.96%
      181   AmSouth Bancorp...............    3,452
    2,965   Bank of America Corp..........  207,787
    3,492   Bank of New York Co., Inc.....  105,982
    1,311   Bank One Corp.................   51,771
      598   BB&T Corp.....................   22,718
    1,440   Comerica, Inc.................   68,155
      408   Fifth Third Bancorp...........   22,848
      432   First Tennessee National Corp.   15,932
    1,753   FleetBoston Financial Corp....   47,559
      235   M&T Bank Corp.................   18,960
      475   Mellon Financial Corp.........   14,274
    1,007   National City Corp............   27,995

 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
            BANKS - Continued
      229   PNC Financial Services Group... $    9,664
      699 + Providian Financial Corp.......      4,250
    1,138   Synovus Financial Corp.........     23,704
    8,509   U.S. Bancorp...................    186,347
      884   Wachovia Corp..................     31,073
    2,930   Wells Fargo & Co...............    135,395
      242   Zions Bancorp..................      9,958
                                            ----------
                                             1,007,824
                                            ----------
            BEVERAGES - 2.69%
    1,816   Anheuser-Busch Cos., Inc.......     89,202
    3,149   Coca-Cola Bottling Co..........    143,720
    1,372   Coca-Cola Enterprises, Inc.....     29,210
      177   Pepsi Bottling Group, Inc......      5,084
      121   PepsiCo, Inc...................      5,140
                                            ----------
                                               272,356
                                            ----------
            BROADCASTING - 1.29%
    1,511 + Comcast Corp., Class A.........     35,418
      623 + Comcast Corp., Special Class A.     14,204
    7,695 + Liberty Media Corp., Series A..     81,259
                                            ----------
                                               130,881
                                            ----------
            BUILDING MATERIALS - 0.11%
      234   Lowe's Cos., Inc...............      9,711
       41   Vulcan Materials Co............      1,547
                                            ----------
                                                11,258
                                            ----------
            CHEMICAL - 2.08%
    2,188   Dow Chemical Co................     69,797
    1,964   E.I. du Pont de Nemours and Co.     87,634
      589   Eastman Chemical Co............     23,048
      303 + Hercules, Inc..................      2,854
      537   PPG Industries, Inc............     26,893
                                            ----------
                                               210,226
                                            ----------
            COAL - 0.08%
      238   Arch Coal, Inc.................      4,762
      104   Peabody Energy Corp............      2,834
                                            ----------
                                                 7,596
                                            ----------

 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
            COMMERCIAL SERVICES - 0.03%
       17 + Cendant Corp................... $      214
      195 + Owens-Illinois, Inc............      3,061
                                            ----------
                                                 3,275
                                            ----------
            CONGLOMERATES - 4.10%
      340   3M Co..........................     44,149
    7,812   General Electric Co............    211,705
       37   Loews Corp.....................      1,498
       81   Textron, Inc...................      3,491
    8,633   Tyco International, Ltd........    154,013
                                            ----------
                                               414,856
                                            ----------
            DRUGS - 10.41%
    2,791   Abbott Laboratories............    122,190
    3,104   Bristol-Myers Squibb Co........     82,256
    1,300   Eli Lilly & Co.................     88,790
    1,053 + King Pharmaceuticals, Inc......     19,986
    4,274   Merck & Co., Inc...............    253,918
    8,576   Pfizer, Inc....................    270,487
    1,678   Pharmacia Corp.................     70,980
    3,570   Schering-Plough Corp...........     80,896
    1,663   Wyeth..........................     63,909
                                            ----------
                                             1,053,412
                                            ----------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 1.51%
      383 + Agilent Technologies, Inc......      7,434
      993   Emerson Electric Co............     51,785
      428 + Flextronics International, Ltd.      4,712
      563   Parker Hannifin Corp...........     26,286
      204   Pitney Bowes, Inc..............      7,201
    9,954 + Solectron Corp.................     45,988
    1,093 + Xerox Corp.....................      9,531
                                            ----------
                                               152,937
                                            ----------
            FINANCE COMPANIES - 1.02%
    4,848   MBNA Corp......................    103,456
                                            ----------
            FINANCIAL SERVICES - 11.46%
      140   American Express Co............      5,450
      705   Capital One Financial Corp.....     23,829
    1,354 + CIT Group, Inc.................     29,585

--------------------------------------------------------------------------------

110
                                                              November 30, 2002
         VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            FINANCE SERVICES - Continued
   11,336   Citigroup, Inc.......................... $  440,744
    3,067   Fannie Mae..............................    193,374
    2,105   Freddie Mac.............................    121,332
      300   H & R Block, Inc........................     11,499
    2,494   Household International, Inc............     71,578
    5,250   JP Morgan Chase & Co....................    132,143
    1,585   Merrill Lynch & Co., Inc................     68,948
    1,356   Morgan Stanley..........................     61,345
                                                     ----------
                                                      1,159,827
                                                     ----------
            FOODS - 2.21%
    1,196   Archer-Daniels-Midland Co...............     15,943
      586   Campbell Soup Co........................     14,152
      840   ConAgra Foods, Inc......................     20,471
      699   H J Heinz Co............................     24,339
      202   Hershey Foods Corp......................     13,007
    1,122   Kellogg Co..............................     37,441
      883   Kraft Foods, Inc., Class A..............     33,165
    2,353   Sara Lee Corp...........................     54,896
      180   Unilever NV.............................     10,467
                                                     ----------
                                                        223,881
                                                     ----------
            HEALTHCARE - 0.57%
      208 + Caremark Rx, Inc........................      3,673
      581 + HEALTHSOUTH Corp........................      2,365
      460   UnitedHealth Group, Inc.................     37,467
      216 + Wellpoint Health Networks, Inc., Class A     14,219
                                                     ----------
                                                         57,724
                                                     ----------
            HOSPITAL MANAGEMENT - 0.35%
      881   HCA, Inc................................     35,399
                                                     ----------
            HOSPITAL SUPPLIES - 0.45%
      215   Becton, Dickinson and Co................      6,379
      647   Cardinal Health, Inc....................     39,816
                                                     ----------
                                                         46,195
                                                     ----------
            HOUSEHOLD PRODUCTS - 3.10%
      184   Avon Products, Inc......................      9,448
      687   Colgate-Palmolive Co....................     35,305
    1,041   Fortune Brands, Inc.....................     50,770
    1,298   Gillette Co.............................     39,355
    1,170   Kimberly-Clark Corp.....................     58,874
      677   Newell Rubbermaid, Inc..................     21,475
    1,173   Procter & Gamble Co.....................     98,532
                                                     ----------
                                                        313,759
                                                     ----------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
---------------------------------------------------------------
            INFORMATION PROCESSING -
            HARDWARE - 4.44%
        6 + Dell Computer Corp........................ $    172
   11,184   Hewlett-Packard Co........................  217,864
    2,239   International Business Machines Corp......  195,017
    8,314 + Sun Microsystems, Inc.....................   35,675
                                                       --------
                                                        448,728
                                                       --------
            INFORMATION PROCESSING -
            SERVICES - 0.28%
      225 + Computer Sciences Corp....................    7,851
      330   Electronic Data Systems Corp..............    6,118
      245 + EMC Corp..................................    1,776
      353 + NCR Corp..................................    9,743
      135 + SunGard Data Systems, Inc.................    3,155
                                                       --------
                                                         28,643
                                                       --------
            INFORMATION PROCESSING -
            SOFTWARE - 1.44%
    1,927 + BMC Software, Inc.........................   34,493
    6,874   Computer Associates International, Inc....  103,866
      453 + Compuware Corp............................    2,474
      101 + Symantec Corp.............................    4,417
                                                       --------
                                                        145,250
                                                       --------
            INSURANCE - 2.76%
    1,653   Ace, Ltd..................................   56,367
       13 + Berkshire Hathaway, Inc., Class B.........   31,343
      659   CIGNA Corp................................   28,686
       36   Hartford Financial Services Group, Inc....    1,766
      102   Jefferson-Pilot Corp......................    3,891
       54   John Hancock Financial Services, Inc......    1,651
      226   MBIA, Inc.................................   10,278
      618   MetLife, Inc..............................   16,587
      504   MGIC Investment Corp......................   23,522
      200   Radian Group, Inc.........................    8,180
      218   Torchmark Corp............................    8,097
    1,526 + Travelers Property Casualty Corp., Class A   24,340
    1,006 + Travelers Property Casualty Corp., Class B   16,096
      670   UnumProvident Corp........................   11,424
      443   Xl Capital, Ltd., Class A.................   36,654
                                                       --------
                                                        278,882
                                                       --------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
---------------------------------------------------------------
            LEISURE AND TOURISM - 1.04%
        1   Carnival Corp., Class A................... $     28
      282   Darden Restaurants, Inc...................    6,100
      459 + Harrah's Entertainment, Inc...............   18,360
      629   Marriott International, Inc., Class A.....   22,487
    1,488   Mattel, Inc...............................   30,682
      456 + MGM Mirage, Inc...........................   15,435
      570   Royal Caribbean Cruises, Ltd..............   12,358
        5   Starwood Hotels & Resorts Worldwide, Inc.,
             Class B..................................      127
                                                       --------
                                                        105,577
                                                       --------
            MACHINERY - 0.82%
      384   Dover Corp................................   11,981
      194   Illinois Tool Works, Inc..................   13,190
    1,134   Ingersoll-Rand Co., Class A...............   52,391
      239   Rockwell Automation, Inc..................    5,031
                                                       --------
                                                         82,593
                                                       --------
            MEDICAL TECHNOLOGY - 0.17%
      309 + Quest Diagnostics, Inc....................   17,239
                                                       --------
            METALS - 0.44%
    1,185   Alcoa, Inc................................   30,277
      401   Barrick Gold Corp.........................    5,883
      309 + Freeport-McMoRan Copper & Gold, Inc.,
             Class B..................................    4,789
      112 + Phelps Dodge Corp.........................    3,519
                                                       --------
                                                         44,468
                                                       --------
            MISCELLANEOUS - 0.53%
      990   Eastman Kodak Co..........................   36,551
    5,119 + Service Corp. International...............   16,995
                                                       --------
                                                         53,546
                                                       --------
            MULTIMEDIA - 1.08%
      228   McGraw-Hill Cos., Inc.....................   13,518
    4,847   Walt Disney Co............................   96,068
                                                       --------
                                                        109,586
                                                       --------
            OIL AND GAS - 9.29%
      175 + BJ Services Co............................    5,854
      704   Burlington Resources, Inc.................   29,652
    1,297   ChevronTexaco Corp........................   86,938

--------------------------------------------------------------------------------

                                                                            111
         VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
November 30, 2002


 NUMBER                                            MARKET
OF SHARES                                          VALUE
----------------------------------------------------------
            OIL AND GAS - Continued
      377   ConocoPhillips....................... $ 18,024
      266   Devon Energy Corp....................   12,180
    1,926   Dynegy, Inc., Class A................    2,253
    2,578   El Paso Corp.........................   21,965
   10,309   Exxon Mobil Corp.....................  358,753
    3,355   Halliburton Co.......................   70,455
      878   Marathon Oil Corp....................   17,560
      206 + Noble Corp...........................    6,994
      250   Occidental Petroleum Corp............    6,963
    4,778   Royal Dutch Petroleum Co.............  208,082
      841   Schlumberger, Ltd....................   37,214
      565 + Transocean, Inc......................   13,729
    1,467   Unocal Corp..........................   43,497
                                                  --------
                                                   940,113
                                                  --------
            PAPER/FOREST PRODUCTS - 1.37%
      395   Avery Dennison Corp..................   25,454
      142   Boise Cascade Corp...................    3,845
    1,649   Georgia-Pacific Corp.................   34,184
      136 + Sealed Air Corp......................    5,142
      807 + Smurfit-Stone Container Corp.........   11,766
    1,117   Weyerhaeuser Co......................   58,754
                                                  --------
                                                   139,145
                                                  --------
            POLLUTION CONTROL - 0.65%
      395 + Republic Services, Inc., Class A.....    8,493
    2,294   Waste Management, Inc................   57,166
                                                  --------
                                                    65,659
                                                  --------
            RAILROADS & EQUIPMENT - 0.91%
    1,310   Burlington Northern Santa Fe Corp....   33,183
      117   CSX Corp.............................    3,235
      807   Norfolk Southern Corp................   15,922
      688   Union Pacific Corp...................   39,835
                                                  --------
                                                    92,175
                                                  --------
            REAL ESTATE INVESTMENT TRUSTS - 0.47%
      152   Boston Properties, Inc...............    5,635
    1,640   Equity Office Properties Trust.......   42,164
                                                  --------
                                                    47,799
                                                  --------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
-------------------------------------------------------------
            RETAIL - 2.73%
    1,027   Albertson's, Inc........................ $ 23,970
      129 + Express Scripts, Inc., Class A..........    6,527
      831 + Federated Department Stores, Inc........   27,157
    3,198   JC Penney Co., Inc......................   75,889
    1,230 + Kroger Co...............................   19,348
    1,468 + Office Depot, Inc.......................   25,998
      693 + RadioShack Corp.........................   16,459
    5,727 + Rite Aid Corp...........................   13,401
      947 + Safeway, Inc............................   22,520
      356 + Staples, Inc............................    6,871
       97   SUPERVALU, Inc..........................    1,744
      343   Sysco Corp..............................   10,091
    1,342   TJX Cos., Inc...........................   26,263
                                                     --------
                                                      276,238
                                                     --------
            SAVINGS & LOAN - 0.94%
      771   Sovereign Bancorp, Inc..................   10,655
    2,345   Washington Mutual, Inc..................   84,373
                                                     --------
                                                       95,028
                                                     --------
            SECURITIES RELATED - 0.16%
      209   Goldman Sachs Group, Inc................   16,484
                                                     --------
            SEMICONDUCTORS - 0.17%
       43 + Conexant Systems, Inc...................       98
    2,087 + LSI Logic Corp..........................   17,301
                                                     --------
                                                       17,399
                                                     --------
            TELECOMMUNICATIONS - 3.29%
      663 + Amdocs, Ltd.............................    7,625
    1,330   AT&T Corp...............................   37,293
    4,046 + AT&T Wireless Services, Inc.............   30,547
    3,553   BellSouth Corp..........................   98,773
      142   CenturyTel, Inc.........................    4,385
    3,332   Motorola, Inc...........................   37,918
      940 + Qwest Communications International, Inc.    4,550
    2,676   Verizon Communications, Inc.............  112,071
                                                     --------
                                                      333,162
                                                     --------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
------------------------------------------------------------
            TOBACCO - 2.11%
    5,480   Philip Morris Cos., Inc.............. $  206,705
      181   R.J. Reynolds Tobacco Holdings, Inc..      6,987
                                                  ----------
                                                     213,692
                                                  ----------
            UTILITIES - COMMUNICATION - 1.87%
    5,189   SBC Communications, Inc..............    147,887
    2,807   Sprint Corp..........................     40,926
                                                  ----------
                                                     188,813
                                                  ----------
            UTILITIES - ELECTRIC - 3.40%
      286   American Electric Power Co., Inc.....      8,128
    2,869   Centerpoint Energy, Inc..............     21,948
      259   Dominion Resources, Inc..............     13,196
      698   Duke Energy Corp.....................     13,779
    3,705 + Edison International, Inc............     41,088
      956   Entergy Corp.........................     41,806
      907   Exelon Corp..........................     45,522
      798   FirstEnergy Corp.....................     25,281
      321   FPL Group, Inc.......................     18,875
    1,193   NiSource, Inc........................     23,252
    2,479 + PG&E Corp............................     34,235
        1   PPL Corp.............................         33
      945   Progress Energy, Inc.................     39,690
      934 + Reliant Resources, Inc...............      2,195
      958   TXU Corp.............................     14,772
                                                  ----------
                                                     343,800
                                                  ----------
            UTILITIES - GAS, DISTRIBUTION - 0.11%
      461   Sempra Energy........................     10,681
                                                  ----------
            TOTAL COMMON STOCK
            (Cost $10,985,706)...................  9,706,367
                                                  ----------

--------------------------------------------------------------------------------

112
                                                              November 30, 2002
         VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                   MARKET
OF SHARES                                 VALUE
-------------------------------------------------
          PREFERRED STOCK - 0.43%
          AUTOMOTIVE - 0.29%
      448 Ford Motor Co. Capital Trust II
            6.50%........................ $20,160
      412 General Motors Corp.
            5.25%........................   9,744
                                          -------
                                           29,904
                                          -------
          CHEMICAL - 0.00%
        3 Hercules Trust II
            6.50%........................     136
                                          -------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 0.14%
      236 Xerox Corp.
            7.50%........................  14,012
                                          -------
          TOTAL PREFERRED STOCK
          (Cost $49,502).................  44,052
                                          -------
   PAR
  VALUE
----------
          CORPORATE BONDS - 0.23%
          BANKS - 0.01%
  $ 2,000 Providian Financial Corp.:
            3.25% due 8/15/05............   1,383
                                          -------
          DRUGS - 0.04%
   10,000 Elan Finance Corp, Ltd.:
            zero coupon due 12/14/18.....   4,000
                                          -------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 0.03%
    5,000 Xerox Corp.:
            0.57% due 4/21/18............   3,075
                                          -------

  PAR                                                 MARKET
 VALUE                                                VALUE
---------------------------------------------------------------
         METALS - 0.07%
$  5,000 Freeport-McMoRan Copper & Gold, Inc.:
           8.25% due 1/31/06....................... $     6,725
                                                    -----------
         MISCELLANEOUS - 0.08%
  10,000 Service Corp. International:
           6.75% due 6/22/08.......................       7,762
                                                    -----------
         TOTAL CORPORATE BONDS
         (Cost $22,816)............................      22,945
                                                    -----------
         SHORT-TERM INVESTMENTS - 3.32%
         REPURCHASE AGREEMENT - 3.32%
 336,000 Agreement with State Street Bank & Trust
          Co., bearing interest at 1.22%, dated
          11/29/02, to be repurchased 12/2/02 in
          the amount of $336,034 and collateralized
          by Federal Home Loan Bank Disc. Notes,
          bearing interest at 1.25%, due 1/24/03
          and having an approximate value of
          $344,310 (Cost $336,000).................     336,000
                                                    -----------
         TOTAL INVESTMENTS
         (Cost $11,394,024) - 99.89%...............  10,109,364
                                                    -----------
         Other assets and liabilities,
           net - 0.11%.............................      11,220
                                                    -----------
         NET ASSETS - 100%......................... $10,120,584
                                                    -----------
         + Non-income producing

--------------------------------------------------------------------------------

                                                                            113
               STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2002


                                                                                                  STOCK          MID CAP
                                                                                                  INDEX           INDEX
                                                                                                  FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $3,550,234,509  $1,129,862,073
Repurchase agreements (cost equals market)..................................................      9,642,000      10,411,000
Cash........................................................................................     (1,059,594)       (741,620)
Foreign cash+...............................................................................              -               -
Receivable for:
   Investments sold.........................................................................              -               -
   Foreign currency contracts...............................................................              -               -
   Capital shares sold......................................................................      1,876,093         840,763
   Dividends and interest...................................................................      5,952,183       1,031,825
   Expense reimbursements...................................................................              -               -
   Futures variation margin.................................................................        970,400         685,000
   Collateral for securities loaned.........................................................              -               -
Other assets................................................................................        104,013          19,497
                                                                                             --------------  --------------
TOTAL ASSETS................................................................................  3,567,719,604   1,142,108,538
                                                                                             --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................        177,372               -
   Foreign currency contracts...............................................................              -               -
   Options written..........................................................................              -               -
   Capital shares reacquired................................................................      1,318,343         195,244
   Custodian fee............................................................................        156,241          50,445
   Futures variation margin.................................................................              -               -
   Collateral upon return of securities loaned..............................................     77,885,534     149,650,355
Payable to affiliates:
   Advisory fees............................................................................        731,731         236,582
   Accounting services......................................................................        193,378          54,736
   Transfer agency fees.....................................................................          3,492           2,493
Directors fees..............................................................................        479,734          89,770
Accrued expenses and other liabilities......................................................        284,279          74,005
                                                                                             --------------  --------------
TOTAL LIABILITIES...........................................................................     81,230,104     150,353,630
                                                                                             --------------  --------------
NET ASSETS.................................................................................. $3,486,489,500  $  991,754,908
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $    1,320,032  $      648,830
Additional paid-in capital..................................................................  2,796,196,494   1,090,227,458
Undistributed net investment income (loss)..................................................        255,274         182,418
Accumulated net realized gain (loss) on securities and foreign currency related transactions     83,323,309      36,517,418
Unrealized appreciation (depreciation) on:
   Investments..............................................................................    604,332,863    (137,786,465)
   Futures contracts........................................................................      1,061,528       1,965,249
   Options written..........................................................................              -               -
   Forward currency contracts...............................................................              -               -
   Foreign currency translations............................................................              -               -
                                                                                             --------------  --------------
   NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................................. $3,486,489,500  $  991,754,908
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000   1,000,000,000
   Outstanding..............................................................................    132,003,162      64,883,022
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $        26.41  $        15.29
                                                                                             --------------  --------------
--------
* Identified cost of investment securities.................................................. $2,945,901,646  $1,267,648,538
                                                                                             --------------  --------------
+ Identified cost of foreign cash........................................................... $            -  $            -
                                                                                             --------------  --------------
# Including securities on loan of........................................................... $   74,052,175  $  143,296,013
                                                                                             --------------  --------------

                                                                                                SMALL CAP
                                                                                                  INDEX       NASDAQ-100(R)
                                                                                                  FUND         INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $  258,426,286  $   33,086,159
Repurchase agreements (cost equals market)..................................................      5,000,000       2,245,000
Cash........................................................................................       (476,930)            918
Foreign cash+...............................................................................              -               -
Receivable for:
   Investments sold.........................................................................        586,580               -
   Foreign currency contracts...............................................................              -               -
   Capital shares sold......................................................................              -         142,888
   Dividends and interest...................................................................        169,300           2,875
   Expense reimbursements...................................................................              -               -
   Futures variation margin.................................................................        342,725               -
   Collateral for securities loaned.........................................................              -               -
Other assets................................................................................          9,271          10,176
                                                                                             --------------  --------------
TOTAL ASSETS................................................................................    264,057,232      35,488,016
                                                                                             --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................              -               -
   Foreign currency contracts...............................................................              -               -
   Options written..........................................................................              -               -
   Capital shares reacquired................................................................        299,764         316,753
   Custodian fee............................................................................         17,004          16,330
   Futures variation margin.................................................................              -          16,180
   Collateral upon return of securities loaned..............................................     40,397,815       2,209,102
Payable to affiliates:
   Advisory fees............................................................................         60,475           9,931
   Accounting services......................................................................         12,095           1,738
   Transfer agency fees.....................................................................          1,708           1,301
Directors fees..............................................................................          6,275             902
Accrued expenses and other liabilities......................................................         24,568          18,406
                                                                                             --------------  --------------
TOTAL LIABILITIES...........................................................................     40,819,704       2,590,643
                                                                                             --------------  --------------
NET ASSETS.................................................................................. $  223,237,528  $   32,897,373
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $      223,684  $      104,966
Additional paid-in capital..................................................................    280,680,585      51,263,210
Undistributed net investment income (loss)..................................................         11,518         (65,467)
Accumulated net realized gain (loss) on securities and foreign currency related transactions    (11,278,257)     (5,650,176)
Unrealized appreciation (depreciation) on:
   Investments..............................................................................    (47,869,983)    (13,213,710)
   Futures contracts........................................................................      1,469,981         458,550
   Options written..........................................................................              -               -
   Forward currency contracts...............................................................              -               -
   Foreign currency translations............................................................              -               -
                                                                                             --------------  --------------
   NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................................. $  223,237,528  $   32,897,373
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000   1,000,000,000
   Outstanding..............................................................................     22,368,439      10,496,582
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $         9.98  $         3.13
                                                                                             --------------  --------------
--------
* Identified cost of investment securities.................................................. $  306,296,269  $   46,299,869
                                                                                             --------------  --------------
+ Identified cost of foreign cash........................................................... $            -  $            -
                                                                                             --------------  --------------
# Including securities on loan of........................................................... $   37,649,143  $    2,074,340
                                                                                             --------------  --------------

                                                                                                              INTERNATIONAL
                                                                                                SMALL CAP       EQUITIES
                                                                                                  FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $  615,607,212  $   78,863,362
Repurchase agreements (cost equals market)..................................................              -       7,058,000
Cash........................................................................................            368             372
Foreign cash+...............................................................................              -         461,231
Receivable for:
   Investments sold.........................................................................      1,316,241               -
   Foreign currency contracts...............................................................              -               -
   Capital shares sold......................................................................        198,468          20,645
   Dividends and interest...................................................................        165,375         302,693
   Expense reimbursements...................................................................         60,610               -
   Futures variation margin.................................................................              -               -
   Collateral for securities loaned.........................................................              -               -
Other assets................................................................................          9,323           4,256
                                                                                             --------------  --------------
TOTAL ASSETS................................................................................    617,357,597      86,710,559
                                                                                             --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................      1,749,125               -
   Foreign currency contracts...............................................................              -               -
   Options written..........................................................................              -               -
   Capital shares reacquired................................................................         60,880       4,378,929
   Custodian fee............................................................................         64,433          64,879
   Futures variation margin.................................................................              -          31,358
   Collateral upon return of securities loaned..............................................     89,874,453          10,434
Payable to affiliates:
   Advisory fees............................................................................        371,736          23,705
   Accounting services......................................................................         28,913           4,741
   Transfer agency fees.....................................................................            303           2,321
Directors fees..............................................................................         15,000          14,480
Accrued expenses and other liabilities......................................................         27,153           7,268
                                                                                             --------------  --------------
TOTAL LIABILITIES...........................................................................     92,191,996       4,538,115
                                                                                             --------------  --------------
NET ASSETS.................................................................................. $  525,165,601  $   82,172,444
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $      709,571  $      149,839
Additional paid-in capital..................................................................    726,042,618     115,673,698
Undistributed net investment income (loss)..................................................       (578,301)         76,634
Accumulated net realized gain (loss) on securities and foreign currency related transactions   (164,145,659)    (12,464,688)
Unrealized appreciation (depreciation) on:
   Investments..............................................................................    (36,862,628)    (21,426,547)
   Futures contracts........................................................................              -         141,520
   Options written..........................................................................              -               -
   Forward currency contracts...............................................................              -               -
   Foreign currency translations............................................................              -          21,988
                                                                                             --------------  --------------
   NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................................. $  525,165,601  $   82,172,444
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000   1,000,000,000
   Outstanding..............................................................................     70,957,072      14,983,872
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $         7.40  $         5.48
                                                                                             --------------  --------------
--------
* Identified cost of investment securities.................................................. $  652,469,840  $  100,289,909
                                                                                             --------------  --------------
+ Identified cost of foreign cash........................................................... $            -  $      429,013
                                                                                             --------------  --------------
# Including securities on loan of........................................................... $   85,912,425  $        9,379
                                                                                             --------------  --------------

                                                                                              INTERNATIONAL
                                                                                                GROWTH I
                                                                                                  FUND
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $  383,979,076
Repurchase agreements (cost equals market)..................................................      3,633,000
Cash........................................................................................       (155,190)
Foreign cash+...............................................................................     (1,163,321)
Receivable for:
   Investments sold.........................................................................     13,772,022
   Foreign currency contracts...............................................................              -
   Capital shares sold......................................................................         56,658
   Dividends and interest...................................................................        666,617
   Expense reimbursements...................................................................        102,556
   Futures variation margin.................................................................              -
   Collateral for securities loaned.........................................................              -
Other assets................................................................................          2,711
                                                                                             --------------
TOTAL ASSETS................................................................................    400,894,129
                                                                                             --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................     10,690,786
   Foreign currency contracts...............................................................              -
   Options written..........................................................................              -
   Capital shares reacquired................................................................        980,592
   Custodian fee............................................................................        189,987
   Futures variation margin.................................................................              -
   Collateral upon return of securities loaned..............................................     37,490,233
Payable to affiliates:
   Advisory fees............................................................................        284,471
   Accounting services......................................................................         19,913
   Transfer agency fees.....................................................................            246
Directors fees..............................................................................         10,331
Accrued expenses and other liabilities......................................................         20,199
                                                                                             --------------
TOTAL LIABILITIES...........................................................................     49,686,758
                                                                                             --------------
NET ASSETS.................................................................................. $  351,207,371
                                                                                             --------------
------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $      569,034
Additional paid-in capital..................................................................    592,305,989
Undistributed net investment income (loss)..................................................      2,913,026
Accumulated net realized gain (loss) on securities and foreign currency related transactions   (254,303,435)
Unrealized appreciation (depreciation) on:                                                                -
   Investments..............................................................................      9,682,554
   Futures contracts........................................................................              -
   Options written..........................................................................              -
   Forward currency contracts...............................................................              -
   Foreign currency translations............................................................         40,203
                                                                                             --------------
   NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................................. $  351,207,371
                                                                                             --------------
------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000
   Outstanding..............................................................................     56,903,401
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $         6.17
                                                                                             --------------
--------
* Identified cost of investment securities.................................................. $  374,296,522
                                                                                             --------------
+ Identified cost of foreign cash........................................................... $   (1,171,401)
                                                                                             --------------
# Including securities on loan of........................................................... $   35,685,326
                                                                                             --------------

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

114
                                                              November 30, 2002
         STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED




                                                                                              OPPORTUNITIES     BLUE CHIP
                                                                                                  FUND         GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $    4,465,489  $   20,371,662
Repurchase agreements (cost equals market)..................................................        154,000               -
Cash........................................................................................            152               -
Foreign cash+...............................................................................              -               -
Receivable for:
   Investments sold.........................................................................         41,846           8,940
   Foreign currency contracts...............................................................              -               -
   Capital shares sold......................................................................          1,496          25,132
   Dividends and interest...................................................................          3,096          15,576
   Expense reimbursements...................................................................              -               -
   Futures variation margin.................................................................              -               -
   Collateral for securities loaned.........................................................              -               -
Other assets................................................................................            964             110
                                                                                             --------------  --------------
TOTAL ASSETS................................................................................      4,667,043      20,421,420
                                                                                             --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................         64,353         214,972
   Foreign currency contracts...............................................................              -               -
   Options written (premiums received $321,876).............................................              -               -
   Capital shares reacquired................................................................          3,815           9,714
   Custodian fee............................................................................         15,823          16,206
   Futures variation margin.................................................................              -               -
   Collateral upon return of securities loaned..............................................        913,332         812,548
Payable to affiliates:
   Advisory fees............................................................................          2,812          12,196
   Accounting services......................................................................            207           1,067
   Transfer agency fees.....................................................................            591             296
Directors fees..............................................................................            108             554
Accrued expenses and other liabilities......................................................            319             376
                                                                                             --------------  --------------
TOTAL LIABILITIES...........................................................................      1,001,360       1,067,929
                                                                                             --------------  --------------
NET ASSETS.................................................................................. $    3,665,683  $   19,353,491
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $        8,817  $       30,005
Additional paid-in capital..................................................................      7,240,093      25,156,932
Undistributed net investment income (loss)..................................................        (22,132)         (9,529)
Accumulated net realized gain (loss) on securities and foreign currency related transactions     (3,186,518)     (3,944,549)
Unrealized appreciation (depreciation) on:                                                                -
   Investments..............................................................................       (374,577)     (1,879,368)
   Futures contracts........................................................................              -               -
   Options written..........................................................................              -               -
   Forward currency contracts...............................................................              -               -
   Foreign currency translations............................................................              -               -
                                                                                             --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................. $    3,665,683  $   19,353,491
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000   1,000,000,000
   Outstanding..............................................................................        881,697       3,000,529
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $         4.16  $         6.45
                                                                                             --------------  --------------
--------
* Identified cost of investment securities.................................................. $    4,840,066  $   22,251,030
                                                                                             --------------  --------------
+ Identified cost of foreign cash........................................................... $            -  $            -
                                                                                             --------------  --------------
# Including securities on loan of........................................................... $      886,508  $      779,772
                                                                                             --------------  --------------

                                                                                               CORE EQUITY      LARGE CAP
                                                                                                  FUND         GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $  548,059,857  $  429,473,032
Repurchase agreements (cost equals market)..................................................      9,797,000       8,423,000
Cash........................................................................................          1,038             923
Foreign cash+...............................................................................              -               -
Receivable for:
   Investments sold.........................................................................              -               -
   Foreign currency contracts...............................................................              -               -
   Capital shares sold......................................................................        243,712         156,070
   Dividends and interest...................................................................      1,103,520         509,452
   Expense reimbursements...................................................................         75,857          25,371
   Futures variation margin.................................................................              -               -
   Collateral for securities loaned.........................................................              -               -
Other assets................................................................................        176,054           3,219
                                                                                             --------------  --------------
TOTAL ASSETS................................................................................    559,457,038     438,591,067
                                                                                             --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................        688,840         411,442
   Foreign currency contracts...............................................................              -               -
   Options written (premiums received $321,876).............................................              -               -
   Capital shares reacquired................................................................        118,954         172,497
   Custodian fee............................................................................         64,444          31,382
   Futures variation margin.................................................................              -               -
   Collateral upon return of securities loaned..............................................              -      16,145,186
Payable to affiliates:
   Advisory fees............................................................................        356,311         320,619
   Accounting services......................................................................         31,177          23,625
   Transfer agency fees.....................................................................            597             299
Directors fees..............................................................................        123,506          12,257
Accrued expenses and other liabilities......................................................         74,687          34,845
                                                                                             --------------  --------------
TOTAL LIABILITIES...........................................................................      1,458,516      17,152,152
                                                                                             --------------  --------------
NET ASSETS.................................................................................. $  557,998,522  $  421,438,915
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $      568,425  $      786,028
Additional paid-in capital..................................................................    849,519,468     808,963,464
Undistributed net investment income (loss)..................................................          4,388          (3,058)
Accumulated net realized gain (loss) on securities and foreign currency related transactions   (162,499,206)   (361,448,321)
Unrealized appreciation (depreciation) on:
   Investments..............................................................................   (129,594,553)    (26,859,198)
   Futures contracts........................................................................              -               -
   Options written..........................................................................              -               -
   Forward currency contracts...............................................................              -               -
   Foreign currency translations............................................................              -               -
                                                                                             --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................. $  557,998,522  $  421,438,915
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000   1,000,000,000
   Outstanding..............................................................................     56,842,499      78,602,834
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $         9.82  $         5.36
                                                                                             --------------  --------------
--------
* Identified cost of investment securities.................................................. $  677,654,410  $  456,332,230
                                                                                             --------------  --------------
+ Identified cost of foreign cash........................................................... $            -  $            -
                                                                                             --------------  --------------
# Including securities on loan of........................................................... $            -  $   15,643,624
                                                                                             --------------  --------------

                                                                                                GROWTH &        INCOME &
                                                                                               INCOME FUND     GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $  169,959,893  $  205,166,478
Repurchase agreements (cost equals market)..................................................     12,004,000       1,551,000
Cash........................................................................................            561             282
Foreign cash+...............................................................................              -               -
Receivable for:
   Investments sold.........................................................................      2,424,668               -
   Foreign currency contracts...............................................................              -               -
   Capital shares sold......................................................................         40,865          56,475
   Dividends and interest...................................................................        262,634         440,429
   Expense reimbursements...................................................................         14,110          20,428
   Futures variation margin.................................................................              -               -
   Collateral for securities loaned.........................................................              -               -
Other assets................................................................................          1,731             918
                                                                                             --------------  --------------
TOTAL ASSETS................................................................................    184,708,462     207,236,010
                                                                                             --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................      2,011,290               -
   Foreign currency contracts...............................................................              -               -
   Options written (premiums received $321,876).............................................              -               -
   Capital shares reacquired................................................................         69,070          69,806
   Custodian fee............................................................................         16,416          16,625
   Futures variation margin.................................................................              -           2,000
   Collateral upon return of securities loaned..............................................      2,132,757      11,526,588
Payable to affiliates:
   Advisory fees............................................................................        108,687         119,129
   Accounting services......................................................................         10,144          10,830
   Transfer agency fees.....................................................................            445             298
Directors fees..............................................................................         31,071           5,619
Accrued expenses and other liabilities......................................................         16,192          13,561
                                                                                             --------------  --------------
TOTAL LIABILITIES...........................................................................      4,396,072      11,764,456
                                                                                             --------------  --------------
NET ASSETS.................................................................................. $  180,312,390  $  195,471,554
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $      158,594  $      261,813
Additional paid-in capital..................................................................    232,414,122     265,287,084
Undistributed net investment income (loss)..................................................         13,909           3,393
Accumulated net realized gain (loss) on securities and foreign currency related transactions    (43,042,329)    (43,495,625)
Unrealized appreciation (depreciation) on:
   Investments..............................................................................     (9,231,906)    (26,623,111)
   Futures contracts........................................................................              -          38,000
   Options written..........................................................................              -               -
   Forward currency contracts...............................................................              -               -
   Foreign currency translations............................................................              -               -
                                                                                             --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................. $  180,312,390  $  195,471,554
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000   1,000,000,000
   Outstanding..............................................................................     15,859,441      26,181,338
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $        11.37  $         7.47
                                                                                             --------------  --------------
--------
* Identified cost of investment securities.................................................. $  179,191,799  $  231,789,589
                                                                                             --------------  --------------
+ Identified cost of foreign cash........................................................... $            -  $            -
                                                                                             --------------  --------------
# Including securities on loan of........................................................... $    2,085,600  $   11,108,963
                                                                                             --------------  --------------

                                                                                                SCIENCE &         HEALTH
                                                                                                TECHNOLOGY       SCIENCES
                                                                                                   FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $ 1,166,653,600  $   64,847,956
Repurchase agreements (cost equals market)..................................................               -               -
Cash........................................................................................             325               -
Foreign cash+...............................................................................               -               -
Receivable for:
   Investments sold.........................................................................               -         165,358
   Foreign currency contracts...............................................................               -               -
   Capital shares sold......................................................................         833,919         103,732
   Dividends and interest...................................................................         357,791          41,707
   Expense reimbursements...................................................................          70,752               -
   Futures variation margin.................................................................               -               -
   Collateral for securities loaned.........................................................               -          37,219
Other assets................................................................................          19,049             283
                                                                                             ---------------  --------------
TOTAL ASSETS................................................................................   1,167,935,436      65,196,255
                                                                                             ---------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................      19,210,212         933,584
   Foreign currency contracts...............................................................               -               -
   Options written (premiums received $321,876).............................................               -         540,819
   Capital shares reacquired................................................................         114,937          17,071
   Custodian fee............................................................................          65,965          16,235
   Futures variation margin.................................................................               -               -
   Collateral upon return of securities loaned..............................................      66,490,830       7,927,401
Payable to affiliates:
   Advisory fees............................................................................         746,432          45,169
   Accounting services......................................................................          58,056           3,162
   Transfer agency fees.....................................................................           1,892             296
Directors fees..............................................................................         162,609           1,640
Accrued expenses and other liabilities......................................................         153,444             474
                                                                                             ---------------  --------------
TOTAL LIABILITIES...........................................................................      87,004,377       9,485,851
                                                                                             ---------------  --------------
NET ASSETS.................................................................................. $ 1,080,931,059  $   55,710,404
                                                                                             ---------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $     1,259,982  $       80,387
Additional paid-in capital..................................................................   3,085,552,659      67,883,096
Undistributed net investment income (loss)..................................................      (3,303,373)       (172,773)
Accumulated net realized gain (loss) on securities and foreign currency related transactions  (1,787,441,699)     (6,910,793)
Unrealized appreciation (depreciation) on:
   Investments..............................................................................    (215,136,741)     (4,950,611)
   Futures contracts........................................................................               -               -
   Options written..........................................................................               -        (218,943)
   Forward currency contracts...............................................................               -               -
   Foreign currency translations............................................................             231              41
                                                                                             ---------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................. $ 1,080,931,059  $   55,710,404
                                                                                             ---------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................   1,000,000,000   1,000,000,000
   Outstanding..............................................................................     125,998,231       8,038,719
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $          8.58  $         6.93
                                                                                             ---------------  --------------
--------
* Identified cost of investment securities.................................................. $ 1,381,790,341  $   69,798,567
                                                                                             ---------------  --------------
+ Identified cost of foreign cash........................................................... $             -  $            -
                                                                                             ---------------  --------------
# Including securities on loan of........................................................... $    64,055,708  $    7,464,730
                                                                                             ---------------  --------------

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

                                                                            115
         STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED
November 30, 2002



                                                                                                 SOCIAL          ASSET
                                                                                                AWARENESS      ALLOCATION
                                                                                                  FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $  344,097,781  $  156,769,751
Repurchase agreements (cost equals market)..................................................      3,067,000       3,416,000
Cash........................................................................................            287           1,613
Foreign cash+...............................................................................              -               -
Receivable for:
   Investments sold.........................................................................              -               -
   Foreign currency contracts...............................................................              -
   Capital shares sold......................................................................        119,528          39,264
   Dividends and interest...................................................................        424,792         811,140
   Expense reimbursements...................................................................              -               -
   Futures variation margin.................................................................              -               -
   Collateral for securities loaned.........................................................              -               -
Other assets................................................................................          4,999          15,448
                                                                                             --------------  --------------
TOTAL ASSETS................................................................................    347,714,387     161,053,216
                                                                                             --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................              -         233,467
   Foreign currency contracts...............................................................              -               -
   Options written..........................................................................              -               -
   Capital shares reacquired................................................................        113,572          13,549
   Custodian fee............................................................................         26,098          43,766
   Futures variation margin.................................................................         29,100          14,500
   Collateral upon return of securities loaned..............................................      6,097,061               -
Payable to affiliates:
   Advisory fees............................................................................        135,377          65,017
   Accounting services......................................................................         18,953           9,102
   Transfer agency fees.....................................................................            438             444
Directors fees..............................................................................         52,593          25,558
Accrued expenses and other liabilities......................................................         25,429          24,858
                                                                                             --------------  --------------
TOTAL LIABILITIES...........................................................................      6,498,621         430,261
                                                                                             --------------  --------------
NET ASSETS.................................................................................. $  341,215,766  $  160,622,955
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $      219,593  $      150,126
Additional paid-in capital..................................................................    423,806,875     155,975,240
Undistributed net investment income (loss)..................................................         28,068         (17,842)
Accumulated net realized gain (loss) on securities and foreign currency related transactions    (43,790,078)     (2,492,344)
Unrealized appreciation (depreciation) on:
   Investments..............................................................................    (39,882,779)      6,593,757
   Futures contracts........................................................................        834,087         414,018
   Options written..........................................................................              -               -
   Forward currency contracts...............................................................              -               -
   Foreign currency translations............................................................              -               -
                                                                                             --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................. $  341,215,766  $  160,622,955
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000   1,000,000,000
   Outstanding..............................................................................     21,959,315      15,012,640
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $        15.54  $        10.70
                                                                                             --------------  --------------
--------
* Identified cost of investment securities.................................................. $  383,980,560  $  150,175,994
                                                                                             --------------  --------------
+ Identified cost of foreign cash........................................................... $            -  $            -
                                                                                             --------------  --------------
# Including securities on loan of........................................................... $    5,859,422  $            -
                                                                                             --------------  --------------

                                                                                                CAPITAL        GOVERNMENT
                                                                                              CONSERVATION     SECURITIES
                                                                                                  FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $   76,741,153  $  176,793,936
Repurchase agreements (cost equals market)..................................................      2,154,000       6,055,000
Cash........................................................................................            251             131
Foreign cash+...............................................................................              -               -
Receivable for:
   Investments sold.........................................................................              -               -
   Foreign currency contracts...............................................................              -               -
   Capital shares sold......................................................................        470,608         196,804
   Dividends and interest...................................................................        698,445       1,689,052
   Expense reimbursements...................................................................              -               -
   Futures variation margin.................................................................              -               -
   Collateral for securities loaned.........................................................      1,371,175       4,805,845
Other assets................................................................................          4,699           2,892
                                                                                             --------------  --------------
TOTAL ASSETS................................................................................     81,440,331     189,543,660
                                                                                             --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................        231,193               -
   Foreign currency contracts...............................................................              -               -
   Options written..........................................................................              -               -
   Capital shares reacquired................................................................         28,686         602,783
   Custodian fee............................................................................         15,866          15,854
   Futures variation margin.................................................................              -               -
   Collateral upon return of securities loaned..............................................      2,042,175       4,805,845
Payable to affiliates:
   Advisory fees............................................................................         32,194          76,322
   Accounting services......................................................................          4,507          10,685
   Transfer agency fees.....................................................................            428             593
Directors fees..............................................................................          7,483          13,829
Accrued expenses and other liabilities......................................................          2,364           5,016
                                                                                             --------------  --------------
TOTAL LIABILITIES...........................................................................      2,364,896       5,530,927
                                                                                             --------------  --------------
NET ASSETS.................................................................................. $   79,075,435  $  184,012,733
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $       82,462  $      170,124
Additional paid-in capital..................................................................     79,329,078     174,275,819
Undistributed net investment income (loss)..................................................        (25,241)         (1,164)
Accumulated net realized gain (loss) on securities and foreign currency related transactions     (2,025,786)      4,946,486
Unrealized appreciation (depreciation) on:
   Investments..............................................................................      1,714,922       4,621,468
   Futures contracts........................................................................              -               -
   Options written..........................................................................              -               -
   Forward currency contracts...............................................................              -               -
   Foreign currency translations............................................................              -               -
                                                                                             --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................. $   79,075,435  $  184,012,733
                                                                                             --------------  --------------
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000   1,000,000,000
   Outstanding..............................................................................      8,246,176      17,012,424
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $         9.59  $        10.82
                                                                                             --------------  --------------
--------
* Identified cost of investment securities.................................................. $   75,026,231  $  172,172,468
                                                                                             --------------  --------------
+ Identified cost of foreign cash........................................................... $            -  $            -
                                                                                             --------------  --------------
# Including securities on loan of........................................................... $    1,998,261  $    4,713,164
                                                                                             --------------  --------------

                                                                                              INTERNATIONAL      MONEY
                                                                                               GOVERNMENT       MARKET I
                                                                                                BOND FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $  116,315,872  $  524,061,785
Repurchase agreements (cost equals market)..................................................      2,135,000      24,191,000
Cash........................................................................................        150,615             966
Foreign cash+...............................................................................        406,280               -
Receivable for:
   Investments sold.........................................................................              -      10,051,750
   Foreign currency contracts...............................................................      1,228,407               -
   Capital shares sold......................................................................        527,397       6,065,281
   Dividends and interest...................................................................      2,485,703         585,504
   Expense reimbursements...................................................................              -          54,547
   Futures variation margin.................................................................              -               -
   Collateral for securities loaned.........................................................              -               -
Other assets................................................................................          2,467          14,084
                                                                                             --------------  --------------
TOTAL ASSETS................................................................................    123,251,741     565,024,917
                                                                                             --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................        149,474               -
   Foreign currency contracts...............................................................      1,220,713               -
   Options written..........................................................................              -               -
   Capital shares reacquired................................................................        148,105         495,224
   Custodian fee............................................................................         47,804          17,441
   Futures variation margin.................................................................              -               -
   Collateral upon return of securities loaned..............................................      2,087,053               -
Payable to affiliates:
   Advisory fees............................................................................         48,746         232,675
   Accounting services......................................................................          6,825          32,574
   Transfer agency fees.....................................................................            135           3,635
Directors fees..............................................................................         16,509          40,822
Accrued expenses and other liabilities......................................................          3,661          40,764
                                                                                             --------------  --------------
TOTAL LIABILITIES...........................................................................      3,729,025         863,135
                                                                                             --------------  --------------
NET ASSETS.................................................................................. $  119,522,716  $  564,161,782
                                                                                             --------------  --------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $      101,797  $    5,641,618
Additional paid-in capital..................................................................    115,449,459     558,520,164
Undistributed net investment income (loss)..................................................     (1,472,977)              -
Accumulated net realized gain (loss) on securities and foreign currency related transactions        429,212               -
Unrealized appreciation (depreciation) on:
   Investments..............................................................................      4,987,723               -
   Futures contracts........................................................................              -               -
   Options written..........................................................................              -               -
   Forward currency contracts...............................................................          7,694               -
   Foreign currency translations............................................................         19,808               -
                                                                                             --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................. $  119,522,716  $  564,161,782
                                                                                             --------------  --------------
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000   1,000,000,000
   Outstanding..............................................................................     10,179,698     564,161,782
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $        11.74  $         1.00
                                                                                             --------------  --------------
--------
* Identified cost of investment securities.................................................. $  111,328,149  $  524,061,785
                                                                                             --------------  --------------
+ Identified cost of foreign cash........................................................... $      409,874  $            -
                                                                                             --------------  --------------
# Including securities on loan of........................................................... $    2,044,178  $            -
                                                                                             --------------  --------------


                                                                                               VALUE FUND
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market*#.................................................................... $    9,773,364
Repurchase agreements (cost equals market)..................................................        336,000
Cash........................................................................................            774
Foreign cash+...............................................................................              -
Receivable for:
   Investments sold.........................................................................        106,524
   Foreign currency contracts...............................................................              -
   Capital shares sold......................................................................         15,017
   Dividends and interest...................................................................         19,383
   Expense reimbursements...................................................................              -
   Futures variation margin.................................................................              -
   Collateral for securities loaned.........................................................              -
Other assets................................................................................            310
                                                                                             --------------
TOTAL ASSETS................................................................................     10,251,372
                                                                                             --------------
LIABILITIES:
Payable for:
   Investments purchased....................................................................        118,796
   Foreign currency contracts...............................................................              -
   Options written..........................................................................              -
   Capital shares reacquired................................................................             93
   Custodian fee............................................................................          4,586
   Futures variation margin.................................................................              -
   Collateral upon return of securities loaned..............................................              -
Payable to affiliates:
   Advisory fees............................................................................          6,180
   Accounting services......................................................................            555
   Transfer agency fees.....................................................................            290
Directors fees..............................................................................            288
Accrued expenses and other liabilities......................................................              -
                                                                                             --------------
TOTAL LIABILITIES...........................................................................        130,788
                                                                                             --------------
NET ASSETS.................................................................................. $   10,120,584
                                                                                             --------------
------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................. $       12,084
Additional paid-in capital..................................................................     11,895,485
Undistributed net investment income (loss)..................................................         24,264
Accumulated net realized gain (loss) on securities and foreign currency related transactions       (526,589)
Unrealized appreciation (depreciation) on:
   Investments..............................................................................     (1,284,660)
   Futures contracts........................................................................              -
   Options written..........................................................................              -
   Forward currency contracts...............................................................              -
   Foreign currency translations............................................................              -
                                                                                             --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................. $   10,120,584
                                                                                             --------------
------------------------------------------------------------------------------------------------------------
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...................................................  1,000,000,000
   Outstanding..............................................................................      1,208,372
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................. $         8.38
                                                                                             --------------
--------
* Identified cost of investment securities.................................................. $   11,058,024
                                                                                             --------------
+ Identified cost of foreign cash........................................................... $            -
                                                                                             --------------
# Including securities on loan of........................................................... $            -
                                                                                             --------------

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

116
                                     For the Six Months Ended November 30, 2002
                     STATEMENTS OF OPERATIONS (Unaudited)


                                                                                     STOCK                       SMALL CAP
                                                                                     INDEX         MID CAP         INDEX
                                                                                     FUND         INDEX FUND       FUND
-------------------------------------------------------------------------------  -------------  -------------  ------------
INVESTMENT INCOME:
Dividends*...................................................................... $  29,826,994  $   5,443,966  $  1,523,299
Securities lending income.......................................................        56,962         90,205        47,123
Interest........................................................................        94,226        186,397       100,133
                                                                                 -------------  -------------  ------------
    Total investment income.....................................................    29,978,182      5,720,568     1,670,555
                                                                                 -------------  -------------  ------------
EXPENSES:
Advisory fees...................................................................     4,542,031      1,461,350       371,852
Custodian fees..................................................................       237,305         77,183        26,324
Registration and filing fees....................................................         1,619         19,215           191
Audit fees and tax services fees................................................        74,946         16,960         3,858
Accounting services.............................................................     1,201,577        338,986        74,370
Legal fees......................................................................        17,820          4,301           959
Directors' fees.................................................................       153,673         43,616         9,567
Reports to shareholders.........................................................       443,879        109,250        24,327
Transfer agency fees............................................................         7,583          5,224         3,701
Miscellaneous...................................................................        41,706          9,682         7,627
                                                                                 -------------  -------------  ------------
Total expenses..................................................................     6,722,139      2,085,767       522,776
                                                                                 -------------  -------------  ------------
Expense reimbursements..........................................................             -              -             -
Fees paid indirectly (Note 7)...................................................             -              -             -
                                                                                 -------------  -------------  ------------
Net expenses....................................................................     6,722,139      2,085,767       522,776
                                                                                 -------------  -------------  ------------
NET INVESTMENT INCOME (LOSS)....................................................    23,256,043      3,634,801     1,147,779
                                                                                 -------------  -------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments...................................................................    26,945,022     12,895,739    (7,134,622)
  Futures contracts.............................................................    (4,226,847)    (5,011,335)   (2,352,046)
  Options written...............................................................             -              -             -
  Foreign currency translations.................................................             -              -             -
  Disposal of investments, in violation of investment restrictions (see Note 3).             -              -             -
                                                                                 -------------  -------------  ------------
                                                                                    22,718,175      7,884,404    (9,486,668)
                                                                                 -------------  -------------  ------------
Net unrealized appreciation (depreciation) on:
  Investments...................................................................  (535,212,196)  (185,741,584)  (34,780,497)
  Futures contracts.............................................................     1,795,480      2,411,385     1,734,048
  Options written...............................................................             -              -             -
  Forward currency contracts....................................................             -              -             -
  Foreign currency translations.................................................             -              -             -
                                                                                 -------------  -------------  ------------
                                                                                  (533,416,716)  (183,330,199)  (33,046,449)
                                                                                 -------------  -------------  ------------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions...........................................................  (510,698,541)  (175,445,795)  (42,533,117)
                                                                                 -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................... $(487,442,498) $(171,810,994) $(41,385,338)
                                                                                 -------------  -------------  ------------

* Net of foreign withholding taxes on dividends of.............................. $       1,826  $           -  $        568
                                                                                 -------------  -------------  ------------

                                                                                   NASDAQ-                   INTERNATIONAL
                                                                                 100(R) INDEX   SMALL CAP      EQUITIES
                                                                                     FUND         FUND           FUND
-------------------------------------------------------------------------------  ------------ -------------  -------------
INVESTMENT INCOME:
Dividends*...................................................................... $    10,178  $   1,500,854  $    722,693
Securities lending income.......................................................         733         77,581             -
Interest........................................................................      29,298        348,918        32,409
                                                                                 -----------  -------------  ------------
    Total investment income.....................................................      40,209      1,927,353       755,102
                                                                                 -----------  -------------  ------------
EXPENSES:
Advisory fees...................................................................      49,794      2,373,778       151,735
Custodian fees..................................................................      24,259         88,767        90,343
Registration and filing fees....................................................      10,155            117            38
Audit fees and tax services fees................................................         328         11,319         2,354
Accounting services.............................................................       8,714        184,627        30,347
Legal fees......................................................................         141          2,145           263
Directors' fees.................................................................       1,270         23,464         3,912
Reports to shareholders.........................................................       2,636         69,520        10,930
Transfer agency fees............................................................       2,847            592         4,934
Miscellaneous...................................................................       5,532          6,796         1,272
                                                                                 -----------  -------------  ------------
Total expenses..................................................................     105,676      2,761,125       296,128
                                                                                 -----------  -------------  ------------
Expense reimbursements..........................................................           -       (255,471)            -
Fees paid indirectly (Note 7)...................................................           -              -             -
                                                                                 -----------  -------------  ------------
Net expenses....................................................................     105,676      2,505,654       296,128
                                                                                 -----------  -------------  ------------
NET INVESTMENT INCOME (LOSS)....................................................     (65,467)      (578,301)      458,974
                                                                                 -----------  -------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments...................................................................  (1,170,548)   (59,174,964)   (1,150,840)
  Futures contracts.............................................................  (1,398,904)             -    (1,804,019)
  Options written...............................................................           -              -             -
  Foreign currency translations.................................................           -              -       (15,271)
  Disposal of investments, in violation of investment restrictions (see Note 3).           -              -             -
                                                                                 -----------  -------------  ------------
                                                                                  (2,569,452)   (59,174,964)   (2,970,130)
                                                                                 -----------  -------------  ------------
Net unrealized appreciation (depreciation) on:
  Investments...................................................................     550,076    (42,496,292)  (13,722,225)
  Futures contracts.............................................................     951,800              -       361,428
  Options written...............................................................           -              -             -
  Forward currency contracts....................................................           -              -             -
  Foreign currency translations.................................................           -              -           979
                                                                                 -----------  -------------  ------------
                                                                                   1,501,876    (42,496,292)  (13,359,818)
                                                                                 -----------  -------------  ------------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions...........................................................  (1,067,576)  (101,671,256)  (16,329,948)
                                                                                 -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................... $(1,133,043) $(102,249,557) $(15,870,974)
                                                                                 -----------  -------------  ------------

* Net of foreign withholding taxes on dividends of.............................. $        65  $         339  $     77,332
                                                                                 -----------  -------------  ------------

                                                                                 INTERNATIONAL
                                                                                   GROWTH I    OPPORTUNITIES
                                                                                     FUND          FUND
-------------------------------------------------------------------------------  ------------- -------------
INVESTMENT INCOME:
Dividends*...................................................................... $  2,860,684    $  19,668
Securities lending income.......................................................      579,593          404
Interest........................................................................       71,445          721
                                                                                 ------------    ---------
    Total investment income.....................................................    3,511,722       20,793
                                                                                 ------------    ---------
EXPENSES:
Advisory fees...................................................................    1,850,901       16,778
Custodian fees..................................................................      425,189       23,679
Registration and filing fees....................................................          202            3
Audit fees and tax services fees................................................       10,303           64
Accounting services.............................................................      129,563        1,198
Legal fees......................................................................        1,918           62
Directors' fees.................................................................       15,345          157
Reports to shareholders.........................................................       46,641          425
Transfer agency fees............................................................          613        1,190
Miscellaneous...................................................................        4,669          318
                                                                                 ------------    ---------
Total expenses..................................................................    2,485,344       43,874
                                                                                 ------------    ---------
Expense reimbursements..........................................................     (523,388)           -
Fees paid indirectly (Note 7)...................................................            -         (949)
                                                                                 ------------    ---------
Net expenses....................................................................    1,961,956       42,925
                                                                                 ------------    ---------
NET INVESTMENT INCOME (LOSS)....................................................    1,549,766      (22,132)
                                                                                 ------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments...................................................................  (47,348,471)    (624,489)
  Futures contracts.............................................................            -            -
  Options written...............................................................            -            -
  Foreign currency translations.................................................      265,311            -
  Disposal of investments, in violation of investment restrictions (see Note 3).            -            -
                                                                                 ------------    ---------
                                                                                  (47,083,160)    (624,489)
                                                                                 ------------    ---------
Net unrealized appreciation (depreciation) on:
  Investments...................................................................  (17,653,813)     177,342
  Futures contracts.............................................................            -            -
  Options written...............................................................            -            -
  Forward currency contracts....................................................            -            -
  Foreign currency translations.................................................      (20,653)           -
                                                                                 ------------    ---------
                                                                                  (17,674,466)     177,342
                                                                                 ------------    ---------
Net realized and unrealized gain (loss) on securities and foreign currency
 related transactions...........................................................  (64,757,626)    (447,147)
                                                                                 ------------    ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................... $(63,207,860)   $(469,279)
                                                                                 ------------    ---------

* Net of foreign withholding taxes on dividends of.............................. $    315,721    $       -
                                                                                 ------------    ---------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            117
               STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED
For the Six Months Ended November 30, 2002



                                                                                  BLUE CHIP
                                                                                   GROWTH      CORE EQUITY    LARGE CAP
                                                                                    FUND          FUND       GROWTH FUND
-------------------------------------------------------------------------------  -----------  ------------  ------------
INVESTMENT INCOME:
Dividends*...................................................................... $    92,878  $  5,167,719  $  2,280,779
Securities lending income.......................................................           -             -         5,243
Interest........................................................................       2,384        74,741       149,047
                                                                                 -----------  ------------  ------------
  Total investment income.......................................................      95,262     5,242,460     2,435,069
                                                                                 -----------  ------------  ------------
EXPENSES:
Advisory fees...................................................................      69,703     2,251,241     2,028,272
Custodian fees..................................................................      24,364        94,218        47,682
Registration and filing fees....................................................          90            49             9
Audit fees and tax services fees................................................         249        13,856         9,632
Accounting services.............................................................       6,099       196,983       149,452
Legal fees......................................................................         114         3,156         2,182
Directors' fees.................................................................         802        24,816        18,299
Reports to shareholders.........................................................       1,893        95,840        58,125
Transfer agency fees............................................................         595         1,188           594
Miscellaneous...................................................................         976        10,191         4,976
                                                                                 -----------  ------------  ------------
  Total expenses................................................................     104,885     2,691,538     2,319,223
                                                                                 -----------  ------------  ------------
  Expense reimbursements........................................................           -      (299,596)      (56,099)
  Fees paid indirectly (Note 7).................................................         (94)     (221,044)            -
                                                                                 -----------  ------------  ------------
  Net expenses..................................................................     104,791     2,170,898     2,263,124
                                                                                 -----------  ------------  ------------
NET INVESTMENT INCOME (LOSS)....................................................      (9,529)    3,071,562       171,945
                                                                                 -----------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments...................................................................  (1,690,711)  (29,933,367)  (67,442,564)
  Futures contracts.............................................................           -             -             -
  Options written...............................................................           -             -             -
  Foreign currency translations.................................................           -             -             -
  Disposal of investments, in violation of investment restrictions (see Note 3).           -             -             -
                                                                                 -----------  ------------  ------------
                                                                                  (1,690,711)  (29,933,367)  (67,442,564)
                                                                                 -----------  ------------  ------------
Net unrealized appreciation (depreciation) on:
  Investments...................................................................   (577,726)   (51,308,866)   (3,695,391)
  Futures contracts.............................................................           -             -             -
  Options written...............................................................           -             -             -
  Forward currency contracts....................................................           -             -             -
  Foreign currency translations.................................................           -             -             -
                                                                                 -----------  ------------  ------------
                                                                                    (577,726)  (51,308,866)   (3,695,391)
                                                                                 -----------  ------------  ------------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions...........................................................  (2,268,437)  (81,242,233)  (71,137,955)
                                                                                 -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................... $(2,277,966) $(78,170,671) $(70,966,010)
                                                                                 -----------  ------------  ------------

* Net of foreign withholding taxes on dividends of.............................. $       463  $     23,354  $        911
                                                                                 -----------  ------------  ------------

                                                                                                               SCIENCE &
                                                                                   GROWTH &      INCOME &      TECHNOLOGY
                                                                                  INCOME FUND   GROWTH FUND       FUND
-------------------------------------------------------------------------------  ------------  ------------  -------------
INVESTMENT INCOME:
Dividends*...................................................................... $  1,490,284  $  2,149,779  $     818,351
Securities lending income.......................................................            -         6,177         30,184
Interest........................................................................       98,373         6,620        709,949
                                                                                 ------------  ------------  -------------
  Total investment income.......................................................    1,588,657     2,162,576      1,558,484
                                                                                 ------------  ------------  -------------
EXPENSES:
Advisory fees...................................................................      691,267       752,162      4,384,803
Custodian fees..................................................................       25,561        25,692         97,239
Registration and filing fees....................................................          433           809             72
Audit fees and tax services fees................................................        4,129         4,066         29,419
Accounting services.............................................................       64,518        69,186        341,040
Legal fees......................................................................        1,022         1,030          6,498
Directors' fees.................................................................        8,140         8,362         45,591
Reports to shareholders.........................................................       24,295        24,952        157,465
Transfer agency fees............................................................          891           594          4,037
Miscellaneous...................................................................        2,378         1,667         13,753
                                                                                 ------------  ------------  -------------
  Total expenses................................................................      822,634       888,520      5,079,917
                                                                                 ------------  ------------  -------------
  Expense reimbursements........................................................      (39,198)      (77,743)      (207,914)
  Fees paid indirectly (Note 7).................................................            -             -        (10,146)
                                                                                 ------------  ------------  -------------
  Net expenses..................................................................      783,436       810,777      4,861,857
                                                                                 ------------  ------------  -------------
NET INVESTMENT INCOME (LOSS)....................................................      805,221     1,351,799     (3,303,373)
                                                                                 ------------  ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments...................................................................  (18,631,830)  (19,763,862)  (293,675,896)
  Futures contracts.............................................................            -      (548,223)             -
  Options written...............................................................            -             -              -
  Foreign currency translations.................................................            -             -           (775)
  Disposal of investments, in violation of investment restrictions (see Note 3).            -             -              -
                                                                                 ------------  ------------  -------------
                                                                                  (18,631,830)  (20,312,085)  (293,676,671)
                                                                                 ------------  ------------  -------------
Net unrealized appreciation (depreciation) on:
  Investments...................................................................   (7,657,120)   (9,400,038)   165,723,321
  Futures contracts.............................................................            -       319,009              -
  Options written...............................................................            -             -              -
  Forward currency contracts....................................................            -             -              -
  Foreign currency translations.................................................            -             -            179
                                                                                 ------------  ------------  -------------
                                                                                   (7,657,120)   (9,081,029)   165,723,500
                                                                                 ------------  ------------  -------------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions...........................................................  (26,288,950)  (29,393,114)  (127,953,171)
                                                                                 ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................... $(25,483,729) $(28,041,315) $(131,256,544)
                                                                                 ------------  ------------  -------------

* Net of foreign withholding taxes on dividends of.............................. $      4,605  $      5,668  $      22,059
                                                                                 ------------  ------------  -------------

                                                                                    HEALTH       SOCIAL
                                                                                   SCIENCES     AWARENESS
                                                                                     FUND         FUND
-------------------------------------------------------------------------------  -----------  ------------
INVESTMENT INCOME:
Dividends*...................................................................... $   102,805  $  2,745,577
Securities lending income.......................................................      10,785         5,327
Interest........................................................................      22,999        73,381
                                                                                 -----------  ------------
  Total investment income.......................................................     136,589     2,824,285
                                                                                 -----------  ------------
EXPENSES:
Advisory fees...................................................................     258,092       850,641
Custodian fees..................................................................      24,465        38,825
Registration and filing fees....................................................       1,333           763
Audit fees and tax services fees................................................         482         7,521
Accounting services.............................................................      18,066       119,090
Legal fees......................................................................         205         1,858
Directors' fees.................................................................       2,353        15,015
Reports to shareholders.........................................................       4,643        45,002
Transfer agency fees............................................................         595           883
Miscellaneous...................................................................         607         4,458
                                                                                 -----------  ------------
  Total expenses................................................................     310,841     1,084,056
                                                                                 -----------  ------------
  Expense reimbursements........................................................           -             -
  Fees paid indirectly (Note 7).................................................      (2,899)            -
                                                                                 -----------  ------------
  Net expenses..................................................................     307,942     1,084,056
                                                                                 -----------  ------------
NET INVESTMENT INCOME (LOSS)....................................................    (171,353)    1,740,229
                                                                                 -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN
 CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments...................................................................  (3,257,140)  (45,258,246)
  Futures contracts.............................................................           -      (665,883)
  Options written...............................................................      31,293             -
  Foreign currency translations.................................................         537             -
  Disposal of investments, in violation of investment restrictions (see Note 3).         103             -
                                                                                 -----------  ------------
                                                                                  (3,225,207)  (45,924,129)
                                                                                 -----------  ------------
Net unrealized appreciation (depreciation) on:
  Investments...................................................................  (2,162,454)   (5,971,903)
  Futures contracts.............................................................           -       921,533
  Options written...............................................................    (277,234)            -
  Forward currency contracts....................................................           -             -
  Foreign currency translations.................................................          20             -
                                                                                 -----------  ------------
                                                                                  (2,439,668)   (5,050,370)
                                                                                 -----------  ------------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions...........................................................  (5,664,875)  (50,974,499)
                                                                                 -----------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................... $(5,836,228) $(49,234,270)
                                                                                 -----------  ------------

* Net of foreign withholding taxes on dividends of.............................. $       597  $          -
                                                                                 -----------  ------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

118
                                     For the Six Months Ended November 30, 2002
               STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED


                                                                                                   ASSET        CAPITAL
                                                                                                 ALLOCATION   CONSERVATION
                                                                                                    FUND          FUND
----------------------------------------------------------------------------------------------- ------------  ------------
INVESTMENT INCOME:
Dividends*..................................................................................... $    707,942   $        -
Securities lending income......................................................................            -        1,374
Interest.......................................................................................    1,996,361    1,899,789
                                                                                                ------------   ----------
  Total investment income......................................................................    2,704,303    1,901,163
                                                                                                ------------   ----------
EXPENSES:
Advisory fees..................................................................................      405,575      187,617
Custodian fees.................................................................................       67,085       24,189
Registration and filing fees...................................................................       11,519           84
Audit fees and tax services fees...............................................................        3,222          940
Accounting services............................................................................       56,781       26,266
Legal fees.....................................................................................          825          309
Directors' fees................................................................................        7,129        3,364
Reports to shareholders........................................................................       19,682        7,035
Transfer agency fees...........................................................................          891          898
Miscellaneous..................................................................................        2,036          854
                                                                                                ------------   ----------
Total expenses.................................................................................      574,745      251,556
                                                                                                ------------   ----------
Expense reimbursements.........................................................................            -            -
Fees paid indirectly (Note 7)..................................................................            -            -
                                                                                                ------------   ----------
Net expenses...................................................................................      574,745      251,556
                                                                                                ------------   ----------
NET INVESTMENT INCOME (LOSS)...................................................................    2,129,558    1,649,607
                                                                                                ------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
 RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments..................................................................................   (1,995,832)     836,543
  Futures contracts............................................................................     (917,401)           -
  Options written..............................................................................            -            -
  Foreign currency translations................................................................            -            -
  Disposal of investments in violation of investment restrictions (see Note 3).................        1,082            -
                                                                                                ------------   ----------
                                                                                                  (2,912,151)     836,543
                                                                                                ------------   ----------
Net unrealized appreciation (depreciation) on:
  Investments..................................................................................   (8,455,061)     759,727
  Futures contracts............................................................................      737,830            -
  Options written..............................................................................            -            -
  Forward currency contracts...................................................................            -            -
  Foreign currency translations................................................................            -            -
                                                                                                ------------   ----------
                                                                                                  (7,717,231)     759,727
                                                                                                ------------   ----------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions  (10,629,382)   1,596,270
                                                                                                ------------   ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................................... $ (8,499,824)  $3,245,877
                                                                                                ------------   ----------
* Net of foreign withholding taxes on dividends of............................................. $        246   $    1,655
                                                                                                ------------   ----------

                                                                                                GOVERNMENT INTERNATIONAL
                                                                                                SECURITIES  GOVERNMENT
                                                                                                   FUND      BOND FUND
----------------------------------------------------------------------------------------------- ---------- -------------
INVESTMENT INCOME:
Dividends*..................................................................................... $        -  $        -
Securities lending income......................................................................      4,728      33,974
Interest.......................................................................................  3,833,836   3,296,193
                                                                                                ----------  ----------
  Total investment income......................................................................  3,838,564   3,330,167
                                                                                                ----------  ----------
EXPENSES:
Advisory fees..................................................................................    414,388     281,250
Custodian fees.................................................................................     24,486      84,273
Registration and filing fees...................................................................        149         507
Audit fees and tax services fees...............................................................      1,947       1,634
Accounting services............................................................................     58,014      39,375
Legal fees.....................................................................................        576         311
Directors' fees................................................................................      7,603       5,144
Reports to shareholders........................................................................     13,895      10,679
Transfer agency fees...........................................................................      1,190         301
Miscellaneous..................................................................................      1,426         581
                                                                                                ----------  ----------
Total expenses.................................................................................    523,674     424,055
                                                                                                ----------  ----------
Expense reimbursements.........................................................................          -           -
Fees paid indirectly (Note 7)..................................................................          -           -
                                                                                                ----------  ----------
Net expenses...................................................................................    523,674     424,055
                                                                                                ----------  ----------
NET INVESTMENT INCOME (LOSS)...................................................................  3,314,890   2,906,112
                                                                                                ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
 RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments..................................................................................  3,817,936      90,616
  Futures contracts............................................................................          -           -
  Options written..............................................................................          -           -
  Foreign currency translations................................................................          -    (331,993)
  Disposal of investments in violation of investment restrictions (see Note 3).................          -           -
                                                                                                ----------  ----------
                                                                                                 3,817,936    (241,377)
                                                                                                ----------  ----------
Net unrealized appreciation (depreciation) on:
  Investments..................................................................................  2,078,348   4,126,328
  Futures contracts............................................................................          -           -
  Options written..............................................................................          -           -
  Forward currency contracts...................................................................          -       7,694
  Foreign currency translations................................................................          -      13,085
                                                                                                ----------  ----------
                                                                                                 2,078,348   4,147,107
                                                                                                ----------  ----------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions  5,896,284   3,905,730
                                                                                                ----------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................................... $9,211,174  $6,811,842
                                                                                                ----------  ----------
* Net of foreign withholding taxes on dividends of............................................. $        -  $   18,403
                                                                                                ----------  ----------

                                                                                                  MONEY
                                                                                                 MARKET I      VALUE
                                                                                                   FUND        FUND
----------------------------------------------------------------------------------------------- ----------  -----------
INVESTMENT INCOME:
Dividends*..................................................................................... $        -  $   109,257
Securities lending income......................................................................                       -
Interest.......................................................................................  5,742,587        2,271
                                                                                                ----------  -----------
  Total investment income......................................................................  5,742,587      111,528
                                                                                                ----------  -----------
EXPENSES:
Advisory fees..................................................................................  1,559,038       36,869
Custodian fees.................................................................................     23,229       12,585
Registration and filing fees...................................................................     12,605            1
Audit fees and tax services fees...............................................................        599          137
Accounting services............................................................................    218,265        3,309
Legal fees.....................................................................................        572           66
Directors' fees................................................................................     32,836          445
Reports to shareholders........................................................................     27,427          828
Transfer agency fees...........................................................................     15,535          590
Miscellaneous..................................................................................      8,338          433
                                                                                                ----------  -----------
Total expenses.................................................................................  1,898,444       55,263
                                                                                                ----------  -----------
Expense reimbursements.........................................................................    (73,136)           -
Fees paid indirectly (Note 7)..................................................................          -            -
                                                                                                ----------  -----------
Net expenses...................................................................................  1,825,308       55,263
                                                                                                ----------  -----------
NET INVESTMENT INCOME (LOSS)...................................................................  3,917,279       56,265
                                                                                                ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCY
 RELATED TRANSACTIONS:
Net realized gain (loss) on:
  Investments..................................................................................          -     (537,544)
  Futures contracts............................................................................          -            -
  Options written..............................................................................          -            -
  Foreign currency translations................................................................          -            -
  Disposal of investments in violation of investment restrictions (see Note 3).................          -            -
                                                                                                ----------  -----------
                                                                                                         -     (537,544)
                                                                                                ----------  -----------
Net unrealized appreciation (depreciation) on:
  Investments..................................................................................          -     (936,727)
  Futures contracts............................................................................          -            -
  Options written..............................................................................          -            -
  Forward currency contracts...................................................................          -            -
  Foreign currency translations................................................................          -            -
                                                                                                ----------  -----------
                                                                                                         -     (936,727)
                                                                                                ----------  -----------
Net realized and unrealized gain (loss) on securities and foreign currency related transactions          -   (1,474,271)
                                                                                                ----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................................... $3,917,279  $(1,418,006)
                                                                                                ----------  -----------
* Net of foreign withholding taxes on dividends of............................................. $        -  $       480
                                                                                                ----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            119
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        STOCK INDEX FUND
                                                                                 ------------------------------
                                                                                    For the
                                                                                   Six Months         For
                                                                                     Ended          the Year
                                                                                  November 30,       Ended
                                                                                      2002          May 31,
                                                                                  (Unaudited)         2002
                                                                                 --------------  --------------
OPERATIONS:
Net investment income (loss).................................................... $   23,256,043  $   43,798,029
Net realized gain (loss) on securities and foreign currency related transactions     22,718,175      63,889,917
Net unrealized appreciation (depreciation) on securities and foreign currency
 related transactions...........................................................   (533,416,716)   (795,516,086)
                                                                                 --------------  --------------
  Increase (decrease) in net assets resulting from operations...................   (487,442,498)   (687,828,140)
                                                                                 --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................    (23,399,997)    (44,999,778)
Net realized gain on securities.................................................              -    (169,524,135)
                                                                                 --------------  --------------
  Decrease in net assets resulting from distributions to shareholders...........    (23,399,997)   (214,523,913)
                                                                                 --------------  --------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold................................................    155,102,886     191,020,906
Reinvestment of distributions...................................................     23,395,508     214,523,913
Cost of capital stock reacquired................................................   (272,220,658)   (251,770,455)
                                                                                 --------------  --------------
  Increase (decrease) in net assets resulting from capital stock transactions...    (93,722,264)    153,774,364
                                                                                 --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................   (604,564,759)   (748,577,689)
NET ASSETS:
Beginning of period.............................................................  4,091,054,259   4,839,631,948
                                                                                 --------------  --------------
End of period................................................................... $3,486,489,500  $4,091,054,259
                                                                                 --------------  --------------
Undistributed net investment income (loss) included in net assets at the end of
 the period..................................................................... $      255,274  $      399,228
                                                                                 --------------  --------------
SHARES ISSUED AND REACQUIRED:
Sold............................................................................      6,004,287       5,801,417
Issued for distributions reinvested.............................................        893,518       6,635,177
Reacquired......................................................................    (10,764,325)     (7,746,971)
                                                                                 --------------  --------------
  Increase (decrease) in shares outstanding.....................................    (3,866,520)       4,689,623
Shares outstanding:
  Beginning of period...........................................................    135,869,682     131,180,059
                                                                                 --------------  --------------
  End of period.................................................................    132,003,162     135,869,682
                                                                                 --------------  --------------

                                                                                       MID CAP INDEX FUND
                                                                                 ------------------------------
                                                                                    For the
                                                                                   Six Months        For the
                                                                                     Ended            Year
                                                                                  November 30,        Ended
                                                                                      2002           May 31,
                                                                                  (Unaudited)         2002
                                                                                 --------------  --------------
OPERATIONS:
Net investment income (loss).................................................... $    3,634,801  $    7,681,428
Net realized gain (loss) on securities and foreign currency related transactions      7,884,404      36,117,165
Net unrealized appreciation (depreciation) on securities and foreign currency
 related transactions...........................................................   (183,330,199)    (20,535,491)
                                                                                 --------------  --------------
  Increase (decrease) in net assets resulting from operations...................   (171,810,994)     23,263,102
                                                                                 --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................     (3,500,008)     (7,828,323)
Net realized gain on securities.................................................              -    (106,419,792)
                                                                                 --------------  --------------
  Decrease in net assets resulting from distributions to shareholders...........     (3,500,008)   (114,248,115)
                                                                                 --------------  --------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold................................................     60,646,502     106,625,044
Reinvestment of distributions...................................................      3,500,008     114,248,115
Cost of capital stock reacquired................................................    (51,088,672)    (23,560,155)
                                                                                 --------------  --------------
  Increase (decrease) in net assets resulting from capital stock transactions...     13,057,838     197,313,004
                                                                                 --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................   (162,253,164)    106,327,991
NET ASSETS:
Beginning of period.............................................................  1,154,008,072   1,047,680,081
                                                                                 --------------  --------------
End of period................................................................... $  991,754,908  $1,154,008,072
                                                                                 --------------  --------------
Undistributed net investment income (loss) included in net assets at the end of
 the period..................................................................... $      182,418  $       47,625
                                                                                 --------------  --------------
SHARES ISSUED AND REACQUIRED:
Sold............................................................................      4,013,634       5,883,611
Issued for distributions reinvested.............................................        229,249       6,657,172
Reacquired......................................................................     (3,446,054)     (1,314,212)
                                                                                 --------------  --------------
  Increase (decrease) in shares outstanding.....................................        796,829      11,226,571
Shares outstanding:
  Beginning of period...........................................................     64,086,193      52,859,622
                                                                                 --------------  --------------
  End of period.................................................................     64,883,022      64,086,193
                                                                                 --------------  --------------

                                                                                    SMALL CAP INDEX FUND
                                                                                 --------------------------
                                                                                   For the
                                                                                  Six Months      For the
                                                                                    Ended          Year
                                                                                 November 30,      Ended
                                                                                     2002         May 31,
                                                                                 (Unaudited)       2002
                                                                                 ------------  ------------
OPERATIONS:
Net investment income (loss).................................................... $  1,147,779  $  2,421,482
Net realized gain (loss) on securities and foreign currency related transactions   (9,486,668)   (1,306,494)
Net unrealized appreciation (depreciation) on securities and foreign currency
 related transactions...........................................................  (33,046,449)   (3,659,742)
                                                                                 ------------  ------------
  Increase (decrease) in net assets resulting from operations...................  (41,385,338)   (2,544,754)
                                                                                 ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................   (1,150,005)   (2,449,095)
Net realized gain on securities.................................................            -   (31,790,716)
                                                                                 ------------  ------------
  Decrease in net assets resulting from distributions to shareholders...........   (1,150,005)  (34,239,811)
                                                                                 ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold................................................   24,647,630    34,788,835
Reinvestment of distributions...................................................    1,150,005    34,239,811
Cost of capital stock reacquired................................................  (17,071,019)  (11,727,477)
                                                                                 ------------  ------------
  Increase (decrease) in net assets resulting from capital stock transactions...    8,726,616    57,301,169
                                                                                 ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................  (33,808,727)   20,516,604
NET ASSETS:
Beginning of period.............................................................  257,046,255   236,529,651
                                                                                 ------------  ------------
End of period................................................................... $223,237,528  $257,046,255
                                                                                 ------------  ------------
Undistributed net investment income (loss) included in net assets at the end of
 the period..................................................................... $     11,518  $     13,744
                                                                                 ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold............................................................................    2,558,677     2,758,916
Issued for distributions reinvested.............................................      116,538     2,883,311
Reacquired......................................................................   (1,780,066)     (937,600)
                                                                                 ------------  ------------
  Increase (decrease) in shares outstanding.....................................      895,149     4,704,627
Shares outstanding:
  Beginning of period...........................................................   21,473,290    16,768,663
                                                                                 ------------  ------------
  End of period.................................................................   22,368,439    21,473,290
                                                                                 ------------  ------------

                                                                                  NASDAQ-100(R) INDEX FUND
                                                                                 -------------------------
                                                                                   For the
                                                                                  Six Months     For the
                                                                                    Ended         Year
                                                                                 November 30,     Ended
                                                                                     2002        May 31,
                                                                                 (Unaudited)      2002
                                                                                 ------------ ------------
OPERATIONS:
Net investment income (loss).................................................... $   (65,467) $    (85,912)
Net realized gain (loss) on securities and foreign currency related transactions  (2,569,452)   (2,106,063)
Net unrealized appreciation (depreciation) on securities and foreign currency
 related transactions...........................................................   1,501,876    (7,639,144)
                                                                                 -----------  ------------
  Increase (decrease) in net assets resulting from operations...................  (1,133,043)   (9,831,119)
                                                                                 -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................................................           -             -
Net realized gain on securities.................................................           -             -
                                                                                 -----------  ------------
  Decrease in net assets resulting from distributions to shareholders...........           -             -
                                                                                 -----------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold................................................  16,408,088    28,990,100
Reinvestment of distributions...................................................           -             -
Cost of capital stock reacquired................................................  (8,826,233)  (11,715,134)
                                                                                 -----------  ------------
  Increase (decrease) in net assets resulting from capital stock transactions...   7,581,855    17,274,966
                                                                                 -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................   6,448,812     7,443,847
NET ASSETS:
Beginning of period.............................................................  26,448,561    19,004,714
                                                                                 -----------  ------------
End of period................................................................... $32,897,373  $ 26,448,561
                                                                                 -----------  ------------
Undistributed net investment income (loss) included in net assets at the end of
 the period..................................................................... $   (65,467) $          -
                                                                                 -----------  ------------
SHARES ISSUED AND REACQUIRED:
Sold............................................................................   5,889,588     6,901,612
Issued for distributions reinvested.............................................           -             -
Reacquired......................................................................  (3,178,751)   (2,847,894)
                                                                                 -----------  ------------
  Increase (decrease) in shares outstanding.....................................   2,710,837     4,053,718
Shares outstanding:
  Beginning of period...........................................................   7,785,745     3,732,027
                                                                                 -----------  ------------
  End of period.................................................................  10,496,582     7,785,745
                                                                                 -----------  ------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

120
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                                             SMALL CAP FUND
                                                                                      ---------------------------
                                                                                         For  the
                                                                                        Six Months      For the
                                                                                          Ended          Year
                                                                                       November 30,      Ended
                                                                                           2002         May 31,
                                                                                       (Unaudited)       2002
                                                                                      -------------  ------------
OPERATIONS:
Net investment income (loss)......................................................... $    (578,301) $ (1,038,852)
Net realized gain (loss) on securities and foreign currency related transactions.....   (59,174,964)  (26,412,065)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................   (42,496,292)     (185,627)
                                                                                      -------------  ------------
  Increase (decrease) in net assets resulting from operations........................  (102,249,557)  (27,636,544)
                                                                                      -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................             -             -
Net realized gain on securities......................................................             -             -
                                                                                      -------------  ------------
  Decrease in net assets resulting from distributions to shareholders................             -             -
                                                                                      -------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................    14,872,803     8,630,434
Reinvestment of distributions........................................................             -             -
Cost of capital stock reacquired.....................................................   (44,502,602)  (38,557,077)
                                                                                      -------------  ------------
  Increase (decrease) in net assets resulting from capital stock transactions........   (29,629,799)  (29,926,643)
                                                                                      -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................  (131,879,356)  (57,563,187)
NET ASSETS:
Beginning of period..................................................................   657,044,957   714,608,144
                                                                                      -------------  ------------
End of period........................................................................ $ 525,165,601  $657,044,957
                                                                                      -------------  ------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $    (578,301) $          -
                                                                                      -------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................     1,993,866       981,466
Issued for distributions reinvested..................................................             -             -
Reacquired...........................................................................    (6,161,756)   (4,428,099)
                                                                                      -------------  ------------
  Increase (decrease) in shares outstanding..........................................    (4,167,890)   (3,446,633)
Shares outstanding:
  Beginning of period................................................................    75,124,962    78,571,595
                                                                                      -------------  ------------
  End of period......................................................................    70,957,072    75,124,962
                                                                                      -------------  ------------

                                                                                       INTERNATIONAL EQUITIES FUND
                                                                                      ----------------------------
                                                                                         For the
                                                                                        Six Months      For the
                                                                                          Ended          Year
                                                                                       November 30,      Ended
                                                                                           2002         May 31,
                                                                                       (Unaudited)       2002
                                                                                      -------------  -------------
OPERATIONS:
Net investment income (loss)......................................................... $     458,974      1,192,229
Net realized gain (loss) on securities and foreign currency related transactions.....    (2,970,130)    (6,356,559)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................   (13,359,818)    (6,796,664)
                                                                                      -------------  -------------
  Increase (decrease) in net assets resulting from operations........................   (15,870,974)   (11,960,994)
                                                                                      -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................      (300,002)    (2,128,544)
Net realized gain on securities......................................................             -    (13,127,599)
                                                                                      -------------  -------------
  Decrease in net assets resulting from distributions to shareholders................      (300,002)   (15,256,143)
                                                                                      -------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................   159,757,366    129,891,283
Reinvestment of distributions........................................................       300,002     15,256,143
Cost of capital stock reacquired.....................................................  (163,276,389)  (134,891,561)
                                                                                      -------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions........    (3,219,021)    10,255,865
                                                                                      -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................   (19,389,997)   (16,961,272)
NET ASSETS:
Beginning of period..................................................................   101,562,441    118,523,713
                                                                                      -------------  -------------
End of period........................................................................ $  82,172,444  $ 101,562,441
                                                                                      -------------  -------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $      76,634  $     (82,338)
                                                                                      -------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................    29,219,827     18,562,166
Issued for distributions reinvested..................................................        53,719      2,353,520
Reacquired...........................................................................   (29,515,911)   (19,190,783)
                                                                                      -------------  -------------
  Increase (decrease) in shares outstanding..........................................      (242,365)     1,724,903
Shares outstanding:
  Beginning of period................................................................    15,226,237     13,501,334
                                                                                      -------------  -------------
  End of period......................................................................    14,983,872     15,226,237
                                                                                      -------------  -------------

                                                                                      INTERNATIONAL GROWTH I FUND
                                                                                      ---------------------------
                                                                                        For the
                                                                                       Six Months      For the
                                                                                         Ended          Year
                                                                                      November 30,      Ended
                                                                                          2002         May 31,
                                                                                      (Unaudited)       2002
                                                                                      ------------  -------------
OPERATIONS:
Net investment income (loss)......................................................... $  1,549,766  $   3,082,545
Net realized gain (loss) on securities and foreign currency related transactions.....  (47,083,160)  (118,049,730)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................  (17,674,466)    48,277,166
                                                                                      ------------  -------------
  Increase (decrease) in net assets resulting from operations........................  (63,207,860)   (66,690,019)
                                                                                      ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................   (1,250,001)    (1,035,279)
Net realized gain on securities......................................................            -              -
                                                                                      ------------  -------------
  Decrease in net assets resulting from distributions to shareholders................   (1,250,001)    (1,035,279)
                                                                                      ------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................   34,982,453     32,796,997
Reinvestment of distributions........................................................    1,250,001      1,035,279
Cost of capital stock reacquired.....................................................  (59,041,000)   (61,001,083)
                                                                                      ------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions........  (22,808,546)   (27,168,807)
                                                                                      ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................  (87,266,407)   (94,894,105)
NET ASSETS:
Beginning of period..................................................................  438,473,778    533,367,883
                                                                                      ------------  -------------
End of period........................................................................ $351,207,371  $ 438,473,778
                                                                                      ------------  -------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $  2,913,026  $   2,613,261
                                                                                      ------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................    5,502,336      4,539,836
Issued for distributions reinvested..................................................      201,223        141,263
Reacquired...........................................................................   (9,240,955)    (8,391,415)
                                                                                      ------------  -------------
  Increase (decrease) in shares outstanding..........................................   (3,537,396)    (3,710,316)
Shares outstanding:
  Beginning of period................................................................   60,440,797     64,151,113
                                                                                      ------------  -------------
  End of period......................................................................   56,903,401     60,440,797
                                                                                      ------------  -------------

                                                                                         OPPORTUNITIES FUND
                                                                                      ------------------------
                                                                                        For  the
                                                                                       Six Months    For the
                                                                                         Ended        Year
                                                                                      November 30,    Ended
                                                                                          2002       May 31,
                                                                                      (Unaudited)     2002
                                                                                      ------------ -----------
OPERATIONS:
Net investment income (loss).........................................................  $  (22,132) $   (42,633)
Net realized gain (loss) on securities and foreign currency related transactions.....    (624,489)  (1,415,040)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................     177,342      188,214
                                                                                       ----------  -----------
  Increase (decrease) in net assets resulting from operations........................    (469,279)  (1,269,459)
                                                                                       ----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................           -            -
Net realized gain on securities......................................................           -            -
                                                                                       ----------  -----------
  Decrease in net assets resulting from distributions to shareholders................           -            -
                                                                                       ----------  -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................     767,230    2,407,030
Reinvestment of distributions........................................................           -            -
Cost of capital stock reacquired.....................................................    (562,319)  (1,152,082)
                                                                                       ----------  -----------
  Increase (decrease) in net assets resulting from capital stock transactions........     204,911    1,254,948
                                                                                       ----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................    (264,368)     (14,511)
NET ASSETS:
Beginning of period..................................................................   3,930,051    3,944,562
                                                                                       ----------  -----------
End of period........................................................................  $3,665,683  $ 3,930,051
                                                                                       ----------  -----------
Undistributed net investment income (loss) included in net assets at the end of the
 period..............................................................................  $  (22,132) $         -
                                                                                       ----------  -----------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................     185,730      445,481
Issued for distributions reinvested..................................................           -            -
Reacquired...........................................................................    (140,546)    (219,893)
                                                                                       ----------  -----------
  Increase (decrease) in shares outstanding..........................................      45,184      225,588
Shares outstanding:
  Beginning of period................................................................     836,513      610,925
                                                                                       ----------  -----------
  End of period......................................................................     881,697      836,513
                                                                                       ----------  -----------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            121
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                                              BLUE CHIP
                                                                                             GROWTH FUND
                                                                                      ------------------------
                                                                                        For  the
                                                                                       Six Months    For the
                                                                                         Ended        Year
                                                                                      November 30,    Ended
                                                                                          2002       May 31,
                                                                                      (Unaudited)     2002
                                                                                      ------------ -----------
OPERATIONS:
Net investment income (loss)......................................................... $    (9,529) $   (29,658)
Net realized gain (loss) on securities and foreign currency related transactions.....  (1,690,711)  (1,930,169)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................    (577,726)    (817,562)
                                                                                      -----------  -----------
  Increase (decrease) in net assets resulting from operations........................  (2,277,966)  (2,777,389)
                                                                                      -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................           -      (11,404)
Net realized gain on securities......................................................           -            -
                                                                                      -----------  -----------
  Decrease in net assets resulting from distributions to shareholders................           -      (11,404)
                                                                                      -----------  -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................   6,918,795   10,319,381
Reinvestment of distributions........................................................           -       11,404
Cost of capital stock reacquired.....................................................  (5,350,753)  (2,070,101)
                                                                                      -----------  -----------
  Increase (decrease) in net assets resulting from capital stock transactions........   1,568,042    8,260,684
                                                                                      -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................    (709,924)   5,471,891
NET ASSETS:
Beginning of period..................................................................  20,063,415   14,591,524
                                                                                      -----------  -----------
End of period........................................................................ $19,353,491  $20,063,415
                                                                                      -----------  -----------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $    (9,529) $         -
                                                                                      -----------  -----------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................   1,100,598    1,330,801
Issued for distributions reinvested..................................................           -        1,525
Reacquired...........................................................................    (863,357)    (271,401)
                                                                                      -----------  -----------
  Increase (decrease) in shares outstanding..........................................     237,241    1,060,925
Shares outstanding:
  Beginning of period................................................................   2,763,288    1,702,363
                                                                                      -----------  -----------
  End of period......................................................................   3,000,529    2,763,288
                                                                                      -----------  -----------

                                                                                            CORE EQUITY FUND
                                                                                      ----------------------------
                                                                                         For  the
                                                                                        Six Months      For the
                                                                                          Ended          Year
                                                                                       November 30,      Ended
                                                                                           2002         May 31,
                                                                                       (Unaudited)       2002
                                                                                      -------------  -------------
OPERATIONS:
Net investment income (loss)......................................................... $   3,071,562  $   4,204,867
Net realized gain (loss) on securities and foreign currency related transactions.....   (29,933,367)   (85,727,415)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................   (51,308,866)   (61,973,159)
                                                                                      -------------  -------------
  Increase (decrease) in net assets resulting from operations........................   (78,170,671)  (143,495,707)
                                                                                      -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................    (3,200,009)    (4,285,757)
Net realized gain on securities......................................................             -             --
                                                                                      -------------  -------------
  Decrease in net assets resulting from distributions to shareholders................    (3,200,009)    (4,285,757)
                                                                                      -------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................    14,570,309      4,370,220
Reinvestment of distributions........................................................     3,200,009      4,285,757
Cost of capital stock reacquired.....................................................   (63,043,541)   (90,211,615)
                                                                                      -------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions........   (45,273,223)   (81,555,638)
                                                                                      -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................  (126,643,903)  (229,337,102)
NET ASSETS:
Beginning of period..................................................................   684,642,425    913,979,527
                                                                                      -------------  -------------
End of period........................................................................ $ 557,998,522  $ 684,642,425
                                                                                      -------------  -------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $       4,388  $     132,835
                                                                                      -------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................     1,676,456        358,675
Issued for distributions reinvested..................................................       145,380        370,730
Reacquired...........................................................................    (6,654,382)    (7,484,584)
                                                                                      -------------  -------------
  Increase (decrease) in shares outstanding..........................................    (4,832,546)    (6,755,179)
Shares outstanding:
  Beginning of period................................................................    61,675,045     68,430,224
                                                                                      -------------  -------------
  End of period......................................................................    56,842,499     61,675,045
                                                                                      -------------  -------------

                                                                                         LARGE CAP GROWTH FUND
                                                                                      ---------------------------
                                                                                        For the
                                                                                       Six Months      For the
                                                                                         Ended          Year
                                                                                      November 30,      Ended
                                                                                          2002         May 31,
                                                                                      (Unaudited)       2002
                                                                                      ------------  -------------
OPERATIONS:
Net investment income (loss)......................................................... $    171,945  $    (726,651)
Net realized gain (loss) on securities and foreign currency related transactions.....  (67,442,564)   (99,205,854)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................   (3,695,391)    (4,391,856)
                                                                                      ------------  -------------
  Increase (decrease) in net assets resulting from operations........................  (70,966,010)  (104,324,361)
                                                                                      ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................     (175,003)             -
Net realized gain on securities......................................................            -              -
                                                                                      ------------  -------------
  Decrease in net assets resulting from distributions to shareholders................     (175,003)             -
                                                                                      ------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................   16,010,751     21,172,179
Reinvestment of distributions........................................................      175,003              -
Cost of capital stock reacquired.....................................................  (42,735,067)   (22,418,137)
                                                                                      ------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions........  (26,549,313)    (1,245,958)
                                                                                      ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................  (97,690,326)  (105,570,319)
NET ASSETS:
Beginning of period..................................................................  519,129,241    624,699,560
                                                                                      ------------  -------------
End of period........................................................................ $421,438,915  $ 519,129,241
                                                                                      ------------  -------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $     (3,058) $           -
                                                                                      ------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................    3,009,598      3,109,391
Issued for distributions reinvested..................................................       32,469              -
Reacquired...........................................................................   (8,191,435)    (3,412,140)
                                                                                      ------------  -------------
  Increase (decrease) in shares outstanding..........................................   (5,149,368)      (302,749)
Shares outstanding:
  Beginning of period................................................................   83,752,202     84,054,951
                                                                                      ------------  -------------
  End of period......................................................................   78,602,834     83,752,202
                                                                                      ------------  -------------

                                                                                            GROWTH & INCOME
                                                                                                 FUND
                                                                                      --------------------------
                                                                                        For  the
                                                                                      Six  Months      For the
                                                                                         Ended          Year
                                                                                      November 30,      Ended
                                                                                          2002         May 31,
                                                                                      (Unaudited)       2002
                                                                                      ------------  ------------
OPERATIONS:
Net investment income (loss)......................................................... $    805,221  $  1,398,200
Net realized gain (loss) on securities and foreign currency related transactions.....  (18,631,830)  (20,801,949)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................   (7,657,120)  (10,418,934)
                                                                                      ------------  ------------
  Increase (decrease) in net assets resulting from operations........................  (25,483,729)  (29,822,683)
                                                                                      ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................     (830,002)   (1,490,238)
Net realized gain on securities......................................................            -    (3,706,627)
                                                                                      ------------  ------------
  Decrease in net assets resulting from distributions to shareholders................     (830,002)   (5,196,865)
                                                                                      ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................    6,112,057     4,856,986
Reinvestment of distributions........................................................      830,002     5,196,865
Cost of capital stock reacquired.....................................................  (21,061,087)  (21,775,717)
                                                                                      ------------  ------------
  Increase (decrease) in net assets resulting from capital stock transactions........  (14,119,028)  (11,721,866)
                                                                                      ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................  (40,432,759)  (46,741,414)
NET ASSETS:
Beginning of period..................................................................  220,745,149   267,486,563
                                                                                      ------------  ------------
End of period........................................................................ $180,312,390  $220,745,149
                                                                                      ------------  ------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $     13,909  $     38,690
                                                                                      ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................      538,646       354,581
Issued for distributions reinvested..................................................       73,243       383,044
Reacquired...........................................................................   (1,897,815)   (1,618,173)
                                                                                      ------------  ------------
  Increase (decrease) in shares outstanding..........................................   (1,285,926)     (880,548)
Shares outstanding:
  Beginning of period................................................................   17,145,367    18,025,915
                                                                                      ------------  ------------
  End of period......................................................................   15,859,441    17,145,367
                                                                                      ------------  ------------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

122
                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED




                                                                                          INCOME & GROWTH FUND
                                                                                      ---------------------------
                                                                                         For the
                                                                                        Six Months      For the
                                                                                          Ended          Year
                                                                                       November 30,      Ended
                                                                                           2002         May 31,
                                                                                       (Unaudited)       2002
                                                                                      -------------  ------------
OPERATIONS:
Net investment income (loss)......................................................... $   1,351,799  $  2,222,954
Net realized gain (loss) on securities and foreign currency related transactions.....   (20,312,085)  (15,649,387)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................    (9,081,029)  (14,290,150)
                                                                                      -------------  ------------
  Increase (decrease) in net assets resulting from operations........................  (28,041,315)   (27,716,583)
                                                                                      -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................    (1,450,001)   (2,330,732)
Net realized gain on securities......................................................             -             -
                                                                                      -------------  ------------
 Decrease in net assets resulting from distributions to shareholders.................    (1,450,001)   (2,330,732)
                                                                                      -------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................     8,538,583    10,450,385
Reinvestment of distributions........................................................     1,450,001     2,330,732
Cost of capital stock reacquired.....................................................   (20,534,201)   (8,528,031)
                                                                                      -------------  ------------
 Increase (decrease) in net assets resulting from capital stock transactions.........   (10,545,617)    4,253,086
                                                                                      -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................   (40,036,933)  (25,794,229)
NET ASSETS:
Beginning of period..................................................................   235,508,487   261,302,716
                                                                                      -------------  ------------
End of period........................................................................ $ 195,471,554  $235,508,487
                                                                                      -------------  ------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $       3,393  $    101,595
                                                                                      -------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................     1,160,607     1,176,134
Issued for distributions reinvested..................................................       194,990       269,316
Reacquired...........................................................................    (2,837,767)     (979,052)
                                                                                      -------------  ------------
 Increase (decrease) in shares outstanding...........................................    (1,482,170)      466,398
Shares outstanding:
 Beginning of period.................................................................    27,663,508    27,197,110
                                                                                      -------------  ------------
 End of period.......................................................................    26,181,338    27,663,508
                                                                                      -------------  ------------

                                                                                           SCIENCE & TECHNOLOGY
                                                                                                   FUND
                                                                                      ------------------------------
                                                                                         For the
                                                                                        Six Months        For the
                                                                                          Ended            Year
                                                                                       November 30,        Ended
                                                                                           2002           May 31,
                                                                                       (Unaudited)         2002
                                                                                      --------------  --------------
OPERATIONS:
Net investment income (loss)......................................................... $   (3,303,373) $   (9,180,409)
Net realized gain (loss) on securities and foreign currency related transactions.....   (293,676,671)   (850,855,415)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................    165,723,500      12,391,621
                                                                                      --------------  --------------
  Increase (decrease) in net assets resulting from operations........................   (131,256,544)   (847,644,203)
                                                                                      --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................              -               -
Net realized gain on securities......................................................              -     (95,656,832)
                                                                                      --------------  --------------
 Decrease in net assets resulting from distributions to shareholders.................              -     (95,656,832)
                                                                                      --------------  --------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................     59,646,240     124,797,118
Reinvestment of distributions........................................................              -      95,656,832
Cost of capital stock reacquired.....................................................    (82,396,090)    (57,789,199)
                                                                                      --------------  --------------
 Increase (decrease) in net assets resulting from capital stock transactions.........    (22,749,850)    162,664,751
                                                                                      --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................   (154,006,394)   (780,636,284)
NET ASSETS:
Beginning of period..................................................................  1,234,937,453   2,015,573,737
                                                                                      --------------  --------------
End of period........................................................................ $1,080,931,059  $1,234,937,453
                                                                                      --------------  --------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $   (3,303,373) $            -
                                                                                      --------------  --------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................      7,760,651       9,833,397
Issued for distributions reinvested..................................................              -       7,444,111
Reacquired...........................................................................    (10,888,051)     (4,806,172)
                                                                                      --------------  --------------
 Increase (decrease) in shares outstanding...........................................     (3,127,400)     12,471,336
Shares outstanding:
 Beginning of period.................................................................    129,125,631     116,654,295
                                                                                      --------------  --------------
 End of period.......................................................................    125,998,231     129,125,631
                                                                                      --------------  --------------

                                                                                        HEALTH SCIENCES FUND
                                                                                      ------------------------
                                                                                        For the
                                                                                       Six Months    For the
                                                                                         Ended        Year
                                                                                      November 30,    Ended
                                                                                          2002       May 31,
                                                                                      (Unaudited)     2002
                                                                                      ------------ -----------
OPERATIONS:
Net investment income (loss)......................................................... $  (171,353) $  (267,426)
Net realized gain (loss) on securities and foreign currency related transactions.....  (3,225,207)  (2,664,903)
Net unrealized appreciation (depreciation) on securities and foreign currency related transactions........................................................................  (2,439,668)  (3,884,320)
                                                                                      -----------  -----------
  Increase (decrease) in net assets resulting from operations........................  (5,836,228)  (6,816,649)
                                                                                      -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................           -            -
Net realized gain on securities......................................................           -            -
                                                                                      -----------  -----------
 Decrease in net assets resulting from distributions to shareholders.................           -            -
                                                                                      -----------  -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................  12,426,483   38,708,630
Reinvestment of distributions........................................................           -            -
Cost of capital stock reacquired.....................................................  (5,394,032)  (1,343,297)
                                                                                      -----------  -----------
 Increase (decrease) in net assets resulting from capital stock transactions.........   7,032,451   37,365,333
                                                                                      -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................   1,196,223   30,548,684
NET ASSETS:
Beginning of period..................................................................  54,514,181   23,965,497
                                                                                      -----------  -----------
End of period........................................................................ $55,710,404  $54,514,181
                                                                                      -----------  -----------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $  (172,773) $    (1,420)
                                                                                      -----------  -----------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................   1,804,145    4,506,197
Issued for distributions reinvested..................................................           -            -
Reacquired...........................................................................    (794,701)    (160,732)
                                                                                      -----------  -----------
 Increase (decrease) in shares outstanding...........................................   1,009,444    4,345,465
Shares outstanding:
 Beginning of period.................................................................   7,029,275    2,683,810
                                                                                      -----------  -----------
 End of period.......................................................................   8,038,719    7,029,275
                                                                                      -----------  -----------

                                                                                           SOCIAL AWARENESS
                                                                                                 FUND
                                                                                      --------------------------
                                                                                        For the
                                                                                       Six Months      For the
                                                                                         Ended          Year
                                                                                      November 30,      Ended
                                                                                          2002         May 31,
                                                                                      (Unaudited)       2002
                                                                                      ------------  ------------
OPERATIONS:
Net investment income (loss)......................................................... $  1,740,229  $  3,063,479
Net realized gain (loss) on securities and foreign currency related transactions.....  (45,924,129)    2,405,406
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................   (5,050,370)  (67,528,325)
                                                                                      ------------  ------------
  Increase (decrease) in net assets resulting from operations........................  (49,234,270)  (62,059,440)
                                                                                      ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................   (1,720,003)   (3,274,137)
Net realized gain on securities......................................................            -   (13,322,022)
                                                                                      ------------  ------------
 Decrease in net assets resulting from distributions to shareholders.................   (1,720,003)  (16,596,159)
                                                                                      ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................   12,654,497     9,216,000
Reinvestment of distributions........................................................    1,720,003    16,596,159
Cost of capital stock reacquired.....................................................  (36,312,223)  (23,030,619)
                                                                                      ------------  ------------
 Increase (decrease) in net assets resulting from capital stock transactions.........  (21,937,723)    2,781,540
                                                                                      ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................  (72,891,996)  (75,874,059)
NET ASSETS:
Beginning of period..................................................................  414,107,762   489,981,821
                                                                                      ------------  ------------
End of period........................................................................ $341,215,766  $414,107,762
                                                                                      ------------  ------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $     28,068  $      7,842
                                                                                      ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................      825,120       479,719
Issued for distributions reinvested..................................................      112,108       872,066
Reacquired...........................................................................   (2,422,130)   (1,228,509)
                                                                                      ------------  ------------
 Increase (decrease) in shares outstanding...........................................   (1,484,902)      123,276
Shares outstanding:
 Beginning of period.................................................................   23,444,217    23,320,941
                                                                                      ------------  ------------
 End of period.......................................................................   21,959,315    23,444,217
                                                                                      ------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            123
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                                           ASSET ALLOCATION
                                                                                                 FUND
                                                                                      --------------------------
                                                                                      For the Six
                                                                                         Months
                                                                                         Ended        For the
                                                                                      November 30,   Year Ended
                                                                                          2002        May 31,
                                                                                      (Unaudited)       2002
                                                                                      ------------  ------------
OPERATIONS:
Net investment income (loss)......................................................... $  2,129,558  $  5,245,356
Net realized gain (loss) on securities and foreign currency related transactions.....   (2,912,151)      543,918
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................   (7,717,231)  (17,234,426)
                                                                                      ------------  ------------
 Increase (decrease) in net assets resulting from operations.........................   (8,499,824)  (11,445,152)
                                                                                      ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................   (2,150,001)   (5,337,298)
Net realized gain on securities......................................................            -    (5,306,674)
                                                                                      ------------  ------------
 Decrease in net assets resulting from distributions to shareholders.................   (2,150,001)  (10,643,972)
                                                                                      ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................    3,976,218     2,530,781
Reinvestment of distributions........................................................    2,150,001    10,643,972
Cost of capital stock reacquired.....................................................  (15,778,451)  (18,529,942)
                                                                                      ------------  ------------
  Increase (decrease) in net assets resulting from capital stock transactions........  (9,652,232)    (5,355,189)
                                                                                      ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................  (20,302,057)  (27,444,313)
NET ASSETS:
Beginning of period..................................................................  180,925,012   208,369,325
                                                                                      ------------  ------------
End of period........................................................................ $160,622,955  $180,925,012
                                                                                      ------------  ------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $    (17,842) $      2,601
                                                                                      ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................      376,111       210,293
Issued for distributions reinvested..................................................      202,107       902,001
Reacquired...........................................................................   (1,509,645)   (1,556,221)
                                                                                      ------------  ------------
 Increase (decrease) in shares outstanding...........................................     (931,427)     (443,927)
Shares outstanding:
 Beginning of period.................................................................   15,944,067    16,387,994
                                                                                      ------------  ------------
 End of period.......................................................................   15,012,640    15,944,067
                                                                                      ------------  ------------

                                                                                         CAPITAL CONSERVATION
                                                                                                 FUND
                                                                                      -------------------------
                                                                                      For the Six
                                                                                         Months
                                                                                         Ended        For the
                                                                                      November 30,   Year Ended
                                                                                          2002        May 31,
                                                                                      (Unaudited)       2002
                                                                                      ------------  -----------
OPERATIONS:
Net investment income (loss)......................................................... $  1,649,607  $ 3,687,499
Net realized gain (loss) on securities and foreign currency related transactions.....      836,543     (393,500)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................      759,727      439,390
                                                                                      ------------  -----------
 Increase (decrease) in net assets resulting from operations.........................    3,245,877    3,733,389
                                                                                      ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................   (1,690,001)  (3,724,669)
Net realized gain on securities......................................................            -            -
                                                                                      ------------  -----------
 Decrease in net assets resulting from distributions to shareholders.................   (1,690,001)  (3,724,669)
                                                                                      ------------  -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................   16,228,387   18,044,376
Reinvestment of distributions........................................................    1,690,001    3,724,669
Cost of capital stock reacquired.....................................................  (10,183,738)  (8,552,737)
                                                                                      ------------  -----------
  Increase (decrease) in net assets resulting from capital stock transactions........    7,734,650   13,216,308
                                                                                      ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................    9,290,526   13,225,028
NET ASSETS:
Beginning of period..................................................................   69,784,909   56,559,881
                                                                                      ------------  -----------
End of period........................................................................ $ 79,075,435  $69,784,909
                                                                                      ------------  -----------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $    (25,241) $    15,153
                                                                                      ------------  -----------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................    1,688,531    1,895,672
Issued for distributions reinvested..................................................      176,501      393,898
Reacquired...........................................................................   (1,058,961)    (907,646)
                                                                                      ------------  -----------
 Increase (decrease) in shares outstanding...........................................      806,071    1,381,924
Shares outstanding:
 Beginning of period.................................................................    7,440,105    6,058,181
                                                                                      ------------  -----------
 End of period.......................................................................    8,246,176    7,440,105
                                                                                      ------------  -----------

                                                                                         GOVERNMENT SECURITIES
                                                                                                 FUND
                                                                                      --------------------------
                                                                                      For the Six
                                                                                         Months
                                                                                         Ended        For the
                                                                                      November 30,   Year Ended
                                                                                          2002        May 31,
                                                                                      (Unaudited)       2002
                                                                                      ------------  ------------
OPERATIONS:
Net investment income (loss)......................................................... $  3,314,890  $  6,442,725
Net realized gain (loss) on securities and foreign currency related transactions.....    3,817,936     1,840,227
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................    2,078,348     1,491,614
                                                                                      ------------  ------------
 Increase (decrease) in net assets resulting from operations.........................    9,211,174     9,774,566
                                                                                      ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................   (3,375,002)   (6,503,121)
Net realized gain on securities......................................................            -             -
                                                                                      ------------  ------------
 Decrease in net assets resulting from distributions to shareholders.................   (3,375,002)   (6,503,121)
                                                                                      ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................   64,443,588    24,976,847
Reinvestment of distributions........................................................    3,375,002     6,503,121
Cost of capital stock reacquired.....................................................  (24,368,124)  (19,539,415)
                                                                                      ------------  ------------
  Increase (decrease) in net assets resulting from capital stock transactions........   43,450,466    11,940,553
                                                                                      ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................   49,286,638    15,211,998
NET ASSETS:
Beginning of period..................................................................  134,726,095   119,514,097
                                                                                      ------------  ------------
End of period........................................................................ $184,012,733  $134,726,095
                                                                                      ------------  ------------
Undistributed net investment income (loss) included in net assets at the end of the
 period.............................................................................. $     (1,164) $     58,948
                                                                                      ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................    5,947,714     2,390,285
Issued for distributions reinvested..................................................      312,379       626,423
Reacquired...........................................................................   (2,240,983)   (1,896,492)
                                                                                      ------------  ------------
 Increase (decrease) in shares outstanding...........................................    4,019,110     1,120,216
Shares outstanding:
 Beginning of period.................................................................   12,993,314    11,873,098
                                                                                      ------------  ------------
 End of period.......................................................................   17,012,424    12,993,314
                                                                                      ------------  ------------

                                                                                       INTERNATIONAL GOVERNMENT
                                                                                               BOND FUND
                                                                                      --------------------------
                                                                                      For the Six
                                                                                         Months
                                                                                         Ended        For the
                                                                                      November 30,   Year Ended
                                                                                          2002        May 31,
                                                                                      (Unaudited)       2002
                                                                                      ------------  ------------
OPERATIONS:
Net investment income (loss)......................................................... $  2,906,112  $  5,733,608
Net realized gain (loss) on securities and foreign currency related transactions.....     (241,377)   (4,875,715)
Net unrealized appreciation (depreciation) on securities and foreign currency related
 transactions........................................................................    4,147,107     8,937,569
                                                                                      ------------  ------------
 Increase (decrease) in net assets resulting from operations.........................    6,811,842     9,795,462
                                                                                      ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................            -             -
Net realized gain on securities......................................................            -      (840,901)
                                                                                      ------------  ------------
 Decrease in net assets resulting from distributions to shareholders.................            -      (840,901)
                                                                                      ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.....................................................   30,448,030    12,736,367
Reinvestment of distributions........................................................            -       840,901
Cost of capital stock reacquired.....................................................  (19,790,515)  (20,455,807)
                                                                                      ------------  ------------
  Increase (decrease) in net assets resulting from capital stock transactions........   10,657,515    (6,878,539)
                                                                                      ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..............................................   17,469,357     2,076,022
NET ASSETS:
Beginning of period..................................................................  102,053,359    99,977,337
                                                                                      ------------  ------------
End of period........................................................................ $119,522,716  $102,053,359
                                                                                      ------------  ------------
Undistributed net investment income (loss) included in net assets at the end of the period.............................................................................. $ (1,472,977) $ (4,379,089)
                                                                                      ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold.................................................................................    2,680,358     1,213,327
Issued for distributions reinvested..................................................            -        79,934
Reacquired...........................................................................   (1,742,193)   (1,949,366)
                                                                                      ------------  ------------
 Increase (decrease) in shares outstanding...........................................      938,165      (656,105)
Shares outstanding:
 Beginning of period.................................................................    9,241,533     9,897,638
                                                                                      ------------  ------------
 End of period.......................................................................   10,179,698     9,241,533
                                                                                      ------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

124
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                                                                          MONEY MARKET I
                                                                                                               FUND
                                                                                                   ----------------------------
                                                                                                    For the Six
                                                                                                       Months
                                                                                                       Ended         For the
                                                                                                    November 30,    Year Ended
                                                                                                        2002         May 31,
                                                                                                    (Unaudited)        2002
                                                                                                   -------------  -------------
OPERATIONS:
Net investment income (loss)...................................................................... $   3,917,279  $  13,300,299
Net realized gain (loss) on securities and foreign currency related transactions..................             -              -
Net unrealized appreciation (depreciation) on securities and foreign currency related transactions             -              -
                                                                                                   -------------  -------------
 Increase (decrease) in net assets resulting from operations......................................     3,917,279     13,300,299
                                                                                                   -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................................................................    (3,917,279)   (13,300,299)
Net realized gain on securities...................................................................             -              -
                                                                                                   -------------  -------------
 Decrease in net assets resulting from distributions to shareholders..............................    (3,917,279)   (13,300,299)
                                                                                                   -------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..................................................................   293,897,326    679,207,991
Reinvestment of distributions.....................................................................     3,917,279     13,300,299
Cost of capital stock reacquired..................................................................  (467,787,626)  (537,880,608)
                                                                                                   -------------  -------------
 Increase (decrease) in net assets resulting from capital stock transactions......................  (169,973,021)   154,627,682
                                                                                                   -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................................................  (169,973,021)   154,627,682
NET ASSETS:
Beginning of period...............................................................................   734,134,803    579,507,121
                                                                                                   -------------  -------------
End of period..................................................................................... $ 564,161,782  $ 734,134,803
                                                                                                   -------------  -------------
Undistributed net investment income (loss) included in net assets at the end of the period........ $           -  $           -
                                                                                                   -------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold..............................................................................................   293,897,326    679,207,991
Issued for distributions reinvested...............................................................     3,917,279     13,300,299
Reacquired........................................................................................  (467,787,626)  (537,880,608)
                                                                                                   -------------  -------------
 Increase (decrease) in shares outstanding........................................................  (169,973,021)   154,627,682
Shares outstanding:
 Beginning of year................................................................................   734,134,803    579,507,121
                                                                                                   -------------  -------------
 End of year......................................................................................   564,161,782    734,134,803
                                                                                                   -------------  -------------

                                                                                                          VALUE FUND
                                                                                                   ------------------------
                                                                                                   For the Six
                                                                                                      Months        From
                                                                                                      Ended     December 31,
                                                                                                   November 30,   2001* to
                                                                                                       2002       May 31,
                                                                                                   (Unaudited)      2002
                                                                                                   ------------ ------------
OPERATIONS:
Net investment income (loss)...................................................................... $    56,265  $    22,418
Net realized gain (loss) on securities and foreign currency related transactions..................    (537,544)      11,695
Net unrealized appreciation (depreciation) on securities and foreign currency related transactions    (936,727)    (347,933)
                                                                                                   -----------  -----------
 Increase (decrease) in net assets resulting from operations......................................  (1,418,006)    (313,820)
                                                                                                   -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................................................................     (32,001)     (23,158)
Net realized gain on securities...................................................................           -            -
                                                                                                   -----------  -----------
 Decrease in net assets resulting from distributions to shareholders..............................     (32,001)     (23,158)
                                                                                                   -----------  -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..................................................................   1,736,003    1,824,770
Reinvestment of distributions.....................................................................      32,001       23,158
Cost of capital stock reacquired..................................................................  (1,052,563)    (655,800)
                                                                                                   -----------  -----------
 Increase (decrease) in net assets resulting from capital stock transactions......................     715,441    1,192,128
                                                                                                   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................................................    (734,566)     855,150
NET ASSETS:
Beginning of period...............................................................................  10,855,150   10,000,000
                                                                                                   -----------  -----------
End of period..................................................................................... $10,120,584  $10,855,150
                                                                                                   -----------  -----------
Undistributed net investment income (loss) included in net assets at the end of the period........ $    24,264  $         -
                                                                                                   -----------  -----------
SHARES ISSUED AND REACQUIRED:
Sold..............................................................................................     214,357      183,565
Issued for distributions reinvested...............................................................       3,851        2,392
Reacquired........................................................................................    (130,365)     (65,428)
                                                                                                   -----------  -----------
 Increase (decrease) in shares outstanding........................................................      87,843      120,529
Shares outstanding:
 Beginning of year................................................................................   1,120,529    1,000,000
                                                                                                   -----------  -----------
 End of year......................................................................................   1,208,372    1,120,529
                                                                                                   -----------  -----------

* Dateoperations commenced.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            125
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)


Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I," formerly North American Funds Variable Product Series I) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 22 separate mutual funds (the "Funds"), each of which issues its own separate class of common stock:

Stock Index Fund            Growth & Income Fund
Mid Cap Index Fund          Income & Growth Fund
Small Cap Index Fund        Science & Technology Fund
Nasdaq-100(R) Index Fund    Health Sciences Fund
Small Cap Fund              Social Awareness Fund
International Equities Fund Asset Allocation Fund
International Growth I Fund Capital Conservation Fund
Opportunities Fund          Government Securities Fund
Blue Chip Growth Fund       International Government Bond Fund
Core Equity Fund            Money Market I Fund
Large Cap Growth Fund       Value Fund
 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. Investment Valuation

 Securities listed or traded on a national exchange are valued daily at their last reported sale price as of close of the customary trading session on the exchange where the security is principally traded. Securities and call options written on portfolio securities reported on NASDAQ National Market System are valued at the last sale price. In the absence of any sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.
 Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services. Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market I Fund are valued by the amortized cost method which approximates fair market value. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such securities are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined in good faith under the direction of the Board of Directors.

B. Options, Futures, and Forward Currency Contracts

 Call and Put Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the fund realizes a gain in the amount of the premium originally received. If a fund enters into a closing purchase transaction, the fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the fund purchases upon exercise of the option by the holder.
 Purchased options are recorded as investments. If a purchased option expires, a fund realizes a loss in the amount of the cost of the option. If the fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
 Futures Contracts. In order to gain exposure to or to protect against changes in security values, a fund may buy and sell futures contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the fund's basis in the contract.

 Forward Currency Contracts. Certain funds may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the fund is unable to enter into a closing position.

 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying

--------------------------------------------------------------------------------

126
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of a fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

C. Repurchase Agreements and Dollar Rolls

 A fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the fund's holding period. Under each repurchase agreement, a fund receives, as collateral, securities whose market value is at least equal to 102% of the repurchase price, including accrued interest.

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the fund may be delayed or limited.

 Certain funds may enter into dollar rolls. In a dollar roll transaction, a fund sells mortgage backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the securities sold.

D. Foreign Currency Translation

 The accounting records of each fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at the date of valuation.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. Restricted Securities

 A fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. A fund may invest in 144A securities (in accordance with a fund's investment restrictions as listed in the Statement of Additional Information) that have been determined to be liquid. In making this determination the fund will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, a fund could consider frequency of trading and available quotes, number of dealers and potential purchasers, dealer undertakings to make a market, and the potential limitations on the transfer of ownership.

F. Securities Lending

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Federal Income Taxes

 Each fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

H. Investment Transactions and Related Investment Income

 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Interest income on investments is accrued daily.

I. Distributions to Shareholders

 Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market I Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.
 Investment income and capital gains and losses are recognized in accordance with GAAP. Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.
 At the end of the fiscal year, offsetting adjustments to undistributed net investment income, additional paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC serves as investment adviser to the Series. Certain officers and directors of the Series are officers and directors of VALIC or affiliates of VALIC. VALIC has entered into sub-advisory agreements with the following:
     AIG Global Investment Corp.--sub-adviser for the Asset Allocation Fund,
        Capital Conservation Fund, Government Securities Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
     American Century Investment Management, Inc.--sub-adviser for the Income &
        Growth Fund and International Growth I Fund.

--------------------------------------------------------------------------------

                                                                            127
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


     Founders Asset Management LLC--sub-adviser for approximately 50% of the
        Small Cap Fund.
     Putnam Investment Management, LLC--sub-adviser for the Opportunities Fund and Value Fund.
     SunAmerica Asset Management Corp.--sub-adviser for the Growth & Income
        Fund, Large Cap Growth Fund and Money Market I Fund.
     T. Rowe Price Associates, Inc.--sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and for approximately 50% of the Small Cap Fund.
     Wellington Management Company, LLP--co-sub-adviser for approximately 50%
        of the Core Equity Fund.
     WM Advisors, Inc.--sub-adviser for approximately 50% of the Core Equity
        Fund.
Sub-advisers are compensated for their services by VALIC.
 VALIC receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates.
   Stock Index Fund                   0.35% on the first $500 million;
   Mid Cap Index Fund                   0.25% on the assets over $500 million
   Small Cap Index Fund
   International Equities Fund
   --------------------------------------------------
   Core Equity Fund                   0.80%
   Blue Chip Growth Fund
   --------------------------------------------------
   Growth & Income Fund               0.75%
   --------------------------------------------------
   Science & Technology Fund          0.90%
   Small Cap Fund
   --------------------------------------------------
   Health Sciences Fund               1.00%
   International Growth I Fund
   --------------------------------------------------
   Large Cap Growth Fund              0.95%
   --------------------------------------------------
   Social Awareness Fund              0.50%
   Asset Allocation Fund
   Capital Conservation Fund
   Government Securities Fund
   International Government Bond Fund
   Money Market I Fund
   --------------------------------------------------
   Opportunities Fund                 0.95%
   --------------------------------------------------
   Nasdaq-100(R) Index Fund           0.40%
   --------------------------------------------------
   Income & Growth Fund               0.77%
   --------------------------------------------------
   Value Fund                         0.78%
 VALIC agreed to waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through May 31, 2003. The table below reflects total annual operating expenses by Fund, as limited by the advisor, shown as a percentage of average net assets.

                                                  Maximum
                                                  Expenses
                     Fund Name                   Limitation
                     --------------------------------------
                     Small Cap Fund.............    0.95%
                     International Growth I Fund    1.06%
                     Core Equity Fund...........    0.85%
                     Large Cap Growth Fund......    1.06%
                     Growth & Income Fund.......    0.85%
                     Income & Growth Fund.......    0.83%
                     Science & Technology Fund..    1.00%
                     Money Market I Fund........    0.60%

 Effective October 1, 2001, the Series entered into an Accounting Services Agreement with SunAmerica Asset Management Corp. ("SAAMCO"). Under the agreement, SAAMCO will provide certain accounting and administrative services to the Series. During the period ended November 30, 2002, the Series accrued $3,335,826 for accounting and administrative services.
  Effective October 18, 2000, the series entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2002, the Series incurred $55,466 in Transfer Agency and Shareholder Services fees.
  On January 23, 2001, the Board of Directors approved a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan is January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors.
  The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. At the end of the period, the Series had a retirement plan liability to its independent directors totaling $1,120,503 which is included in the directors fees line of the Statement of Assets and Liabilities. During the period, a total of $27,923 was paid to retired directors.

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

128
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


  At the end of the period, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

              Fund                           VALIC  AGAIC   AGL
              ----------------------------- ------  -----  -----
              Stock Index..................  93.36%     *      *
              MidCap Index.................  97.41%     *      *
              Small Cap Index..............  99.02%     *      *
              Nasdaq-100 Index.............  93.12%     *   6.88%
              Small Cap.................... 100.00%     *      *
              International Equities.......  92.77%     *      *
              International Growth I....... 100.00%     *      *
              Opportunities................  85.65% 14.35%     *
              Blue Chip Growth............. 100.00%     *      *
              Core Equity.................. 100.00%     *      *
              Large Cap Growth............. 100.00%     *      *
              Growth & Income..............  92.32%  7.68%     *
              Income & Growth.............. 100.00%     *      *
              Science & Technology.........  99.86%     *      *
              Health Sciences.............. 100.00%     *      *
              Social Awareness............. 100.00%     *      *
              Asset Allocation.............  99.93%     *      *
              Capital Conservation......... 100.00%     *      *
              Government Securities........  82.76% 13.24%     *
              International Government Bond 100.00%     *      *
              Money Market I...............  84.57%     *  13.81%
              Value........................ 100.00%     *      *

--------
*  Less than 5% ownership.
  As disclosed in the schedule of investments, certain Funds own common stock issued by AIG or an affiliate thereof. During the period ended November 30, 2002, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                         Realized
    Fund                          Security              Gain (Loss) Income
    ---------------- ---------------------------------- ----------- -------
    Stock Index..... American International Group, Inc. $2,395,538  $95,369
    Small Cap....... AIG Funding, Inc.                           -      567
    Blue Chip Growth American International Group, Inc.          -      126
    Core Equity..... American International Group, Inc.      1,706   10,592
    Growth & Income. American International Group, Inc.          -    2,692
    Income & Growth. American International Group, Inc.    (39,664)     978
    Social Awareness American International Group, Inc.     21,054    3,872
    Asset Allocation American International Group, Inc.          -    2,241

  During the period, the following funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

                                   Income & Growth International Growth I
                                   --------------- ----------------------
      J.P. Morgan Securities, Inc.      $432              $55,495

  On June 27, 2002, AIGGIC, the sub-adviser for the Asset Allocation Fund, purchased Republic of Poland 6.25%, 07/03/2012 bonds. The Fund has an investment restriction that states the Fund may not make investments in emerging market countries. On June 28, 2002, AIGGIC sold the security at a gain of $1,082 to the Fund. The gain to the Fund increased the Fund's total return by less than 0.01%.
  On June 26, 2002, T. Rowe Price, the sub-adviser for the Health Sciences Fund wrote 131 call options on Amgen, Inc. and on June 27, 2002, T. Rowe Price wrote an additional 24 call options on Amgen, Inc. The 155 total call options written on Amgen, Inc. represented 15,500 shares of Amgen, Inc. common stock. On June 27, 2002, the Fund held 15,300 shares of Amgen, Inc. common stock, resulting in 2 written call option contracts (200 underlying shares) being uncovered. The Fund has an investment restriction that states the Fund may only write covered call options. On July 12, 2002, T. Rowe Price purchased 2 call options, offsetting the 2 written call options that were uncovered, resulting in a gain of $103 to the Fund. The gain to the Fund increased the Fund's total return by less than 0.01%.

Note 4 -- Investment Activity

  During the period ended November 30, 2002, the cost of purchases and proceeds from sales of securities, excluding short term securities and government securities, were:

                                             Cost of     Proceeds from
                                            Securities  Securities Sold
        Fund                                Purchased     or Matured
        ---------------------------------- ------------ ---------------
        Stock Index Fund.................. $116,297,961  $239,068,895
        Mid Cap Index Fund................   73,151,310    58,590,691
        Small Cap Index Fund..............   70,458,721    69,286,170
        NASDAQ 100(R) Index Fund..........    9,025,798     1,056,848
        Small Cap Fund....................  173,776,332   208,344,172
        International Equities Fund.......       45,071     3,078,793
        International Growth I Fund.......  358,508,211   371,477,041
        Opportunities Fund................    1,374,235     1,173,563
        Blue Chip Growth Fund.............    6,448,734     4,753,766
        Core Equity Fund..................   78,295,612   118,114,068
        Large Cap Growth Fund.............  178,526,981   195,668,712
        Growth & Income Fund..............   68,341,787    82,008,199
        Income & Growth Fund..............   64,707,525    73,802,922
        Science & Technology Fund.........  248,995,915   276,463,385
        Health Sciences Fund..............   21,836,618    13,733,398
        Social Awareness Fund.............   97,823,120   131,628,504
        Asset Allocation Fund.............   38,090,843    37,165,255
        Capital Conservation Fund.........   27,072,262    25,882,456
        Government Securities Fund........    5,364,350     6,459,630
        International Government Bond Fund   25,942,467    14,165,106
        Value Fund........................    2,416,650     1,815,794

  The cost of purchases and proceeds from sales of U.S. government and government agency obligations were:

                                                           Proceeds
                                                             from
                                               Cost of    Securities
                                              Securities   Sold or
          Fund                                Purchased    Matured
          ---------------------------------- ------------ -----------
          Asset Allocation Fund............. $ 26,796,276 $27,278,323
          Capital Conservation Fund.........   41,796,562  29,630,062
          Government Securities Fund........  142,462,763  96,845,460
          International Government Bond Fund    2,320,219   2,808,632

 Transactions in call and put options written during the period ended November 30, 2002 for the Health Sciences Fund are summarized as follows:

                                          Written Options
                                       ---------------------
                                       Number of   Premiums
                                       Contracts   Received
                                       --------- -----------
                   Beginning of period   2,075   $   644,446
                   Written............   7,317     1,152,457
                   Closed.............  (4,510)   (1,069,291)
                   Exercised..........     (74)      (29,123)
                   Expired............  (2,771)     (376,613)
                                       --------- -----------
                   End of period......   2,037   $   321,876
                                       --------- -----------

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

                                                                            129
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



  Open call option contracts written at November 30, 2002 for the Health Sciences Fund were as follows:

                                                                Market Value    Unrealized
                             Contract Strike Number of Premiums      at        Appreciation
Issue                         Month   Price  Contracts Received Nov. 30, 2002 (Depreciation)
---------------------------- -------- ------ --------- -------- ------------- --------------
Allergan, Inc...............  Dec-02   $ 60       36   $  6,192   $  5,580       $    612
Amgen, Inc..................  Jan-03     45      101     18,886     46,460        (27,574)
Amylin Pharmaceuticals, Inc.  Dec-02     18       38      2,991      3,990           (999)
Anthem, Inc.................  Dec-02     70       57      5,529      1,425          4,104
Boston Scientific Corp......  Dec-02     40       39      4,867     12,090         (7,223)
Cephalon, Inc...............  Dec-02     60      191     24,324     11,460         12,864
Eli Lilly & Co..............  Dec-02     65       18      2,286      7,740         (5,454)
Eli Lilly & Co..............  Jan-03     70       34      3,993      7,990         (3,997)
Genentech, Inc..............  Dec-02     40       74      8,701      1,850          6,851
Gilead Sciences, Inc........  Dec-02     38       74     12,394     22,940        (10,546)
HCA, Inc....................  Dec-02     45       73      6,117      3,285          2,832
IDEC Pharmeceuticals Corp...  Jan-03     40       25      9,996      2,875          7,121
IDEC Pharmeceuticals Corp...  Jan-03     45       52     11,072      2,600          8,472
IDEC Pharmeceuticals Corp...  Apr-03     40       45     13,815     13,500            315
Invitrogen Corp.............  Dec-02     33       52      4,373      1,300          3,073
Johnson & Johnson...........  Jan-03     65       35      4,620      1,050          3,570
Laboratory Corp. of America.  Dec-02     25       49      2,419      3,430         (1,011)
Medimmune, Inc..............  Dec-02     30       74      9,089      7,770          1,319
Medimmune, Inc..............  Jan-03     35       40      1,955      1,955             --
NPS Pharmaceuticals, Inc....  Dec-02     35       39      2,470      1,560            910
St. Jude Medical, Inc.......  Jan-03     38       77      5,659      6,160           (501)
Tenet Healthcare Corp.......  Jan-03     23       77      6,514      6,514             --
Trimeris, Inc...............  Apr-03     60       26      6,734      6,760            (26)
Trimeris, Inc...............  Dec-02     50       37      6,075      5,365            710
Trimeris, Inc...............  Dec-02     55       55      9,001      1,925          7,076
Trimeris, Inc...............  Dec-02     60       53      8,831      1,590          7,241
UnitedHealth Group, Inc.....  Dec-02     85       28      3,716      4,620           (904)
UnitedHealth Group, Inc.....  Dec-02     95       38      5,845        760          5,085
UnitedHealth Group, Inc.....  Dec-02    100       55      6,956        825          6,131
Wyeth.......................  Dec-02     35       23      4,186      8,970         (4,784)
Wyeth.......................  Jan-03     40      296     29,321     37,000         (7,679)
                             -------- ------ --------- -------- ------------- --------------
                                               1,911   $248,927   $241,339       $  7,588
                             -------- ------ --------- -------- ------------- --------------

  Open put option contracts written at November 30, 2002 for the Health Sciences Fund were as follows:

                                                            Market Value    Unrealized
                         Contract Strike Number of Premiums      at        Appreciation
Issue                     Month   Price  Contracts Received Nov. 30, 2002 (Depreciation)
------------------------ -------- ------ --------- -------- ------------- --------------
AmerisourceBergen Corp..  Jan-03   $80       15    $12,855    $ 33,750      $ (20,895)
HCA, Inc................  Dec-02    40       18      3,745       3,330            415
Tenet Healthcare Corp...  Feb-02    50       37     25,418     118,400        (92,982)
Tenet Healthcare Corp...  Jan-03    55       36     24,731     133,200       (108,469)
UnitedHealth Group, Inc.  Dec-02    85       20      6,200      10,800         (4,600)
                         -------- ------ --------- -------- ------------- --------------
                                            126    $72,949    $299,480      $(226,531)
                         -------- ------ --------- -------- ------------- --------------

Note 5 -- Federal Income Taxes

  The information in the following table is presented on the basis of cost for Federal Income tax purposes at the end of the period.

                              Identified Cost     Gross         Gross     Net Unrealized
                              of Investments    Unrealized    Unrealized   Appreciation
Fund                               Owned       Appreciation  Depreciation (Depreciation)
----------------------------- --------------- -------------- ------------ --------------
Stock Index.................. $2,887,684,577  $1,169,340,396 $573,972,470 $ 595,367,926
MidCap Index.................  1,134,022,937     133,886,462  275,321,432  (141,434,970)
Small Cap Index..............    271,040,076      23,939,521   70,481,145   (46,541,624)
NASDAQ-100 Index.............     46,433,591       1,373,612   14,226,596   (12,852,984)
Small Cap....................    567,702,652      49,152,471   91,122,363   (41,969,892)
International Equities.......    107,708,492       6,774,071   28,450,497   (21,676,426)
International Growth I.......    350,554,303      18,220,211   18,652,671      (432,460)
Opportunities................      4,223,430         111,473      628,746      (517,273)
Blue Chip Growth.............     21,656,882         628,875    2,726,643    (2,097,768)
Core Equity..................    689,559,877      14,694,522  146,397,542  (131,703,020)
Large Cap Growth.............    458,013,332      16,509,631   52,772,117   (36,262,486)
Growth & Income..............    190,716,139       9,193,287   20,078,290   (10,885,003)
Income & Growth..............    222,961,233       9,983,303   37,715,646   (27,732,343)
Science & Technology.........  1,477,608,451      49,512,169  426,957,850  (377,445,681)
Health Sciences..............     63,314,421       4,077,232   10,433,879    (6,356,647)
Social Awareness.............    381,138,664      19,915,079   59,151,936   (39,236,857)
Asset Allocation.............    153,619,335      18,360,714   11,380,280     6,980,434
Capital Conservation.........     76,547,744       1,905,829      229,420     1,676,409
Government Securities........    178,227,468       5,419,484      798,016     4,621,468
International Government Bond    111,376,839       7,855,565    2,868,585     4,986,980
Money Market I...............    548,252,785               -            -             -
Value........................     11,418,119         187,265    1,496,020    (1,308,755)

   The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the below tables are the capital loss carryforwards at May 31, 2002.

--------------------------------------------------------------------------------

130
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



  The tax character of distributions paid during the fiscal year ended May 31, 2001 were as follows:

                                             Distributions paid from:
                                   ---------------------------------------------
                                     Ordinary   Net Long Term   Total Taxable
                                      Income    Capital Gains Distributions Paid
                                   ------------ ------------- ------------------
Stock Index Fund.................. $ 47,628,808 $137,603,085     $185,231,893
MidCap Index Fund.................   62,430,057  169,879,182      232,309,239
Small Cap Index Fund..............   12,016,345   18,744,614       30,760,959
NASDAQ-100(R) Index Fund..........       25,272            -           25,272
Small Cap Fund....................            -            -                -
International Equities Fund.......    1,466,626   16,086,973       17,553,599
International Growth I Fund.......    2,299,996            -        2,299,996
Opportunities Fund................            -            -                -
Blue Chip Growth Fund.............       11,854            -           11,854
Core Equity Fund..................  109,133,536  234,696,365      343,829,901
Large Cap Growth Fund.............            -            -                -
Growth & Income Fund..............    6,801,520   51,762,013       58,563,533
Income & Growth Fund..............      773,995            -          773,995
Science & Technology Fund.........  349,232,306  306,379,391      655,611,697
Health Sciences Fund..............        6,801            -            6,801
Social Awareness Fund.............    5,453,765   11,538,994       16,992,759
Asset Allocation Fund.............    7,103,942   18,140,954       25,244,896
Capital Conservation Fund.........    3,333,344            -        3,333,344
Government Securities Fund........    6,352,554            -        6,352,554
International Government Bond Fund    2,623,898      440,981        3,064,879
Money Market I Fund...............   30,319,572            -       30,319,572
Value Fund........................            -            -                -

  The tax character of distributions paid during the fiscal year ended May 31, 2002 were as follows:

                                             Distributions paid from:
                                   --------------------------------------------
                                    Ordinary   Net Long Term   Total Taxable
                                     Income    Capital Gains Distributions Paid
                                   ----------- ------------- ------------------
Stock Index Fund.................. $44,999,778 $169,524,135     $214,523,913
Mid Cap Index Fund................  24,346,175   89,901,940      114,248,115
Small Cap Index Fund..............  11,628,416   22,611,395       34,239,811
Nasdaq-100(R) Index Fund..........           -            -                -
Small Cap Fund....................           -            -                -
International Equities Fund.......   2,128,544   13,127,599       15,256,143
International Growth I Fund.......   1,035,279            -        1,035,279
Opportunities Fund................           -            -                -
Blue Chip Growth Fund.............      11,404            -           11,404
Core Equity Fund..................   4,285,757            -        4,285,757
Large Cap Growth Fund.............           -            -                -
Growth & Income Fund..............   4,687,875      508,990        5,196,865
Income & Growth Fund..............   2,330,732            -        2,330,732
Science & Technology Fund.........           -   95,656,832       95,656,832
Health Sciences Fund..............           -            -                -
Social Awareness Fund.............   3,274,137   13,322,022       16,596,159
Asset Allocation Fund.............   7,107,258    3,536,714       10,643,972
Capital Conservation Fund.........   3,724,669            -        3,724,669
Government Securities Fund........   6,503,121            -        6,503,121
International Government Bond Fund           -      840,901          840,901
Money Market I Fund...............  13,300,299            -       13,300,299
Value Fund........................      23,158            -           23,158

  As of May 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                   Undistributed
                                     Ordinary      Long-Term   Appreciation/    Capital Loss
                                      Income     Capital Gains (Depreciation)   Carryforward*
                                   ------------- ------------- --------------  ---------------
Stock Index Fund..................  $  399,228    $84,411,750  $1,129,518,594  $             -
Mid Cap Index Fund................      47,625     33,800,632      42,341,365                -
Small Cap Index Fund..............      13,744              -     (13,231,108)      (1,635,193)
Nasdaq 100 Index Fund.............           -              -     (13,861,610)      (1,681,651)
Small Cap Fund....................           -              -         526,399      (96,034,271)
International Equities Fund.......           -              -      (8,054,330)      (4,686,263)
International Growth I Fund.......   2,613,261              -      17,282,209     (153,561,458)
Opportunities Fund................           -              -        (694,615)      (2,042,659)
Blue Chip Growth Fund.............           -              -      (1,520,042)      (1,210,146)
Core Equity Fund..................     132,835              -     (80,394,154)     (80,401,334)
Large Cap Growth Fund.............           -              -     (32,567,095)    (249,974,713)
Growth & Income Fund..............      38,690              -      (3,227,883)      (3,469,018)
Income & Growth Fund..............     101,595              -     (18,370,305)     (18,561,267)
Science & Technology Fund.........           -              -    (543,168,950)  (1,129,687,430)
Health Sciences Fund..............           -              -      (4,135,881)      (1,068,723)
Social Awareness Fund.............   6,480,385        971,157     (34,099,041)               -
Asset Allocation Fund.............     125,937              -      15,021,477                -
Capital Conservation Fund.........      15,153              -         916,681       (1,910,566)
Government Securities Fund........      58,947      1,128,550       2,543,121                -
International Government Bond Fund           -        671,332         867,375                -
Money Market I Fund...............       1,323              -               -              (66)
Value Fund........................      35,050              -        (372,028)               -

* Net realized capital loss carryforwards may be utilized to offset future capital gains and expires 2003-2010

  Post October 31, 2001 capital loss deferrals were $14,514,103, $278,841, $1,936,353, $3,829,159, $4,683,270, $43,543,803, $376,674, $825,292,
$50,056,038, $34,627,756, $19,288,384, $3,756,050, $201,768,658, $1,210,827,
$5,208,930 and $913,249 for the Stock Index Fund, Small Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Fund, International Equities Fund, International Growth Fund, Opportunities Fund, Blue Chip Growth Fund, Core Equity Fund, Large Cap Growth Fund, Growth & Income Fund, Income & Growth Fund, Science & Technology Fund, Health Sciences Fund, Social Awareness Fund and Capital Conservation Fund, respectively.

  Post October 31, 2001 currency loss deferrals were $56,254, $1,420 and $4,379,089 for the International Equities Fund, Health Sciences Fund and International Government Bond Fund, respectively.

Note 6 -- Joint Repurchase Agreement

 At November 29, 2002, certain portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co., which is dated November 29, 2002, bears interest at a rate of 1.22% per annum, has a principal amount of $150,577,000, a repurchase price of $150,592,309, and matures December 2, 2002. The repurchase agreement is collateralized by $89,135,000 of U.S. Treasury Bills and $71,220,000 of U.S. Treasury Notes (bearing interest at the rate of 1.13% and 3.38% per annum and maturing January 30, 2003 and April 30, 2004, respectively) with a market of $88,912,163 and $73,445,625, respectively.

                                     Percentage  Principal
                                     Ownership    Amount
                                     ---------- -----------
                    Large Cap Growth    5.59%   $ 8,423,000
                    Growth & Income.    7.97     12,004,000
                    Money Market I..   16.07     24,191,000

--------------------------------------------------------------------------------

                                                                            131
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED




Note 7 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended November 30, 2002, the amount of expense reductions received by each Fund is listed as a separate line called fees paid indirectly in the statement of operations.

Note 8 -- Investment Concentration

 A significant portion of the Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Fund had 44.41% of its net assets invested in such securities.

 At the end of the period, the International Government Bond Fund, International Equities Fund and International Growth I Fund had 13.84%, 20.45%, and 12.98%, respectively, of its net assets invested in securities issued by the Government of Japan or Japanese companies. In addition, the International Growth I Fund and the International Equities Fund had 20.74% and 24.67% respectively, in securities issued by United Kingdom companies. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund is concentrated in the technology sector. As a result, the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may consist of relatively more companies in certain industry sectors than others, (such as technology), the Fund's performance may be more susceptible to any developments which effect those sectors emphasized by the Index.

Note 9 -- Bank Line of Credit

 The Series has a $85,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Co. to be used for temporary or emergency purposes. Borrowings under this facility bear interest at a variable rate per annum equal to the overnight federal funds rate plus 0.50% per annum. All Funds are charged an annual commitment fee equal to 0.10% on the daily unused balance. As of November 30, 2002, the following portfolios had borrowings:

                                                     Average   Weighted
                                  Days     Interest    Debt    Average
                               Outstanding Charges   Utilized  Interest
                               ----------- -------- ---------- --------
        Stock Index...........     16       $5,523  $5,449,868   2.27%
        Small Cap.............      6        1,115   2,960,320   2.26%
        International Growth I      2          112     898,718   2.25%
        Blue Chip Growth......      4          226     890,003   2.30%
        Core Equity...........     12          874   1,156,544   2.27%
        Income & Growth.......      7          408     918,083   2.28%
        Social Awareness......      4          546   2,140,279   2.30%

Note 10 -- Investment Holdings by Country

 The following represents investment holdings by country held as of November 30, 2002:

                              International Growth I Fund International Equities Fund
                              --------------------------  --------------------------
                              Percent of                  Percent of
                              Net Assets   Market Value   Net Assets   Market Value
 Country:                     ----------   ------------   ----------   ------------
 Australia...................     2.00 %   $  7,014,649       4.08 %   $ 3,359,876
 Austria.....................     0.10 %        381,778       0.13 %       117,734
 Belgium.....................        -                -       1.00 %       819,282
 Bermuda.....................     0.58 %      2,046,275       0.10 %        85,828
 Canada......................     1.24 %      4,358,465          -               -
 Cayman Islands..............        -                -       0.01 %         8,976
 Denmark.....................     1.96 %      6,873,875       0.79 %       649,354
 Finland.....................     0.69 %      2,412,396       2.14 %     1,759,506
 France......................    10.00 %     35,114,867       8.92 %     7,328,277
 Germany.....................     3.20 %     11,236,887       5.97 %     4,902,765
 Greece......................        -                -       0.30 %       244,834
 Hong Kong...................     0.83 %      2,898,788       1.63 %     1,337,722
 Ireland.....................     2.09 %      7,325,779       0.82 %       675,824
 Italy.......................     6.21 %     21,822,224       3.90 %     3,201,946
 Japan.......................    12.98 %     45,584,875      20.45 %    16,805,116
 Luxembourg..................        -                -       0.08 %        65,718
 Netherlands.................     7.48 %     26,280,783       5.39 %     4,427,684
 New Zealand.................        -                -       0.17 %       137,119
 Norway......................        -                -       0.53 %       437,233
 Portugal....................        -                -       0.35 %       289,338
 Singapore...................        -                -       0.86 %       705,106
 South Korea.................     2.53 %      8,884,605          -               -
 Spain.......................     3.97 %     13,935,581       3.26 %     2,678,366
 Sweden......................     4.31 %     15,145,267       1.94 %     1,591,898
 Switzerland.................     8.49 %     29,808,081       7.61 %     6,251,801
 United Kingdom..............    20.74 %     72,842,369      24.67 %    20,268,097
 United States...............    20.97 %     73,644,532       9.45 %     7,771,962
                                --------------------------------------------------
 Total investments...........   110.37 %    387,612,076     104.55 %    85,921,362
 Other assets and liabilities   (10.37)%    (36,404,705)     (4.55)%    (3,748,918)
                                --------------------------------------------------
  Net assets.................   100.00 %   $351,207,371     100.00 %   $82,172,444
                                --------------------------------------------------

--------------------------------------------------------------------------------

132
                             FINANCIAL HIGHLIGHTS


                                                                    Stock Index Fund
                                                                 ----------------------

                                                                   Six Months Ended
                                                                 November 30, 2002/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................      $    30.11
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................            0.17 /(f)/
   Net realized and unrealized gain (loss) on securities and               (3.69)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............           (3.52)
                                                                 ---------------------
Distributions from:
   Investment income............................................           (0.18)
   Realized gain on securities..................................               -
                                                                 ---------------------
   Total distributions..........................................           (0.18)
                                                                 ---------------------
Net asset value at end of period................................      $    26.41
                                                                 ---------------------
TOTAL RETURN/(a)/...............................................          (11.69)%/(c)/
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................            0.39%/(b)/
Ratio of expenses to average net assets/(e)/....................            0.39%/(b)/
Ratio of expense reductions to average net assets...............            0.00%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/            1.35%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/            1.35%/(b)/
Portfolio turnover rate.........................................               3%
Number of shares outstanding at end of period (000's)...........         132,003
Net assets at end of period (000's).............................      $3,486,490

                                                                                      Stock Index Fund
                                                                 ------------------------------------------------------------
                                                                                      Year Ended May 31,
                                                                 ------------------------------------------------------------
                                                                     2002         2001        2000        1999        1998
                                                                 ----------   ----------   ----------  ----------  ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $    36.89   $    42.98   $    39.73  $    33.38  $    26.09
                                                                 ----------   ----------   ----------  ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................       0.33         0.35         0.41        0.40        0.40
   Net realized and unrealized gain (loss) on securities and          (5.45)       (4.99)        3.59        6.51        7.44
    foreign currency related transactions....................... ----------   ----------   ----------  ----------  ----------
   Total income (loss) from investment operations...............      (5.12)       (4.64)        4.00        6.91        7.84
                                                                 ----------   ----------   ----------  ----------  ----------
Distributions from:
   Investment income............................................      (0.34)       (0.35)       (0.39)      (0.41)      (0.40)
   Realized gain on securities..................................      (1.32)       (1.10)       (0.36)      (0.15)      (0.15)
                                                                 ----------   ----------   ----------  ----------  ----------
   Total distributions..........................................      (1.66)       (1.45)       (0.75)      (0.56)      (0.55)
                                                                 ----------   ----------   ----------  ----------  ----------
Net asset value at end of period................................ $    30.11   $    36.89   $    42.98  $    39.73  $    33.38
                                                                 ----------   ----------   ----------  ----------  ----------
TOTAL RETURN/(a)/...............................................     (14.16)%     (10.87)%      10.10%      20.85%      30.30%
                                                                 ----------   ----------   ----------  ----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       0.37%        0.34%        0.31%       0.32%       0.31%
Ratio of expenses to average net assets/(e)/....................       0.37%        0.34%        0.31%       0.32%       0.31%
Ratio of expense reductions to average net assets...............       0.00%        0.00%        0.00%       0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(d)/       1.01%        0.86%        0.97%       1.13%       1.33%
Ratio of net investment income (loss) to average net assets/(e)/          -            -            -           -           -
Portfolio turnover rate.........................................          6%           7%           6%          2%          3%
Number of shares outstanding at end of period (000's)...........    135,870      131,180      125,003     116,731     104,334
Net assets at end of period (000's)............................. $4,091,054   $4,839,632   $5,373,192  $4,637,628  $3,482,655

                                                                   Mid Cap Index Fund
                                                                 ----------------------

                                                                   Six Months Ended
                                                                 November 30, 2002/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  18.01
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.06 /(f)/
   Net realized and unrealized gain (loss) on securities and              (2.73)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............          (2.67)
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.05)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.05)
                                                                 ---------------------
Net asset value at end of period................................       $  15.29
                                                                 ---------------------
TOTAL RETURN/(a)/...............................................         (14.80)%/(c)/
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.43%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.43%/(b)/
Ratio of expense reductions to average net assets...............           0.00%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/           0.75%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           0.75%/(b)/
Portfolio turnover rate.........................................              6%
Number of shares outstanding at end of period (000's)...........         64,883
Net assets at end of period (000's).............................       $991,755

                                                                                   Mid Cap Index Fund
                                                                 -------------------------------------------------------
                                                                                    Year Ended May 31,
                                                                 -------------------------------------------------------
                                                                     2002        2001       2000       1999       1998
                                                                 -----------  ----------  --------  ---------  ---------
PER SHARE DATA
Net asset value at beginning of period..........................  $    19.82  $    23.73  $  25.64   $  25.27   $  20.83
                                                                 -----------  ----------  --------  ---------  ---------
Income (loss) from investment operations:
   Net investment income (loss).................................        0.13        0.19      0.22       0.23       0.23
   Net realized and unrealized gain (loss) on securities and            0.16        1.74      4.49       2.54       5.80
    foreign currency related transactions....................... -----------  ----------  --------  ---------  ---------
   Total income (loss) from investment operations...............        0.29        1.93      4.71       2.77       6.03
                                                                 -----------  ----------  --------  ---------  ---------
Distributions from:
   Investment income............................................       (0.14)      (0.19)    (0.22)     (0.23)     (0.23)
   Realized gain on securities..................................       (1.96)      (5.65)    (6.40)     (2.17)     (1.36)
                                                                 -----------  ----------  --------  ---------  ---------
   Total distributions..........................................       (2.10)      (5.84)    (6.62)     (2.40)     (1.59)
                                                                 -----------  ----------  --------  ---------  ---------
Net asset value at end of period................................  $    18.01  $    19.82  $  23.73   $  25.64   $  25.27
                                                                 -----------  ----------  --------  ---------  ---------
TOTAL RETURN/(a)/...............................................        2.03%      10.11%    21.36%     11.91%     29.62%
                                                                 -----------  ----------  --------  ---------  ---------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................        0.41%       0.38%     0.36%      0.38%      0.36%
Ratio of expenses to average net assets/(e)/....................        0.41%       0.38%     0.36%      0.38%      0.36%
Ratio of expense reductions to average net assets...............        0.00%       0.00%     0.00%      0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(d)/        0.74%       0.84%     0.90%      0.92%      0.95%
Ratio of net investment income (loss) to average net assets/(e)/           -           -         -          -          -
Portfolio turnover rate.........................................          17%         34%       41%        41%        26%
Number of shares outstanding at end of period (000's)...........      64,086      52,860    38,889     31,886     31,830
Net assets at end of period (000's).............................  $1,154,008  $1,047,680  $922,679   $817,573   $804,318

                                                                  Small Cap Index Fund
                                                                 ----------------------

                                                                   Six Months Ended
                                                                 November 30, 2002/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................      $    11.97
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................            0.05 /(f)/
   Net realized and unrealized gain (loss) on securities and               (1.99)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............           (1.94)
                                                                 ---------------------
Distributions from:
   Investment income............................................           (0.05)
   Realized gain on securities..................................               -
                                                                 ---------------------
   Total distributions..........................................           (0.05)
                                                                 ---------------------
Net asset value at end of period................................      $     9.98
                                                                 ---------------------
TOTAL RETURN/(a)/...............................................          (16.18)%/(c)/
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................            0.49%/(b)/
Ratio of expenses to average net assets/(e)/....................            0.49%/(b)/
Ratio of expense reductions to average net assets...............            0.00%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/            1.08%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/            1.08%/(b)/
Portfolio turnover rate.........................................              34%
Number of shares outstanding at end of period (000's)...........          22,368
Net assets at end of period (000's).............................      $  223,238

                                                                                   Small Cap Index Fund
                                                                 ------------------------------------------------------------
                                                                                      Year Ended May 31,
                                                                 ------------------------------------------------------------
                                                                     2002        2001        2000         1999        1998
                                                                 ----------   ----------  ----------  ----------   ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $    14.11   $    15.66  $    15.84  $    17.94   $    16.18
                                                                 ----------   ----------  ----------  ----------   ----------
Income (loss) from investment operations:
   Net investment income (loss).................................       0.13         0.19        0.18        0.19         0.19
   Net realized and unrealized gain (loss) on securities and          (0.32)        0.40        1.43       (0.74)        3.17
    foreign currency related transactions....................... ----------   ----------  ----------  ----------   ----------
   Total income (loss) from investment operations...............      (0.19)        0.59        1.61       (0.55)        3.36
                                                                 ----------   ----------  ----------  ----------   ----------
Distributions from:
   Investment income............................................      (0.13)       (0.19)      (0.18)      (0.19)       (0.19)
   Realized gain on securities..................................      (1.82)       (1.95)      (1.61)      (1.36)       (1.41)
                                                                 ----------   ----------  ----------  ----------   ----------
   Total distributions..........................................      (1.95)       (2.14)      (1.79)      (1.55)       (1.60)
                                                                 ----------   ----------  ----------  ----------   ----------
Net asset value at end of period................................ $    11.97   $    14.11  $    15.66  $    15.84   $    17.94
                                                                 ----------   ----------  ----------  ----------   ----------
TOTAL RETURN/(a)/...............................................      (1.08)%       5.23%      10.22%      (2.45)%      21.34%
                                                                 ----------   ----------  ----------  ----------   ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       0.48%        0.44%       0.40%       0.41%        0.39%
Ratio of expenses to average net assets/(e)/....................       0.48%        0.44%       0.40%       0.41%        0.39%
Ratio of expense reductions to average net assets...............       0.00%        0.00%       0.00%       0.00%        0.00%
Ratio of net investment income (loss) to average net assets/(d)/       1.03%        1.31%       1.12%       1.20%        1.05%
Ratio of net investment income (loss) to average net assets/(e)/          -            -           -           -            -
Portfolio turnover rate.........................................         34%          57%         35%         36%          36%
Number of shares outstanding at end of period (000's)...........     21,473       16,769      14,596      13,890       13,777
Net assets at end of period (000's)............................. $  257,046   $  236,530  $  228,602  $  220,002   $  247,183

                                                                               Nasdaq-100(R) Index Fund
                                                                 ----------------------------------------------------
                                                                                                     October 2, 2000*
                                                                   Six Months Ended      Year Ended         to
                                                                 November 30, 2002/(g)/ May 31, 2002   May 31, 2001
                                                                 ---------------------  ------------ ----------------
PER SHARE DATA
Net asset value at beginning of period..........................        $  3.40           $  5.09        $ 10.00
                                                                 ---------------------  ------------ ----------------
Income (loss) from investment operations:
   Net investment income (loss).................................          (0.01)/(f)/       (0.01)          0.01
   Net realized and unrealized gain (loss) on securities and              (0.26)            (1.68)         (4.91)
    foreign currency related transactions....................... ---------------------  ------------ ----------------
   Total income (loss) from investment operations...............          (0.27)            (1.69)         (4.90)
                                                                 ---------------------  ------------ ----------------
Distributions from:
   Investment income............................................              -                 -          (0.01)
   Realized gain on securities..................................              -                 -              -
                                                                 ---------------------  ------------ ----------------
   Total distributions..........................................              -                 -          (0.01)
                                                                 ---------------------  ------------ ----------------
Net asset value at end of period................................        $  3.13           $  3.40        $  5.09
                                                                 ---------------------  ------------ ----------------
TOTAL RETURN/(a)/...............................................          (7.94)%/(c)/     (33.20)%       (49.01)%/(c)/
                                                                 ---------------------  ------------ ----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.85%/(b)/        0.77%          0.52%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.85%/(b)/        0.77%          0.52%/(b)/
Ratio of expense reductions to average net assets...............           0.00%/(b)/        0.00%          0.00%
Ratio of net investment income (loss) to average net assets/(d)/          (0.53)%/(b)/      (0.36)%         0.31%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/          (0.53)%/(b)/          -              -
Portfolio turnover rate.........................................              5%                2%            19%
Number of shares outstanding at end of period (000's)...........         10,497             7,786          3,732
Net assets at end of period (000's).............................        $32,897           $26,449        $19,005

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes , if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

                                                                            133
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                     Small Cap Fund
                                                                 -----------------------------------------------
                                                                                        Year Ended  December 11, 2000*
                                                                   Six Months Ended      May 31,            to
                                                                 November 30, 2002/(g)/    2002        May 31, 2001
                                                                 ---------------------  ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $   8.75          $   9.09        $  10.00
                                                                 ---------------------  ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................          (0.01)/(f)/       (0.01)          (0.01)
   Net realized and unrealized gain (loss) on securities and              (1.34)            (0.33)          (0.90)
    foreign currency related transactions....................... ---------------------  ----------  ------------------
   Total income (loss) from investment operations...............          (1.35)            (0.34)          (0.91)
                                                                 ---------------------  ----------  ------------------
Distributions from:
   Investment income............................................              -                 -               -
   Realized gain on securities..................................              -                 -               -
                                                                 ---------------------  ----------  ------------------
   Total distributions..........................................              -                 -               -
                                                                 ---------------------  ----------  ------------------
Net asset value at end of period................................       $   7.40          $   8.75        $   9.09
                                                                 ---------------------  ----------  ------------------
TOTAL RETURN/(a)/...............................................         (15.43)%/(c)/      (3.74)%         11.51%/(c)/
                                                                 ---------------------  ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.95%/(b)/        0.95%           0.95%/(b)/
Ratio of expenses to average net assets/(e)/....................           1.05%/(b)/        1.06%           1,00%/(b)/
Ratio of expense reductions to average net assets...............           0.00%/(b)/        0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/          (0.22)%/(b)/      (0.15)%         (0.14)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/          (0.32)%/(b)/          -               -
Portfolio turnover rate.........................................             34%               68%            130%
Number of shares outstanding at end of period (000's)...........         70,957            75,125          78,572
Net assets at end of period (000's).............................       $525,166          $657,045        $714,608

                                                              International Equities Fund
                                                              ---------------------------
                                                                   Six Months Ended
                                                                 November 30, 2002/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................        $  6.67
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.03 /(f)/
   Net realized and unrealized gain (loss) on securities and              (1.20)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............          (1.17)
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.02)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.02)
                                                                 ---------------------
Net asset value at end of period................................        $  5.48
                                                                 ---------------------
TOTAL RETURN/(a)/...............................................         (17.54)%/(c)/
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.68%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.68%/(b)/
Ratio of expense reductions to average net assets...............           0.00%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/           1.06%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           1.06%/(b)/
Portfolio turnover rate.........................................              0%
Number of shares outstanding at end of period (000's)...........         14,984
Net assets at end of period (000's).............................        $82,172

                                                                             International Equities Fund
                                                                 ------------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 ------------------------------------------------------
                                                                      2002         2001      2000      1999      1998
                                                                 --------       --------   --------  --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $   8.78       $  12.55   $  11.32  $  11.95  $  11.44
                                                                 --------       --------   --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.09           0.12       0.15      0.22      0.23
   Net realized and unrealized gain (loss) on securities and        (1.07)         (2.46)      1.90      0.30      0.85
    foreign currency related transactions....................... --------       --------   --------  --------  --------
   Total income (loss) from investment operations...............    (0.98)         (2.34)      2.05      0.52      1.08
                                                                 --------       --------   --------  --------  --------
Distributions from:
   Investment income............................................    (0.16)         (0.09)     (0.14)    (0.25)    (0.24)
   Realized gain on securities..................................    (0.97)         (1.34)     (0.68)    (0.90)    (0.33)
                                                                 --------       --------   --------  --------  --------
   Total distributions..........................................    (1.13)         (1.43)     (0.82)    (1.15)    (0.57)
                                                                 --------       --------   --------  --------  --------
Net asset value at end of period................................ $   6.67       $   8.78   $  12.55  $  11.32  $  11.95
                                                                 --------       --------   --------  --------  --------
TOTAL RETURN/(a)/...............................................   (10.66)%       (19.59)%    18.01%     4.43%     9.92%
                                                                 --------       --------   --------  --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.78%/(b)/     0.42%      0.41%     0.43%     0.40%
Ratio of expenses to average net assets/(e)/....................     0.78%/(b)/     0.42%      0.41%     0.43%     0.40%
Ratio of expense reductions to average net assets...............     0.00%          0.00%      0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     1.16%/(b)/     1.08%      1.20%     1.89%     1.92%
Ratio of net investment income (loss) to average net assets/(e)/        -              -          -         -         -
Portfolio turnover rate.........................................       45%            45%        25%        8%        9%
Number of shares outstanding at end of period (000's)...........   15,226         13,501     12,980    12,559    13,009
Net assets at end of period (000's)............................. $101,562       $118,524   $162,840  $142,108  $155,469

                                                                                     International Growth I Fund
                                                                       -----------------------------------------------------
                                                                                              Year Ended  December 11, 2000*
                                                                         Six Months Ended      May 31,            to
                                                                       November 30, 2002/(g)/    2002        May 31, 2001
                                                                       ---------------------  ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period................................       $   7.25          $   8.31        $  10.00
                                                                       ---------------------  ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss).......................................           0.03 /(f)/        0.05            0.05
   Net realized and unrealized gain (loss) on securities and foreign            (1.09)            (1.09)          (1.70)
    currency related transactions..................................... ---------------------  ----------  ------------------
   Total income (loss) from investment operations.....................          (1.06)            (1.04)          (1.65)
                                                                       ---------------------  ----------  ------------------
Distributions from:
   Investment income..................................................          (0.02)            (0.02)          (0.04)
   Realized gain on securities........................................              -                 -               -
                                                                       ---------------------  ----------  ------------------
   Total distributions................................................          (0.02)            (0.02)          (0.04)
                                                                       ---------------------  ----------  ------------------
Net asset value at end of period......................................       $   6.17          $   7.25        $   8.31
                                                                       ---------------------  ----------  ------------------
TOTAL RETURN/(a)/.....................................................         (14.60)%/(c)/     (12.56)%         (3.60)%/(c)/
                                                                       ---------------------  ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/..........................           1.06%/(b)/        1.06%           1.06%/(b)/
Ratio of expenses to average net assets/(e)/..........................           1.34%/(b)/        1.33%           1.10%/(b)/
Ratio of expense reductions to average net assets.....................           0.00%/(b)/        0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/......           0.84%/(b)/        0.67%           0.99%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/......           0.55%/(b)/           -               -
Portfolio turnover rate...............................................             98%              205%            183%
Number of shares outstanding at end of period (000's).................         56,903            60,441          64,151
Net assets at end of period (000's)...................................       $351,207          $438,474        $533,368

                                                                                       Opportunities Fund
                                                                       --------------------------------------------------
                                                                                              Year Ended October 2, 2000*
                                                                         Six Months Ended      May 31,          to
                                                                       November 30, 2002/(g)/    2002      May 31, 2001
                                                                       ---------------------  ---------- ----------------
PER SHARE DATA
Net asset value at beginning of period................................        $  4.70          $  6.46       $ 10.00
                                                                       ---------------------  ---------- ----------------
Income (loss) from investment operations:
   Net investment income (loss).......................................          (0.03)/(f)/      (0.05)        (0.01)
   Net realized and unrealized gain (loss) on securities and foreign            (0.51)           (1.71)        (3.52)
    currency related transactions..................................... ---------------------  ---------- ----------------
   Total income (loss) from investment operations.....................          (0.54)           (1.76)        (3.53)
                                                                       ---------------------  ---------- ----------------
Distributions from:
   Investment income..................................................              -                -         (0.01)
   Realized gain on securities........................................              -                -             -
                                                                       ---------------------  ---------- ----------------
   Total distributions................................................              -                -         (0.01)
                                                                       ---------------------  ---------- ----------------
Net asset value at end of period......................................        $  4.16          $  4.70       $  6.46
                                                                       ---------------------  ---------- ----------------
TOTAL RETURN/(a)/.....................................................         (11.49)%/(c)/    (27.24)%      (35.40)%/(c)/
                                                                       ---------------------  ---------- ----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/..........................           2.48%/(b)/       1.88%         1.02%/(b)/
Ratio of expenses to average net assets/(e)/..........................           2.48%/(b)/       1.88%         1.02%/(b)/
Ratio of expense reductions to average net assets.....................           0.05%/(b)/       0.00%         0.00%
Ratio of net investment income (loss) to average net assets/(d)/......          (1.31)%/(b)/     (1.05)%       (0.27)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/......          (1.31)%/(b)/         -             -
Portfolio turnover rate...............................................             34%              72%           51%
Number of shares outstanding at end of period (000's).................            882              837           611
Net assets at end of period (000's)...................................        $ 3,666          $ 3,930       $ 3,945

                                                                                      Blue Chip Growth Fund
                                                                       ---------------------------------------------------
                                                                                              Year Ended November 1, 2000*
                                                                         Six Months Ended      May 31,          to
                                                                       November 30, 2002/(g)/    2002      May 31, 2001
                                                                       ---------------------  ---------- -----------------
PER SHARE DATA
Net asset value at beginning of period................................        $  7.26          $  8.57        $ 10.00
                                                                       ---------------------  ---------- -----------------
Income (loss) from investment operations:
   Net investment income (loss).......................................              - /(f)/      (0.01)          0.02
   Net realized and unrealized gain (loss) on securities and foreign            (0.81)           (1.29)         (1.43)
    currency related transactions..................................... ---------------------  ---------- -----------------
   Total income (loss) from investment operations.....................          (0.81)           (1.30)         (1.41)
                                                                       ---------------------  ---------- -----------------
Distributions from:
   Investment income..................................................              -            (0.01)         (0.02)
   Realized gain on securities........................................              -                -              -
                                                                       ---------------------  ---------- -----------------
   Total distributions................................................              -            (0.01)         (0.02)
                                                                       ---------------------  ---------- -----------------
Net asset value at end of period......................................        $  6.45          $  7.26        $  8.57
                                                                       ---------------------  ---------- -----------------
TOTAL RETURN/(a)/.....................................................         (11.16)%/(c)/    (15.22)%       (14.14)%/(c)/
                                                                       ---------------------  ---------- -----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/..........................           1.20%/(b)/       1.15%          0.88%/(b)/
Ratio of expenses to average net assets/(e)/..........................           1.20%/(b)/       1.15%          0.88%/(b)/
Ratio of expense reductions to average net assets.....................           0.00%/(b)/       0.00%          0.00%
Ratio of net investment income (loss) to average net assets/(d)/......          (0.11)%/(b)/     (0.17)%         0.31%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/......          (0.11)%/(b)/         -              -
Portfolio turnover rate...............................................             27%              39%            70%
Number of shares outstanding at end of period (000's).................          3,001            2,763          1,702
Net assets at end of period (000's)...................................        $19,353          $20,063        $14,592

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

134
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                   Core Equity Fund
                                                                 ----------------------
                                                                   Six Months Ended
                                                                 November 30, 2002/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  11.10
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.05 /(f)/
   Net realized and unrealized gain (loss) on securities and              (1.27)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............          (1.22)
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.06)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.06)
                                                                 ---------------------
Net asset value at end of period................................       $   9.82
                                                                 ---------------------
TOTAL RETURN/(a)/...............................................         (11.03)%/(c)/
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.85%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.96%/(b)/
Ratio of expense reductions to average net assets...............           0.08%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/           1.01%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           0.91%/(b)/
Portfolio turnover rate.........................................             14%
Number of shares outstanding at end of period (000's)...........         56,842
Net assets at end of period (000's).............................       $557,999

                                                                                     Core Equity Fund
                                                                 ---------------------------------------------------------
                                                                                     Year Ended May 31,
                                                                 ---------------------------------------------------------
                                                                    2002       2001       2000         1999         1998
                                                                 --------   --------   ----------  ----------   ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $  13.36   $  23.31   $    24.12  $    22.08   $    17.62
                                                                 --------   --------   ----------  ----------   ----------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.07       0.04            -       (0.08)       (0.02)
   Net realized and unrealized gain (loss) on securities and        (2.26)     (2.54)        0.20        3.13         4.82
    foreign currency related transactions....................... --------   --------   ----------  ----------   ----------
   Total income (loss) from investment operations...............    (2.19)     (2.50)        0.20        3.05         4.80
                                                                 --------   --------   ----------  ----------   ----------
Distributions from:
   Investment income............................................    (0.07)     (0.04)           -           -        (0.01)
   Realized gain on securities..................................        -      (7.41)       (1,01)      (1.01)       (0.33)
                                                                 --------   --------   ----------  ----------   ----------
   Total distributions..........................................    (0.07)     (7.45)       (1.01)      (1.01)       (0.34)
                                                                 --------   --------   ----------  ----------   ----------
Net asset value at end of period................................ $  11.10   $  13.36   $    23.31  $    24.12   $    22.08
                                                                 --------   --------   ----------  ----------   ----------
TOTAL RETURN/(a)/...............................................   (16.43)%   (11.62)%       0.96%      14.20%       27.41%
                                                                 --------   --------   ----------  ----------   ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.84%      0.86%        0.85%       0.86%        0.84%
Ratio of expenses to average net assets/(e)/....................     0.93%      0.88%        0.85%       0.86%        0.84%
Ratio of expense reductions to average net assets...............     0.00%      0.00%        0.00%       0.00%        0.00%
Ratio of net investment income (loss) to average net assets/(d)/     0.55%      0.24%        0.02%      (0.36)%      (0.11)%
Ratio of net investment income (loss) to average net assets/(e)/        -          -            -           -            -
Portfolio turnover rate.........................................       64%        71          134%         42%          43%
Number of shares outstanding at end of period (000's)...........   61,675     68,430       48,685      52,690       49,832
Net assets at end of period (000's)............................. $684,642   $913,980   $1,135,083  $1,271,034   $1,100,137

                                                                                 Large Cap Growth Fund
                                                                 -----------------------------------------------------
                                                                                        Year Ended  December 11, 2000*
                                                                   Six Months Ended      May 31,            to
                                                                 November 30, 2002/(g)/    2002        May 31, 2001
                                                                 ---------------------  ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $   6.20          $   7.43        $  10.00
                                                                 ---------------------  ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................              - /(f)/       (0.01)          (0.01)
   Net realized and unrealized gain (loss) on securities and              (0.84)            (1.22)          (2.56)
    foreign currency related transactions....................... ---------------------  ----------  ------------------
   Total income (loss) from investment operations...............          (0.84)            (1.23)          (2.57)
                                                                 ---------------------  ----------  ------------------
Distributions from:
   Investment income............................................              -                 -               -
   Realized gain on securities..................................              -                 -               -
                                                                 ---------------------  ----------  ------------------
   Total distributions..........................................              -                 -               -
                                                                 ---------------------  ----------  ------------------
Net asset value at end of period................................       $   5.36          $   6.20        $   7.43
                                                                 ---------------------  ----------  ------------------
TOTAL RETURN/(a)/...............................................         (13.51)%/(c)/     (16.55)%        (25.70)%/(c)/
                                                                 ---------------------  ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           1.06%/(b)/        1.05%           1.06%/(b)/
Ratio of expenses to average net assets/(e)/....................           1.09%/(b)/        1.15%           1.10%/(b)/
Ratio of expense reductions to average net assets...............           0.00%/(b)/        0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           0.08%/(b)/       (0.13)%         (0.27)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           0.05%/(b)/           -               -
Portfolio turnover rate.........................................             43%              150%             94%
Number of shares outstanding at end of period (000's)...........         78,603            83,752          84,055
Net assets at end of period (000's).............................       $421,439          $519,129        $624,700

                                                                  Growth & Income Fund
                                                                 ----------------------
                                                                   Six Months Ended
                                                                 November 30, 2002/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  12.87
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.05 /(f)/
   Net realized and unrealized gain (loss) on securities and              (1.50)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............          (1.45)
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.05)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.05)
                                                                 ---------------------
Net asset value at end of period................................       $  11.37
                                                                 ---------------------
TOTAL RETURN/(a)/...............................................         (11.25)%/(c)/
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.85%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.89%/(b)/
Ratio of expense reductions to average net assets...............           0.00%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/           0.87%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           0.83%/(b)/
Portfolio turnover rate.........................................             39%
Number of shares outstanding at end of period (000's)...........         15,859
Net assets at end of period (000's).............................       $180,312

                                                                                  Growth & Income Fund
                                                                 --------------------------------------------------------
                                                                                    Year Ended May 31,
                                                                 --------------------------------------------------------
                                                                    2002       2001       2000        1999        1998
                                                                 --------   --------   ----------  ----------  ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $  14.84   $  21.04   $    21.53  $    19.91  $    16.87
                                                                 --------   --------   ----------  ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.08       0.11         0.15        0.06        0.08
   Net realized and unrealized gain (loss) on securities and        (1.75)     (2.39)        1.96        3.17        3.25
    foreign currency related transactions....................... --------   --------   ----------  ----------  ----------
   Total income (loss) from investment operations...............    (1.67)     (2.28)        2.11        3.23        3.33
                                                                 --------   --------   ----------  ----------  ----------
Distributions from:
   Investment income............................................    (0.09)     (0.11)       (0.14)      (0.08)      (0.08)
   Realized gain on securities..................................    (0.21)     (3.81)       (2.46)      (1.53)      (0.21)
                                                                 --------   --------   ----------  ----------  ----------
   Total distributions..........................................    (0.30)     (3.92)       (2.60)      (1.61)      (0.29)
                                                                 --------   --------   ----------  ----------  ----------
Net asset value at end of period................................ $  12.87   $  14.84   $    21.04  $    21.53  $    19.91
                                                                 --------   --------   ----------  ----------  ----------
TOTAL RETURN/(a)/...............................................   (11.36)%   (10.91)%       9.67%      16.92%      19.87%
                                                                 --------   --------   ----------  ----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.85%      0.82%        0.80%       0.82%       0.80%
Ratio of expenses to average net assets/(e)/....................     0.87%      0.83%        0.80%       0.82%       0.80%
Ratio of expense reductions to average net assets...............     0.00%      0.00%        0.00%       0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(d)/     0.59%      0.62%        0.70%       0.29%       0.43%
Ratio of net investment income (loss) to average net assets/(e)/        -          -            -           -           -
Portfolio turnover rate.........................................      110%        65%          89%        102%         78%
Number of shares outstanding at end of period (000's)...........   17,145     18,026       15,665      13,790      13,619
Net assets at end of period (000's)............................. $220,745   $267,487   $  329,588  $  296,885  $  271,159

                                                                                  Income & Growth Fund
                                                                 -----------------------------------------------
                                                                                        Year Ended  December 11, 2000*
                                                                   Six Months Ended      May 31,            to
                                                                 November 30, 2002/(g)/    2002        May 31, 2001
                                                                 ---------------------  ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $   8.51          $   9.61        $  10.00
                                                                 ---------------------  ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.05 /(f)/        0.08            0.04
   Net realized and unrealized gain (loss) on securities and              (1.03)            (1.10)          (0.40)
    foreign currency related transactions....................... ---------------------  ----------  ------------------
   Total income (loss) from investment operations...............          (0.98)            (1.02)          (0.36)
                                                                 ---------------------  ----------  ------------------
Distributions from:
   Investment income............................................          (0.06)            (0.08)          (0.03)
   Realized gain on securities..................................              -                 -               -
                                                                 ---------------------  ----------  ------------------
   Total distributions..........................................          (0.06)            (0.08)          (0.03)
                                                                 ---------------------  ----------  ------------------
Net asset value at end of period................................       $   7.47          $   8.51        $   9.61
                                                                 ---------------------  ----------  ------------------
TOTAL RETURN/(a)/...............................................         (11.57)%/(c)/     (10.58)%         (3.60)%/(c)/
                                                                 ---------------------  ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.83%/(b)/        0.83%           0.83%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.91%/(b)/        0.93%           0.87%/(b)/
Ratio of expense reductions to average net assets...............           0.00%/(b)/        0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           1.38%/(b)/        0.91%           0.79%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           1.30%/(b)/           -               -
Portfolio turnover rate.........................................             33%               65%             72%
Number of shares outstanding at end of period (000's)...........         26,181            27,664          27,197
Net assets at end of period (000's).............................       $195,472          $235,508        $261,303

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

                                                                            135
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                               Science & Technology Fund
                                                               -------------------------
                                                                   Six Months Ended
                                                                 November 30, 2002/(h)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................      $     9.56
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           (0.03)/(g)/
   Net realized and unrealized gain (loss) on securities and               (0.95)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............           (0.98)
                                                                 ---------------------
Distributions from:
   Investment income............................................               -
   Realized gain on securities..................................               -
                                                                 ---------------------
   Total distributions..........................................               -
                                                                 ---------------------
Net asset value at end of period................................      $     8.58
                                                                 ---------------------
TOTAL RETURN/(a)/...............................................          (10.25)%/(c)/
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................            1.00%/(b)/
Ratio of expenses to average net assets/(e)/....................            1.04%/(b)/
Ratio of expense reductions to average net assets...............            0.00%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/           (0.68)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           (0.72)%/(b)/
Portfolio turnover rate.........................................              27%
Number of shares outstanding at end of period (000's)...........         125,998
Net assets at end of period (000's).............................      $1,080,931

                                                                                   Science & Technology Fund
                                                                 --------------------------------------------------------------
                                                                                        Year Ended May 31,
                                                                 --------------------------------------------------------------
                                                                     2002         2001         2000         1999         1998
                                                                 ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $    17.28   $    41.14   $    29.95   $    22.07   $   $19.88
                                                                 ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income (loss).................................      (0.07)       (0.17)       (0.11)       (0.10)       (0.09)
   Net realized and unrealized gain (loss) on securities and          (6.86)      (15.86)       16.37        10.36         2.28
    foreign currency related transactions....................... ----------   ----------   ----------   ----------   ----------
   Total income (loss) from investment operations...............      (6.93)      (16.03)       16.26        10.26         2.19
                                                                 ----------   ----------   ----------   ----------   ----------
Distributions from:
   Investment income............................................          -            -            -            -            -
   Realized gain on securities..................................      (0.79)       (7.83)       (5.07)       (2.38)           -
                                                                 ----------   ----------   ----------   ----------   ----------
   Total distributions..........................................      (0.79)       (7.83)       (5.07)       (2.38)           -
                                                                 ----------   ----------   ----------   ----------   ----------
Net asset value at end of period................................ $     9.56   $    17.28   $    41.14   $    29.95   $    22.07
                                                                 ----------   ----------   ----------   ----------   ----------
TOTAL RETURN/(a)/...............................................     (41.26)%     (42.24)%      52.65%       48.34%       10.85%
                                                                 ----------   ----------   ----------   ----------   ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       1.00%        0.98%        0.96%        0.96%        0.95%
Ratio of expenses to average net assets/(e)/....................       1.02%        0.98%        0.96%        0.96%        0.95%
Ratio of expense reductions to average net assets...............       0.00%        0.00%        0.00%        0.00%        0.00%
Ratio of net investment income (loss) to average net assets/(d)/      (0.59)%      (0.66)%      (0.40)%      (0.46)%      (0.46)%
Ratio of net investment income (loss) to average net assets/(e)/          -            -            -            -            -
Portfolio turnover rate.........................................        104%         176%         130%         149%         128%
Number of shares outstanding at end of period (000's)...........    129,126      116,654       80,564       56,211       46,355
Net assets at end of period (000's)............................. $1,234,937   $2,015,574   $3,314,052   $1,683,585   $1,023,141

                                                                                   Health Sciences Fund
                                                                 -------------------------------------------------------
                                                                                                       November 1, 2000*
                                                                   Six Months Ended        Year Ended         to
                                                                 November 30, 2002/(h)/   May 31, 2002   May 31, 2001
                                                                 ---------------------    ------------ -----------------
PER SHARE DATA
Net asset value at beginning of period..........................       $   7.76             $  8.93         $ 10.00
                                                                 ---------------------    ------------ -----------------
Income (loss) from investment operations:
   Net investment income (loss).................................          (0.02)/(g)/         (0.04)           0.01
   Net realized and unrealized gain (loss) on securities and              (0.81)              (1.13)          (1.07)
    foreign currency related transactions....................... ---------------------    ------------ -----------------
   Total income (loss) from investment operations...............          (0.83)              (1.17)          (1.06)
                                                                 ---------------------    ------------ -----------------
Distributions from:
   Investment income............................................              -                   -           (0.01)
   Realized gain on securities..................................              -                   -               -
                                                                 ---------------------    ------------ -----------------
   Total distributions..........................................              -                   -           (0.01)
                                                                 ---------------------    ------------ -----------------
Net asset value at end of period................................       $   6.93             $  7.76         $  8.93
                                                                 ---------------------    ------------ -----------------
TOTAL RETURN/(a)/...............................................         (10.70)%/(c)(f)/    (13.10)%        (10.60)%/(c)/
                                                                 ---------------------    ------------ -----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           1.20%/(b)/          1.22%           1.08%/(b)/
Ratio of expenses to average net assets/(e)/....................           1.20%/(b)/          1.22%           1.08%/(b)/
Ratio of expense reductions to average net assets...............           0.01%/(b)/          0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/          (0.68)%/(b)/        (0.65)%         (0.03)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/          (0.68)%/(b)/            -               -
Portfolio turnover rate.........................................             27%                 70%            158%
Number of shares outstanding at end of period (000's)...........          8,039               7,029           2,684
Net assets at end of period (000's).............................       $ 55,710             $54,514         $23,965

                                                                 Social Awareness Fund
                                                                 ----------------------
                                                                  Six Months Ended
                                                                 November 30, 2002/(h)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................      $    17.66
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................            0.08 /(g)/
   Net realized and unrealized gain (loss) on securities and               (2.12)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............           (2.04)
                                                                 ---------------------
Distributions from:
   Investment income............................................           (0.08)
   Realized gain on securities..................................               -
                                                                 ---------------------
   Total distributions..........................................           (0.08)
                                                                 ---------------------
Net asset value at end of period................................      $    15.54
                                                                 ---------------------
TOTAL RETURN/(a)/...............................................          (11.56)%/(c)/
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................            0.64%/(b)/
Ratio of expenses to average net assets/(e)/....................            0.64%/(b)/
Ratio of expense reductions to average net assets...............            0.00%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/            1.02%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/            1.02%/(b)/
Portfolio turnover rate.........................................              29%
Number of shares outstanding at end of period (000's)...........          21,959
Net assets at end of period (000's).............................      $  341,216

                                                                                    Social Awareness Fund
                                                                 -------------------------------------------------------------
                                                                                       Year Ended May 31,
                                                                 -------------------------------------------------------------
                                                                     2002          2001        2000        1999        1998
                                                                 ----------    ----------   ----------  ----------  ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $    21.01    $    24.77   $    24.11  $    22.16  $    17.90
                                                                 ----------    ----------   ----------  ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................       0.13          0.20         0.20        0.21        0.23
   Net realized and unrealized gain (loss) on securities and          (2.76)        (3.23)        1.61        4.08        5.07
    foreign currency related transactions....................... ----------    ----------   ----------  ----------  ----------
   Total income (loss) from investment operations...............      (2.63)        (3.03)        1.81        4.29        5.30
                                                                 ----------    ----------   ----------  ----------  ----------
Distributions from:
   Investment income............................................      (0.14)        (0.20)       (0.18)      (0.22)      (0.23)
   Realized gain on securities..................................      (0.58)        (0.53)       (0.97)      (2.12)      (0.81)
                                                                 ----------    ----------   ----------  ----------  ----------
   Total distributions..........................................      (0.72)        (0.73)       (1.15)      (2.34)      (1.04)
                                                                 ----------    ----------   ----------  ----------  ----------
Net asset value at end of period................................ $    17.66    $    21.01   $    24.77  $    24.11  $    22.16
                                                                 ----------    ----------   ----------  ----------  ----------
TOTAL RETURN/(a)/...............................................      (12.77)%     (12.33)%       7.49%      20.05%      30.34%
                                                                 ----------    ----------   ----------  ----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       0.61%         0.58%        0.55%       0.57%       0.54%
Ratio of expenses to average net assets/(e)/....................       0.61%         0.58%        0.55%       0.57%       0.54%
Ratio of expense reductions to average net assets...............       0.00%         0.00%        0.00%       0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(d)/       0.69%         0.85%        0.79%       0.93%       1.17%
Ratio of net investment income (loss) to average net assets/(e)/          -             -            -           -           -
Portfolio turnover rate.........................................         40%           29%          40%         49%        120%
Number of shares outstanding at end of period (000's)...........     23,444        23,321       23,509      21,646      15,080
Net assets at end of period (000's)............................. $  414,108    $  489,982   $  582,403  $  521,965  $  334,167

                                                                 Asset Allocation Fund
                                                                 ---------------------
                                                                   Six Months Ended
                                                                 November 30, 2002/(h)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  11.35
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.14 /(g)/
   Net realized and unrealized gain (loss) on securities and              (0.65)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............          (0.51)
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.14)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.14)
                                                                 ---------------------
Net asset value at end of period................................       $  10.70
                                                                 ---------------------
TOTAL RETURN/(a)/...............................................          (4.46)%/(c)(f)/
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.71%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.71%/(b)/
Ratio of expense reductions to average net assets...............           0.00%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/           2.63%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           2.63%/(b)/
Portfolio turnover rate.........................................             41%
Number of shares outstanding at end of period (000's)...........         15,013
Net assets at end of period (000's).............................       $160,623

                                                                                Asset Allocation Fund
                                                                 -----------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 -----------------------------------------------------
                                                                    2002        2001      2000       1999       1998
                                                                 ---------   --------   --------  ---------  ---------
PER SHARE DATA
Net asset value at beginning of period..........................  $  12.71   $  14.68   $  14.43   $  14.02   $  12.57
                                                                 ---------   --------   --------  ---------  ---------
Income (loss) from investment operations:
   Net investment income (loss).................................      0.33       0.43       0.44       0.40       0.41
   Net realized and unrealized gain (loss) on securities and         (1.03)     (0.79)      0.51       1.26       2.24
    foreign currency related transactions....................... ---------   --------   --------  ---------  ---------
   Total income (loss) from investment operations...............     (0.70)     (0.36)      0.95       1.66       2.65
                                                                 ---------   --------   --------  ---------  ---------
Distributions from:
   Investment income............................................     (0.33)     (0.43)     (0.44)     (0.40)     (0.41)
   Realized gain on securities..................................     (0.33)     (1.18)     (0.26)     (0.85)     (0.79)
                                                                 ---------   --------   --------  ---------  ---------
   Total distributions..........................................     (0.66)     (1.61)     (0.70)     (1.25)     (1.20)
                                                                 ---------   --------   --------  ---------  ---------
Net asset value at end of period................................  $  11.35   $  12.71   $  14.68   $  14.43   $  14.02
                                                                 ---------   --------   --------  ---------  ---------
TOTAL RETURN/(a)/...............................................     (5.57)%    (2.46)%     6.65%     12.23%     21.94%
                                                                 ---------   --------   --------  ---------  ---------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.64%      0.58%      0.55%      0.57%      0.54%
Ratio of expenses to average net assets/(e)/....................      0.64%      0.58%      0.55%      0.57%      0.54%
Ratio of expense reductions to average net assets...............      0.00%      0.00%      0.00%      0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(d)/      2.71%      3.10%      2.98%      2.81%      3.02%
Ratio of net investment income (loss) to average net assets/(e)/         -          -          -          -          -
Portfolio turnover rate.........................................        71%       112%       162%       160%        24%
Number of shares outstanding at end of period (000's)...........    15,944     16,388     16,135     17,222     14,269
Net assets at end of period (000's).............................  $180,925   $208,369   $236,804   $248,473   $200,099

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see
    Note 3).
/(g)/The per share amounts are calculated using the average share method. /(h)/Unaudited.

--------------------------------------------------------------------------------

136
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                                        Capital Conservation Fund
                                                                 ---------------------------------------------------------------
                                                                                                        Year Ended May 31,
                                                                   Six Months Ended     ----------------------------------------
                                                                 November 30, 2002/(g)/   2002      2001       2000      1999
                                                                 ---------------------  --------  -------   --------   --------
PER SHARE DATA
Net asset value at beginning of period..........................       $   9.38         $   9.34  $  8.78   $   9.39   $   9.68
                                                                 ---------------------  --------  -------   --------   --------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.21 /(f)/       0.52     0.58       0.62       0.60
   Net realized and unrealized gain (loss) on securities and               0.21             0.04     0.56      (0.61)     (0.29)
    foreign currency related transactions....................... ---------------------  --------  -------   --------   --------
   Total income (loss) from investment operations...............           0.42             0.56     1.14       0.01       0.31
                                                                 ---------------------  --------  -------   --------   --------
Distributions from:
   Investment income............................................          (0.21)           (0.52)   (0.58)     (0.62)     (0.60)
   Realized gain on securities..................................              -                -        -          -          -
                                                                 ---------------------  --------  -------   --------   --------
   Total distributions..........................................          (0.21)           (0.52)   (0.58)     (0.62)     (0.60)
                                                                 ---------------------  --------  -------   --------   --------
Net asset value at end of period................................       $   9.59         $   9.38  $  9.34   $   8.78   $   9.39
                                                                 ---------------------  --------  -------   --------   --------
TOTAL RETURN/(a)/...............................................           4.53%/(c)/       6.12%   13.35%      0.13%      3.25%
                                                                 ---------------------  --------  -------   --------   --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.67%/(b)/       0.65%    0.58%      0.55%      0.60%
Ratio of expenses to average net assets/(e)/....................           0.67%/(b)/       0.65%    0.58%      0.55%      0.60%
Ratio of expense reductions to average net assets...............           0.00%/(b)/       0.00%    0.00%      0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(d)/           4.40%/(b)/       5.50%    6.35%      6.73%      6.24%
Ratio of net investment income (loss) to average net assets/(e)/           4.40%/(b)/          -        -          -          -
Portfolio turnover rate.........................................             78%             132%     418%       144%        41%
Number of shares outstanding at end of period (000's)...........          8,246            7,440    6,058      5,756      6,720
Net assets at end of period (000's).............................       $ 79,075         $ 69,785  $56,560   $ 50,525   $ 63,131

                                                                                    International Government Bond Fund
                                                                 ---------------------------------------------------------------
                                                                                                        Year Ended May 31,
                                                                   Six Months Ended     ----------------------------------------
                                                                 November 30, 2002/(g)/   2002      2001       2000      1999
                                                                 ---------------------  --------  -------   --------   --------
PER SHARE DATA
Net asset value at beginning of period..........................       $  11.04         $  10.10  $ 10.88   $  11.62   $  11.42
                                                                 ---------------------  --------  -------   --------   --------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.29 /(f)/       0.54     0.43       0.48       0.51
   Net realized and unrealized gain (loss) on securities and               0.41             0.49    (0.91)     (0.98)      0.24
    foreign currency related transactions....................... ---------------------  --------  -------   --------   --------
   Total income (loss) from investment operations...............           0.70             1.03    (0.48)     (0.50)      0.75
                                                                 ---------------------  --------  -------   --------   --------
Distributions from:
   Investment income............................................              -                -    (0.26)     (0.23)     (0.48)
   Realized gain on securities..................................              -            (0.09)   (0.04)     (0.01)     (0.07)
                                                                 ---------------------  --------  -------   --------   --------
   Total distributions..........................................              -            (0.09)   (0.30)     (0.24)     (0.55)
                                                                 ---------------------  --------  -------   --------   --------
Net asset value at end of period................................       $  11.74         $  11.04  $ 10.10   $  10.88   $  11.62
                                                                 ---------------------  --------  -------   --------   --------
TOTAL RETURN/(a)/...............................................           6.34%/(c)/      10.23%   (4.47)%    (4.43)%     6.40%
                                                                 ---------------------  --------  -------   --------   --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.75%/(b)/       0.73%    0.58%      0.52%      0.57%
Ratio of expenses to average net assets/(e)/....................           0.75%/(b)/       0.73%    0.58%      0.52%      0.57%
Ratio of expense reductions to average net assets...............           0.00%/(b)/       0.00%    0.00%      0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(d)/           5.17%/(b)/       5.71%    3.82%      4.07%      4.27%
Ratio of net investment income (loss) to average net assets/(e)/           5.17%/(b)/          -        -          -          -
Portfolio turnover rate.........................................             16%             110%      72%        15%        22%
Number of shares outstanding at end of period (000's)...........         10,180            9,242    9,898     12,044     13,647
Net assets at end of period (000's).............................       $119,523         $102,053  $99,977   $130,978   $158,509

                                                          Capital Conservation Fund
                                                          -------------------------
                                                                   1998
                                                                 --------
PER SHARE DATA
Net asset value at beginning of period.......................... $   9.31
                                                                 --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.61
   Net realized and unrealized gain (loss) on securities and         0.37
    foreign currency related transactions....................... --------
   Total income (loss) from investment operations...............     0.98
                                                                 --------
Distributions from:
   Investment income............................................    (0.61)
   Realized gain on securities..................................        -
                                                                 --------
   Total distributions..........................................    (0.61)
                                                                 --------
Net asset value at end of period................................ $   9.68
                                                                 --------
TOTAL RETURN/(a)/...............................................    10.76%
                                                                 --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.54%
Ratio of expenses to average net assets/(e)/....................     0.54%
Ratio of expense reductions to average net assets...............     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     6.32%
Ratio of net investment income (loss) to average net assets/(e)/        -
Portfolio turnover rate.........................................       14%
Number of shares outstanding at end of period (000's)...........    6,577
Net assets at end of period (000's)............................. $ 63,654


                                                    International Government Bond Fund
                                                    ----------------------------------
                                                                   1998
                                                                 --------
PER SHARE DATA
Net asset value at beginning of period.......................... $  11.33
                                                                 --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.56
   Net realized and unrealized gain (loss) on securities and        (0.26)
    foreign currency related transactions....................... --------
   Total income (loss) from investment operations...............     0.30
                                                                 --------
Distributions from:
   Investment income............................................    (0.20)
   Realized gain on securities..................................    (0.01)
                                                                 --------
   Total distributions..........................................    (0.21)
                                                                 --------
Net asset value at end of period................................ $  11.42
                                                                 --------
TOTAL RETURN/(a)/...............................................     2.65%
                                                                 --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.55%
Ratio of expenses to average net assets/(e)/....................     0.55%
Ratio of expense reductions to average net assets...............     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     4.70%
Ratio of net investment income (loss) to average net assets/(e)/        -
Portfolio turnover rate.........................................       17%
Number of shares outstanding at end of period (000's)...........   13,646
Net assets at end of period (000's)............................. $155,783

                                                                                        Government Securities Fund
                                                                 --------------------------------------------------------------
                                                                                                        Year Ended May 31,
                                                                   Six Months Ended     ---------------------------------------
                                                                 November 30, 2002/(g)/   2002      2001      2000      1999
                                                                 ---------------------  --------  --------  --------  --------
PER SHARE DATA
Net asset value at beginning of period..........................       $  10.37         $  10.07  $   9.51  $   9.90  $  10.09
                                                                 ---------------------  --------  --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.22 /(f)/       0.51      0.58      0.55      0.55
   Net realized and unrealized gain (loss) on securities and               0.44             0.30      0.56     (0.39)    (0.19)
    foreign currency related transactions....................... ---------------------  --------  --------  --------  --------
   Total income (loss) from investment operations...............           0.66             0.81      1.14      0.16      0.36
                                                                 ---------------------  --------  --------  --------  --------
Distributions from:
   Investment income............................................          (0.21)           (0.51)    (0.58)    (0.55)    (0.55)
   Realized gain on securities..................................              -                -         -         -         -
                                                                 ---------------------  --------  --------  --------  --------
   Total distributions..........................................          (0.21)           (0.51)    (0.58)    (0.55)    (0.55)
                                                                 ---------------------  --------  --------  --------  --------
Net asset value at end of period................................       $  10.82         $  10.37  $  10.07  $   9.51  $   9.90
                                                                 ---------------------  --------  --------  --------  --------
TOTAL RETURN/(a)/...............................................           6.38%/(c)/       8.17%    12.23%     1.74%     3.58%
                                                                 ---------------------  --------  --------  --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.63%/(b)/       0.63%     0.58%     0.55%     0.59%
Ratio of expenses to average net assets/(e)/....................           0.63%/(b)/       0.63%     0.58%     0.55%     0.59%
Ratio of expense reductions to average net assets...............           0.00%/(b)/       0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/           4.00%/(b)/       4.89%     5.83%     5.68%     5.46%
Ratio of net investment income (loss) to average net assets/(e)/           4.00%/(b)/          -         -         -         -
Portfolio turnover rate.........................................             66%              89%       84%      132%       39%
Number of shares outstanding at end of period (000's)...........         17,012           12,993    11,873    10,581    10,853
Net assets at end of period (000's).............................       $184,013         $134,726  $119,514  $100,648  $107,425

                                                                                           Money Market I Fund
                                                                 --------------------------------------------------------------
                                                                                                        Year Ended May 31,
                                                                   Six Months Ended     ---------------------------------------
                                                                 November 30, 2002/(g)/   2002      2001      2000      1999
                                                                 ---------------------  --------  --------  --------  --------
PER SHARE DATA
Net asset value at beginning of period..........................       $   1.00         $   1.00  $   1.00  $   1.00  $   1.00
                                                                 ---------------------  --------  --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.01 /(f)/       0.02      0.06      0.05      0.05
   Net realized and unrealized gain (loss) on securities and                  -                -         -         -         -
    foreign currency related transactions....................... ---------------------  --------  --------  --------  --------
   Total income (loss) from investment operations...............           0.01             0.02      0.06      0.05      0.05
                                                                 ---------------------  --------  --------  --------  --------
Distributions from:
   Investment income............................................          (0.01)           (0.02)    (0.06)    (0.05)    (0.05)
   Realized gain on securities..................................              -                -         -         -         -
                                                                 ---------------------  --------  --------  --------  --------
   Total distributions..........................................          (0.01)           (0.02)    (0.06)    (0.05)    (0.05)
                                                                 ---------------------  --------  --------  --------  --------
Net asset value at end of period................................       $   1.00         $   1.00  $   1.00  $   1.00  $   1.00
                                                                 ---------------------  --------  --------  --------  --------
TOTAL RETURN/(a)/...............................................           0.63%/(c)/       2.14%     5.77%     5.21%     4.84%
                                                                 ---------------------  --------  --------  --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.59%/(b)/       0.60%     0.57%     0.56%     0.57%
Ratio of expenses to average net assets/(e)/....................           0.61%/(b)/       0.62%     0.58%     0.56%     0.57%
Ratio of expense reductions to average net assets...............           0.00%/(b)/       0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/           1.26%/(b)/       2.07%     5.59%     5.13%     4.66%
Ratio of net investment income (loss) to average net assets/(e)/           1.23%/(b)/          -         -         -         -
Portfolio turnover rate.........................................            N/A              N/A       N/A       N/A       N/A
Number of shares outstanding at end of period (000's)...........        564,162          734,135   579,507   484,934   347,394
Net assets at end of period (000's).............................       $564,162         $734,135  $579,507  $484,934  $347,394


                                                        Government Securities Fund
                                                        --------------------------
                                                                    1998
                                                                 ---------
PER SHARE DATA
Net asset value at beginning of period..........................  $   9.67
                                                                 ---------
Income (loss) from investment operations:
   Net investment income (loss).................................      0.58
   Net realized and unrealized gain (loss) on securities and          0.42
    foreign currency related transactions....................... ---------
   Total income (loss) from investment operations...............      1.00
                                                                 ---------
Distributions from:
   Investment income............................................     (0.58)
   Realized gain on securities..................................         -
                                                                 ---------
   Total distributions..........................................     (0.58)
                                                                 ---------
Net asset value at end of period................................  $  10.09
                                                                 ---------
TOTAL RETURN/(a)/...............................................     10.60%
                                                                 ---------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.54%
Ratio of expenses to average net assets/(e)/....................      0.54%
Ratio of expense reductions to average net assets...............      0.00%
Ratio of net investment income (loss) to average net assets/(d)/      5.82%
Ratio of net investment income (loss) to average net assets/(e)/         -
Portfolio turnover rate.........................................        24%
Number of shares outstanding at end of period (000's)...........     9,129
Net assets at end of period (000's).............................  $ 92,120




                                                            Money Market I Fund
                                                            -------------------
                                                                    1998
                                                                 ---------
PER SHARE DATA
Net asset value at beginning of period..........................  $   1.00
                                                                 ---------
Income (loss) from investment operations:
   Net investment income (loss).................................      0.05
   Net realized and unrealized gain (loss) on securities and             -
    foreign currency related transactions....................... ---------
   Total income (loss) from investment operations...............      0.05
                                                                 ---------
Distributions from:
   Investment income............................................     (0.05)
   Realized gain on securities..................................         -
                                                                 ---------
   Total distributions..........................................     (0.05)
                                                                 ---------
Net asset value at end of period................................  $   1.00
                                                                 ---------
TOTAL RETURN/(a)/...............................................      5.25%
                                                                 ---------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.54%
Ratio of expenses to average net assets/(e)/....................      0.54%
Ratio of expense reductions to average net assets...............      0.00%
Ratio of net investment income (loss) to average net assets/(d)/      5.14%
Ratio of net investment income (loss) to average net assets/(e)/         -
Portfolio turnover rate.........................................       N/A
Number of shares outstanding at end of period (000's)...........   190,975
Net assets at end of period (000's).............................  $190,975

/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

                                                                            137
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                 Value Fund
                                                                 -----------------------------------------
                                                                                        December 31, 2001*
                                                                   Six Months Ended             to
                                                                 November 30, 2002/(g)/    May 31, 2002
                                                                 ---------------------  ------------------
PER SHARE DATA
Net asset value at beginning of period..........................        $  9.69              $ 10.00
                                                                 ---------------------  ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.05 /(f)/           0.02
   Net realized and unrealized gain (loss) on securities and              (1.33)               (0.31)
    foreign currency related transactions....................... ---------------------  ------------------
   Total income (loss) from investment operations...............          (1.28)               (0.29)
                                                                 ---------------------  ------------------
Distributions from:
   Investment income............................................          (0.03)               (0.02)
   Realized gain on securities..................................              -                    -
                                                                 ---------------------  ------------------
   Total distributions..........................................          (0.03)               (0.02)
                                                                 ---------------------  ------------------
Net asset value at end of period................................        $  8.38              $  9.69
                                                                 ---------------------  ------------------
TOTAL RETURN/(a)/...............................................         (13.23)%/(c)/         (2.89)%/(c)/
                                                                 ---------------------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           1.17%/(b)/           1.46%/(b)/
Ratio of expenses to average net assets/(e)/....................           1.17%/(b)/           1.46%/(b)/
Ratio of expense reductions to average net assets...............           0.00%/(b)/           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           1.19%/(b)/           0.52%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           1.19%/(b)/              -
Portfolio turnover rate.........................................             19%                  20%
Number of shares outstanding at end of period (000's)...........          1,208                1,121
Net assets at end of period (000's).............................        $10,121              $10,855

*Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

138
                       DIRECTOR INFORMATION (Unaudited)
                                                              November 30, 2002



   Name, Birth Date and
   Address* Independent     Position Held With
         Director               the Series     Date Service Began  Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Dr. Judith L.               Director             August, 1998                   Retired Administrator.
 Craven DOB: October 6,
 1945



















-----------------------------------------------------------------------------------------------------------------------------
William F. Devin DOB:       Director             October, 2001                  Member, Board of Governors, Boston Stock
 December 30, 1938                                                              Exchange (1985-Present). Formerly,
                                                                                Executive Vice President, Fidelity Capital
                                                                                Markets, a division of National Financial
                                                                                Services Corporation (1966-1996).






-----------------------------------------------------------------------------------------------------------------------------
Dr. Timothy J.              Director             August, 1998                   Professor and Head, Department of
 Ebner DOB: July 15, 1949                                                       Neuroscience, and Visscher Chair of
                                                                                Physiology, University of Minnesota
                                                                                (1999-Present). Formerly, Director, Graduate
                                                                                Program in Neuroscience, University of
                                                                                Minnesota (1995-1999); Professor of
                                                                                Neurosurgery, University of Minnesota
                                                                                (1980-1999); Consultant to EMPI Inc.
                                                                                (1994-1995); and Medtronic Inc.
                                                                                (1997-1998).
VALIC
-----------------------------------------------------------------------------------------------------------------------------

   Name, Birth Date and     Number of Portfolios in
   Address* Independent      Fund Complex Overseen
         Director               by Director (2)        Other Directorships Held by Director (3)
--------------------------------------------------------------------------------------------------
Dr. Judith L.                         75            Trustee, VALIC Company II (1998-Present);
 Craven DOB: October 6,                             Director/Trustee, SunAmerica Senior Floating
 1945                                               Rate Fund, Inc., SunAmerica Income Funds,
                                                    SunAmerica Equity Funds, SunAmerica Style
                                                    Select Series, Inc., SunAmerica Strategic
                                                    Investment Series, SunAmerica Money
                                                    Market Funds (2001-Present); Director, A.G.
                                                    Belo Corporation, a media company (1992-
                                                    Present); Director SYSCO Corporation, a food
                                                    marketing and distribution company (1996-
                                                    Present); Director, Luby's, Inc., a restaurant
                                                    chain (1998-Present); Director, University of
                                                    Texas Board of Regents (2001-Present).
                                                    Formerly, Director, Compaq Computer
                                                    Corporation (1992-2002); Director/Trustee,
                                                    Cypress Tree Senior Floating Rate Fund, Inc.
                                                    North American Funds, North American
                                                    Senior Floating Rate Fund, Inc. (2000-2001);
                                                    President, United Way of the Texas Gulf
                                                    Coast, a not for profit organization (1992-
                                                    1998); Director, Houston Branch of the
                                                    Federal Reserve Bank of Dallas (1992-2000).
--------------------------------------------------------------------------------------------------
William F. Devin DOB:                 75            Trustee, VALIC Company II (2001-Present);
 December 30, 1938                                  Director/Trustee, SunAmerica Senior Floating
                                                    Rate Fund, Inc., SunAmerica Income Funds,
                                                    SunAmerica Equity Funds, SunAmerica Style
                                                    Select Series, Inc., SunAmerica Strategic
                                                    Investment Series, SunAmerica Money
                                                    Market Funds (2001-Present). Formerly,
                                                    Director/Trustee, CypressTree Senior Floating
                                                    Rate Fund, Inc., North American Funds, North
                                                    American Senior Floating Rate Fund, Inc.
                                                    (1997-2001).
--------------------------------------------------------------------------------------------------
Dr. Timothy J.                        37            Trustee, VALIC Company II (1998-Present).
 Ebner DOB: July 15, 1949                           Formerly, Director/Trustee, CypressTree
                                                    Senior Floating Rate Fund, Inc., North
                                                    American Funds, North American Senior
                                                    Floating Rate Fund, Inc. (2000-2001).



VALIC
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            139
November 30, 2002
                 DIRECTOR INFORMATION (Unaudited) - CONTINUED


       Name, Birth Date
         and Address*          Position Held With
     Independent Director          the Series     Date Service Began   Principal Occupations During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Director             August, 1998          Municipal Court Judge, Dallas, Texas
 DOB: July 27, 1940                                                       (1995-Present).






------------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Director             August, 1998          Chairman--Scientific Advisory Board for The
 DOB: March 2, 1912                                                       Robert A. Welch Foundation (1983-Present);
                                                                          President Emeritus, Rice University, Houston,
                                                                          Texas (1985-Present).
------------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Director             August, 1998          Pastor Emeritus and Director of Planned
 DOB: December 15, 1923                                                   Giving, First Presbyterian Church
                                                                          (1997-Present).
------------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Director             October, 2001         Vice President of Massachusetts Capital
 DOB: December 30, 1949                                                   Resources Company (1982-Present).





------------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Director             August, 1998          Retired.
 DOB: September 26, 1930






------------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director             August, 1998          President, Meharry Medical College,
 DOB: October 28, 1946                                                    Nashville, Tennessee (1994-Present).







------------------------------------------------------------------------------------------------------------------------

       Name, Birth Date        Number of Portfolios in
         and Address*           Fund Complex Overseen
     Independent Director          by Director (2)       Other Directorships Held by Director (3)
----------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.           37            Trustee, VALIC Company II (1998-Present);
 DOB: July 27, 1940                                    Formerly, Director/Trustee, CypressTree
                                                       Senior Floating Rate Fund, Inc., North
                                                       American Funds, North American Senior
                                                       Floating Rate Fund, Inc. (2000-2001);
                                                       Director, Downtown Dallas YMCA Board
                                                       (1996-2000); Director, Dallas Easter Seals
                                                       Society (1997-2000).
----------------------------------------------------------------------------------------------------
Dr. Norman Hackerman                     37            Trustee, VALIC Company II (1998-Present).
 DOB: March 2, 1912                                    Formerly, Director, Electrosource, Inc.,
                                                       developer, manufacturer, and marketer of
                                                       energy storage products (1990-2002).
----------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster                   37            Trustee, VALIC Company II (1984-Present).
 DOB: December 15, 1923

----------------------------------------------------------------------------------------------------
Kenneth J. Lavery                        37            Trustee, VALIC Company II (2001-Present);
 DOB: December 30, 1949                                Director, Board of Overseers, Newton
                                                       Wellesley Hospital (1996-Present). Formerly,
                                                       Director/Trustee, CypressTree Senior Floating
                                                       Rate Fund, Inc., North American Funds, North
                                                       America Senior Floating Rate Fund, Inc.
                                                       (1997-2001).
----------------------------------------------------------------------------------------------------
Ben H. Love                              37            Trustee, VALIC Company II (1998-Present).
 DOB: September 26, 1930                               Formerly, Director/Trustee, CypressTree
                                                       Senior Floating Rate Fund, Inc., North
                                                       American Funds, North American Senior
                                                       Floating Rate Fund, Inc. (2000-2001);
                                                       Director, Mid-American Waste, Inc., waste
                                                       products (1993-1997); Chief Executive, Boy
                                                       Scouts of America (1985-1993).
----------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.                  37            Trustee, VALIC Company II (1998-Present);
 DOB: October 28, 1946                                 Director, Monarch Dental Corporation (1997-
                                                       Present); Director, Pinnacle Financial
                                                       Partners, Inc. (2000-Present). Formerly,
                                                       Director/Trustee, CypressTree Senior Floating
                                                       Rate Fund, Inc., North American Funds, North
                                                       American Senior Floating Rate Fund, Inc.
                                                       (2000-2001); Director, LifePoint Hospitals,
                                                       Inc. (1998-1999).
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

140
                                                              November 30, 2002
                 DIRECTOR INFORMATION (Unaudited) - CONTINUED


   Name, Birth Date
     and Address*         Position Held With
   Interested Director        the Series     Date Service Began   Principal Occupations During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Robert P. Condon (1)      Director             October, 2001    President, VALIC (2000-Present); Executive
 DOB: December 28, 1941                                         Vice President-Sales and Marketing,
                                                                American General Retirement Services
                                                                (1999-Present). Formerly, Executive Vice
                                                                President, Fidelity Federal Bank
                                                                (1993-1999).
---------------------------------------------------------------------------------------------------------------
Paige T. Davis (1)        Director              July, 2002      Formerly, Regional Manager, VALIC (1976-2001).
 DOB: July 4, 1943








---------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)      Director             October, 2001    President and Chief Executive Officer,
 DOB: January 23, 1954                                          SAAMCo (1995-Present); President,
                                                                SunAmerica Fund Services, Inc. (1988-
                                                                Present).









---------------------------------------------------------------------------------------------------------------

   Name, Birth Date       Number of Portfolios in
     and Address*          Fund Complex Overseen
   Interested Director        by Director (2)        Other Directorships Held by Director (3)
------------------------------------------------------------------------------------------------
Robert P. Condon (1)                37            Trustee, VALIC Company II (2001-Present).
 DOB: December 28, 1941




------------------------------------------------------------------------------------------------
Paige T. Davis (1)                  37            Trustee, VALIC Company II (2002-Present);
 DOB: July 4, 1943                                Director, Maryland African American Museum
                                                  Corporation (1999-Present); Director,
                                                  Maryland Racing Commission (1996-
                                                  Present); Director, Morgan State University
                                                  Foundation, Inc. (1998-Present); Director,
                                                  Maryland Health and Higher Education
                                                  Facilities Authority (1987-Present); Formerly,
                                                  Director, Howard County General Hospital,
                                                  Inc. (1995-2001).
------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)                83            Trustee, VALIC Company II (2001-Present);
 DOB: January 23, 1954                            Director, AIG Financial Advisor Services, Inc.
                                                  (2000-Present); Director, SunAmerica Capital
                                                  Services, Inc. (1993-Present); Director,
                                                  SAAMCo (1995-Present); Director/Trustee,
                                                  Anchor Series Trust, SunAmerica Senior
                                                  Floating Rate Fund, Inc., SunAmerica Income
                                                  Funds, SunAmerica Equity Funds,
                                                  SunAmerica Style Select Series, Inc.,
                                                  SunAmerica Strategic Investment Series,
                                                  SunAmerica Money Market Funds (1994-
                                                  Present); Director, SunAmerica Fund
                                                  Services, Inc. (1988-Present).
------------------------------------------------------------------------------------------------

* The business address for each Director is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940, because of current or former employment by VALIC (Messrs. Condon and Davis) or SAAMCo (Mr. Harbeck), a company affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which the investment adviser or an affiliate serves as investment adviser (or business manager). The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (19 portfolios).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

   Additional Information concerning the Director is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

--------------------------------------------------------------------------------

                                                                            141
                               VALIC COMPANY I


BOARD OF DIRECTORS                           TRANSFER AND SHAREHOLDER SERVICE AGENT
Robert P. Condon                             The Variable Annuity
Judith L. Craven                             Life Insurance Company (VALIC)
Paige T. Davis                               2929 Allen Parkway
William F. Devin                             Houston, Texas 77019
Timothy J. Ebner
Gustavo E. Gonzales, Jr.                     OFFICERS
Norman Hackerman                             Robert P. Condon,
Peter A. Harbeck                              Chairman
John W. Lancaster                            Evelyn M. Curran,
Kenneth J. Lavery                             President
Ben H. Love                                  John Packs,
John E. Maupin, Jr.                           Vice President and Senior Investment Officer
                                             Nori L. Gabert,
CUSTODIAN                                     Vice President and Secretary
State Street Bank and Trust Company          Robert M. Zakem,
225 Franklin Street                           Vice President and Assistant Secretary
Boston, Massachusetts 02110                  Donna Handel,
                                              Vice President and Assistant Treasurer
INVESTMENT ADVISER                           Cynthia A. Gibbons,
The Variable Annuity                          Chief Compliance Officer and Assistant Secretary
Life Insurance Company (VALIC)               Gregory R. Kingston,
2929 Allen Parkway                            Treasurer
Houston, Texas 77019                         Katherine Stoner,
                                              Assistant Secretary
INVESTMENT SUB-ADVISERS                      Kathryn A. Pearce,
AIG Global Investment Corp.                   Assistant Treasurer
175 Water Street                             Donald H. Guire,
New York, New York 10038                      Assistant Treasurer

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Founders Asset Management, LLC
2930 East Third Avenue
Denver, Colorado 80206

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

SunAmerica Asset Management Corp
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

INDEPENDENT AUDITORS
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010




TO INSURANCE PRODUCT OWNERS:
 This report contains detailed financial information to help you understand your variable insurance product's past performance and shows the performance for the funds that you invested in through your variable insurance contract. The performance does not reflect separate account charges under your insurance product. These charges would otherwise lower the performance information shown.

 If you would like further information about the material or products issued by VALIC, or any affiliate of American International Group, Inc., please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's Mid Cap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

--------------------------------------------------------------------------------

142
                               VALIC COMPANY I


                                                               AIG VALIC ONLINE

                                                                 Account Access

                         Manage your account on the Web through AIG VALIC Online!

   You must establish a  Enjoy quick, easy and secure access -- now or anytime. Go to www.aigvalic.com, and click on "View your account".
                         You'll find these exciting features:
Personal Identification
                         .View your current portfolio valuation.
    Number (PIN) before  .View your quarterly account and transaction confirmation statements.
                         .View fund performance.
    using the automated  .View information about your financial advisor.
                         .Change your Personal Identification Number (PIN).
      account services.  .Change your address, e-mail and telephone number.
                         .Change your allocation of future contributions.
  Your PIN is valid for  .Transfer money among investment options.
                         .Rebalance account to your desired allocation mix.
both AIG VALIC by Phone  .Perform loan modeling.
                         .Request forms for a variety of services.
      at 1.800.428.2542  .Enroll in the electronic document delivery service.

                         Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!
  and AIG VALIC Online.  To set up a PIN through AIG VALIC Online:
                         .Go to www.aigvalic.com.
                         .Click "View your account".
                         .Click "I am a new user".
                         .For verification, enter your Social Security number, last name and date of birth.
                         .Choose, enter and verify your four-digit numeric PIN.
                         .Click "I Agree" to accept AIG VALIC's access agreement (required).
                         .Verify and/or update your address, e-mail and telephone number information.
                         Your PIN setup is complete when the Client Summary screen appears.
                         This PIN is valid for both AIG VALIC by Phone at 1.800.428.2542 and AIG VALIC Online.

                         AIG VALIC by Phone is AIG VALIC's toll-free automated phone line for 24-hour access to your account.


--------------------------------------------------------------------------------

VALIC Company I                                 ----------------------
P.O. Box 3206                                   |    PRESORT STD     |
Houston, Texas 77253-3206                       |   U.S. POSTAGE     |
                                                |       PAID         |
                                                |   LANCASTER, PA    |
                                                |  PERMIT NO. 1765   |
                                                ----------------------

VL 4873 VER 11/02